Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Equity Funds (II)
NVIT Allspring Discovery Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT Real Estate Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
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Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
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distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 55
Statements of Investments 58
Statements of Assets and Liabilities 102
Statements of Operations 110
Statements of Changes in Net Assets 114
Financial Highlights 125
Notes to Financial Statements 135
Report of Independent Registered Public Accounting Firm 162
Supplemental Information 163
Management Information 173
Market Index Definitions 176

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Allspring Discovery Fund
For the annual period ended December 31, 2022, the NVIT Allspring Discovery Fund Class I returned -37.61% versus -26.21%
for its benchmark, the Russell 2500
™
Growth Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Mid-Cap Growth (consisted of 120 investments as of December 31, 2022), was -26.91% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
During the reporting period, security selection within the Information Technology and Industrials sectors detracted from investment results. Additionally, an underweight to the Energy sector, which significantly outperformed during the year, was a sizeable source of detraction. Notable detractors over the year were Global-E Online Ltd., MongoDB, Inc., and Goosehead Insurance, Inc. The
Fund continues to hold all three of these companies; however, we reduced the position size in MongoDB due to near term macro headwinds. The holdings remain intact for Goosehead and Global-E Online.
Positive contribution was driven by security selection within the Health Care and Real Estate sectors, along with select Information
Technology holdings. Substantial contributors included Enphase Energy, Inc., Shockwave Medical, Inc., and Axon Enterprise, Inc.,
all of which the Fund still holds.
From a market environment standpoint, the Fund historically performs well during periods where equity prices are driven by company fundamentals. It is normal for our style to temporarily fall out of favor during periods of high macro uncertainty and rapid shifts in sentiment. The Fund underperformed in 2022, in part due to the following:
• Over the past year, a continual stream of macro headlines created high volatility for investors. Market sentiment wavered violently as investors grappled with high inflation, tightening Federal Reserve (Fed) policy, supply chain disruptions, and the war in Ukraine.
• Amid this uncertainty, the dominant storyline was persistently high inflation as the headline year-over-year Consumer Price Index reached the highest levels in more than 40 years. In response, the Fed policy became hawkish and materially tightened financial conditions. The markets reacted swiftly and sharply. Volatility spiked over renewed concerns that the Fed may overshoot a soft landing, driving the economy into a recession.
• As a result, rising discount rates pressured valuations of “long duration” growth stocks – those businesses with superior revenue growth out years into the future. Additionally, investors rotated out of technology and ecommerce stocks due to concerns that a recession would reduce information technology and consumer spending. For many companies with disruptive technologies, a disconnection emerged between stock prices and underlying fundamentals.
The Fund did not invest in derivatives and did not experience any liquidity events during the reporting period.
Subadviser:
Allspring Global Investments, LLC
Portfolio Managers:
Michael T. Smith, CFA, and Christopher J. Warner, CFA
The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Allspring Discovery Fund - December 31, 2022 - Fund Commentary - 5
Asset Allocation
1
Common Stocks 96.9%
Repurchase Agreements 0.8%
Other assets in excess of liabilities 2.3%
100.0%
Top Industries
2
Software 11.2%
Health Care Equipment & Supplies 10.7%
Commercial Services & Supplies 6.9%
Electronic Equipment, Instruments & Components 6.5%
Hotels, Restaurants & Leisure 6.4%
IT Services 5.6%
Life Sciences Tools & Services 5.4%
Semiconductors & Semiconductor Equipment 4.8%
Equity Real Estate Investment Trusts (REITs) 4.3%
Biotechnology 4.0%
Other Industries
#
34.2%
100.0%
Top Holdings
2
Teledyne Technologies, Inc. 3.5%
Casella Waste Systems, Inc., Class A 2.6%
Bio-Techne Corp. 2.5%
WNS Holdings Ltd., ADR 2.5%
Rexford Industrial Realty, Inc. 2.4%
Axon Enterprise, Inc. 2.4%
Novanta, Inc. 2.2%
Inspire Medical Systems, Inc. 2.1%
Tetra Tech, Inc. 2.0%
Liberty Media Corp.-Liberty Formula One, Class C 2.0%
Other Holdings
#
75.8%
100.0%
#
For purposes of listing top industries, top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT Allspring Discovery Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (37.61)% 4.11% 9.15% 3/24/2008
Class II (37.82)% 3.83% 8.87% 3/24/2008
Russell 2500
TM
Growth
Index (26.21)% 5.97% 10.62%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.88% 0.82%
Class II 1.13% 1.07%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Allspring Discovery Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Allspring Discovery Fund versus performance of the
Russell 2500
TM
Growth Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2022 - NVIT AQR Large Cap Defensive Style Fund
For the annual period ended December 31, 2022, the NVIT AQR Large Cap Defensive Style Fund Class I returned -8.44% versus
-18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
Within sector selection, an underweight position in Information Technology and an overweight position in Consumer Staples were the largest contributors over the period. Stock selection within Communication Services and Information Technology contributed as well, adding to the Fund’s outperformance throughout the year.
The Fund ended the period with a highly diversified stock portfolio of over 175 names. The largest sector overweights relative to the benchmark at the end of the period were in Consumer Staples, Health Care, and Utilities. Conversely, the Fund’s primary underweights are Information Technology, Consumer Discretionary, and Real Estate. The top three individual contributors over the reporting period were Apple, Tesla, Inc, and Microsoft.
The Fund outperformed its benchmark by +9.67% over the reporting period. While there was broad outperformance from a sector-wide perspective, we saw some offsetting negative performance within stock selection (+1.9%). Specifically, Industrials and Materials detracted during 2022 and somewhat limited our outperformance versus the Russell 1000® Index. Within sector selection, outperformance was positive (+9.5%) across nearly all sectors, except for Energy and Financials, both of which modestly detracted throughout the year. The top three individual detractors’ investments over the reporting period were Ecolab, U-Haul
Holding Company and Exxon Mobil.
Fund performance was captured through equities and limited derivative exposure in the form of equity index futures. Equity index futures are used primarily for flow and cash management in the Fund, leading to minimal effect on the Fund’s performance.
The Fund did not experience any liquidity events that had a material impact, and there were no changes in the Fund that would result in a liquidity risk during the reporting period ending December 31, 2022.
While the Fund’s defensive investing style certainly can go through periods of underperformance, particularly during strong bull markets, market conditions throughout 2022 helped to showcase the benefits of holding a defensively positioned investment within the Fund as the strategy outperformed its benchmark by +9.67% in 2022.
Subadviser:
AQR Capital Management, LLC
Portfolio Managers:
Michele L. Aghassi, Cliff Asness, Andrea Frazzini, John Huss, and Lars Nielsen
The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities
(which are volatile, harder to price and less liquid than U.S. securities). The Fund may invest in more aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT AQR Large Cap Defensive Style Fund - December 31, 2022 - Fund Commentary - 9
Asset Allocation
1
Common Stocks 97.5%
Repurchase Agreements 0.2%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 2.3%
100.0%
Top Industries
2
Food Products 5.9%
Health Care Providers & Services 5.6%
Insurance 5.2%
Biotechnology 4.7%
Pharmaceuticals 4.6%
Life Sciences Tools & Services 4.4%
Electric Utilities 4.3%
Beverages 4.0%
IT Services 4.0%
Multi-Utilities 3.9%
Other Industries
#
53.4%
100.0%
Top Holdings
2
Verizon Communications, Inc. 1.6%
AutoZone, Inc. 1.5%
Progressive Corp. (The) 1.5%
Merck & Co., Inc. 1.5%
Johnson & Johnson 1.5%
Procter & Gamble Co. (The) 1.5%
PepsiCo, Inc. 1.5%
Walmart, Inc. 1.5%
Thermo Fisher Scientific, Inc. 1.5%
UnitedHealth Group, Inc. 1.5%
Other Holdings
#
84.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

10 - Fund Commentary - December 31, 2022 - NVIT AQR Large Cap Defensive Style Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (8.44)% 9.75% 12.24% 11/8/1982
Class II (8.66)% 9.47% 11.96% 7/11/2002
Class IV (8.45)% 9.75% 12.23% 4/28/2003
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Expense
Ratio
^
Class I 0.79%
Class II 1.04%
Class IV 0.79%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT AQR Large Cap Defensive Style Fund - December 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT AQR Large Cap Defensive Style Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2022 - NVIT BlackRock Equity Dividend Fund
For the annual period ended December 31, 2022, the NVIT BlackRock Equity Dividend Fund Class I returned -3.99% versus -7.54%
for its benchmark, the Russell 1000® Value Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Value (consisting of 230 investments as of December 31, 2022), was -4.90% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
There were several industries that detracted from the Fund’s performance over the reporting period. The largest detractor from relative performance was due to selection decisions in the energy sector. Notably, selection decisions in the oil, gas, and consumable fuels industry and the decision to not invest in the energy equipment and services industry proved costly. Within oil, gas, and consumable fuels, underperformance was driven by our decision to not invest in US supermajors, Exxon and Chevron, both of which experienced exceptionally strong performance over the period. Investment decisions in the consumer discretionary sector also detracted from relative returns. Specifically, the Fund’s overweight exposure to automobiles proved costly as the industry faced topline pressure from supply constraints, as well as diminished demand from heightened financing costs. Stock selection in the health care sector was also a detractor throughout the year. At the industry level, this was most prominent in the health care equipment and supplies industry, with Koninklijke Philips being a large source for relative underperformance. Another modest detractor during the year was the Fund’s stock selection in materials.
At the stock level, top detractors from relative performance can be attributed to the Fund’s view on Exxon, Koninklijke Philips, and
Chevron and an overweight position in General Motors. In the energy sector, the Fund did not include Exxon and Chevron, both of which experienced strong performance during the year. The Fund favors European peers such as BP and Shell, who trade at steep discounts relative to US integrated oil, making them attractive long-term investments. The portfolio’s position in Koninklijke
Philips detracted significantly from the portfolio’s performance as the company faces margin pressures from increased costs from
COVID’s effects on supply chains. A major driver for Koninklijke Philip’s underperformance stems from litigation concerns and uncertainty surrounding their management changes. We believe that the price drawdown from their sleep apnea litigation was overdone and has been more than adjusted for in their share price. The portfolio’s overweight position in General Motors (GM) also proved to be costly. GM’s performance suffered from the same headwinds affecting much of the automobile industry. Sales for the cyclical business were constrained even further due to shortages in semiconductors. Moving forward, GM remains an attractive position as it regains its position as the top automaker in US sales this year and continues to expand its EV market share.
The largest contributor to relative performance was stock selection in industrials. Notably, stock selection and an overweight exposure to aerospace and defense proved beneficial to the Fund’s relative performance. Specifically, in aerospace and defense,
BAE Systems was a strong relative outperformer this year. Selection decisions in financials were also a source of relative outperformance. At the industry level, stock selection and an underweight allocation to capital markets contributed significantly to relative performance. In communication services, our underweight allocation to the interactive media industry added to performance.
Our decision to not invest in real estate in 2022 also proved to beneficial as the interest rate sensitive sector suffered from a steep sell off this year. The Fund’s average cash position of 5.35% buoyed relative returns through the turbulent year.
At the stock level, top contributors to relative performance included BP and BAE Systems, as well as overweight positions in EQT
Corporation and Cigna. BP was a strong outperformer during the year, benefitting from the many supply and demand tailwinds that lifted the whole sector. Specifically, BP’s robust stock buyback program drove positive performance in the second half of the year along with their trading segment that benefitted from energy price volatility. BAE Systems was the second largest contributor to the strategy’s outperformance. BAE’s share price rose due to the conflict in Russia and the Ukraine and the greater geopolitical tensions in 2022. Additionally, the broad increase in demand in defense and aerospace and more attention to cyber security and technology systems contributed to the stock’s solid performance. EQT Corporation was an extremely strong performer throughout the year for many of the same macro reasons as BP. As one of the largest natural gas drillers in the continental US, EQT benefited from the sharp increase in demand for U.S. liquified natural gas from Europe. Cigna was another notable contributor to the portfolio’s relative outperformance. Cigna benefitted from economic reopening as well as higher interest rates in their core businesses to deliver earning beats and consistently raise their guidance. The sale of their life, accident and supplemental benefits business in Southeast Asia also was well-received from investors as they focus more on their core regions.
The Fund did not use derivatives for the reporting period, and there were no liquidity events materially impacting the performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Tony DeSpirito; and David Zhou

NVIT BlackRock Equity Dividend Fund - December 31, 2022 - Fund Commentary - 13
*The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities
(which are volatile, harder to price and less liquid than U.S. securities). The Fund may invest in more-aggressive investments such as convertible securities, derivatives (which create investment leverage and are highly volatile) and real estate investment trusts
(REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Fund may employ a contrarian investing style (investing in a manner that differs from current market trends and causing missed opportunities). Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment
Group.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2022 - NVIT BlackRock Equity Dividend Fund
Asset Allocation
1
Common Stocks 92.7%
Master Limited Partnership 2.2%
Other assets in excess of liabilities
§
5.1%
100.0%
Top Industries
2
Banks 11.7%
Health Care Providers & Services 9.0%
Oil, Gas & Consumable Fuels 8.8%
IT Services 7.3%
Insurance 7.2%
Health Care Equipment & Supplies 7.0%
Pharmaceuticals 6.9%
Aerospace & Defense 3.2%
Media 3.1%
Personal Products 2.2%
Other Industries 33.6%
100.0%
Top Holdings
2
BP plc 3.1%
Wells Fargo & Co. 2.9%
Citigroup, Inc. 2.7%
Medtronic plc 2.7%
American International Group, Inc. 2.4%
Enterprise Products Partners LP 2.3%
Cognizant Technology Solutions Corp., Class A 2.3%
Laboratory Corp. of America Holdings 2.3%
JPMorgan Chase & Co. 2.2%
Willis Towers Watson plc 2.2%
Other Holdings 74.9%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT BlackRock Equity Dividend Fund - December 31, 2022 - Fund Commentary - 15
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (3.99)% 7.16% 10.55% 10/31/1997
Class II (4.29)% 6.88% 10.28% 3/28/2003
Class IV (3.99)% 7.16% 10.56% 4/28/2003
Russell 1000
®
Value Index (7.54)% 6.67% 10.29%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.85% 0.80%
Class II 1.10% 1.05%
Class IV 0.85% 0.80%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

16 - Fund Commentary - December 31, 2022 - NVIT BlackRock Equity Dividend Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT BlackRock Equity Dividend Fund versus performance of the Russell 1000
®
Value Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Fund Commentary - 17
For the annual period ended December 31, 2022, the NVIT Jacobs Levy Large Cap Growth Fund Class II returned -12.64%
versus -29.14% for its benchmark, the Russell 1000
®
Growth Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Growth (consisting of 269 investments as of December 31, 2022), was -31.35% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
U.S. equities plunged in 2022, as inflation spiked, geopolitical tensions surged, economic growth wavered, and the Federal
Reserve (“Fed”) packed up the proverbial punch bowl. After three years of spectacular gains, 2022 allowed exactly one new closing record high for the S&P 500
®
Index on the first trading day of the year before stocks started to tumble. Numerous rallies proved short-lived, and the broad equity market closed the year down more than 19%, marking 2022 as the worst year for U.S.
equities since 2008. While U.S. stock indices declined across the board, mid-caps held up better than small and large caps, and defensive stocks outpaced dynamic stocks by almost 6 percentage points. With interest rates and inflation soaring, value outperformed growth by more than 20 percentage points.
In 2022, security selection in Health Care, Information Technology, and Consumer Discretionary benefited the Fund. Underweights of Consumer Staples and Health Care detracted from performance. Our relative weight in Information Technology varied during the year and hurt performance.
Among individual securities, our holdings of McKesson, Netflix, and Vertex Pharmaceuticals were the more significant contributors, while our holdings of AbbVie, Zscaler, and Atlassian were the more significant detractors. McKesson stock price appreciated as investors found healthcare to be a safe haven in a down market. We initiated Netflix position in late September 2022. Netflix rebounded after the company reversed its first quarter subscription loss in the last two quarters. Vertex Pharmaceuticals stock price increased as they reported better than expected earnings and guided revenue above consensus.
AbbVie stock appreciated as investors found healthcare to be a safe haven in a down market. We liquidated our short position of
AbbVie in late January 2022. Zscaler declined in the first half of 2022 after it issued weak earning guidance in late February amidst a broader tech crash. We liquidated our holdings of Zscaler in mid-May 2022 and re-initiated our holdings of Zscaler in late July and early August. Atlassian stock fell in early November 2022 after the company’s revenue and earnings fell short of expectations.
We initiated Atlassian position in early August 2022.
The Fund permits a modest amount of short exposure in conjunction with a predominantly long portfolio. The Fund allocates approximately 130% of capital to long equity exposures and approximately 30% of capital to short equity exposures, thus maintaining 100% net exposure to the underlying benchmark’s systematic risk and return. This Fund structure enables us to exploit security valuation insights more fully (as compared to a long-only portfolio), while seeking to manage overall portfolio risk exposures relative to the Russell 1000® Growth Index.
To implement this strategy, the Fund is invested in a combination of direct U.S. equity positions and individual Total Return Swaps on U.S. equity securities. Short exposure to equity securities is gained through using swap contracts and long exposure to equity positions is gained by investing 100% of the portfolio directly in stocks and approximately 30% of the portfolio through swaps.
While the strategy utilizes Total Return Swaps as part of the implementation, stock selection and risk management are determined at the overall portfolio level through a unified investment process. For this reason, performance attribution of the swap positions is not a meaningful measure and should not be evaluated as a separate component of the portfolio’s total return.
The Fund did not experience any liquidity events that had any material impact on performance.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I Jacobs, Ph.D. and Kenneth N. Levy, CFA
The Fund is subject to the risks of investing in equity securities. The Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund may experience adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

18 - Fund Commentary - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Fund Commentary - 19
Asset Allocation
1
Common Stocks 97.0%
Total Return Swaps 0.2%
Repurchase Agreements 0.2%
Other assets in excess of liabilities 2.6%
100.0%
Top Industries
2
Software 23.6%
Health Care Providers & Services 8.4%
Biotechnology 7.3%
Specialty Retail 5.6%
Interactive Media & Services 4.7%
Technology Hardware, Storage & Peripherals 4.1%
IT Services 3.9%
Capital Markets 3.9%
Internet & Direct Marketing Retail 3.2%
Insurance 3.1%
Other Industries
#
32.2%
100.0%
Top Holdings
2
Microsoft Corp. 12.0%
Alphabet, Inc., Class C 4.2%
Amazon.com, Inc. 3.2%
Apple, Inc. 2.2%
Vertex Pharmaceuticals, Inc. 1.9%
AutoZone, Inc. 1.9%
O'Reilly Automotive, Inc. 1.9%
Humana, Inc. 1.9%
McKesson Corp. 1.8%
Target Corp. 1.8%
Other Holdings
#
67.2%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

20 - Fund Commentary - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (12.49)% 15.13% 15.27% 3/24/2008
Class II (12.64)% 14.84% 14.99% 3/24/2008
Russell 1000
®
Growth
Index (29.14)% 10.96% 14.10%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.90% 0.81%
Class II 1.15% 1.06%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Fund Commentary - 21
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Jacobs Levy Large Cap Growth Fund versus performance of the Russell 1000
®
Growth Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
For the annual period ended December 31, 2022, the NVIT Multi-Manager Mid Cap Value Fund Class II returned -2.66%
versus -12.03% for its benchmark, the Russell Midcap
®
Value Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Mid-Cap Value (consisting of 93 investments as of December 31, 2022), was -7.40% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diverse investment strategies. Therefore, the views of the individual managers are independent and may appear to be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC, and Victory
Capital Management Inc.
The following commentary is provided by subadviser, American Century Investment Management, Inc., for the reporting period of 1/1/2022 – 12/31/2022:
U.S. equity markets retreated. Broad U.S. equity markets fell on concerns that persistently high inflation and rising interest rates may derail the economic expansion and weaken corporate profits. Market declines were broad-based. Mid-cap stocks outperformed large cap stocks and small cap stocks, as measured by the Russell indices. Value stocks outperformed growth.
The contributing sectors in the Fund are Health Care and Information Technology. Health care providers and services investments were notable contributors. Information technology investments outperformed. Security selection in the IT services industry boosted results. Not owning several benchmark names in the semiconductors and semiconductor equipment industry also contributed to relative performance.
The detracting sectors in the Fund are Energy and Materials. Stock selection and an underweight in the energy sector hindered relative performance. The Fund did not own a number of oil and gas exploration stocks that were strong contributors to the benchmark. Furthermore, Materials was an area of weakness. The Fund’s lack of exposure to several outperforming chemicals, metals and mining stocks weighed on relative performance.
The top three contributing stocks in the Fund are Reinsurance Group of America, Devon Energy, and Conagra Brands. Reinsurance
Group of America is a global life and health reinsurance company. It reported strong financial results as the impact from COVID-19 losses declined. We continue to own the stock, as earnings expectations for the next several years have risen. Devon Energy, an oil and gas company, outperformed as commodity prices rose. This boosted Devon’s free cash flow generation and helped the company make large dividend payments, repurchase stock and pay down debt. We continue to own the stock. Conagra Brands, the packaged-food company, benefited from its strong competitive positioning, which enabled it to raise prices to offset higher costs. We continue to own Conagra, as we like its dividend yield and defensive nature.
The top three detracting stocks are Advanced Auto Parts, T. Rowe Price Group, and Occidental Petroleum. Advance Auto Parts,
an automotive replacement parts retailer, underperformed analyst earnings expectations and lowered guidance. The Fund held on to the stock given its longer-term prospects. T. Rowe Price Group, an asset management firm, declined on lower equity markets and reduced assets under management. The Fund held on to the stock given our confidence in the management team and business model. In regard to Occidental Petroleum, the Fund’s lack of exposure to this energy stock detracted from performance.
Occidental’s shares benefited from a constructive market environment for the energy sector.
The Fund buys forward foreign currency contracts for hedging purposes to offset the inherent currency risks of holding foreign securities. Due to the strength of the U.S. dollar, the Fund benefited from the foreign currency hedges.
This sleeve of the Fund had no liquidity events that materially impacted the Fund during the reporting period.
Subadviser:
American Century Investment Management, Inc.
Portfolio Managers:
Philip N. Davidson, CFA; Kevin Toney, CFA; Michael Liss, CFA; Brian Woglom, CFA; and Nathan Rawlins, CFA

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Fund Commentary - 23
The following commentary is provided by subadviser, Thompson, Siegel & Walmsley LLC, for the reporting period
1/1/2022 – 12/31/2022:
The leading economic industries in terms of contribution to the portfolio's relative return were Financials, Real Estate, and
Consumer Staples. Within Financials, the portfolio’s overweight to the Insurance sector, along with positive stock selection across the industry, were the primary drivers of excess return. Alleghany Corp., a primary insurer and reinsurer, was the top contributor after being acquired by Berkshire Hathaway in the fourth quarter of 2022. Following the transaction, it was eliminated from the portfolio. Arch Capital Group, a provider of property and casualty insurance and reinsurance, was another large contributor driven by continued strength in both their mortgage and specialty insurance segments, along with promising rate increases in the new year, and the continued tailwind from being recently added to the S&P 500
®
Index. A handful of other insurance holdings also
contributed positively to relative performance, with the common theme of having a more defensive or stable business model in a down-market, combined with a generally positive pricing outlook for most insurers. Within Real Estate, the portfolio benefited from both an underweight to the industry and positive stock selection. At the stock level, Gaming and Leisure Properties, a triple net lease real estate owner and operator, benefited from strong gaming demand and positive sentiment from the market following a separate market transaction between a peer and a gaming real estate investment trust at an attractive cap rate. Lastly, in
Consumer Staples, our overweight allocation and stock selection both contributed positively to relative returns. Post Holdings, a diversified consumer packaged goods holding company, was the top contributor driven by improving supply chain headwinds, their ability to pass on pricing to customers, and the potential for U.S. consumers to trade down to Post Holdings’s more value-oriented brands in a recessionary environment. In our opinion, Post has also been meaningfully undervalued on a sum of the parts basis and benefited from the market’s recent emphasis on value. AmerisourceBergen, a drug distributor, was another large contributor arguably driven by their stable and recurring business model in an uncertain market environment, and reduced risk from potential opioid distribution litigation for the industry.
The detractors from relative performance were Telecommunications and Basic Materials. In Telecommunications, positions in
Liberty Broadband Corp. Class C and Altice USA were the primary detractors. Liberty Broadband faced headwinds due to perceived fixed wireless competition and overall competitive pressure in cable. This is notable for Liberty Broadband because of its ownership of Charter Communications. We believe shares remain materially undervalued on a sum of the parts basis. Altice, a provider of broadband and cable television, has been impacted by the same industry-wide headwinds. In our estimation, the company is materially undervalued and should benefit from several recently announced strategic measures, including an acceleration in fiber network rollouts in Optimum, expansion or potential monetization in the Suddenlink business, more competitive broadband pricing, and additional investments in mobile offerings. Within Basic Materials, our underweight to the industry, along with our position in
Cleveland-Cliffs and Mosaic Company were the primary detractors. Cleveland-Cliffs is the second largest U.S. steel producer and largest of the two blast furnace producers. Shares were punished as commodity prices have deteriorated from recent highs and recessionary concerns loom. We continue to hold shares and believe upside exists through the market appropriately recognizing a material cost advantage for U.S. steel producers, and the expectation for significant return of free cash flow generation over the next 18 months. Mosaic Company, a phosphate and potash producer, was the next largest detractor driven by weaker pricing for the underlying commodities coming off recent highs. We continue to hold shares and believe Mosaic is positioned to generate significant free cash flow and return cash to shareholders over the near-to-medium term. We are also compelled by Mosaic’s low-
cost position and the overall supply/demand imbalance for fertilizer. Unless otherwise stated, all holdings referenced continue to be held in the portfolio.
This sleeve of the Fund did not utilize derivatives and had no liquidity events that had a material impact on the Fund during the reporting period.
Subadviser:
Thompson, Siegel & Walmsley LLC
Portfolio Managers:
Brett P. Hawkins, CFA, and R. Michael Creager, CFA
The following commentary is provided by subadviser, Victory Capital Management Inc., for the reporting period of
1/28/2022 – 12/31/2022:
The last quarter of the year closed a tumultuous year for the U.S. equity market. While the market, as measured by the S&P 500
®
Index (“S&P 500
®
”), rallied 7.56% during the quarter, the broad market index posted its first down year since 2018 and its worst year of performance (-18.11%) since 2008 (-37.00%). In retrospect, it should not be entirely surprising that the market closed the year in negative territory. An unprecedented policy response to the pandemic helped the S&P 500
®
post a cumulative return of
nearly 120% from the pandemic-induced bottom through the end of the 2021. Policy once again had a meaningful impact on equity market performance in 2022.

24 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
Market participants entered the year with a degree of uncertainty plaguing the backdrop. Chiefly, it was unclear how the market would endure a shift in monetary policy that would result in the withdrawal of unprecedented levels of stimulus from the economy.
To recall, in 2021, the Federal Reserve (“Fed”), stuck to its message that inflation was “transitory” and should abate once supply chain issues are resolved; however, stubborn inflation that persistently registered at a four decades high and debunked the notion that inflation was transitory. Consequently, the Fed was forced to pursue the most aggressive tightening campaign since the early
1980s, which led to a spike in market volatility. 2022 marked the eighth most volatile year for the S&P 500®, with a move of +/- 1%
in approximately 49% of trading sessions. That only trailed 2008 (53%) and 2002 (50%) in recent history.
The October and November inflation data painted a mixed picture for the U.S. economy. While there is increasing evidence that core inflation may have peaked, as supply chain issues ease and shelter inflation moderates, an imbalance in the labor market persists. The job market remains hot, which is exerting an upward pressure on wage inflation. Given that the services component makes up roughly one-third of the core inflation index, robust wage growth is making the Fed’s inflation fight harder. Therefore, an adjustment in the labor market is likely needed before price stability is restored. Throughout the year, market participants have waited for the elusive Fed “pivot”. To their credit, Fed officials have made it clear that they want to avoid the same mistake made in the 1980s by not prematurely abandoning their inflation fight. The Fed’s determination raises the probability of a policy error and effectively narrows the chances of a “soft landing”.
For the 12-month period ended December 31, 2022, mid-cap equities outpaced both large cap and small cap equities. Mid cap equities, as measured by the Russell Midcap® Index, returned -17.32% during the period. Large-cap equities, as measured by the S&P 500® and the Russell 1000® Index, posted returns of -18.11% and -19.13%, respectively, while small-cap stocks, as measured by the Russell 2000® Index, returned -20.44%. Broken down by style, value notably outpaced growth within each of the three major size segments for the year. Specifically, for mid-caps, the Russell Midcap® Value Index returned -12.03%, outpacing its growth counterpart, which returned -26.72%.
During the year, stock selection was the key driver of relative performance. Sector allocation was also favorable but had a less meaningful impact on the Fund’s return. Index returns were negative across nine of the 11 major economic sectors for the year and varied widely, with only six sectors outpacing the broader Russell Midcap® Value Index. Energy was the top performing sector, posting a return of 52.60%. By contrast, Communication Services was the worst performing sector, returning -31.62%.
Specifically, for the Fund, stock selection in Financials, Information Technology, Industrials, Materials and Real Estate contributed to relative outperformance for the year; however, an overweight in Information Technology partially offset the favorable impact of selection in the sector. An underweight in Communication Services (the worst performing sector) and Real Estate, as well as an overweight in Materials and Consumer Staples also contributed to relative return. The Fund’s cash position during the year also augmented performance. Conversely, an underweight in Utilities and Energy (the top-performing sector) detracted from relative performance for the year.
Three of the top contributors for the year were holdings in the Energy sector. Valero Energy Corp. (VLO) and Devon Energy Corp.
(DVN) traded in sympathy with the best-performing Energy sector. WTI crude rallied meaningfully earlier in the year as the Russian invasion of Ukraine sparked concerns over a possible global supply shock. We also believe that DVN’s shareholder friendly capital strategy rewarded their share price. VLO benefited from strong crack spreads and lower product inventories during the year. Some refining capacity exited the market following the pandemic, which boded well for VLO. Additionally, VLO was better positioned than European refiners given its position in the Gulf Coast, which provides the company access to cheaper natural gas. We sold
VLO during the year on relative valuation. Our investment thesis for DVN remains intact. Steel Dynamics, Inc. (STLD), one of the largest steel producers in the U.S. was another top contributor for the year. The conflict in Ukraine, which is disrupting the global steel supply chain, has caused steel prices to appreciate. We believe that these macro headwinds helped lift shares higher. The
Fund maintains a position in STLD.
V.F. Corp. (VFC), an apparel company with a portfolio of well-known brands such as Vans, JanSport, Dickies, North Face and
Timberland was the top detractor for the year. Shares underperformed the broader market during our holding period for several reasons that resulted in the decision to divest the shares. First, a badly timed acquisition of Supreme®, a streetwear company for a hefty multiple resulted in increased leverage on the balance sheet. Second, their flagship VANS brand failed to stabilize after successive quarters of underperformance mainly driven by stringent COVID lockdowns in China and outsized exposure to
California, which also was slow to recover from the pandemic. Furthermore, we believe that management’s credibility took a hit after multiple guidance reductions, which has shifted sentiment to the downside. The combination of the above skewed the risk/reward profile negatively. MKS Instruments, Inc. (MKSI), a provider of instruments that enable process control for the semiconductor and other periphery markets was another detractor on the year. MKSI shares appreciated following the above consensus 2Q
2022 earnings report in early August; however, shares have underperformed since. We suspect that the announced closure of the Atotech acquisition in mid-August may have injected an element of uncertainty into the thesis despite long-term synergies.
Investors may have perceived that the acquisition could delay the earnings accretion given the transaction was financed with

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Fund Commentary - 25
floating debt. The acquisition enables MKSI to enter a new market segment, most notably the electronics materials and chemicals markets. Therefore, we believe that the long-term fundamental synergies from the combination will be rewarded. Our thesis for
MKSI remains intact. Vertiv Holdings Co. (VRT), a company that offers power management, infrastructure, and IT solutions to data centers, was also a top detractor. During our holding period, the company lowered their fiscal year 2021 guidance slightly before their 3Q 2021 earnings call. Management cited ongoing material and freight inflation as a reason to lower guidance. Similarly, the company meaningfully missed estimates on 4Q 2021 earnings and lowered fiscal year 2022 guidance—again citing inflationary headwinds as a key factor. Management was candid that they were behind on adjusting pricing to offset some of the inflationary pressures. By the time they were able to deploy a pricing strategy, it was too late, and margins had already eroded. We divested our position in the company earlier in the year given the diminished risk/reward following these disappointing developments.
This sleeve of the Fund did not utilize derivatives and had no liquidity events that materially impacted the Fund during the reporting period.
Subadviser:
Victory Capital Management Inc., via its Sycamore Capital Investment franchise
Portfolio Managers:
Gary H. Miller; Greg M. Conners; Jeffrey M. Graff, CFA; Michael F. Rodarte, CFA; and James M. Albers, CFA
The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

26 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
Asset Allocation
1
Common Stocks 96.4%
Repurchase Agreements 1.9%
Master Limited Partnership 0.4%
Exchange Traded Fund 0.4%
Forward Currency Contr acts
†
(0.0)%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Insurance 8.4%
Equity Real Estate Investment Trusts (REITs) 6.9%
Machinery 5.3%
Health Care Providers & Services 5.0%
Banks 4.4%
Oil, Gas & Consumable Fuels 4.3%
Electric Utilities 4.2%
Containers & Packaging 4.0%
Health Care Equipment & Supplies 3.9%
IT Services 3.7%
Other Industries
#
49.9%
100.0%
Top Holdings
2
Allstate Corp. (The) 1.7%
Bank of New York Mellon Corp. (The) 1.4%
Quest Diagnostics, Inc. 1.2%
Zimmer Biomet Holdings, Inc. 1.2%
BorgWarner, Inc. 1.2%
Ross Stores, Inc. 1.1%
Packaging Corp. of America 1.1%
Huntington Ingalls Industries, Inc. 1.1%
Flex Ltd. 1.1%
Oshkosh Corp. 1.0%
Other Holdings
#
87.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Fund Commentary - 27
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (2.59)% 5.21% 10.35% 3/24/2008
Class II (2.66)% 5.12% 10.23% 3/24/2008
Russell Midcap
®
Value
Index (12.03)% 5.72% 10.11%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.00% 0.93%
Class II 1.09% 1.02%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

28 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Multi-Manager Mid Cap Value Fund versus performance of the Russell Midcap
®
Value Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2022 - Fund Commentary - 29
For the annual period ended December 31, 2022, the NVIT Multi-Manager Small Cap Growth Fund Class I returned -30.37%
versus -26.36% for its benchmark, the Russell 2000
®
Growth Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Small Growth (consisting of 91 investments as of December 31, 2022), was -28.46% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may appear to be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by Invesco Advisers, Inc. and Wellington Management Company LLP.
The following commentary is provided by Invesco Advisers, Inc.:
The year presented a challenging macroeconomic environment for equity markets in general, but it was especially challenging for growth-oriented strategies like ours. Amidst a difficult year where eight out of the eleven sectors within the Russell 2000 Growth®
Index declined by more than 15%, the Fund underperformed the benchmark primarily because of weaker stock selection within the Industrials, Consumer Discretionary and Materials sectors. These results were partially offset by stronger stock selection within the Financials sector and our underweight allocation to the Communication Services sector.
Kornit Digital, Tandem Diabetes Care and Ambarella were the three individual securities that detracted the most from absolute
Fund performance during the reporting period. Kornit Digital manufactures digital inkjet printers that are used in the textile industry.
The stock declined because of reduced consumer spending, which caused management to lower its guidance as customers pulled back on capital expenditures. In addition, the stock fell along with other technology names as market sentiment continued
to move away from growth names. Tandem Diabetes Care produces medical devices for people with insulin-dependent diabetes.
Tandem reported mixed financial results and lagged on growing fears of competition in the diabetes pump sector. Ambarella, a semiconductor company, reduced its forward earnings guidance due to supply chain issues. The Fund exited all three positions during the fiscal year.
Halozyme Therapeutics, LPL Financial and Impinj contributed to absolute Fund performance during the reporting period. Halozyme
Therapeutics, a biotechnology company, reported solid quarterly results. As a profitable royalty-based company, it outperformed the broader biotechnology segment, which underperformed in the second quarter. LPL Financial offers technology, brokerage and investment advisory services through business relationships with all types of financial advisors. The stock outperformed due to strong quarterly results and the sentiment that it would benefit from a higher Federal funds rate. The Fund exited the position during the fiscal year. Impinj, a manufacturer of radio-frequency identification (RFID) devices and software, outperformed due to robust revenue growth benefiting from broad-based demand for RFID products. The Fund still holds position in Halozyme
Therapeutics and Impinj.
As we look forward to 2023, a complex macroeconomic scenario challenges the financial markets. Primary focus is on aggressive
Federal Reserve (“Fed”) tightening to restrain inflation and how much it might harm the economy and corporate earnings. The
Fed raised its benchmark rate by 425 basis points (“bps”) in 2022, with further increases ahead. Meanwhile, elevated commodity, labor and supply chain costs are weighing on corporate profit margins. While we have sought to defend against this hostile macroeconomic picture with a defensive portfolio strategy in recent months, we are also alert to the eventual return of favorable conditions.
There has been a sizeable reset in growth stock valuations this year, which has improved the risk/reward trade-off. In addition, there are early signs that inflation is beginning to moderate. Technology-driven innovation continues to disrupt large portions of the global economy, providing substantial opportunity through investment in premier growth compounders. Such growth companies may gain relative advantage as the economic cycle matures.
The Fund did not use derivatives and did not experience any liquidity issues.
Subadviser:
Invesco Advisers, Inc.
Portfolio Managers:
Ronald Zibelli, CFA, and Ash Shah, CFA, CPA

30 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Growth Fund
The following commentary is provided by Wellington Management Company, LLP:
U.S. equities fell during the twelve-month period ended December 31, 2022, amid rampant inflation, surging borrowing costs, uncertainty about corporate earnings and an increased probability of recession. U.S. equities opened the year lower as they registered their first quarterly loss since March 2020. Fears about the economic implications of Russia’s large-scale military attack on Ukraine and the prospect of aggressive monetary policy tightening by the US Federal Reserve (“Fed”) drove the S&P 500
®
Index (“S&P 500”) into correction territory in February. President Joe Biden signed into law a massive U.S.$1.5 trillion spending bill, which included substantial increases in domestic and national security programs and U.S.$13.6 billion of aid to Ukraine. U.S.
equities continued to fall during a volatile second quarter. Growth stocks significantly underperformed their value counterparts, as surging Treasury yields and disappointing earnings results from some of the largest technology companies, drove the Nasdaq
Composite Index to its largest quarterly loss since September 2001. The housing market was pressured by soaring mortgage rates, slowing demand, and elevated home prices. U.S. equities fell in the third quarter as risk sentiment deteriorated on fears that aggressive interest rate hikes and tighter financial conditions would constrict economic growth and drive the U.S. to recession.
U.S. equities rallied in the fourth quarter following three straight quarterly declines. Greater optimism that the Fed would begin to scale back its aggressive pace of interest rate hikes, along with outsized short covering and hedging, helped to fuel a sharp rebound in stocks in October and November before risk sentiment waned in December amid recession fears, macroeconomic headwinds, and downside earnings risks in the coming quarters. In December, the Fed raised interest rates by 50 basis points
(“bps”), snapping a streak of four consecutive hikes of 75 bps.
Returns during the period varied by market-cap. Large-cap stocks, as measured by the S&P 500®, and mid-cap stocks, as measured by the S&P MidCap 400® Index, outperformed small-cap stocks, as measured by the Russell 2000® Index. The
Wellington managed portion of the Fund underperformed the Russell 2000 Growth® Index during the period. Sector allocation, a residual of our bottom-up stock selection process, detracted from relative performance. An underweight allocation to Energy and overweight allocations to Real Estate and Information Technology detracted the most from relative performance. This was partially offset by overweight positions in Consumer Staples and Industrials, and an underweight in Communication Services. Security selection also detracted from relative performance. Weak selection within Health Care, Materials, and Communication Services detracted from relative performance, but these effects were partially offset by stronger selection within the Real Estate, Industrials, and Consumer Discretionary sectors.
The top relative detracting investments from performance included overweight positions in R1 RCM (Health Care), Omnicell
(Health Care), and Cardlytics (Communication Services). During the period, the portfolio initiated a position in R1 RCM, an
American revenue cycle management company. Shares of R1 RCM fell during the period after the company reported third quarter earnings missed expectations. Lower incentive fees, payor headwinds and lower operating fees due to weak volumes, drove the underperformance. Management also lowered 2022 revenue and Earnings before Interest, Taxes and Amortization (EBITDA)
guidance ranges. The company announced an abrupt CEO transition effective January 1, 2023. The position was also eliminated during the period. Shares of Omnicell fell during the period as the company delivered disappointing third quarter results and lowered fourth quarter and full-year 2022 guidance. Demand for the company’s point of care products was impacted by capital expenditure freezes, labor challenges, and deferred bookings. These headwinds, coupled with inflationary pressures, are expected to persist in the near-term. The portfolio still held Omnicell at the end of the period. During the period, the portfolio initiated a position in
Cardlytics, an advertising and technology company. Shares fell during the period after the company reported earnings for the second quarter below consensus expectations with operating losses significantly higher than a year ago. The company has faced headwinds from a sharp slowdown in digital advertising demand, driven by weakening consumer spending amidst the current macro backdrop. The position also was eliminated during the period.
Top contributors to relative performance were overweight positions in WillScot Mobile (Industrials) and Applied Industrial
Technologies (Industrials), as well as an out of benchmark holding in CACI International (Industrials). Shares of WillScot Mobile,
a leader in modular space and storage solutions, rose during the period after it was announced that they acquired the rental fleet and assets of Modulease. This acquisition adds roughly 400 mobile offices and 100 portable storage containers to the company's New England operations. WillScot Mobile also beat second quarter revenue expectations, driven by strong demand and the implementation of increased rental rates. Shares of Applied Industrial Technologies rose over the period after the company reported strong results in the fiscal first quarter. Management reported sales and earnings per share (“EPS”) hit record first quarter levels, and customer demand and spending remained healthy and exceeded expectations. Shares of CACI International rose along with other defense contractors as Russia’s war on Ukraine continues to escalate. The company, however, reported fiscal second-quarter earnings that missed expectations and lowered organic growth expectations for the fiscal year. Management cited a few market headwinds, including continued tasking delays, surging COVID-19 cases and the impact of supply-chain pressures.
The portfolio still held WillScot Mobile, Applied Industrial Technologies, and CACI International at the end of the period.
The portfolio utilized Exchange Traded Funds (“ETFs”) during the period to equitize cash. The positions did not have a material impact on the Fund during the period.

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2022 - Fund Commentary - 31
The Fund did not use derivatives and had no liquidity events that materially impacted the Fund during the reporting period.
Subadviser:
Wellington Management Company LLP
Portfolio Manager:
Mammen Chally, CFA, David Siegle, CFA, and Douglas
McLane, CFA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less stable in price, 2) are less liquid 3)
are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds.
Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s Subadviser makes investment decisions independently, and it is possible that the security selection process of one Subadviser will not complement that of another Subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single Subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

32 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Growth Fund
Asset Allocation
1
Common Stocks 97.2%
Repurchase Agreements 1.6%
Exchange Traded Fund 0.8%
Other assets in excess of liabilities 0.4%
100.0%
Top Industries
2
Health Care Equipment & Supplies 9.0%
Software 8.2%
Biotechnology 5.8%
Oil, Gas & Consumable Fuels 5.7%
Semiconductors & Semiconductor Equipment 5.0%
Health Care Providers & Services 4.6%
IT Services 4.6%
Construction & Engineering 4.4%
Hotels, Restaurants & Leisure 4.0%
Commercial Services & Supplies 3.7%
Other Industries
#
45.0%
100.0%
Top Holdings
2
WillScot Mobile Mini Holdings Corp. 2.1%
Casella Waste Systems, Inc., Class A 2.1%
Manhattan Associates, Inc. 1.8%
Inspire Medical Systems, Inc. 1.6%
Curtiss-Wright Corp. 1.5%
Halozyme Therapeutics, Inc. 1.5%
Lattice Semiconductor Corp. 1.5%
ExlService Holdings, Inc. 1.5%
Globus Medical, Inc., Class A 1.5%
Matador Resources Co. 1.4%
Other Holdings
#
83.5%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2022 - Fund Commentary - 33
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (30.37)% 6.22% 10.58% 5/3/1999
Class II (30.51)% 5.95% 10.31% 3/7/2002
Russell 2000
®
Growth
Index (26.36)% 3.51% 9.20%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.12% 1.09%
Class II 1.37% 1.34%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

34 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Cap Growth Fund versus performance of the Russell 2000
®
Growth Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Fund Commentary - 35
For the annual period ended December 31, 2022, the NVIT Multi-Manager Small Cap Value Fund Class I returned -12.91%
versus -14.48% for its benchmark, the Russell 2000® Value Index. For broader comparison, the return for the Fund's closest
Morningstar® peer category, Small Value (consisting of 64 investments as of December 31, 2022), was -12.92% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may appear to be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC.
The following commentary is provided by Jacobs Levy Equity Management, Inc.:
U.S. equities plunged in 2022, as inflation spiked, geopolitical tensions surged, economic growth wavered, and the Federal
Reserve packed up the proverbial punch bowl. After three years of spectacular gains, 2022 allowed exactly one new closing record high for the S&P 500
®
Index on the first trading day of the year before stocks started to tumble. Numerous rallies proved short-
lived, and the broad equity market closed the year down more than 19%, marking 2022 as the worst year for U.S. equities since
2008. While U.S. stock indices declined across the board, mid-caps held up better than small and large caps, and defensive stocks outpaced dynamic stocks by almost six percentage points. With interest rates and inflation soaring, value outperformed growth by more than 20 percentage points.
In 2022, security selection in Financials, Energy, and Industrials benefited the Fund’s performance. Conversely, the overweight security selection in Information Technology and Consumer Discretionary, and an underweight security selection in Utilities detracted from the Fund’s performance.
Among individual securities, our holdings of Delek, Patterson-UTI Energy, and CVR Energy were the more significant contributors, while our holdings of Emergent BioSolutions, Goodyear Tire, and Beazer Homes were the more significant detractors.
Delek shares rose significantly in early March after the company reached an agreement with Icahn Group that led to Icahn Group’s withdrawal of its nomination of the Board of Directors and Delek purchasing $64 million of its shares from the Group. We liquidated our Delek position in June as our system found more attractive alternatives. Patterson UTI Energy shares rose on strong sales, dividend increase and positive analysts’ recommendations. We liquidated our Patterson-UTI Energy position in June as our system found more attractive alternatives. CVR Energy shares rose as economic sanctions against Russia over its invasion of
Ukraine led to significant gains for US refiners. We liquidated our CVR Energy position in May as our system found more attractive alternatives.
Emergent BioSolutions shares underperformed as the company reported weak earnings and cut its guidance in early August and then in mid-November. Goodyear Tire plunged in early February after the company warned of the inflationary pressures and lowered guidance. Beazer Homes shares plunged in mid-June as mortgage rates jumped the most since 1987. We liquidated our
Beazer Homes position in November as our system found more attractive alternatives.
The sleeve of the Fund did not use derivatives and did not experience any liquidity events that had a material impact on performance during the reporting period.
Subadviser:
Jacobs Levy Equity Management Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D. and Kenneth N. Levy, CFA
The following commentary is provided by WCM Investment Management, LLC:
Over the last twelve months, the Fund endured a macro-driven environment where Energy and Utilities were the only positive sectors in the benchmark. While the market closed 2022 with a solid quarter of performance, it was preceded by three consecutive down quarters for small cap stocks, which included the second-worst first-half start to a year in the Russell 2000 Value
®
Index’s
history. While Energy and Utilities have led the way over the last twelve months, we have seen our quality businesses hold up

36 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
better than most; however, we continue to believe that quality businesses are on sale and have been able to take advantage of what we believe to be temporary mispricing in the market.
Attribution analysis shows that while allocation was a major headwind to the Fund, selection had a positive impact towards relative performance. From an allocation perspective, the Fund’s avoidance of Energy (best in bench) was by far the largest detractor. The
Fund’s avoidance of Utilities (2nd best) was also a sizable detractor. Finally, the Fund’s overweight to Consumer Discretionary
(3rd worst) and Information Technology (5th worst) were additional noteworthy detractors. From a selection standpoint, the Fund’s picks in Financials were the largest source of underperformance. Selection within the Real Estate and Materials sectors also detracted from performance.
The three stocks that detracted most from the Fund’s performance for the reporting period were Focus Financial Partners (FOCS)
and Cushman & Wakefield (CWK), which are capital markets-related businesses, as well as Leslie’s, Inc. (LESL). FOCS was hit hard amidst an environment that was not conducive to asset management as the market tumbled in 2022. Similarly, for CWK, the corporate real estate market has struggled in a tough environment with rising rates and a slowing economy. Lastly, Leslie’s has faced poor investor sentiment around new housing and pool starts, despite the more consumable-driven/recurring nature of their business. Although these businesses have faced near-term headwinds, our conviction remains intact, and the Fund continues to hold all three securities.
From an allocation perspective, the Fund’s underweight to the Communications sector (worst in the benchmark) was the primary contributor. The Fund’s underweight to Real Estate (4th worst) was an additional contributor. Lastly, the Fund’s overweight to
Consumer Staples (3rd best) and overweight to Industrials (6th best) also contributed. From a selection standpoint, the Fund’s picks in Health Care, Consumer Staples, and Industrials were the primary contributors. Selection within the Information Technology
Sector also contributed to performance. The three stocks that contributed most to relative Fund performance for the reporting period were Grocery Outlet Holding (GO), EMCOR Group, Inc. (EME) and Addus HomeCare (ADUS). While this economic environment had negative impacts on other consumer businesses, GO has seen benefits from consumer looking for better bargain in an inflationary environment and has strong comparable company analysis to show for it. EME’s non-residential focus has shown strength and resilience over the last twelve months and business fundamentals remain strong. Lastly, ADUS has shown solid earnings per share growth in a volatile market while improving on some of the hiring struggles that they faced in the previous year.
The Fund continues to hold all three businesses.
Please note the securities identified and described do not represent all of the securities purchased, sold, or recommended for the accounts. One should not assume that an investment in the securities identified was or will be profitable.
This sleeve of the Fund did not utilize derivatives and did not experience any liquidity events that materially impacted the Fund during the reporting period.
Subadviser:
WCM Investment Management
Portfolio Managers:
Jon Detter,CFA; Patrick McGee, CFA; and Anthony Glickhouse, CFA
The Fund is subject to the risks of investing in equity securities, including small companies and special situation companies.
Smaller companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund may invest in real estate investment trusts (REITs), which are subject to abrupt or erratic price movements and generally lack liquidity. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Fund Commentary - 37
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book

38 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
Asset Allocation
1
Common Stocks 98.2%
Repurchase Agreements 4.5%
Rights
†
0.0%
Liabilities in excess of other assets (2.7)%
100.0%
Top Industries
2
Banks 10.0%
Insurance 5.7%
Biotechnology 5.2%
Equity Real Estate Investment Trusts (REITs) 3.9%
Capital Markets 3.8%
Health Care Providers & Services 3.4%
Building Products 3.4%
Specialty Retail 3.3%
Electronic Equipment, Instruments & Components 3.3%
Software 3.3%
Other Industries
#
54.7%
100.0%
Top Holdings
2
Addus HomeCare Corp. 2.8%
Inter Parfums, Inc. 2.0%
ePlus, Inc. 1.9%
Element Solutions, Inc. 1.8%
Focus Financial Partners, Inc., Class A 1.8%
Enstar Group Ltd. 1.6%
EMCOR Group, Inc. 1.6%
Verra Mobility Corp. 1.6%
ICU Medical, Inc. 1.4%
Landstar System, Inc. 1.4%
Other Holdings
#
82.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Fund Commentary - 39
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (12.91)% 3.63% 8.77% 10/31/1997
Class II (13.16)% 3.36% 8.48% 10/31/1997
Class IV (12.94)% 3.60% 8.76% 4/28/2003
Russell 2000
®
Value Index (14.48)% 4.13% 8.48%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.13% 1.06%
Class II 1.38% 1.31%
Class IV 1.13% 1.06%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

40 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the Nationwide NVIT Multi-Manager Small Cap Value Fund
versus performance of the Russell 2000
®
Value Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Fund Commentary - 41
For the annual period ended December 31, 2022, the NVIT Multi-Manager Small Company Fund Class I returned -18.77% versus
-20.44% for its benchmark, the Russell 2000
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Small Blend (consisting of 134 investments as of December 31, 2022), was -18.10% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may appear to be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
The following commentary is provided by Jacobs Levy Equity Management, Inc.
U.S. equities plunged in 2022, as inflation spiked, geopolitical tensions surged, economic growth wavered, and the Federal
Reserve packed up the proverbial punch bowl. After three years of spectacular gains, 2022 allowed exactly one new closing record high for the S&P 500
®
Index on the first trading day of the year before stocks started to tumble. Numerous rallies proved short-
lived, and the broad equity market closed the year down more than 19%, marking 2022 as the worst year for U.S. equities since
2008. While U.S. stock indices declined across the board, mid-caps held up better than small and large caps, and defensive stocks outpaced dynamic stocks by almost six percentage points. With interest rates and inflation soaring, value outperformed growth by more than 20 percentage points.
In 2022, security selection in Financials, Energy, and Industrials benefited the Fund’s performance. Conversely, the overweight security selection in Information Technology and Consumer Discretionary, and an underweight security selection in Utilities detracted from the Fund’s performance.
Among individual securities, our holdings of Delek, Arch Resources, and Patterson-UTI Energy were among the more significant contributors, while our holdings of Emergent BioSolutions, Macy’s, and Piedmont Office Realty were among the more significant detractors.
Delek shares rose significantly in early March after the company reached an agreement with Icahn Group that led to Icahn Group’s withdrawal of its nomination of the Board of Directors and Delek purchasing $64 million of its shares from the Group. We liquidated our Delek position in June as our system found more attractive alternatives. Arch Resources shares outperformed in late April as company's first quarter 2022 earnings and dividend increase coincided with Russia cutting its gas shipments, which buoyed natural gas stocks. We liquidated our Arch Resources position in June as our system found more attractive alternatives. Patterson
UTI Energy shares rose on strong sales, dividend increase and positive analysts’ recommendations. We liquidated our Patterson
UTI Energy position in June as our system found more attractive alternatives.
Emergent BioSolutions shares underperformed as the company reported weak earnings and cut its guidance in early August and then in mid-November. Macy’s underperformed amid broad weakness in the retailers after Target cut its guidance and further suffered due to concerns of excess inventories. We liquidated Macy’s position in late July as our system found more attractive alternatives. Piedmont Office Realty shares declined during the year amid broader weakness in the Real Estate Investment Trusts
(REIT) sector, particularly the office REIT subsector.
The sleeve of the Fund did not use derivatives and did not experience any liquidity events that had a material impact on performance during the reporting period.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D. and Kenneth N. Levy, CFA
The following commentary is provided by Invesco Advisers, Inc.:

42 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Company Fund
The year presented a challenging macroeconomic environment for equity markets in general, but it was especially challenging for growth-oriented strategies like ours. Amidst a difficult year where eight out of the eleven sectors within the Russell 2000 Growth®
Index declined by more than 15%, the Fund underperformed the benchmark primarily because of weaker stock selection within the Industrials, Consumer Discretionary and Materials sectors. These results were partially offset by stronger stock selection within the Financials sector and our underweight allocation to the Communication Services sector. Kornit Digital, Tandem Diabetes Care and Ambarella were the three individual securities that detracted the most from absolute Fund performance during the reporting period. Kornit Digital manufactures digital inkjet printers that are used in the textile industry. The stock declined because of reduced consumer spending, which caused management to lower its guidance as customers pulled back on capital expenditures.
In addition, the stock fell along with other technology names as market sentiment continued to move away from growth names.
Tandem Diabetes Care produces medical devices for people with insulin-dependent diabetes. Tandem reported mixed financial results and lagged on growing fears of competition in the diabetes pump sector. Ambarella, a semiconductor company, reduced its forward earnings guidance due to supply chain issues. The Fund exited all three positions during the fiscal year.
Halozyme Therapeutics, LPL Financial and Impinj contributed to absolute Fund performance during the reporting period. Halozyme
Therapeutics, a biotechnology company, reported solid quarterly results. As a profitable royalty-based company, it outperformed the broader biotechnology segment, which underperformed in the second quarter. LPL Financial offers technology, brokerage and investment advisory services through business relationships with all types of financial advisors. The stock outperformed due to strong quarterly results and the sentiment that it would benefit from a higher Federal funds rate. The Fund exited the position during the fiscal year. Impinj, a manufacturer of radio-frequency identification (RFID) devices and software, outperformed due to robust revenue growth benefiting from broad-based demand for RFID products. The Fund still holds positions in Halozyme
Therapeutics and Impinj.
As we look forward to 2023, a complex macroeconomic scenario challenges the financial markets. Primary focus is on aggressive
Federal Reserve (“Fed”) tightening to restrain inflation and how much it might harm the economy and corporate earnings. The
Fed raised its benchmark rate by 425 basis points (“bps”) in 2022, with further increases ahead. Meanwhile, elevated commodity, labor and supply chain costs are weighing on corporate profit margins. While we have sought to defend against this hostile macroeconomic picture with a defensive portfolio strategy in recent months, we are also alert to the eventual return of favorable conditions.
There has been a sizeable reset in growth stock valuations this year, which has improved the risk/reward trade-off. In addition, there are early signs that inflation is beginning to moderate. Technology-driven innovation continues to disrupt large portions of the global economy, providing substantial opportunity through investment in premier growth compounders. Such growth companies may gain relative advantage as the economic cycle matures.
The Fund did not use derivatives and did not experience any liquidity issues.
Subadviser:
Invesco Advisers, Inc.
Portfolio Managers:
Ronald Zibelli, CFA, and Ash Shah, CFA, CPA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less stable in price, 2) are less liquid, 3)
are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds.
The Fund uses both a growth style and a value style of investing and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Fund Commentary - 43
such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment
Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.1%
Repurchase Agreements 1.4%
Rights
†
0.0%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Banks 12.8%
Biotechnology 7.4%
Insurance 5.6%
Software 5.0%
Equity Real Estate Investment Trusts (REITs) 4.5%
Oil, Gas & Consumable Fuels 4.1%
Health Care Equipment & Supplies 4.1%
Consumer Finance 3.0%
Commercial Services & Supplies 2.8%
Machinery 2.6%
Other Industries
#
48.1%
100.0%
Top Holdings
2
Impinj, Inc. 1.0%
Associated Banc-Corp. 1.0%
Casella Waste Systems, Inc., Class A 1.0%
American Equity Investment Life Holding Co. 0.9%
Encore Wire Corp. 0.9%
Boise Cascade Co. 0.9%
WillScot Mobile Mini Holdings Corp. 0.9%
Apple Hospitality REIT, Inc. 0.9%
Foot Locker, Inc. 0.8%
Navient Corp. 0.8%
Other Holdings
#
90.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

44 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Company Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (18.77)% 7.44% 10.80% 10/23/1995
Class II (18.98)% 7.17% 10.52% 3/5/2002
Class IV (18.76)% 7.44% 10.80% 4/28/2003
Russell 2000
®
Index (20.44)% 4.13% 9.01%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.08% 1.06%
Class II 1.33% 1.31%
Class IV 1.08% 1.06%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Fund Commentary - 45
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Company Fund versus performance of the Russell 2000
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

46 - Fund Commentary - December 31, 2022 - NVIT Neuberger Berman Multi Cap Opportunities Fund
For the annual period ended December 31, 2022, the NVIT Neuberger Berman Multi Cap Opportunities Fund Class I returned
-17.06% versus -18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Investor sentiment for U.S. equities was impacted by elevated inflation, higher interest rates, geopolitical tensions, and supply chain constraints. The US Federal Open Market Committee increased interest rates several times in 2022 to address elevated inflation, and the benchmark interest rate ended the year at its highest level since December 2007. Selected companies demonstrated the ability to adapt to an evolving market environment, which resulted in differentiated stock price performance. We believe the
Fund is well-positioned to effectively navigate the current environment due to our focus on free cash flow, understanding of capital structures, and valuation discipline. The Fund is focusing on selecting companies that are seeking to enhance their earnings through company specific solutions. These solutions include utilizing pricing power, deploying free cash flow, proactively managing supply chains, and implementing cost actions.
In 2022, the Fund outperformed its benchmark, the S&P 500® Index. Stock selection drove outperformance for the year. Solid stock selection within the Communication Services, Consumer Discretionary, and Information Technology sectors benefitted relative performance. The Fund’s zero exposure to the Energy sector was the primary detractor from relative performance for the period. An overweight to Consumer Discretionary and underweight position to Health Care also detracted from performance. The
Fund benefitted from an underweight position to Information Technology, overweight positions to Consumer Staples, Financials,
Industrials, and Materials, and by having zero exposure to Real Estate.
The three largest individual detractors to performance were Alphabet, Amazon, and Brookfield Corporation. As of the end of the
period, the Fund continues to hold positions in all three companies. The top three individual contributors to performance were
Chubb, Lamb Weston, and Raytheon Technologies, all of which remain in the Fund at the end of the period.
The Fund did not utilize derivatives during the period. The Fund did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Neuberger Berman Investment Advisers LLC
Portfolio Manager:
Richard S. Nackenson
The Fund is subject to the risks of investing in equity securities (including small companies and special situation companies).
Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-
limited resources. The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S.
securities). The Fund uses both a growth style and a value style of investing and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Neuberger Berman Multi Cap Opportunities Fund - December 31, 2022 - Fund Commentary - 47
Asset Allocation
1
Common Stocks 98.8%
Other assets in excess of liabilities 1.2%
100.0%
Top Industries
2
Capital Markets 7.8%
Diversified Financial Services 7.3%
Hotels, Restaurants & Leisure 7.2%
Containers & Packaging 5.3%
Machinery 4.9%
Food & Staples Retailing 4.2%
Health Care Providers & Services 4.1%
Software 4.1%
Technology Hardware, Storage & Peripherals 3.8%
Food Products 3.8%
Other Industries 47.5%
100.0%
Top Holdings
2
Berkshire Hathaway, Inc., Class B 5.4%
HCA Healthcare, Inc. 4.1%
Microsoft Corp. 4.1%
Apple, Inc. 3.8%
Motorola Solutions, Inc. 3.7%
Graphic Packaging Holding Co. 3.6%
Alphabet, Inc., Class C 3.5%
Raytheon Technologies Corp. 3.5%
CSX Corp. 3.4%
Aramark 3.3%
Other Holdings 61.6%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

48 - Fund Commentary - December 31, 2022 - NVIT Neuberger Berman Multi Cap Opportunities Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (17.06)% 7.77% 12.08% 3/24/2008
Class II (17.11)% 7.65% 11.96% 3/24/2008
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Expense
Ratio
^
Class I 0.84%
Class II 0.94%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Neuberger Berman Multi Cap Opportunities Fund - December 31, 2022 - Fund Commentary - 49
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Neuberger Berman Multi Cap Opportunities Fund
versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

50 - Fund Commentary - December 31, 2022 - NVIT Real Estate Fund
For the annual period ended December 31, 2022, the NVIT Real Estate Fund Class I returned -28.52% versus -26.03% for its benchmark, the Dow Jones US Select Real Estate Securities Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Real Estate (consisting of 48 investments as of December 31, 2022), was -26.48% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The portfolio underperformed the Dow Jones US Select Real Estate Securities Index during the twelve-month period ending
December 31, 2022. Security selection was the driver of relative underperformance. Weak selection in Multifamily, Warehouse/
Logistics, and Office was partially offset by stronger selection in Specialty Finance, Real Estate Technology, and Retail-Shopping
Centers. Sector allocation, a residual of our bottom-up stock selection process, also detracted from performance. An underweight to
Specialty Finance and Retail-Malls detracted from relative results, while an overweight in retail shopping centers and underweight in office partially offset performance.
Top detractors from relative returns during the period included not owning Realty Income (Specialty Finance), an underweight to Simon Property Group (Retail-malls), and an out of benchmark position in Tricon Residential (Multifamily). Shares of Realty
Income held up as the triple net lease real estate investment trust (REIT) has a defensive portfolio and second-best cost of capital in the subsector. Simon Property Group shares declined less than the Index during the period as the fundamentals in the mall space have stabilized. Shares of Tricon Residential declined as the Bank of Canada raised interest rates throughout the period.
The Fund eliminated the Tricon Residential during the period.
Top contributors to relative performance during the period included an out of benchmark position in VICI Properties (Specialty
Finance), an underweight to Digital Realty Trust (Real Estate Technology), and an out of benchmark position in Phillips Edison
(Retail-shopping Centers). Shares of VICI Properties announced solid second quarter results during the period. The U.S. REIT reported adjusted funds from operations (“FFO”) of $0.48 per share, up from $0.46 a year earlier. In addition, revenue for the quarter ended June 30th, totaled $662.6 million, up 76% from a year earlier, beating analysts' estimates. The company reaffirmed its adjusted FFO 2022 guidance of $1.89 to $1.92 per share. Digital Realty Trust shares fell during the period after the data center REIT gave an outlook for core FFO per share that was below the consensus at the midpoint. There has been an increase in demand for new leases; however, rent on renewals is declining as pricing power remains evasive and growth from external expansion is harder to achieve. The Fund eliminated the position during the period. Shares of Phillips Edison were flat but outperformed the Index. The company reported strong earnings results in the third quarter and management boosted its core FFO per share guidance for the full year.
We remain of the view that we will see a global recession in the coming year, driven by a normalization of interest rates, de-
globalization, and higher structural inflation. With central banks no longer supporting asset values, we expect shorter cycles, lower multiples for assets, higher discount rates, and lower long-term returns. To become more positive on the market, we have sought a few things: a stabilization in credit markets, peak inflation, downward earnings revisions, and valuations that reflect the new interest rate and inflation paradigm. We have checked 1.5 of these boxes, with inflation starting to abate and valuations starting to become reasonable. Yet, we are still waiting for an improvement in credit markets, a de-risking of earnings, and REIT valuations that are cheap versus just fair. We still see some positive signs on the horizon with the reopening of China and Emerging Markets broadly and a decline in European energy prices, both of which should help stabilize global growth. The spread between public and private real estate is at extreme levels, with REITs being much more attractively valued. The biggest risk in 2023 is that accelerating Chinese growth keeps pressure on inflation, leading to the Federal Reserve keeping rates elevated for longer or even potentially re-engaging in rate hikes again in the second half of 2023.
While we do not believe we have seen the market lows, we are starting to become incrementally more positive on REITS as we believe that we are more than halfway through this bear market. We continue to hold positions in stable cash flow businesses such as Triple Net Lease, Healthcare, and Technology, however, we have slightly increased risk through select Cyclicals that have priced in a recession, Homebuilders, Retail, Casinos, and Brokers. Conversely, we are more cautious on shorter duration sectors such as Lodging, Storage, and Multifamily that will likely be the first to see negative earnings revisions. We continue to avoid office, which has structural headwinds that are even more acute in a stressed capital markets environment. We prefer coastal to the
Sunbelt due to stretched relative value and oversupply in the later.
The Fund did not utilize derivatives and did not have liquidity issues that materially impacted the Fund performance during the period.
Subadviser:
Wellington Management
Portfolio Manager:

NVIT Real Estate Fund - December 31, 2022 - Fund Commentary - 51
Bradford D. Stoesser
The Fund is a non-diversified fund, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund concentrates on investments in the real estate investment trust (REIT) sector, subjecting it to greater volatility than that of other mutual funds.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

52 - Fund Commentary - December 31, 2022 - NVIT Real Estate Fund
Asset Allocation
1
Common Stocks 97.3%
Other assets in excess of liabilities 2.7%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 97.3%
Construction & Engineering 1.3%
Hotels, Restaurants & Leisure 1.1%
Real Estate Management & Development 0.3%
100.0%
Top Holdings
2
Prologis, Inc. 11.5%
Equinix, Inc. 5.7%
Welltower, Inc. 5.1%
Sun Communities, Inc. 4.8%
Public Storage 4.6%
AvalonBay Communities, Inc. 4.3%
VICI Properties, Inc. 4.1%
Equity Residential 3.7%
WP Carey, Inc. 3.4%
Kimco Realty Corp. 3.2%
Other Holdings 49.6%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Real Estate Fund - December 31, 2022 - Fund Commentary - 53
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (28.52)% 4.50% 6.00% 3/24/2008
Class II (28.72)% 4.25% 5.73% 3/24/2008
Dow Jones U.S. Select
Real Estate Securities
Index (RESI) (26.03)% 2.48% 5.73%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.94% 0.93%
Class II 1.19% 1.18%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

54 - Fund Commentary - December 31, 2022 - NVIT Real Estate Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Real Estate Fund versus performance of the Dow
Jones U.S. Select Real Estate Securities Index (RESI) over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Equity Funds (II) - December 31, 2022 (Unaudited) - Shareholder Expense Example - 55
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Allspring Discovery Fund
Class I Shares
Actual
(b)
1,000.00 1,025.90 4.19 0.82
Hypothetical
(b)(c)
1,000.00 1,021.07 4.18 0.82
Class II Shares
Actual
(b)
1,000.00 1,023.70 5.46 1.07
Hypothetical
(b)(c)
1,000.00 1,019.81 5.45 1.07
NVIT AQR Large Cap Defensive Style Fund
Class I Shares
Actual
(b)
1,000.00 1,058.70 4.05 0.78
Hypothetical
(b)(c)
1,000.00 1,021.27 3.97 0.78
Class II Shares
Actual
(b)
1,000.00 1,057.50 5.34 1.03
Hypothetical
(b)(c)
1,000.00 1,020.01 5.24 1.03
Class IV Shares
Actual
(b)
1,000.00 1,058.80 4.05 0.78
Hypothetical
(b)(c)
1,000.00 1,021.27 3.97 0.78

56 - Shareholder Expense Example - December 31, 2022 (Unaudited) - Equity Funds (II)
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT BlackRock Equity Dividend Fund
Class I Shares
Actual
(b)
1,000.00 1,050.90 4.14 0.80
Hypothetical
(b)(c)
1,000.00 1,021.17 4.08 0.80
Class II Shares
Actual
(b)
1,000.00 1,049.10 5.42 1.05
Hypothetical
(b)(c)
1,000.00 1,019.91 5.35 1.05
Class IV Shares
Actual
(b)
1,000.00 1,050.90 4.14 0.80
Hypothetical
(b)(c)
1,000.00 1,021.17 4.08 0.80
NVIT Jacobs Levy Large Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,034.00 4.15 0.81
Hypothetical
(b)(c)
1,000.00 1,021.12 4.13 0.81
Class II Shares
Actual
(b)
1,000.00 1,031.70 5.43 1.06
Hypothetical
(b)(c)
1,000.00 1,019.86 5.40 1.06
NVIT Multi-Manager Mid Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,061.00 4.83 0.93
Hypothetical
(b)(c)
1,000.00 1,020.52 4.74 0.93
Class II Shares
Actual
(b)
1,000.00 1,060.70 5.30 1.02
Hypothetical
(b)(c)
1,000.00 1,020.06 5.19 1.02
NVIT Multi-Manager Small Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,042.70 5.61 1.09
Hypothetical
(b)(c)
1,000.00 1,019.71 5.55 1.09
Class II Shares
Actual
(b)
1,000.00 1,041.50 6.90 1.34
Hypothetical
(b)(c)
1,000.00 1,018.45 6.82 1.34
NVIT Multi-Manager Small Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,011.50 5.37 1.06
Hypothetical
(b)(c)
1,000.00 1,019.86 5.40 1.06
Class II Shares
Actual
(b)
1,000.00 1,008.70 6.63 1.31
Hypothetical
(b)(c)
1,000.00 1,018.60 6.67 1.31
Class IV Shares
Actual
(b)
1,000.00 1,010.30 5.37 1.06
Hypothetical
(b)(c)
1,000.00 1,019.86 5.40 1.06

Equity Funds (II) - December 31, 2022 (Unaudited) - Shareholder Expense Example - 57
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Multi-Manager Small Company Fund
Class I Shares
Actual
(b)
1,000.00 1,033.50 5.33 1.04
Hypothetical
(b)(c)
1,000.00 1,019.96 5.30 1.04
Class II Shares
Actual
(b)
1,000.00 1,032.10 6.61 1.29
Hypothetical
(b)(c)
1,000.00 1,018.70 6.56 1.29
Class IV Shares
Actual
(b)
1,000.00 1,033.50 5.33 1.04
Hypothetical
(b)(c)
1,000.00 1,019.96 5.30 1.04
NVIT Neuberger Berman Multi Cap Opportunities Fund
Class I Shares
Actual
(b)
1,000.00 1,071.20 4.28 0.82
Hypothetical
(b)(c)
1,000.00 1,021.07 4.18 0.82
Class II Shares
Actual
(b)
1,000.00 1,070.60 4.80 0.92
Hypothetical
(b)(c)
1,000.00 1,020.57 4.69 0.92
NVIT Real Estate Fund
Class I Shares
Actual
(b)
1,000.00 926.50 4.03 0.83
Hypothetical
(b)(c)
1,000.00 1,021.02 4.23 0.83
Class II Shares
Actual
(b)
1,000.00 924.10 5.24 1.08
Hypothetical
(b)(c)
1,000.00 1,019.76 5.50 1.08
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

58 - Statement of Investments - December 31, 2022 - NVIT Allspring Discovery Fund
Common Stocks 96 .9%
Shares Value ($)
BRAZIL 2 .6%
Internet & Direct Marketing Retail 1 .9%
MercadoLibre, Inc. * 9,238 7,817,565
IT Services 0 .7%
StoneCo Ltd.
, Class A
* 304,784 2,877,161
10,694,726
CANADA 0 .7%
Commercial Services & Supplies 0 .7%
Ritchie Bros Auctioneers, Inc. 48,600 2,810,538
DENMARK 1 .0%
Biotechnology 1 .0%
Ascendis Pharma A/S, ADR *(a) 32,314 3,946,509
INDIA 2 .4%
IT Services 2 .4%
WNS Holdings Ltd., ADR * 123,812 9,903,722
ISRAEL 1 .0%
Internet & Direct Marketing Retail 1 .0%
Global-e Online Ltd. *(a) 202,428 4,178,114
SWITZERLAND 1 .2%
Biotechnology 0 .3%
CRISPR Therapeutics AG * 34,912 1,419,173
Textiles, Apparel & Luxury Goods 0 .9%
On Holding AG
, Class A
* 205,152 3,520,408
4,939,581
UNITED STATES 88 .0%
Aerospace & Defense 2 .3%
Axon Enterprise, Inc. *(a) 56,839 9,431,295
Biotechnology 2 .5%
Exact Sciences Corp. *(a) 64,200 3,178,542
Mirati Therapeutics, Inc. * 32,187 1,458,393
Sarepta Therapeutics, Inc. * 35,629 4,616,806
Zentalis Pharmaceuticals, Inc. *(a) 50,080 1,008,611
10,262,352
Building Products 2 .4%
Advanced Drainage Systems, Inc. 64,150 5,258,376
Trex Co., Inc. * 103,980 4,401,473
9,659,849
Capital Markets 3 .4%
MarketAxess Holdings, Inc. 28,219 7,869,997
Morningstar, Inc. 27,200 5,891,248
13,761,245
Commercial Services & Supplies 6 .1%
Casella Waste Systems, Inc.
, Class
A
* 132,359 10,497,392
Rollins, Inc. 167,838 6,132,801
Tetra Tech, Inc. (a) 54,723 7,945,232
24,575,425
Diversified Consumer Services 0 .8%
Mister Car Wash, Inc. *(a) 349,978 3,230,297
Electronic Equipment, Instruments & Components 6 .3%
Novanta, Inc. * 62,873 8,542,555
Teledyne Technologies, Inc. * 34,587 13,831,687
Zebra Technologies Corp.
, Class A
* 13,200 3,384,612
25,758,854
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment 3 .7%
Liberty Media Corp.-Liberty
Formula One
, Class C
* 132,041 7,893,411
Warner Music Group Corp.
, Class A
204,545 7,163,166
15,056,577
Equity Real Estate Investment Trusts (REITs) 4 .2%
Equity LifeStyle Properties, Inc. 114,992 7,428,483
Rexford Industrial Realty, Inc. (a) 172,976 9,451,409
16,879,892
Health Care Equipment & Supplies 10 .5%
Dexcom, Inc. *(a) 66,164 7,492,412
ICU Medical, Inc. *(a) 30,580 4,815,738
Inari Medical, Inc. *(a) 88,122 5,601,034
Inspire Medical Systems, Inc. * 33,520 8,443,019
Insulet Corp. *(a) 20,501 6,035,289
iRhythm Technologies, Inc. *(a) 38,636 3,619,034
Shockwave Medical, Inc. * 31,971 6,573,557
42,580,083
Health Care Providers & Services 3 .2%
HealthEquity, Inc. *(a) 90,400 5,572,256
Option Care Health, Inc. * 247,752 7,454,858
13,027,114
Hotels, Restaurants & Leisure 6 .2%
Chipotle Mexican Grill, Inc. * 4,200 5,827,458
Domino's Pizza, Inc. 13,924 4,823,274
Hyatt Hotels Corp.
, Class A
* 37,455 3,387,805
MGM Resorts International 115,700 3,879,421
Wingstop, Inc. (a) 53,378 7,345,880
25,263,838
Insurance 0 .7%
Goosehead Insurance, Inc.
, Class
A
*(a) 84,425 2,899,155
Interactive Media & Services 3 .4%
IAC, Inc. * 107,899 4,790,716
Match Group, Inc. * 80,000 3,319,200
ZoomInfo Technologies, Inc.
, Class
A
* 195,531 5,887,438
13,997,354
IT Services 2 .4%
Globant SA * 38,375 6,453,140
MongoDB, Inc. * 16,539 3,255,537
9,708,677
Leisure Products 1 .4%
Topgolf Callaway Brands Corp.
*(a) 281,374 5,557,137
Life Sciences Tools & Services 5 .3%
Azenta, Inc. *(a) 81,334 4,735,265
Bio-Rad Laboratories, Inc.
, Class
A
* 15,848 6,663,926
Bio-Techne Corp. 120,156 9,958,529
21,357,720
Professional Services 1 .8%
Clarivate plc *(a) 253,819 2,116,850
FTI Consulting, Inc. *(a) 31,600 5,018,080
7,134,930
Road & Rail 2 .8%
JB Hunt Transport Services, Inc. 30,000 5,230,800
Saia, Inc. *(a) 28,561 5,988,670
11,219,470

NVIT Allspring Discovery Fund - December 31, 2022 - Statement of Investments - 59
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 4 .7%
Enphase Energy, Inc. * 19,617 5,197,720
Impinj, Inc. *(a) 65,916 7,196,709
Monolithic Power Systems, Inc. 10,100 3,571,461
Wolfspeed, Inc. *(a) 44,600 3,079,184
19,045,074
Software 10 .9%
Bill.com Holdings, Inc. *(a) 56,265 6,130,634
CCC Intelligent Solutions
Holdings, Inc. *(a) 564,004 4,906,835
Confluent, Inc.
, Class A
* 133,900 2,977,936
Fair Isaac Corp. *(a) 9,900 5,925,942
Five9, Inc. *(a) 96,771 6,566,880
HubSpot, Inc. *(a) 14,472 4,184,289
Olo, Inc.
, Class A
*(a) 405,129 2,532,056
Tyler Technologies, Inc. * 20,700 6,673,887
Zscaler, Inc. * 39,300 4,397,670
44,296,129
Trading Companies & Distributors 3 .0%
SiteOne Landscape Supply, Inc.
*(a) 50,732 5,951,878
Watsco, Inc. (a) 24,700 6,160,180
12,112,058
356,814,525
Total Common Stocks
(cost $401,951,768) 393,287,715
Repurchase Agreements 0 .8%
Principal
Amount ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$3,001,434, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049; total
market value $3,060,000.(b)
(c) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$340,578, collateralized by
U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $347,223.(b)(c) 340,415 340,415
Total Repurchase Agreements
(cost $3,340,415) 3,340,415
Total Investments
(cost $405,292,183) — 97.7% 396,628,130
Other assets in excess of liabilities — 2.3% 9,308,171
NET ASSETS — 100.0%
$ 405,936,301
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $88,498,550, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,340,415 and by
$87,467,976 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $90,808,391.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$3,340,415.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - December 31, 2022 - NVIT AQR Large Cap Defensive Style Fund
Common Stocks 97.5%
Shares Value ($)
Air Freight & Logistics 2.5%
CH Robinson Worldwide, Inc.
(a) 75,716 6,932,557
Expeditors International of
Washington, Inc. 68,492 7,117,689
United Parcel Service, Inc.,
Class B 15,618 2,715,033
16,765,279
Banks 2.9%
Bank of America Corp. 51,919 1,719,557
Citigroup, Inc. 21,161 957,112
First Citizens BancShares,
Inc., Class A(a) 860 652,190
JPMorgan Chase & Co. 66,778 8,954,930
Wells Fargo & Co. 165,295 6,825,030
19,108,819
Beverages 4.0%
Brown-Forman Corp., Class B 4,946 324,853
Coca-Cola Co. (The) 114,567 7,287,607
Monster Beverage Corp.* 88,768 9,012,615
PepsiCo, Inc. 52,789 9,536,861
26,161,936
Biotechnology 4.6%
AbbVie, Inc. 10,795 1,744,580
Amgen, Inc. 28,875 7,583,730
Gilead Sciences, Inc. 47,837 4,106,807
Regeneron Pharmaceuticals,
Inc.* 12,627 9,110,254
United Therapeutics Corp.* 13,080 3,637,417
Vertex Pharmaceuticals, Inc.* 14,951 4,317,550
30,500,338
Building Products 0.2%
Carrier Global Corp. 27,047 1,115,689
Capital Markets 2.5%
Charles Schwab Corp. (The) 95,897 7,984,384
CME Group, Inc. 19,698 3,312,416
LPL Financial Holdings, Inc. 21,791 4,710,560
MarketAxess Holdings, Inc. 2,112 589,016
16,596,376
Chemicals 2.5%
Air Products & Chemicals, Inc. 4,353 1,341,856
CF Industries Holdings, Inc. 18,817 1,603,208
Corteva, Inc. 41,820 2,458,180
Ecolab, Inc. 6,825 993,447
LyondellBasell Industries NV,
Class A 108,863 9,038,895
PPG Industries, Inc. 8,973 1,128,265
16,563,851
Commercial Services & Supplies 2.5%
Copart, Inc.* 30,316 1,845,941
Republic Services, Inc. 46,426 5,988,490
Waste Management, Inc. 55,836 8,759,552
16,593,983
Communications Equipment 0.7%
Cisco Systems, Inc. 102,561 4,886,006
Containers & Packaging 0.5%
AptarGroup, Inc. 2,115 232,608
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 14,863 1,901,126
Westrock Co. 35,736 1,256,478
3,390,212
Diversified Telecommunication Services 2.0%
AT&T, Inc. 171,201 3,151,811
Verizon Communications, Inc. 258,938 10,202,157
13,353,968
Electric Utilities 4.2%
Alliant Energy Corp. 5,271 291,012
American Electric Power Co.,
Inc. 50,073 4,754,431
Avangrid, Inc.(a) 36,454 1,566,793
Duke Energy Corp. 44,721 4,605,816
Evergy, Inc. 38,619 2,430,294
Eversource Energy 42,108 3,530,335
IDACORP, Inc.(a) 11,736 1,265,727
Pinnacle West Capital Corp. 51,644 3,927,010
Xcel Energy, Inc. 76,481 5,362,083
27,733,501
Electrical Equipment 0.7%
Eaton Corp. plc 26,238 4,118,054
Emerson Electric Co. 3,482 334,481
4,452,535
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp., Class A 4,939 376,055
Entertainment 1.2%
Electronic Arts, Inc. 45,158 5,517,404
Take-Two Interactive Software,
Inc.* 5,816 605,620
World Wrestling Entertainment,
Inc., Class A(a) 28,994 1,986,669
8,109,693
Equity Real Estate Investment Trusts (REITs) 0.7%
Public Storage 16,657 4,667,125
Food & Staples Retailing 3.5%
Costco Wholesale Corp. 18,820 8,591,330
Kroger Co. (The) 105,036 4,682,505
Walmart, Inc. 67,213 9,530,131
22,803,966
Food Products 5.8%
Archer-Daniels-Midland Co. 8,856 822,280
Campbell Soup Co. 19,202 1,089,714
Flowers Foods, Inc. 112,210 3,224,915
General Mills, Inc. 50,887 4,266,875
Hershey Co. (The) 40,737 9,433,467
Hormel Foods Corp.(a) 152,248 6,934,896
J M Smucker Co. (The) 16,201 2,567,210
Kellogg Co.(a) 21,078 1,501,597
McCormick & Co., Inc.
(Non-Voting) 26,377 2,186,390
Mondelez International, Inc.,
Class A 92,274 6,150,062
38,177,406
Health Care Equipment & Supplies 3.1%
Abbott Laboratories 84,286 9,253,760
Becton Dickinson and Co. 12,973 3,299,034

NVIT AQR Large Cap Defensive Style Fund - December 31, 2022 - Statement of Investments - 61
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Envista Holdings Corp.*(a) 18,010 606,397
Hologic, Inc.* 12,645 945,972
Medtronic plc 55,553 4,317,579
Stryker Corp. 8,166 1,996,505
20,419,247
Health Care Providers & Services 5.5%
Chemed Corp. 6,155 3,141,697
Cigna Corp. 4,454 1,475,788
CVS Health Corp. 57,477 5,356,282
Elevance Health, Inc. 9,894 5,075,325
Humana, Inc. 17,276 8,848,594
Molina Healthcare, Inc.* 971 320,644
Premier, Inc., Class A 30,625 1,071,262
Quest Diagnostics, Inc. 10,333 1,616,495
UnitedHealth Group, Inc. 17,891 9,485,450
36,391,537
Health Care Technology 0.1%
Veeva Systems, Inc., Class A* 4,094 660,690
Hotels, Restaurants & Leisure 0.0%
†
Wyndham Hotels & Resorts,
Inc. 2,757 196,602
Household Durables 0.3%
Garmin Ltd. 20,795 1,919,170
Household Products 3.7%
Church & Dwight Co., Inc. 36,791 2,965,723
Clorox Co. (The)(a) 41,477 5,820,467
Colgate-Palmolive Co. 76,648 6,039,096
Kimberly-Clark Corp. 1,731 234,983
Procter & Gamble Co. (The) 63,575 9,635,427
24,695,696
Industrial Conglomerates 0.7%
3M Co. 25,461 3,053,283
Honeywell International, Inc. 6,562 1,406,237
4,459,520
Insurance 5.1%
Allstate Corp. (The) 29,593 4,012,811
Aon plc, Class A 1,560 468,218
Chubb Ltd. 15,976 3,524,306
Erie Indemnity Co., Class A 4,547 1,130,930
Everest Re Group Ltd. 5,518 1,827,948
Marsh & McLennan Cos., Inc. 21,592 3,573,044
Progressive Corp. (The) 74,876 9,712,166
Travelers Cos., Inc. (The) 25,638 4,806,869
Unum Group 98,751 4,051,753
White Mountains Insurance
Group Ltd. 238 336,610
33,444,655
Interactive Media & Services 1.7%
Alphabet, Inc., Class A* 58,060 5,122,634
IAC, Inc.* 4,373 194,161
Meta Platforms, Inc., Class A* 48,986 5,894,975
11,211,770
IT Services 3.9%
Accenture plc, Class A 14,065 3,753,105
Automatic Data Processing,
Inc. 13,213 3,156,057
Common Stocks
Shares Value ($)
IT Services
EPAM Systems, Inc.* 1,456 477,189
Euronet Worldwide, Inc.* 9,283 876,130
International Business
Machines Corp. 44,834 6,316,662
Mastercard, Inc., Class A 8,059 2,802,356
Paychex, Inc. 2,348 271,335
Visa, Inc., Class A(a) 40,520 8,418,435
26,071,269
Life Sciences Tools & Services 4.3%
Agilent Technologies, Inc. 3,763 563,133
Bio-Techne Corp. 4,656 385,889
Charles River Laboratories
International, Inc.* 2,189 476,983
Danaher Corp. 13,614 3,613,428
Illumina, Inc.* 3,540 715,788
Mettler-Toledo International,
Inc.* 5,324 7,695,576
PerkinElmer, Inc. 22,655 3,176,684
QIAGEN NV*(a) 5,163 257,479
Thermo Fisher Scientific, Inc. 17,261 9,505,460
Waters Corp.* 4,579 1,568,674
West Pharmaceutical
Services, Inc. 1,191 280,302
28,239,396
Machinery 1.7%
Caterpillar, Inc. 20,686 4,955,538
IDEX Corp. 6,181 1,411,308
Illinois Tool Works, Inc. 23,267 5,125,720
11,492,566
Media 0.8%
Charter Communications, Inc.,
Class A* 5,977 2,026,801
New York Times Co. (The),
Class A 93,951 3,049,649
5,076,450
Metals & Mining 0.6%
Newmont Corp. 78,701 3,714,687
Royal Gold, Inc.(a) 3,893 438,819
4,153,506
Multiline Retail 0.7%
Dollar General Corp. 2,901 714,371
Target Corp. 25,748 3,837,482
4,551,853
Multi-Utilities 3.9%
Ameren Corp. 60,196 5,352,628
Consolidated Edison, Inc. 37,368 3,561,544
Dominion Energy, Inc. 51,756 3,173,678
DTE Energy Co. 37,547 4,412,899
Public Service Enterprise
Group, Inc. 55,811 3,419,540
WEC Energy Group, Inc.(a) 59,197 5,550,311
25,470,600
Oil, Gas & Consumable Fuels 2.3%
ConocoPhillips 16,604 1,959,272
Coterra Energy, Inc.(a) 43,458 1,067,763
EOG Resources, Inc. 40,018 5,183,131
Exxon Mobil Corp. 17,250 1,902,675

62 - Statement of Investments - December 31, 2022 - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. 33,331 3,879,395
Phillips 66(a) 12,246 1,274,564
15,266,800
Personal Products 0.6%
Estee Lauder Cos., Inc. (The),
Class A 15,182 3,766,806
Pharmaceuticals 4.5%
Bristol-Myers Squibb Co. 11,487 826,490
Eli Lilly & Co. 15,892 5,813,929
Johnson & Johnson 54,692 9,661,342
Merck & Co., Inc. 87,462 9,703,909
Pfizer, Inc. 72,491 3,714,439
Zoetis, Inc. 1,823 267,160
29,987,269
Professional Services 1.2%
CACI International, Inc., Class
A* 3,384 1,017,197
FTI Consulting, Inc.*(a) 24,161 3,836,767
Robert Half International, Inc. 44,233 3,265,722
8,119,686
Road & Rail 2.7%
JB Hunt Transport Services,
Inc. 22,716 3,960,762
Landstar System, Inc.(a) 27,300 4,447,170
Old Dominion Freight Line, Inc. 17,387 4,934,083
U-Haul Holding Co. 40,950 2,251,431
U-Haul Holding Co.(a) 4,550 273,864
Union Pacific Corp. 9,445 1,955,776
17,823,086
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. 3,981 2,225,897
Texas Instruments, Inc. 22,233 3,673,336
5,899,233
Software 2.5%
Adobe, Inc.* 2,432 818,441
Dolby Laboratories, Inc., Class
A 4,483 316,231
Gen Digital, Inc. 75,468 1,617,279
Intuit, Inc. 3,833 1,491,880
Microsoft Corp. 34,828 8,352,451
Oracle Corp. 47,828 3,909,461
Tyler Technologies, Inc.*(a) 802 258,573
16,764,316
Specialty Retail 2.5%
AutoZone, Inc.* 4,029 9,936,239
Home Depot, Inc. (The) 17,062 5,389,204
O'Reilly Automotive, Inc.* 1,374 1,159,697
16,485,140
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp.(a) 15,133 218,066
Tobacco 1.7%
Altria Group, Inc. 59,912 2,738,577
Philip Morris International, Inc. 85,214 8,624,509
11,363,086
Common Stocks
Shares Value ($)
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 1,366 208,206
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.* 66,057 9,247,980
Total Common Stocks
(cost $483,710,400) 644,960,939
Repurchase Agreements 0.2%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $200,096,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $204,000.(b)(c) 200,000 200,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,173,413,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$1,196,310. (b)(c) 1,172,853 1,172,853
Credit Suisse AG,
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $100,048,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$102,048.(b)(c) 100,000 100,000
Total Repurchase Agreements
(cost $1,472,853) 1,472,853
Total Investments
(cost $485,183,253) — 97.7% 646,433,792
Other assets in excess of liabilities — 2.3% 15,527,718
NET ASSETS — 100.0%
$ 661,961,510

NVIT AQR Large Cap Defensive Style Fund - December 31, 2022 - Statement of Investments - 63
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $34,908,630, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,472,853 and by
$34,440,846 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $35,913,699.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$1,472,853.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 72 3/2023 USD 13,899,600 37,446
Net contracts 37,446
As of December 31, 2022, the Fund had $763,200 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

64 - Statement of Investments - December 31, 2022 - NVIT BlackRock Equity Dividend Fund
Common Stocks 92 .7%
Shares Value ($)
Aerospace & Defense 3 .0%
Airbus SE 40,582 4,825,294
BAE Systems plc 550,808 5,692,706
L3Harris Technologies, Inc. 22,620 4,709,710
15,227,710
Auto Components 0 .5%
Lear Corp. 19,311 2,394,950
Automobiles 2 .0%
General Motors Co. 307,407 10,341,172
Banks 11 .1%
Bank of America Corp. 207,701 6,879,057
Citigroup, Inc. 290,074 13,120,047
Citizens Financial Group, Inc. 89,200 3,511,804
First Citizens BancShares,
Inc., Class A(a) 11,059 8,386,703
JPMorgan Chase & Co. 79,663 10,682,808
Wells Fargo & Co. 336,774 13,905,399
56,485,818
Beverages 1 .0%
Constellation Brands, Inc.,
Class A 21,885 5,071,849
Capital Markets 1 .2%
Charles Schwab Corp. (The) 36,203 3,014,262
Raymond James Financial,
Inc. 26,193 2,798,722
5,812,984
Chemicals 1 .0%
PPG Industries, Inc. 41,599 5,230,658
Communications Equipment 1 .9%
Cisco Systems, Inc. 206,808 9,852,333
Consumer Finance 0 .2%
Capital One Financial Corp. 13,088 1,216,661
Containers & Packaging 1 .0%
Sealed Air Corp. 105,166 5,245,680
Diversified Financial Services 1 .3%
Apollo Global Management,
Inc.(a) 78,456 5,004,708
Equitable Holdings, Inc. 51,507 1,478,251
6,482,959
Diversified Telecommunication Services 1 .6%
AT&T, Inc. 193,580 3,563,808
Verizon Communications, Inc. 111,284 4,384,589
7,948,397
Electric Utilities 1 .3%
American Electric Power Co.,
Inc. 28,293 2,686,420
Edison International 38,208 2,430,793
Exelon Corp. 32,200 1,392,006
6,509,219
Entertainment 0 .7%
Activision Blizzard, Inc. 47,091 3,604,816
Food & Staples Retailing 1 .0%
Walmart, Inc. 34,810 4,935,710
Common Stocks
Shares Value ($)
Food Products 2 .0%
Kraft Heinz Co. (The) 204,530 8,326,416
Mondelez International, Inc.,
Class A 28,235 1,881,863
10,208,279
Health Care Equipment & Supplies 6 .7%
Baxter International, Inc. 130,260 6,639,352
Koninklijke Philips NV 329,901 4,951,565
Medtronic plc 165,213 12,840,354
Zimmer Biomet Holdings, Inc. 74,363 9,481,283
33,912,554
Health Care Providers & Services 8 .6%
AmerisourceBergen Corp. 17,442 2,890,314
Cardinal Health, Inc. 83,250 6,399,427
Cigna Corp. 23,507 7,788,809
Elevance Health, Inc. 16,000 8,207,520
Humana, Inc. 14,329 7,339,171
Laboratory Corp. of America
Holdings 46,039 10,841,264
43,466,505
Household Durables 1 .6%
Newell Brands, Inc. 236,205 3,089,561
Panasonic Holdings Corp. 566,100 4,740,667
7,830,228
Industrial Conglomerates 0 .8%
Siemens AG (Registered) 28,518 3,958,090
Insurance 6 .8%
Allstate Corp. (The) 23,522 3,189,583
American International Group,
Inc. 180,473 11,413,112
Fidelity National Financial, Inc. 135,279 5,089,196
Prudential plc 311,302 4,212,736
Willis Towers Watson plc 43,339 10,599,853
34,504,480
Interactive Media & Services 0 .3%
Alphabet, Inc., Class A* 18,840 1,662,253
Internet & Direct Marketing Retail 0 .3%
Amazon.com, Inc.* 20,460 1,718,640
IT Services 6 .9%
Cognizant Technology
Solutions Corp., Class A 193,905 11,089,427
Fidelity National Information
Services, Inc. 154,317 10,470,408
SS&C Technologies Holdings,
Inc. 166,833 8,685,326
Visa, Inc., Class A(a) 23,688 4,921,419
35,166,580
Machinery 1 .2%
Fortive Corp. 19,590 1,258,657
Komatsu Ltd. 215,900 4,683,988
5,942,645
Media 2 .9%
Comcast Corp., Class A 283,384 9,909,939
Fox Corp., Class A 160,357 4,870,042
14,779,981

NVIT BlackRock Equity Dividend Fund - December 31, 2022 - Statement of Investments - 65
Common Stocks
Shares Value ($)
Multiline Retail 1 .2%
Dollar General Corp. 24,852 6,119,805
Multi-Utilities 1 .8%
Public Service Enterprise
Group, Inc. 98,037 6,006,727
Sempra Energy 20,228 3,126,035
9,132,762
Oil, Gas & Consumable Fuels 6 .2%
BP plc 2,552,207 14,841,682
ConocoPhillips 21,359 2,520,362
EQT Corp. 123,859 4,190,150
Hess Corp. 33,951 4,814,931
Shell plc 179,700 5,106,663
31,473,788
Personal Products 2 .1%
Unilever plc, ADR-UK 210,029 10,574,960
Pharmaceuticals 6 .5%
AstraZeneca plc 69,665 9,454,610
Bayer AG (Registered) 150,360 7,763,463
Eli Lilly & Co. 7,200 2,634,048
Novo Nordisk A/S, ADR-DK 23,210 3,141,242
Sanofi 104,161 10,078,688
33,072,051
Professional Services 1 .6%
Leidos Holdings, Inc. 59,629 6,272,375
Robert Half International, Inc. 23,340 1,723,192
7,995,567
Road & Rail 0 .4%
Union Pacific Corp. 9,306 1,926,993
Software 1 .7%
Microsoft Corp. 35,055 8,406,890
Specialty Retail 0 .8%
Ross Stores, Inc. 36,680 4,257,448
Technology Hardware, Storage & Peripherals 1 .4%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(a)(b) 6,255 6,952,748
Textiles, Apparel & Luxury Goods 0 .6%
Ralph Lauren Corp. 30,606 3,234,136
Tobacco 0 .9%
Altria Group, Inc. 51,593 2,358,316
British American Tobacco plc,
ADR-UK 59,880 2,394,003
4,752,319
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0 .6%
Rogers Communications, Inc.,
Class B 68,486 3,205,287
Total Common Stocks
(cost $432,320,475) 470,615,905
Master Limited Partnership 2 .2%
Oil, Gas & Consumable Fuels 2 .2%
Enterprise Products Partners
LP 463,303 11,174,868
Total Master Limited Partnership
(cost  $10,603,189)
11,174,868
Total Investments
(cost $442,923,664) — 94.9% 481,790,773
Other assets in excess of liabilities — 5.1% 25,794,187
NET ASSETS — 100.0%
$ 507,584,960
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
December 31, 2022. The total value of securities on loan
as of December 31, 2022 was $12,401,073, which was
collateralized by $12,806,667 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from  1/10/2023
– 5/15/2052.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $6,952,748 which represents 1.37% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

66 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 97.0%
Shares Value ($)
Air Freight & Logistics 1.1%
Expeditors International of
Washington, Inc. 23,432 2,435,053
Auto Components 0.1%
Visteon Corp.* 948 124,027
Automobiles 0.5%
Tesla, Inc.* 9,543 1,175,507
Banks 0.6%
Western Alliance Bancorp 23,396 1,393,466
Biotechnology 7.1%
ACADIA Pharmaceuticals,
Inc.* 28,969 461,187
BioCryst Pharmaceuticals,
Inc.*(a) 41,757 479,370
Exelixis , Inc.* 66,504 1,066,724
Incyte Corp.* 36,717 2,949,109
Ionis Pharmaceuticals, Inc.*(a) 37,508 1,416,677
PTC Therapeutics, Inc.*(a) 26,443 1,009,329
Sarepta Therapeutics, Inc.* 16,022 2,076,131
Seagen , Inc.* 14,121 1,814,690
Ultragenyx Pharmaceutical,
Inc.* 13,844 641,393
Vertex Pharmaceuticals, Inc.* 14,858 4,290,693
16,205,303
Building Products 0.8%
Trane Technologies plc 10,324 1,735,361
Capital Markets 3.7%
Charles Schwab Corp. (The) 24,678 2,054,690
FactSet Research Systems,
Inc. 5,492 2,203,445
LPL Financial Holdings, Inc. 10,945 2,365,981
Raymond James Financial,
Inc. 18,086 1,932,489
8,556,605
Chemicals 2.6%
Albemarle Corp. 9,122 1,978,197
CF Industries Holdings, Inc. 28,319 2,412,779
FMC Corp. 7,823 976,310
Mosaic Co. (The) 10,749 471,559
5,838,845
Communications Equipment 0.9%
CommScope Holding Co.,
Inc.* 67,573 496,661
Viavi Solutions, Inc.* 151,398 1,591,193
2,087,854
Construction & Engineering 0.7%
AECOM 18,562 1,576,471
Construction Materials 0.1%
Eagle Materials, Inc.(a) 2,584 343,284
Diversified Consumer Services 0.2%
Chegg , Inc.* 21,220 536,229
Electrical Equipment 0.9%
Vertiv Holdings Co.(a) 149,461 2,041,637
Electronic Equipment, Instruments & Components 1.2%
Jabil, Inc.(a) 38,819 2,647,456
Common Stocks
Shares Value ($)
Energy Equipment & Services 0.1%
Patterson-UTI Energy, Inc. 15,270 257,147
Entertainment 2.4%
Live Nation Entertainment,
Inc.* 22,413 1,563,083
Netflix, Inc.* 13,186 3,888,288
Playtika Holding Corp.* 12,050 102,545
5,553,916
Equity Real Estate Investment Trusts (REITs) 0.8%
Camden Property Trust 16,185 1,810,778
Food Products 1.5%
Darling Ingredients, Inc.* 8,563 535,958
Lamb Weston Holdings, Inc. 31,400 2,805,904
3,341,862
Health Care Providers & Services 8.2%
Elevance Health, Inc. 7,668 3,933,454
HCA Healthcare, Inc. 11,670 2,800,333
Humana, Inc. 8,141 4,169,739
McKesson Corp. 10,808 4,054,297
Molina Healthcare, Inc.* 8,755 2,891,076
UnitedHealth Group, Inc. 1,493 791,559
18,640,458
Hotels, Restaurants & Leisure 2.3%
Domino's Pizza, Inc. 1,461 506,090
Expedia Group, Inc.* 4,470 391,572
Hilton Worldwide Holdings,
Inc. 19,944 2,520,124
SeaWorld Entertainment, Inc.* 3,664 196,061
Travel + Leisure Co. 47,269 1,720,591
5,334,438
Household Durables 0.5%
Skyline Champion Corp.* 5,456 281,038
Sonos , Inc.* 10,602 179,174
Toll Brothers, Inc. 13,189 658,395
1,118,607
Household Products 0.9%
Clorox Co. (The) 14,573 2,045,029
Independent Power and Renewable Electricity Producers
0.9%
Vistra Corp. 93,145 2,160,964
Insurance 3.0%
Everest Re Group Ltd. 6,165 2,042,279
Lincoln National Corp. 24,280 745,882
RenaissanceRe Holdings Ltd.
(a) 13,068 2,407,518
Ryan Specialty Holdings, Inc.,
Class A*(a) 41,340 1,716,023
6,911,702
Interactive Media & Services 4.6%
Alphabet, Inc., Class C* 105,553 9,365,718
Meta Platforms, Inc., Class A* 9,192 1,106,165
10,471,883
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.* 85,193 7,156,212

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 67
Common Stocks
Shares Value ($)
IT Services 3.8%
CSG Systems International,
Inc. 20,941 1,197,825
EPAM Systems, Inc.* 853 279,562
GoDaddy , Inc., Class A* 30,883 2,310,666
VeriSign, Inc.* 12,881 2,646,273
WEX, Inc.* 3,502 573,103
Wix.com Ltd.*(a) 22,422 1,722,682
8,730,111
Machinery 2.7%
AGCO Corp. 23,030 3,194,031
Allison Transmission Holdings,
Inc. 68,932 2,867,571
6,061,602
Metals & Mining 0.1%
MP Materials Corp.*(a) 13,450 326,566
Multiline Retail 1.8%
Target Corp. 27,018 4,026,763
Oil, Gas & Consumable Fuels 1.6%
Cheniere Energy, Inc.(a) 24,632 3,693,815
Paper & Forest Products 0.9%
Louisiana-Pacific Corp.(a) 29,277 1,733,199
Sylvamo Corp. 4,487 218,023
1,951,222
Professional Services 1.0%
Insperity , Inc.(a) 19,607 2,227,355
Road & Rail 0.4%
Lyft, Inc., Class A*(a) 85,744 944,899
Semiconductors & Semiconductor Equipment 2.8%
Enphase Energy, Inc.* 3,382 896,095
Impinj , Inc.*(a) 2,440 266,399
Lam Research Corp. 5,210 2,189,763
ON Semiconductor Corp.*(a) 3,214 200,457
Rambus, Inc.* 16,278 583,078
Semtech Corp.*(a) 67,441 1,934,882
Teradyne, Inc. 4,081 356,476
6,427,150
Software 23.0%
Atlassian Corp., Class A*(a) 17,813 2,292,177
Box, Inc., Class A*(a) 72,224 2,248,333
CommVault Systems, Inc.* 32,587 2,047,767
Crowdstrike Holdings, Inc.,
Class A* 16,687 1,756,974
DocuSign, Inc.*(a) 31,120 1,724,670
Dropbox, Inc., Class A*(a) 39,311 879,780
Fortinet, Inc.* 68,840 3,365,588
Informatica , Inc., Class A*(a) 51,019 831,100
Microsoft Corp. 110,818 26,576,373
New Relic, Inc.* 6,849 386,626
Nutanix , Inc., Class A*(a) 52,627 1,370,933
Palo Alto Networks, Inc.*(a) 27,569 3,846,978
Pegasystems , Inc.(a) 25,777 882,605
Qualys , Inc.*(a) 8,928 1,001,989
Splunk , Inc.* 6,328 544,778
Tenable Holdings, Inc.*(a) 23,542 898,127
Varonis Systems, Inc.* 39,626 948,646
Common Stocks
Shares Value ($)
Software
Zscaler , Inc.* 7,573 847,419
52,450,863
Specialty Retail 5.4%
AutoZone, Inc.* 1,725 4,254,160
Murphy USA, Inc. 9,975 2,788,412
O'Reilly Automotive, Inc.* 5,025 4,241,251
Ulta Beauty, Inc.* 2,344 1,099,500
12,383,323
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc. 37,673 4,894,853
Dell Technologies, Inc., Class
C 71,219 2,864,428
HP, Inc. 11,720 314,916
NetApp, Inc. 3,284 197,237
Pure Storage, Inc., Class A* 28,480 762,125
9,033,559
Trading Companies & Distributors 0.7%
Boise Cascade Co. 23,777 1,632,767
Total Common Stocks
(cost $192,434,254) 221,390,089
Repurchase Agreements 0.2%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $75,036,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $76,500.(b)(c) 75,000 75,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $411,585,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$419,616.(b)(c) 411,388 411,388
Total Repurchase Agreements
(cost $486,388) 486,388
Total Investments
(cost $192,920,642) — 97.2% 221,876,477
Other assets in excess of liabilities — 2.8% 6,373,210
NET ASSETS — 100.0%
$ 228,249,687

68 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $25,471,659, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $486,388 and by
$25,588,563 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $26,074,951.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was $486,388.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of December 31, 2022 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ACADIA
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 62,790 40,186 40,186
AECOM OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 3,079 2,371 2,371
Air Transport
Services Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 4,985 798 798
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,353 871 871
Aon plc OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 5,468 3,445 3,445
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 129,781 504,848 504,848
Arch Resources, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,719 74,976 74,976
Armstrong World
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 16,623 2,327 2,327
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,007 26,938 26,938
Axonics , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,900 3,900 3,900
BellRing Brands,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 20,296 203 203

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 69
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Boise Cascade Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,697 2,223 2,223
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,717 1,271 1,271
Cavco Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 1,806 11,143 11,143
CommScope
Holding Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 73,673 41,257 41,257
Costco Wholesale
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 1,203 4,223 4,223
CSG Systems
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 9,075 11,480 11,480
Delek US Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 58,696 48,131 48,131
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 9,986 26,463 26,463
Domino's Pizza, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 5,770 17,829 17,829
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 73,847 30,277 30,277
Embecta Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,000 5,850 5,850
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,674 74,015 74,015
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 51,160 32,231 32,231
Expedia Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 20,117 78,657 78,657
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 405 3,070 3,070
Fair Isaac Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 758 4,495 4,495
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 7,305 5,260 5,260
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,220 3,317 3,317
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 30,930 748 748

70 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
HCA Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 4,032 17,419 17,419
Hilton Worldwide
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 5,782 14,397 14,397
Impinj , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,940 14,105 14,105
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,816 1,598 1,598
Informatica , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 10,421 7,503 7,503
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 4,204 2,733 2,733
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 42,774 38,497 38,497
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 15,908 75,086 75,086
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 32,693 61,463 61,463
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,238 40,284 40,284
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 24,821 59,570 59,570
Nutanix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 10,041 4,518 4,518
NuVasive , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 12,698 24,506 24,506
PBF Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 24,762 27,981 27,981
Pegasystems , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 28,720 41,931 41,931
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 12,600 1,134 1,134
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 17,503 42,006 42,006
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 46,872 22,499 22,499
Qualys , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 4,810 13,612 13,612

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 71
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 5,242 5,294 5,294
SeaWorld
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,103 42,351 42,351
Semtech Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 945 1,219 1,219
Skyline Champion
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,493 2,967 2,967
Sonos , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 64,105 59,617 59,617
Splunk , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 23,340 72,121 72,121
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 8,633 17,525 17,525
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 27,023 87,014 87,014
Terex Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 47,650 28,113 28,113
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,861 145,125 145,125
Trane Technologies
plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 11,225 15,490 15,490
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 6,074 11,358 11,358
Ulta Beauty, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 4,493 24,936 24,936
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 12,145 34,127 34,127
UnitedHealth Group,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 1,375 3,061 3,061
Varonis Systems,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 6,496 8,120 8,120
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 37,999 50,159 50,159
Visteon Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 644 1,829 1,829
World Wrestling
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 8,379 9,468 9,468

72 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 28,912 34,116 34,116
Zscaler , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,417 13,805 13,805
– –
Total unrealized appreciation 2,241,460 2,241,460
– –
Addus HomeCare
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 4,106 (4,229) (4,229)
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,639 (34,003) (34,003)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 24,898 (41,580) (41,580)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 379 (591) (591)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 72,989 (82,478) (82,478)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 4,990 (19,732) (19,732)
Asbury Automotive
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 5,399 (50,157) (50,157)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 10,214 (21,347) (21,347)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,517 (27,199) (27,199)
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 1,039 (2,213) (2,213)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 34,191 (37,610) (37,610)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,393 (31,248) (31,248)
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 4,447 (5,870) (5,870)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 17,089 (27,513) (27,513)
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 6,285 (3,331) (3,331)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,482 (21,654) (21,654)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 73
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 14,102 (40,614) (40,614)
Corning, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 35,329 (18,371) (18,371)
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 17,646 (21,705) (21,705)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 45,460 (40,005) (40,005)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 5,019 (31,770) (31,770)
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 2,945 (375) (375)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 6,155 (4,924) (4,924)
DoubleVerify
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 50,173 (26,090) (26,090)
Doximity , Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 12,492 (9,994) (9,994)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 12,321 (15,494) (15,494)
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,875 (2,961) (2,961)
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 2,481 (620) (620)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,535 (20,662) (20,662)
Focus Financial
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 14,279 (20,847) (20,847)
Fox Factory Holding
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 13,334 (30,935) (30,935)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,360 (43,155) (43,155)
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 7,620 (533) (533)
GATX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 12,633 (7,832) (7,832)
Hannon Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,966 (14,290) (14,290)
– –

74 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 20,531 (21,558) (21,558)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 7,389 (33,251) (33,251)
Intuit, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 2,995 (38,096) (38,096)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 1,397 (6,943) (6,943)
Landstar System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 8,409 (925) (925)
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 27,014 (51,056) (51,056)
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 10,779 (19,187) (19,187)
LGI Homes, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 7,598 (18,159) (18,159)
Maximus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,088 (38,971) (38,971)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 129,586 (44,059) (44,059)
Moderna , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 3,981 (12,421) (12,421)
Moody's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 4,095 (21,298) (21,298)
nCino , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 37,849 (83,646) (83,646)
Neogen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 44,611 (22,752) (22,752)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 12,351 (26,678) (26,678)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 65,562 (6,556) (6,556)
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 54,327 (5,976) (5,976)
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 15,193 (912) (912)
Patterson Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 36,140 (14,817) (14,817)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 75
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pioneer Natural
Resources Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,629 (54,658) (54,658)
PJT Partners, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,745 (1,290) (1,290)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,103 (2,048) (2,048)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 3,941 (23,055) (23,055)
Procore
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,803 (19,912) (19,912)
Progyny , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 16,854 (12,303) (12,303)
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 4,543 (5,315) (5,315)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 8,487 (47,612) (47,612)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 6,396 (21,043) (21,043)
Regeneron
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,697 (14,357) (14,357)
RenaissanceRe
Holdings Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 2,179 (5,927) (5,927)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 6,849 (37,601) (37,601)
Salesforce, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,835 (24,039) (24,039)
Select Medical
Holdings Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 22,683 (16,332) (16,332)
Shoals Technologies
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 19,375 (25,381) (25,381)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 59,157 (31,945) (31,945)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 97,380 (7,790) (7,790)
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,213 (16,774) (16,774)
TransMedics Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,349 (15,459) (15,459)

76 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Trupanion , Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 8,302 (8,800) (8,800)
Vaxcyte , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 10,299 (18,023) (18,023)
Verra Mobility Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 572 (355) (355)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 127,004 (77,472) (77,472)
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 931 (1,397) (1,397)
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 6,989 (7,199) (7,199)
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 25,691 (38,536) (38,536)
Ziff Davis, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 16,167 (29,586) (29,586)
Zoom Video
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 13,396 (31,882) (31,882)
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 40,482 (68,010) (68,010)
– –
Total unrealized depreciation (1,893,294) (1,893,294)
– –
Net unrealized appreciation 348,166 348,166
Financing Costs of Swap Contracts (63,068) (63,068)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 285,098 285,098
As of December 31, 2022, the Fund had $790,000 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Statement of Investments - 77
Common Stocks 96 .4%
Shares Value ($)
Aerospace & Defense 1 .8%
Huntington Ingalls Industries,
Inc. 15,934 3,675,655
Textron, Inc. 38,500 2,725,800
6,401,455
Air Freight & Logistics 0 .4%
FedEx Corp. 8,100 1,402,920
Airlines 1 .0%
Alaska Air Group, Inc.*(a) 40,500 1,739,070
Southwest Airlines Co.* 52,380 1,763,635
3,502,705
Auto Components 2 .0%
Aptiv plc* 24,148 2,248,903
BorgWarner, Inc. 101,187 4,072,777
Cie Generale des
Etablissements Michelin
SCA 21,429 595,874
6,917,554
Banks 4 .4%
First Citizens BancShares,
Inc., Class A(a) 2,389 1,811,722
First Hawaiian, Inc.(a) 62,457 1,626,380
First Republic Bank 14,100 1,718,649
Huntington Bancshares, Inc. 68,000 958,800
Prosperity Bancshares, Inc. 49,694 3,611,760
Truist Financial Corp. 41,537 1,787,337
US Bancorp 25,256 1,101,414
Westamerica Bancorp 7,850 463,229
Zions Bancorp NA 46,200 2,271,192
15,350,483
Beverages 0 .5%
Molson Coors Beverage Co.,
Class B 33,926 1,747,868
Building Products 1 .2%
Builders FirstSource, Inc.*(a) 11,700 759,096
Carrier Global Corp. 22,700 936,375
Cie de Saint-Gobain 22,402 1,099,799
Owens Corning 17,400 1,484,220
4,279,490
Capital Markets 3 .2%
Ameriprise Financial, Inc. 1,313 408,829
Bank of New York Mellon
Corp. (The) 110,259 5,018,990
Northern Trust Corp. 32,674 2,891,322
T. Rowe Price Group, Inc.(a) 27,242 2,971,012
11,290,153
Chemicals 2 .5%
Akzo Nobel NV 16,810 1,121,665
Axalta Coating Systems Ltd.* 38,596 983,040
Corteva, Inc. 8,500 499,630
Mosaic Co. (The)(a) 22,800 1,000,236
Olin Corp. 29,300 1,551,142
RPM International, Inc. 16,600 1,617,670
Westlake Corp.(a) 18,000 1,845,720
8,619,103
Common Stocks
Shares Value ($)
Commercial Services & Supplies 0 .3%
Republic Services, Inc. 9,447 1,218,569
Communications Equipment 1 .0%
F5, Inc.* 8,127 1,166,306
Juniper Networks, Inc. 26,871 858,797
Motorola Solutions, Inc. 6,000 1,546,260
3,571,363
Construction & Engineering 0 .3%
Vinci SA 11,227 1,121,297
Consumer Finance 0 .4%
Ally Financial, Inc. 63,793 1,559,739
Containers & Packaging 4 .0%
Amcor plc 82,948 987,911
AptarGroup, Inc.(a) 18,025 1,982,390
Avery Dennison Corp. 11,800 2,135,800
Crown Holdings, Inc. 23,900 1,964,819
Graphic Packaging Holding
Co. 70,220 1,562,395
Packaging Corp. of America 29,228 3,738,553
Sealed Air Corp. 19,200 957,696
Sonoco Products Co.(a) 9,426 572,252
13,901,816
Distributors 0 .6%
LKQ Corp. 37,455 2,000,472
Diversified Telecommunication Services 0 .5%
Liberty Global plc, Class A* 94,040 1,780,177
Electric Utilities 4 .1%
Alliant Energy Corp. 40,900 2,258,089
Duke Energy Corp. 11,164 1,149,780
Edison International 35,622 2,266,271
Evergy, Inc. 39,416 2,480,449
Eversource Energy 6,158 516,287
Exelon Corp. 20,700 894,861
OGE Energy Corp.(a) 43,680 1,727,544
Pinnacle West Capital Corp. 11,317 860,545
Xcel Energy, Inc. 33,300 2,334,663
14,488,489
Electrical Equipment 1 .7%
Atkore, Inc.* 4,080 462,754
Emerson Electric Co. 15,888 1,526,201
Hubbell, Inc. 7,800 1,830,504
Legrand SA 10,502 845,595
nVent Electric plc 31,520 1,212,574
5,877,628
Electronic Equipment, Instruments & Components 2 .5%
Amphenol Corp., Class A 29,000 2,208,060
Corning, Inc. 12,466 398,164
Flex Ltd.* 170,900 3,667,514
TE Connectivity Ltd. 9,731 1,117,119
Vontier Corp. 64,024 1,237,584
8,628,441
Energy Equipment & Services 0 .3%
Baker Hughes Co. 34,892 1,030,361
Entertainment 1 .0%
Electronic Arts, Inc. 4,476 546,878

78 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 21,600 1,506,384
Warner Bros Discovery,
Inc.*(a) 140,340 1,330,423
3,383,685
Equity Real Estate Investment Trusts (REITs) 6 .8%
Alexandria Real Estate
Equities, Inc.(a) 19,475 2,836,923
American Homes 4 Rent,
Class A(a) 41,900 1,262,866
Camden Property Trust 14,900 1,667,012
Equinix, Inc. 1,931 1,264,863
Equity LifeStyle Properties,
Inc. 30,600 1,976,760
Essex Property Trust, Inc. 5,290 1,121,057
Gaming and Leisure
Properties, Inc. 24,340 1,267,871
Healthpeak Properties, Inc. 61,474 1,541,153
JBG SMITH Properties(a) 77,608 1,473,000
Lamar Advertising Co., Class A 25,100 2,369,440
National Retail Properties, Inc. 50,500 2,310,880
Public Storage 3,200 896,608
Realty Income Corp. 23,234 1,473,733
Regency Centers Corp.(a) 21,129 1,320,562
VICI Properties, Inc. 9,353 303,037
Weyerhaeuser Co. 9,111 282,441
WP Carey, Inc.(a) 7,550 590,032
23,958,238
Food & Staples Retailing 1 .4%
Koninklijke Ahold Delhaize NV 68,741 1,975,197
Sysco Corp. 39,600 3,027,420
5,002,617
Food Products 2 .5%
Archer-Daniels-Midland Co. 5,300 492,105
Conagra Brands, Inc. 50,095 1,938,676
J M Smucker Co. (The) 7,038 1,115,241
Kraft Heinz Co. (The)(a) 22,680 923,303
Post Holdings, Inc.* 24,760 2,234,838
Tyson Foods, Inc., Class A 32,500 2,023,125
8,727,288
Gas Utilities 1 .0%
Atmos Energy Corp.(a) 2,426 271,882
Spire, Inc.(a) 30,318 2,087,697
UGI Corp. 33,895 1,256,488
3,616,067
Health Care Equipment & Supplies 3 .9%
Baxter International, Inc. 10,093 514,440
Becton Dickinson and Co. 1,791 455,451
Cooper Cos., Inc. (The)(a) 7,175 2,372,557
Dentsply Sirona, Inc. 22,610 719,903
Embecta Corp.(a) 29,222 739,024
Envista Holdings Corp.*(a) 14,698 494,882
Hologic, Inc.* 36,878 2,758,843
Koninklijke Philips NV,
NYRS-NL 93,520 1,401,865
Zimmer Biomet Holdings, Inc. 32,290 4,116,975
13,573,940
Common Stocks
Shares Value ($)
Health Care Providers & Services 5 .0%
AmerisourceBergen Corp. 19,321 3,201,683
Cardinal Health, Inc. 6,462 496,734
Centene Corp.* 17,380 1,425,334
HCA Healthcare, Inc. 1,209 290,111
Henry Schein, Inc.*(a) 21,418 1,710,656
Laboratory Corp. of America
Holdings 13,181 3,103,862
Molina Healthcare, Inc.* 4,475 1,477,734
Quest Diagnostics, Inc.(a) 26,711 4,178,669
Universal Health Services,
Inc., Class B 11,380 1,603,328
17,488,111
Hotels, Restaurants & Leisure 1 .8%
Darden Restaurants, Inc. 6,500 899,145
Hilton Worldwide Holdings,
Inc. 13,600 1,718,496
Sodexo SA 10,240 979,588
Yum! Brands, Inc. 20,400 2,612,832
6,210,061
Household Durables 0 .3%
Newell Brands, Inc.(a) 90,400 1,182,432
Household Products 0 .8%
Henkel AG & Co. KGaA
(Preference) 15,403 1,072,264
Kimberly-Clark Corp. 11,478 1,558,138
2,630,402
Independent Power and Renewable Electricity Producers
0 .5%
Vistra Corp. 74,460 1,727,472
Insurance 8 .4%
Aflac, Inc. 9,886 711,199
Allstate Corp. (The) 44,137 5,984,977
American Financial Group, Inc. 15,500 2,127,840
Arch Capital Group Ltd.* 27,840 1,747,795
Chubb Ltd. 1,308 288,545
Everest Re Group Ltd. 7,400 2,451,398
Fidelity National Financial, Inc. 42,738 1,607,804
Hanover Insurance Group, Inc.
(The) 6,202 838,076
Loews Corp. 14,857 866,609
Markel Corp.* 1,280 1,686,387
Old Republic International
Corp. 133,460 3,223,059
Progressive Corp. (The) 22,400 2,905,504
Reinsurance Group of
America, Inc. 8,464 1,202,650
W R Berkley Corp. 20,700 1,502,199
Willis Towers Watson plc 8,704 2,128,824
29,272,866
Interactive Media & Services 0 .5%
IAC, Inc.* 35,640 1,582,416
IT Services 3 .7%
Amdocs Ltd. 12,785 1,162,157
DXC Technology Co.* 52,800 1,399,200
FleetCor Technologies, Inc.* 11,240 2,064,563
Genpact Ltd.(a) 52,700 2,441,064
Global Payments, Inc. 35,300 3,505,996

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Statement of Investments - 79
Common Stocks
Shares Value ($)
IT Services
Maximus, Inc. 33,000 2,419,890
12,992,870
Life Sciences Tools & Services 0 .5%
Bio-Rad Laboratories, Inc.,
Class A* 4,500 1,892,205
Machinery 5 .2%
AGCO Corp. 19,200 2,662,848
CNH Industrial NV 48,500 778,910
Cummins, Inc. 2,457 595,307
IMI plc 50,961 793,242
Lincoln Electric Holdings, Inc.
(a) 10,000 1,444,900
Middleby Corp. (The)*(a) 15,900 2,129,010
Oshkosh Corp.(a) 41,142 3,628,313
Parker-Hannifin Corp. 6,300 1,833,300
Toro Co. (The) 22,700 2,569,640
Xylem, Inc. 17,500 1,934,975
18,370,445
Media 3 .3%
Altice USA, Inc., Class A* 134,820 620,172
DISH Network Corp., Class
A*(a) 111,060 1,559,282
Fox Corp., Class A 44,040 1,337,495
Fox Corp., Class B 41,620 1,184,089
Liberty Broadband Corp.,
Class C*(a) 35,663 2,720,017
Liberty Media Corp.-Liberty
SiriusXM, Class C* 51,900 2,030,847
News Corp., Class A 70,000 1,274,000
Omnicom Group, Inc. 10,867 886,421
11,612,323
Metals & Mining 1 .9%
Cleveland-Cliffs, Inc.*(a) 46,574 750,307
Franco-Nevada Corp. 14,100 1,924,368
Reliance Steel & Aluminum
Co. 7,100 1,437,324
Steel Dynamics, Inc.(a) 10,600 1,035,620
United States Steel Corp.(a) 54,440 1,363,722
6,511,341
Mortgage Real Estate Investment Trusts (REITs) 0 .4%
Annaly Capital Management,
Inc.(a) 61,829 1,303,355
Multiline Retail 1 .0%
Dollar Tree, Inc.*(a) 24,713 3,495,407
Multi-Utilities 1 .5%
CenterPoint Energy, Inc. 49,980 1,498,900
NiSource, Inc. 72,320 1,983,015
NorthWestern Corp. 28,398 1,685,137
5,167,052
Oil, Gas & Consumable Fuels 3 .9%
Chesapeake Energy Corp.(a) 13,820 1,304,193
Coterra Energy, Inc.(a) 78,200 1,921,374
Devon Energy Corp. 34,392 2,115,452
Diamondback Energy, Inc. 11,932 1,632,059
EQT Corp. 37,643 1,273,463
HF Sinclair Corp. 20,640 1,071,010
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc. 98,100 1,773,648
Phillips 66 3,840 399,667
Williams Cos., Inc. (The) 62,260 2,048,354
13,539,220
Paper & Forest Products 0 .3%
Louisiana-Pacific Corp.(a) 17,800 1,053,760
Mondi plc 7,272 123,504
1,177,264
Pharmaceuticals 0 .8%
Organon & Co. 18,440 515,029
Perrigo Co. plc 66,520 2,267,667
2,782,696
Professional Services 1 .1%
Leidos Holdings, Inc. 23,700 2,493,003
ManpowerGroup, Inc. 18,200 1,514,422
4,007,425
Road & Rail 1 .0%
Heartland Express, Inc. 46,337 710,810
JB Hunt Transport Services,
Inc. 7,950 1,386,162
Landstar System, Inc.(a) 9,700 1,580,130
3,677,102
Semiconductors & Semiconductor Equipment 1 .4%
Applied Materials, Inc. 4,863 473,559
MKS Instruments, Inc. 22,200 1,881,006
Skyworks Solutions, Inc. 20,300 1,849,939
Teradyne, Inc. 5,994 523,576
4,728,080
Specialty Retail 1 .7%
Advance Auto Parts, Inc. 14,990 2,203,980
Ross Stores, Inc. 32,440 3,765,311
5,969,291
Technology Hardware, Storage & Peripherals 1 .3%
Hewlett Packard Enterprise
Co. 94,300 1,505,028
HP, Inc. 32,159 864,112
Western Digital Corp.* 65,080 2,053,274
4,422,414
Thrifts & Mortgage Finance 0 .1%
Capitol Federal Financial, Inc.
(a) 47,089 407,320
Trading Companies & Distributors 0 .7%
Beacon Roofing Supply,
Inc.*(a) 10,811 570,713
MSC Industrial Direct Co., Inc.,
Class A 17,705 1,446,498
United Rentals, Inc.*(a) 1,400 497,588
2,514,799
Total Common Stocks
(cost $320,745,855) 337,616,287

80 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
Exchange Traded Fund 0 .4%
Shares Value ($)
Equity Fund 0.4%
iShares Russell Mid-Cap Value
ETF(a) 11,801 1,243,117
Total Exchange Traded Fund
(cost $1,163,421) 1,243,117
Master Limited Partnership 0 .4%
Oil, Gas & Consumable Fuels 0 .4%
Enterprise Products Partners
LP 54,084 1,304,506
Total Master Limited Partnership
(cost  $1,320,578)
1,304,506
Repurchase Agreements 1 .9%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,754,587,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$1,788,823.(b)(c) 1,753,748 1,753,748
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,001,925,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$4,080,000.(b)(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $6,753,748) 6,753,748
Total Investments
(cost $329,983,602) — 99.1% 346,917,658
Other assets in excess of liabilities — 0.9% 3,254,868
NET ASSETS — 100.0%
$ 350,172,526
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $38,789,664, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $6,753,748 and by
$33,210,192 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $39,963,940.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$6,753,748.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
NL Netherlands
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Statement of Investments - 81
Forward foreign currency contracts outstanding as of December 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
GBP 69,904 USD 84,461 Bank of America NA 3/31/2023 230
NOK 599,350 USD 61,038 UBS AG 3/31/2023 373
USD 916,100 GBP 751,441 Bank of America NA 3/31/2023 5,706
Total unrealized appreciation 6,309
GBP 22,100 USD 26,928 Bank of America NA 3/31/2023 (153)
USD 7,579,755 EUR 7,079,558 JPMorgan Chase Bank 3/31/2023 (43,837)
USD 60,749 NOK 599,350 UBS AG 3/31/2023 (662)
Total unrealized depreciation (44,652)
Net unrealized depreciation (38,343)
Currency:
EUR Euro
GBP British pound
NOK Norwegian krone
USD United States dollar
The accompanying notes are an integral part of these financial statements.

82 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 97 .2%
Shares Value ($)
Aerospace & Defense 1 .5%
Curtiss-Wright Corp.(a) 10,451 1,745,212
Auto Components 1 .6%
Fox Factory Holding Corp.*(a) 5,621 512,804
Patrick Industries, Inc.(a) 4,143 251,066
Visteon Corp.* 8,400 1,098,972
1,862,842
Automobiles 0 .3%
Thor Industries, Inc.(a) 3,995 301,583
Banks 1 .7%
Pinnacle Financial Partners,
Inc. 7,218 529,801
Synovus Financial Corp. 9,806 368,215
Triumph Financial, Inc.*(a) 5,130 250,703
Western Alliance Bancorp 4,628 275,644
Wintrust Financial Corp. 6,297 532,223
1,956,586
Beverages 1 .9%
Boston Beer Co., Inc. (The),
Class A*(a) 572 188,485
Celsius Holdings, Inc.*(a) 10,989 1,143,296
MGP Ingredients, Inc.(a) 7,627 811,360
2,143,141
Biotechnology 5 .7%
Apellis Pharmaceuticals,
Inc.*(a) 3,834 198,256
Blueprint Medicines Corp.*(a) 5,715 250,374
Celldex Therapeutics, Inc.*(a) 5,954 265,370
Crinetics Pharmaceuticals,
Inc.*(a) 8,902 162,907
Cytokinetics, Inc.*(a) 12,643 579,302
Denali Therapeutics, Inc.* 8,065 224,288
Halozyme Therapeutics,
Inc.*(a) 30,290 1,723,501
ImmunoGen, Inc.* 34,999 173,595
Inhibrx, Inc.*(a) 6,970 171,741
IVERIC bio, Inc.* 14,416 308,647
Karuna Therapeutics, Inc.* 3,145 617,993
Kymera Therapeutics, Inc.*(a) 5,050 126,048
Morphic Holding, Inc.*(a) 7,539 201,668
PTC Therapeutics, Inc.*(a) 5,734 218,867
Replimune Group, Inc.* 3,892 105,862
REVOLUTION Medicines,
Inc.*(a) 9,128 217,429
Sage Therapeutics, Inc.* 4,232 161,408
Syndax Pharmaceuticals, Inc.* 8,384 213,373
Vaxcyte, Inc.* 7,137 342,219
Veracyte, Inc.*(a) 6,718 159,418
Zentalis Pharmaceuticals,
Inc.*(a) 6,537 131,655
6,553,921
Building Products 1 .1%
Advanced Drainage Systems,
Inc. 6,925 567,642
Armstrong World Industries,
Inc.(a) 2,977 204,192
Common Stocks
Shares Value ($)
Building Products
Zurn Elkay Water Solutions
Corp. 25,150 531,923
1,303,757
Capital Markets 1 .4%
Hamilton Lane, Inc., Class A 18,019 1,151,054
Stifel Financial Corp. 7,263 423,941
1,574,995
Chemicals 2 .5%
Axalta Coating Systems Ltd.* 19,149 487,725
Cabot Corp. 6,459 431,720
Ingevity Corp.* 3,150 221,886
Livent Corp.*(a) 51,092 1,015,198
Olin Corp.(a) 13,982 740,207
2,896,736
Commercial Services & Supplies 3 .7%
Casella Waste Systems, Inc.,
Class A* 29,485 2,338,455
Clean Harbors, Inc.* 11,615 1,325,504
Driven Brands Holdings,
Inc.*(a) 12,571 343,314
Tetra Tech, Inc. 1,310 190,199
4,197,472
Communications Equipment 0 .1%
Lumentum Holdings, Inc.*(a) 2,662 138,877
Construction & Engineering 4 .4%
Ameresco, Inc., Class A*(a) 5,151 294,328
Comfort Systems USA, Inc.(a) 6,057 697,040
Fluor Corp.*(a) 8,200 284,212
Valmont Industries, Inc. 4,008 1,325,325
WillScot Mobile Mini Holdings
Corp.* 53,746 2,427,707
5,028,612
Containers & Packaging 0 .6%
Graphic Packaging Holding
Co. 29,130 648,142
Diversified Consumer Services 0 .4%
Duolingo, Inc.*(a) 5,716 406,579
Electrical Equipment 0 .8%
Shoals Technologies Group,
Inc., Class A*(a) 30,080 742,074
Stem, Inc.*(a) 24,763 221,381
963,455
Electronic Equipment, Instruments & Components 2 .3%
Fabrinet* 5,005 641,741
Insight Enterprises, Inc.*(a) 4,478 449,009
Novanta, Inc.* 11,453 1,556,119
2,646,869
Energy Equipment & Services 0 .4%
Helmerich & Payne, Inc. 9,472 469,527
Entertainment 0 .6%
World Wrestling Entertainment,
Inc., Class A(a) 10,014 686,159
Equity Real Estate Investment Trusts (REITs) 1 .2%
Agree Realty Corp. 3,766 267,122
Outfront Media, Inc.(a) 21,017 348,462

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2022 - Statement of Investments - 83
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Phillips Edison & Co., Inc.(a) 13,167 419,237
Ryman Hospitality Properties,
Inc. 4,388 358,851
1,393,672
Food & Staples Retailing 1 .6%
BJ's Wholesale Club Holdings,
Inc.* 4,944 327,095
Performance Food Group Co.* 26,134 1,525,964
1,853,059
Food Products 1 .2%
Freshpet, Inc.*(a) 4,916 259,417
Lancaster Colony Corp.(a) 2,184 430,903
Simply Good Foods Co. (The)* 8,788 334,208
Sovos Brands, Inc.*(a) 23,455 337,048
1,361,576
Health Care Equipment & Supplies 8 .9%
AtriCure, Inc.*(a) 21,938 973,608
Axonics, Inc.* 20,275 1,267,796
Glaukos Corp.* 6,390 279,115
Globus Medical, Inc., Class
A*(a) 22,339 1,659,118
Haemonetics Corp.*(a) 7,408 582,639
Inari Medical, Inc.*(a) 11,964 760,432
Inspire Medical Systems, Inc.* 7,075 1,782,051
Integra LifeSciences Holdings
Corp.* 8,517 477,548
iRhythm Technologies, Inc.*(a) 3,434 321,663
Lantheus Holdings, Inc.*(a) 2,503 127,553
Omnicell, Inc.*(a) 4,253 214,436
Shockwave Medical, Inc.* 6,877 1,413,980
Silk Road Medical, Inc.* 6,507 343,895
10,203,834
Health Care Providers & Services 4 .6%
Acadia Healthcare Co., Inc.* 11,230 924,454
Amedisys, Inc.*(a) 1,657 138,426
AMN Healthcare Services,
Inc.* 6,753 694,343
Encompass Health Corp. 6,266 374,769
HealthEquity, Inc.* 16,609 1,023,779
ModivCare, Inc.* 1,607 144,196
Option Care Health, Inc.* 21,659 651,719
Owens & Minor, Inc.*(a) 13,630 266,194
Privia Health Group, Inc.*(a) 14,927 338,992
Surgery Partners, Inc.*(a) 24,966 695,553
5,252,425
Health Care Technology 0 .7%
Doximity, Inc., Class A*(a) 7,715 258,916
Evolent Health, Inc., Class
A*(a) 18,592 522,063
780,979
Hotels, Restaurants & Leisure 4 .0%
Churchill Downs, Inc. 1,790 378,460
DraftKings, Inc., Class A*(a) 14,816 168,754
Penn Entertainment, Inc.*(a) 7,593 225,512
Planet Fitness, Inc., Class
A*(a) 10,018 789,418
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Red Rock Resorts, Inc., Class
A 24,147 966,122
Texas Roadhouse, Inc. 7,836 712,684
Wingstop, Inc.(a) 9,417 1,295,968
4,536,918
Insurance 1 .5%
Hanover Insurance Group, Inc.
(The) 3,119 421,471
James River Group Holdings
Ltd.(a) 8,062 168,576
Kinsale Capital Group, Inc. 4,179 1,092,892
1,682,939
Interactive Media & Services 0 .6%
Bumble, Inc., Class A*(a) 11,360 239,128
Ziff Davis, Inc.* 5,506 435,525
674,653
IT Services 4 .5%
Concentrix Corp. 2,492 331,835
DigitalOcean Holdings, Inc.*(a) 3,308 84,255
ExlService Holdings, Inc.* 9,919 1,680,576
Globant SA* 3,402 572,080
Perficient, Inc.*(a) 6,443 449,915
Repay Holdings Corp.* 11,891 95,722
Shift4 Payments, Inc., Class
A*(a) 7,097 396,935
Verra Mobility Corp.*(a) 39,170 541,721
WEX, Inc.* 1,829 299,316
WNS Holdings Ltd., ADR-IN* 9,283 742,547
5,194,902
Leisure Products 0 .4%
YETI Holdings, Inc.* 11,544 476,883
Life Sciences Tools & Services 2 .1%
Medpace Holdings, Inc.* 6,141 1,304,410
Repligen Corp.* 6,629 1,122,356
2,426,766
Machinery 3 .4%
Chart Industries, Inc.*(a) 8,848 1,019,555
Evoqua Water Technologies
Corp.* 27,170 1,075,932
ITT, Inc. 4,821 390,983
John Bean Technologies Corp.
(a) 4,752 434,000
RBC Bearings, Inc.*(a) 2,366 495,322
SPX Technologies, Inc.*(a) 7,459 489,684
3,905,476
Oil, Gas & Consumable Fuels 5 .7%
Chord Energy Corp. 3,786 517,963
Magnolia Oil & Gas Corp.,
Class A(a) 24,270 569,132
Matador Resources Co. 28,755 1,645,936
New Fortress Energy, Inc. 10,829 459,366
Ovintiv, Inc. 6,847 347,211
PBF Energy, Inc., Class A(a) 10,966 447,193
PDC Energy, Inc.(a) 20,326 1,290,294
SM Energy Co.(a) 34,902 1,215,637
6,492,732

84 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp.(a) 3,080 182,336
Personal Products 0 .9%
Beauty Health Co. (The)*(a) 20,368 185,349
elf Beauty, Inc.* 15,406 851,952
1,037,301
Pharmaceuticals 1 .9%
Aclaris Therapeutics, Inc.*(a) 12,922 203,522
Harmony Biosciences
Holdings, Inc.* 12,792 704,839
Intra-Cellular Therapies,
Inc.*(a) 16,534 874,979
Pacira BioSciences, Inc.* 5,200 200,772
Revance Therapeutics, Inc.*(a) 10,383 191,670
2,175,782
Professional Services 2 .7%
ASGN, Inc.* 5,991 488,147
CACI International, Inc., Class
A* 1,998 600,579
Exponent, Inc. 3,010 298,261
Insperity, Inc.(a) 5,083 577,429
KBR, Inc.(a) 20,288 1,071,206
3,035,622
Road & Rail 0 .4%
Saia, Inc.*(a) 2,415 506,377
Semiconductors & Semiconductor Equipment 5 .0%
Axcelis Technologies, Inc.* 5,861 465,129
Cirrus Logic, Inc.* 2,943 219,194
Impinj, Inc.*(a) 14,105 1,539,984
Lattice Semiconductor
Corp.*(a) 26,019 1,688,113
MACOM Technology Solutions
Holdings, Inc.* 10,862 684,089
MKS Instruments, Inc. 2,936 248,767
Power Integrations, Inc. 6,087 436,560
Silicon Laboratories, Inc.*(a) 2,992 405,924
5,687,760
Software 8 .1%
Alarm.com Holdings, Inc.*(a) 6,643 328,696
Blackbaud, Inc.*(a) 5,421 319,080
Box, Inc., Class A*(a) 18,008 560,589
Ceridian HCM Holding, Inc.* 4,383 281,169
Confluent, Inc., Class A* 10,140 225,514
Consensus Cloud Solutions,
Inc.* 2,970 159,667
CyberArk Software Ltd.* 7,526 975,746
EngageSmart, Inc.*(a) 14,933 262,821
Five9, Inc.* 3,403 230,928
Gitlab, Inc., Class A*(a) 6,617 300,676
HashiCorp, Inc., Class A*(a) 6,430 175,796
Manhattan Associates, Inc.* 16,542 2,008,199
Olo, Inc., Class A*(a) 6,501 40,631
Paylocity Holding Corp.* 7,778 1,510,954
PowerSchool Holdings, Inc.,
Class A*(a) 3,300 76,164
Rapid7, Inc.*(a) 4,282 145,502
Samsara, Inc., Class A*(a) 18,956 235,623
Sprout Social, Inc., Class A*(a) 20,691 1,168,214
Common Stocks
Shares Value ($)
Software
Workiva, Inc.*(a) 3,714 311,865
9,317,834
Specialty Retail 1 .4%
Academy Sports & Outdoors,
Inc. 9,880 519,095
Boot Barn Holdings, Inc.*(a) 10,171 635,891
Burlington Stores, Inc.*(a) 2,084 422,552
1,577,538
Textiles, Apparel & Luxury Goods 2 .8%
Crocs, Inc.* 7,410 803,466
Deckers Outdoor Corp.*(a) 3,073 1,226,619
On Holding AG, Class A* 9,738 167,104
Oxford Industries, Inc. 10,704 997,399
3,194,588
Thrifts & Mortgage Finance 0 .4%
MGIC Investment Corp. 30,547 397,111
Trading Companies & Distributors 2 .0%
Applied Industrial
Technologies, Inc. 6,602 832,050
Boise Cascade Co. 3,047 209,237
H&E Equipment Services, Inc. 8,385 380,679
Herc Holdings, Inc.(a) 4,926 648,114
Rush Enterprises, Inc., Class A 4,192 219,158
2,289,238
Total Common Stocks
(cost $95,108,960) 111,162,766
Exchange Traded Fund 0 .8%
Equity Fund 0.8%
iShares Russell 2000 Growth
ETF(a) 4,251 911,925
Total Exchange Traded Fund
(cost $875,070) 911,925
Repurchase Agreements 1 .6%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $145,409,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $148,246.(b)(c) 145,340 145,340

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2022 - Statement of Investments - 85
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $750,359,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
11/20/2049 - 7/20/2051;
total market value
$765,000.(b)(c) 750,000 750,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $943,164,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$961,567.(b)(c) 942,713 942,713
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023,
repurchase price
$25,013, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.63% - 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$25,500.(b)(c) 25,000 25,000
Total Repurchase Agreements
(cost $1,863,053) 1,863,053
Total Investments
(cost $97,847,083) — 99.6% 113,937,744
Other assets in excess of liabilities — 0.4% 476,389
NET ASSETS — 100.0%
$ 114,414,133
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $33,526,361, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,863,053 and by
$32,541,552 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $34,404,605.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$1,863,053.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
IN India
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

86 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 98 .2%
Shares Value ($)
Aerospace & Defense 0 .5%
AerSale Corp.*(a) 7,222 117,141
Astra Space, Inc.*(a) 121,400 52,663
Astronics Corp.* 12,244 126,113
Parsons Corp.*(a) 17,244 797,535
1,093,452
Air Freight & Logistics 0 .1%
Radiant Logistics, Inc.* 18,988 96,649
Airlines 0 .0%
†
Wheels Up Experience,
Inc.*(a) 11,600 11,948
Auto Components 2 .8%
Adient plc* 8,580 297,640
American Axle &
Manufacturing Holdings,
Inc.* 114,416 894,733
Dorman Products, Inc.*(a) 33,600 2,717,232
Goodyear Tire & Rubber Co.
(The)*(a) 127,103 1,290,095
Modine Manufacturing Co.* 20,667 410,447
5,610,147
Banks 10 .3%
1st Source Corp. 1,590 84,413
Amalgamated Financial Corp. 8,513 196,140
American National
Bankshares, Inc. 1,100 40,623
Associated Banc-Corp. 76,794 1,773,173
Atlantic Union Bankshares
Corp.(a) 4,410 154,967
Banc of California, Inc. 27,143 432,388
Bank of Marin Bancorp 3,540 116,395
BankUnited, Inc. 20,860 708,614
Bankwell Financial Group, Inc. 1,958 57,624
Banner Corp.(a) 7,314 462,245
BCB Bancorp, Inc. 3,196 57,496
Berkshire Hills Bancorp, Inc. 18,504 553,270
Business First Bancshares,
Inc. 1,373 30,398
Byline Bancorp, Inc. 4,565 104,858
Camden National Corp. 2,300 95,887
Capital Bancorp, Inc. 3,073 72,338
Capital City Bank Group, Inc. 3,672 119,340
Capstar Financial Holdings,
Inc.(a) 7,212 127,364
Carter Bankshares, Inc.* 4,632 76,845
Central Pacific Financial Corp. 26,516 537,744
Central Valley Community
Bancorp 4,004 84,805
Chemung Financial Corp. 843 38,668
CNB Financial Corp. 2,663 63,353
Comerica, Inc. 2,627 175,615
Community Trust Bancorp, Inc. 6,849 314,575
Customers Bancorp, Inc.* 14,536 411,950
Eagle Bancorp, Inc. 18,847 830,587
FB Financial Corp. 9,159 331,006
Financial Institutions, Inc. 6,112 148,888
First Bancorp 57,007 725,129
First Bancshares, Inc. (The) 100 3,201
Common Stocks
Shares Value ($)
Banks
First Business Financial
Services, Inc. 801 29,277
First Commonwealth Financial
Corp.(a) 7,430 103,797
First Financial Corp. 7,221 332,744
First Internet Bancorp 2,632 63,905
First of Long Island Corp.
(The) 3,925 70,650
First Savings Financial Group,
Inc. 865 17,300
Great Southern Bancorp, Inc. 3,899 231,952
Guaranty Bancshares, Inc. 3,052 105,721
Hanmi Financial Corp. 18,795 465,176
HarborOne Bancorp, Inc.(a) 23,385 325,051
HBT Financial, Inc. 4,664 91,274
Heartland Financial USA, Inc. 3,358 156,550
Heritage Commerce Corp. 3,525 45,825
Heritage Financial Corp. 9,886 302,907
HomeStreet, Inc. 14,602 402,723
HomeTrust Bancshares, Inc. 5,589 135,086
Horizon Bancorp, Inc. 9,210 138,887
Independent Bank Corp. 8,307 198,703
Investar Holding Corp. 1,360 29,281
Lakeland Bancorp, Inc. 3,058 53,851
Macatawa Bank Corp. 3,688 40,679
Mercantile Bank Corp. 2,120 70,978
Midland States Bancorp, Inc. 7,844 208,807
MidWestOne Financial Group,
Inc.(a) 3,184 101,092
National Bank Holdings Corp.,
Class A 2,200 92,554
NBT Bancorp, Inc. 4,581 198,907
Nicolet Bankshares, Inc.*(a) 3,688 294,266
Northrim Bancorp, Inc. 2,505 136,698
OceanFirst Financial Corp. 6,546 139,103
OFG Bancorp 31,207 860,065
Old Second Bancorp, Inc. 6,702 107,500
Pathward Financial, Inc. 17,093 735,854
Peapack-Gladstone Financial
Corp. 5,163 192,167
Preferred Bank(a) 1,635 122,004
Primis Financial Corp. 5,970 70,744
QCR Holdings, Inc. 6,533 324,298
RBB Bancorp 3,770 78,605
S&T Bancorp, Inc. 2,174 74,307
Sierra Bancorp 2,845 60,428
SmartFinancial, Inc. 3,843 105,683
South Plains Financial, Inc. 2,612 71,908
Southern First Bancshares,
Inc.* 514 23,516
Stellar Bancorp, Inc.(a) 2,567 75,624
Texas Capital Bancshares,
Inc.* 23,797 1,435,197
Third Coast Bancshares,
Inc.*(a) 1,560 28,751
Towne Bank(a) 4,560 140,630
UMB Financial Corp. 8,064 673,505
Washington Federal, Inc. 24,026 806,072

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Statement of Investments - 87
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 23,142 1,137,661
20,638,162
Biotechnology 5 .3%
2seventy bio, Inc.* 16,054 150,426
Agios Pharmaceuticals,
Inc.*(a) 34,834 978,139
Akebia Therapeutics, Inc.*(a) 172,300 99,417
ARS Pharmaceuticals, Inc.*(a) 26,096 222,599
Atara Biotherapeutics, Inc.*(a) 19,000 62,320
BioCryst Pharmaceuticals,
Inc.*(a) 39,286 451,003
Bluebird Bio, Inc.*(a) 19,719 136,456
Bridgebio Pharma, Inc.*(a) 30,812 234,787
C4 Therapeutics, Inc.*(a) 37,989 224,135
Chimerix, Inc.* 46,100 85,746
Deciphera Pharmaceuticals,
Inc.* 33,784 553,720
Dyne Therapeutics, Inc.* 15,520 179,877
Emergent BioSolutions, Inc.* 67,430 796,348
Enanta Pharmaceuticals, Inc.* 15,677 729,294
Exelixis, Inc.* 58,863 944,163
FibroGen, Inc.* 13,650 218,673
Generation Bio Co.* 7,100 27,903
Icosavax, Inc.*(a) 4,147 32,927
Invivyd, Inc.* 5,700 8,550
Ionis Pharmaceuticals, Inc.*(a) 2,838 107,191
Iovance Biotherapeutics, Inc.* 17,150 109,589
iTeos Therapeutics, Inc.* 17,099 333,943
Jounce Therapeutics, Inc.* 7,251 8,049
Kezar Life Sciences, Inc.*(a) 11,136 78,397
Kiniksa Pharmaceuticals Ltd.,
Class A* 21,511 322,235
Kodiak Sciences, Inc.* 8,200 58,712
MacroGenics, Inc.* 8,500 57,035
Mersana Therapeutics, Inc.* 22,044 129,178
MiMedx Group, Inc.*(a) 14,400 40,032
Nurix Therapeutics, Inc.* 14,800 162,504
Praxis Precision Medicines,
Inc.* 35,353 84,140
Protagonist Therapeutics, Inc.* 5,350 58,369
PTC Therapeutics, Inc.* 26,538 1,012,955
REGENXBIO, Inc.* 1,903 43,160
Sutro Biopharma, Inc.* 50,017 404,137
Tango Therapeutics, Inc.*(a) 17,202 124,715
Tenaya Therapeutics, Inc.*(a) 3,700 7,437
Travere Therapeutics, Inc.*(a) 19,633 412,882
Ultragenyx Pharmaceutical,
Inc.* 15,530 719,505
Vanda Pharmaceuticals, Inc.* 46,955 346,997
10,757,645
Building Products 3 .5%
American Woodmark Corp.* 52,900 2,584,694
AZEK Co., Inc. (The)*(a) 68,000 1,381,760
CSW Industrials, Inc. 9,600 1,112,928
Hayward Holdings, Inc.*(a) 78,400 736,960
JELD-WEN Holding, Inc.* 15,516 149,729
Quanex Building Products
Corp. 15,320 362,778
Common Stocks
Shares Value ($)
Building Products
Resideo Technologies, Inc.* 39,533 650,318
6,979,167
Capital Markets 3 .9%
Evercore, Inc., Class A 7,140 778,831
Focus Financial Partners, Inc.,
Class A* 101,500 3,782,905
StoneX Group, Inc.* 5,975 569,418
Virtus Investment Partners,
Inc. 14,219 2,722,085
7,853,239
Chemicals 2 .8%
AdvanSix, Inc. 18,522 704,206
American Vanguard Corp. 3,651 79,263
Ecovyst, Inc.* 57,802 512,126
Element Solutions, Inc. 209,588 3,812,406
Koppers Holdings, Inc. 3,902 110,036
Trinseo plc(a) 18,601 422,429
Valhi, Inc. 1,951 42,922
5,683,388
Commercial Services & Supplies 3 .0%
BrightView Holdings, Inc.* 11,700 80,613
CoreCivic, Inc.* 123,461 1,427,209
Kimball International, Inc.,
Class B 22,971 149,312
Matthews International Corp.,
Class A 4,027 122,582
SP Plus Corp.* 40,600 1,409,632
Steelcase, Inc., Class A(a) 34,858 246,446
UniFirst Corp.(a) 13,350 2,576,416
6,012,210
Communications Equipment 0 .4%
Aviat Networks, Inc.*(a) 5,240 163,435
Comtech Telecommunications
Corp.(a) 6,341 76,980
Inseego Corp.* 11,600 9,773
KVH Industries, Inc.* 3,350 34,237
NETGEAR, Inc.* 17,345 314,118
NetScout Systems, Inc.*(a) 3,223 104,780
Ribbon Communications, Inc.* 39,020 108,866
812,189
Construction & Engineering 2 .7%
API Group Corp.* 50,550 950,845
Argan, Inc. 8,438 311,193
EMCOR Group, Inc. 22,100 3,273,231
Great Lakes Dredge & Dock
Corp.*(a) 6,850 40,758
Matrix Service Co.* 13,700 85,214
Primoris Services Corp. 26,158 573,907
Tutor Perini Corp.* 18,273 137,961
5,373,109
Consumer Finance 2 .7%
Encore Capital Group, Inc.*(a) 6,790 325,513
Enova International, Inc.* 17,888 686,362
EZCORP, Inc., Class A*(a) 42,679 347,834
Green Dot Corp., Class A* 33,978 537,532
LendingClub Corp.*(a) 69,019 607,367
Navient Corp. 83,263 1,369,676

88 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Consumer Finance
PROG Holdings, Inc.* 58,931 995,345
SLM Corp. 12,859 213,459
World Acceptance Corp.*(a) 5,952 392,475
5,475,563
Diversified Consumer Services 1 .1%
2U, Inc.* 66,629 417,764
Adtalem Global Education,
Inc.*(a) 23,650 839,575
American Public Education,
Inc.* 13,459 165,411
Grand Canyon Education,
Inc.* 2,200 232,452
Perdoceo Education Corp.* 35,575 494,492
2,149,694
Diversified Financial Services 0 .6%
Alerus Financial Corp. 840 19,614
Jackson Financial, Inc., Class
A 36,451 1,268,130
1,287,744
Diversified Telecommunication Services 0 .3%
Bandwidth, Inc., Class A*(a) 27,702 635,761
Electric Utilities 0 .7%
ALLETE, Inc. 4,410 284,489
Portland General Electric
Co.(a) 23,930 1,172,570
1,457,059
Electrical Equipment 1 .2%
Encore Wire Corp.(a) 11,831 1,627,472
Powell Industries, Inc. 3,887 136,745
Vertiv Holdings Co.(a) 42,135 575,564
2,339,781
Electronic Equipment, Instruments & Components 3 .3%
Avnet, Inc. 4,768 198,253
Belden, Inc. 8,140 585,266
Benchmark Electronics, Inc. 19,376 517,145
Daktronics, Inc.*(a) 1,723 4,888
ePlus, Inc.* 87,100 3,856,788
FARO Technologies, Inc.* 8,587 252,544
Itron, Inc.*(a) 19,080 966,402
ScanSource, Inc.* 9,268 270,811
Velodyne Lidar, Inc.* 99,994 73,866
6,725,963
Energy Equipment & Services 0 .4%
ProPetro Holding Corp.*(a) 73,304 760,163
US Silica Holdings, Inc.* 7,350 91,875
852,038
Entertainment 0 .2%
Playtika Holding Corp.* 35,736 304,113
Equity Real Estate Investment Trusts (REITs) 4 .0%
Apple Hospitality REIT, Inc. 93,889 1,481,568
Armada Hoffler Properties, Inc. 17,138 197,087
Brandywine Realty Trust 45,724 281,203
Chatham Lodging Trust(a) 14,712 180,516
CTO Realty Growth, Inc. 12,087 220,950
Equity Commonwealth(a) 56,767 1,417,472
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Hersha Hospitality Trust, Class
A(a) 37,309 317,873
Park Hotels & Resorts, Inc. 5,062 59,681
Pebblebrook Hotel Trust(a) 9,100 121,849
Piedmont Office Realty Trust,
Inc., Class A 71,638 656,921
RLJ Lodging Trust 86,950 920,801
Ryman Hospitality Properties,
Inc. 7,990 653,422
Sunstone Hotel Investors, Inc.
(a) 93,541 903,606
Xenia Hotels & Resorts, Inc. 49,250 649,115
8,062,064
Food & Staples Retailing 1 .8%
Andersons, Inc. (The)(a) 18,927 662,256
Grocery Outlet Holding
Corp.*(a) 96,534 2,817,827
Rite Aid Corp.*(a) 18,075 60,371
3,540,454
Food Products 1 .4%
Fresh Del Monte Produce, Inc.
(a) 8,792 230,263
Hain Celestial Group, Inc.
(The)*(a) 24,940 403,529
Lancaster Colony Corp.(a) 10,100 1,992,730
Sovos Brands, Inc.* 7,260 104,326
2,730,848
Gas Utilities 0 .3%
Northwest Natural Holding
Co.(a) 13,744 654,077
Health Care Equipment & Supplies 2 .1%
Avanos Medical, Inc.* 2,560 69,274
ICU Medical, Inc.*(a) 18,600 2,929,128
OraSure Technologies, Inc.* 74,162 357,461
Orthofix Medical, Inc.* 23,695 486,458
Tactile Systems Technology,
Inc.* 8,356 95,927
Zimvie, Inc.* 26,947 251,685
4,189,933
Health Care Providers & Services 3 .5%
Addus HomeCare Corp.*(a) 58,884 5,858,369
Cross Country Healthcare,
Inc.* 9,175 243,780
DocGo, Inc.*(a) 128,100 905,667
7,007,816
Health Care Technology 1 .4%
Allscripts Healthcare Solutions,
Inc.*(a) 84,046 1,482,571
Computer Programs &
Systems, Inc.* 11,701 318,501
Health Catalyst, Inc.*(a) 75,909 806,913
NextGen Healthcare, Inc.*(a) 10,750 201,885
2,809,870
Hotels, Restaurants & Leisure 1 .8%
Bluegreen Vacations Holding
Corp. 5,240 130,790
SeaWorld Entertainment, Inc.* 16,823 900,199

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Statement of Investments - 89
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Wyndham Hotels & Resorts,
Inc. 34,000 2,424,540
Xponential Fitness, Inc., Class
A*(a) 6,300 144,459
3,599,988
Household Durables 0 .4%
GoPro, Inc., Class A* 143,267 713,469
Hooker Furnishings Corp. 1,624 30,369
Universal Electronics, Inc.* 6,349 132,123
875,961
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd.*^∞ 155,500 0
Insurance 5 .8%
American Equity Investment
Life Holding Co. 34,448 1,571,518
Argo Group International
Holdings Ltd. 14,293 369,474
Bright Health Group, Inc.*(a) 66,664 43,325
Brighthouse Financial, Inc.*(a) 8,898 456,200
CNO Financial Group, Inc. 61,352 1,401,893
Donegal Group, Inc., Class
A(a) 8,677 123,213
Employers Holdings, Inc. 16,815 725,231
Enstar Group Ltd.*(a) 14,500 3,350,080
Genworth Financial, Inc.,
Class A* 176,300 932,627
Greenlight Capital Re Ltd.,
Class A* 8,196 66,797
Horace Mann Educators Corp. 2,540 94,920
James River Group Holdings
Ltd.(a) 12,972 271,245
Oscar Health, Inc., Class A* 47,300 116,358
ProAssurance Corp.(a) 27,520 480,774
Reinsurance Group of
America, Inc. 5,551 788,742
Root, Inc., Class A*(a) 8,730 39,198
Selectquote, Inc.* 24,238 16,286
SiriusPoint Ltd.* 12,779 75,396
Stewart Information Services
Corp. 8,487 362,650
United Fire Group, Inc.(a) 7,353 201,178
Universal Insurance Holdings,
Inc. 22,026 233,255
11,720,360
Interactive Media & Services 0 .1%
DHI Group, Inc.* 6,985 36,950
TrueCar, Inc.* 45,580 114,406
151,356
Internet & Direct Marketing Retail 0 .1%
Quotient Technology, Inc.* 52,370 179,629
IT Services 1 .9%
Paysafe Ltd.*(a) 23,120 321,144
Thoughtworks Holding, Inc.*(a) 34,500 351,555
Unisys Corp.* 2,265 11,574
Verra Mobility Corp.*(a) 232,665 3,217,757
3,902,030
Common Stocks
Shares Value ($)
Leisure Products 0 .2%
American Outdoor Brands,
Inc.* 3,614 36,212
Smith & Wesson Brands, Inc. 30,204 262,171
298,383
Life Sciences Tools & Services 0 .1%
Berkeley Lights, Inc.* 76,131 204,031
Harvard Bioscience, Inc.*(a) 7,800 21,606
Personalis, Inc.* 15,225 30,146
255,783
Machinery 2 .5%
AGCO Corp. 2,450 339,791
Astec Industries, Inc. 8,125 330,362
Crane Holdings Co. 11,600 1,165,220
Hillman Solutions Corp.*(a) 203,700 1,468,677
Hyster-Yale Materials
Handling, Inc. 6,504 164,616
Manitowoc Co., Inc. (The)* 34,492 315,947
REV Group, Inc.(a) 21,622 272,870
Trinity Industries, Inc. 15,260 451,238
Wabash National Corp.(a) 26,567 600,414
5,109,135
Media 0 .0%
†
Cardlytics, Inc.* 9,823 56,777
Metals & Mining 1 .4%
Arconic Corp.*(a) 3,960 83,794
Ryerson Holding Corp.(a) 5,840 176,718
Schnitzer Steel Industries,
Inc., Class A 24,079 738,021
SunCoke Energy, Inc. 79,084 682,495
Warrior Met Coal, Inc. 34,928 1,209,906
2,890,934
Multiline Retail 1 .0%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 42,200 1,976,648
Oil, Gas & Consumable Fuels 1 .7%
CONSOL Energy, Inc.(a) 1,254 81,510
Dorian LPG Ltd. 11,615 220,104
PBF Energy, Inc., Class A(a) 19,587 798,758
REX American Resources
Corp.* 10,353 329,847
Teekay Tankers Ltd., Class A* 23,171 713,899
W&T Offshore, Inc.*(a) 37,850 211,203
World Fuel Services Corp. 41,586 1,136,545
3,491,866
Paper & Forest Products 0 .4%
Clearwater Paper Corp.* 14,260 539,171
Sylvamo Corp. 6,406 311,267
850,438
Personal Products 2 .8%
Edgewell Personal Care Co.(a) 25,132 968,587
Herbalife Nutrition Ltd.*(a) 36,900 549,072
Inter Parfums, Inc.(a) 42,000 4,053,840
Nature's Sunshine Products,
Inc.* 4,570 38,023
5,609,522

90 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Pharmaceuticals 0 .4%
Atea Pharmaceuticals, Inc.* 13,200 63,492
Athira Pharma, Inc.* 21,200 67,204
Nektar Therapeutics* 127,900 289,054
NGM Biopharmaceuticals,
Inc.* 24,900 124,998
Reata Pharmaceuticals, Inc.,
Class A*(a) 2,137 81,185
Theravance Biopharma, Inc.* 13,250 148,665
774,598
Professional Services 0 .7%
Barrett Business Services, Inc. 3,180 296,630
Heidrick & Struggles
International, Inc. 8,227 230,109
Kelly Services, Inc., Class A 7,047 119,094
Mistras Group, Inc.* 1,100 5,423
Resources Connection, Inc. 12,238 224,935
TrueBlue, Inc.* 22,429 439,160
1,315,351
Real Estate Management & Development 1 .5%
Cushman & Wakefield plc*(a) 200,734 2,501,146
Douglas Elliman, Inc. 27,100 110,297
Forestar Group, Inc.* 7,501 115,590
Zillow Group, Inc., Class A* 6,616 206,485
2,933,518
Road & Rail 2 .8%
ArcBest Corp. 15,617 1,093,815
Covenant Logistics Group, Inc. 16,256 561,970
Landstar System, Inc.(a) 17,846 2,907,113
Lyft, Inc., Class A*(a) 63,676 701,709
Werner Enterprises, Inc. 10,903 438,955
5,703,562
Semiconductors & Semiconductor Equipment 0 .5%
Cirrus Logic, Inc.*(a) 7,034 523,893
Impinj, Inc.*(a) 4,390 479,300
1,003,193
Software 3 .3%
Cerence, Inc.*(a) 36,836 682,571
Consensus Cloud Solutions,
Inc.*(a) 7,940 426,854
Dropbox, Inc., Class A*(a) 35,231 788,470
E2open Parent Holdings,
Inc.*(a) 273,100 1,603,097
EverCommerce, Inc.*(a) 15,207 113,140
Informatica, Inc., Class A*(a) 23,652 385,291
Jamf Holding Corp.*(a) 2,086 44,432
MeridianLink, Inc.*(a) 121,989 1,674,909
Nutanix, Inc., Class A* 30,081 783,610
ON24, Inc.* 6,096 52,609
SecureWorks Corp., Class A* 6,292 40,206
SolarWinds Corp.* 2,550 23,868
Upland Software, Inc.* 14,522 103,542
6,722,599
Specialty Retail 3 .4%
Aaron's Co., Inc. (The) 29,988 358,357
Academy Sports & Outdoors,
Inc. 2,725 143,171
America's Car-Mart, Inc.*(a) 30,500 2,203,930
Common Stocks
Shares Value ($)
Specialty Retail
Citi Trends, Inc.* 1,380 36,542
Container Store Group, Inc.
(The)*(a) 19,935 85,920
Foot Locker, Inc. 20,840 787,544
Genesco, Inc.* 5,939 273,313
Haverty Furniture Cos., Inc. 7,091 212,021
Leslie's, Inc.*(a) 208,000 2,539,680
Sleep Number Corp.* 1,104 28,682
Tilly's, Inc., Class A* 23,750 214,937
6,884,097
Technology Hardware, Storage & Peripherals 0 .8%
Avid Technology, Inc.*(a) 13,540 360,029
Quantum Corp.* 11,600 12,644
Xerox Holdings Corp.(a) 88,086 1,286,055
1,658,728
Textiles, Apparel & Luxury Goods 0 .2%
Movado Group, Inc. 4,514 145,576
Unifi, Inc.* 9,616 82,794
Vera Bradley, Inc.* 19,334 87,583
315,953
Thrifts & Mortgage Finance 0 .6%
Bridgewater Bancshares, Inc.* 1,334 23,665
FS Bancorp, Inc. 1,620 54,173
Home Bancorp, Inc. 843 33,745
Merchants Bancorp(a) 11,409 277,467
Northfield Bancorp, Inc.(a) 6,713 105,595
Ocwen Financial Corp.* 3,310 101,220
PennyMac Financial Services,
Inc.(a) 4,330 245,338
Radian Group, Inc. 2,280 43,480
Southern Missouri Bancorp,
Inc.(a) 700 32,081
TrustCo Bank Corp. 720 27,065
Waterstone Financial, Inc. 9,414 162,297
Western New England
Bancorp, Inc. 1,544 14,606
1,120,732
Tobacco 0 .0%
†
Vector Group Ltd.(a) 4,800 56,928
Trading Companies & Distributors 2 .9%
Alta Equipment Group, Inc. 3,102 40,915
Beacon Roofing Supply,
Inc.*(a) 50,400 2,660,616
Boise Cascade Co. 23,861 1,638,535
NOW, Inc.* 66,015 838,391
Titan Machinery, Inc.* 14,378 571,238
5,749,695
Wireless Telecommunication Services 0 .6%
Spok Holdings, Inc. 12,300 100,737
Telephone & Data Systems,
Inc.(a) 56,627 594,017
United States Cellular Corp.* 23,628 492,644
1,187,398
Total Common Stocks
(cost $197,022,281) 197,539,245

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Statement of Investments - 91
Rights 0 .0%
†
Number of
Rights
Value ($)
Biotechnology 0 .0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreements 4 .5%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,422,717,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$5,528,529.(b)(c) 5,420,127 5,420,127
Credit Suisse AG,
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $200,095,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$204,097.(b)(c) 200,000 200,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $1,020,530.(b)(c) 1,000,000 1,000,000
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,500,722,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$1,530,000.(b)(c) 1,500,000 1,500,000
Total Repurchase Agreements
(cost $9,120,127) 9,120,127
Total Investments
(cost $206,148,517) — 102.7% 206,659,372
Liabilities in excess of other assets — (2.7)% (5,433,985)
NET ASSETS — 100.0%
$ 201,225,387
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $54,378,776, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,120,127 and by
$47,086,968 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.63%, and maturity dates ranging from 1/15/2023 -
2/15/2052, a total value of $56,207,095.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$9,120,127.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

92 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Company Fund
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 0.0%
†
Capital Markets 0.0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0.1%
Insurance 0.1%
SiriusPoint Ltd. * 33,638 198,464
CANADA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Teekay Tankers Ltd.
, Class A
* 48,390 1,490,896
INDIA 0.4%
IT Services 0.4%
WNS Holdings Ltd., ADR * 15,845 1,267,442
PUERTO RICO 0.9%
Banks 0.9%
First Bancorp 103,920 1,321,862
OFG Bancorp 61,143 1,685,101
3,006,963
SWITZERLAND 0.1%
Textiles, Apparel & Luxury Goods 0.1%
On Holding AG
, Class A
* 16,631 285,388
UNITED KINGDOM 0.0%
†
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd. *^∞ 94,500 0
UNITED STATES 96.2%
Aerospace & Defense 1.2%
AerSale Corp. *(a) 12,957 210,163
Astra Space, Inc. *(a) 178,984 77,643
Astronics Corp. * 29,967 308,660
Curtiss-Wright Corp. (a) 12,739 2,127,286
Parsons Corp. *(a) 33,744 1,560,660
4,284,412
Air Freight & Logistics 0.0%
†
Radiant Logistics, Inc. * 24,459 124,496
Airlines 0.0%
†
Wheels Up Experience, Inc. *(a) 19,800 20,394
Auto Components 1.9%
Adient plc * 18,248 633,023
American Axle & Manufacturing
Holdings, Inc. * 206,813 1,617,278
Goodyear Tire & Rubber Co. (The)
*(a) 249,758 2,535,044
Modine Manufacturing Co. * 38,835 771,263
Visteon Corp. *(a) 8,756 1,145,547
6,702,155
Banks 12.0%
1st Source Corp. 4,069 216,023
Amalgamated Financial Corp. 13,968 321,823
American National Bankshares,
Inc. 1,427 52,699
Associated Banc-Corp. 147,304 3,401,248
Atlantic Union Bankshares Corp. 9,947 349,538
Banc of California, Inc. 49,818 793,601
Bank of Marin Bancorp 2,803 92,163
BankUnited, Inc. (a) 43,183 1,466,927
Bankwell Financial Group, Inc. 3,638 107,066
BCB Bancorp, Inc. 7,431 133,684
Berkshire Hills Bancorp, Inc. 51,754 1,547,445
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Business First Bancshares, Inc. 1,981 43,859
Byline Bancorp, Inc. 16,072 369,174
Camden National Corp. 3,705 154,461
Capital Bancorp, Inc. 3,180 74,857
Capital City Bank Group, Inc. 6,687 217,328
Capstar Financial Holdings, Inc.
(a) 10,321 182,269
Carter Bankshares, Inc. * 8,467 140,468
Central Pacific Financial Corp. 64,239 1,302,767
Central Valley Community Bancorp 4,076 86,330
Chemung Financial Corp. 1,193 54,723
CNB Financial Corp. 4,737 112,693
Comerica, Inc. 5,189 346,885
Community Trust Bancorp, Inc. 12,640 580,555
Customers Bancorp, Inc. * 31,052 880,014
Eagle Bancorp, Inc. (a) 41,824 1,843,184
FB Financial Corp. 12,149 439,065
Financial Institutions, Inc. 11,604 282,673
First Bancshares, Inc. (The) 600 19,206
First Business Financial Services,
Inc. (a) 2,800 102,340
First Commonwealth Financial
Corp. (a) 13,185 184,194
First Financial Corp. 14,131 651,156
First Internet Bancorp 4,660 113,145
First of Long Island Corp. (The) 7,569 136,242
First Savings Financial Group, Inc. 1,433 28,660
Great Southern Bancorp, Inc. 8,010 476,515
Guaranty Bancshares, Inc. (a) 3,415 118,296
Hanmi Financial Corp. 41,355 1,023,536
HarborOne Bancorp, Inc. (a) 36,551 508,059
HBT Financial, Inc. 7,168 140,278
Heartland Financial USA, Inc. 6,600 307,692
Heritage Commerce Corp. (a) 11,024 143,312
Heritage Financial Corp. 13,587 416,306
HomeStreet, Inc. (a) 27,097 747,335
HomeTrust Bancshares, Inc. 12,387 299,394
Horizon Bancorp, Inc. 19,753 297,875
Independent Bank Corp. 17,100 409,032
Investar Holding Corp. 2,304 49,605
Lakeland Bancorp, Inc. 5,459 96,133
Macatawa Bank Corp. 13,797 152,181
Mercantile Bank Corp. 4,601 154,041
Midland States Bancorp, Inc. 14,801 394,003
MidWestOne Financial Group, Inc.
(a) 2,182 69,279
National Bank Holdings Corp.
,
Class A
(a) 5,034 211,780
NBT Bancorp, Inc. (a) 12,452 540,666
Nicolet Bankshares, Inc. *(a) 7,668 611,830
Northrim Bancorp, Inc. 4,095 223,464
OceanFirst Financial Corp. 8,908 189,295
Old Second Bancorp, Inc. 17,287 277,283
Pathward Financial, Inc. 35,379 1,523,066
Peapack-Gladstone Financial
Corp. 10,049 374,024
Pinnacle Financial Partners, Inc. 12,716 933,354
Preferred Bank 4,084 304,748
Primis Financial Corp. (a) 10,826 128,288

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Statement of Investments - 93
Common Stocks
Shares Value ($)
UNITED STATES
Banks
QCR Holdings, Inc. 14,167 703,250
RBB Bancorp 10,692 222,928
S&T Bancorp, Inc. 3,806 130,089
Sierra Bancorp 3,626 77,016
SmartFinancial, Inc. 4,200 115,500
South Plains Financial, Inc. 4,692 129,171
Southern First Bancshares, Inc. * 1,229 56,227
Stellar Bancorp, Inc. (a) 6,225 183,389
Texas Capital Bancshares, Inc. * 47,363 2,856,462
Third Coast Bancshares, Inc. *(a) 3,342 61,593
TriCo Bancshares 48,584 2,477,297
UMB Financial Corp. 22,538 1,882,374
Washington Federal, Inc. 54,180 1,817,739
Wintrust Financial Corp. 10,797 912,562
Zions Bancorp NA 45,391 2,231,421
41,806,153
Beverages 0.7%
Celsius Holdings, Inc. *(a) 11,127 1,157,653
MGP Ingredients, Inc. 13,141 1,397,940
2,555,593
Biotechnology 7.3%
2seventy bio, Inc. * 25,409 238,082
Agios Pharmaceuticals, Inc. *(a) 61,291 1,721,051
Akebia Therapeutics, Inc. *(a) 252,430 145,652
Aldeyra Therapeutics, Inc. * 20,774 144,587
ARS Pharmaceuticals, Inc. *(a) 46,988 400,808
Atara Biotherapeutics, Inc. *(a) 37,581 123,266
BioCryst Pharmaceuticals, Inc. *(a) 77,090 884,993
Bluebird Bio, Inc. *(a) 55,785 386,032
Bridgebio Pharma, Inc. *(a) 60,344 459,821
C4 Therapeutics, Inc. *(a) 49,047 289,377
Chimerix, Inc. * 105,711 196,622
Cytokinetics, Inc. *(a) 10,870 498,063
Deciphera Pharmaceuticals, Inc. * 64,570 1,058,302
Dyne Therapeutics, Inc. * 33,343 386,445
Emergent BioSolutions, Inc. * 131,399 1,551,822
Enanta Pharmaceuticals, Inc. * 31,217 1,452,215
Exelixis, Inc. * 116,046 1,861,378
FibroGen, Inc. *(a) 36,565 585,771
Generation Bio Co. *(a) 16,188 63,619
Halozyme Therapeutics, Inc. *(a) 46,296 2,634,243
Icosavax, Inc. *(a) 7,500 59,550
Invivyd, Inc. *(a) 13,169 19,754
Ionis Pharmaceuticals, Inc. *(a) 3,780 142,771
Iovance Biotherapeutics, Inc. * 33,698 215,330
iTeos Therapeutics, Inc. * 33,405 652,400
IVERIC bio, Inc. * 24,308 520,434
Jounce Therapeutics, Inc. * 12,413 13,778
Karuna Therapeutics, Inc. * 2,457 482,801
Kezar Life Sciences, Inc. *(a) 23,584 166,031
Kiniksa Pharmaceuticals Ltd.
, Class
A
* 43,579 652,813
Kodiak Sciences, Inc. * 16,197 115,971
MacroGenics, Inc. * 16,438 110,299
Mersana Therapeutics, Inc. * 25,064 146,875
MiMedx Group, Inc. *(a) 25,282 70,284
Nurix Therapeutics, Inc. * 28,239 310,064
Praxis Precision Medicines, Inc.
*(a) 71,513 170,201
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Protagonist Therapeutics, Inc. * 11,550 126,011
PTC Therapeutics, Inc. * 49,092 1,873,842
REGENXBIO, Inc. * 6,347 143,950
Sutro Biopharma, Inc. * 94,377 762,566
Tango Therapeutics, Inc. *(a) 34,173 247,754
Tenaya Therapeutics, Inc. *(a) 7,344 14,761
Travere Therapeutics, Inc. *(a) 74,032 1,556,893
Ultragenyx Pharmaceutical, Inc. * 30,563 1,415,984
Vanda Pharmaceuticals, Inc. *(a) 93,490 690,891
25,764,157
Building Products 0.8%
Advanced Drainage Systems, Inc. 11,132 912,490
Quanex Building Products Corp. 22,656 536,494
Resideo Technologies, Inc. * 75,097 1,235,346
2,684,330
Capital Markets 1.1%
Evercore, Inc.
, Class A
(a) 10,710 1,168,247
Hamilton Lane, Inc.
, Class A
30,606 1,955,111
StoneX Group, Inc. * 9,582 913,165
4,036,523
Chemicals 1.7%
AdvanSix, Inc. 39,779 1,512,398
Ecovyst, Inc. * 109,048 966,165
Koppers Holdings, Inc. 4,186 118,045
Livent Corp. *(a) 52,318 1,039,559
Olin Corp. (a) 22,644 1,198,773
Trinseo plc (a) 39,925 906,697
Valhi, Inc. 3,770 82,940
5,824,577
Commercial Services & Supplies 2.8%
BrightView Holdings, Inc. * 23,012 158,553
Casella Waste Systems, Inc.
, Class
A
* 41,979 3,329,356
Clean Harbors, Inc. * 16,365 1,867,574
CoreCivic, Inc. * 240,972 2,785,636
Driven Brands Holdings, Inc. *(a) 21,440 585,526
Kimball International, Inc.
, Class B
43,118 280,267
Matthews International Corp.
, Class
A
6,406 194,999
Steelcase, Inc.
, Class A
67,991 480,696
9,682,607
Communications Equipment 0.5%
Aviat Networks, Inc. *(a) 9,887 308,376
Comtech Telecommunications
Corp. 15,269 185,366
Inseego Corp. *(a) 11,400 9,605
KVH Industries, Inc. * 6,856 70,068
NETGEAR, Inc. * 38,311 693,811
NetScout Systems, Inc. *(a) 12,221 397,305
Ribbon Communications, Inc. * 77,509 216,250
1,880,781
Construction & Engineering 2.4%
Argan, Inc. 16,900 623,272
Comfort Systems USA, Inc. (a) 10,332 1,189,007
Great Lakes Dredge & Dock Corp.
*(a) 11,455 68,157
Matrix Service Co. * 21,623 134,495
Primoris Services Corp. 47,618 1,044,739
Tutor Perini Corp. * 40,996 309,520

94 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Construction & Engineering
Valmont Industries, Inc. (a) 6,711 2,219,126
WillScot Mobile Mini Holdings
Corp. * 67,027 3,027,610
8,615,926
Consumer Finance 3.0%
Encore Capital Group, Inc. *(a) 11,890 570,007
Enova International, Inc. * 34,980 1,342,183
EZCORP, Inc.
, Class A
*(a) 74,199 604,722
Green Dot Corp.
, Class A
* 50,542 799,574
LendingClub Corp. *(a) 136,735 1,203,268
Navient Corp. 176,233 2,899,033
PROG Holdings, Inc. * 122,406 2,067,437
SLM Corp. 26,369 437,725
World Acceptance Corp. *(a) 9,483 625,309
10,549,258
Containers & Packaging 0.3%
Graphic Packaging Holding Co. 48,434 1,077,657
Diversified Consumer Services 1.2%
2U, Inc. * 129,607 812,636
Adtalem Global Education, Inc.
*(a) 25,028 888,494
American Public Education, Inc. * 27,318 335,738
Duolingo, Inc. *(a) 9,964 708,739
Grand Canyon Education, Inc. * 4,534 479,062
Perdoceo Education Corp. * 69,615 967,649
4,192,318
Diversified Financial Services 0.7%
Alerus Financial Corp. 1,096 25,592
Jackson Financial, Inc.
, Class A
71,655 2,492,877
2,518,469
Diversified Telecommunication Services 0.4%
Bandwidth, Inc.
, Class A
*(a) 54,351 1,247,355
Electric Utilities 0.5%
ALLETE, Inc. 10,814 697,611
Portland General Electric Co. (a) 22,247 1,090,103
1,787,714
Electrical Equipment 1.5%
Encore Wire Corp. 23,424 3,222,204
Powell Industries, Inc. 7,503 263,956
Shoals Technologies Group, Inc.
,
Class A
*(a) 30,628 755,593
Vertiv Holdings Co. (a) 79,910 1,091,571
5,333,324
Electronic Equipment, Instruments & Components 2.3%
Avnet, Inc. 8,816 366,569
Belden, Inc. (a) 23,147 1,664,269
Benchmark Electronics, Inc. 53,798 1,435,869
Daktronics, Inc. * 2,354 6,638
FARO Technologies, Inc. * 17,610 517,910
Itron, Inc. *(a) 35,436 1,794,833
Novanta, Inc. * 13,960 1,896,745
ScanSource, Inc. * 13,225 386,435
Velodyne Lidar, Inc. *(a) 212,665 157,096
8,226,364
Energy Equipment & Services 0.5%
ProPetro Holding Corp. *(a) 142,865 1,481,510
US Silica Holdings, Inc. * 17,920 224,000
1,705,510
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment 0.5%
Playtika Holding Corp. * 70,926 603,580
World Wrestling Entertainment,
Inc.
, Class A
(a) 17,145 1,174,776
1,778,356
Equity Real Estate Investment Trusts (REITs) 4.4%
Apple Hospitality REIT, Inc. 189,002 2,982,451
Armada Hoffler Properties, Inc. 33,837 389,126
Brandywine Realty Trust 55,670 342,371
Chatham Lodging Trust (a) 28,607 351,008
CTO Realty Growth, Inc. 24,957 456,214
Equity Commonwealth 111,463 2,783,230
Hersha Hospitality Trust
, Class A
73,300 624,516
Outfront Media, Inc. (a) 34,198 567,003
Park Hotels & Resorts, Inc. 10,744 126,672
Piedmont Office Realty Trust, Inc.
,
Class A
139,425 1,278,527
RLJ Lodging Trust 167,957 1,778,665
Ryman Hospitality Properties, Inc. 14,573 1,191,780
Sunstone Hotel Investors, Inc. (a) 152,663 1,474,725
Xenia Hotels & Resorts, Inc. (a) 99,611 1,312,873
15,659,161
Food & Staples Retailing 1.0%
Andersons, Inc. (The) (a) 30,596 1,070,554
BJ's Wholesale Club Holdings,
Inc. * 8,247 545,622
Performance Food Group Co. * 33,053 1,929,964
Rite Aid Corp. *(a) 13,380 44,689
3,590,829
Food Products 0.3%
Fresh Del Monte Produce, Inc. 14,687 384,653
Hain Celestial Group, Inc. (The) * 39,040 631,667
Sovos Brands, Inc. * 14,084 202,387
1,218,707
Gas Utilities 0.3%
Northwest Natural Holding Co. 23,505 1,118,603
Health Care Equipment & Supplies 4.1%
AtriCure, Inc. *(a) 25,898 1,149,353
Avanos Medical, Inc. * 1,553 42,024
Axonics, Inc. * 34,188 2,137,776
Globus Medical, Inc.
, Class A
*(a) 24,743 1,837,663
Inari Medical, Inc. *(a) 12,128 770,856
Inspire Medical Systems, Inc. * 10,359 2,609,224
iRhythm Technologies, Inc. *(a) 5,855 548,438
Lantheus Holdings, Inc. *(a) 4,273 217,752
OraSure Technologies, Inc. * 161,338 777,649
Orthofix Medical, Inc. * 45,694 938,098
Shockwave Medical, Inc. * 9,541 1,961,725
Silk Road Medical, Inc. * 11,013 582,037
Tactile Systems Technology, Inc. * 17,591 201,945
Zimvie, Inc. * 52,129 486,885
14,261,425
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc. * 19,269 1,586,223
AMN Healthcare Services, Inc. * 10,988 1,129,786
Cross Country Healthcare, Inc. * 12,945 343,949
HealthEquity, Inc. * 17,833 1,099,226
Option Care Health, Inc. * 36,362 1,094,133
Privia Health Group, Inc. *(a) 25,704 583,738

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Statement of Investments - 95
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Providers & Services
Surgery Partners, Inc. *(a) 41,024 1,142,929
6,979,984
Health Care Technology 1.9%
Allscripts Healthcare Solutions,
Inc. *(a) 158,525 2,796,380
Computer Programs & Systems,
Inc. * 20,172 549,082
Doximity, Inc.
, Class A
*(a) 13,352 448,093
Evolent Health, Inc.
, Class A
*(a) 31,099 873,260
Health Catalyst, Inc. *(a) 150,357 1,598,295
HealthStream, Inc. * 1,000 24,840
NextGen Healthcare, Inc. * 24,511 460,317
6,750,267
Hotels, Restaurants & Leisure 1.9%
Bluegreen Vacations Holding
Corp. 7,241 180,735
DraftKings, Inc.
, Class A
*(a) 26,017 296,334
Planet Fitness, Inc.
, Class A
*(a) 16,628 1,310,286
Red Rock Resorts, Inc.
, Class A
42,253 1,690,543
SeaWorld Entertainment, Inc. *(a) 33,316 1,782,740
Wingstop, Inc. (a) 7,552 1,039,306
Xponential Fitness, Inc.
, Class A
*(a) 11,436 262,227
6,562,171
Household Durables 0.5%
GoPro, Inc.
, Class A
* 281,212 1,400,436
Hooker Furnishings Corp. 3,278 61,299
Universal Electronics, Inc. * 9,182 191,077
1,652,812
Insurance 5.5%
American Equity Investment Life
Holding Co. 72,565 3,310,414
Argo Group International Holdings
Ltd. 26,750 691,488
Bright Health Group, Inc. *(a) 97,344 63,264
Brighthouse Financial, Inc. *(a) 16,800 861,336
CNO Financial Group, Inc. 116,381 2,659,305
Donegal Group, Inc.
, Class A
(a) 13,640 193,688
Employers Holdings, Inc. 32,578 1,405,089
Genworth Financial, Inc.
, Class A
* 384,407 2,033,513
Greenlight Capital Re Ltd.
, Class A
* 3,764 30,677
Hanover Insurance Group, Inc.
(The) 5,301 716,324
James River Group Holdings Ltd.
(a) 22,582 472,190
Kinsale Capital Group, Inc. (a) 6,885 1,800,565
Oscar Health, Inc.
, Class A
* 92,444 227,412
ProAssurance Corp. (a) 58,550 1,022,869
Reinsurance Group of America,
Inc. 10,733 1,525,052
Root, Inc.
, Class A
*(a) 9,245 41,510
Selectquote, Inc. *(a) 47,083 31,635
Stewart Information Services Corp. 30,901 1,320,400
United Fire Group, Inc. (a) 11,247 307,718
Universal Insurance Holdings, Inc. 45,685 483,804
19,198,253
Interactive Media & Services 0.1%
DHI Group, Inc. * 9,467 50,080
Common Stocks
Shares Value ($)
UNITED STATES
Interactive Media & Services
TrueCar, Inc. * 119,287 299,411
349,491
Internet & Direct Marketing Retail 0.0%
†
Quotient Technology, Inc. * 19,519 66,950
IT Services 1.1%
ExlService Holdings, Inc. * 12,108 2,051,459
Globant SA * 6,052 1,017,704
Paysafe Ltd. *(a) 47,325 657,344
Unisys Corp. * 6,282 32,101
3,758,608
Leisure Products 0.2%
American Outdoor Brands, Inc. * 1,687 16,904
Smith & Wesson Brands, Inc. 59,506 516,512
533,416
Life Sciences Tools & Services 1.4%
Berkeley Lights, Inc. * 149,701 401,199
Harvard Bioscience, Inc. * 17,726 49,101
Medpace Holdings, Inc. * 10,312 2,190,372
Personalis, Inc. * 33,837 66,997
Repligen Corp. * 12,642 2,140,417
4,848,086
Machinery 2.5%
AGCO Corp. 5,425 752,393
Astec Industries, Inc. 14,262 579,893
Chart Industries, Inc. *(a) 9,856 1,135,707
Evoqua Water Technologies Corp.
* 45,221 1,790,752
Hyster-Yale Materials Handling,
Inc. 12,395 313,717
Manitowoc Co., Inc. (The) * 83,636 766,106
RBC Bearings, Inc. * 3,997 836,772
REV Group, Inc. 43,960 554,775
Trinity Industries, Inc. 32,828 970,724
Wabash National Corp. 55,299 1,249,757
8,950,596
Media 0.0%
†
Cardlytics, Inc. *(a) 19,361 111,907
Metals & Mining 1.6%
Arconic Corp. *(a) 5,641 119,364
Ryerson Holding Corp. (a) 26,139 790,966
Schnitzer Steel Industries, Inc.
,
Class A
44,309 1,358,071
SunCoke Energy, Inc. 122,906 1,060,679
Warrior Met Coal, Inc. 69,284 2,399,997
5,729,077
Oil, Gas & Consumable Fuels 3.6%
CONSOL Energy, Inc. (a) 2,473 160,745
Dorian LPG Ltd. 22,328 423,116
Matador Resources Co. (a) 49,840 2,852,842
New Fortress Energy, Inc. (a) 18,107 768,099
PBF Energy, Inc.
, Class A
(a) 57,399 2,340,731
PDC Energy, Inc. (a) 22,799 1,447,281
Plains GP Holdings LP
, Class A
*(a) 9,616 119,623
REX American Resources Corp. * 22,326 711,306
SM Energy Co. (a) 36,562 1,273,454
W&T Offshore, Inc. *(a) 72,171 402,714
World Fuel Services Corp. 84,327 2,304,657
12,804,568

96 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Paper & Forest Products 0.5%
Clearwater Paper Corp. * 24,956 943,587
Glatfelter Corp. (a) 24,373 67,757
Sylvamo Corp. 13,260 644,303
1,655,647
Personal Products 1.4%
Edgewell Personal Care Co. (a) 54,570 2,103,128
elf Beauty, Inc. * 26,230 1,450,519
Herbalife Nutrition Ltd. *(a) 81,732 1,216,172
Nature's Sunshine Products, Inc. * 9,426 78,424
4,848,243
Pharmaceuticals 0.9%
Atea Pharmaceuticals, Inc. * 25,852 124,348
Athira Pharma, Inc. * 44,275 140,352
Harmony Biosciences Holdings,
Inc. * 15,038 828,594
Intra-Cellular Therapies, Inc. *(a) 16,700 883,763
Nektar Therapeutics * 249,414 563,676
NGM Biopharmaceuticals, Inc. * 72,376 363,328
Reata Pharmaceuticals, Inc.
, Class
A
*(a) 4,188 159,102
Theravance Biopharma, Inc. *(a) 22,108 248,052
3,311,215
Professional Services 1.0%
Barrett Business Services, Inc. 6,809 635,144
Heidrick & Struggles International,
Inc. 14,394 402,600
KBR, Inc. (a) 21,266 1,122,845
Kelly Services, Inc.
, Class A
8,676 146,624
Mistras Group, Inc. * 1,321 6,513
Resources Connection, Inc. 19,811 364,126
TrueBlue, Inc. * 50,107 981,095
3,658,947
Real Estate Management & Development 0.2%
Douglas Elliman, Inc. 52,777 214,802
Forestar Group, Inc. * 10,945 168,662
Zillow Group, Inc.
, Class A
* 13,937 434,975
818,439
Road & Rail 1.8%
ArcBest Corp. 30,833 2,159,544
Covenant Logistics Group, Inc. 32,181 1,112,497
Lyft, Inc.
, Class A
* 125,321 1,381,037
Saia, Inc. *(a) 4,279 897,221
Schneider National, Inc.
, Class B
5,840 136,656
Werner Enterprises, Inc. 12,304 495,359
6,182,314
Semiconductors & Semiconductor Equipment 2.3%
Axcelis Technologies, Inc. * 1,892 150,149
Cirrus Logic, Inc. * 13,861 1,032,367
Impinj, Inc. *(a) 31,533 3,442,773
Lattice Semiconductor Corp. * 37,120 2,408,346
MACOM Technology Solutions
Holdings, Inc. *(a) 18,178 1,144,850
8,178,485
Software 5.0%
Box, Inc.
, Class A
*(a) 30,696 955,566
Cerence, Inc. * 71,530 1,325,451
Confluent, Inc.
, Class A
* 16,904 375,945
Consensus Cloud Solutions, Inc. * 15,964 858,225
CyberArk Software Ltd. * 12,445 1,613,493
Common Stocks
Shares Value ($)
UNITED STATES
Software
Dropbox, Inc.
, Class A
*(a) 68,812 1,540,013
EverCommerce, Inc. *(a) 27,079 201,468
Gitlab, Inc.
, Class A
*(a) 11,083 503,612
HashiCorp, Inc.
, Class A
*(a) 10,896 297,897
Informatica, Inc.
, Class A
*(a) 46,820 762,698
Jamf Holding Corp. *(a) 5,442 115,915
Manhattan Associates, Inc. * 21,450 2,604,029
Nutanix, Inc.
, Class A
* 59,383 1,546,926
ON24, Inc. * 11,500 99,245
Paylocity Holding Corp. * 12,860 2,498,183
Samsara, Inc.
, Class A
*(a) 32,762 407,232
SecureWorks Corp.
, Class A
* 17,484 111,723
SolarWinds Corp. * 6,100 57,096
Sprout Social, Inc.
, Class A
*(a) 25,961 1,465,758
Upland Software, Inc. * 27,583 196,667
17,537,142
Specialty Retail 2.1%
Aaron's Co., Inc. (The) 55,911 668,136
Academy Sports & Outdoors, Inc. 16,688 876,788
Boot Barn Holdings, Inc. *(a) 17,531 1,096,038
Citi Trends, Inc. * 2,747 72,741
Container Store Group, Inc. (The)
*(a) 39,268 169,245
Foot Locker, Inc. 78,736 2,975,433
Genesco, Inc. * 12,337 567,749
Haverty Furniture Cos., Inc. 12,806 382,899
Sleep Number Corp. * 3,591 93,294
Tilly's, Inc.
, Class A
* 55,696 504,049
7,406,372
Technology Hardware, Storage & Peripherals 0.9%
Avid Technology, Inc. *(a) 27,333 726,784
Quantum Corp. * 22,842 24,898
Xerox Holdings Corp. 173,634 2,535,057
3,286,739
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp. * 3,190 1,273,320
Movado Group, Inc. 11,905 383,936
Oxford Industries, Inc. 18,265 1,701,933
Unifi, Inc. * 19,221 165,493
Vera Bradley, Inc. * 30,098 136,344
3,661,026
Thrifts & Mortgage Finance 0.6%
Bridgewater Bancshares, Inc. * 1,464 25,971
FS Bancorp, Inc. 2,350 78,584
Home Bancorp, Inc. 1,500 60,045
Merchants Bancorp (a) 17,284 420,347
Northfield Bancorp, Inc. (a) 4,561 71,745
Ocwen Financial Corp. * 4,879 149,200
PennyMac Financial Services, Inc.
(a) 12,204 691,478
Radian Group, Inc. 17,680 337,158
Southern Missouri Bancorp, Inc.
(a) 121 5,545
TrustCo Bank Corp. (a) 1,535 57,701
Waterstone Financial, Inc. 12,028 207,363
Western New England Bancorp,
Inc. 2,402 22,723
2,127,860

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Statement of Investments - 97
Common Stocks
Shares Value ($)
UNITED STATES
Tobacco 0.0%
†
Vector Group Ltd. (a) 8,700 103,182
Trading Companies & Distributors 2.3%
Alta Equipment Group, Inc. 5,067 66,834
Boise Cascade Co. 45,458 3,121,601
H&E Equipment Services, Inc. 14,153 642,546
Herc Holdings, Inc. (a) 4,952 651,535
NOW, Inc. * 177,033 2,248,319
Titan Machinery, Inc. * 30,600 1,215,738
7,946,573
Wireless Telecommunication Services 0.5%
Spok Holdings, Inc. 24,723 202,481
Telephone & Data Systems, Inc. 51,103 536,070
United States Cellular Corp. *(a) 47,940 999,550
1,738,101
339,003,625
Total Common Stocks
(cost $328,634,869) 345,252,778
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 1.4%
Principal
Amount ($)
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$3,140,700, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $3,201,984.(b)
(c) 3,139,200 3,139,200
Credit Suisse AG, 4.27%,
dated 12/30/2022, due
1/3/2023, repurchase price
$850,404, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037; total
market value $867,412.(b)(c) 850,000 850,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $66,559,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $67,892.(b)(c) 66,527 66,527
Pershing LLC, 4.33%, dated
12/30/2022, due 1/3/2023,
repurchase price $1,000,482,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.63% - 8.50%, maturing
7/16/2023 - 11/20/2072; total
market value $1,020,000.(b)
(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $5,055,727) 5,055,727
Total Investments
(cost $333,702,671) — 99.5% 350,308,505
Other assets in excess of liabilities — 0.5% 1,618,849
NET ASSETS — 100.0%
$ 351,927,35 4
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $75,882,147, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,055,727 and by
$73,013,405 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $78,069,132.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$5,055,727.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
GP General Partnership
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

98 - Statement of Investments - December 31, 2022 - NVIT Neuberger Berman Multi Cap Opportunities Fund
Common Stocks 98.8%
Shares Value ($)
Aerospace & Defense 3.5%
Raytheon Technologies Corp. 72,000 7,266,240
Banks 3.0%
JPMorgan Chase & Co. 47,000 6,302,700
Capital Markets 7.7%
Brookfield Asset Management
Ltd., Class A* 46,500 1,333,155
Brookfield Corp. 186,000 5,851,560
Charles Schwab Corp. (The) 65,000 5,411,900
Intercontinental Exchange, Inc. 33,000 3,385,470
15,982,085
Chemicals 1.5%
Sherwin-Williams Co. (The) 13,000 3,085,290
Communications Equipment 3.6%
Motorola Solutions, Inc. 29,500 7,602,445
Construction Materials 1.7%
Eagle Materials, Inc. 27,000 3,586,950
Containers & Packaging 5.2%
Ball Corp. 70,000 3,579,800
Graphic Packaging Holding
Co. 330,000 7,342,500
10,922,300
Diversified Financial Services 7.2%
Apollo Global Management,
Inc. 62,000 3,954,980
Berkshire Hathaway, Inc.,
Class B* 36,000 11,120,400
15,075,380
Electrical Equipment 1.7%
Rockwell Automation, Inc. 13,500 3,477,195
Entertainment 2.6%
Electronic Arts, Inc. 24,000 2,932,320
Walt Disney Co. (The)* 29,000 2,519,520
5,451,840
Food & Staples Retailing 4.1%
BJ's Wholesale Club Holdings,
Inc.* 56,000 3,704,960
US Foods Holding Corp.* 145,000 4,932,900
8,637,860
Food Products 3.7%
Lamb Weston Holdings, Inc. 22,000 1,965,920
Mondelez International, Inc.,
Class A 61,000 4,065,650
Simply Good Foods Co. (The)* 45,000 1,711,350
7,742,920
Health Care Equipment & Supplies 1.8%
Becton Dickinson and Co. 15,000 3,814,500
Health Care Providers & Services 4.0%
HCA Healthcare, Inc. 35,000 8,398,600
Hotels, Restaurants & Leisure 7.2%
Aramark 165,000 6,821,100
Booking Holdings, Inc.* 1,200 2,418,336
McDonald's Corp. 21,500 5,665,895
14,905,331
Common Stocks
Shares Value ($)
Household Products 0.3%
WD-40 Co. 4,000 644,840
Independent Power and Renewable Electricity Producers
1.1%
Brookfield Renewable Corp. 83,000 2,285,820
Insurance 3.1%
Chubb Ltd. 29,000 6,397,400
Interactive Media & Services 3.5%
Alphabet, Inc., Class C* 82,000 7,275,860
Internet & Direct Marketing Retail 1.9%
Amazon.com, Inc.* 48,000 4,032,000
Leisure Products 0.5%
Brunswick Corp. 15,000 1,081,200
Machinery 4.9%
Deere & Co. 7,200 3,087,072
Nordson Corp. 18,000 4,278,960
Westinghouse Air Brake
Technologies Corp. 28,000 2,794,680
10,160,712
Multiline Retail 1.4%
Dollar Tree, Inc.* 20,000 2,828,800
Pharmaceuticals 2.5%
Pfizer, Inc. 100,000 5,124,000
Road & Rail 3.4%
CSX Corp. 228,000 7,063,440
Semiconductors & Semiconductor Equipment 1.0%
QUALCOMM, Inc. 19,000 2,088,860
Software 4.0%
Microsoft Corp. 35,000 8,393,700
Specialty Retail 3.7%
Lowe's Cos., Inc. 21,000 4,184,040
TJX Cos., Inc. (The) 43,000 3,422,800
7,606,840
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc. 60,000 7,795,800
Textiles, Apparel & Luxury Goods 2.7%
Columbia Sportswear Co. 22,000 1,926,760
NIKE, Inc., Class B 31,000 3,627,310
5,554,070
Wireless Telecommunication Services 2.6%
T-Mobile US, Inc.* 39,000 5,460,000
Total Investments
(cost $125,293,749) — 98.8% 206,044,978
Other assets in excess of liabilities — 1.2% 2,507,657
NET ASSETS — 100.0%
$ 208,552,635

NVIT Neuberger Berman Multi Cap Opportunities Fund - December 31, 2022 - Statement of Investments - 99
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

100 - Statement of Investments - December 31, 2022 - NVIT Real Estate Fund
Common Stocks 97 .3%
Shares Value ($)
Construction & Engineering 1 .2%
WillScot Mobile Mini Holdings
Corp.* 58,207 2,629,210
Equity Real Estate Investment Trusts (REITs) 94 .6%
Agree Realty Corp. 93,042 6,599,469
Alexandria Real Estate
Equities, Inc. 25,004 3,642,333
American Homes 4 Rent,
Class A 156,596 4,719,803
American Tower Corp. 30,532 6,468,510
AvalonBay Communities, Inc. 55,651 8,988,749
Brixmor Property Group, Inc. 266,248 6,035,842
CareTrust REIT, Inc. 180,923 3,361,549
Corporate Office Properties
Trust 145,569 3,776,060
CubeSmart 104,125 4,191,031
Empire State Realty Trust,
Inc., Class A 542,617 3,657,239
Equinix, Inc. 18,133 11,877,659
Equity Residential 130,685 7,710,415
First Industrial Realty Trust,
Inc. 52,051 2,511,981
Getty Realty Corp. 82,791 2,802,475
Healthpeak Properties, Inc. 170,251 4,268,193
Host Hotels & Resorts, Inc. 270,481 4,341,220
Independence Realty Trust,
Inc. 122,170 2,059,786
Innovative Industrial
Properties, Inc. 22,502 2,280,578
Iron Mountain, Inc. 74,620 3,719,807
Kimco Realty Corp. 315,683 6,686,166
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Life Storage, Inc. 41,237 4,061,844
LTC Properties, Inc. 104,496 3,712,743
Phillips Edison & Co., Inc. 149,403 4,756,992
Plymouth Industrial REIT, Inc. 184,807 3,544,598
Prologis, Inc. 210,554 23,735,752
Public Storage 34,224 9,589,223
Ryman Hospitality Properties,
Inc. 42,903 3,508,607
Simon Property Group, Inc. 37,299 4,381,887
Spirit Realty Capital, Inc. 46,890 1,872,318
Sun Communities, Inc. 68,994 9,866,142
Tanger Factory Outlet Centers,
Inc. 191,219 3,430,469
Veris Residential, Inc.* 188,095 2,996,353
VICI Properties, Inc. 260,934 8,454,262
Welltower, Inc. 161,441 10,582,458
WP Carey, Inc. 89,023 6,957,147
201,149,660
Hotels, Restaurants & Leisure 1 .1%
Hyatt Hotels Corp., Class A* 24,927 2,254,647
Real Estate Management & Development 0 .4%
CBRE Group, Inc., Class A* 9,700 746,512
Total Investments
(cost $189,465,796) — 97.3% 206,780,029
Other assets in excess of liabilities — 2.7% 5,818,544
NET ASSETS — 100.0%
$ 212,598,573
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

102 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Assets:
Investment securities, at value
*
$ 393,287,715
Repurchase agreements, at value 3,340,415
Cash 12,247,101
Cash pledged for swap contracts —
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 151,851
Security lending income receivable 13,587
Receivable for investments sold —
Receivable for capital shares issued 788,379
Reclaims receivable —
Swap contracts, at value (Note 2) —
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) 6,869
Prepaid expenses 454
Total Assets 409,836,371
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 109,263
Payable for variation margin on futures contracts —
Swap contracts, at value (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) 3,340,415
Accrued expenses and other payables:
Investment advisory fees 255,126
Fund administration fees 25,891
Distribution fees 22,999
Administrative servicing fees 27,165
Accounting and transfer agent fees 387
Trustee fees 40
Custodian fees 15,074
Compliance program costs (Note 3) 490
Professional fees 8,723
Printing fees 86,681
Other 7,816
Total Liabilities 3,900,070
Net Assets $ 405,936,301
* Includes value of securities on loan (Note 2) 88,498,550
Cost of investment securities 401,951,768
Cost of repurchase agreements 3,340,415
Cost of foreign currencies —
Represented by:
Capital $ 455,489,514
Total distributable earnings (loss) (49,553,213)
Net Assets $ 405,936,301

Equity Funds (II) - December 31, 2022 - Statements of Assets and Liabilities - 103
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
NVIT Multi-Manager
Mid Cap Value Fund
NVIT Multi-Manager
Small Cap Growth
Fund
$ 644,960,939 $ 481,790,773 $ 221,390,089 $ 340,163,910 $ 112,074,691
1,472,853 — 486,388 6,753,748 1,863,053
16,414,024 25,746,884 5,912,395 9,592,128 2,392,016
— — 790,000 — —
763,349 — — — —
— 137 — 80,663 —
867,922 647,869 77,785 574,919 34,325
4,782 2,754 3,741 5,267 4,554
— — 461,179 1,211,725 —
57 7,442 345,779 12,771 100,452
— 292,462 — 10,162 —
— — 2,241,460 — —
— — — 6,309 —
— — 47,810 — —
— 15,238 11,073 4,431 —
649 650 158 308 109
664,484,575 508,504,209 231,767,857 358,416,341 116,469,200
— — 553,681 762,522 —
424,254 397,360 232,161 295,662 2,883
38,700 — — — —
— — 1,956,362 — —
— — — 44,652 —
1,472,853 — 486,388 6,753,748 1,863,053
333,971 275,203 128,281 216,305 85,938
32,840 27,730 19,918 25,739 17,462
22,809 93,099 32,004 69,969 10,790
98,858 67,134 29,942 10,554 17,523
494 2,096 205 2,059 166
40 99 29 18 22
10,484 5,338 9 4,390 2,345
753 567 267 399 137
9,448 9,780 9,034 8,489 7,906
69,603 38,303 36,731 39,385 43,802
7,958 2,540 33,158 9,924 3,040
2,523,065 919,249 3,518,170 8,243,815 2,055,067
$ 661,961,510 $ 507,584,960 $ 228,249,687 $ 350,172,526 $ 114,414,133
34,908,630 12,401,073 25,471,659 38,789,664 33,526,361
483,710,400 442,923,664 192,434,254 323,229,854 95,984,030
1,472,853 — 486,388 6,753,748 1,863,053
— 145 — 79,732 —
$ 436,019,082 $ 431,719,522 $ 169,801,743 $ 292,028,433 $ 111,358,413
225,942,428 75,865,438 58,447,944 58,144,093 3,055,720
$ 661,961,510 $ 507,584,960 $ 228,249,687 $ 350,172,526 $ 114,414,133

104 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Net Assets:
Class I Shares $ 299,551,906
Class II Shares 106,384,395
Class IV Shares —
Total $ 405,936,301
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 57,597,677
Class II Shares 23,619,431
Class IV Shares —
Total 81,217,108
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 5 .20
Class II Shares $ 4 .50
Class IV Shares $ —

Equity Funds (II) - December 31, 2022 - Statements of Assets and Liabilities - 105
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
NVIT Multi-Manager
Mid Cap Value Fund
NVIT Multi-Manager
Small Cap Growth
Fund
$ 416,998,017 $ 54,698,889 $ 79,243,657 $ 24,557,884 $ 64,673,279
105,627,182 435,196,462 149,006,030 325,614,642 49,740,854
139,336,311 17,689,609 — — —
$ 661,961,510 $ 507,584,960 $ 228,249,687 $ 350,172,526 $ 114,414,133
18,953,248 2,831,890 11,362,745 2,914,084 5,535,277
4,830,066 22,791,161 22,328,169 38,320,935 5,080,613
6,339,270 915,330 — — —
30,122,584 26,538,381 33,690,914 41,235,019 10,615,890
$ 22 .00 $ 19 .32 $ 6 .97 $ 8 .43 $ 11 .68
$ 21 .87 $ 19 .09 $ 6 .67 $ 8 .50 $ 9 .79
$ 21 .98 $ 19 .33 $ — $ — $ —

106 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Cap Value
Fund
Assets:
Investment securities, at value
*
$ 197,539,245
Repurchase agreements, at value 9,120,127
Cash 3,752,130
Interest and dividends receivable 183,679
Security lending income receivable 7,490
Receivable for investments sold 197,782
Receivable for capital shares issued 11,310
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 3,219
Prepaid expenses 218
Total Assets 210,815,200
Liabilities:
Payable for investments purchased 55,092
Payable for capital shares redeemed 141,359
Payable upon return of securities loaned (Note 2) 9,120,127
Accrued expenses and other payables:
Investment advisory fees 151,516
Fund administration fees 20,183
Distribution fees 10,737
Administrative servicing fees 33,245
Accounting and transfer agent fees 233
Trustee fees 21
Custodian fees 2,712
Compliance program costs (Note 3) 238
Professional fees 8,247
Printing fees 41,058
Other 5,045
Total Liabilities 9,589,813
Net Assets $ 201,225,387
* Includes value of securities on loan (Note 2) 54,378,776
Cost of investment securities 197,028,390
Cost of repurchase agreements 9,120,127
Represented by:
Capital $ 191,350,094
Total distributable earnings (loss) 9,875,293
Net Assets $ 201,225,387

Equity Funds (II) - December 31, 2022 - Statements of Assets and Liabilities - 107
NVIT Multi-Manager
Small Company
Fund
NVIT Neuberger
Berman Multi Cap
Opportunities Fund
NVIT Real Estate
Fund
$ 345,252,778 $ 206,044,978 $ 206,780,029
5,055,727 — —
6,277,611 4,898,171 4,353,992
356,037 143,591 1,020,035
10,574 — —
1,088,980 1,490,367 —
29,752 1,192 727,893
— 5,260 —
— — —
486 253 279
358,071,945 212,583,812 212,882,228
507,519 3,687,340 —
111,091 142,081 68,585
5,055,727 — —
250,885 108,347 111,744
25,028 19,241 20,243
14,571 9,902 16,504
51,681 21,415 28,858
350 184 213
66 18 92
4,749 4,053 1,713
421 239 242
8,691 8,044 8,217
110,925 28,035 24,515
2,887 2,278 2,729
6,144,591 4,031,177 283,655
$ 351,927,354 $ 208,552,635 $ 212,598,573
75,882,147 — —
328,646,944 125,293,749 189,465,796
5,055,727 — —
$ 334,186,156 $ 111,993,296 $ 192,182,646
17,741,198 96,559,339 20,415,927
$ 351,927,354 $ 208,552,635 $ 212,598,573

108 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Cap Value
Fund
Net Assets:
Class I Shares $ 131,645,428
Class II Shares 49,703,192
Class IV Shares 19,876,767
Total $ 201,225,387
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 15,547,775
Class II Shares 6,241,962
Class IV Shares 2,348,186
Total 24,137,923
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .47
Class II Shares $ 7 .96
Class IV Shares $ 8 .46

Equity Funds (II) - December 31, 2022 - Statements of Assets and Liabilities - 109
NVIT Multi-Manager
Small Company
Fund
NVIT Neuberger
Berman Multi Cap
Opportunities Fund
NVIT Real Estate
Fund
$ 261,534,866 $ 162,956,330 $ 136,237,384
68,627,186 45,596,305 76,361,189
21,765,302 — —
$ 351,927,354 $ 208,552,635 $ 212,598,573
16,186,442 14,745,894 19,930,934
4,808,731 4,210,928 11,328,718
1,349,461 — —
22,344,634 18,956,822 31,259,652
$ 16 .16 $ 11 .05 $ 6 .84
$ 14 .27 $ 10 .83 $ 6 .74
$ 16 .13 $ — $ —

110 - Statements of Operations - For the Year Ended December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
INVESTMENT INCOME:
Dividend income $ 691,309
Interest income 257,261
Income from securities lending (Note 2) 152,199
European Union tax reclaims (Note 2) —
Foreign tax withholding (1,968)
Total Income 1,098,801
EXPENSES:
Investment advisory fees 3,535,867
Fund administration fees 173,215
Distribution fees Class II Shares 303,721
Administrative servicing fees Class I Shares 245,488
Administrative servicing fees Class II Shares 85,041
Administrative servicing fees Class IV Shares —
Professional fees 37,698
Printing fees 71,715
Trustee fees 16,770
Custodian fees 32,706
Accounting and transfer agent fees 1,957
Compliance program costs (Note 3) 1,874
Other 12,094
Total expenses before fees waived and expenses reimbursed 4,518,146
Investment advisory fees waived (Note 3) (136,931)
Expenses reimbursed by adviser (Note 3) (207,781)
Net Expenses 4,173,434
NET INVESTMENT INCOME/(LOSS) (3,074,633)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) (38,383,964)
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (38,383,964)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (217,059,700)
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation (217,059,700)
Net realized/unrealized gains (losses) (255,443,664)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (258,518,297)

Equity Funds (II) - For the Year Ended December 31, 2022 - Statements of Operations - 111
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
NVIT Multi-Manager
Mid Cap Value Fund
NVIT Multi-Manager
Small Cap Growth
Fund
$ 13,227,142 $ 12,415,183 $ 1,917,531 $ 8,201,421 $ 647,778
203,131 417,977 86,754 183,159 50,801
67,286 50,230 28,390 52,005 58,562
— — — 1,858 —
— (247,003) — (39,432) —
13,497,559 12,636,387 2,032,675 8,399,011 757,141
4,040,052 3,233,630 1,584,667 2,687,374 1,055,307
230,030 183,151 121,997 153,915 90,191
276,664 1,089,323 397,246 837,785 134,778
657,008 84,969 127,535 39,215 107,565
166,000 653,597 238,348 33,515 80,867
214,475 28,167 — — —
45,552 43,601 33,501 35,123 26,443
23,665 14,919 14,513 25,895 12,217
24,762 18,527 8,699 12,989 4,579
25,152 23,827 15,616 16,649 8,051
2,629 8,920 1,087 8,654 849
2,900 2,130 1,043 1,488 513
14,793 10,600 9,517 7,681 3,157
5,723,682 5,395,361 2,553,769 3,860,283 1,524,517
— — — (108,313) —
— (216,758) (181,485) (120,026) (21,919)
5,723,682 5,178,603 2,372,284 3,631,944 1,502,598
7,773,877 7,457,784 (339,609) 4,767,067 (745,457)
66,060,423 41,857,545 12,475,961 50,288,521 (11,923,334)
(2,295,548) — — — —
— — — 471,858 —
— (41,639) — (1,920) —
— — 16,679,612 — —
63,764,875 41,815,906 29,155,573 50,758,459 (11,923,334)
(138,623,393) (70,674,578) (65,790,561) (65,771,038) (37,425,809)
18,118 — — — —
— — — 92,804 —
— (10,605) — (5,335) —
— — 1,334,613 — —
(138,605,275) (70,685,183) (64,455,948) (65,683,569) (37,425,809)
(74,840,400) (28,869,277) (35,300,375) (14,925,110) (49,349,143)
$ (67,066,523) $ (21,411,493) $ (35,639,984) $ (10,158,043) $ (50,094,600)

112 - Statements of Operations - For the Year Ended December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Cap Value
Fund
INVESTMENT INCOME:
Dividend income $ 2,945,602
Interest income 72,728
Income from securities lending (Note 2) 65,573
European Union tax reclaims (Note 2) —
Foreign tax withholding (4,807)
Total Income 3,079,096
EXPENSES:
Investment advisory fees 1,892,738
Fund administration fees 113,835
Distribution fees Class II Shares 130,505
Administrative servicing fees Class I Shares 215,472
Administrative servicing fees Class II Shares 78,303
Administrative servicing fees Class IV Shares 32,626
Professional fees 28,926
Printing fees 15,450
Trustee fees 7,920
Custodian fees 11,385
Accounting and transfer agent fees 1,226
Compliance program costs (Note 3) 897
Other 4,836
Total expenses before fees waived and expenses reimbursed 2,534,119
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (98,030)
Net Expenses 2,436,089
NET INVESTMENT INCOME 643,007
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 10,073,323
Foreign currency transactions (Note 2) —
Net realized gains (losses) 10,073,323
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (41,790,125)
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (41,790,125)
Net realized/unrealized gains (losses) (31,716,802)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (31,073,795)

Equity Funds (II) - For the Year Ended December 31, 2022 - Statements of Operations - 113
NVIT Multi-Manager
Small Company
Fund
NVIT Neuberger
Berman Multi Cap
Opportunities Fund
NVIT Real Estate
Fund
$ 5,628,459 $ 2,813,007 $ 6,721,980
100,167 23,522 45,164
124,934 — —
56,342 — —
(56,342) (38,761) (10,310)
5,853,560 2,797,768 6,756,834
3,272,042 1,350,767 1,783,461
156,253 110,629 119,004
174,506 120,950 234,187
435,208 265,123 241,658
104,705 — 140,512
35,464 — —
38,471 29,584 31,361
27,518 11,579 21,766
14,011 8,059 9,011
20,608 12,258 12,693
1,591 990 1,119
1,574 926 1,035
8,127 5,079 5,826
4,290,078 1,915,944 2,601,633
(88,219) — (33,126)
— — (197,868)
— — —
4,201,859 1,915,944 2,370,639
1,651,701 881,824 4,386,195
1,491,068 15,844,372 3,869,708
— — 2,951
1,491,068 15,844,372 3,872,659
(88,149,037) (62,710,827) (98,541,669)
— — (203)
(88,149,037) (62,710,827) (98,541,872)
(86,657,969) (46,866,455) (94,669,213)
$ (85,006,268) $ (45,984,631) $ (90,283,018)

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Allspring Discovery Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (3,074,633) $ (5,783,561)
Net realized gains (losses) (38,383,964) 133,523,520
Net change in unrealized appreciation/depreciation (217,059,700) (163,206,846)
Change in net assets resulting from operations (258,518,297) (35,466,887)
Distributions to Shareholders From:
Distributable earnings:
Class I (93,427,135) (75,129,391)
Class II (37,834,260) (25,436,924)
Class IV — —
Change in net assets from shareholder distributions (131,261,395) (100,566,315)
Change in net assets from capital transactions 102,931,811 42,380,362
Change in net assets (286,847,881) (93,652,840)
Net Assets:
Beginning of year 692,784,182 786,437,022
End of year $ 405,936,301 $ 692,784,182
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 7,747,494 $ 18,970,125
Dividends reinvested 93,427,135 75,129,391
Cost of shares redeemed (39,214,653) (68,669,222)
Total Class I Shares 61,959,976 25,430,294
Class II Shares
Proceeds from shares issued 32,409,729 39,000,465
Dividends reinvested 37,834,260 25,436,924
Cost of shares redeemed (29,272,154) (47,487,321)
Total Class II Shares 40,971,835 16,950,068
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ 102,931,811 $ 42,380,362

Equity Funds (II) - December 31, 2022 - Statements of Changes in Net Assets - 115
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 7,773,877 $ 5,670,102 $ 7,457,784 $ 6,306,946
63,764,875 71,635,691 41,815,906 50,700,902
(138,605,275) 71,291,751 (70,685,183) 30,261,498
(67,066,523) 148,597,544 (21,411,493) 87,269,346
(50,078,963) (25,664,076) (6,474,172) (1,347,046)
(12,500,064) (6,473,780) (49,987,679) (9,319,676)
(16,513,314) (8,086,290) (2,148,858) (451,489)
(79,092,341) (40,224,146) (58,610,709) (11,118,211)
16,407,243 (32,581,700) 47,150,229 19,949,966
(129,751,621) 75,791,698 (32,871,973) 96,101,101
791,713,131 715,921,433 540,456,933 444,355,832
$ 661,961,510 $ 791,713,131 $ 507,584,960 $ 540,456,933
$ 5,805,123 $ 5,840,379 $ 7,486,661 $ 6,466,813
50,078,963 25,664,076 6,474,172 1,347,046
(48,699,908) (61,306,999) (9,610,799) (9,857,519)
7,184,178 (29,802,544) 4,350,034 (2,043,660)
7,228,701 12,049,021 42,679,191 76,166,177
12,500,064 6,473,780 49,987,679 9,319,676
(19,112,816) (18,469,297) (50,490,337) (61,997,073)
615,949 53,504 42,176,533 23,488,780
963,282 826,588 764,131 414,736
16,513,314 8,086,290 2,148,858 451,489
(8,869,480) (11,745,538) (2,289,327) (2,361,379)
8,607,116 (2,832,660) 623,662 (1,495,154)
$ 16,407,243 $ (32,581,700) $ 47,150,229 $ 19,949,966

The accompanying notes are an integral part of these financial statements.
116 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Allspring Discovery Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 1,104,528 1,405,217
Reinvested 16,448,439 5,752,633
Redeemed (5,296,111) (5,173,460)
Total Class I Shares 12,256,856 1,984,390
Class II Shares
Issued 4,619,150 3,141,873
Reinvested 7,689,890 2,148,389
Redeemed (4,791,304) (3,798,253)
Total Class II Shares 7,517,736 1,492,009
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares 19,774,592 3,476,399

Equity Funds (II) - December 31, 2022 - Statements of Changes in Net Assets - 117
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
249,954 231,476 344,140 293,829
2,297,396 972,005 337,169 60,587
(2,052,377) (2,412,255) (447,008) (451,617)
494,973 (1,208,774) 234,301 (97,201)
302,429 471,018 2,014,476 3,470,928
578,277 246,907 2,638,358 423,412
(792,044) (729,221) (2,299,334) (2,908,432)
88,662 (11,296) 2,353,500 985,908
39,568 32,263 34,796 18,669
758,218 306,488 111,854 20,294
(372,073) (461,454) (109,215) (109,060)
425,713 (122,703) 37,435 (70,097)
1,009,348 (1,342,773) 2,625,236 818,610

The accompanying notes are an integral part of these financial statements.
118 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Jacobs Levy Large Cap Growth Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (339,609) $ (651,086)
Net realized gains (losses) 29,155,573 59,689,282
Net change in unrealized appreciation/depreciation (64,455,948) 21,431,916
Change in net assets resulting from operations (35,639,984) 80,470,112
Distributions to Shareholders From:
Distributable earnings:
Class I (20,307,536) (14,339,155)
Class II (38,073,479) (26,997,081)
Change in net assets from shareholder distributions (58,381,015) (41,336,236)
Change in net assets from capital transactions 40,419,417 29,386,597
Change in net assets (53,601,582) 68,520,473
Net Assets:
Beginning of year 281,851,269 213,330,796
End of year $ 228,249,687 $ 281,851,269
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 12,166,422 $ 6,647,156
Dividends reinvested 20,307,536 14,339,155
Cost of shares redeemed (15,366,352) (14,377,104)
Total Class I Shares 17,107,606 6,609,207
Class II Shares
Proceeds from shares issued 74,571,206 22,561,321
Dividends reinvested 38,073,479 26,997,081
Cost of shares redeemed (89,332,874) (26,781,012)
Total Class II Shares 23,311,811 22,777,390
Change in net assets from capital transactions $ 40,419,417 $ 29,386,597
SHARE TRANSACTIONS:
Class I Shares
Issued 1,313,924 664,969
Reinvested 2,774,164 1,515,767
Redeemed (1,696,399) (1,449,509)
Total Class I Shares 2,391,689 731,227
Class II Shares
Issued 8,213,960 2,375,577
Reinvested 5,446,806 2,953,729
Redeemed (9,908,080) (2,795,178)
Total Class II Shares 3,752,686 2,534,128
Total change in shares 6,144,375 3,265,355

Equity Funds (II) - December 31, 2022 - Statements of Changes in Net Assets - 119
NVIT Multi-Manager Mid Cap Value Fund NVIT Multi-Manager Small Cap Growth Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 4,767,067 $ 2,735,518 $ (745,457) $ (1,213,439)
50,758,459 56,366,474 (11,923,334) 20,920,169
(65,683,569) 19,154,686 (37,425,809) (4,470,165)
(10,158,043) 78,256,678 (50,094,600) 15,236,565
(2,167,849) (185,750) (10,821,466) (8,281,751)
(29,201,294) (2,578,649) (10,103,504) (6,531,334)
(31,369,143) (2,764,399) (20,924,970) (14,813,085)
8,614,270 (32,124,168) 22,120,620 10,701,267
(32,912,916) 43,368,111 (48,898,950) 11,124,747
383,085,442 339,717,331 163,313,083 152,188,336
$ 350,172,526 $ 383,085,442 $ 114,414,133 $ 163,313,083
$ 7,974,468 $ 6,246,109 $ 10,726,747 $ 17,709,081
2,167,849 185,750 10,821,466 8,281,751
(5,643,478) (4,224,413) (13,569,550) (27,082,010)
4,498,839 2,207,446 7,978,663 (1,091,178)
19,845,287 11,261,578 20,718,431 20,468,567
29,201,294 2,578,649 10,103,504 6,531,334
(44,931,150) (48,171,841) (16,679,978) (15,207,456)
4,115,431 (34,331,614) 14,141,957 11,792,445
$ 8,614,270 $ (32,124,168) $ 22,120,620 $ 10,701,267
876,058 702,763 721,388 854,636
257,641 20,188 874,815 414,295
(624,700) (489,360) (916,642) (1,327,051)
508,999 233,591 679,561 (58,120)
2,243,313 1,243,872 1,611,651 1,132,395
3,446,325 278,201 974,301 377,316
(4,913,901) (5,446,701) (1,394,746) (844,519)
775,737 (3,924,628) 1,191,206 665,192
1,284,736 (3,691,037) 1,870,767 607,072

The accompanying notes are an integral part of these financial statements.
120 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Multi-Manager Small Cap Value Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 643,007 $ (279,981)
Net realized gains 10,073,323 42,497,261
Net change in unrealized appreciation/depreciation (41,790,125) 19,586,926
Change in net assets resulting from operations (31,073,795) 61,804,206
Distributions to Shareholders From:
Distributable earnings:
Class I (21,659,659) —
Class II (8,451,760) —
Class IV (3,307,206) —
Change in net assets from shareholder distributions (33,418,625) —
Change in net assets from capital transactions 15,325,024 (8,634,184)
Change in net assets (49,167,396) 53,170,022
Net Assets:
Beginning of year 250,392,783 197,222,761
End of year $ 201,225,387 $ 250,392,783
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,294,396 $ 13,226,098
Dividends reinvested 21,659,659 —
Cost of shares redeemed (19,322,044) (24,588,009)
Total Class I Shares 8,632,011 (11,361,911)
Class II Shares
Proceeds from shares issued 8,353,566 17,803,181
Dividends reinvested 8,451,760 —
Cost of shares redeemed (11,697,913) (13,147,452)
Total Class II Shares 5,107,413 4,655,729
Class IV Shares
Proceeds from shares issued 349,933 543,099
Dividends reinvested 3,307,206 —
Cost of shares redeemed (2,071,539) (2,471,101)
Total Class IV Shares 1,585,600 (1,928,002)
Change in net assets from capital transactions $ 15,325,024 $ (8,634,184)

Equity Funds (II) - December 31, 2022 - Statements of Changes in Net Assets - 121
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap
Opportunities Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 1,651,701 $ (459,483) $ 881,824 $ 708,631
1,491,068 85,903,126 15,844,372 25,138,334
(88,149,037) 18,604,483 (62,710,827) 34,022,380
(85,006,268) 104,048,126 (45,984,631) 59,869,345
(64,116,253) (3,336,399) (20,140,653) (4,717,096)
(17,737,470) (759,642) (5,756,227) (1,169,253)
(5,335,783) (279,947) — —
(87,189,506) (4,375,988) (25,896,880) (5,886,349)
66,903,485 19,043,573 6,829,393 (17,100,035)
(105,292,289) 118,715,711 (65,052,118) 36,882,961
457,219,643 338,503,932 273,604,753 236,721,792
$ 351,927,354 $ 457,219,643 $ 208,552,635 $ 273,604,753
$ 17,705,879 $ 53,915,550 $ 1,918,661 $ 2,457,673
64,116,253 3,336,399 20,140,653 4,717,096
(42,262,327) (48,043,127) (19,063,272) (21,508,499)
39,559,805 9,208,822 2,996,042 (14,333,730)
20,590,430 26,535,868 6,182,977 5,478,429
17,737,470 759,642 5,756,227 1,169,253
(15,185,787) (14,883,603) (8,105,853) (9,413,987)
23,142,113 12,411,907 3,833,351 (2,766,305)
2,109,236 1,615,298 — —
5,335,783 279,947 — —
(3,243,452) (4,472,401) — —
4,201,567 (2,577,156) — —
$ 66,903,485 $ 19,043,573 $ 6,829,393 $ (17,100,035)

The accompanying notes are an integral part of these financial statements.
122 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Multi-Manager Small Cap Value Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 648,742 1,232,953
Reinvested 2,523,799 —
Redeemed (1,894,234) (2,313,816)
Total Class I Shares 1,278,307 (1,080,863)
Class II Shares
Issued 876,515 1,743,149
Reinvested 1,048,497 —
Redeemed (1,182,971) (1,302,526)
Total Class II Shares 742,041 440,623
Class IV Shares
Issued 38,988 51,425
Reinvested 385,358 —
Redeemed (212,148) (228,997)
Total Class IV Shares 212,198 (177,572)
Total change in shares 2,232,546 (817,812)

Equity Funds (II) - December 31, 2022 - Statements of Changes in Net Assets - 123
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap
Opportunities Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
817,994 2,223,310 147,353 177,343
3,839,572 136,124 1,830,565 324,461
(2,021,796) (2,002,530) (1,515,893) (1,560,150)
2,635,770 356,904 462,025 (1,058,346)
1,114,812 1,197,501 485,590 402,327
1,203,396 34,004 534,003 81,950
(826,683) (690,831) (656,304) (707,586)
1,491,525 540,674 363,289 (223,309)
103,926 66,845 — —
320,106 11,436 — —
(166,394) (186,668) — —
257,638 (108,387) — —
4,384,933 789,191 825,314 (1,281,655)

The accompanying notes are an integral part of these financial statements.
124 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Real Estate Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 4,386,195 $ 1,992,008
Net realized gains 3,872,659 34,352,939
Net change in unrealized appreciation/depreciation (98,541,872) 68,307,772
Change in net assets resulting from operations (90,283,018) 104,652,719
Distributions to Shareholders From:
Distributable earnings:
Class I (14,133,959) (1,882,076)
Class II (7,816,963) (874,159)
Change in net assets from shareholder distributions (21,950,922) (2,756,235)
Change in net assets from capital transactions 3,277,450 (13,839,367)
Change in net assets (108,956,490) 88,057,117
Net Assets:
Beginning of year 321,555,063 233,497,946
End of year $ 212,598,573 $ 321,555,063
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 11,162,115 $ 9,829,943
Dividends reinvested 14,133,959 1,882,076
Cost of shares redeemed (21,510,762) (24,300,131)
Total Class I Shares 3,785,312 (12,588,112)
Class II Shares
Proceeds from shares issued 16,797,020 12,502,630
Dividends reinvested 7,816,963 874,159
Cost of shares redeemed (25,121,845) (14,628,044)
Total Class II Shares (507,862) (1,251,255)
Change in net assets from capital transactions $ 3,277,450 $ (13,839,367)
SHARE TRANSACTIONS:
Class I Shares
Issued 1,326,505 1,098,448
Reinvested 1,863,960 188,583
Redeemed (2,484,382) (2,772,309)
Total Class I Shares 706,083 (1,485,278)
Class II Shares
Issued 1,859,467 1,375,615
Reinvested 1,046,038 88,934
Redeemed (2,982,040) (1,655,004)
Total Class II Shares (76,535) (190,455)
Total change in shares 629,548 (1,675,733)

Equity Funds (II) - December 31, 2022 - Financial Highlights - 125
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.56 $ (0.04) $ (4.12) $ (4.16) $ — $ (2.20) $ (2.20) $ 5.20 (37.61)% $ 299,552 0.82% (0.59)% 0.89% 52.92%
12/31/2021 13.85 (0.09) (0.35) (0.44) (0.02) (1.83) (1.85) 11.56 (4.70)% 524,188 0.82% (0.71)% 0.88% 56.85%
12/31/2020 9.91 (0.06) 5.62 5.56 — (1.62) (1.62) 13.85 60.90% 600,572 0.82% (0.57)% 0.89% 86.95%
12/31/2019 9.55 (0.04) 3.49 3.45 — (3.09) (3.09) 9.91 37.25% 415,069 0.85% (0.37)% 0.88% 60.07%
12/31/2018 12.30 (0.03) (0.36) (0.39) — (2.36) (2.36) 9.55 (6.85)% 336,981 0.85% (0.28)% 0.88% 51.56%
Class II Shares
12/31/2022 10.47 (0.05) (3.72) (3.77) — (2.20) (2.20) 4.50 (37.82)% 106,384 1.07% (0.84)% 1.15% 52.92%
12/31/2021 12.72 (0.12) (0.30) (0.42) — (1.83) (1.83) 10.47 (4.93)% 168,596 1.07% (0.96)% 1.13% 56.85%
12/31/2020 9.23 (0.08) 5.19 5.11 — (1.62) (1.62) 12.72 60.50% 185,865 1.07% (0.82)% 1.14% 86.95%
12/31/2019 9.08 (0.06) 3.30 3.24 — (3.09) (3.09) 9.23 36.84% 146,505 1.10% (0.62)% 1.13% 60.07%
12/31/2018 11.82 (0.06) (0.32) (0.38) — (2.36) (2.36) 9.08 (7.05)% 107,546 1.10% (0.53)% 1.13% 51.56%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

126 - Financial Highlights - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT AQR Large Cap Defensive Style Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 27.22 $ 0.28 $ (2.63) $ (2.35) $ (0.27) $ (2.60) $ (2.87) $ 22.00 (8.44)% $ 416,998 0.79% 1.16% 0.79% 25.96%
12/31/2021 23.53 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.22 21.88% 502,466 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.17 0.24 2.06 2.30 (0.25) (1.69) (1.94) 23.53 10.35% 462,718 0.80% 1.06% 0.80% 27.72%
12/31/2019 18.90 0.24 5.25 5.49 (0.26) (0.96) (1.22) 23.17 29.31% 492,852 0.79% 1.12% 0.79% 16.10%
12/31/2018 19.11 0.22 (0.21) 0.01 (0.22) — (0.22) 18.90 —% 491,746 0.80% 1.11% 0.80% 16.67%
Class II Shares
12/31/2022 27.08 0.22 (2.62) (2.40) (0.21) (2.60) (2.81) 21.87 (8.66)% 105,627 1.04% 0.91% 1.04% 25.96%
12/31/2021 23.42 0.14 4.86 5.00 (0.13) (1.21) (1.34) 27.08 21.57% 128,404 1.05% 0.54% 1.05% 17.86%
12/31/2020 23.08 0.18 2.05 2.23 (0.20) (1.69) (1.89) 23.42 10.05% 111,293 1.05% 0.82% 1.05% 27.72%
12/31/2019 18.83 0.19 5.22 5.41 (0.20) (0.96) (1.16) 23.08 29.02% 114,363 1.04% 0.87% 1.04% 16.10%
12/31/2018 19.04 0.17 (0.21) (0.04) (0.17) — (0.17) 18.83 (0.28)% 94,322 1.05% 0.85% 1.05% 16.67%
Class IV Shares
12/31/2022 27.20 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 21.98 (8.45)% 139,336 0.79% 1.17% 0.79% 25.96%
12/31/2021 23.51 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.20 21.90% 160,843 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.16 0.24 2.05 2.29 (0.25) (1.69) (1.94) 23.51 10.32% 141,910 0.80% 1.06% 0.80% 27.72%
12/31/2019 18.89 0.24 5.25 5.49 (0.26) (0.96) (1.22) 23.16 29.34% 138,425 0.79% 1.12% 0.79% 16.10%
12/31/2018 19.10 0.22 (0.21) 0.01 (0.22) — (0.22) 18.89 —% 114,236 0.80% 1.11% 0.80% 16.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2022 - Financial Highlights - 127
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Equity Dividend Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 22.79 $ 0.36 $ (1.32) $ (0.96) $ (0.30) $ (2.21) $ (2.51) $ 19.32 (3.99)% $ 54,699 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.39 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.79 20.29% 59,202 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.90 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.39 3.63% 52,262 0.80% 1.96% 0.87% 47.27%
12/31/2019 16.56 0.37 4.07 4.44 (0.34) (0.76) (1.10) 19.90 27.31% 54,306 0.80% 1.98% 0.87% 43.80%
12/31/2018 20.10 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) 16.56 (7.26)% 45,752 0.80% 1.87% 0.89% 35.80%
Class II Shares
12/31/2022 22.57 0.30 (1.32) (1.02) (0.25) (2.21) (2.46) 19.09 (4.29)% 435,196 1.05% 1.42% 1.09% 52.53%
12/31/2021 19.21 0.26 3.57 3.83 (0.24) (0.23) (0.47) 22.57 20.00% 461,237 1.05% 1.21% 1.10% 49.65%
12/31/2020 19.74 0.30 0.24 0.54 (0.27) (0.80) (1.07) 19.21 3.35% 373,700 1.05% 1.70% 1.12% 47.27%
12/31/2019 16.44 0.32 4.04 4.36 (0.30) (0.76) (1.06) 19.74 27.01% 333,793 1.05% 1.72% 1.12% 43.80%
12/31/2018 19.97 0.31 (1.55) (1.24) (0.30) (1.99) (2.29) 16.44 (7.46)% 230,187 1.05% 1.62% 1.14% 35.80%
Class IV Shares
12/31/2022 22.80 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.33 (3.99)% 17,690 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.40 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.80 20.28% 20,018 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.91 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.40 3.63% 18,394 0.80% 1.95% 0.87% 47.27%
12/31/2019 16.57 0.37 4.07 4.44 (0.34) (0.76) (1.10) 19.91 27.29% 18,984 0.80% 1.99% 0.87% 43.80%
12/31/2018 20.11 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) 16.57 (7.25)% 16,594 0.80% 1.88% 0.89% 35.80%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

128 - Financial Highlights - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 10.48 $ — $ (1.20) $ (1.20) $ (0.50) $ (1.81) $ (2.31) $ 6.97 (12.49)% $ 79,244 0.81% 0.03% 0.88% 136.52%
12/31/2021 8.94 (0.01) 3.42 3.41 — (1.87) (1.87) 10.48 40.45% 93,990 0.81% (0.11)% 0.90% 107.88%
12/31/2020 12.40 0.01 3.09 3.10 — (6.56) (6.56) 8.94 30.09% 73,693 0.81% 0.07% 0.94% 187.56%
12/31/2019 11.37 0.04 3.26 3.30 (0.49) (1.78) (2.27) 12.40 30.53% 65,304 0.85% 0.33% 0.87% 48.66%
12/31/2018 13.61 0.05 (0.17) (0.12) (0.04) (2.08) (2.12) 11.37 (3.08)% 57,514 0.83% 0.36% 0.83% 62.60%
Class II Shares
12/31/2022 10.11 (0.02) (1.15) (1.17) (0.46) (1.81) (2.27) 6.67 (12.64)% 149,006 1.06% (0.23)% 1.14% 136.52%
12/31/2021 8.70 (0.03) 3.31 3.28 — (1.87) (1.87) 10.11 40.03%(g) 187,861 1.06% (0.36)% 1.15% 107.88%
12/31/2020 12.24 (0.02) 3.04 3.02 — (6.56) (6.56) 8.70 29.77%(g) 139,637 1.06% (0.18)% 1.19% 187.56%
12/31/2019 11.25 0.01 3.22 3.23 (0.46) (1.78) (2.24) 12.24 30.22% 128,499 1.10% 0.08% 1.12% 48.66%
12/31/2018 13.49 0.01 (0.16) (0.15) (0.01) (2.08) (2.09) 11.25 (3.35)% 112,725 1.08% 0.11% 1.08% 62.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - December 31, 2022 - Financial Highlights - 129
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Mid Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 9.52 $ 0.13 $ (0.39) $ (0.26) $ (0.13) $ (0.70) $ (0.83) $ 8.43 (2.59)% $ 24,558 0.93% 1.44% 0.99% 93.03%
12/31/2021 7.73 0.07 1.80 1.87 (0.08) — (0.08) 9.52 24.20% 22,901 0.93% 0.84% 1.00% 56.28%
12/31/2020 7.98 0.09 (0.19) (0.10) (0.15) — (0.15) 7.73 (1.07)% 16,786 0.95% 1.27% 1.01% 97.54%
12/31/2019 8.04 0.13 1.67 1.80 (0.19) (1.67) (1.86) 7.98 23.97% 18,105 0.97% 1.51% 1.00% 46.78%
12/31/2018 11.30 0.10 (1.27) (1.17) (0.12) (1.97) (2.09) 8.04 (13.12)% 13,956 0.95% 0.95% 0.97% 57.62%
Class II Shares
12/31/2022 9.59 0.12 (0.39) (0.27) (0.12) (0.70) (0.82) 8.50 (2.66)% 325,615 1.02% 1.32% 1.08% 93.03%
12/31/2021 7.79 0.07 1.80 1.87 (0.07) — (0.07) 9.59 24.02% 360,185 1.02% 0.73% 1.09% 56.28%
12/31/2020 8.04 0.08 (0.19) (0.11) (0.14) — (0.14) 7.79 (1.14)% 322,931 1.04% 1.17% 1.10% 97.54%
12/31/2019 8.09 0.12 1.69 1.81 (0.19) (1.67) (1.86) 8.04 23.85% 354,803 1.06% 1.39% 1.08% 46.78%
12/31/2018 11.35 0.09 (1.28) (1.19) (0.10) (1.97) (2.07) 8.09 (13.15)% 322,783 1.06% 0.82% 1.08% 57.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

130 - Financial Highlights - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 19.86 $ (0.07) $ (5.83) $ (5.90) $ — $ (2.28) $ (2.28) $ 11.68 (30.33)%(g) $ 64,673 1.09% (0.49)% 1.11% 77.32%
12/31/2021 19.65 (0.13) 2.16 2.03 — (1.82) (1.82) 19.86 10.25%(g) 96,458 1.09% (0.64)% 1.12% 61.82%
12/31/2020 15.98 (0.11) 6.03 5.92 — (2.25) (2.25) 19.65 40.89% 96,535 1.09% (0.65)% 1.15% 72.58%
12/31/2019 15.95 (0.09) 5.38 5.29 — (5.26) (5.26) 15.98 35.71% 76,434 1.10% (0.50)% 1.12% 65.88%
12/31/2018 19.31 (0.12) (0.88) (1.00) — (2.36) (2.36) 15.95 (7.94)% 59,354 1.07% (0.61)% 1.07% 71.16%
Class II Shares
12/31/2022 17.19 (0.09) (5.03) (5.12) — (2.28) (2.28) 9.79 (30.51)% 49,741 1.34% (0.73)% 1.36% 77.32%
12/31/2021 17.26 (0.16) 1.91 1.75 — (1.82) (1.82) 17.19 10.05% 66,855 1.34% (0.89)% 1.37% 61.82%
12/31/2020 14.32 (0.13) 5.32 5.19 — (2.25) (2.25) 17.26 40.51% 55,653 1.34% (0.90)% 1.40% 72.58%
12/31/2019 14.76 (0.12) 4.94 4.82 — (5.26) (5.26) 14.32 35.38% 45,612 1.35% (0.75)% 1.37% 65.88%
12/31/2018 18.07 (0.16) (0.79) (0.95) — (2.36) (2.36) 14.76 (8.22)% 33,338 1.32% (0.86)% 1.32% 71.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - December 31, 2022 - Financial Highlights - 131
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.58 $ 0.04 $ (1.52) $ (1.48) $ (0.03) $ (1.60) $ (1.63) $ 8.47 (12.91)% $ 131,645 1.06% 0.35% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.82 2.81 — — — 11.58 32.04% 165,179 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 134,656 1.06% (0.09)% 1.15% 49.77%
12/31/2019 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) 8.39 19.00% 141,656 1.08% 0.63% 1.10% 127.30%
12/31/2018 15.34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) 10.60 (16.95)% 132,855 1.06% 0.54% 1.07% 56.54%
Class II Shares
12/31/2022 11.00 0.01 (1.44) (1.43) (0.01) (1.60) (1.61) 7.96 (13.16)% 49,703 1.31% 0.11% 1.36% 52.48%
12/31/2021 8.36 (0.03) 2.67 2.64 — — — 11.00 31.58% 60,496 1.31% (0.30)% 1.38% 60.03%
12/31/2020 8.01 (0.02) 0.41 0.39 — (0.04) (0.04) 8.36 4.95% 42,278 1.31% (0.34)% 1.40% 49.77%
12/31/2019 10.29 0.04 1.51 1.55 (0.07) (3.76) (3.83) 8.01 18.69% 39,566 1.33% 0.38% 1.35% 127.30%
12/31/2018 14.96 0.04 (2.05) (2.01) (0.06) (2.60) (2.66) 10.29 (17.12)% 35,301 1.31% 0.29% 1.32% 56.54%
Class IV Shares
12/31/2022 11.57 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.46 (12.94)% 19,877 1.06% 0.36% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.81 2.80 — — — 11.57 31.93% 24,718 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 20,289 1.06% (0.09)% 1.15% 49.77%
12/31/2019 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) 8.39 19.00% 20,635 1.08% 0.63% 1.10% 127.30%
12/31/2018 15.34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) 10.60 (16.95)% 18,809 1.06% 0.54% 1.07% 56.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

132 - Financial Highlights - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Company Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 25.89 $ 0.10 $ (4.82) $ (4.72) $ (0.08) $ (4.93) $ (5.01) $ 16.16 (18.77)% $ 261,535 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.99 (0.02) 6.17 6.15 — (0.25) (0.25) 25.89 30.84% 350,780 1.06% (0.07)% 1.08% 74.63%
12/31/2020 17.02 (0.01) 3.67 3.66 — (0.69) (0.69) 19.99 22.69% 263,798 1.09% (0.08)% 1.11% 64.45%
12/31/2019 15.33 0.02 3.73 3.75 (0.01) (2.05) (2.06) 17.02 25.65% 246,026 1.08% 0.10% 1.10% 73.21%
12/31/2018 22.64 — (1.68) (1.68) — (5.63) (5.63) 15.33 (12.63)% 225,096 1.07% 0.01% 1.09% 128.18%
Class II Shares
12/31/2022 23.58 0.04 (4.37) (4.33) (0.05) (4.93) (4.98) 14.27 (18.98)% 68,627 1.30% 0.23% 1.32% 74.80%
12/31/2021 18.27 (0.07) 5.63 5.56 — (0.25) (0.25) 23.58 30.51% 78,214 1.31% (0.31)% 1.33% 74.63%
12/31/2020 15.66 (0.05) 3.35 3.30 — (0.69) (0.69) 18.27 22.36% 50,740 1.34% (0.33)% 1.36% 64.45%
12/31/2019 14.27 (0.02) 3.46 3.44 — (2.05) (2.05) 15.66 25.35% 46,018 1.33% (0.15)% 1.35% 73.21%
12/31/2018 21.47 (0.05) (1.52) (1.57) — (5.63) (5.63) 14.27 (12.83)% 38,774 1.32% (0.25)% 1.34% 128.18%
Class IV Shares
12/31/2022 25.85 0.10 (4.81) (4.71) (0.08) (4.93) (5.01) 16.13 (18.76)% 21,765 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.97 (0.02) 6.15 6.13 — (0.25) (0.25) 25.85 30.77% 28,226 1.06% (0.08)% 1.08% 74.63%
12/31/2020 17.00 (0.01) 3.67 3.66 — (0.69) (0.69) 19.97 22.72% 23,965 1.09% (0.08)% 1.11% 64.45%
12/31/2019 15.31 0.02 3.73 3.75 (0.01) (2.05) (2.06) 17.00 25.69% 21,200 1.08% 0.10% 1.10% 73.21%
12/31/2018 22.62 — (1.68) (1.68) — (5.63) (5.63) 15.31 (12.64)% 18,325 1.07% 0.01% 1.09% 128.18%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2022 - Financial Highlights - 133
The accompanying notes are an integral part of these financial statements.
NVIT Neuberger Berman Multi Cap Opportunities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 15.15 $ 0.05 $ (2.64) $ (2.59) $ (0.05) $ (1.46) $ (1.51) $ 11.05 (17.06)% $ 162,956 0.83% 0.41% 0.83% 10.20%
12/31/2021 12.24 0.04 3.19 3.23 (0.04) (0.28) (0.32) 15.15 26.57% 216,356 0.84% 0.30% 0.84% 12.58%
12/31/2020 11.78 0.04 1.43 1.47 (0.05) (0.96) (1.01) 12.24 13.55% 187,758 0.85% 0.41% 0.85% 22.11%
12/31/2019 10.06 0.07 2.68 2.75 (0.07) (0.96) (1.03) 11.78 28.07% 185,209 0.84% 0.60% 0.84% 22.98%
12/31/2018 11.81 0.06 (0.47) (0.41) (0.06) (1.28) (1.34) 10.06 (4.76)% 163,140 0.84% 0.55% 0.84% 25.64%
Class II Shares
12/31/2022 14.88 0.04 (2.59) (2.55) (0.04) (1.46) (1.50) 10.83 (17.11)% 45,596 0.93% 0.32% 0.93% 10.20%
12/31/2021 12.03 0.03 3.13 3.16 (0.03) (0.28) (0.31) 14.88 26.42% 57,249 0.94% 0.20% 0.94% 12.58%
12/31/2020 11.60 0.03 1.40 1.43 (0.04) (0.96) (1.00) 12.03 13.40% 48,964 0.95% 0.31% 0.95% 22.11%
12/31/2019 9.91 0.06 2.65 2.71 (0.06) (0.96) (1.02) 11.60 28.09% 47,660 0.94% 0.50% 0.94% 22.98%
12/31/2018 11.66 0.05 (0.47) (0.42) (0.05) (1.28) (1.33) 9.91 (4.93)%(f) 40,109 0.94% 0.45% 0.94% 25.64%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

134 - Financial Highlights - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Real Estate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 10.55 $ 0.15 $ (3.09) $ (2.94) $ (0.13) $ (0.64) $ (0.77) $ 6.84 (28.52)% $ 136,237 0.84% 1.83% 0.93% 92.95%
12/31/2021 7.26 0.07 3.32 3.39 (0.10) — (0.10) 10.55 46.75% 202,790 0.85% 0.82% 0.94% 65.02%
12/31/2020 7.83 0.10 (0.53) (0.43) (0.11) (0.03) (0.14) 7.26 (5.39)% 150,351 0.85% 1.39% 0.94% 72.49%
12/31/2019 6.09 0.13 1.74 1.87 (0.13) — (0.13) 7.83 30.70% 174,343 0.84% 1.71% 0.93% 44.83%
12/31/2018 6.46 0.13 (0.38) (0.25) (0.12) — (0.12) 6.09 (3.92)% 150,214 0.86% 1.98% 0.95% 51.83%
Class II Shares
12/31/2022 10.41 0.13 (3.06) (2.93) (0.10) (0.64) (0.74) 6.74 (28.72)% 76,361 1.09% 1.54% 1.18% 92.95%
12/31/2021 7.17 0.05 3.27 3.32 (0.08) — (0.08) 10.41 46.33% 118,765 1.10% 0.57% 1.19% 65.02%
12/31/2020 7.74 0.08 (0.53) (0.45) (0.09) (0.03) (0.12) 7.17 (5.70)% 83,147 1.10% 1.13% 1.19% 72.49%
12/31/2019 6.02 0.11 1.72 1.83 (0.11) — (0.11) 7.74 30.44% 105,887 1.09% 1.48% 1.18% 44.83%
12/31/2018 6.38 0.11 (0.36) (0.25) (0.11) — (0.11) 6.02 (4.06)% 82,483 1.11% 1.73% 1.20% 51.83%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 135
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Allspring Discovery Fund ("Discovery")
NVIT AQR Large Cap Defensive Style Fund ("Defensive Style")
NVIT BlackRock Equity Dividend Fund ("Equity Dividend")
NVIT Jacobs Levy Large Cap Growth Fund ("JL Large Cap Growth")
NVIT Multi-Manager Mid Cap Value Fund ("Mid Cap Value")
NVIT Multi-Manager Small Cap Growth Fund ("Small Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Neuberger Berman Multi Cap Opportunities Fund ("Multi Cap Opportunities")
NVIT Real Estate Fund ("Real Estate")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Equity Dividend,
JL Large Cap Growth, Small Cap Growth, Small Cap Value, Multi Cap Opportunities, and Real Estate. Shares of Discovery,
Defensive Style, and Mid Cap Value are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Small Company are held by separate accounts established by NLIC and NLAIC and other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, and Class IV shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Real Estate, is a diversified fund as defined in the 1940 Act. Real Estate is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

136 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 137
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 393,287,715 $ – $ – $ 393,287,715
Repurchase Agreements – 3,340,415 – 3,340,415
Total $ 393,287,715 $ 3,340,415 $ – $ 396,628,130
Defensive Style
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 644,960,939 $ – $ – $ 644,960,939
Futures Contracts 37,446 – – 37,446
Repurchase Agreements – 1,472,853 – 1,472,853
Total $ 644,998,385 $ 1,472,853 $ – $ 646,471,238
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,709,710 $ 10,518,000 $ – $ 15,227,710
Auto Components 2,394,950 – – 2,394,950
Automobiles 10,341,172 – – 10,341,172
Banks 56,485,818 – – 56,485,818
Beverages 5,071,849 – – 5,071,849
Capital Markets 5,812,984 – – 5,812,984
Chemicals 5,230,658 – – 5,230,658
Communications Equipment 9,852,333 – – 9,852,333
Consumer Finance 1,216,661 – – 1,216,661
Containers & Packaging 5,245,680 – – 5,245,680
Diversified Financial Services 6,482,959 – – 6,482,959
Diversified Telecommunication Services 7,948,397 – – 7,948,397
Electric Utilities 6,509,219 – – 6,509,219
Entertainment 3,604,816 – – 3,604,816
Food & Staples Retailing 4,935,710 – – 4,935,710
Food Products 10,208,279 – – 10,208,279
Health Care Equipment & Supplies 28,960,989 4,951,565 – 33,912,554
Health Care Providers & Services 43,466,505 – – 43,466,505
Household Durables 3,089,561 4,740,667 – 7,830,228
Industrial Conglomerates – 3,958,090 – 3,958,090
Insurance 30,291,744 4,212,736 – 34,504,480
Interactive Media & Services 1,662,253 – – 1,662,253
Internet & Direct Marketing Retail 1,718,640 – – 1,718,640
IT Services 35,166,580 – – 35,166,580

138 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Machinery $ 1,258,657 $ 4,683,988 $ – $ 5,942,645
Media 14,779,981 – – 14,779,981
Multiline Retail 6,119,805 – – 6,119,805
Multi-Utilities 9,132,762 – – 9,132,762
Oil, Gas & Consumable Fuels 11,525,443 19,948,345 – 31,473,788
Personal Products 10,574,960 – – 10,574,960
Pharmaceuticals 5,775,290 27,296,761 – 33,072,051
Professional Services 7,995,567 – – 7,995,567
Road & Rail 1,926,993 – – 1,926,993
Software 8,406,890 – – 8,406,890
Specialty Retail 4,257,448 – – 4,257,448
Technology Hardware, Storage & Peripherals – 6,952,748 – 6,952,748
Textiles, Apparel & Luxury Goods 3,234,136 – – 3,234,136
Tobacco 4,752,319 – – 4,752,319
Wireless Telecommunication Services 3,205,287 – – 3,205,287
Total Common Stocks $ 383,353,005 $ 87,262,900 $ – $ 470,615,905
Master Limited Partnership 11,174,868 – – 11,174,868
Total $ 394,527,873 $ 87,262,900 $ – $ 481,790,773
JL Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 221,390,089 $ – $ – $ 221,390,089
Repurchase Agreements – 486,388 – 486,388
Total Return Swaps† – 2,241,460 – 2,241,460
Total Assets $ 221,390,089 $ 2,727,848 $ – $ 224,117,937
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (1,956,362) $ – $ (1,956,362)
Total Liabilities $ – $ (1,956,362) $ – $ (1,956,362)
Total $ 221,390,089 $ 771,486 $ – $ 222,161,575
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 6,401,455 $ – $ – $ 6,401,455
Air Freight & Logistics 1,402,920 – – 1,402,920
Airlines 3,502,705 – – 3,502,705
Auto Components 6,321,680 595,874 – 6,917,554
Banks 15,350,483 – – 15,350,483
Beverages 1,747,868 – – 1,747,868
Building Products 3,179,691 1,099,799 – 4,279,490
Capital Markets 11,290,153 – – 11,290,153
Chemicals 7,497,438 1,121,665 – 8,619,103
Commercial Services & Supplies 1,218,569 – – 1,218,569
Communications Equipment 3,571,363 – – 3,571,363
Construction & Engineering – 1,121,297 – 1,121,297
Consumer Finance 1,559,739 – – 1,559,739
Containers & Packaging 13,901,816 – – 13,901,816
Distributors 2,000,472 – – 2,000,472
Diversified Telecommunication Services 1,780,177 – – 1,780,177
Electric Utilities 14,488,489 – – 14,488,489
Electrical Equipment 5,032,033 845,595 – 5,877,628
Electronic Equipment, Instruments &
Components 8,628,441 – – 8,628,441
Energy Equipment & Services 1,030,361 – – 1,030,361
Entertainment 3,383,685 – – 3,383,685

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 139
Level 1 Level 2 Level 3 Total
Assets:
Equity Real Estate Investment Trusts (REITs) $ 23,958,238 $ – $ – $ 23,958,238
Food & Staples Retailing 3,027,420 1,975,197 – 5,002,617
Food Products 8,727,288 – – 8,727,288
Gas Utilities 3,616,067 – – 3,616,067
Health Care Equipment & Supplies 13,573,940 – – 13,573,940
Health Care Providers & Services 17,488,111 – – 17,488,111
Hotels, Restaurants & Leisure 5,230,473 979,588 – 6,210,061
Household Durables 1,182,432 – – 1,182,432
Household Products 1,558,138 1,072,264 – 2,630,402
Independent Power and Renewable
Electricity Producers 1,727,472 – – 1,727,472
Insurance 29,272,866 – – 29,272,866
Interactive Media & Services 1,582,416 – – 1,582,416
IT Services 12,992,870 – – 12,992,870
Life Sciences Tools & Services 1,892,205 – – 1,892,205
Machinery 17,577,203 793,242 – 18,370,445
Media 11,612,323 – – 11,612,323
Metals & Mining 6,511,341 – – 6,511,341
Mortgage Real Estate Investment Trusts
(REITs) 1,303,355 – – 1,303,355
Multiline Retail 3,495,407 – – 3,495,407
Multi-Utilities 5,167,052 – – 5,167,052
Oil, Gas & Consumable Fuels 13,539,220 – – 13,539,220
Paper & Forest Products 1,053,760 123,504 – 1,177,264
Pharmaceuticals 2,782,696 – – 2,782,696
Professional Services 4,007,425 – – 4,007,425
Road & Rail 3,677,102 – – 3,677,102
Semiconductors & Semiconductor
Equipment 4,728,080 – – 4,728,080
Specialty Retail 5,969,291 – – 5,969,291
Technology Hardware, Storage & Peripherals 4,422,414 – – 4,422,414
Thrifts & Mortgage Finance 407,320 – – 407,320
Trading Companies & Distributors 2,514,799 – – 2,514,799
Total Common Stocks $ 327,888,262 $ 9,728,025 $ – $ 337,616,287
Exchange Traded Fund 1,243,117 – – 1,243,117
Forward Foreign Currency Contracts – 6,309 – 6,309
Master Limited Partnership 1,304,506 – – 1,304,506
Repurchase Agreements – 6,753,748 – 6,753,748
Total Assets $ 330,435,885 $ 16,488,082 $ – $ 346,923,967
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (44,652) $ – $ (44,652)
Total Liabilities $ – $ (44,652) $ – $ (44,652)
Total $ 330,435,885 $ 16,443,430 $ – $ 346,879,315
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 111,162,766 $ – $ – $ 111,162,766
Exchange Traded Fund 911,925 – – 911,925
Repurchase Agreements – 1,863,053 – 1,863,053
Total $ 112,074,691 $ 1,863,053 $ – $ 113,937,744
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,093,452 $ – $ – $ 1,093,452

140 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Air Freight & Logistics $ 96,649 $ – $ – $ 96,649
Airlines 11,948 – – 11,948
Auto Components 5,610,147 – – 5,610,147
Banks 20,638,162 – – 20,638,162
Biotechnology 10,757,645 – – 10,757,645
Building Products 6,979,167 – – 6,979,167
Capital Markets 7,853,239 – – 7,853,239
Chemicals 5,683,388 – – 5,683,388
Commercial Services & Supplies 6,012,210 – – 6,012,210
Communications Equipment 812,189 – – 812,189
Construction & Engineering 5,373,109 – – 5,373,109
Consumer Finance 5,475,563 – – 5,475,563
Diversified Consumer Services 2,149,694 – – 2,149,694
Diversified Financial Services 1,287,744 – – 1,287,744
Diversified Telecommunication Services 635,761 – – 635,761
Electric Utilities 1,457,059 – – 1,457,059
Electrical Equipment 2,339,781 – – 2,339,781
Electronic Equipment, Instruments &
Components 6,725,934 – – 6,725,934
Energy Equipment & Services 852,038 – – 852,038
Entertainment 304,113 – – 304,113
Equity Real Estate Investment Trusts (REITs) 8,062,064 – – 8,062,064
Food & Staples Retailing 3,540,454 – – 3,540,454
Food Products 2,730,848 – – 2,730,848
Gas Utilities 654,077 – – 654,077
Health Care Equipment & Supplies 4,189,933 – – 4,189,933
Health Care Providers & Services 7,007,816 – – 7,007,816
Health Care Technology 2,809,870 – – 2,809,870
Hotels, Restaurants & Leisure 3,599,988 – – 3,599,988
Household Durables 875,961 – – 875,961
Independent Power and Renewable
Electricity Producers – – – –
Insurance 11,720,360 – – 11,720,360
Interactive Media & Services 151,356 – – 151,356
Internet & Direct Marketing Retail 179,629 – – 179,629
IT Services 3,902,030 – – 3,902,030
Leisure Products 298,383 – – 298,383
Life Sciences Tools & Services 255,783 – – 255,783
Machinery 5,109,135 – – 5,109,135
Media 56,777 – – 56,777
Metals & Mining 2,890,934 – – 2,890,934
Multiline Retail 1,976,648 – – 1,976,648
Oil, Gas & Consumable Fuels 3,491,895 – – 3,491,895
Paper & Forest Products 850,438 – – 850,438
Personal Products 5,609,522 – – 5,609,522
Pharmaceuticals 774,598 – – 774,598
Professional Services 1,315,351 – – 1,315,351
Real Estate Management & Development 2,933,518 – – 2,933,518
Road & Rail 5,703,562 – – 5,703,562
Semiconductors & Semiconductor
Equipment 1,003,193 – – 1,003,193
Software 6,722,599 – – 6,722,599
Specialty Retail 6,884,097 – – 6,884,097
Technology Hardware, Storage & Peripherals 1,658,728 – – 1,658,728
Textiles, Apparel & Luxury Goods 315,953 – – 315,953
Thrifts & Mortgage Finance 1,120,732 – – 1,120,732
Tobacco 56,928 – – 56,928
Trading Companies & Distributors 5,749,695 – – 5,749,695
Wireless Telecommunication Services 1,187,398 – – 1,187,398
Total Common Stocks $ 197,539,245 $ – $ – $ 197,539,245
Repurchase Agreements – 9,120,127 – 9,120,127

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 141
Level 1 Level 2 Level 3 Total
Assets:
Rights $ – $ – $ – $ –
Total $ 197,539,245 $ 9,120,127 $ – $ 206,659,372
Small Company
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,284,412 $ – $ – $ 4,284,412
Air Freight & Logistics 124,496 – – 124,496
Airlines 20,394 – – 20,394
Auto Components 6,702,155 – – 6,702,155
Banks 44,813,116 – – 44,813,116
Beverages 2,555,593 – – 2,555,593
Biotechnology 25,764,157 – – 25,764,157
Building Products 2,684,330 – – 2,684,330
Capital Markets 4,036,523 – – 4,036,523
Chemicals 5,824,577 – – 5,824,577
Commercial Services & Supplies 9,682,607 – – 9,682,607
Communications Equipment 1,880,781 – – 1,880,781
Construction & Engineering 8,615,926 – – 8,615,926
Consumer Finance 10,549,258 – – 10,549,258
Containers & Packaging 1,077,657 – – 1,077,657
Diversified Consumer Services 4,192,318 – – 4,192,318
Diversified Financial Services 2,518,469 – – 2,518,469
Diversified Telecommunication Services 1,247,355 – – 1,247,355
Electric Utilities 1,787,714 – – 1,787,714
Electrical Equipment 5,333,324 – – 5,333,324
Electronic Equipment, Instruments &
Components 8,226,364 – – 8,226,364
Energy Equipment & Services 1,705,510 – – 1,705,510
Entertainment 1,778,356 – – 1,778,356
Equity Real Estate Investment Trusts (REITs) 15,659,161 – – 15,659,161
Food & Staples Retailing 3,590,829 – – 3,590,829
Food Products 1,218,707 – – 1,218,707
Gas Utilities 1,118,603 – – 1,118,603
Health Care Equipment & Supplies 14,261,425 – – 14,261,425
Health Care Providers & Services 6,979,984 – – 6,979,984
Health Care Technology 6,750,267 – – 6,750,267
Hotels, Restaurants & Leisure 6,562,171 – – 6,562,171
Household Durables 1,652,812 – – 1,652,812
Independent Power and Renewable
Electricity Producers – – – –
Insurance 19,396,717 – – 19,396,717
Interactive Media & Services 349,491 – – 349,491
Internet & Direct Marketing Retail 66,950 – – 66,950
IT Services 5,026,050 – – 5,026,050
Leisure Products 533,416 – – 533,416
Life Sciences Tools & Services 4,848,086 – – 4,848,086
Machinery 8,950,596 – – 8,950,596
Media 111,907 – – 111,907
Metals & Mining 5,729,077 – – 5,729,077
Oil, Gas & Consumable Fuels 14,295,464 – – 14,295,464
Paper & Forest Products 1,655,647 – – 1,655,647
Personal Products 4,848,243 – – 4,848,243
Pharmaceuticals 3,311,215 – – 3,311,215
Professional Services 3,658,947 – – 3,658,947
Real Estate Management & Development 818,439 – – 818,439
Road & Rail 6,182,314 – – 6,182,314

142 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 8,178,485 $ – $ – $ 8,178,485
Software 17,537,142 – – 17,537,142
Specialty Retail 7,406,372 – – 7,406,372
Technology Hardware, Storage & Peripherals 3,286,739 – – 3,286,739
Textiles, Apparel & Luxury Goods 3,946,414 – – 3,946,414
Thrifts & Mortgage Finance 2,127,860 – – 2,127,860
Tobacco 103,182 – – 103,182
Trading Companies & Distributors 7,946,573 – – 7,946,573
Wireless Telecommunication Services 1,738,101 – – 1,738,101
Total Common Stocks $ 345,252,778 $ – $ – $ 345,252,778
Repurchase Agreements – 5,055,727 – 5,055,727
Rights – – – –
Total $ 345,252,778 $ 5,055,727 $ – $ 350,308,505
Multi Cap Opportunities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 206,044,978 $ – $ – $ 206,044,978
Total $ 206,044,978 $ – $ – $ 206,044,978
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 206,780,029 $ – $ – $ 206,780,029
Total $ 206,780,029 $ – $ – $ 206,780,029
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of December 31, 2022, Small Cap Value held one common stock investment and one rights investment that were categorized as Level 3 investments which were each valued at $0.
As of December 31, 2022, Small Company held two common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 143
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent
Small Cap Value
Rights Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales (1,109) (1,109)
Change in Unrealized Appreciation/Depreciation 1,109 1,109
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 12/31/2022 ** $ 1,109 $ 1,109
Small Company
Common
Stocks
Corporate
Bonds Rights Total
Balance as of 12/31/2021 $ — $ — $ — $ —
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) (109,333) (43,259) — (152,592)
Purchases — — — —
Sales — — (2,193) (2,193)
Change in Unrealized Appreciation/Depreciation 109,333 43,259 2,193 154,785
Transfers into Level 3 — — — —
Transfers out of Level 3 — — — —
Balance as of 12/31/2022 $ — $ — $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments
Still Held as of 12/31/2022 ** $ — $ — $ 2,193 $ 2,193
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

144 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 145
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
Defensive Style
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 37,446
Total $ 37,446
JL Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 2,241,460
Total $ 2,241,460

146 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
Liabilities:
Swap Contracts
Equity risk Swap Contracts, at value $ (1,956,362)
Total $ (1,956,362)
Mid Cap Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 6,309
Total $ 6,309
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (44,652)
Total $ (44,652)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Defensive Style
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (2,295,548)
Total $ (2,295,548)
JL Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 16,679,612
Total $ 16,679,612
Mid Cap Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 471,858
Total $ 471,858
Defensive Style
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 18,118
Total $ 18,118
JL Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 1,334,613
Total $ 1,334,613

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 147
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of December 31, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31,
2022:
Mid Cap Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 92,804
Total $ 92,804
Defensive Style
Futures Contracts:
Average Notional Balance Long $ 7,886,385
JL Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 75,231,325
Average Notional Balance — Pays Float Rate $ (73,550,321)
Mid Cap Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 1,132,352
Average Settlement Value Sold $ 8,773,348
JL Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 2,241,460 $ (1,893,294) $ — $ 348,166
Total $ 2,241,460 $ (1,893,294) $ — $ 348,166

148 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
(g) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (1,893,294) $ 1,893,294 $ — $ —
Total $ (1,893,294) $ 1,893,294 $ — $ —
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged from the counterparties.
Aggregate additional collateral pledged was $790,000.
Mid Cap Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ 5,936 $ (153) $ — $ 5,783
UBS AG
Forward Foreign
Currency Contracts $ 373 $ (373) $ — $ —
Total $ 6,309 $ (526) $ — $ 5,783
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ (153) $ 153 — —
JPMorgan Chase
Bank
Forward Foreign
Currency Contracts $ (43,837) $ — $ — $ (43,837)
UBS AG
Forward Foreign
Currency Contracts (662) 373 — (289)
Total $ (44,652) $ 526 $ — $ (44,126)

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 149
borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Discovery $ 3,340,415
Defensive Style 1,472,853
JL Large Cap Growth 486,388
Mid Cap Value 6,753,748
Small Cap Growth 1,863,053
Small Cap Value 9,120,127
Small Company 5,055,727

150 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
BofA Securities, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $17,758,481, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.50%, maturing 11/20/2049 - 7/20/2051; total market value $18,105,000.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Credit Suisse AG, 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $39,494,229, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.00%, maturing 2/23/2023 - 5/15/2037; total market value $40,284,146.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.
Discovery
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Cantor Fitzgerald &
Co. 340,415 – 340,415 (340,415) –
Total $ 3,340,415 $ – $ 3,340,415 $ (3,340,415) $ –
Defensive Style
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 200,000 $ – $ 200,000 $ (200,000) $ –
Cantor Fitzgerald &
Co. 1,172,853 – 1,172,853 (1,172,853) –
Credit Suisse AG 100,000 – 100,000 (100,000) –
Total $ 1,472,853 $ – $ 1,472,853 $ (1,472,853) $ –

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 151
JL Large Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 75,000 $ – $ 75,000 $ (75,000) $ –
Cantor Fitzgerald &
Co. 411,388 – 411,388 (411,388) –
Total $ 486,388 $ – $ 486,388 $ (486,388) $ –
Mid Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 1,753,748 – 1,753,748 (1,753,748) –
Pershing LLC 4,000,000 – 4,000,000 (4,000,000) –
Total $ 6,753,748 $ – $ 6,753,748 $ (6,753,748) $ –
Small Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 145,340 $ – $ 145,340 $ (145,340) $ –
BofA Securities, Inc. 750,000 – 750,000 (750,000) –
Cantor Fitzgerald &
Co. 942,713 – 942,713 (942,713) –
Pershing LLC 25,000 – 25,000 (25,000) –
Total $ 1,863,053 $ – $ 1,863,053 $ (1,863,053) $ –

152 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual
Small Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 5,420,127 – 5,420,127 (5,420,127) –
Credit Suisse AG 200,000 – 200,000 (200,000) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 1,500,000 – 1,500,000 (1,500,000) –
Total $ 9,120,127 $ – $ 9,120,127 $ (9,120,127) $ –
Small Company
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,139,200 $ – $ 3,139,200 $ (3,139,200) $ –
Credit Suisse AG 850,000 – 850,000 (850,000) –
MetLife, Inc. 66,527 – 66,527 (66,527) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 5,055,727 $ – $ 5,055,727 $ (5,055,727) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 153
amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to investments in real estate investments trusts, investments in partnerships, treatments of notional principal contracts, foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), and net operating loss. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals, investments in partnerships, treatment of notional principal contracts, and investments in PFICs.  These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Fund Capital
Total
Distributable
Earnings (Loss)
Discovery $ (4,747,755) $ 4,747,755
Defensive Style (1) 1
Equity Dividend (870) 870
JL Large Cap Growth – –
Mid Cap Value (1) 1
Small Cap Growth (745,562) 745,562
Small Cap Value – –
Small Company – –
Multi Cap Opportunities – –
Real Estate (120,750) 120,750

154 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Discovery Allspring Global Investments, LLC
Defensive Style AQR Capital Management, LLC
Equity Dividend BlackRock Investment Management, LLC
JL Large Cap Growth Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
Mid Cap Value American Century Investments Management, Inc.
Thompson, Siegel & Walmsley LLC
Victory Capital Management Inc.(a)
Small Cap Growth Invesco Advisers, Inc. ("Invesco")
Wellington Management Company LLP (“Wellington
Management”)
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Jacobs Levy
Invesco
Multi Cap Opportunities Neuberger Berman Investment Advisers LLC
Real Estate Wellington Management
(a) Effective January 21, 2022, Victory Capital Management Inc. was appointed as an additional subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Defensive Style Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
JL Large Cap Growth Up to $1 billion 0.65%
$1 billion and more 0.60%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 155
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the year ended December 31, 2022, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2022, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
$200 million and more 0.835%
Multi Cap Opportunities Up to $1 billion 0.60%
$1 billion and more 0.55%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Fund
Advisory Fee
Waiver
(annual rate)
Discovery 0.029%
Mid Cap Value(a) 0.0303
Small Company 0.023
Real Estate 0.013
(a) The rate is effective on January 21, 2022. Prior to the effective date, the advisory fee waived was limited to 0.0293%.
Fund Amount
Discovery $ 136,931
Mid Cap Value 108,313
Small Company 88,219
Real Estate 33,126
Fund Amount
Real Estate $ 197,868
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Discovery 0.75% 0.72% 0.72% 0.68%
Defensive Style 0.58 N/A       N/A 0.58
Equity Dividend 0.63 N/A       N/A 0.59
JL Large Cap Growth 0.65 N/A       N/A 0.58
Mid Cap Value 0.75 0.72 0.72 0.69
Small Cap Growth 0.84 N/A       N/A 0.82
Small Cap Value 0.87 N/A       N/A 0.83
Small Company 0.85 0.83 0.83 0.83
Multi Cap Opportunities 0.60 N/A       N/A 0.60
Real Estate 0.70 0.69 0.61 0.61
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.

156 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Classes
Amount
(annual rate)
Discovery All Classes 0.78%
Equity Dividend All Classes 0.65
JL Large Cap Growth All Classes 0.66
Mid Cap Value All Classes 0.79
Small Cap Growth All Classes 0.94
Small Cap Value All Classes 0.91
Fund Classes
Amount
(annual rate)
Discovery Class I 0.92%
Real Estate Class II 1.68%
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Discovery $ 216,744 $ 227,524 $ 207,781 $ 652,049
Defensive Style — — — —
Equity Dividend 271,194 237,368 216,758 725,320
JL Large Cap Growth 240,426 216,788 181,485 638,699
Mid Cap Value 151,625 148,745 120,026 420,396
Small Cap Growth 67,990 39,311 21,919 129,220
Small Cap Value 148,114 152,342 98,030 398,486
Small Company — — — —
Multi Cap Opportunities — — — —
Real Estate — — — —

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 157
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $1,452,220 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $14,380.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.20% of the average daily net assets of Class
IV shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class II Shares
Discovery 0.25%
Defensive Style 0.25%
Equity Dividend 0.25%
JL Large Cap Growth 0.25%
Mid Cap Value 0.25%
Small Cap Growth 0.25%
Small Cap Value 0.25%
Small Company 0.25%
Multi Cap Opportunities 0.25%
Real Estate 0.25%
Fund Class I Class II Class IV
Discovery 0.07% 0.07% N/A
Defensive Style 0.15 0.15 0.15%
Equity Dividend 0.15 0.15 0.15
JL Large Cap Growth 0.15 0.15 N/A
Mid Cap Value 0.17 0.01 N/A
Small Cap Growth 0.15 0.15 N/A
Small Cap Value 0.15 0.15 0.15
Small Company 0.15 0.15 0.15
Multi Cap Opportunities 0.15 N/A N/A
Real Estate 0.15 0.15 N/A

158 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
N/A — Not Applicable.
Fund Amount
Discovery $ 330,529
Defensive Style 1,037,483
Equity Dividend 766,733
JL Large Cap Growth 365,883
Mid Cap Value 72,730
Small Cap Growth 188,432
Small Cap Value 326,401
Small Company 575,377
Multi Cap Opportunities 265,123
Real Estate 382,170
Fund Purchases Sales
Discovery $ 248,317,801 $ 283,432,881
Defensive Style 177,402,032 244,753,057
Equity Dividend 254,747,952 254,688,089
JL Large Cap Growth 330,100,776 335,427,033
Mid Cap Value 323,407,720 335,917,740
Small Cap Growth 97,053,505 96,136,094
Small Cap Value 112,147,554 128,315,597
Small Company 283,792,716 304,643,355
Multi Cap Opportunities 22,989,688 43,040,338
Real Estate 236,424,356 251,819,356

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 159
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.

160 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2022, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund Amount
Discovery $ 3,439
Mid Cap Value 6,457
Small Cap Growth 435
Small Cap Value 2,587
Multi Cap Opportunities 3,193
Real Estate 4,554
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Discovery $ – $ 131,261,395 $ 131,261,395 $ – $ 131,261,395
Defensive Style 10,689,129 68,403,212 79,092,341 – 79,092,341
Equity Dividend 19,883,375 38,727,334 58,610,709 – 58,610,709
JL Large Cap Growth 35,656,972 22,724,043 58,381,015 – 58,381,015
Mid Cap Value 25,833,368 5,535,775 31,369,143 – 31,369,143
Small Cap Growth – 20,924,970 20,924,970 – 20,924,970
Small Cap Value 14,190,177 19,228,448 33,418,625 – 33,418,625
Small Company 28,527,944 58,661,562 87,189,506 – 87,189,506
Multi Cap Opportunities 3,096,872 22,800,008 25,896,880 – 25,896,880
Real Estate 5,464,148 16,486,774 21,950,922 – 21,950,922
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Discovery $ 7,762,352 $ 92,803,963 $ 100,566,315 $ – $ 100,566,315
Defensive Style 5,443,029 34,781,117 40,224,146 – 40,224,146
Equity Dividend 5,799,676 5,318,535 11,118,211 – 11,118,211
JL Large Cap Growth 8,022,969 33,313,267 41,336,236 – 41,336,236
Mid Cap Value 2,764,399 – 2,764,399 – 2,764,399
Small Cap Growth 800,083 14,013,002 14,813,085 – 14,813,085
Small Cap Value – – – – –
Small Company – 4,375,988 4,375,988 – 4,375,988
Multi Cap Opportunities 726,558 5,159,791 5,886,349 – 5,886,349
Real Estate 2,756,235 – 2,756,235 – 2,756,235
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Discovery $ – $ – $ – $ – $ (34,654,252) $ (14,898,961) $ (49,553,213)
Defensive Style 779,399 63,774,827 64,554,226 – – 161,388,202 225,942,428
Equity Dividend 4,993,893 36,817,244 41,811,137 – – 34,054,301 75,865,438
JL Large Cap Growth 15,237,228 14,569,768 29,806,996 – – 28,640,948 58,447,944

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 161
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
On December 7, 2022, the Board of Trustees approved the termination of Neuberger Berman Investment Advisers LLC as subadviser NVIT Neuberger Berman Multi Cap Opportunities Fund (the "Fund") and approved the appointment of Jacobs Levy
Equity Management, Inc. to subadvise the Fund. The change will become effective on or about February 21, 2023 (the "Effective
Date"). As of the Effective Date, the Fund will be renamed "NVIT Jacobs Levy Large Cap Core Fund."
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Mid Cap Value 9,748,405 40,446,373 50,194,778 – – 7,949,315 58,144,093
Small Cap Growth – – – – (11,252,354) 14,308,074 3,055,720
Small Cap Value 675,196 9,256,202 9,931,398 – – (56,105) 9,875,293
Small Company 219,211 1,808,237 2,027,448 – – 15,713,750 17,741,198
Multi Cap Opportunities 54,522 15,852,543 15,907,065 – – 80,652,274 96,559,339
Real Estate 1,291,203 4,594,872 5,886,075 – – 14,529,852 20,415,927
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Discovery $ 411,527,091 $ 73,686,523 $ (88,585,484) $ (14,898,961)
Defensive Style 485,083,036 183,741,531 (22,353,329) 161,388,202
Equity Dividend 447,729,778 71,440,899 (37,379,904) 34,060,995
JL Large Cap Growth 193,520,627 43,705,805 (15,064,857) 28,640,948
Mid Cap Value 338,930,575 34,300,021 (26,351,281) 7,948,740
Small Cap Growth 99,629,670 21,643,864 (7,335,790) 14,308,074
Small Cap Value 206,715,477 26,936,146 (26,992,251) (56,105)
Small Company 334,594,756 53,394,817 (37,681,068) 15,713,749
Multi Cap Opportunities 125,392,704 84,972,219 (4,319,945) 80,652,274
Real Estate 192,250,177 27,640,487 (13,110,635) 14,529,852
Fund Amount
Discovery $ (34,654,252)
Small Cap Growth (11,252,354)

162 - Report of Independent Registered Public Accounting Firm - December 31, 2022 - Equity Funds (II)
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Allspring Discovery Fund,
NVIT AQR Large Cap Defensive Style Fund, NVIT BlackRock Equity Dividend Fund, NVIT Jacobs Levy Large Cap
Growth Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, NVIT Multi-
Manager Small Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT Jacobs Levy Large Cap Core Fund and
NVIT Real Estate Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Allspring
Discovery Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BlackRock Equity Dividend Fund, NVIT Jacobs Levy Large
Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, NVIT Multi-Manager
Small Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and
NVIT Real Estate Fund (ten of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the
"Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Equity Funds (II) - December 31, 2022 (Unaudited) - Supplemental Information - 163
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

164 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds (II)
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

Equity Funds (II) - December 31, 2022 (Unaudited) - Supplemental Information - 165
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital
Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, and NVIT J.P. Morgan
US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

166 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds (II)
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT GS Small Cap Equity Insights Fund, the Trustees
noted that the Fund had experienced performance in the fourth quintile of its peer group for the two-year period ended June 30,
2022 and considered that the Fund had been organized in 2019 and did not yet have three years of performance.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

Equity Funds (II) - December 31, 2022 (Unaudited) - Supplemental Information - 167
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

168 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds (II)
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

Equity Funds (II) - December 31, 2022 (Unaudited) - Supplemental Information - 169
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
With respect to NVIT Multi-Manager Mid Cap Value Fund, the Trustees noted that the Fund was shown to pay actual management fees and to have a total expense ratio at levels below its peer group median. With respect to NVIT Multi-Manager Small Cap
Growth Fund, NVIT Multi-Manager Small Cap Value Fund, and NVIT Multi-Manager Small Company Fund, the Trustees noted
that, although each Fund was shown to pay actual management fees at a level higher than its peer group median (in the fifth quintile), the Fund’s total expense ratio was at a level below its peer group median (or, in the case of the total expense ratio of
NVIT Multi-Manager Small Company Fund, was within what the Trustees considered a acceptable range of the Fund’s peer group median, within one basis point).
The Trustees noted that each Fund other than NVIT Multi-Manager Mid Cap Value Fund had experienced three-year performance for the period ended June 30, 2022 above the median of its peer group. With respect to NVIT Multi-Manager Mid Cap Value Fund, which had experienced three-year performance in the fifth comparative quintile, the Trustees considered that an additional sub-
adviser was added to the Fund in January 2022 and the Fund’s performance had improved to the first comparative quintile for the one-year period ended June 30, 2022.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreements.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant
Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
NVIT Multi-Manager Mid Cap Value Fund
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the December 6-7, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), the appointment of Thompson,
Siegel & Walmsley LLC (“TSW”) as sub-adviser to the Fund pursuant to a sub-advisory agreement between Nationwide Fund
Advisors, the Fund’s investment adviser (“NFA”), and TSW (the “Sub-advisory Agreement”). The Board was provided with detailed materials relating to TSW and the transaction giving rise to the need for the approval, in advance of the meeting. The Independent
Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the
Sub-advisory Agreement.
NFA informed the Board that Perpetual Limited, an Australian asset management group (“Perpetual”), had agreed to acquire
Pendal Group Ltd. (“Pendal”), the parent organization of TSW. That acquisition, expected in January 2023, would constitute a change of control of TSW, triggering an automatic termination of the current sub-advisory agreement between NFA and TSW. NFA

170 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds (II)
proposed that the Board approve a new Sub-advisory Agreement, on the same terms as the existing agreement, to take effect upon the change of control.
NFA informed the Board that TSW had confirmed that the Transaction will not cause any material changes to TSW’s leadership, investment, operational, or compliance teams’ processes or programs. NFA reported that TSW confirmed that TSW will retain investment and operational autonomy, that investment teams, processes and client support will remain unchanged, and that the
TSW brand will remain in place.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by TSW under the Sub-advisory Agreement, including information relating to TSW’s investment strategy and process for the Fund. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement. In making its determinations, the Board took into account the information provided to it by NFA and TSW, and the recommendation by NFA to approve the new Sub-advisory Agreement.
The Trustees considered that fees would be payable under the Sub-advisory Agreement at the same rates as paid to TSW under the existing sub-advisory agreement, and that the new Sub-advisory Agreement would not have any effect on the expenses of the
Fund.
No information was presented to the Board regarding TSW’s expected profitability as a result of the Sub-advisory Agreement.
On the basis of these considerations, and other information provided at the meeting, the Board, including all of the Independent
Trustees voting separately, unanimously approved the New Sub-advisory Agreement.
Replacement of Neuberger Berman Investment Advisers LLC by Jacobs Levy Equity Management, Inc.
for NVIT Jacobs Levy Large Cap Core Fund (formerly known as the NVIT Neuberger Berman Multi Cap Opportunities
Fund)
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the December 6-7, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Jacobs Levy Large Cap Core Fund (formerly known as the NVIT Neuberger Berman
Multi Cap Opportunities Fund) (the “Fund”), the appointment of Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) as sub-
adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”). Jacobs Levy replaced Neuberger
Berman Investment Advisers LLC (“Neuberger Berman”), the previous sub-adviser to the Fund. The Board was provided with detailed materials relating to Jacobs Levy in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Jacobs Levy under the Sub-advisory Agreement, including information relating to Jacobs Levy’s investment strategy and process for the Fund. The Board also considered information provided to it regarding the experience of the investment personnel of Jacobs Levy who would be managing the Fund. The Board considered information concerning the past performance record of Jacobs Levy in managing the investment strategy it intended to use in managing the Fund’s assets.
The Board considered the sub-advisory fee rate that NFA would pay to Jacobs Levy with respect to the Fund. The Board considered that the sub-advisory fee rate that NFA would pay to Jacobs Levy includes breakpoints at different asset levels than the current sub-advisory fee. The Board noted that sub-advisory fee schedule proposed with respect to Jacobs Levy was anticipated to result in an overall lower effective sub-advisory fee rate to be paid by NFA with respect to the Fund. The Board considered that NFA agreed to share approximately 50% of the reduction in sub-advisory fees with the Fund’s shareholders by reducing its advisory fee through a fee waiver.
The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Jacobs Levy’s expected profitability as a result of the Sub-advisory Agreement or the expected profitability of the Fund with regards to NFA following the implementation of the Sub-advisory Agreement.

Equity Funds (II) - December 31, 2022 (Unaudited) - Supplemental Information - 171
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Discovery – %
Defensive Style 100.00
Equity Dividend 45.74
JL Large Cap Growth 4.14
Mid Cap Value 23.40
Small Cap Growth –
Small Cap Value 16.74
Small Company 15.75
Multi Cap Opportunities 90.33
Real Estate 0.40
Fund Amount
Discovery $ 131,261,395
Defensive Style 68,403,212
Equity Dividend 38,727,334
JL Large Cap Growth 22,724,043
Mid Cap Value 5,535,775
Small Cap Growth 20,924,970
Small Cap Value 19,228,448
Small Company 58,661,562
Multi Cap Opportunities 22,800,008
Real Estate 16,486,774

Equity Funds (II) - December 31, 2022 - Management Information - 173
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

174 - Management Information - December 31, 2022 - Equity Funds (II)
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds (II) - December 31, 2022 - Management Information - 175
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

176 - Market Index Definitions - December 31, 2022 - Equity Funds (II)
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds (II) - December 31, 2022 - Market Index Definitions - 177
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

178 - Market Index Definitions - December 31, 2022 - Equity Funds (II)
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Equity Funds (II) - December 31, 2022 - Market Index Definitions - 179
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

180 - Market Index Definitions - December 31, 2022 - Equity Funds (II)
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results
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P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CEQ-2 (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Short Term Bond Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Example 40
Statements of Investments 43
Statements of Assets and Liabilities 112
Statements of Operations 120
Statements of Changes in Net Assets 124
Financial Highlights 136
Notes to Financial Statements 144
Report of Independent Registered Public Accounting Firm 176
Supplemental Information 177
Management Information 183
Market Index Definitions 186

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
For the annual period ended December 31, 2022, the NVIT Amundi Multi Sector Bond Fund Class I returned -2.30% versus
-13.01% for its benchmark, the Bloomberg
®
US Aggregate Bond Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Multisector Bond (consisting of 34 investments as of December 31, 2022), was -10.95% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The market environment in 2022 was defined by high inflation, an aggressive Federal Reserve (“Fed”), and a Russian/Ukrainian conflict and its knock-on effects. As a result of these factors, US Fixed Income markets experienced a bear-steepening yield curve and a widening of credit spreads. The Fund was positioned generally in line with these macro developments. Performance held up well relative to the -13.01% loss of the Bloomberg US Aggregate Bond Index and compared to the -11.2% loss in the US High
Yield market and -18.10% loss for the S&P 500® Index.
The fiscal and monetary stimulus that propelled risk assets in 2021 turned to hawkish policy in 2022 as the Fed was faced with a quagmire of aggressively taming inflation without completely extinguishing economic activity. Investors dissected the Fed’s every move and public statement, leading to sharp volatility across credit markets. High yield credit spreads started the year at 283 basis points (“bps”) before climbing to peak levels above 580 bps in the summer, while investment grade spreads ranged between
92 bps and 165 bps. Around mid-year, both markets had reached spread levels that have not been experienced since COVID-19 influenced the year of 2020. During these strange times, good news often meant bad news for the market and vice-versa, as any signs of economic weakness spurred market optimism surrounding slowing Fed policy. Strong job or ISM® manufacturing data, typically catalysts for risk-asset bullishness, instead re-kindled fears of higher-for-longer monetary policy. By the end of 2022, corporate spreads settled in the middle of their tights/wide range, with the Bloomberg High Yield Corporate Index spread closing at 469 and the Bloomberg Investment Grade Corporate Index spread closing at 130, a 38 bps increase.
During the year, the confluence of rising interest rates and widening credit spreads led to widespread losses across both high-
quality rate-driven indices, -13.01% total return for the Bloomberg US Aggregate Bond Index and -12.46% for the Bloomberg
®
US
Treasury Index, and credit-driven high yield indices with -11.19% for the Bloomberg US High Yield Corporate Index and -15.26%
for the Bloomberg Emerging Market USD Aggregate Index. The Fund’s outperformance was primarily driven by interest rate hedges, which standardized Treasury futures contracts and contributed 619 bps of total return, and by corporate credit spread hedges (broad market credit default swap index protection), which contributed 73 bps of total return. These positions offset the majority of the Fund’s beta** risk to interest rates and spread changes.
Within the corporate credit sleeve, an overweight position to the Energy sector added relative performance due to security selection and periods of energy-related commodity strength during the first part of the year. Securitized credit allocations saw limited losses during the period due to a positioning tilt towards floating rate and quickly amortizing bond structures. At over 15% of the Fund’s allocation, residential mortgage credit only detracted 24 bps of total return for the year. The largest total return detractor was the Fund’s High Yield Corporate exposure, which brought total return down by -565 bps; however, a large portion of the Fund’s interest rate and credit hedges are attributed to this allocation, reducing its effect on a net basis. The Fund kept ample liquidity throughout the period and remains allocated to an overweight cash position, which will serve as a funding source as continued
volatility creates buying opportunities.
When the Fed eventually pauses its rate hike cycle, investor demand for US fixed income should provide a tailwind for returns on both a spread and duration basis over the near-term. This outlook supports the Fund’s continued focusing on security selection within the corporate credit space; however, given the slim room for policy error, the Fund continues to actively employ both interest rate and credit hedges. We tactically continue to adjust rate and credit hedges based on evolving market conditions and these hedges are viewed in the entirety of the Fund’s integrated positioning. The domestic job market remains overheated, with job openings far greater than the workers available. This factor supports the Fund’s allocation to consumer-focused mortgage-
backed securities and asset-backed securities, where our sector specialists fine-tune subsector allocations to pockets of strong fundamentals while de-emphasizing areas in secular decline such as assets tied to office buildings. The Fund remains cautious on duration, although less cautious than the beginning of the period. Key rate duration is concentrated in the front end of the yield curve with a more neutral position in the intermediate to long-end reflecting the Fed’s influence on the policy rate compared to what is seemingly priced into the markets.
Subadviser:
Amundi Asset Management US, Inc.
Portfolio Managers:
Jonathan M. Duensing, CFA

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Fund Commentary - 5
**Beta is a measure of a stock's volatility in relation to the overall market. If a stock is less volatile than the market, the stock's beta is less than 1.0
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may also invest in high- yield bonds, which are more volatile and are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-
quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund may invest in corporate loans (which have speculative characteristics and are high risk). The Fund may invest in sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal).
The Fund may concentrate on specific countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and illiquidity and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities), including currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6 - Fund Commentary - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
z
Asset Allocation
1
Corporate Bonds 56.0%
Collateralized Mortgage Obligations 11.3%
Commercial Mortgage-Backed Securities 9.8%
Asset-Backed Securities 7.9%
Loan Participations 3.8%
Repurchase Agreements 2.0%
Convertible Bonds 1.3%
Convertible Preferred Stock 0.6%
Futures Contracts 0.4%
Municipal Bond 0.4%
Foreign Government Security 0.3%
Common Stocks 0.1%
Warrant
†
0.0%
Forward Currency Contracts
†
(0.0)%
Credit Default Swaps (0.7)%
Other assets in excess of liabilities
§
6.8%
100.0%
Top Industries
2
Banks 15.6%
Airlines 5.2%
Oil, Gas & Consumable Fuels 5.1%
Capital Markets 5.0%
Electric Utilities 3.5%
Consumer Finance 3.3%
Media 2.1%
Food Products 1.7%
Diversified Telecommunication Services 1.6%
Chemicals 1.6%
Other Industries
#
55.3%
100.0%
Top Holdings
2
Nomura Holdings, Inc., 5.61%, 7/6/2029 1.6%
Oaktown Re III Ltd., 8.74%, 7/25/2029 1.5%
ProFrac Holdings II LLC, Term Loan, 11.10%,
3/4/2025 1.5%
Northern Trust Corp., 6.13%, 11/2/2032 1.4%
FHLMC STACR Trust, 15.39%, 10/25/2048 1.4%
Enel Finance International NV, 5.00%, 6/15/2032 1.4%
BX Trust, 6.21%, 10/15/2036 1.3%
UniCredit SpA, 5.86%, 6/19/2032 1.2%
Eagle RE Ltd., 8.18%, 4/25/2034 1.2%
Commercial Mortgage Trust, 3.47%, 10/10/2048 1.1%
Other Holdings
#
86.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Fund Commentary - 7
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (2.30)% 2.67% 2.77% 10/31/1997
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.06%
Blended Index
*
(13.80)% 0.03% 1.31%
Expense Ratios
Expense
Ratio
^
Class I 0.83%
*
The Blended Index comprises 60% Citigroup US Broad Investment-Grade Bond Index, 15% Citigroup US High-Yield Market Index,
15% Citigroup World Government Bond Index (Unhedged) and 10% JPMorgan Emerging Market Bond Index.
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

8 - Fund Commentary - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Amundi Multi Sector Bond Fund versus performance of the Bloomberg
®
U.S. Aggregate Bond Index and the Blended Index* over the 10-year period ended 12/31/22. Unlike the Fund, the performance of these indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
* The Blended Index comprises 60% Citigroup US Broad Investment-Grade Bond Index, 15% Citigroup US High-Yield Market
Index, 15% Citigroup World Government Bond Index (Unhedged) and 10% JPMorgan Emerging Market Bond Index.

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Fund Commentary - 9
For the annual period ended December 31, 2022, the NVIT BNY Mellon Core Plus Bond Fund Class Y returned -13.44% versus
-13.01% for its benchmark, the Bloomberg
®
US Aggregate Bond. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Intermediate Core-Plus Bond (consisting of 110 investments as of December 31, 2022), was -14.16%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Duration positioning was the strongest positive contributor to the Fund performance. The Fund maintained a short duration bias during the first half of the year, which generated 66 basis point (bps) of Alpha. Currently the Fund is in neutral duration.
Underweight positioning in mortgage-backed securities (MBS) contributed strongly to performance, generating 28 bps of Alpha.
Currently the Fund is neutral MBS. Also, the Fund’s overweight positioning in the Pipelines sector contributed 18 bps of Alpha from allocation. The Fund maintains an overweight to the sector given the fundamental and relative value assessment.
Overweight Credit Beta including Investment Grade, High Yield, and Assets-Backed Securities (ABS) during the year cost the
Fund 47 bps of performance. While moderated, the Fund maintains an overweight rating to the income generators where we believe fundamentals and relative value support positions. ABS, including Agency Commercial Mortgage-backed Securities,
Student Loans and other ABS, generally underperformed during the year costing 11 bps in performance. The Fund continues to maintain these positions.
From a selection perspective, certain non-US sovereign exposures were a drag on performance as well as certain issuers within the Communications and Insurance sectors. These positions are still held in the Fund at the end of reporting period.
The Fund utilizes interest rate futures for hedging purposes only. Interest rate futures help manage the key rate exposures and fine tune positioning to a desired state. The benefit of the duration posture is imbedded in the attribution derived from duration and curve positioning.
There were no material liquidity events during the reporting period.
Subadviser:
Insight Investment
Portfolio Managers:
Gautam Khanna, and James DiChiaro
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund invests in high-yield securities, which are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds.
Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Asset Allocation
1
Corporate Bonds 47.8%
Mortgage-Backed Securities 27.2%
U.S. Treasury Obligations 12.6%
Asset-Backed Securities 8.3%
Repurchase Agreements 1.8%
Foreign Government Sec urities 1.1%
Commercial Mortgage-Backed Securities 1.0%
Collateralized Mortgage Obligations 0.8%
Municipal Bonds 0.4%
Futures Contracts
†
0.0%
Supranational
†
0.0%
Liabilities in excess of other assets (1.0)%
100.0%
Top Industries
2
Banks 6.6%
Oil, Gas & Consumable Fuels 5.7%
Consumer Finance 3.3%
Electric Utilities 2.8%
Capital Markets 2.6%
Media 2.3%
Diversified Telecommunication Services 2.1%
Insurance 1.7%
Chemicals 1.6%
Aerospace & Defense 1.4%
Other Industries
#
69.9%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.88%, 9/30/2026 3.2%
U.S. Treasury Bonds, 2.38%, 5/15/2051 1.7%
U.S. Treasury Bonds, 1.75%, 8/15/2041 1.6%
U.S. Treasury Bonds, 3.13%, 8/15/2044 1.2%
FNMA UMBS, 2.50%, 3/1/2036 1.0%
FHLMC UMBS, 4.50%, 6/1/2052 1.0%
FNMA UMBS, 4.50%, 7/1/2052 1.0%
U.S. Treasury Notes, 0.63%, 12/31/2027 0.9%
U.S. Treasury Bonds, 2.25%, 5/15/2041 0.8%
FNMA UMBS, 5.00%, 10/1/2042 0.8%
Other Holdings
#
86.8%
100.0%
† Amount rounds to less than 0.1%.
# For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1 Percentages indicated are based upon net assets as of December 31, 2022.
2 Percentages indicated are based upon total investments as of December 31, 2022.

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Fund Commentary - 11
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.46)% 0.39% 1.24% 3/24/2008
Class II (13.75)% 0.12% 0.98% 3/24/2008
Class P (13.60)% N/A (11.79)% 9/22/2021
Class Y (13.44)% 0.53% 1.38% 3/24/2008
Bloomberg U.S. Aggregate
Bond Index (13.01)% 0.02% 1.06%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.64% 0.63%
Class II 0.89% 0.88%
Class P 0.74% 0.73%
Class Y 0.49% 0.48%
N/A — Not Applicable.
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

12 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT BNY Mellon Core Plus Bond Fund versus performance of the Bloomberg
®
U.S. Aggregate Bond Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Core Bond Fund - December 31, 2022 - Fund Commentary - 13
For the annual period ended December 31, 2022, the NVIT Core Bond Fund Class Y returned -14.58% versus -13.01% for its benchmark, the Bloomberg
®
US Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Intermediate Core Bond (consisting of 114 investments as of December 31, 2022), was -13.36% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Persistently high inflation readouts led key central banks, including the US Federal Reserve (Fed), to signal a tightening of monetary policy. In response, the Fed raised rates a total of seven times, including four straight increases of 75 basis points (bps), moving the interest rate range from 0% to 0.25% up to 4.25% to 4.50%, a 15-year high. The magnitude of the rate increases heightened investors’ concerns about the ability of the Fed and other central banks to cool inflation without triggering a recession.
The Consumer Price Index (CPI) remained elevated throughout the period with some of its “stickier” components on an upward trajectory, leaving little room for the Federal Open Market Committee to pivot. The services component of CPI exhibited an increase in pricing pressure particularly within the shelter component (owner’s equivalent rent) as well as medical care services.
Additionally, Russia’s invasion of Ukraine weighed on markets and was an added source of volatility particularly as it relates to energy production. The confluence of these factors and their knock-on effects resulted in negative performance for the vast majority of asset classes during the period.
On a relative basis, the Fund underperformed the benchmark, the Bloomberg® U.S. Aggregate Bond Index, by 119 bps in 2022.
The Fund was underweight Treasuries, which contributed positively to performance, as rates rose during the year. Further, the
Fund was positioned for a flatter yield curve, which also contributed to positive performance. The Fund’s underweight position in
Agency Mortgage-Backed Securities (“MBS”) was another positive contributor to performance.
Conversely, the Fund’s overweight positions in corporate credit, non-Agency MBS and commercial mortgage-backed securities were the weakest performers in 2022. Asset classes suffered from rising rates and widening spreads. The Fund continues to maintain an underweight to Treasuries and an overweight to IG credit and structured products.
During the year, the Fund employed derivatives, specifically Treasury futures, to manage duration and yield curve exposure.
Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates. Overall, futures contributed negatively to performance in 2022.
Over 79% of the NVIT Core Bond Fund is rated single-A or higher. The Fund tends to be neutral credit quality to the benchmark with a modest overweight to higher quality securitized credit mixed with a high quality high yield allocation. 2022 was a difficult year for securitized credit due to spread volatility exceeding that of other asset classes, as a result the overweight to securitized detracted from performance. High-yield corporate bonds posted double-digit losses due to a sizable increase in yield spreads.
High-yield issuers are particularly vulnerable to slower economic growth due to their smaller average size and generally weaker balance sheets. The Fund’s out of benchmark exposure to high yield modestly detracted from performance versus the benchmark.
The Fund did not experience any liquidity events during the period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA; and Corsan Maley
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds.
They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund is also subject to risk from the use of derivatives, as many derivatives create investment leverage and are highly volatile. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg® and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.

14 - Fund Commentary - December 31, 2022 - NVIT Core Bond Fund
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Core Bond Fund - December 31, 2022 - Fund Commentary - 15
10
Asset Allocation
1
Mortgage-Backed Securities 29.6%
Corporate Bonds 27.0%
U.S. Treasury Obligations 26.2%
Asset-Backed Securities 11.0%
Commercial Mortgage-Backed Securities 2.0%
Repurchase Agreements 1.2%
Collateralized Mortgage Obligations 1.2%
Municipal Bonds 1.1%
U.S. Government Agency Security 0.9%
Loan Participation 0.1%
Futures Contracts
†
(0.0)%
Credit Default Swaps (0.1)%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Electric Utilities 4.6%
Banks 3.4%
Equity Real Estate Investment Trusts (REITs) 2.4%
Oil, Gas & Consumable Fuels 2.2%
Capital Markets 1.9%
Biotechnology 1.0%
Beverages 0.9%
Multi-Utilities 0.9%
Diversified Telecommunication Services 0.7%
Road & Rail 0.7%
Other Industries
#
81.3%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.00%, 12/15/2024 3.4%
FHLMC UMBS, 2.00%, 3/1/2052 3.2%
U.S. Treasury Bonds, 2.38%, 2/15/2042 3.1%
U.S. Treasury Bonds, 2.25%, 2/15/2052 2.8%
FNMA UMBS, 2.00%, 4/1/2052 2.6%
FNMA UMBS, 2.50%, 2/1/2052 2.1%
FHLMC UMBS, 4.00%, 8/1/2052 2.0%
FHLMC UMBS, 2.50%, 11/1/2051 1.9%
U.S. Treasury Notes, 0.25%, 3/15/2024 1.8%
U.S. Treasury Notes, 1.25%, 12/31/2026 1.7%
Other Holdings
#
75.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

16 - Fund Commentary - December 31, 2022 - NVIT Core Bond Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.69)% (0.40)% 0.98% 3/24/2008
Class II (14.98)% (0.66)% 0.73% 3/24/2008
Class Y (14.58)% (0.26)% 1.13% 3/24/2008
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.06%
Expense Ratios
Expense
Ratio
^
Class I 0.59%
Class II 0.84%
Class Y 0.44%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Core Bond Fund - December 31, 2022 - Fund Commentary - 17
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Bond Fund versus performance of the
Bloomberg
®
U.S. Aggregate Bond Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
For the annual period ended December 31, 2022, the NVIT DoubleLine Total Return Tactical Fund Class I returned -12.85% versus
-13.01% for its benchmark, the Bloomberg
®
US Aggregate Bond Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Intermediate Core-Plus Bond (consisting of 110 investments as of December 31, 2022), was -14.16%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund outperformed its benchmark for 2022. The last 12 months proved to be a historically adverse environment for nearly every asset class and, more specifically, one of the worst years on record for a majority of fixed income sectors. The rise in global yields and widening of credit spreads weighed heavily on performance during the year despite minimal underlying default activity.
Over the period, the Federal Reserve (“Fed”) increased its benchmark Federal Funds Effective Rate by 425 basis points (“bps”).
These hikes were the result of a hawkish pivot in Fed policy, which was an effort to combat decades’ high levels of inflation. While inflation has moderated in recent months, it remains historically elevated. U.S. Treasury yields rose across all tenors, with the
2-year yields increasing 369 bps and the 10-year yields increasing 237 bps. Tensions between Russia and Ukraine escalated in
February 2022, ultimately leading to Russia invading Ukraine. This event drove credit spreads wider and sent the prices of many commodities higher.
Over the period, every sector within the Fund generated negative returns due to the sharp rise in interest rates and credit spread widening within credit sectors. Relative outperformance during the year was driven by the Fund’s shorter duration position and overweight allocation to structured credit, which outperformed Investment Grade Corporate Credit within the benchmark. The top performing sectors within the Fund were Collateralized Loan Obligations (CLOs), Bank Loans and non-Agency Commercial
Mortgage-Backed Securities (CMBS). These sectors were less sensitive to the rise in interest rates and had high interest income.
CLOs within the Fund were effectively flat on a total return basis, putting them well ahead of index sectors, which each experienced double-digit decline.
The worst performing sectors in the Fund were U.S. Treasuries, Agency Residential Mortgage-Backed Securities (RMBS), and
Investment Grade Corporate Credit. These assets suffered from their relatively longer duration in a period of aggressively rising rates. Additionally, Agency RMBS and Investment Grade Corporate Credit experienced spread widening throughout the period in part due to the Fed’s restrictive policy actions.
The three sectors that contributed to the Fund’s outperformance during the period were Bank Loans, CLOs and CMBS, which are all still held within the Fund. The three sectors that detracted from the Fund’s returns were Investment Grade Corporate
Credits, Agency RMBS and U.S. Treasuries, which are still held in the Fund. As of the end of the year, the Fund was positioned defensively with respect to duration while upholding an overweight allocation towards credit. As of December 31, 2022, the Fund had a duration of 5.9 years versus the benchmark duration of 6.2 years. In terms of asset allocation, the Fund favors high quality assets in this environment and continues to utilize paydowns to systematically upgrade the quality of the Fund’s credit holdings without sacrificing yield.
The Fund did not invest in derivatives over the reporting period, and there were no material liquidity events that impacted Fund performance.
Subadviser:
DoubleLine Capital LP
Portfolio Managers:
Jeffrey E. Gundlach and Jeffrey J. Sherman, CFA
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds.
They are also subject to the claims paying ability of the issuing company. The Fund may invest in corporate loans (which have speculative characteristics and are high risk). The Fund may invest in sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund is non-diversified and may concentrate on specific sectors or countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and illiquidity, and are highly volatile).

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Fund Commentary - 19
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Asset Allocation
1
U.S. Treasury Obligations 20.3%
Mortgage-Backed Securities 18.2%
Asset-Backed Securities 17.3%
Collateralized Mortgage Obligations 16.8%
Corporate Bonds 13.4%
Commercial Mortgage-Backed Securities 7.1%
Investment Company 2.5%
Short-Term Investment 0.5%
Foreign Government Securities 0.4%
Other assets in excess of liabilities 3.5%
100.0%
Top Industries
2
Banks 1.6%
Oil, Gas & Consumable Fuels 1.4%
Electric Utilities 0.7%
Hotels, Restaurants & Leisure 0.7%
Media 0.7%
Health Care Providers & Services 0.5%
Metals & Mining 0.5%
Capital Markets 0.5%
Chemicals 0.5%
Consumer Finance 0.5%
Other Industries 92.4%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 4.00%, 11/15/2052 7.2%
U.S. Treasury Notes, 4.13%, 11/15/2032 5.1%
U.S. Treasury Bonds, 3.00%, 8/15/2052 4.2%
FNMA, 2.08%, 10/1/2033 2.7%
DoubleLine Floating Rate Fund, Class I 2.6%
GNMA, 3.50%, 5/20/2051 2.1%
FNMA UMBS, 2.50%, 11/1/2050 1.5%
FNMA UMBS, 3.00%, 8/1/2050 1.4%
FNMA UMBS, 3.50%, 11/1/2050 1.4%
FNMA UMBS, 2.00%, 5/1/2051 1.3%
Other Holdings 70.5%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Fund Commentary - 21
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (12.85)% (0.61)% (0.58)% 10/16/2017
Class II (13.21)% (0.85)% (0.81)% 10/16/2017
Class Y (12.84)% (0.48)% (0.44)% 10/16/2017
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.06%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.97% 0.85%
Class II 1.22% 1.00%
Class Y 0.72% 0.60%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

22 - Fund Commentary - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT DoubleLine Total Return Tactical Fund from inception through 12/31/22 versus performance of the Bloomberg
®
U.S. Aggregate Bond Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Federated High Income Bond Fund - December 31, 2022 - Fund Commentary - 23
For the annual period ended December 31, 2022, the NVIT Federated High Income Bond Fund Class I Fund returned -11.93%
versus -11.18% for its benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index. For broader comparison, the return for the Fund's closest Morningstar peer category, High Yield Bond (consisting of 89 investments as of December 31,
2022), was -10.91% for the same period. Performance for the Fund's other share classes versus the benchmark was included in the Average Annual Total Return chart in this report's Fund Performance section.
The major factors influencing markets during the period under review were concerns about the economy and inflation. Economic growth started the year slow, as the lingering impact of COVID, the outbreak of war in Ukraine, supply chain issues and surging prices, especially for energy and food, caused major distortions. Global Central Banks, including the Federal Reserve (“Fed”), responded to the surge in prices by aggressively raising short term interest rates. Longer term rates also rose, although it was less than short term rates, which resulted in an inverted yield curve. This raised further concerns about the economy; however, the second half of the year saw economic growth surprise to the upside as a robust job market, rising wages, declining COVID concerns, and normalizing supply chains provided support. Corporate earnings also proved resilient as companies were able to aggressively raise prices to offset surging input costs and rising wages, while demand was supported by the strong jobs market and from the benefits of the reopening from COVID. Default rates and credit spreads for high yield securities both climbed modestly higher. The overall impact of these factors can be illustrated by the change in credit spreads between the Credit Suisse
High Yield Bond Index and Treasury securities with similar maturities, which began the period at 355 basis points (“bps), peaked in early July at 606 bps, before declining to end the period at 499 bps.
Security selection in each of the Pharmaceuticals, Technology and Chemicals sectors negatively contributed to performance of the Fund in 2022. The three securities held by the Fund that detracted the most from the Fund’s performance were Audacy,
Mallinckrodt and Polar US Borrower. The Fund continues to hold positions in Audacy, Mallinckrodt equity and Polar US Borrower.
The Mallinckrodt equity position was established as part of a restructuring process in the period.
The Fund benefitted from its underweight to the poor performing Retailer sector in 2022. In P&C Insurance, the Fund’s overweight to the sector in addition to strong security selection within the sector contributed to outperformance in the period. Finally, the overweight to the strong performing Oil Field Services sector benefitted the Fund in the period. The three securities held by the
Fund that contributed the most positively to performance in the reporting period were Superior Energy equity, HUB International and Clarios Global. The Fund continues to retain positions in each of these three securities. The Superior Energy equity position was established as part of a restructuring process in a prior period.
The Fund’s total return for the period reflects actual cash flows, transaction costs and expenses. The Fund experienced a materially large inflow and subsequent outflow of similar size in the first quarter of 2022 that negatively impacted performance in the period.
Away from the aforementioned flows, the Fund did not invest in derivatives and there were no liquidity events that materially impacted performance in the reporting period.
The Fund did not experience any liquidity events that had a material impact on performance during the reporting period.
Subadviser:
Federated Investment Management Company
Portfolio Managers:
Mark Durbiano, CFA and Randy Stuckwish, CFA
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in high-yield bonds, which are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds.
Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2022 - NVIT Federated High Income Bond Fund
Asset Allocation
1
Corporate Bonds 95.9%
Common Stocks 0.5%
Rights
†
0.0%
Other assets in excess of liabilities 3.6%
100.0%
Top Industries
2
Technology 8.8%
Cable Satellite 8.7%
Media Entertainment 7.3%
Insurance - P&C 7.2%
Midstream 6.6%
Healthcare 6.2%
Automotive 5.9%
Packaging 5.5%
Independent Energy 4.7%
Gaming 4.2%
Other Industries 34.9%
100.0%
Top Holdings
2
HUB International Ltd., 7.00%, 5/1/2026 1.3%
Panther BF Aggregator 2 LP, 8.50%, 5/15/2027 1.2%
TransDigm , Inc., 5.50%, 11/15/2027 1.1%
Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/2030 1.1%
1011778 BC ULC, 4.00%, 10/15/2030 1.0%
NFP Corp., 6.88%, 8/15/2028 1.0%
Trivium Packaging Finance BV, 8.50%, 8/15/2027 0.9%
BroadStreet Partners, Inc., 5.88%, 4/15/2029 0.9%
Garda World Security Corp., 9.50%, 11/1/2027 0.8%
Midas Opco Holdings LLC., 5.63%, 8/15/2029 0.8%
Other Holdings 89.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Federated High Income Bond Fund - December 31, 2022 - Fund Commentary - 25
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (11.93)% 1.75% 3.58% 10/31/1997
Bloomberg
®
U.S.
Corporate High-Yield 2%
Issuer Capped Index (11.18)% 2.30% 4.03%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.99% 0.92%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

26 - Fund Commentary - December 31, 2022 - NVIT Federated High Income Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Federated High Income Bond Fund versus performance of the Bloomberg
®
U.S. Corporate High Yield (HY) 2% Issuer Capped Index over the 10-year period ended 12/31/22. Unlike, the
Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Government Bond Fund - December 31, 2022 - Fund Commentary - 27
For the annual period ended December 31, 2022, the NVIT Government Bond Fund Class I returned -12.55% versus -12.12%
for its benchmark, the Bloomberg
®
U.S. Government/Mortgage Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Intermediate Government (consisting of 34 investments as of December 31, 2022), was -11.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Throughout 2022, the Federal Reserve (Fed) raised the Fed funds rate, which resulted in a Fed funds rate 425 basis points higher than at the beginning of 2022. While the hikes to short-term rates have benefited money market holdings tied to the overnight rate
(overnight repurchase agreements and floating rate notes), most short dated fixed-rate holdings over the year did not fully price in the scale and speed of these hikes and were a drag on money market performance.
The Fund maintained an underweight allocation to Agency Mortgage-Backed Securities (“MBS”) through the first eight months of the year, which contributed to relative performance as Agency MBS underperformed Treasuries. The Fund also benefitted from its overweight allocation to Agency Commercial Mortgage-Backed Securities, which outperformed on the year. The Fund was positioned for a flatter yield curve for part of the year, which contributed to performance as the yield curve flattened.
During the year, the Fund employed the use of derivatives, specifically U.S. Treasury Futures, to manage duration exposure.
Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates and curve shape. The Fund was short futures, which contributed to performance as yields rose sharply.
Conversely, the Fund’s out-of-benchmark allocations to Non-Agency MBS and Assets-Backed Securities detracted from performance in 2022. The Fund’s overweight to Agency Debt also detracted from performance, especially in the fourth quarter, as
Agency Debt underperformed Treasuries. The Fund gave back some of the outperformance related to its underweight to Agency
MBS in July, a month in which Agency MBS significantly outperformed. The Agency MBS also underperformed in November, which was another strong month for the asset class, despite covering our underweight in the third quarter.
There were no liquidity events that had a material impact on performance.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary R. Hunt, CFA and Chad W. Finefrock, CFA
The Fund’s value is not guaranteed by the U.S. government or any government agency. The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The fund is also subject to risk from the use of derivatives, as many derivatives create investment leverage and are highly volatile. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
Bloomberg® and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - December 31, 2022 - NVIT Government Bond Fund
Asset Allocation
1
Mortgage-Backed Securities 42.2%
U.S. Government Agency Securities 21.8%
Corporate Bonds 12.2%
U.S. Treasury Obligations 10.0%
Collateralized Mortgage Obligations 9.8%
Asset-Backed Securities 2.3%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.7%
100.0%
Top Holdings
2
Tennessee Valley Authority, 7.13%, 5/1/2030 7.3%
Private Export Funding Corp., 3.25%, 6/15/2025 4.1%
FFCB, 3.14%, 7/2/2026 3.9%
FFCB, 2.38%, 3/16/2032 3.9%
Private Export Funding Corp., 1.40%, 7/15/2028 3.8%
FNMA UMBS, 2.00%, 4/1/2052 3.3%
U.S. Treasury Bonds, 2.50%, 2/15/2045 3.3%
U.S. Treasury Bonds, 2.25%, 8/15/2046 3.1%
FNMA, 2.50%, 9/25/2042 2.9%
Private Export Funding Corp., 1.75%, 11/15/2024 2.8%
Other Holdings 61.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Government Bond Fund - December 31, 2022 - Fund Commentary - 29
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (12.55)% (0.71)% (0.06)% 11/8/1982
Class II (12.74)% (0.96)% (0.30)% 7/8/2002
Class IV (12.56)% (0.71)% (0.06)% 4/28/2003
Class Y (12.42)% (0.56)% 0.32% 4/30/2014
Bloomberg
®
U.S.
Government/Mortgage
Index (12.12)% (0.24)% 0.67%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.72% 0.71%
Class II 0.97% 0.96%
Class IV 0.72% 0.71%
Class Y 0.57% 0.56%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

30 - Fund Commentary - December 31, 2022 - NVIT Government Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Government Bond Fund versus performance of the
Bloomberg
®
U.S. Government (Govt)/Mortgage Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Government Money Market Fund - December 31, 2022 - Fund Commentary - 31
For the annual period ended December 31, 2022, the NVIT Government Money Market Fund Class I returned 1.30% versus
1.33% for its benchmark, the iMoneyNet Money Fund Average
™
Government All. For broader comparison, the return for the Fund's closest Morningstar® peer category, Money Market - Taxable (consisting of 41 investments as of December 31, 2022), was 1.25%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Over the reporting period, the investment environment for the Fund dramatically shifted due to changing central bank monetary policy. At the onset of 2022, massive pandemic government stimulus continued to be injected into the economy, supply chain issues persisted, and interest rates were held historically low for an extended period. The Federal Funds target range began
2022 at 0.00% to 0.25%, a range it was held at since the Federal Reserve (“Fed”) cut rates by 150 basis points (“bps”) over two unscheduled pandemic-driven rate cuts in March 2020. Heading into 2022, the Fed’s median projection for the year-end 2022
Federal Funds rate was just 0.9%, and the Fed only projected it to reach 1.6% by year-end 2023.
In early 2022, the Fed’s belief that the excessive inflation burdening consumers was “transitory” was put to rest. In March, war in Ukraine was well under way. The resulting spike in energy prices compounded the inflationary pressures already resulting from supply-chain issues. The Fed finally raised the policy rate off the zero lower bound at the March 2022 Federal Open Market
Committee (FOMC) meeting, tightening the Federal funds rate by 25 bps. The Fed continued to raise rates through the balance of
2022 as inflation became entrenched. In June, the Consumer Price Index (CPI) reached a 40-year high of 9.1%, a stark example of the work needed to bring inflation to a more manageable level. In September, the Fed doubled the size of Quantitative Tightening
(QT), the process of letting Treasury and mortgage-backed securities roll off the Fed’s balance sheet, from $47.5 billion to $95 billion per month. While QT is small in relation to the Fed’s massive ($8.5 trillion) balance sheet, the Fed believes QT will aid in tightening financial conditions, a necessary precursor to slowing inflation.
During 2022, the Fed raised the benchmark interest rate by 425 bps. A 50-bps hike at the December FOMC meeting set the target range at the current level of 4.25% to 4.50%, a level not seen since 2007. While December’s 50 bps rate hike remains significant in scale, it is a step down from the four consecutive 75 bps rate hikes delivered at the previous four meetings. The Fed has signaled a willingness to remain steadfast in fighting inflation.
During the year, the Fund was positioned with a short weighted average maturity (WAM) in anticipation of interest rate hikes by the Fed. Allocation of Fund assets to Treasury securities fell from 51% to 6%, while allocation to government agency securities increased from 15% to 28%, a result of increasing the allocation to agency floating rate notes (FRN’s). Triparty repurchase agreement holdings increased from 35% to 66% over the period, to maintain a shorter WAM. The Fund’s WAM ended December
2022 at 4 days, down from 38 days one year earlier. The Fund’s weighted average life (WAL) fell to 50 days from 80 days, over the period.
Contributions to Fund performance were driven by positioning the Fund with a short WAM. The combination of Treasury and agency
FRN’s comprised 30% of the Fund, up from 21% one year ago. Treasury FRN’s, which are benchmarked to the 3-month U.S.
Treasury bill and weekly reset are among the highest yielding securities in the Fund. Government agency FRN’s benchmarked to the Secured Overnight Financing Rate (SOFR) have also benefited the Fund due to their daily rate reset. The increased allocation of assets to overnight triparty repurchase agreements has been appropriate in this swiftly rising rate environment. Detractors to
Fund performance include certain fixed-rate (non-overnight) U.S. Treasury bills and U.S. government agency securities held for any significant duration over the period. Yields on longer-dated fixed rate securities the Fund invests in (Treasury bills and U.S.
government agency securities) lagged in relation to yields on overnight repurchase agreements and government floating rate securities; however, fixed rate holdings have been reduced from 44% to 4% over the period.
The Fund did not invest in derivatives, and it did not experience any liquidity events.
Subadviser:
Dreyfus Cash Investment Securities
Portfolio Manager:
Peter Henshaw, Frank Gutierrez, and Brian Wiese
The Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is open to all investors and although it seeks to preserve the value of the investment at $1.00 per share, it cannot guarantee it will do so. You could lose money by investing in the Fund. The Fund may impose a fee upon sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The
Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund may invest in shares of other government money market mutual funds,

32 - Fund Commentary - December 31, 2022 - NVIT Government Money Market Fund
including those advised by the Fund’s subadviser, to provide additional liquidity or to achieve higher yields. Please refer to the most recent prospectus for a more detailed description of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Government Money Market Fund - December 31, 2022 - Fund Commentary - 33
Asset Allocation
1
Repurchase Agreements 66.5%
U.S. Government Agency Securities 28.1%
U.S. Treasury Obligations 6.1%
Liabilities in excess of other assets (0.7)%
100.0%
Top Holdings
2
FHLB, 4.32%, 3/24/2023 2.0%
FHLB, 4.33%, 5/1/2023 2.0%
FHLB, 4.34%, 2/17/2023 1.6%
FHLB, 4.27%, 2/10/2023 1.6%
FHLB, 4.33%, 1/19/2023 1.6%
U.S. Treasury Notes, 4.44%, 7/31/2024 1.6%
FHLB, 4.36%, 3/14/2023 1.3%
FHLB, 4.34%, 1/26/2023 1.3%
U.S. Treasury Notes, 4.45%, 1/31/2023 1.1%
FHLB, 4.35%, 3/28/2023 1.0%
Other Holdings
#
84.9%
100.0%
#
For purposes of listing and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

34 - Fund Commentary - December 31, 2022 - NVIT Government Money Market Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 1.30% 0.94% 0.51% 11/10/1981
Class II 1.13% 0.79% 0.42% 12/14/2009
Class IV 1.30% 0.94% 0.51% 4/28/2003
Class V 1.33% 0.97% 0.53% 10/31/2002
Class Y 1.40% N/A 0.96% 9/28/2018
iMoneyNet Money Fund
Average
TM
Government All 1.33% 0.79% 0.41%
Expense Ratios
Expense
Ratio
^
Class I 0.49%
Class II 0.74%
Class IV 0.49%
Class V 0.44%
Class Y 0.34%
N/A — Not Applicable.
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Government Money Market Fund - December 31, 2022 - Fund Commentary - 35
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Government Money Market Fund versus performance of the iMoneyNet Money Fund Average
TM
Government All over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

36 - Fund Commentary - December 31, 2022 - NVIT Short Term Bond Fund
For the annual period ended December 31, 2022, the NVIT Short Term Bond Fund Class Y returned -5.32% versus -3.69% for its benchmark, the Bloomberg
®
U.S Government/Credit Bond 1-3 Year Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Short-Term Bond (consisting of 58 investments as of December 31, 2022), was -4.94% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Persistently high inflation readouts led key central banks, including the US Federal Reserve (Fed), to signal a tightening of monetary policy. In response, the Fed raised rates a total of seven times, including four straight increases of 75 basis points (bps), moving the interest rate range from 0% to 0.25% up to 4.25% to 4.50%, a 15-year high. The magnitude of the rate increases heightened investors’ concerns about the ability of the Fed and other central banks to cool inflation without triggering a recession.
The Consumer Price Index (CPI) remained elevated throughout the period with some of its “stickier” components on an upward trajectory, leaving little room for the Federal Open Market Committee to pivot. The services component of CPI exhibited an increase in pricing pressure particularly within the shelter component (owner’s equivalent rent) as well as medical care services.
Additionally, Russia’s invasion of Ukraine weighed on markets and was an added source of volatility particularly as it relates to energy production. The confluence of these factors and their knock-on effects resulted in negative performance for the vast majority of asset classes during the period.
On a relative basis, the Fund underperformed the benchmark, the Bloomberg U.S. Government/Credit Bond 1-3 Year Index, by
163 bps in 2022. The Fund was underweighted in Treasuries, which contributed positively to performance, as rates rose during the year. Further, the Fund was positioned for a flatter yield curve, which also contributed to positive performance.
The Fund’s overweight positions in non-Agency Mortgage-Backed Securities (“MBS”), collateralized loan obligations and corporate credit were the weakest performers in 2022. These asset classes suffered from rising rates and widening spreads.
Although the overall overweight to spread product was reduced in 2022, the Fund continues to maintain an overweight in structured products and corporate credit and an underweight in Treasuries.
During the year, the Fund employed derivatives, specifically Treasury futures, to manage duration exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates. The Fund used futures to hedge the longer duration of corporate credit and Agency MBS relative to the benchmark. Futures contributed negatively to performance in 2022.
Over 80% of the Fund is rated single-A or higher. The portfolio, during the period, hovered between AA- and A+ rating due to the overweight allocation to corporate credit. The benchmark carried a AA rating throughout the period. The overweight allocation to corporate credit contributed to outperformance over the benchmark for the year.
The Fund did not experience any liquidity events during the period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA and Corsan Maley
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds.
They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Short Term Bond Fund - December 31, 2022 - Fund Commentary - 37
Asset Allocation
1
U.S. Treasury Obligations 34.8%
Corporate Bonds 33.8%
Asset-Backed Securities 24.1%
Collateralized Mortgage Obligations 3.6%
Mortgage-Backed Securities 1.8%
Repurchase Agreements 0.9%
Commercial Mortgage-Backed Securities 0.7%
Loan Participation 0.1%
Futures Contracts
†
0.0%
Credit Default Swaps (0.1)%
Other assets in excess of liabilities 0.3%
100.0%
Top Industries
2
Banks 9.5%
Electric Utilities 2.4%
Insurance 2.4%
Oil, Gas & Consumable Fuels 1.5%
Entertainment 1.3%
Capital Markets 1.3%
Pharmaceuticals 1.2%
Media 1.1%
Road & Rail 1.1%
Thrifts & Mortgage Finance 1.0%
Other Industries
#
77.2%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.50%, 3/31/2025 7.8%
U.S. Treasury Notes, 1.00%, 12/15/2024 7.1%
U.S. Treasury Notes, 4.50%, 11/30/2024 6.0%
U.S. Treasury Notes, 0.38%, 8/15/2024 4.0%
U.S. Treasury Notes, 3.00%, 6/30/2024 2.5%
U.S. Treasury Notes, 2.88%, 6/15/2025 2.0%
U.S. Treasury Notes, 1.50%, 2/15/2030 1.7%
U.S. Treasury Notes, 2.00%, 5/31/2024 1.3%
U.S. Treasury Notes, 0.38%, 4/15/2024 1.3%
Tricon American Homes Trust, 2.93%, 1/17/2036 1.1%
Other Holdings
#
65.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

38 - Fund Commentary - December 31, 2022 - NVIT Short Term Bond Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (5.39)% 0.48% 0.81% 3/24/2008
Class II (5.67)% 0.24% 0.55% 3/24/2008
Class Y (5.32)% 0.62% 0.95% 3/24/2008
Bloomberg
®
U.S. 1-3 Year
Government/Credit Bond
Index (3.69)% 0.92% 0.88%
Expense Ratios
Expense
Ratio
^
Class I 0.54%
Class II 0.79%
Class Y 0.39%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Short Term Bond Fund - December 31, 2022 - Fund Commentary - 39
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Short Term Bond Fund versus performance of the
Bloomberg
®
U.S. 1-3 Year Government (Govt)/Credit Bond Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

40 - Shareholder Expense Example - December 31, 2022 - Fixed Income Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Amundi Multi Sector Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,017.10 4.12 0.81
Hypothetical
(b)(c)
1,000.00 1,021.12 4.13 0.81
NVIT BNY Mellon Core Plus Bond Fund
Class I Shares
Actual
(b)
1,000.00 984.50 3.15 0.63
Hypothetical
(b)(c)
1,000.00 1,022.03 3.21 0.63
Class II Shares
Actual
(b)
1,000.00 983.00 4.40 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class P Shares
Actual
(b)
1,000.00 983.30 3.65 0.73
Hypothetical
(b)(c)
1,000.00 1,021.53 3.72 0.73
Class Y Shares
Actual
(b)
1,000.00 984.00 2.40 0.48
Hypothetical
(b)(c)
1,000.00 1,022.79 2.45 0.48

Fixed Income Funds - December 31, 2022 - Shareholder Expense Example - 41
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Core Bond Fund
Class I Shares
Actual
(b)
1,000.00 965.80 2.92 0.59
Hypothetical
(b)(c)
1,000.00 1,022.23 3.01 0.59
Class II Shares
Actual
(b)
1,000.00 963.90 4.16 0.84
Hypothetical
(b)(c)
1,000.00 1,020.97 4.28 0.84
Class Y Shares
Actual
(b)
1,000.00 966.10 2.18 0.44
Hypothetical
(b)(c)
1,000.00 1,022.99 2.24 0.44
NVIT DoubleLine Total Return Tactical Fund
Class I Shares
Actual
(b)
1,000.00 968.20 2.93 0.59
Hypothetical
(b)(c)
1,000.00 1,022.23 3.01 0.59
Class II Shares
Actual
(b)
1,000.00 965.60 4.86 0.98
Hypothetical
(b)(c)
1,000.00 1,020.27 4.99 0.98
Class Y Shares
Actual
(b)
1,000.00 968.50 2.88 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
NVIT Federated High Income Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,024.60 4.64 0.91
Hypothetical
(b)(c)
1,000.00 1,020.62 4.63 0.91
NVIT Government Bond Fund
Class I Shares
Actual
(b)
1,000.00 959.20 3.41 0.69
Hypothetical
(b)(c)
1,000.00 1,021.73 3.52 0.69
Class II Shares
Actual
(b)
1,000.00 957.50 4.64 0.94
Hypothetical
(b)(c)
1,000.00 1,020.47 4.79 0.94
Class IV Shares
Actual
(b)
1,000.00 959.10 3.41 0.69
Hypothetical
(b)(c)
1,000.00 1,021.73 3.52 0.69
Class Y Shares
Actual
(b)
1,000.00 935.00 2.78 0.57
Hypothetical
(b)(c)
1,000.00 1,022.33 2.91 0.57

42 - Shareholder Expense Example - December 31, 2022 - Fixed Income Funds
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Government Money Market Fund
Class I Shares
Actual
(b)
1,000.00 1,012.20 2.28 0.45
Hypothetical
(b)(c)
1,000.00 1,022.94 2.29 0.45
Class II Shares
Actual
(b)
1,000.00 1,010.90 3.55 0.70
Hypothetical
(b)(c)
1,000.00 1,021.68 3.57 0.70
Class IV Shares
Actual
(b)
1,000.00 1,012.20 2.28 0.45
Hypothetical
(b)(c)
1,000.00 1,022.94 2.29 0.45
Class V Shares
Actual
(b)
1,000.00 1,012.40 2.03 0.40
Hypothetical
(b)(c)
1,000.00 1,023.19 2.04 0.40
Class Y Shares
Actual
(b)
1,000.00 1,012.90 1.52 0.30
Hypothetical
(b)(c)
1,000.00 1,023.69 1.53 0.30
NVIT Short Term Bond Fund
Class I Shares
Actual
(b)
1,000.00 997.60 2.82 0.56
Hypothetical
(b)(c)
1,000.00 1,022.38 2.85 0.56
Class II Shares
Actual
(b)
1,000.00 995.90 4.07 0.81
Hypothetical
(b)(c)
1,000.00 1,021.12 4.13 0.81
Class Y Shares
Actual
(b)
1,000.00 998.30 2.07 0.41
Hypothetical
(b)(c)
1,000.00 1,023.14 2.09 0.41
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Statement of Investments - 43
Asset-Backed Securities 7.9%
Principal
Amount ($) Value ($)
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 300,000 238,032
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 272,034 258,809
496,841
Automobiles 1.9%
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 543,001
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 444,090
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,402,534
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 867,179
Santander Bank Auto Credit-
Linked Notes, Series
2022-A, Class D, 9.97%,
5/15/2032(a) 1,075,000 1,036,411
4,293,215
Credit Card 0.5%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,159,625
Equipment Loans & Leases 0.8%
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 2,252,597 1,696,457
Other 4.5%
AMSR Trust
Series 2022-SFR3, Class
E1, 4.00%, 10/17/2039(a) 900,000 735,690
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class E, 7.72%,
11/15/2036(a)(b) 1,500,000 1,363,418
MF1 Ltd., Series 2021-
FL7, Class D, 6.89%,
10/16/2036(a)(b) 1,600,000 1,465,131
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,741,384
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,364,874
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 619,066
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
6.73%, 2/20/2030(a)(b) 650,000 615,173
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 166,010 156,374
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 870,485
Tricon American Homes Trust,
Series 2017-SFR2, Class F,
5.10%, 1/17/2036(a) 1,300,000 1,258,312
10,189,907
Total Asset-Backed Securities
(cost $20,288,669)
17,836,045
Collateralized Mortgage Obligations 11.3%
Bellemeade RE Ltd., Series
2021-3A, Class B1, 7.78%,
9/25/2031(a)(b) 2,100,000 1,791,616
Connecticut Avenue Securities
Trust, Series 2022-
R01, Class 1B2, 9.93%,
12/25/2041(a)(b) 1,650,000 1,424,679
Eagle RE Ltd., Series 2021-
2, Class M2, 8.18%,
4/25/2034(a)(b) 2,690,000 2,493,224
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 647,530 436,992
FHLMC STACR REMIC Trust
Series 2022-DNA1, Class
B2, 11.03%, 1/25/2042(a)(b) 1,770,000 1,371,786
Series 2020-DNA5, Class
B2, 15.43%, 10/25/2050(a)
(b) 260,000 291,424
Series 2020-DNA6, Class
B2, 9.58%, 12/25/2050(a)(b) 2,115,000 1,789,606
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 15.39%, 10/25/2048(a)
(b) 2,800,000 3,022,450
Series 2019-DNA3, Class
B2, 12.54%, 7/25/2049(a)(b) 1,360,000 1,371,856
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2020-HQA5, Class
B2, 11.33%, 11/25/2050(a)
(b) 1,140,000 1,026,349
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.20%, 6/1/2051(a)(b) 87,883,040 838,281
FNMA, Series 2021-R02,
Class 2B2, 10.13%,
11/25/2041(a)(b) 590,000 497,151
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 2,045,378 379,550

44 - Statement of Investments - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 1,039,206 181,834
Home RE Ltd., Series 2020-
1, Class B1, 11.39%,
10/25/2030(a)(b) 300,000 298,884
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 29,473,967 300,360
JP Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 55,361,835 299,364
Series 2021-8, Class AX1,
IO, 0.13%, 12/25/2051(a)(b) 49,391,694 287,148
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
8.74%, 7/25/2029(a)(b) 3,270,000 3,172,356
Oaktown Re VII Ltd., Series
2021-2, Class B1, 8.33%,
4/25/2034(a)(b) 1,390,000 1,126,475
STACR Trust, Series 2018-
HRP2, Class B2, 14.89%,
2/25/2047(a)(b) 2,000,000 2,098,648
Traingle Re Ltd., Series
2020-1, Class B1, 12.14%,
10/25/2030(a)(b) 250,000 250,829
Triangle Re Ltd., Series
2021-3, Class B1, 8.88%,
2/25/2034(a)(b) 910,000 720,718
Total Collateralized Mortgage Obligations
(cost $27,125,317)
25,471,580
Commercial Mortgage-Backed Securities 9.8%
BX Commercial Mortgage
Trust, Series 2021-
VOLT, Class F, 6.72%,
9/15/2036(a)(b) 1,000,000 920,005
BX Trust, Series 2021-
ARIA, Class D, 6.21%,
10/15/2036(a)(b) 3,000,000 2,774,299
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.47%, 10/10/2048(b) 3,000,000 2,423,888
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 7.30%, 1/25/2051(a)(b) 1,275,000 1,138,670
Series 2021-MN3, Class
M2, 7.52%, 11/25/2051(a)
(b) 1,615,000 1,417,443
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
6.42%, 10/15/2036(a)(b) 700,000 639,093
Series 2021-IP, Class E,
7.87%, 10/15/2036(a)(b) 300,000 282,410
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.33%,
6/15/2049(a)(b) 2,500,000 1,534,117
Med Trust, Series 2021-
MDLN, Class F, 8.32%,
11/15/2038(a)(b) 1,865,000 1,715,366
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.20%, 4/15/2048(a)(b) 2,000,000 1,585,519
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,369,824
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 1,400,000 1,078,440
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
13.14%, 10/25/2049(a)(b) 2,136,000 1,969,573
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 2,385,719
Total Commercial Mortgage-Backed
Securities
(cost $25,854,173) 22,234,366
Common Stocks 0.1%
Shares
Airlines 0.1%
Grupo Aeromexico SAB de
CV *∞ 43,743 359,166
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stocks
(cost $729,291)
359,166
Convertible Bonds 1.3%
Principal
Amount ($)
Airlines 0.7%
Air Canada, 4.00%, 7/1/2025 1,377,000 1,634,295
Hotels, Restaurants & Leisure 0.5%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 1,789,000 1,106,496
Pharmaceuticals 0.1%
Tricida, Inc., 3.50%,
5/15/2027(c) 1,260,000 113,400
Total Convertible Bonds
(cost $4,451,557)
2,854,191

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Statement of Investments - 45
Convertible Preferred Stock 0.6%
Principal
Amount ($) Value ($)
Banks 0.6%
Wells Fargo & Co., 7.50%, 1,075 1,273,875
Total Convertible Preferred
Stock
(cost $1,516,985) 1,273,875
Corporate Bonds 56.0%
Aerospace & Defense 0.4%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 964,263
Air Freight & Logistics 0.5%
Western Global Airlines LLC ,
10.38%, 8/15/2025(a) 1,530,000 1,148,924
Airlines 3.4%
Allegiant Travel Co. ,
7.25%, 8/15/2027(a) 295,000 280,593
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 345,000 315,315
Gol Finance SA ,
8.00%, 6/30/2026(a) 3,225,000 1,917,481
Grupo Aeromexico SAB de
CV ,
8.50%, 3/17/2027(a) 2,365,000 2,088,866
Spirit Loyalty Cayman Ltd. ,
8.00%, 9/20/2025(a) 975,000 980,002
Transportes Aereos
Portugueses SA ,
Reg. S, 5.63%, 12/2/2024 EUR 2,000,000 2,022,497
7,604,754
Auto Components 1.0%
Dealer Tire LLC ,
8.00%, 2/1/2028(a)(d) 1,247,000 1,097,202
Iochpe-Maxion Austria GmbH ,
5.00%, 5/7/2028(a) 1,280,000 1,064,333
2,161,535
Banks 14.6%
Bank of Nova Scotia (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(e) 2,695,000 2,299,790
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d)(e) 1,845,000 1,923,096
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.00%),
5.75%, 8/9/2033(d)(e) 1,155,000 1,091,084
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(d)(e) 989,000 950,004
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(d)(e) 1,820,000 1,912,729
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 2.87%), 5.40%,
8/11/2033(d)(e) 1,200,000 1,111,228
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(f) 2,408,000 1,652,505
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 4.40%),
8.25%, 11/21/2033(a)(e) 1,380,000 1,399,998
JPMorgan Chase & Co. ,
(SOFR + 2.08%), 4.91%,
7/25/2033(d)(e) 1,780,000 1,694,786
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
4.98%, 8/11/2033(d)(e) 855,000 785,053
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(e) 1,407,000 1,489,311
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.40%),
5.67%, 9/13/2033(d)(e) 1,730,000 1,716,638
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(e) 1,815,000 1,336,329
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(e)(f) 940,000 725,730
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(e) 2,300,000 2,151,154
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
4.03%, 1/21/2043(a)(d)(e) 1,255,000 849,182
Toronto-Dominion Bank (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.08%),
8.12%, 10/31/2082(e) 1,780,000 1,851,200
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(d)(e) 2,350,000 2,204,282

46 - Statement of Investments - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(e) 3,000,000 2,633,625
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(d)(e) 1,240,000 1,176,485
(SOFR + 2.09%), 5.85%,
10/21/2033(d)(e) 1,995,000 2,071,089
33,025,298
Biotechnology 0.7%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,800,000 1,642,606
Building Products 0.2%
Fortune Brands Innovations,
Inc. ,
4.50%, 3/25/2052 335,000 251,503
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 125,000 99,519
351,022
Capital Markets 4.7%
Bank of New York Mellon
Corp. (The) ,
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(e) 1,050,000 1,088,424
Blackstone Holdings Finance
Co. LLC ,
6.20%, 4/22/2033(a)(d) 1,722,000 1,735,787
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 1,310,000 1,197,810
Nomura Holdings, Inc. ,
5.61%, 7/6/2029(d) 3,550,000 3,486,291
Northern Trust Corp. ,
6.13%, 11/2/2032(d) 2,870,000 3,026,249
10,534,561
Chemicals 1.5%
Albemarle Corp. ,
5.65%, 6/1/2052(d) 1,746,000 1,588,617
Celanese US Holdings LLC ,
6.38%, 7/15/2032(d) 695,000 660,909
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a)(d) 1,355,000 1,217,092
3,466,618
Commercial Services & Supplies 0.8%
Allied Universal Holdco LLC ,
3.63%, 6/1/2028(a) 850,000 719,808
4.63%, 6/1/2028(a) 590,000 487,299
4.63%, 6/1/2028(a)(d) 390,000 316,190
6.00%, 6/1/2029(a)(d) 520,000 377,395
1,900,692
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment 0.6%
Motorola Solutions, Inc. ,
5.60%, 6/1/2032(d) 1,307,000 1,272,295
Construction & Engineering 1.4%
Artera Services LLC ,
9.03%, 12/4/2025(a)(d) 678,751 565,461
Promontoria Holding 264 BV ,
6.38%, 3/1/2027(a) EUR 1,355,000 1,350,813
7.88%, 3/1/2027(a) 1,255,000 1,162,477
3,078,751
Consumer Finance 3.1%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 1,090,000 852,119
Avation Capital SA ,
6.50%, 10/31/2026(a)(g) 2,057,430 1,608,367
Ford Motor Credit Co. LLC ,
2.90%, 2/10/2029(d) 3,000,000 2,396,280
3.63%, 6/17/2031 600,000 471,335
VistaJet Malta Finance plc ,
7.88%, 5/1/2027(a)(d) 810,000 730,737
6.38%, 2/1/2030(a)(d) 1,192,000 955,776
7,014,614
Diversified Financial Services 0.6%
Four Lakes Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.50%), 10.92%,
1/7/2026(a)(e) 450,000 450,000
Mona Lisa Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 0.13%), 0.00%,
1/8/2026(a)(e) 450,000 450,000
Mystic Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 0.50%), 4.75%,
1/8/2026(a)(e) 450,000 449,775
1,349,775
Diversified Telecommunication Services 1.5%
Altice France SA ,
5.13%, 1/15/2029(a) 200,000 150,382
5.13%, 7/15/2029(a) 1,785,000 1,338,292
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 1,355,000 1,058,185
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(d) 1,135,000 924,827
3,471,686
Electric Utilities 3.3%
Duke Energy Corp. ,
5.00%, 8/15/2052 2,080,000 1,845,722
Enel Finance International NV ,
5.00%, 6/15/2032(a) 3,260,000 2,936,043
7.75%, 10/14/2052(a)(d) 855,000 913,384
Entergy Louisiana LLC ,
4.75%, 9/15/2052 405,000 363,399

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a) 1,730,000 1,443,048
7,501,596
Electrical Equipment 0.4%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 918,033
Electronic Equipment, Instruments & Components 0.8%
Belden, Inc. ,
3.38%, 7/15/2031(a) 1,925,000 1,710,311
Equity Real Estate Investment Trusts (REITs) 1.0%
HAT Holdings I LLC ,
3.38%, 6/15/2026(a)(d) 1,022,000 887,914
Uniti Group LP ,
6.00%, 1/15/2030(a)(d) 2,200,000 1,392,114
2,280,028
Food Products 1.6%
JBS USA LUX SA ,
5.75%, 4/1/2033(a) 645,000 615,188
6.50%, 12/1/2052(a) 1,285,000 1,223,078
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 2,245,000 1,842,314
3,680,580
Health Care Providers & Services 0.2%
Elevance Health, Inc. ,
6.10%, 10/15/2052 505,000 538,366
Hotels, Restaurants & Leisure 0.9%
Deuce Finco plc ,
5.50%, 6/15/2027(a) GBP 655,000 629,926
Grupo Posadas SAB de CV ,
2.50%, 12/30/2027(a)(d)
(h) (g) 779,690 608,607
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a) 910,000 732,550
1,971,083
Insurance 1.3%
Alamo Re II Pte. Ltd. ,
Series A, (T-BILL 1MO +
5.52%), 9.80%, 6/8/2023(a)
(e) 250,000 249,500
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(d)(e) 2,010,000 1,833,632
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 788,433
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(e) 170,000 161,862
3,033,427
Machinery 0.2%
Park-Ohio Industries, Inc. ,
6.63%, 4/15/2027 590,000 400,811
Marine 0.4%
Hidrovias International
Finance SARL ,
4.95%, 2/8/2031(a) 970,000 718,480
Seaspan Corp. ,
5.50%, 8/1/2029(a) 380,000 287,964
1,006,444
Media 1.4%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a)(d) 2,930,000 2,151,411
CSC Holdings LLC ,
4.63%, 12/1/2030(a) 1,400,000 773,688
5.00%, 11/15/2031(a)(d) 300,000 167,610
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a) 693,000 5,197
3,097,906
Metals & Mining 0.8%
Anglo American Capital plc ,
4.75%, 3/16/2052(a)(d) 1,065,000 884,233
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 860,000 671,167
TMS International Corp. ,
6.25%, 4/15/2029(a)(d) 346,000 247,480
1,802,880
Multi-Utilities 0.5%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(d)(e) 1,330,000 1,077,300
Oil, Gas & Consumable Fuels 4.7%
Boardwalk Pipelines LP ,
3.60%, 9/1/2032 340,000 281,349
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 2,321,000 1,938,035
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 675,665
International Petroleum Corp. ,
Reg. S, 7.25%, 2/1/2027(a) 1,154,000 1,061,680

48 - Statement of Investments - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 2,190,000 1,805,880
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 1,467,000 1,325,281
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,607,401
6.75%, 9/21/2047 508,000 324,103
SCC Power plc ,
4.00%, 12/31/2028(a)(g) 1,846,451 635,384
0.00%, 5/17/2032(a)(g) 1,000,161 24,835
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,306,000 1,047,412
10,727,025
Pharmaceuticals 0.9%
Gruenenthal GmbH ,
4.13%, 5/15/2028(a) EUR 2,100,000 2,017,531
Professional Services 0.2%
CoreLogic, Inc. ,
4.50%, 5/1/2028(a) 680,000 521,696
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030 1,160,000 884,500
Road & Rail 0.3%
Ashtead Capital, Inc. ,
5.50%, 8/11/2032(a) 630,000 602,576
Software 0.1%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a)(d) 395,000 291,088
Specialty Retail 1.3%
AutoNation, Inc. ,
3.85%, 3/1/2032 1,750,000 1,396,809
Shiba Bidco SpA ,
4.50%, 10/31/2028(a) 1,710,000 1,565,813
2,962,622
Thrifts & Mortgage Finance 0.3%
United Wholesale Mortgage
LLC ,
5.50%, 4/15/2029(a)(d) 850,000 676,158
Total Corporate Bonds
(cost $147,068,186)
126,689,355
Foreign Government Security 0.3%
SERBIA 0.3%
Republic of Serbia,
2.05%, 9/23/2036(a) EUR 1,225,000 734,764
Total Foreign Government Security
(cost $1,398,568)
734,764
Loan Participations 3.8%
Principal
Amount ($) Value ($)
Airlines 0.5%
LaserShip, Inc., 1st Lien Term
Loan, (ICE LIBOR USD 3
Month + 4.50%), 9.23%,
5/7/2028 (e) 651,750 464,098
Propulsion (BC) Newco
LLC, Term Loan, (SOFR +
4.00%), 7.18%, 9/14/2029
(e) 780,000 756,600
1,220,698
0
Construction Machinery 0.2%
PECF USS Intermediate
Holding III Corp., Term
Loan, (ICE LIBOR USD 1
Month + 4.25%), 8.63%,
12/15/2028 (e) 534,600 444,237
0
Homefurnishing Retail 0.5%
Osmosis Buyer Ltd., Term
Loan, (SOFR + 3.75%),
7.84%, 7/31/2028 (e) 1,162,778 1,093,012
Osmosis Buyer Ltd., Term
Loan B, (SOFR + 3.75%),
8.09%, 7/31/2028 (e) 101,111 95,044
1,188,056
0
Media 0.6%
Radiate Holdco LLC, Term
Loan, (ICE LIBOR USD 1
Month + 3.25%), 7.63%,
9/25/2026 (e) 1,668,150 1,348,949
0
Metal Fabrication/Hardware 0.6%
Grinding Media, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
8.07%, 10/12/2028 (e) 1,382,500 1,278,812
0
Oil & Gas Services 1.4%
ProFrac Holdings II LLC, Term
Loan, (SOFR + 7.25%),
11.10%, 3/4/2025 (e) 3,060,790 3,137,310
0
Total Loan Participations
(cost $9,301,053) 8,618,062
Municipal Bond 0.4%
Arizona 0.4%
Arizona Industrial
Development Authority, RB,
Series A, 3.00%, 2/1/2045 1,300,000 991,063
Total Municipal Bond
(cost $1,108,771)
991,063

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Statement of Investments - 49
Warrants 0.0%
†
Number of
Warrants Value ($)
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 *∞ 35,000 0
Total Warrants (cost $0) 0
Repurchase Agreements 2.0%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,453,073,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$1,481,426. (i)(j) 1,452,378 1,452,378
MetLife, Inc.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $2,000,956,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $2,041,060. (i)(j) 2,000,000 2,000,000
Pershing LLC
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,482,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$1,020,000. (i)(j) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,452,378)
4,452,378
Total Investments
(cost $243,294,948) — 93.5%
211,514,845
Other assets in excess of
liabilities — 6.5% 14,678,992
NET ASSETS — 100.0%
$ 226,193,837
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $134,282,001 which represents 59.37% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Security in default.
(d) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $24,627,025, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,452,378 and by
$21,093,868 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 5.25%, and maturity dates ranging from 2/28/2023 –
11/15/2051, a total value of $25,546,246.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2022.
The maturity date reflects the next call date.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$4,452,378.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

50 - Statement of Investments - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
39-V1 5.00 Quarterly 12/20/2027 4.85 USD 61,000,000 935,416 (1,383,877) (448,461)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.82 USD 50,000,000 (138,089) (275,692) (413,781)
797,327 (1,659,569) (862,242)
As of December 31, 2022, the Fund had $4,316,073 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Statement of Investments - 51
Forward Foreign Currency Contracts outstanding as of December 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 670,561 GBP 543,988 Bank of America NA 1/19/2023 12,630
Total unrealized appreciation 12,630
USD 13,020,382 EUR 12,190,000 Morgan Stanley Co., Inc. 1/19/2023 (42,538)
USD 355,962 MXN 7,118,683 HSBC Bank PLC 3/29/2023 (3,748)
Total unrealized depreciation (46,286)
Net unrealized depreciation (33,656)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 73 3/2023 USD 14,970,703 17,669
U.S. Treasury Long Bond 42 3/2023 USD 5,264,438 (52,428)
Total long contracts (34,759)
Short Contracts
Euro-Bobl (16) 3/2023 EUR (1,982,473) 67,082
Euro-Bund (29) 3/2023 EUR (4,126,553) 265,287
U.S. Treasury 5 Year Note (17) 3/2023 USD (1,834,805) 887
U.S. Treasury 10 Year Note (276) 3/2023 USD (30,993,937) 481,987
U.S. Treasury 10 Year Ultra Note (388) 3/2023 USD (45,893,125) 237,629
U.S. Treasury Ultra Bond (59) 3/2023 USD (7,924,438) (23,656)
Total short contracts 1,029,216
Net contracts 994,457
As of December 31, 2022, the Fund had $2,288,148 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Asset-Backed Securities 8.3%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 41,910 39,873
Automobiles 1.6%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 1,582,337 1,563,611
Series 2022-2, Class B,
4.81%, 4/18/2028 1,814,000 1,780,873
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 2,475,000 2,290,242
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 5,377,054 5,309,349
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 2,644,000 2,602,329
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 4,071,000 4,028,356
Santander Drive Auto
Receivables Trust
Series 2021-3, Class B,
0.60%, 12/15/2025 4,647,286 4,612,409
Series 2022-1, Class B,
2.36%, 8/17/2026 4,273,000 4,141,202
Series 2022-5, Class A3,
4.11%, 8/17/2026 1,751,000 1,718,563
28,046,934
Equipment Loans & Leases 0.1%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 795,000 786,224
Other 6.0%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
5.29%, 4/21/2035(a)(b) 8,660,000 8,528,004
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 5.64%,
4/15/2034(a)(b) 5,600,000 5,461,910
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,470,912
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,144,140 3,537,314
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,307,434
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 5.63%,
10/15/2033(a)(b) 7,250,000 6,976,008
FREED ABS Trust, Series
2021-3FP, Class B, 1.01%,
11/20/2028(a) 1,492,326 1,474,668
Hilton Grand Vacations Trust,
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 587,429 563,550
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 1,039,542 1,031,278
MCF CLO IX Ltd., Series
2019-1A, Class A1R,
5.36%, 7/17/2031(a)(b) 6,213,000 6,066,647
MF1 Ltd.
Series 2021-FL7, Class AS,
5.79%, 10/16/2036(a)(b) 6,378,500 6,013,162
Series 2022-FL8, Class A,
5.18%, 2/19/2037(a)(b) 4,332,500 4,151,859
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
5.13%, 4/14/2035(a)(b) 12,721,428 12,373,789
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,141,240
Pagaya AI Debt Selection
Trust, Series 2021-3, Class
A, 1.15%, 5/15/2029(a) 791,066 770,734
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 8,280,000 7,634,589
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 2,068,517 1,961,164
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,402,535
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 3,310,520 2,882,883
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 3,271,667 2,781,127
Trestles CLO IV Ltd., Series
2021-4A, Class A, 5.45%,
7/21/2034(a)(b) 1,450,000 1,418,297
Upstart Securitization Trust,
Series 2021-5, Class A,
1.31%, 11/20/2031(a) 1,365,790 1,307,408
Voya CLO Ltd., Series
2019-2A, Class A, 5.51%,
7/20/2032(a)(b) 14,600,000 14,343,055
105,599,567

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 53
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0.6%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 6,125,316 5,131,295
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 5,988,326 5,070,698
Nelnet Student Loan Trust,
Series 2019-7A, Class A1,
4.89%, 1/25/2068(a)(b) 922,416 921,376
11,123,369
Total Asset-Backed Securities
(cost $154,906,232)
145,595,967
Collateralized Mortgage Obligations 0.8%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 611,268 581,346
GCAT Trust, Series 2019-
NQM3, Class A1, 2.69%,
11/25/2059(a)(b) 870,702 806,146
New Residential Mortgage
Loan Trust
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 1,209,839 1,087,041
Series 2022-NQM1, Class
A1, 2.28%, 4/25/2061(a)(b) 8,610,476 7,398,155
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 2,473,648 1,958,883
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(a)(c) 351,038 332,979
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 3,214,461 2,567,097
Total Collateralized Mortgage Obligations
(cost $17,341,390)
14,731,647
Commercial Mortgage-Backed Securities 1.0%
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(b) 4,100,000 4,069,591
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 4,283,702
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,613,497
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,584,131
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,451,065
Total Commercial Mortgage-Backed
Securities
(cost $19,788,878) 18,001,986
Corporate Bonds 47.8%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,185,748
3.63%, 2/1/2031 10,130,000 8,875,572
5.71%, 5/1/2040 1,560,000 1,487,557
5.81%, 5/1/2050(d) 3,910,000 3,625,258
5.93%, 5/1/2060 1,930,000 1,758,122
Northrop Grumman Corp. ,
3.25%, 1/15/2028 3,388,000 3,124,582
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 705,000 695,264
6.38%, 6/15/2026(d) 500,000 486,477
7.50%, 3/15/2027(d) 425,000 420,498
5.50%, 11/15/2027 610,000 572,821
25,231,899
Airlines 0.4%
Air Canada ,
3.88%, 8/15/2026(a) 255,000 225,862
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 805,000 774,125
5.75%, 4/20/2029(a) 500,000 456,978
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 1,250,000 1,158,657
4.63%, 4/15/2029(a) 4,641,000 4,040,899
6,656,521
Automobiles 0.8%
Ford Motor Co. ,
4.75%, 1/15/2043 360,000 258,406
5.29%, 12/8/2046 360,000 274,325
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 3,991,044
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 1,521,000 1,160,526
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(a) 1,745,000 1,731,059
3.35%, 5/13/2025(a) 3,485,000 3,328,206
3.75%, 5/13/2030(a) 4,385,000 3,853,369
14,596,935
Banks 6.6%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(a) 200,000 184,096
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(e)(f) 1,200,000 1,171,320

54 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
2.75%, 12/3/2030 4,400,000 3,369,965
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.29%), 5.12%,
6/20/2024(e)(f) 1,870,000 1,730,815
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,190,847
4.45%, 3/3/2026 4,155,000 4,071,344
Series FF, (ICE LIBOR USD
3 Month + 2.93%), 5.87%,
3/15/2028(d)(e)(f) 1,000,000 880,660
(ICE LIBOR USD 3 Month +
1.51%), 3.71%, 4/24/2028(f) 3,125,000 2,891,854
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 3,750,477
(SOFR + 1.32%), 2.69%,
4/22/2032(f) 5,870,000 4,698,255
(SOFR + 1.22%), 2.30%,
7/21/2032(f) 5,145,000 3,962,200
BNP Paribas SA ,
3.50%, 3/1/2023(a) 7,020,000 7,002,733
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.62%, 2/25/2031(a)(e)(f) 1,290,000 996,655
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(d)(e)(f) 1,239,000 1,102,725
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 623,401
(ICE LIBOR USD 3 Month +
0.90%), 3.35%, 4/24/2025(f) 5,475,000 5,308,988
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(d)(e)(f) 840,000 731,741
(ICE LIBOR USD 3 Month +
1.56%), 3.89%, 1/10/2028(f) 2,080,000 1,943,693
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(d)(e)(f) 2,650,000 2,438,327
Fifth Third Bancorp ,
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(d)(e)(f) 655,000 608,506
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.65%),
4.60%, 12/17/2030(e)(f) 5,582,000 4,342,704
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e)(f) 1,000,000 945,488
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV,
(SOFR + 1.64%), 3.87%,
3/28/2026(f) 7,254,000 6,980,276
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,229,028
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.60%),
4.20%, 6/1/2032(a)(f) 1,975,000 1,451,048
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
7.02%, 2/01/2023(d)(e)(f) 1,430,000 1,410,838
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(e)(f) 1,385,000 1,267,179
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 775,000 682,969
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(f) 9,650,000 9,379,186
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(d)(e)(f) 450,000 385,313
(SOFR + 1.51%), 2.74%,
10/15/2030(f) 4,550,000 3,815,703
(SOFR + 1.07%), 1.95%,
2/4/2032(d)(f) 4,610,000 3,526,300
(SOFR + 1.51%), 2.53%,
11/19/2041(f) 2,385,000 1,559,261
NatWest Group plc ,
4.60%, 6/28/2031(e)(g) 1,890,000 1,353,104
NBK Tier 1 Financing 2 Ltd. ,
(USD Constant Maturity
6 Year + 2.83%), 4.50%,
8/27/2025(a)(e)(f) 200,000 183,271
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.49%, 12/14/2026(a)(f) 6,395,000 5,558,299
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(a)(e)(f) 1,820,000 1,396,750
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(e)(f) 2,185,000 1,967,052
Series L, (ICE LIBOR USD
3 Month + 3.10%), 7.87%,
12/15/2024(d)(e)(f) 760,000 752,020

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(e)(f) 590,000 564,099
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(d)(e)(f) 650,000 601,250
Turkiye Vakiflar Bankasi TAO ,
6.50%, 1/8/2026(a) 200,000 188,424
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(e)(f) 1,290,000 1,155,337
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(e)(f) 645,000 622,425
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(e)(f) 1,335,000 1,168,479
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,680,000 1,563,505
(SOFR + 1.51%), 3.53%,
3/24/2028(f) 3,183,000 2,947,461
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(f) 8,980,000 7,627,654
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 3,605,683
116,888,708
Beverages 1.1%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 2,549,956
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 7,843,000 6,859,787
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,346,005
2.88%, 5/1/2030 6,555,000 5,580,009
2.25%, 8/1/2031(d) 2,625,000 2,085,286
19,421,043
Biotechnology 1.0%
AbbVie, Inc. ,
2.95%, 11/21/2026 12,930,000 12,024,695
Amgen, Inc. ,
2.80%, 8/15/2041 5,190,000 3,595,687
Gilead Sciences, Inc. ,
2.80%, 10/1/2050(d) 2,675,000 1,710,221
17,330,603
Building Products 0.4%
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 942,878
2.72%, 2/15/2030 3,515,000 2,959,256
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a) 2,710,000 2,424,637
6,326,771
Capital Markets 2.7%
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(a)(e)(f) 1,705,000 986,627
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(d)(f) 1,359,000 1,192,377
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 968,000 938,451
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(e)(f) 1,144,000 1,041,023
(ICE LIBOR USD 3
Month + 1.20%), 3.27%,
9/29/2025(d)(f) 2,200,000 2,119,982
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(e)(f) 605,000 492,894
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(d)(e)(f) 1,060,000 855,950
(SOFR + 1.09%), 1.99%,
1/27/2032(f) 4,720,000 3,595,774
(SOFR + 1.28%), 2.62%,
4/22/2032(f) 5,415,000 4,318,413
(SOFR + 1.25%), 2.38%,
7/21/2032(f) 6,565,000 5,093,841
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 3,471,000 3,356,222
Moody's Corp. ,
2.75%, 8/19/2041 2,695,000 1,876,945
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(f) 3,440,000 3,288,707
3.63%, 1/20/2027 4,000,000 3,772,060
(ICE LIBOR USD 3 Month +
1.14%), 3.77%, 1/24/2029(f) 2,825,000 2,587,006
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 5,978,618
(SOFR + 1.02%), 1.93%,
4/28/2032(f) 4,630,000 3,493,458

56 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(e)(f) 1,276,000 1,245,065
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(a)(e)(f) 1,040,000 790,149
47,023,562
Chemicals 1.7%
Alpek SAB de CV ,
3.25%, 2/25/2031(a) 4,982,000 4,151,258
Braskem Idesa SAPI ,
7.45%, 11/15/2029(a)(d) 1,447,000 1,142,350
6.99%, 2/20/2032(a) 3,628,000 2,589,733
Braskem Netherlands Finance
BV ,
5.88%, 1/31/2050(a)(d) 5,709,000 4,422,570
Celanese US Holdings LLC ,
6.17%, 7/15/2027 7,573,000 7,469,448
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 348,000 312,582
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(a)(d) 4,106,000 3,207,813
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 391,036
4.38%, 9/18/2026 200,000 176,814
6.50%, 9/27/2028 400,000 362,397
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 5,312,000 3,307,193
Tronox, Inc. ,
4.63%, 3/15/2029(a)(d) 290,000 241,062
Westlake Corp. ,
3.38%, 8/15/2061 2,530,000 1,491,987
29,266,243
Commercial Services & Supplies 0.1%
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 567,875
6.25%, 1/15/2028(a) 1,250,000 1,137,700
1,705,575
Construction & Engineering 0.0%
†
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(a) 200,000 175,336
Consumer Finance 3.4%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 5,542,000 4,332,518
Ally Financial, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.87%), 4.70%,
5/15/2026(d)(e)(f) 1,820,000 1,217,125
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ally Financial, Inc.,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 7
Year + 3.48%), 4.70%,
5/15/2028(e)(f) 695,000 435,244
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(e)(f) 1,625,000 1,334,937
Capital One Financial Corp. ,
(SOFR + 0.69%), 5.00%,
12/6/2024(d)(f) 12,218,000 11,984,819
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(d)(e)(f) 1,000,000 785,381
Discover Financial Services ,
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(d)(e)(f) 3,050,000 2,427,857
6.70%, 11/29/2032 1,606,000 1,632,461
Ford Motor Credit Co. LLC ,
3.37%, 11/17/2023 2,900,000 2,828,331
2.30%, 2/10/2025 10,914,000 9,963,172
4.13%, 8/17/2027(d) 7,453,000 6,670,435
5.11%, 5/3/2029 585,000 529,744
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028(d) 2,741,000 2,272,854
2.35%, 1/8/2031 10,208,000 7,696,981
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 338,545
7.13%, 3/15/2026 335,000 318,545
3.50%, 1/15/2027(d) 450,000 372,586
Synchrony Financial ,
2.88%, 10/28/2031 5,103,000 3,810,535
58,952,070
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a)(d) 200,000 195,789
4.00%, 9/1/2029(a)(d) 3,043,000 2,411,661
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(a)(d) 295,000 246,133
LABL, Inc. ,
5.88%, 11/1/2028(a)(d) 1,187,000 1,034,197
Sealed Air Corp. ,
1.57%, 10/15/2026(a) 6,640,000 5,733,643
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(c) 585,000 536,752
10,158,175
Diversified Financial Services 0.7%
EDP Finance BV ,
6.30%, 10/11/2027(a)(d) 653,000 670,668

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Jackson Financial, Inc. ,
3.13%, 11/23/2031 10,714,000 8,212,075
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a)(d) 1,410,000 937,667
Synchrony Bank ,
5.40%, 8/22/2025 2,951,000 2,896,262
12,716,672
Diversified Telecommunication Services 2.1%
Altice France Holding SA ,
6.00%, 2/15/2028(a)(d) 1,010,000 596,195
Altice France SA ,
8.13%, 2/1/2027(a) 355,000 323,362
5.50%, 1/15/2028(a) 540,000 422,885
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 2,810,107
2.25%, 2/1/2032 4,105,000 3,217,588
3.50%, 6/1/2041 1,420,000 1,058,942
3.50%, 9/15/2053 12,145,000 8,197,100
3.65%, 9/15/2059 1,290,000 863,437
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 100,000 96,810
4.75%, 3/1/2030(a) 55,000 47,433
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 625,000 580,356
5.00%, 5/1/2028(a)(d) 220,000 191,845
6.75%, 5/1/2029(a)(d) 330,000 272,996
5.88%, 11/1/2029 570,000 440,995
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a)(d) 520,000 432,900
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 202,398
8.75%, 3/15/2032 265,000 315,377
TELUS Corp. ,
3.40%, 5/13/2032 9,000,000 7,684,206
Verizon Communications, Inc. ,
1.50%, 9/18/2030(d) 6,085,000 4,730,686
2.65%, 11/20/2040 1,185,000 799,856
3.70%, 3/22/2061 5,420,000 3,780,398
Virgin Media Finance plc ,
5.00%, 7/15/2030(a) 585,000 469,205
37,535,077
Electric Utilities 2.9%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 4,000,000 3,474,800
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 3,156,000 3,042,968
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,612,483
Duke Energy Corp. ,
3.50%, 6/15/2051(d) 2,665,000 1,850,197
5.00%, 8/15/2052 7,175,000 6,366,852
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,734,601
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Edison International ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.90%), 5.00%,
12/15/2026(d)(e)(f) 2,457,000 2,053,928
Enel Finance America LLC ,
7.10%, 10/14/2027(a) 1,292,000 1,336,005
Enel Finance International NV ,
7.50%, 10/14/2032(a) 1,371,000 1,448,828
Entergy Texas, Inc. ,
1.75%, 3/15/2031 10,050,000 7,835,903
Exelon Corp. ,
4.05%, 4/15/2030 6,194,000 5,750,495
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 50,681
Series C, 5.35%,
7/15/2047(c)(d) 450,000 401,755
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 1,647,080
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028 2,320,000 1,980,710
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 490,000 372,497
3.88%, 2/15/2032(a) 385,000 289,154
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031 5,875,000 4,775,509
3.30%, 8/1/2040 1,410,000 954,666
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 1,948,365
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a) 270,000 232,637
50,160,114
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(d) 2,886,000 2,586,642
Entertainment 0.4%
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 785,000 768,162
4.75%, 10/15/2027(a)(d) 385,000 342,775
Netflix, Inc. ,
5.88%, 11/15/2028(d) 1,862,000 1,887,193
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(a) 4,095,000 3,894,191
6,892,321
Equity Real Estate Investment Trusts (REITs) 1.1%
Crown Castle, Inc. ,
1.05%, 7/15/2026(d) 1,655,000 1,429,926
2.10%, 4/1/2031(d) 1,655,000 1,304,378
EPR Properties ,
4.50%, 6/1/2027 385,000 336,979
4.95%, 4/15/2028 340,000 290,080
3.75%, 8/15/2029(d) 140,000 109,613

58 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Extra Space Storage LP ,
2.35%, 3/15/2032 1,535,000 1,161,543
GLP Capital LP ,
3.25%, 1/15/2032(d) 1,358,000 1,085,564
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 3,905,000 3,591,038
5.25%, 3/15/2028(a)(d) 785,000 722,098
5.00%, 7/15/2028(a) 70,000 62,873
4.88%, 9/15/2029(a) 110,000 95,942
5.63%, 7/15/2032(a) 895,000 775,621
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 3,445,000 2,639,768
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 5,938,122
19,543,545
Food & Staples Retailing 0.3%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a)(d) 3,130,000 2,390,359
Sysco Corp. ,
6.60%, 4/1/2050 1,511,000 1,646,842
3.15%, 12/14/2051 2,505,000 1,646,647
5,683,848
Food Products 1.0%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 4,222,000 3,627,298
J M Smucker Co. (The) ,
2.75%, 9/15/2041(d) 4,817,000 3,204,152
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 35,000 32,291
4.88%, 10/1/2049 5,265,000 4,570,246
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 4,285,000 4,255,048
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 36,000 34,815
5.63%, 1/15/2028(a)(d) 780,000 734,249
4.63%, 4/15/2030(a) 705,000 608,232
4.50%, 9/15/2031(a)(d) 345,000 290,028
17,356,359
Health Care Equipment & Supplies 0.1%
Stryker Corp. ,
0.60%, 12/1/2023 2,350,000 2,257,035
Health Care Providers & Services 1.3%
Cigna Corp. ,
3.75%, 7/15/2023 5,207,000 5,172,638
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 430,000 391,478
5.63%, 3/15/2027(a) 125,000 107,183
8.00%, 12/15/2027(a)(d) 479,000 433,537
6.00%, 1/15/2029(a)(d) 135,000 112,925
6.88%, 4/15/2029(a) 850,000 436,869
6.13%, 4/1/2030(a)(d) 885,000 438,233
4.75%, 2/15/2031(a) 220,000 159,724
CVS Health Corp. ,
3.00%, 8/15/2026(d) 3,045,000 2,844,185
3.25%, 8/15/2029(d) 3,725,000 3,332,410
1.75%, 8/21/2030 4,080,000 3,215,412
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
DaVita, Inc. ,
4.63%, 6/1/2030(a)(d) 940,000 756,161
HCA, Inc. ,
7.69%, 6/15/2025 85,000 89,095
5.38%, 9/1/2026 690,000 682,325
3.13%, 3/15/2027(a)(d) 1,099,000 999,187
5.63%, 9/1/2028 145,000 144,178
Tenet Healthcare Corp. ,
4.88%, 1/1/2026(a) 1,856,000 1,755,113
6.13%, 10/1/2028(a)(d) 1,370,000 1,226,588
22,297,241
Hotels, Restaurants & Leisure 0.4%
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 350,000 340,086
8.13%, 7/1/2027(a) 770,000 756,564
Scientific Games International,
Inc. ,
7.00%, 5/15/2028(a)(d) 655,000 624,811
Starbucks Corp. ,
2.55%, 11/15/2030 5,610,000 4,716,757
6,438,218
Household Durables 0.2%
Newell Brands, Inc. ,
6.38%, 9/15/2027(d) 1,515,000 1,503,637
6.63%, 9/15/2029(d) 1,344,000 1,328,356
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(a) 260,000 249,632
5.75%, 1/15/2028(a)(d) 465,000 435,404
5.13%, 8/1/2030(a)(d) 180,000 155,922
3,672,951
Independent Power and Renewable Electricity Producers
0.4%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(f) 5,000,000 4,599,394
Calpine Corp. ,
4.50%, 2/15/2028(a) 735,000 655,604
5.13%, 3/15/2028(a)(d) 590,000 526,453
4.63%, 2/1/2029(a)(d) 792,000 679,579
5.00%, 2/1/2031(a) 1,223,000 1,025,979
7,487,009
Insurance 1.8%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(e)(f) 8,200,000 6,094,734
American International Group,
Inc. ,
4.38%, 6/30/2050 4,738,000 4,007,650
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 5,963,000 5,534,176

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.12%, 12/15/2051(a)(d)(f) 5,514,000 4,491,705
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 3,440,611
MetLife, Inc. ,
6.40%, 12/15/2036 7,586,000 7,336,421
30,905,297
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
4.45%, 8/15/2052(d) 4,840,000 3,846,110
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
3.10%, 5/12/2051 3,765,000 2,681,458
Prosus NV ,
3.26%, 1/19/2027(a) 2,250,000 2,011,403
4,692,861
IT Services 0.6%
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 5,750,000 3,960,066
Global Payments, Inc. ,
5.40%, 8/15/2032 2,653,000 2,526,586
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,507,122
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 1,054,000 859,950
9,853,724
Life Sciences Tools & Services 0.1%
Illumina, Inc. ,
5.75%, 12/13/2027 1,565,000 1,584,493
Media 2.3%
AMC Networks, Inc. ,
4.25%, 2/15/2029(d) 5,799,000 3,613,343
Charter Communications
Operating LLC ,
2.80%, 4/1/2031(d) 2,835,000 2,207,069
5.75%, 4/1/2048 2,009,000 1,644,749
4.80%, 3/1/2050 1,720,000 1,248,632
3.70%, 4/1/2051 2,565,000 1,559,694
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 7,105,230
3.30%, 2/1/2027 2,740,000 2,582,048
Cox Communications, Inc. ,
4.80%, 2/1/2035(a) 6,985,000 6,192,764
CSC Holdings LLC ,
7.50%, 4/1/2028(a)(d) 505,000 343,400
6.50%, 2/1/2029(a) 200,000 163,500
5.75%, 1/15/2030(a) 2,425,000 1,367,676
4.63%, 12/1/2030(a) 445,000 245,922
Omnicom Group, Inc. ,
3.60%, 4/15/2026 7,500,000 7,194,548
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Outfront Media Capital LLC ,
5.00%, 8/15/2027(a)(d) 531,000 478,031
4.63%, 3/15/2030(a) 120,000 99,279
Paramount Global ,
4.20%, 5/19/2032(d) 4,317,000 3,533,332
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 440,000 384,607
39,963,824
Metals & Mining 0.2%
Alcoa Nederland Holding BV ,
5.50%, 12/15/2027(a)(d) 2,375,000 2,288,694
ArcelorMittal SA ,
7.00%, 10/15/2039(c) 285,000 289,229
6.75%, 3/1/2041(c) 95,000 91,609
CSN Inova Ventures ,
6.75%, 1/28/2028(a) 219,000 208,968
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029(d) 245,000 236,376
5.40%, 11/14/2034(d) 385,000 363,587
5.45%, 3/15/2043(d) 825,000 744,183
4,222,646
Multiline Retail 0.1%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 2,885,000 2,503,401
Multi-Utilities 0.3%
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,395,744
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,390,870
4,786,614
Oil, Gas & Consumable Fuels 5.7%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 504,625
4.60%, 11/2/2047(a) 200,000 183,500
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 714,881
3.25%, 1/31/2032(d) 630,000 500,665
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a) 2,363,000 2,304,776
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 579,899
4.30%, 4/15/2032(a)(d) 3,995,000 3,509,788
EIG Pearl Holdings Sarl ,
4.39%, 11/30/2046(a) 9,720,000 7,460,625
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 4,555,000 4,361,504
Energy Transfer LP ,
4.50%, 11/1/2023 4,000,000 3,970,746
2.90%, 5/15/2025(d) 2,930,000 2,759,312
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 4,260,815

60 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC,
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(f) 2,500,000 2,010,821
EQT Corp. ,
5.68%, 10/1/2025 1,196,000 1,190,187
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 109,907
6.25%, 5/15/2026(d) 330,000 301,939
Howard Midstream Energy
Partners LLC ,
6.75%, 1/15/2027(a) 970,000 929,790
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 1,933,040
Korea National Oil Corp. ,
1.75%, 4/18/2025(a)(d) 2,812,000 2,594,812
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(a) 105,286 99,096
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030(d) 2,270,000 1,980,202
Marathon Oil Corp. ,
4.40%, 7/15/2027(d) 1,710,000 1,633,002
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 9,694,466
MPLX LP ,
4.90%, 4/15/2058 7,900,000 6,187,439
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a) 3,413,000 3,551,284
ONEOK, Inc. ,
6.10%, 11/15/2032(d) 1,246,000 1,245,938
Parkland Corp. ,
4.50%, 10/1/2029(a) 5,948,000 4,956,268
4.63%, 5/1/2030(a) 3,000,000 2,482,500
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(h) 322,820 15,334
Reg. S, + 0.00%), 6.00%,
11/15/2026(f)(h) 830,693 37,381
Reg. S, 5.38%,
4/12/2027(h) 789,800 35,541
Petroleos Mexicanos ,
6.88%, 10/16/2025 97,000 94,953
5.95%, 1/28/2031 435,000 329,229
6.70%, 2/16/2032 759,000 596,003
6.75%, 9/21/2047 303,000 193,314
7.69%, 1/23/2050 116,000 80,260
6.95%, 1/28/2060 131,000 82,795
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,167,981
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 3,710,937
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 848,069
4.25%, 4/16/2039(a) 200,000 178,541
Targa Resources Partners LP ,
5.50%, 3/1/2030 6,234,000 5,865,695
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(f) 1,515,000 1,440,141
Valero Energy Corp. ,
4.00%, 6/1/2052(d) 1,972,000 1,481,421
Western Midstream Operating
LP ,
4.30%, 2/1/2030(c) 560,000 488,835
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023(d) 1,955,000 1,940,577
2.60%, 3/15/2031 10,000,000 8,092,530
3.50%, 10/15/2051 2,000,000 1,361,105
101,052,469
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 198,933
Series DM3N, 3.13%,
1/15/2032 5,750,000 4,482,723
4,681,656
Pharmaceuticals 0.2%
Organon & Co. ,
5.13%, 4/30/2031(a)(d) 795,000 688,375
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029(d) 841,000 748,950
Viatris, Inc. ,
4.00%, 6/22/2050 4,135,000 2,547,730
3,985,055
Road & Rail 0.2%
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(a)(d)(f) 229,000 215,860
Canadian Pacific Railway Co. ,
3.00%, 12/2/2041 2,941,000 2,217,214
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 1,418,000 1,103,857
3,536,931
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 4,411,000 3,536,333
3.47%, 4/15/2034(a) 9,110,000 7,267,343
3.14%, 11/15/2035(a) 694,000 510,275
3.19%, 11/15/2036(a) 9,155,000 6,575,925
Micron Technology, Inc. ,
2.70%, 4/15/2032 1,124,000 840,444
NXP BV ,
3.25%, 11/30/2051 5,000,000 3,113,498
21,843,818
Software 0.4%
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 1,829,133
3.60%, 4/1/2050 3,585,000 2,413,661
3.95%, 3/25/2051 1,505,000 1,072,221

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Software
VMware, Inc. ,
2.20%, 8/15/2031 2,540,000 1,927,515
7,242,530
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. ,
3.35%, 2/9/2027 2,545,000 2,433,325
2.38%, 2/8/2041 2,595,000 1,833,887
2.70%, 8/5/2051 2,530,000 1,667,879
2.55%, 8/20/2060 2,035,000 1,231,383
Dell International LLC ,
5.45%, 6/15/2023 1,302,000 1,302,824
6.02%, 6/15/2026 1,800,000 1,836,280
8.10%, 7/15/2036 1,296,000 1,452,321
8.35%, 7/15/2046 602,000 685,836
3.45%, 12/15/2051(a) 6,699,000 4,099,812
Western Digital Corp. ,
2.85%, 2/1/2029 1,293,000 1,000,355
17,543,902
Tobacco 0.8%
Altria Group, Inc. ,
3.40%, 2/4/2041 1,829,000 1,213,079
4.25%, 8/9/2042 2,457,000 1,820,857
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 3,547,919
BAT International Finance plc ,
1.67%, 3/25/2026(d) 3,036,000 2,690,061
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 871,000 883,611
2.10%, 5/1/2030(d) 5,645,000 4,565,165
14,720,692
Trading Companies & Distributors 0.0%
†
United Rentals North America,
Inc. ,
3.75%, 1/15/2032 810,000 660,822
Wireless Telecommunication Services 0.9%
Sprint LLC ,
7.13%, 6/15/2024 355,000 361,937
7.63%, 3/1/2026 315,000 331,476
T-Mobile USA, Inc. ,
2.05%, 2/15/2028 2,985,000 2,563,614
2.63%, 2/15/2029 215,000 182,004
2.40%, 3/15/2029 2,561,000 2,161,298
3.88%, 4/15/2030 5,240,000 4,746,469
2.55%, 2/15/2031 2,990,000 2,442,591
2.88%, 2/15/2031 550,000 454,480
4.38%, 4/15/2040(d) 2,975,000 2,538,864
15,782,733
Total Corporate Bonds
(cost $1,012,037,553)
841,770,051
Foreign Government Securities 1.1%
Principal
Amount ($) Value ($)
ANGOLA 0.1%
Republic of Angola,
Reg. S, 8.25%, 5/9/2028 200,000 181,760
Reg. S, 8.00%, 11/26/2029 240,000 210,134
Reg. S, 9.38%, 5/8/2048 1,000,000 790,000
Reg. S, 9.13%, 11/26/2049 200,000 155,760
1,337,654
ARGENTINA 0.1%
Argentine Republic,
1.00%, 7/9/2029 758,076 201,237
0.50%, 7/9/2030(c) 1,280,000 345,203
3.88%, 1/9/2038(c) 1,780,588 563,259
3.50%, 7/9/2041(c) 1,840,000 519,044
1,628,743
COLOMBIA 0.1%
Republic of Colombia,
8.00%, 4/20/2033(d) 1,130,000 1,132,822
7.38%, 9/18/2037 132,000 123,687
6.13%, 1/18/2041 290,000 230,558
5.00%, 6/15/2045 1,000,000 680,306
5.20%, 5/15/2049 330,000 224,758
2,392,131
ECUADOR 0.1%
Republic of Ecuador,
0.00%, 7/31/2030(a) 97,034 37,897
5.50%, 7/31/2030(a)(c) 396,900 255,036
Reg. S, 5.50%,
7/31/2030(c) 310,000 199,196
2.50%, 7/31/2035(a)(c) 750,130 344,863
1.50%, 7/31/2040(a)(c) 476,700 194,533
1,031,525
EGYPT 0.1%
Arab Republic of Egypt,
Reg. S, 8.50%, 1/31/2047 400,000 265,870
Reg. S, 7.90%, 2/21/2048 430,000 270,952
Reg. S, 8.70%, 3/1/2049 600,000 399,248
936,070
INDONESIA 0.1%
Republic of Indonesia,Reg. S
Reg. S, 8.50%,
10/12/2035(d) 940,000 1,186,750
Reg. S, 7.75%, 1/17/2038 185,000 221,537
Reg. S, 5.25%,
1/17/2042(d) 790,000 772,729
2,181,016
KENYA 0.0%
†
Republic of Kenya,
Reg. S, 6.30%, 1/23/2034 200,000 153,600
NIGERIA 0.0%
†
Federal Republic of Nigeria,
Reg. S, 7.63%, 11/21/2025 400,000 367,972
Reg. S, 7.88%, 2/16/2032 300,000 225,519
593,491

62 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
OMAN 0.1%
Sultanate of Oman
Government Bond,
Reg. S, 6.50%, 3/8/2047(d) 200,000 181,871
Reg. S, 6.75%, 1/17/2048 549,000 513,619
Reg. S, 7.00%, 1/25/2051 200,000 193,000
888,490
QATAR 0.1%
State of Qatar,
Reg. S, 3.75%,
4/16/2030(d) 230,000 222,525
Reg. S, 4.82%, 3/14/2049 1,000,000 972,500
1,195,025
ROMANIA 0.1%
Romania Government Bond,
Reg. S, 3.00%, 2/14/2031 918,000 721,309
Reg. S, 5.13%, 6/15/2048 290,000 229,825
Reg. S, 4.00%,
2/14/2051(d) 200,000 132,356
1,083,490
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia,
5.50%, 10/25/2032(a) 3,676,000 3,883,687
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048 400,000 281,131
TUNISIA 0.0%
†
Banque Centrale de Tunisie,
Reg. S, 5.75%, 1/30/2025 200,000 137,700
TURKEY 0.0%
†
Turkiye Ihracat Kredi Bankasi
A/S,
5.38%, 10/24/2023(a) 200,000 198,452
8.25%, 1/24/2024(a) 200,000 202,138
400,590
UKRAINE 0.0%
†
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2027(h) 120,000 24,885
Reg. S, 7.75%, 9/1/2029(h) 410,000 87,074
Reg. S, 9.75%,
11/1/2030(h) 1,500,000 322,312
Reg. S, 6.88%,
5/21/2031(h) 300,000 56,775
Reg. S, 7.38%,
9/25/2034(h) 290,000 52,577
0.00%, 8/1/2041(a)(b) 228,000 63,560
607,183
Foreign Government Securities
Principal
Amount ($) Value ($)
VENEZUELA 0.0%
†
Bolivarian Republic of
Venezuela,
Reg. S, 8.25%,
10/13/2024(h) 542,900 43,432
Total Foreign Government Securities
(cost $25,163,217)
18,774,958
Mortgage-Backed Securities 27.2%
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 36 36
Pool# G13122
5.00%, 4/1/2023 33 33
Pool# G13225
5.00%, 6/1/2023 646 651
Pool# J08443
5.00%, 7/1/2023 440 443
Pool# C03795
3.50%, 4/1/2042 430,967 403,870
Pool# Q08997
3.50%, 6/1/2042 265,495 248,804
Pool# Q19480
4.00%, 6/1/2043 746,206 717,764
Pool# V80509
4.00%, 10/1/2043 108,269 103,866
Pool# Q29697
3.50%, 11/1/2044 324,602 303,179
Pool# G07961
3.50%, 3/1/2045 262,858 245,346
Pool# V82196
4.50%, 1/1/2046 125,060 122,993
Pool# G61281
3.50%, 1/1/2048 717,703 665,791
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 9,997,008 8,920,946
Pool# QA7325
3.00%, 2/1/2050 1,260,265 1,117,419
Pool# QA6750
3.00%, 2/1/2050 121,494 107,841
Pool# QA8311
3.00%, 3/1/2050 964,404 863,493
Pool# QB4785
2.50%, 10/1/2050 1,785,654 1,519,352
Pool# SD0612
2.50%, 11/1/2050 11,683,168 10,091,104
Pool# QB9401
2.00%, 3/1/2051 2,264,788 1,860,875
Pool# RA5910
3.50%, 9/1/2051 7,962,326 7,244,200
Pool# SD1607
2.50%, 3/1/2052 12,037,587 10,384,013
Pool# QE3991
4.00%, 5/1/2052 9,304,934 8,729,356
Pool# RA7557
4.50%, 6/1/2052 18,129,469 17,455,070

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA7556
4.50%, 6/1/2052 13,844,751 13,343,473
Pool# SD1440
3.50%, 7/1/2052 6,228,698 5,676,785
Pool# SD1716
5.00%, 9/1/2052 10,620,809 10,630,569
Pool# SD1686
5.50%, 9/1/2052 9,309,815 9,499,175
Pool# SD1853
5.50%, 11/1/2052 4,559,254 4,689,175
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 10,315,942 9,201,920
Pool# CA9439
2.50%, 3/1/2036 19,953,869 18,308,317
Pool# CB3424
3.00%, 5/1/2037 8,579,393 8,036,550
Pool# AH9471
4.50%, 4/1/2041 283,751 279,118
Pool# AH4038
4.50%, 4/1/2041 195,284 193,590
Pool# AI3506
4.50%, 6/1/2041 9,826 9,712
Pool# FS3014
5.00%, 10/1/2042 14,745,381 14,740,496
Pool# AL2866
3.50%, 11/1/2042 5,426,274 5,065,965
Pool# AQ9328
3.50%, 1/1/2043 91,949 86,067
Pool# AB9046
3.50%, 4/1/2043 563,851 527,484
Pool# AT2021
3.50%, 4/1/2043 384,871 360,247
Pool# AB9864
3.50%, 7/1/2043 203,937 190,741
Pool# AS0212
3.50%, 8/1/2043 894,120 835,614
Pool# AS0210
3.50%, 8/1/2043 530,968 496,500
Pool# AU3742
3.50%, 8/1/2043 307,661 287,785
Pool# AU6857
4.00%, 9/1/2043 287,292 276,826
Pool# AU4386
4.00%, 10/1/2043 91,721 87,932
Pool# AS1559
4.00%, 1/1/2044 542,284 519,417
Pool# AW2478
4.50%, 6/1/2044 95,609 93,289
Pool# AL6432
4.00%, 1/1/2045 543,540 520,630
Pool# AS5175
3.50%, 6/1/2045 523,006 486,979
Pool# AS6464
3.50%, 1/1/2046 451,198 419,181
Pool# MA3305
3.50%, 3/1/2048 4,564,003 4,221,521
Pool# BO8947
3.00%, 1/1/2050 691,734 613,008
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM4334
3.00%, 4/1/2050 1,490,455 1,321,570
Pool# FS2253
3.50%, 4/1/2050 7,520,582 6,920,908
Pool# CA5689
3.00%, 5/1/2050 2,119,763 1,888,746
Pool# BP9581
2.50%, 8/1/2050 1,369,215 1,173,793
Pool# FM5316
2.00%, 12/1/2050 1,614,271 1,319,148
Pool# FS2008
3.00%, 1/1/2051 13,386,209 11,846,361
Pool# FM7599
3.50%, 1/1/2051 8,676,039 7,983,492
Pool# CA8817
2.00%, 2/1/2051 3,544,229 2,893,250
Pool# BR4515
2.00%, 2/1/2051 2,391,029 1,957,969
Pool# BR4029
2.00%, 2/1/2051 2,159,512 1,772,412
Pool# BR4051
2.00%, 2/1/2051 1,634,021 1,341,108
Pool# BR2667
2.00%, 2/1/2051 1,527,190 1,254,830
Pool# BR7795
2.50%, 4/1/2051 3,164,294 2,687,426
Pool# FM7151
2.00%, 5/1/2051 914,562 746,276
Pool# FM7189
2.50%, 5/1/2051 2,910,620 2,472,217
Pool# FM7398
2.50%, 6/1/2051 15,664,141 13,498,995
Pool# FM7738
2.50%, 6/1/2051 2,181,823 1,852,543
Pool# BT0417
2.50%, 6/1/2051 1,381,566 1,173,214
Pool# FM9134
3.00%, 6/1/2051 15,380,568 13,891,395
Pool# BT1339
2.50%, 7/1/2051 2,395,572 2,034,009
Pool# FM8178
2.50%, 7/1/2051 1,503,548 1,276,446
Pool# CB1038
2.50%, 7/1/2051 1,381,550 1,173,174
Pool# FS3391
2.50%, 8/1/2051 6,061,808 5,212,664
Pool# FP0012
3.00%, 8/1/2051 4,091,327 3,661,981
Pool# FM9563
3.00%, 10/1/2051 15,570,310 13,760,414
Pool# FS3537
2.50%, 4/1/2052 8,754,109 7,544,784
Pool# FS1380
3.50%, 4/1/2052 8,357,162 7,655,895
Pool# CB3674
3.50%, 5/1/2052 9,620,159 8,742,774
Pool# CB3678
4.00%, 5/1/2052 9,321,491 8,748,673
Pool# MA4644
4.00%, 5/1/2052 9,218,967 8,651,583

64 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS1855
4.00%, 5/1/2052 8,852,370 8,332,497
Pool# FS1804
4.00%, 5/1/2052 7,999,067 7,559,875
Pool# FS2074
3.00%, 6/1/2052 5,903,265 5,228,880
Pool# MA4625
3.50%, 6/1/2052 9,501,892 8,635,237
Pool# CB3851
4.00%, 6/1/2052 5,137,356 4,876,907
Pool# FS2513
4.00%, 7/1/2052 13,446,286 12,686,371
Pool# FS2323
4.00%, 7/1/2052 6,516,485 6,139,325
Pool# FS2293
4.50%, 7/1/2052 17,844,114 17,302,904
Pool# FS2257
4.50%, 7/1/2052 3,424,850 3,310,593
Pool# CB4037
5.00%, 7/1/2052 8,996,108 8,871,698
Pool# FS2790
5.00%, 9/1/2052 13,618,630 13,461,202
Pool# FS3210
5.00%, 9/1/2052 6,066,624 5,989,756
Pool# FS3220
5.50%, 11/1/2052 8,800,736 8,843,037
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 472,323 445,016
Pool# MA0783
3.50%, 2/20/2043 578,601 545,131
Pool# MA2892
3.50%, 6/20/2045 29,152 27,187
Pool# MA3663
3.50%, 5/20/2046 340,104 317,532
Pool# MA3803
3.50%, 7/20/2046 159,916 149,139
Pool# MA4262
3.50%, 2/20/2047 13,576 12,661
Pool# MA4510
3.50%, 6/20/2047 516,075 481,157
Pool# MA4586
3.50%, 7/20/2047 350,435 326,892
Pool# MA4837
3.50%, 11/20/2047 607,339 565,415
Pool# MA4962
3.50%, 1/20/2048 357,136 333,699
Pool# MA6542
3.50%, 3/20/2050 396,080 369,879
Pool# BT6867
3.00%, 5/20/2050 3,728,405 3,340,469
Pool# MA6994
2.00%, 11/20/2050 11,031,387 9,308,741
Pool# MA7590
3.00%, 9/20/2051 12,020,120 10,753,739
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7705
2.50%, 11/20/2051 16,392,386 14,205,611
Total Mortgage-Backed Securities
(cost $507,653,911)
479,683,111
Municipal Bonds 0.4%
California 0.2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,754,896
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,782,326
Total Municipal Bonds
(cost $8,346,787)
6,537,222
Supranational 0.0%
†
Banque Ouest Africaine de
Developpement
5.00%, 7/27/2027 200,000 187,564
4.70%, 10/22/2031(a) 200,000 169,920
Total Supranational
(cost $406,895)
357,484
U.S. Treasury Obligations 12.6%
U.S. Treasury Bonds
1.88%, 2/15/2041 821,200 580,422
2.25%, 5/15/2041 20,013,000 15,044,929
1.75%, 8/15/2041 41,100,700 28,126,686
3.63%, 8/15/2043 1,745,000 1,604,173
3.13%, 8/15/2044 26,177,900 22,119,303
1.25%, 5/15/2050 7,737,800 4,164,206
1.88%, 2/15/2051 8,220,200 5,224,323
2.38%, 5/15/2051 42,514,400 30,500,761
1.88%, 11/15/2051 1,645,000 1,041,876
2.25%, 2/15/2052 2,978,300 2,071,082
2.88%, 5/15/2052 4,462,600 3,575,658
3.00%, 8/15/2052 530,000 436,670
U.S. Treasury Notes
1.50%, 10/31/2024 993,000 940,829
0.75%, 8/31/2026 6,968,600 6,170,205
0.88%, 9/30/2026 63,781,000 56,633,044
2.50%, 3/31/2027 120,000 112,608
0.50%, 4/30/2027 10,186,500 8,771,134
0.63%, 12/31/2027 18,500,000 15,672,246
1.25%, 9/30/2028 3,131,800 2,689,678
1.38%, 10/31/2028 3,059,100 2,640,505
3.88%, 11/30/2029 590,800 586,830
2.75%, 8/15/2032 12,341,600 11,238,569

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 65
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.13%, 11/15/2032 (d) 1,399,600 1,428,248
Total U.S. Treasury Obligations
(cost $277,592,967)
221,373,985
Repurchase Agreements 1.8%
Cantor Fitzgerald & Co.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $907,380,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$925,085. (i)(j) 906,946 906,946
Credit Suisse AG
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $22,010,438,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$22,450,665. (i)(j) 22,000,000 22,000,000
MetLife, Inc.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,002,389,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $5,102,650. (i)(j) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,001,925,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$4,080,000. (i)(j) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $31,906,946)
31,906,946
Total Investments
(cost $2,055,144,776) — 101.0%
1,778,733,357
Liabilities in excess of other
assets — (1.0)% (18,308,070)
NET ASSETS — 100.0%
$ 1,760,425,287
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $348,434,734 which represents 19.79% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(d) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $57,616,602, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $31,906,946 and by
$27,875,788 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 4/15/2023 –
11/15/2050, a total value of $59,782,734.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2022.
The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(g) Perpetual bond security. The maturity date reflects the next call date.
(h) Security in default.

66 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
(i) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of December 31,
2022 was $31,906,946.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 67
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 397 3/2023 USD 42,848,086 (274,646)
U.S. Treasury Long Bond 258 3/2023 USD 32,338,688 (270,469)
Total long contracts (545,115)
Short Contracts
U.S. Treasury 2 Year Note (38) 3/2023 USD (7,792,969) (8,652)
U.S. Treasury 10 Year Note (584) 3/2023 USD (65,581,375) 907,063
U.S. Treasury 10 Year Ultra Note (346) 3/2023 USD (40,925,312) 423,654
U.S. Treasury Ultra Bond (19) 3/2023 USD (2,551,938) 54,893
Total short contracts 1,376,958
Net contracts 831,843
As of December 31, 2022, the Fund had $1,397,635 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

68 - Statement of Investments - December 31, 2022 - NVIT Core Bond Fund
Asset-Backed Securities 11.0%
Principal
Amount ($) Value ($)
Airlines 1.6%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 6,115,428 6,072,250
British Airways Pass-Through
Trust
Series 2013-1, Class A,
4.63%, 6/20/2024(a) 3,640,032 3,533,903
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 7,950,978 6,561,883
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 4,979,415 4,909,434
21,077,470
Home Equity 0.2%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
5.63%, 1/25/2036(b) 544,255 531,920
RASC Trust, Series 2005-
KS12, Class M2, 5.08%,
1/25/2036(b) 1,914,799 1,902,160
2,434,080
Other 9.2%
AMMC CLO 22 Ltd., Series
2018-22A, Class A, 5.39%,
4/25/2031(a)(b) 9,000,000 8,866,458
Apidos CLO XXII, Series
2015-22A, Class A1R,
5.30%, 4/20/2031(a)(b) 5,000,000 4,924,260
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
5.39%, 1/20/2035(a)(b) 4,100,000 3,994,405
ARES LVI CLO Ltd., Series
2020-56A, Class AR,
5.52%, 10/25/2034(a)(b) 2,050,000 1,998,071
ARES LXIII CLO Ltd., Series
2022-63A, Class A1A,
5.34%, 4/20/2035(a)(b) 5,000,000 4,873,485
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
5.16%, 4/15/2034(a)(b) 5,000,000 4,870,065
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 5.41%, 7/20/2034(a)(b) 6,600,000 6,388,034
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
5.38%, 4/20/2034(a)(b) 800,000 778,686
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
5.23%, 10/17/2034(a)(b) 1,800,000 1,755,662
CVS Pass-Through Trust
6.04%, 12/10/2028 3,716,186 3,660,546
6.94%, 1/10/2030 7,079,304 7,208,377
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Dryden 77 CLO Ltd., Series
2020-77A, Class AR,
5.80%, 5/20/2034(a)(b) 6,600,000 6,418,309
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 733,967 628,953
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 52,826 52,776
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 901,780 880,702
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 2,080,655 1,825,145
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052(a) 356,507 330,243
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 3,873,653 3,331,179
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 1,466,676 1,279,646
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 1,729,103 1,637,008
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 627,974 586,435
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 724,328 691,432
Invesco CLO Ltd.
Series 2021-1A, Class A1,
5.08%, 4/15/2034(a)(b) 1,550,000 1,506,425
Series 2021-2A, Class A,
5.20%, 7/15/2034(a)(b) 5,000,000 4,855,140
LCM 37 Ltd., Series
37A, Class A1, 5.34%,
4/15/2034(a)(b) 1,900,000 1,874,494
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
5.37%, 1/20/2035(a)(b) 5,000,000 4,860,920
Magnetite XXXII Ltd., Series
2022-32A, Class A, 5.21%,
4/15/2035(a)(b) 5,000,000 4,931,350
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
5.22%, 1/20/2032(a)(b) 1,000,000 983,421
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
5.38%, 10/20/2035(a)(b) 5,000,000 4,879,060
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,444,657
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 191,890
Reese Park CLO Ltd., Series
2020-1A, Class AR, 5.21%,
10/15/2034(a)(b) 1,550,000 1,507,493

NVIT Core Bond Fund - December 31, 2022 - Statement of Investments - 69
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 2,719,355 2,498,003
RR 1 LLC, Series 2017-
1A, Class A1AB, 5.23%,
7/15/2035(a)(b) 5,000,000 4,888,640
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 12,530,795 12,149,876
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,582,931 6,947,139
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
5.18%, 7/15/2034(a)(b) 5,000,000 4,891,290
125,389,675
Total Asset-Backed Securities
(cost $156,566,531)
148,901,225
Collateralized Mortgage Obligations 1.2%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 949,456 886,798
AREIT Trust, Series 2022-
CRE6, Class A, 5.08%,
1/16/2037(a)(b) 2,186,578 2,088,076
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 725,291 607,633
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 4,707,771 4,099,173
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 350,978 334,726
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 38,098 37,046
Series 2009-78, Class BM,
4.00%, 6/25/2039 25,424 25,294
New Residential Mortgage
Loan Trust, Series 2014-
2A, Class A3, 3.75%,
5/25/2054(a)(b) 517,904 471,650
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 2,723,000 2,249,332
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 2,723,000 2,244,395
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 1,839,000 1,499,433
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 958,686 866,479
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 720,844 680,463
Total Collateralized Mortgage Obligations
(cost $18,538,903)
16,090,498
Commercial Mortgage-Backed Securities 2.0%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 1,400,000 1,252,056
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,637,795
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 3,900,000 3,335,753
CityLine Commercial
Mortgage Trust, Series
2016-CLNE, Class A,
2.78%, 11/10/2031(a)(b) 7,388,000 7,113,252
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 9,631,219
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 741,313
Total Commercial Mortgage-Backed
Securities
(cost $29,473,294) 26,711,388
Corporate Bonds 27.0%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 4,775,000 4,044,055
3.25%, 2/1/2035 2,000,000 1,520,996
Lockheed Martin Corp. ,
4.07%, 12/15/2042 600,000 519,040
Raytheon Technologies Corp. ,
4.15%, 5/15/2045 2,000,000 1,667,292
7,751,383
Automobiles 0.5%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 5,080,000 4,346,109
1.80%, 1/10/2028(a)(d) 672,000 551,105
6.38%, 4/8/2030(a)(d) 1,730,000 1,753,007
6,650,221
Banks 3.4%
Bank of America Corp. ,
4.25%, 10/22/2026 3,000,000 2,897,848
Series L, 4.18%,
11/25/2027(d) 4,000,000 3,794,002
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(e) 2,340,000 2,125,258

70 - Statement of Investments - December 31, 2022 - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.53%), 1.90%,
7/23/2031(e) 2,500,000 1,918,764
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d)(e) 4,750,000 3,591,493
Citigroup, Inc. ,
(SOFR + 3.91%), 4.41%,
3/31/2031(e) 3,250,000 2,984,464
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 1,650,000 1,411,231
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 6,200,000 4,601,963
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 4,000,000 3,297,133
HSBC Holdings plc ,
(SOFR + 1.29%), 1.59%,
5/24/2027(e) 3,500,000 3,017,740
Huntington National Bank
(The) ,
5.65%, 1/10/2030(d) 2,000,000 2,015,268
ING Groep NV ,
(SOFR + 2.07%), 4.25%,
3/28/2033(d)(e) 1,000,000 880,412
JPMorgan Chase & Co. ,
(CME Term SOFR 3
Month + 1.11%), 1.76%,
11/19/2031(d)(e) 1,600,000 1,212,910
(SOFR + 2.08%), 4.91%,
7/25/2033(d)(e) 1,125,000 1,071,142
(SOFR + 2.58%), 5.72%,
9/14/2033(e) 2,075,000 2,025,311
(SOFR + 1.51%), 2.53%,
11/19/2041(e) 1,850,000 1,209,490
US Bancorp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
2.49%, 11/3/2036(e) 500,000 380,486
Wells Fargo & Co. ,
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 3,000,000 2,527,193
(SOFR + 2.10%), 4.90%,
7/25/2033(d)(e) 1,500,000 1,424,300
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 4,750,000 3,531,469
45,917,877
Beverages 0.9%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 4,500,000 4,090,838
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Finance, Inc. ,
4.90%, 2/1/2046 1,700,000 1,545,428
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 2,325,000 2,070,719
PepsiCo, Inc. ,
3.90%, 7/18/2032(d) 5,000,000 4,714,451
12,421,436
Biotechnology 1.0%
AbbVie, Inc. ,
3.20%, 11/21/2029 2,115,000 1,906,617
4.25%, 11/21/2049 1,350,000 1,120,345
Amgen, Inc. ,
4.05%, 8/18/2029(d) 1,675,000 1,565,328
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,591,350
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 2,544,667
13,728,307
Capital Markets 1.9%
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 2,056,008
5.15%, 2/1/2043(a) 1,000,000 877,543
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 1,795,231
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(e) 5,000,000 4,586,253
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(e) 750,000 686,816
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 2,400,000 2,194,461
S&P Global, Inc. ,
2.90%, 3/1/2032(a) 5,500,000 4,691,248
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 10,000,000 9,569,758
26,457,318
Chemicals 0.4%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 5,546,589
Commercial Services & Supplies 0.3%
Waste Connections, Inc. ,
4.20%, 1/15/2033(d) 5,000,000 4,643,720
Containers & Packaging 0.2%
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,350,000 2,073,292
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
3.65%, 6/1/2051 6,120,000 4,310,391

NVIT Core Bond Fund - December 31, 2022 - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a)(d) 575,000 478,687
Verizon Communications, Inc. ,
2.55%, 3/21/2031 3,000,000 2,467,076
4.00%, 3/22/2050 3,345,000 2,616,993
9,873,147
Electric Utilities 4.6%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 7,525,000 6,957,513
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 2,845,000 2,652,649
Series Z, 3.70%,
5/1/2050(d) 2,805,000 2,042,860
Duke Energy Corp. ,
4.30%, 3/15/2028(d) 3,955,000 3,805,595
Entergy Arkansas LLC ,
4.00%, 6/1/2028 3,750,000 3,550,960
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,754,707
Evergy, Inc. ,
2.90%, 9/15/2029 3,505,000 3,026,704
Exelon Corp. ,
4.05%, 4/15/2030 695,000 645,236
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 13,750,000 12,513,755
Georgia Power Co. ,
4.70%, 5/15/2032 4,750,000 4,579,284
ITC Holdings Corp. ,
4.95%, 9/22/2027(a)(d) 2,220,000 2,189,308
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 1,931,714
2.75%, 3/1/2032(a) 170,000 137,281
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 6,000,000 5,631,552
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 735,000 570,277
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 472,000 435,865
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,161,503
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 6,000,000 5,470,930
4.30%, 7/15/2029(a)(d) 1,403,000 1,263,885
62,321,578
Energy Equipment & Services 0.3%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 4,389,000 4,089,180
Entertainment 0.3%
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(a)(d) 5,800,000 4,777,836
Equity Real Estate Investment Trusts (REITs) 2.4%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 5,525,000 4,027,969
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Kite Realty Group Trust ,
4.75%, 9/15/2030 2,124,000 1,869,834
LXP Industrial Trust ,
2.70%, 9/15/2030 5,000,000 3,982,755
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024 9,050,000 8,891,282
Spirit Realty LP ,
2.10%, 3/15/2028 3,500,000 2,853,691
Sun Communities Operating
LP ,
2.30%, 11/1/2028 4,226,000 3,518,040
VICI Properties LP ,
5.13%, 5/15/2032 3,900,000 3,611,205
WP Carey, Inc. ,
2.45%, 2/1/2032(d) 4,750,000 3,711,694
32,466,470
Food & Staples Retailing 0.4%
Walmart, Inc. ,
4.15%, 9/9/2032(d) 5,000,000 4,870,720
Food Products 0.4%
Cargill, Inc. ,
5.13%, 10/11/2032(a)(d) 5,000,000 5,008,781
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030(a) 5,000,000 5,116,809
Health Care Providers & Services 0.5%
CVS Health Corp. ,
4.25%, 4/1/2050 115,000 91,530
Dignity Health ,
3.81%, 11/1/2024 4,000,000 3,878,009
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030 3,050,000 2,516,489
6,486,028
Household Durables 0.1%
Newell Brands, Inc. ,
5.75%, 4/1/2046(c)(d) 1,046,000 833,739
Industrial Conglomerates 0.1%
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 1,207,000 1,145,730
Insurance 0.1%
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 2,000,000 1,541,211
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
4.70%, 12/1/2032(d) 4,175,000 4,132,524
IT Services 0.3%
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 4,150,000 3,959,361

72 - Statement of Investments - December 31, 2022 - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0.6%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 1,450,000 1,187,101
3.70%, 4/1/2051 600,000 364,840
Comcast Corp. ,
2.65%, 2/1/2030(d) 3,905,000 3,378,289
2.94%, 11/1/2056 5,432,000 3,359,286
8,289,516
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 380,138
Multi-Utilities 0.9%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,145,094
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 2,943,321
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 7,000,000 6,752,172
3.25%, 6/15/2026 1,250,000 1,163,590
12,004,177
Oil, Gas & Consumable Fuels 2.2%
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051(d) 1,800,000 1,185,125
Continental Resources, Inc. ,
4.38%, 1/15/2028(d) 865,000 792,565
5.75%, 1/15/2031(a) 1,310,000 1,219,427
2.88%, 4/1/2032(a) 3,155,000 2,336,871
Energy Transfer LP ,
6.50%, 2/1/2042 2,350,000 2,322,688
Exxon Mobil Corp. ,
3.45%, 4/15/2051 2,250,000 1,693,873
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 410,315
3.25%, 8/1/2050 395,000 255,017
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,392,376
ONEOK, Inc. ,
7.15%, 1/15/2051 2,000,000 2,030,557
Targa Resources Partners LP ,
5.00%, 1/15/2028(d) 1,500,000 1,430,938
4.88%, 2/1/2031 1,905,000 1,720,120
4.00%, 1/15/2032 4,420,000 3,718,944
Valero Energy Partners LP ,
4.50%, 3/15/2028 320,000 310,265
Var Energi ASA ,
5.00%, 5/18/2027(a) 5,665,623 5,308,890
7.50%, 1/15/2028(a) 800,000 814,882
29,942,853
Pharmaceuticals 0.2%
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 2,500,000 2,397,032
Road & Rail 0.7%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a)(d) 6,500,000 5,926,206
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Ashtead Capital, Inc.,
4.25%, 11/1/2029(a)(d) 1,730,000 1,550,657
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 2,162,949
9,639,812
Semiconductors & Semiconductor Equipment 0.1%
Intel Corp. ,
4.15%, 8/5/2032(d) 2,085,000 1,949,393
Specialty Retail 0.6%
AutoZone, Inc. ,
4.75%, 8/1/2032(d) 5,000,000 4,845,926
Home Depot, Inc. (The) ,
2.88%, 4/15/2027 3,200,000 2,984,676
7,830,602
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
3.35%, 8/8/2032(d) 8,350,000 7,579,947
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 847,088
8,427,035
Thrifts & Mortgage Finance 0.4%
BPCE SA ,
5.70%, 10/22/2023(a)(d) 3,000,000 2,977,392
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(e) 3,750,000 2,736,246
5,713,638
Tobacco 0.4%
BAT Capital Corp. ,
4.74%, 3/16/2032 3,800,000 3,371,832
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 945,000 958,682
5.75%, 11/17/2032(d) 1,475,000 1,503,654
5,834,168
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 3,960,000 2,642,676
Total Corporate Bonds
(cost $420,296,884)
366,864,297
Loan Participation 0.1%
Electrical Equipment 0.1%
Sensata Technologies B.V.,
Term Loan, (ICE LIBOR
USD 3 Month + 1.75%),
5.87%, 9/20/2026 (e) 986,651 980,485
0
Total Loan Participation
(cost $987,726) 980,485

NVIT Core Bond Fund - December 31, 2022 - Statement of Investments - 73
Mortgage-Backed Securities 29.6%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 4,189,490 3,932,429
Pool# SB8083
1.50%, 1/1/2036 14,563,905 12,616,445
Pool# SB8088
1.50%, 2/1/2036 18,488,019 16,015,741
Pool# SB8183
3.50%, 10/1/2037 15,000,001 14,354,147
Pool# SD8018
4.00%, 10/1/2049 1,919,669 1,822,781
Pool# SD8080
2.00%, 6/1/2050 3,473,340 2,841,944
Pool# SD8079
2.00%, 7/1/2050 8,701,715 7,118,859
Pool# SD8084
3.00%, 8/1/2050 8,399,167 7,401,455
Pool# SD8178
2.50%, 11/1/2051 30,196,955 25,629,653
Pool# SD8181
1.50%, 12/1/2051 7,591,693 5,850,372
Pool# RA6433
2.50%, 12/1/2051 9,922,705 8,399,431
Pool# SD8199
2.00%, 3/1/2052 52,733,904 42,938,159
Pool# SD8200
2.50%, 3/1/2052 14,263,955 12,078,114
Pool# QE0799
2.50%, 4/1/2052 9,628,835 8,162,934
Pool# SD8213
3.00%, 5/1/2052 4,837,918 4,248,161
Pool# QE6924
4.00%, 8/1/2052 29,529,558 27,706,194
Pool# SD8255
3.50%, 10/1/2052 15,819,370 14,376,367
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,279,202 2,272,440
Pool# 468516
5.17%, 6/1/2028 814,795 809,425
Pool# AM7073
6.41%, 1/1/2030 1,474,103 1,605,724
Pool# 468127
5.70%, 5/1/2041 1,096,633 1,134,222
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 10,748,442 9,559,647
Pool# AR9398
3.50%, 6/1/2043 869,119 812,784
Pool# BC0180
4.00%, 1/1/2046 2,412,992 2,311,262
Pool# AS7908
3.00%, 9/1/2046 5,321,195 4,762,854
Pool# AS8483
3.00%, 12/1/2046 2,278,336 2,046,224
Pool# MA2863
3.00%, 1/1/2047 6,963,876 6,218,293
Pool# AS8784
3.00%, 2/1/2047 2,351,366 2,100,999
Pool# BE7557
3.50%, 2/1/2047 4,370,284 4,056,561
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM2003
4.00%, 10/1/2047 3,589,732 3,429,486
Pool# BJ3716
3.50%, 12/1/2047 2,188,581 2,029,395
Pool# MA3210
3.50%, 12/1/2047 908,673 840,431
Pool# BM3355
3.50%, 2/1/2048 1,456,638 1,350,250
Pool# CA1532
3.50%, 4/1/2048 4,587,237 4,257,825
Pool# CA2208
4.50%, 8/1/2048 1,050,525 1,029,388
Pool# CA2469
4.00%, 10/1/2048 1,943,855 1,853,448
Pool# MA3745
3.50%, 8/1/2049 5,031,874 4,652,167
Pool# FS2041
2.00%, 8/1/2051 8,714,150 7,111,315
Pool# FS1080
2.50%, 2/1/2052 33,917,247 28,784,806
Pool# BU8883
3.00%, 3/1/2052 19,964,302 17,527,994
Pool# MA4577
2.00%, 4/1/2052 43,616,588 35,513,026
Pool# BV8011
3.00%, 8/1/2052 9,944,407 8,730,849
Pool# MA4733
4.50%, 9/1/2052 19,523,338 18,792,795
Pool# MA4782
3.50%, 10/1/2052 14,860,415 13,504,947
Total Mortgage-Backed Securities
(cost $449,133,113)
402,591,743
Municipal Bonds 1.1%
California 0.4%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 4,538,555
District of Columbia 0.7%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue
Series D, 7.46%, 10/1/2046 6,000,000 7,371,550
Series D, 8.00%, 10/1/2047 2,000,000 2,537,955
9,909,505
Total Municipal Bonds
(cost $14,152,790)
14,448,060

74 - Statement of Investments - December 31, 2022 - NVIT Core Bond Fund
U.S. Government Agency Security 0.9%
Principal
Amount ($) Value ($)
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 12,932,720
Total U.S. Government Agency Security
(cost $13,853,113)
12,932,720
U.S. Treasury Obligations 26.2%
U.S. Treasury Bonds
7.13%, 2/15/2023 (d) 1,000,000 1,003,153
2.00%, 11/15/2041 18,000,000 12,852,422
2.38%, 2/15/2042 55,000,000 41,993,359
3.25%, 5/15/2042 11,500,000 10,082,265
3.13%, 2/15/2043 23,000,000 19,621,875
2.25%, 8/15/2046 7,000,000 4,953,867
2.25%, 2/15/2052 54,800,000 38,107,406
2.88%, 5/15/2052 6,375,000 5,107,969
U.S. Treasury Notes
0.13%, 10/15/2023 1,000,000 964,727
0.25%, 3/15/2024 26,000,000 24,648,203
0.38%, 4/15/2024 8,000,000 7,570,000
3.00%, 6/30/2024 10,000,000 9,760,547
4.50%, 11/30/2024 20,000,000 20,000,780
1.00%, 12/15/2024 50,000,000 46,796,875
2.88%, 6/15/2025 9,000,000 8,698,711
3.00%, 7/15/2025 22,000,000 21,309,062
0.25%, 8/31/2025 20,000,000 17,984,375
1.25%, 12/31/2026 26,000,000 23,283,203
2.25%, 2/15/2027 2,000,000 1,861,172
0.50%, 4/30/2027 1,000,000 861,055
3.25%, 6/30/2027 7,000,000 6,768,398
2.25%, 8/15/2027 15,000,000 13,875,586
1.50%, 11/30/2028 11,000,000 9,552,383
2.75%, 5/31/2029 6,000,000 5,574,375
3.25%, 6/30/2029 2,000,000 1,913,906
2.88%, 5/15/2032 1,500,000 1,382,344
Total U.S. Treasury Obligations
(cost $380,131,133)
356,528,018
Repurchase Agreements 1.2%
Bank of America NA
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,001,912,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $4,080,000. (f)(g) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $6,771,564,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$6,903,697. (f)(g) 6,768,330 6,768,330
Credit Suisse AG
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,002,373,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$5,102,424. (f)(g) 5,000,000 5,000,000
MetLife, Inc.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $1,020,530. (f)(g) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $16,768,330)
16,768,330
Total Investments
(cost $1,499,901,817) — 100.3%
1,362,816,764
Liabilities in excess of other
assets — (0.3)% (3,778,762)
NET ASSETS — 100.0%
$ 1,359,038,002
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $289,180,621 which represents 21.28% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.

NVIT Core Bond Fund - December 31, 2022 - Statement of Investments - 75
(d) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $54,842,735, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,768,330 and by
$40,332,081 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.75%, and maturity dates ranging from 2/28/2023 –
11/15/2051, a total value of $57,100,411.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$16,768,330.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.82 USD 104,300,000 (149,827) (713,321) (863,148)
(149,827) (713,321) (863,148)
As of December 31, 2022, the Fund had $1,469,564 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

76 - Statement of Investments - December 31, 2022 - NVIT Core Bond Fund
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 444 3/2023 USD 91,054,688 110,036
U.S. Treasury 5 Year Note 156 3/2023 USD 16,837,031 (23,601)
U.S. Treasury 10 Year Note 443 3/2023 USD 49,747,516 (483,422)
Total long contracts (396,987)
Short Contracts
U.S. Treasury 10 Year Ultra Note (184) 3/2023 USD (21,763,750) 183,230
U.S. Treasury Long Bond (108) 3/2023 USD (13,537,125) 96,772
U.S. Treasury Ultra Bond (10) 3/2023 USD (1,343,125) 6,929
Total short contracts 286,931
Net contracts (110,056)
As of December 31, 2022, the Fund had $949,465 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 77
Asset-Backed Securities 17 .3%
Principal
Amount ($) Value ($)
Automobiles 0 .1%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 233,723
Equipment Loans & Leases 0 .9%
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 703,937 530,143
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 450,760 390,216
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 769,056 603,732
1,524,091
Home Equity 6 .9%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 6.94%,
11/25/2033(b) 1,043,212 922,706
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2007-HE2, Class A4,
4.62%, 5/25/2037(b) 1,441,295 995,016
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 4.69%, 5/25/2036(b) 2,287,904 1,488,451
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 4.22%,
4/25/2037(b) 448,477 308,865
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
4.87%, 8/25/2036(b) 1,626,385 733,330
Series 2007-CH3, Class
M2, 4.71%, 3/25/2037(b) 1,500,000 1,241,833
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
4.60%, 5/25/2037(b) 1,239,223 1,161,705
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
4.89%, 6/25/2037(b) 2,138,121 576,945
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 4.95%,
5/25/2036(b) 1,500,000 1,317,967
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 4.96%, 1/25/2036(b) 2,049,000 1,398,879
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 842,377
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 4.73%, 8/25/2036(b) 4,047,512 1,291,721
12,279,795
Other 9 .2%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(a) 27,696 27,469
AGL CLO 3 Ltd., Series
2020-3A, Class A, 5.38%,
1/15/2033(a)(b) 1,000,000 981,495
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
5.47%, 7/20/2034(a)(b) 500,000 484,004
Capital Four US CLO I Ltd.,
Series 2021-1A, Class A,
5.40%, 1/18/2035(a)(b) 500,000 483,154
Cathedral Lake VIII Ltd.,
Series 2021-8A, Class A1,
5.46%, 1/20/2035(a)(b) 500,000 483,175
CLNC Ltd., Series 2019-
FL1, Class A, 5.69%,
8/20/2035(a)(b) 60,992 59,480
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 873,546
Franklin Park Place CLO I
LLC, Series 2022-1A, Class
A, 5.23%, 4/14/2035(a)(b) 500,000 478,054
FS RIALTO, Series 2021-
FL2, Class A, 5.55%,
5/16/2038(a)(b) 375,000 356,112
FS Rialto Issuer LLC, Series
2022-FL4, Class AS, 6.21%,
1/19/2039(a)(b) 200,000 191,891
Generate CLO 9 Ltd., Series
9A, Class A, 5.44%,
10/20/2034(a)(b) 500,000 482,070
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 311,675
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
5.40%, 4/15/2034(a)(b) 500,000 489,555
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 1,046,567 812,882
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 615,011 472,999

78 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
LCM XV LP, Series 15A, Class
DR, 7.94%, 7/20/2030(a)(b) 250,000 215,254
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
5.82%, 5/15/2036(a)(b) 164,269 163,260
Marble Point CLO XIV Ltd.,
Series 2018-2A, Class A1R,
5.52%, 1/20/2032(a)(b) 500,000 488,640
Marble Point CLO XXII Ltd.,
Series 2021-2A, Class A,
5.56%, 7/25/2034(a)(b) 500,000 481,566
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 300,325 294,460
ME Funding LLC, Series
2019-1, Class A2, 6.45%,
7/30/2049(a) 727,500 697,539
Ocean Trails CLO X, Series
2020-10A, Class AR,
5.30%, 10/15/2034(a)(b) 500,000 483,702
Pagaya AI Debt Selection
Trust
Series 2021-1, Class B,
2.13%, 11/15/2027(a) 349,856 327,270
Series 2021-3, Class B,
1.74%, 5/15/2029(a) 499,973 456,575
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 499,934 449,875
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
7.39%, 3/25/2026(a)(b) 850,000 824,485
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(a)(c) 840,579 758,982
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
5.43%, 10/20/2030(a)(b) 500,000 493,256
Sunnova Helios V Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 424,442 345,407
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 457,726 402,709
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 5.16%, 1/17/2032(a)
(b) 500,000 490,492
Trimaran Cavu Ltd., Series
2021-3A, Class A, 5.40%,
1/18/2035(a)(b) 500,000 481,416
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 208,291 195,251
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 167,885 155,244
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 413,483 316,458
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(a)(c) 383,647 347,797
Wellfleet CLO X Ltd., Series
2019-XA, Class A2R,
5.99%, 7/20/2032(a)(b) 500,000 474,336
16,331,535
Student Loan 0 .2%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 448,578
Total Asset-Backed Securities
(cost $35,924,051)
30,817,722
Collateralized Mortgage Obligations 16 .8%
ACRE Commercial Mortgage
Ltd., Series 2021-
FL4, Class A, 5.17%,
12/18/2037(a)(b) 86,618 85,762
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 5.19%, 12/25/2035(b) 1,026,171 876,560
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 1,897,012 955,155
Series 2006-OA7, Class
1A2, 2.99%, 6/25/2046(b) 1,480,726 1,208,845
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
4.87%, 2/25/2036(b) 1,244,049 1,209,513
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,548,151 748,502
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,151,889 579,850
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 936,159 894,403
FHLMC REMICS
Series 5004, Class LS, IO,
1.76%, 7/25/2050(b) 3,003,749 370,488
Series 5198, Class KZ,
2.00%, 2/25/2052 2,236,943 1,348,648
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 1,537,136 1,414,054
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,189,055 1,926,275
Series 2018-33, Class A,
3.00%, 5/25/2048 661,254 588,664
Series 2019-64, Class D,
2.50%, 11/25/2049 435,308 377,990
Series 2020-77, Class S,
IO, 0.22%, 11/25/2050(b) 5,987,922 257,111

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 79
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-61, Class KZ,
2.50%, 9/25/2051 3,095,130 1,838,685
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 537,015
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(b) 4,920,999 85,380
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 7,579,492 988,431
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 3,245,108 430,981
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 3,807,090 490,671
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,959,241 442,394
Series 2022-174, Class AZ,
3.50%, 5/20/2051 4,304,953 3,545,916
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 4,173,461 608,911
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 4.75%,
7/25/2047(b) 700,941 479,435
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 356,506 354,344
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 428,486 411,449
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 345,241
PRPM LLC, Series 2022-
5, Class A1, 6.90%,
9/27/2027(a)(c) 1,878,469 1,864,246
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 993,718 780,719
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,890,990 1,648,135
Toorak Mortgage Corp. Ltd.,
Series 2020-1, Class A2,
3.23%, 3/25/2023(a)(c) 1,100,000 1,043,009
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 364,280
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 878,511 820,616
Total Collateralized Mortgage Obligations
(cost $36,663,287)
29,921,678
Commercial Mortgage-Backed Securities 7 .1%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN30,
Class XB, IO, 0.72%,
12/15/2053(b) 3,036,000 133,844
Series 2017-BNK6, Class
XA, IO, 0.77%, 7/15/2060(b) 4,170,854 110,254
Series 2018-BN10, Class
XA, IO, 0.69%, 2/15/2061(b) 2,764,893 78,592
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.05%, 2/15/2053(b) 1,976,771 102,976
Series 2021-C12, Class XA,
IO, 0.96%, 11/15/2054(b) 2,720,572 152,224
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.14%, 11/5/2036(a)
(b) 4,823,000 15,126
Series 2012-SHOW, Class
XA, IO, 0.60%, 11/5/2036(a)
(b) 8,760,000 87,831
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.77%, 9/15/2053(b) 1,313,616 100,335
Series 2021-B27, Class XA,
IO, 1.27%, 7/15/2054(b) 2,001,493 141,040
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
6.32%, 9/15/2036(a)(b) 134,000 124,616
Series 2021-VOLT, Class F,
6.72%, 9/15/2036(a)(b) 134,000 123,280
Series 2021-SOAR, Class
A, 4.99%, 6/15/2038(a)(b) 198,496 191,186
BX Trust
Series 2019-OC11, Class E,
3.94%, 12/9/2041(a)(b) 211,000 163,236
Series 2019-OC11, Class D,
3.94%, 12/9/2041(a)(b) 100,000 79,692
BXMT Ltd., Series 2021-
FL4, Class A, 5.37%,
5/15/2038(a)(b) 125,000 123,529
CD Mortgage Trust
Series 2017-CD6, Class XA,
IO, 0.88%, 11/13/2050(b) 5,123,278 142,720
Series 2017-CD6, Class C,
4.23%, 11/13/2050(b) 202,000 169,208
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.61%,
5/10/2058(b) 1,935,237 76,418
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.50%, 12/10/2041(a)(b) 115,000 83,803
Series 2014-GC19, Class
XA, IO, 1.10%, 3/11/2047(b) 3,244,246 26,368
Series 2014-GC21, Class
XA, IO, 1.12%, 5/10/2047(b) 2,782,156 31,846
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 74,915

80 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Commercial Mortgage Trust
Series 2017-PANW, Class
E, 3.81%, 10/10/2029(a)(b) 254,000 221,746
Series 2017-PANW, Class
D, 3.93%, 10/10/2029(a)(b) 152,000 138,851
Series 2014-CR20,
Class XA, IO, 0.94%,
11/10/2047(b) 5,367,575 71,284
Series 2015-CR23, Class C,
4.30%, 5/10/2048(b) 407,000 371,717
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.86%, 1/15/2049(b) 609,280 28,587
Series 2017-CX10,
Class XA, IO, 0.75%,
11/15/2050(b) 6,030,995 158,724
Series 2017-CX10, Class C,
4.18%, 11/15/2050(b) 247,000 206,965
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 204,166
CSMC Trust
Series 2017-CALI, Class F,
3.78%, 11/10/2032(a)(b) 250,000 163,192
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 158,326 141,422
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 100,000 84,192
Series 2021-B33, Class A2,
3.17%, 10/10/2043(a) 157,000 122,221
CSWF, Series 2018-
TOP, Class F, 7.07%,
8/15/2035(a)(b) 86,258 85,389
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.46%, 5/25/2030(b) 1,642,340 1,471,853
Series 2020-M7, Class X2,
IO, 1.24%, 3/25/2031(b) 5,175,353 358,826
Series 2022-M5, Class X,
IO, 0.62%, 1/1/2034(b) 13,031,000 522,025
GNMA REMICS
Series 2021-35, Class , IO,
0.99%, 12/16/2062(b) 4,601,212 337,558
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,830,232 266,249
Series 2021-129, Class , IO,
0.99%, 6/16/2063(b) 5,464,305 398,690
Series 2021-65, Class , IO,
0.88%, 8/16/2063(b) 5,033,608 341,701
Series 2021-79, Class , IO,
0.91%, 8/16/2063(b) 5,283,608 366,217
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,704,645 416,304
Series 2021-208, Class , IO,
0.75%, 6/16/2064(b) 6,603,737 389,679
GPMT Ltd., Series 2021-
FL3, Class A, 5.59%,
7/16/2035(a)(b) 131,882 129,212
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Great Wolf Trust
Series 2019-WOLF, Class
E, 7.05%, 12/15/2036(a)(b) 100,000 94,591
Series 2019-WOLF, Class F,
7.45%, 12/15/2036(a)(b) 100,000 93,711
GS Mortgage Securities
Corp. Trust, Series 2018-
TWR, Class D, 6.17%,
7/15/2031(a)(b) 100,000 88,138
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.57%, 11/10/2049(b) 5,455,004 95,466
Series 2017-GS8, Class XA,
IO, 0.95%, 11/10/2050(b) 4,894,500 166,394
Series 2018-GS9, Class C,
4.36%, 3/10/2051(b) 175,000 143,958
HPLY Trust, Series 2019-
HIT, Class F, 7.47%,
11/15/2036(a)(b) 88,054 83,167
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class
FFX, 5.36%, 7/5/2033(a)(b) 113,000 96,356
JPMBB Commercial Mortgage
Securities Trust, Series
2014-C23, Class D, 3.98%,
9/15/2047(a)(b) 200,000 170,025
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.65%, 5/13/2053(b) 1,350,872 101,455
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 120,318
Med Trust, Series 2021-
MDLN, Class G, 9.57%,
11/15/2038(a)(b) 201,000 181,413
MHC Commercial Mortgage
Trust, Series 2021-
MHC, Class A, 5.12%,
4/15/2038(a)(b) 200,000 193,963
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.25%, 5/15/2050(b) 2,434,162 95,309
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
6.64%, 11/15/2034(a)(b) 111,000 102,301
Series 2019-L3, Class XA,
IO, 0.64%, 11/15/2052(b) 3,025,403 97,873
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 86,936
One New York Plaza Trust,
Series 2020-1NYP, Class C,
6.52%, 1/15/2036(a)(b) 150,000 137,061
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.88%, 10/10/2048(b) 2,752,897 122,848

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 81
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Soho Trust, Series 2021-
SOHO, Class B, 2.70%,
8/10/2038(a)(b) 202,000 147,584
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(b) 194,000 162,087
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 140,139
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.58%, 5/15/2048(b) 8,299,171 87,498
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 167,660
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 132,828
Series 2021-C59, Class XA,
IO, 1.54%, 4/15/2054(b) 1,666,706 138,085
Total Commercial Mortgage-Backed
Securities
(cost $14,652,758) 12,576,973
Corporate Bonds 13 .4%
Aerospace & Defense 0 .3%
Boeing Co. (The) ,
2.95%, 2/1/2030 170,000 143,977
Raytheon Technologies Corp. ,
3.03%, 3/15/2052 100,000 67,795
Textron, Inc. ,
2.45%, 3/15/2031 270,000 216,064
TransDigm, Inc. ,
5.50%, 11/15/2027 45,000 42,257
470,093
Airlines 0 .1%
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 185,000 169,082
Auto Components 0 .1%
American Axle &
Manufacturing, Inc. ,
5.00%, 10/1/2029 40,000 32,251
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 35,000 30,796
Goodyear Tire & Rubber Co.
(The) ,
5.25%, 7/15/2031 65,000 53,166
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 36,624
152,837
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 120,000 89,993
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 1 .5%
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(a)(d)(e) 200,000 153,500
Banco Nacional de Comercio
Exterior SNC ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.00%),
2.72%, 8/11/2031(e) 200,000 166,836
Bank Hapoalim BM ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.16%),
3.26%, 1/21/2032(a)(e) 200,000 172,096
Bank of America Corp. ,
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 30,000 29,290
(SOFR + 1.75%), 4.83%,
7/22/2026(e) 40,000 39,532
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 285,000 209,407
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 185,000 139,879
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 255,000 245,396
BBVA Bancomer SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.65%),
5.12%, 1/18/2033(e) 200,000 179,520
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(e) 300,000 275,517
JPMorgan Chase & Co. ,
(SOFR + 1.99%), 4.85%,
7/25/2028(e) 70,000 68,235
(SOFR + 1.25%), 2.58%,
4/22/2032(e) 180,000 144,187
(SOFR + 1.26%), 2.96%,
1/25/2033(e) 175,000 142,433
Santander Holdings USA, Inc. ,
(SOFR + 1.25%), 2.49%,
1/6/2028(e) 160,000 137,277
Scotiabank Peru SAA ,
Reg. S, (ICE LIBOR USD
3 Month + 3.86%), 8.62%,
12/13/2027(e) 50,000 49,338
Toronto-Dominion Bank (The) ,
4.69%, 9/15/2027 220,000 217,486

82 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(e) 145,000 134,632
(SOFR + 1.98%), 4.81%,
7/25/2028(e) 60,000 58,602
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 185,000 137,541
2,700,704
Beverages 0 .2%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 145,000 143,347
Constellation Brands, Inc. ,
3.15%, 8/1/2029 60,000 52,582
2.88%, 5/1/2030 105,000 89,382
PepsiCo, Inc. ,
3.60%, 2/18/2028 45,000 43,084
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(a) 45,000 38,861
367,256
Biotechnology 0 .1%
AbbVie, Inc. ,
3.85%, 6/15/2024 50,000 49,228
3.80%, 3/15/2025 95,000 92,588
141,816
Building Products 0 .1%
Advanced Drainage Systems,
Inc. ,
6.38%, 6/15/2030(a) 25,000 24,292
Builders FirstSource, Inc. ,
6.38%, 6/15/2032(a) 50,000 46,962
Carrier Global Corp. ,
3.58%, 4/5/2050 95,000 67,740
Griffon Corp. ,
5.75%, 3/1/2028 40,000 36,600
175,594
Capital Markets 0 .5%
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 215,000 157,942
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 5.78%,
5/15/2026(e) 274,000 272,071
Macquarie Group Ltd. ,
(SOFR + 1.53%), 2.87%,
1/14/2033(a)(e) 205,000 157,273
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 375,000 271,924
859,210
Chemicals 0 .5%
ASP Unifrax Holdings, Inc. ,
5.25%, 9/30/2028(a) 70,000 56,327
Braskem Idesa SAPI ,
Reg. S, 6.99%, 2/20/2032 200,000 142,764
CVR Partners LP ,
6.13%, 6/15/2028(a) 45,000 40,370
Equate Petrochemical BV ,
Reg. S, 2.63%, 4/28/2028 200,000 174,000
Sasol Financing USA LLC ,
5.50%, 3/18/2031 200,000 162,829
SK Invictus Intermediate II
Sarl ,
5.00%, 10/30/2029(a) 90,000 73,800
UPL Corp. Ltd. ,
Reg. S, 4.63%, 6/16/2030 200,000 155,715
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 50,000 40,363
846,168
Commercial Services & Supplies 0 .1%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 35,000 32,025
9.75%, 7/15/2027(a) 70,000 60,900
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 56,878
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 55,000 45,993
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(a) 55,000 51,838
247,634
Communications Equipment 0 .0%
†
CommScope, Inc. ,
4.75%, 9/1/2029(a) 55,000 44,341
Construction & Engineering 0 .2%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 136,993 94,045
Pike Corp. ,
5.50%, 9/1/2028(a) 125,000 109,280
Quanta Services, Inc. ,
2.35%, 1/15/2032 190,000 144,273
347,598
Construction Materials 0 .1%
Cemex SAB de CV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.53%),
5.12%, 6/08/2026(d)(e) 200,000 184,802

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 83
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 0 .5%
American Express Co. ,
3.95%, 8/1/2025 130,000 127,353
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(a) 110,000 94,675
3.25%, 2/15/2027(a) 50,000 42,789
Capital One Financial Corp. ,
(SOFR + 2.16%), 4.98%,
7/24/2026(e) 135,000 132,220
Discover Financial Services ,
4.10%, 2/9/2027 145,000 136,444
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 90,000 74,628
3.10%, 1/12/2032 90,000 70,519
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 61,199 50,688
Navient Corp. ,
5.00%, 3/15/2027 30,000 26,263
OneMain Finance Corp. ,
6.63%, 1/15/2028 70,000 64,458
820,037
Containers & Packaging 0 .2%
Berry Global, Inc. ,
0.95%, 2/15/2024 130,000 123,163
Clydesdale Acquisition
Holdings, Inc. ,
6.63%, 4/15/2029(a) 65,000 61,799
WRKCo, Inc. ,
3.75%, 3/15/2025 135,000 130,562
315,524
Distributors 0 .0%
†
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 60,000 53,807
Diversified Consumer Services 0 .0%
†
Metis Merger Sub LLC ,
6.50%, 5/15/2029(a) 80,000 67,159
Diversified Financial Services 0 .1%
Inversiones La Construccion
SA ,
Reg. S, 4.75%, 2/7/2032 200,000 162,905
Diversified Telecommunication Services 0 .4%
AT&T, Inc. ,
2.75%, 6/1/2031 45,000 37,292
2.25%, 2/1/2032 175,000 137,169
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 43,121
4.75%, 2/1/2032(a) 45,000 36,481
4.25%, 1/15/2034(a) 40,000 29,522
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 13,928
5.00%, 5/1/2028(a) 30,000 26,161
6.00%, 1/15/2030(a) 45,000 35,351
Lumen Technologies, Inc. ,
5.13%, 12/15/2026(a) 25,000 21,732
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Network i2i Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.39%),
3.98%, 3/03/2026(d)(e) 200,000 174,000
Verizon Communications, Inc. ,
1.75%, 1/20/2031 285,000 221,114
775,871
Electric Utilities 0 .7%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 145,000 102,436
Duke Energy Carolinas LLC ,
3.55%, 3/15/2052 40,000 29,873
Duke Energy Corp. ,
2.65%, 9/1/2026 225,000 207,813
Entergy Louisiana LLC ,
4.75%, 9/15/2052 50,000 44,864
Exelon Corp. ,
4.10%, 3/15/2052(a) 20,000 15,981
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(a) 177,000 147,530
LLPL Capital Pte. Ltd. ,
Reg. S, 6.88%, 2/4/2039 170,640 150,249
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 155,701
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 75,000 72,246
NextEra Energy Capital
Holdings, Inc. ,
4.26%, 9/1/2024 60,000 59,186
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 80,000 60,816
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 95,000 73,709
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 150,000 135,378
1,255,782
Electronic Equipment, Instruments & Components 0 .2%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 120,000 109,012
Vontier Corp. ,
1.80%, 4/1/2026 190,000 160,559
269,571
Energy Equipment & Services 0 .1%
Halliburton Co. ,
2.92%, 3/1/2030 70,000 60,012
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 65,625 63,861
USA Compression Partners
LP ,
6.88%, 9/1/2027 40,000 37,400
Weatherford International Ltd. ,
6.50%, 9/15/2028(a) 45,000 44,114
205,387

84 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0 .1%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a) 50,000 28,990
Live Nation Entertainment,
Inc. ,
4.75%, 10/15/2027(a) 75,000 66,774
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(a) 155,000 139,582
235,346
Equity Real Estate Investment Trusts (REITs) 0 .4%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 245,000 182,170
Crown Castle, Inc. ,
4.30%, 2/15/2029 145,000 136,929
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 190,000 138,518
Iron Mountain, Inc. ,
4.50%, 2/15/2031(a) 30,000 24,658
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(a) 50,000 42,325
Vornado Realty LP ,
2.15%, 6/1/2026 60,000 50,700
Welltower, Inc. ,
2.05%, 1/15/2029 175,000 142,133
717,433
Food & Staples Retailing 0 .1%
Performance Food Group,
Inc. ,
4.25%, 8/1/2029(a) 40,000 34,665
Sysco Corp. ,
3.25%, 7/15/2027 80,000 73,942
3.30%, 2/15/2050 70,000 47,949
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 45,000 43,237
199,793
Food Products 0 .1%
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 95,000 77,969
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 9,000 7,765
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 150,000 138,112
223,846
Gas Utilities 0 .1%
Ferrellgas LP ,
5.38%, 4/1/2026(a) 35,000 31,838
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(a) 90,000 76,498
Superior Plus LP ,
4.50%, 3/15/2029(a) 70,000 59,850
168,186
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies 0 .0%
†
Medline Borrower LP ,
5.25%, 10/1/2029(a) 95,000 75,456
Health Care Providers & Services 0 .5%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 95,000 80,873
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 60,000 50,189
6.88%, 4/15/2029(a) 30,000 15,419
Elevance Health, Inc. ,
3.30%, 1/15/2023 135,000 134,901
4.10%, 5/15/2032 145,000 134,874
HCA, Inc. ,
4.13%, 6/15/2029 75,000 68,467
5.13%, 6/15/2039 80,000 71,582
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 30,000 28,232
4.38%, 2/15/2027(a) 40,000 33,833
ModivCare Escrow Issuer,
Inc. ,
5.00%, 10/1/2029(a) 70,000 59,031
Owens & Minor, Inc. ,
6.63%, 4/1/2030(a) 70,000 60,158
RP Escrow Issuer LLC ,
5.25%, 12/15/2025(a) 60,000 45,819
Tenet Healthcare Corp. ,
6.25%, 2/1/2027(a) 35,000 33,618
6.13%, 6/15/2030(a) 85,000 80,988
897,984
Hotels, Restaurants & Leisure 0 .6%
Boyne USA, Inc. ,
4.75%, 5/15/2029(a) 125,000 110,631
Caesars Entertainment, Inc. ,
4.63%, 10/15/2029(a) 45,000 36,621
Carnival Corp. ,
5.75%, 3/1/2027(a) 165,000 117,817
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 35,922
Expedia Group, Inc. ,
5.00%, 2/15/2026 110,000 108,548
3.80%, 2/15/2028 185,000 169,829
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 75,000 60,495
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 175,000 141,712
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 100,000 85,086
NCL Corp. Ltd. ,
5.88%, 2/15/2027(a) 45,000 38,984
Premier Entertainment Sub
LLC ,
5.63%, 9/1/2029(a) 50,000 36,870
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 85,000 71,800

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 85
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 45,000 43,200
Viking Cruises Ltd. ,
5.88%, 9/15/2027(a) 105,000 85,592
1,143,107
Household Durables 0 .0%
†
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 48,628
SWF Escrow Issuer Corp. ,
6.50%, 10/1/2029(a) 30,000 17,383
66,011
Household Products 0 .1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 45,000 38,997
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(a) 25,000 21,625
7.00%, 12/31/2027(a) 25,000 20,563
81,185
Independent Power and Renewable Electricity Producers
0 .0%
†
Calpine Corp. ,
5.13%, 3/15/2028(a) 45,000 40,153
4.63%, 2/1/2029(a) 30,000 25,742
65,895
Insurance 0 .4%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 35,954
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 75,000 63,611
Athene Holding Ltd. ,
3.95%, 5/25/2051 190,000 128,204
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 45,000 42,374
Brown & Brown, Inc. ,
2.38%, 3/15/2031 130,000 98,908
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 90,000 86,209
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 155,000 136,471
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 140,000 96,769
688,500
Machinery 0 .0%
†
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 35,000 33,957
Media 0 .6%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 50,000 47,688
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 245,000 180,454
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 50,000 36,714
Comcast Corp. ,
2.94%, 11/1/2056 212,000 131,106
Directv Financing LLC ,
5.88%, 8/15/2027(a) 40,000 35,786
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 45,000 35,915
5.13%, 6/1/2029 25,000 16,128
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 42,004
McGraw-Hill Education, Inc. ,
5.75%, 8/1/2028(a) 45,000 37,817
News Corp. ,
5.13%, 2/15/2032(a) 30,000 27,300
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 25,000 22,934
Omnicom Group, Inc. ,
2.45%, 4/30/2030 165,000 136,657
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 90,000 72,225
Sirius XM Radio, Inc. ,
5.50%, 7/1/2029(a) 85,000 77,586
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 45,000 37,632
7.38%, 6/30/2030(a) 70,000 66,899
VTR Comunicaciones SpA ,
Reg. S, 5.13%, 1/15/2028 200,000 124,210
1,129,055
Metals & Mining 0 .5%
Arconic Corp. ,
6.13%, 2/15/2028(a) 75,000 70,370
CAP SA ,
Reg. S, 3.90%, 4/27/2031 200,000 156,041
Freeport Indonesia PT ,
5.32%, 4/14/2032(a) 200,000 183,447
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029 50,000 48,240
4.63%, 8/1/2030 70,000 65,198
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 100,000 88,109
3.38%, 9/23/2051(a) 85,000 55,134
JSW Steel Ltd. ,
Reg. S, 5.05%, 4/5/2032 200,000 157,806
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(a) 55,000 47,211
871,556
Multiline Retail 0 .2%
Dollar General Corp. ,
4.25%, 9/20/2024 70,000 69,038
3.50%, 4/3/2030 155,000 139,445

86 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multiline Retail
Dollar Tree, Inc. ,
4.00%, 5/15/2025 125,000 122,033
330,516
Multi-Utilities 0 .1%
DTE Energy Co. ,
4.22%, 11/1/2024(c) 70,000 68,806
Empresas Publicas de
Medellin ESP ,
Reg. S, 4.25%, 7/18/2029 200,000 158,750
227,556
Oil, Gas & Consumable Fuels 1 .3%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 22,689
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 60,000 54,900
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(a) 65,000 61,587
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 50,000 46,007
7.38%, 1/15/2031(a) 35,000 33,547
Continental Resources, Inc. ,
2.27%, 11/15/2026(a) 50,000 43,323
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 134,504
Energy Transfer LP ,
4.75%, 1/15/2026 85,000 82,791
5.00%, 5/15/2044(c) 90,000 73,366
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 140,000 136,122
EQM Midstream Partners LP ,
4.75%, 1/15/2031(a) 85,000 69,487
Exxon Mobil Corp. ,
2.99%, 3/19/2025 85,000 81,872
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 55,482
4.25%, 2/15/2030(a) 85,000 72,668
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 40,725
5.75%, 2/1/2029(a) 60,000 53,404
Hunt Oil Co. of Peru LLC
Sucursal Del Peru ,
Reg. S, 6.38%, 6/1/2028 174,800 166,203
MPLX LP ,
1.75%, 3/1/2026 75,000 66,853
NGL Energy Operating LLC ,
7.50%, 2/1/2026(a) 60,000 53,423
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 25,000 25,834
6.13%, 1/1/2031 40,000 40,368
6.45%, 9/15/2036 30,000 30,600
Oleoducto Central SA ,
Reg. S, 4.00%, 7/14/2027 200,000 176,440
Parkland Corp. ,
4.50%, 10/1/2029(a) 55,000 45,830
Petroleos del Peru SA ,
Reg. S, 4.75%, 6/19/2032 200,000 154,580
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 63,800
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 100,000 89,131
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 90,000 88,247
Southwestern Energy Co. ,
5.38%, 2/1/2029 40,000 37,082
4.75%, 2/1/2032 45,000 38,457
Sunoco LP ,
6.00%, 4/15/2027 35,000 34,464
4.50%, 5/15/2029 20,000 17,494
TotalEnergies Capital
International SA ,
3.39%, 6/29/2060 105,000 73,086
Western Midstream Operating
LP ,
3.35%, 2/1/2025(c) 45,000 42,580
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 56,475
2,363,421
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 141,000 136,513
Glatfelter Corp. ,
4.75%, 11/15/2029(a) 50,000 30,065
166,578
Personal Products 0 .0%
†
Coty, Inc. ,
5.00%, 4/15/2026(a) 40,000 37,931
Pharmaceuticals 0 .1%
1375209 BC Ltd. ,
9.00%, 1/30/2028(a) 5,000 4,869
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 35,000 24,137
11.00%, 9/30/2028(a) 9,000 7,018
14.00%, 10/15/2030(a) 1,000 594
Royalty Pharma plc ,
3.30%, 9/2/2040 205,000 142,276
Viatris, Inc. ,
1.65%, 6/22/2025 45,000 40,756
219,650
Real Estate Management & Development 0 .0%
†
Realogy Group LLC ,
5.25%, 4/15/2030(a) 50,000 36,476
Road & Rail 0 .3%
CSX Corp. ,
3.35%, 9/15/2049 185,000 133,100
Movida Europe SA ,
Reg. S, 5.25%, 2/8/2031 200,000 149,953
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 85,000 79,752

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 87
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Triton Container International
Ltd. ,
3.25%, 3/15/2032 180,000 138,969
Uber Technologies, Inc. ,
7.50%, 9/15/2027(a) 40,000 40,028
4.50%, 8/15/2029(a) 40,000 34,850
576,652
Semiconductors & Semiconductor Equipment 0 .2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 173,000 138,695
Marvell Technology, Inc. ,
1.65%, 4/15/2026 120,000 105,985
NXP BV ,
3.88%, 6/18/2026 105,000 99,744
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 50,000 46,048
390,472
Software 0 .3%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 75,000 55,270
Clarivate Science Holdings
Corp. ,
4.88%, 7/1/2029(a) 45,000 38,266
Microsoft Corp. ,
2.92%, 3/17/2052 100,000 70,750
Oracle Corp. ,
6.25%, 11/9/2032 15,000 15,699
3.80%, 11/15/2037 15,000 11,877
3.60%, 4/1/2050 160,000 107,723
VMware, Inc. ,
2.20%, 8/15/2031 140,000 106,241
Workday, Inc. ,
3.70%, 4/1/2029 70,000 64,221
470,047
Specialty Retail 0 .3%
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 40,000 25,787
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 160,000 157,611
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 45,000 36,204
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(a) 90,000 72,064
SRS Distribution, Inc. ,
4.63%, 7/1/2028(a) 65,000 57,620
Staples, Inc. ,
7.50%, 4/15/2026(a) 70,000 60,248
Victoria's Secret & Co. ,
4.63%, 7/15/2029(a) 55,000 43,180
452,714
Technology Hardware, Storage & Peripherals 0 .1%
NetApp, Inc. ,
1.88%, 6/22/2025 105,000 96,439
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance 0 .1%
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(a) 115,000 89,412
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(a) 90,000 70,192
159,604
Tobacco 0 .1%
BAT Capital Corp. ,
2.73%, 3/25/2031 185,000 144,340
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.25%, 3/1/2025 115,000 109,124
Transportation Infrastructure 0 .3%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 187,500 146,763
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 168,043
Rutas 2 and 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 186,667 117,293
432,099
Water Utilities 0 .1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 195,000 133,166
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 225,000 204,669
Total Corporate Bonds
(cost $27,622,634)
23,871,935
Foreign Government Securities 0 .4%
BRAZIL 0.1%
Federative Republic of Brazil,
5.63%, 2/21/2047 200,000 158,240
CHILE 0.0%
†
Republic of Chile,
3.10%, 5/7/2041 200,000 143,668
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 149,522
PANAMA 0.1%
Republic of Panama,
2.25%, 9/29/2032 200,000 148,101

88 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
SOUTH AFRICA 0.1%
Republic of South Africa,
4.30%, 10/12/2028 200,000 178,000
Total Foreign Government Securities
(cost $1,030,193)
777,531
Mortgage-Backed Securities 18 .2%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,486,362 1,379,784
Pool# G08775
4.00%, 8/1/2047 466,472 442,398
Pool# Q51461
3.50%, 10/1/2047 626,942 582,143
FHLMC UMBS Pool
Pool# SD0257
3.00%, 1/1/2050 1,679,491 1,485,252
Pool# SD8257
4.50%, 10/1/2052 1,472,152 1,417,028
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,772,245
Pool# BL5793
2.54%, 2/1/2032 2,113,000 1,819,083
Pool# BS3020
1.96%, 9/1/2033 1,300,000 1,014,008
Pool# BS3514
2.08%, 10/1/2033 5,900,000 4,627,787
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 1,328,527 1,185,832
Pool# MA2888
2.50%, 1/1/2047 1,085,824 936,142
Pool# AS9937
3.00%, 7/1/2047 1,043,146 932,071
Pool# MA4097
3.00%, 8/1/2050 2,809,560 2,479,378
Pool# FM4865
2.50%, 11/1/2050 2,993,226 2,549,464
Pool# FS1472
3.50%, 11/1/2050 2,612,197 2,395,974
Pool# FM8215
2.50%, 3/1/2051 1,516,825 1,303,247
Pool# FM7203
2.00%, 5/1/2051 2,643,408 2,158,802
Pool# CB0705
3.00%, 6/1/2051 1,494,353 1,313,306
Pool# FM8104
3.00%, 7/1/2051 1,665,903 1,468,884
Pool# MA4416
3.50%, 9/1/2051 1,289,584 1,173,913
Total Mortgage-Backed Securities
(cost $38,340,705)
32,436,741
U.S. Treasury Obligations 20 .3%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.00%, 8/15/2052 8,800,000 7,250,375
4.00%, 11/15/2052 12,300,000 12,317,297
U.S. Treasury Notes
4.25%, 9/30/2024 440,000 437,748
4.50%, 11/30/2024 890,000 890,035
3.50%, 9/15/2025 540,000 529,200
4.50%, 11/15/2025 880,000 885,294
4.00%, 12/15/2025 720,000 715,388
3.13%, 8/31/2027 630,000 605,932
4.13%, 9/30/2027 440,000 441,650
4.13%, 10/31/2027 480,000 481,762
3.88%, 11/30/2027 690,000 686,226
3.13%, 8/31/2029 830,000 787,949
3.88%, 11/30/2029 660,000 655,566
2.75%, 8/15/2032 710,000 646,544
4.13%, 11/15/2032 8,600,000 8,776,031
Total U.S. Treasury Obligations
(cost $36,770,962)
36,106,997
Investment Company 2 .5%
Shares
Fixed Income Fund 2 .5%
DoubleLine Floating Rate
Fund, Class I 512,339 4,544,444
Total Investment Company
(cost $4,927,025)
4,544,444
Short-Term Investment 0 .5%
Principal
Amount ($)
U.S. Treasury Obligation 0 .5%
U.S. Treasury Bills, 3.73%,
4/20/2023 830,000 819,179
Total Short-Term Investment
(cost $820,779)
819,179
Total Investments
(cost $196,752,394) — 96.5%
171,873,200
Other assets in excess of
liabilities — 3.5% 6,234,699
NET ASSETS — 100.0%
$ 178,107,899

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 89
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $36,153,414 which represents 20.30% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2022.
The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

90 - Statement of Investments - December 31, 2022 - NVIT Federated High Income Bond Fund
Common Stocks 0.5%
Shares Value ($)
Media Entertainment 0.0%
†
iHeartMedia, Inc., Class A * 4,485 27,493
Oil Field Services 0.4%
Superior Energy Services
LLC *^∞ 6,041 350,378
Pharmaceuticals 0.1%
Mallinckrodt plc * 10,735 83,196
Total Common Stocks
(cost $513,559)
461,067
Corporate Bonds 95.9%
Principal
Amount ($)
Aerospace / Defense 1.6%
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 475,000 468,440
5.50%, 11/15/2027 1,050,000 986,003
4.88%, 5/1/2029 150,000 130,837
1,585,280
Airlines 0.4%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 400,000 384,659
Automotive 5.7%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 300,000 279,294
Clarios Global LP ,
6.75%, 5/15/2025(a) 23,000 23,053
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 50,000 48,923
Dana, Inc. ,
5.38%, 11/15/2027 25,000 23,191
4.50%, 2/15/2032 325,000 259,884
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 775,000 543,706
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 750,000 678,010
4.39%, 1/8/2026 400,000 372,584
2.70%, 8/10/2026 200,000 173,680
4.27%, 1/9/2027 375,000 339,179
7.35%, 11/4/2027 250,000 256,175
5.11%, 5/3/2029 475,000 430,134
4.00%, 11/13/2030 75,000 61,563
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 475,000 415,561
6.38%, 5/15/2029(a)(b) 200,000 169,005
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 44,000 42,985
Panther BF Aggregator 2 LP ,
8.50%, 5/15/2027(a) 1,125,000 1,098,559
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 450,000 308,475
5,523,961
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials 3.7%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 66,915
Camelot Return Merger Sub,
Inc. ,
8.75%, 8/1/2028(a) 325,000 298,230
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 525,000 389,899
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 675,000 505,375
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 244,940
Interface, Inc. ,
5.50%, 12/1/2028(a) 175,000 144,496
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 75,000 59,711
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 150,000 121,278
6.00%, 12/1/2029(a) 600,000 477,512
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 400,000 369,093
3.38%, 1/15/2031(a) 500,000 376,252
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 425,000 367,629
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 172,898
3,594,228
Cable Satellite 8.4%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 87,000 84,225
5.13%, 5/1/2027(a) 150,000 139,810
5.00%, 2/1/2028(a) 525,000 476,695
5.38%, 6/1/2029(a) 200,000 180,854
4.75%, 3/1/2030(a) 750,000 646,811
4.50%, 8/15/2030(a) 75,000 61,962
4.25%, 2/1/2031(a) 50,000 40,106
4.50%, 5/1/2032 400,000 318,400
4.50%, 6/1/2033(a) 125,000 95,904
4.25%, 1/15/2034(a) 50,000 36,902
CSC Holdings LLC ,
5.25%, 6/1/2024 200,000 186,203
5.50%, 4/15/2027(a) 400,000 335,550
7.50%, 4/1/2028(a) 250,000 170,000
5.75%, 1/15/2030(a) 775,000 437,092
4.50%, 11/15/2031(a) 475,000 329,562
Directv Financing LLC ,
5.88%, 8/15/2027(a) 275,000 246,031
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 150,000 119,719
5.13%, 6/1/2029 450,000 290,299
DISH Network Corp. ,
11.75%, 11/15/2027(a) 275,000 283,223
Doyla Holdco 18 Designate ,
5.00%, 7/15/2028(a) 225,000 196,674
Intelsat Jackson Holdings ,
5.50%, 8/1/2023∞(c) 225,000 0
8.50%, 10/15/2024∞(a)(c) 75,000 0

NVIT Federated High Income Bond Fund - December 31, 2022 - Statement of Investments - 91
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Intelsat Jackson Holdings,
9.75%, 7/15/2025(a)(c) 100,000 0
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 500,000 443,970
4.00%, 7/15/2028(a) 200,000 174,060
3.88%, 9/1/2031(a) 375,000 292,563
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 540,000
UPC Broadband Finco BV ,
4.88%, 7/15/2031(a) 650,000 540,667
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 225,000 201,551
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 700,000 568,645
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 325,049
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 250,000 232,605
5.13%, 2/28/2030(a) 200,000 161,500
8,156,632
Chemicals 3.7%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 161,770
3.38%, 2/15/2029(a) 150,000 123,775
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 300,000 288,375
Diamond BC BV ,
4.63%, 10/1/2029(a) 675,000 541,688
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 191,250
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 66,375
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 525,000 392,390
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 167,445
Koppers, Inc. ,
6.00%, 2/15/2025(a) 500,000 475,000
Olympus Water US Holding
Corp. ,
7.13%, 10/1/2027(a) 200,000 190,500
4.25%, 10/1/2028(a) 200,000 162,371
6.25%, 10/1/2029(a) 400,000 303,682
Polar US Borrower LLC ,
6.75%, 5/15/2026(a) 525,000 194,250
SPCM SA ,
3.38%, 3/15/2030(a) 200,000 161,000
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 275,000 221,999
3,641,870
Construction Machinery 0.6%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 350,000 298,126
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Machinery
United Rentals North America,
Inc. ,
5.50%, 5/15/2027 37,000 36,526
4.88%, 1/15/2028 150,000 142,148
3.88%, 2/15/2031 100,000 83,829
560,629
Consumer Cyclical Services 2.5%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 300,000 274,500
9.75%, 7/15/2027(a) 800,000 696,000
6.00%, 6/1/2029(a) 200,000 145,152
Garda World Security Corp. ,
9.50%, 11/1/2027(a) 782,000 753,157
6.00%, 6/1/2029(a) 400,000 325,019
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 150,000 141,969
Signal Parent, Inc. ,
6.13%, 4/1/2029(a) 175,000 50,969
2,386,766
Consumer Products 1.6%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 725,000 650,165
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 325,000 277,056
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 125,000 118,961
4.75%, 6/15/2028(a) 175,000 151,656
4.38%, 3/31/2029(a) 400,000 339,221
1,537,059
Diversified Manufacturing 1.0%
Gates Global LLC ,
6.25%, 1/15/2026(a) 600,000 579,000
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 425,000 430,514
1,009,514
Finance Companies 2.0%
Navient Corp. ,
5.50%, 3/15/2029 550,000 448,800
Quicken Loans Llc / Quick ,
3.63%, 3/1/2029(a) 325,000 257,542
3.88%, 3/1/2031(a) 75,000 57,246
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 200,000 171,433
4.00%, 10/15/2033(a) 100,000 74,686
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 275,000 247,670
5.75%, 6/15/2027(a) 400,000 344,357
5.50%, 4/15/2029(a) 375,000 298,305
1,900,039
Food & Beverage 2.3%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 300,000 296,313
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 525,000 505,181

92 - Statement of Investments - December 31, 2022 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Beverage
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 47,158
4.25%, 8/1/2029(a) 275,000 238,321
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 280,000 270,783
5.50%, 12/15/2029(a) 325,000 294,097
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 399,564
4.63%, 6/1/2030(a) 175,000 154,107
2,205,524
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 4.0%
Affinity Gaming ,
6.88%, 12/15/2027(a) 375,000 317,940
Boyd Gaming Corp. ,
4.75%, 12/1/2027 100,000 93,138
4.75%, 6/15/2031(a) 75,000 65,250
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 47,116
Colt Merger Sub Inc. ,
5.75%, 7/1/2025(a) 25,000 24,473
6.25%, 7/1/2025(a) 175,000 170,043
8.13%, 7/1/2027(a) 375,000 368,456
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 250,000 212,716
Mohegan Tribal Gaming
Authority ,
8.00%, 2/1/2026(a) 625,000 584,556
Penn Entertainment, Inc. ,
4.13%, 7/1/2029(a) 75,000 59,250
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 50,000 44,420
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 550,000 464,585
Scientific Games International,
Inc. ,
8.63%, 7/1/2025(a) 300,000 306,061
7.25%, 11/15/2029(a) 200,000 192,000
Station Casinos LLC ,
4.50%, 2/15/2028(a) 250,000 217,346
4.63%, 12/1/2031(a) 175,000 140,380
VICI Properties LP ,
5.63%, 5/1/2024(a) 150,000 148,539
3.50%, 2/15/2025(a) 25,000 23,571
4.25%, 12/1/2026(a) 150,000 139,938
3.88%, 2/15/2029(a) 50,000 43,822
4.63%, 12/1/2029(a) 175,000 159,250
4.13%, 8/15/2030(a) 75,000 65,637
3,888,487
Health Insurance 0.6%
Centene Corp. ,
4.25%, 12/15/2027 150,000 140,680
Corporate Bonds
Principal
Amount ($) Value ($)
Health Insurance
Centene Corp.,
4.63%, 12/15/2029 400,000 365,534
3.38%, 2/15/2030 125,000 105,671
611,885
Healthcare 6.0%
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 100,000 83,725
5.13%, 3/1/2030(a) 225,000 191,540
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 450,000 351,563
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 204,444
3.88%, 11/1/2029(a) 475,000 398,881
Charles River Laboratories
International, Inc. ,
3.75%, 3/15/2029(a) 125,000 110,550
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 50,000 45,521
6.88%, 4/15/2029(a) 400,000 205,585
6.13%, 4/1/2030(a) 250,000 123,795
5.25%, 5/15/2030(a) 200,000 150,807
Embecta Corp. ,
5.00%, 2/15/2030(a) 100,000 84,625
6.75%, 2/15/2030(a) 200,000 180,500
Garden Spinco Corp. ,
8.63%, 7/20/2030(a) 125,000 132,500
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 350,000 250,499
HCA, Inc. ,
5.88%, 2/15/2026 225,000 226,420
IMS Health Inc. ,
5.00%, 10/15/2026(a) 275,000 262,583
LifePoint Health Inc. ,
9.75%, 12/1/2026(a) 350,000 281,649
MEDNAX Inc. ,
5.38%, 2/15/2030(a) 200,000 173,794
Mozart Debt Merger Sub ,
3.88%, 4/1/2029(a) 200,000 161,192
5.25%, 10/1/2029(a) 925,000 734,700
MPH Acquisition Holdings
LLC ,
5.50%, 9/1/2028(a) 75,000 58,507
5.75%, 11/1/2028(a) 150,000 99,752
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 175,000 100,842
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 71,482
4.25%, 6/1/2028(a) 25,000 22,821
Tenet Healthcare Corp. ,
4.88%, 1/1/2026(a) 175,000 165,487
6.25%, 2/1/2027(a) 250,000 240,127
5.13%, 11/1/2027(a) 175,000 162,792
4.63%, 6/15/2028(a) 25,000 22,369
6.13%, 10/1/2028(a) 75,000 67,149
4.25%, 6/1/2029(a) 200,000 173,260

NVIT Federated High Income Bond Fund - December 31, 2022 - Statement of Investments - 93
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Tenet Healthcare Corp.,
6.13%, 6/15/2030(a) 300,000 285,840
5,825,301
Independent Energy 4.6%
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 13,000 13,071
5.38%, 3/1/2030(a) 125,000 115,889
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 339,507
8.25%, 12/31/2028(a) 175,000 171,535
5.88%, 6/30/2029(a) 75,000 66,872
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 114,804
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 75,000 68,625
Carrizo Oil & Gas Inc. ,
8.25%, 7/15/2025 125,000 124,375
Chesapeake Energy Corp. ,
7.00%, 10/1/2024(c) 200,000 4,000
5.50%, 2/1/2026(a) 25,000 24,125
5.88%, 2/1/2029(a) 25,000 23,687
Chord Energy Corp. ,
6.38%, 6/1/2026(a) 50,000 48,697
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 375,000 338,437
5.88%, 1/15/2030(a) 150,000 128,955
CrownRock LP ,
5.63%, 10/15/2025(a) 375,000 361,875
5.00%, 5/1/2029(a) 25,000 22,463
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 50,000 47,876
EQT Corp. ,
5.00%, 1/15/2029 100,000 93,876
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 475,000 473,280
8.88%, 7/15/2030 125,000 141,125
6.45%, 9/15/2036 50,000 51,000
PDC Energy, Inc. ,
5.75%, 5/15/2026 100,000 95,457
Permian Resources Operating
LLC ,
6.88%, 4/1/2027(a) 275,000 259,115
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 93,090
8.25%, 1/15/2029 125,000 128,806
4.75%, 2/15/2030(a) 75,000 66,083
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 225,000 205,864
SM Energy Co. ,
6.75%, 9/15/2026 125,000 121,356
6.50%, 7/15/2028 125,000 119,847
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 180,415
5.38%, 3/15/2030 50,000 45,601
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Tap Rock Resources LLC ,
7.00%, 10/1/2026(a) 375,000 348,787
4,438,495
Industrial - Other 1.4%
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 25,000 20,906
5.88%, 6/30/2029(a) 775,000 531,184
Redwood Star Merger Sub ,
8.75%, 4/1/2030(a) 425,000 335,180
Vertical Holdco GmbH ,
7.63%, 7/15/2028(a) 350,000 285,780
Vertical U.S. Newco Inc. ,
5.25%, 7/15/2027(a) 200,000 177,508
1,350,558
Insurance - P&C 7.0%
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 550,000 466,481
Ardonagh Midco 2 plc ,
11.50%, 1/15/2027(a)(b) 454,879 432,135
AssuredPartners, Inc. ,
7.00%, 8/15/2025(a) 300,000 290,125
5.63%, 1/15/2029(a) 150,000 123,455
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 1,000,000 851,081
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 500,000 478,940
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,200,000 1,174,788
5.63%, 12/1/2029(a) 675,000 589,533
Jones Deslauriers Insurance
Management, Inc. ,
10.50%, 12/15/2030(a) 250,000 246,214
NFP Corp. ,
6.88%, 8/15/2028(a) 1,125,000 927,314
7.50%, 10/1/2030(a) 250,000 235,096
Ryan Specialty Group LLC ,
4.38%, 2/1/2030(a) 275,000 238,121
USI, Inc. ,
6.88%, 5/1/2025(a) 750,000 722,508
6,775,791
Leisure 0.4%
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 425,000 370,047
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 75,000 67,549
437,596
Lodging 0.2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 74,235
4.88%, 1/15/2030 100,000 90,621
3.63%, 2/15/2032(a) 75,000 60,060
224,916

94 - Statement of Investments - December 31, 2022 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment 7.0%
Audacy Capital Corp. ,
6.50%, 5/1/2027(a) 425,000 79,961
6.75%, 3/31/2029(a) 200,000 34,642
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 263,000 220,920
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a) 200,000 1,500
Gray Escrow II, Inc. ,
5.38%, 11/15/2031(a) 175,000 126,114
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 311,822
7.00%, 5/15/2027(a) 125,000 110,849
4.75%, 10/15/2030(a) 75,000 54,252
iHeartCommunications, Inc. ,
6.38%, 5/1/2026 75,360 69,331
8.38%, 5/1/2027 845,964 719,431
4.75%, 1/15/2028(a) 125,000 101,793
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 68,863
3.63%, 1/15/2031 50,000 41,337
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 253,000
4.13%, 8/1/2030(a) 325,000 265,320
Midas Opco Holdings LLC. ,
5.63%, 8/15/2029(a) 900,000 742,122
News Corp. ,
5.13%, 2/15/2032(a) 75,000 68,250
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 325,000 298,141
4.75%, 11/1/2028(a) 375,000 324,375
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 50,000 41,486
4.63%, 3/15/2030(a) 200,000 165,465
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 200,000 157,640
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 75,000 60,188
5.38%, 1/15/2031(a) 150,000 120,226
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 223,125
Sinclair Television Group, Inc. ,
5.13%, 2/15/2027(a) 350,000 285,464
5.50%, 3/1/2030(a) 100,000 69,923
TEGNA, Inc. ,
5.00%, 9/15/2029 575,000 545,560
Terrier Media Buyer Inc. ,
8.88%, 12/15/2027(a) 700,000 526,890
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 100,000 83,626
7.38%, 6/30/2030(a) 125,000 119,462
Urban One, Inc. ,
7.38%, 2/1/2028(a) 400,000 338,124
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 225,000 193,500
6,822,702
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0.5%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 250,000 221,875
4.88%, 3/1/2031(a) 75,000 66,225
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 275,000 214,617
502,717
Midstream 6.3%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 72,062
5.88%, 8/20/2026 400,000 379,884
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 275,000 259,973
5.75%, 1/15/2028(a) 250,000 231,903
5.38%, 6/15/2029(a) 600,000 548,544
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 175,000 157,364
4.00%, 3/1/2031 150,000 127,704
3.25%, 1/31/2032 75,000 59,603
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 50,000 45,193
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 143,616
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 150,000 125,835
EQM Midstream Partners LP ,
6.00%, 7/1/2025(a) 37,000 35,705
7.50%, 6/1/2027(a) 50,000 48,963
6.50%, 7/1/2027(a) 475,000 453,981
5.50%, 7/15/2028 75,000 67,062
4.50%, 1/15/2029(a) 125,000 104,991
4.75%, 1/15/2031(a) 325,000 265,688
6.50%, 7/15/2048 75,000 56,218
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 125,000 115,587
4.25%, 2/15/2030(a) 100,000 85,492
5.50%, 10/15/2030(a) 125,000 114,357
Holly Energy Partners LP ,
6.38%, 4/15/2027(a) 75,000 73,687
5.00%, 2/1/2028(a) 275,000 250,389
NuStar Logistics LP ,
5.63%, 4/28/2027 325,000 303,894
Oasis Midstream Partners ,
8.00%, 4/1/2029(a) 225,000 223,894
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 125,000 124,329
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 142,530
5.00%, 6/1/2031(a) 400,000 339,993
Targa Resources Partners LP ,
6.50%, 7/15/2027 75,000 75,475
5.00%, 1/15/2028 50,000 47,698
5.50%, 3/1/2030 275,000 258,753
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 129,000

NVIT Federated High Income Bond Fund - December 31, 2022 - Statement of Investments - 95
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Western Midstream Operating
LP ,
4.50%, 3/1/2028 150,000 137,625
5.45%, 4/1/2044 250,000 207,680
5.30%, 3/1/2048 325,000 267,224
5.50%, 8/15/2048 100,000 82,997
6,164,893
Oil Field Services 2.2%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 381,866
6.25%, 4/1/2028(a) 350,000 320,254
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 200,000 188,480
7.50%, 1/15/2028(a) 150,000 137,234
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 125,000 121,087
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 100,000 96,750
6.88%, 1/15/2029(a) 125,000 116,376
USA Compression Partners
LP ,
6.88%, 4/1/2026 625,000 599,556
6.88%, 9/1/2027 175,000 163,625
2,125,228
Packaging 5.3%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 450,000 312,990
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 475,000 376,450
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 375,000 280,403
5.25%, 8/15/2027(a) 625,000 467,339
Ball Corp. ,
6.88%, 3/15/2028 100,000 102,717
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 125,000 121,942
Bway Holding Co. ,
7.25%, 4/15/2025(a) 350,000 323,651
Clydesdale Acquisition
Holdings, Inc. ,
8.75%, 4/15/2030(a) 1,150,000 984,367
Crown Americas LLC ,
5.25%, 4/1/2030(a) 150,000 141,828
OI European Group BV ,
4.75%, 2/15/2030(a) 150,000 131,355
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 37,000 36,737
5.38%, 1/15/2025(a) 100,000 95,940
6.63%, 5/13/2027(a) 207,000 200,833
Sealed Air Corp. ,
5.00%, 4/15/2029(a) 75,000 70,500
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 250,000 237,597
6.63%, 11/1/2025(a) 450,000 389,984
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 950,000 871,649
5,146,282
Paper 0.7%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 400,000 388,657
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 70,594
3.50%, 3/1/2029(a) 250,000 213,007
3.75%, 2/1/2030(a) 25,000 21,249
693,507
Pharmaceuticals 1.5%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 100,000 70,000
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 150,000 103,444
5.00%, 2/15/2029(a) 725,000 347,455
6.25%, 2/15/2029(a) 100,000 48,144
7.25%, 5/30/2029(a) 400,000 193,120
Catalent Pharma Solutions,
Inc. ,
3.50%, 4/1/2030(a) 100,000 78,959
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a) 200,000 172,694
Mallinckrodt International
Finance SA ,
10.00%, 6/15/2029(a) 305,000 163,934
Organon & Co. ,
5.13%, 4/30/2031(a) 250,000 216,470
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 100,000 79,635
1,473,855
Restaurants 1.6%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 225,000 201,466
4.00%, 10/15/2030(a) 1,150,000 931,282
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 144,000
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 183,500
4.63%, 1/31/2032 50,000 44,196
5.38%, 4/1/2032 50,000 46,313
1,550,757
Retailers 0.6%
Academy Ltd. ,
6.00%, 11/15/2027(a) 125,000 119,671
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 300,000 252,792
5.00%, 2/15/2032(a) 75,000 61,703
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 150,000 122,416

96 - Statement of Investments - December 31, 2022 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Retailers
William Carter Co. (The) ,
5.63%, 3/15/2027(a) 50,000 47,961
604,543
Supermarkets 0.5%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 95,068
3.50%, 3/15/2029(a) 475,000 398,520
493,588
Technology 8.5%
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 225,000 194,737
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 100,000 94,341
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 275,000 244,159
Centerfield Media Parent ,
6.63%, 8/1/2026(a) 175,000 112,009
Central Parent, Inc. ,
7.25%, 6/15/2029(a) 400,000 391,249
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 44,005
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 43,320
4.88%, 7/1/2029(a) 450,000 382,657
Consensus Cloud Solutions,
Inc. ,
6.00%, 10/15/2026(a) 150,000 140,286
6.50%, 10/15/2028(a) 300,000 275,931
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 250,000 213,941
Elastic NV ,
4.13%, 7/15/2029(a) 425,000 343,272
Entegris Escrow Corp. ,
5.95%, 6/15/2030(a) 200,000 184,440
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 68,063
Gartner, Inc. ,
4.50%, 7/1/2028(a) 125,000 116,541
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 450,000 393,255
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 250,000 189,994
II-VI Inc. ,
5.00%, 12/15/2029(a) 425,000 366,533
Logan Merger Sub Inc. ,
5.50%, 9/1/2027(a) 400,000 215,129
McAfee Corp. ,
7.38%, 2/15/2030(a) 700,000 562,822
Minerva Merger Sub Inc. ,
6.50%, 2/15/2030(a) 800,000 589,546
NCR Corp. ,
5.75%, 9/1/2027(a) 75,000 71,769
5.13%, 4/15/2029(a) 350,000 292,713
5.25%, 10/1/2030(a) 350,000 288,750
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 87,259
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Open Text Corp. ,
3.88%, 12/1/2029(a) 175,000 140,733
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 100,271
Picard Midco Inc. ,
6.50%, 3/31/2029(a) 250,000 210,570
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 150,000 87,168
5.38%, 12/1/2028(a) 400,000 174,345
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 425,000 335,039
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 46,250
Seagate HDD Cayman ,
9.63%, 12/1/2032(a) 270,750 296,959
Sensata Technologies BV ,
5.88%, 9/1/2030(a) 200,000 189,545
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 43,525
3.75%, 2/15/2031(a) 75,000 61,698
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 225,000 210,689
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 75,000 63,191
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 175,000 150,070
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 325,000 223,834
8,240,608
Transportation Services 0.2%
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 250,000 237,500
Utility - Electric 2.8%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 15,241
4.50%, 2/15/2028(a) 125,000 111,497
5.13%, 3/15/2028(a) 325,000 289,995
4.63%, 2/1/2029(a) 50,000 42,903
5.00%, 2/1/2031(a) 50,000 41,945
3.75%, 3/1/2031(a) 175,000 140,902
Enviva Partners LP ,
6.50%, 1/15/2026(a) 500,000 470,920
NRG Energy, Inc. ,
6.63%, 1/15/2027 76,000 75,358
3.38%, 2/15/2029(a) 150,000 120,993
5.25%, 6/15/2029(a) 300,000 264,822
3.88%, 2/15/2032(a) 75,000 56,329
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 292,497
4.75%, 1/15/2030(a) 225,000 195,749
TransAlta Corp. ,
7.75%, 11/15/2029 25,000 25,532
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 144,513
5.63%, 2/15/2027(a) 300,000 284,599

NVIT Federated High Income Bond Fund - December 31, 2022 - Statement of Investments - 97
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric
Vistra Operations Co. LLC,
5.00%, 7/31/2027(a) 175,000 162,416
2,736,211
Wireless Communications 0.5%
Sprint LLC ,
7.13%, 6/15/2024 100,000 101,954
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 50,000 45,482
4.75%, 2/1/2028 150,000 145,843
2.63%, 2/15/2029 25,000 21,163
3.38%, 4/15/2029 200,000 176,154
490,596
Total Corporate Bonds
(cost $108,909,338)
93,322,177
Rights 0.0%
†
Number of
Rights
Cable Satellite 0.0%
†
Intelsat Jackson Holdings
SA12/05/2025*^∞ 394 2,364
Rights
Number of
Rights Value ($)
Independent Energy 0.0%
†
Media General, Inc., CVR*∞ 104 0
Total Rights
(cost $0) 2,364
Total Investments
(cost $109,422,897) — 96.4%
93,785,608
Other assets in excess of
liabilities — 3.6% 3,468,654
NET ASSETS — 100.0%
$ 97,254,262
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $79,662,202 which represents 81.91% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
CVR Contingent Value Rights
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

98 - Statement of Investments - December 31, 2022 - NVIT Government Bond Fund
Asset-Backed Securities 2.3%
Principal
Amount ($) Value ($)
Other 2.3%
Goodgreen Trust, Series
2022-1A, Class A, 3.84%,
10/15/2056(a) 751,009 655,241
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,103,763
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 240,451
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 240,354
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,118,831
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 191,890
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,093,319
Total Asset-Backed Securities
(cost $8,140,309)
7,643,849
Collateralized Mortgage Obligations 9.8%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 287,408 268,441
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(c) 995,684 953,979
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 639,147 627,775
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 38,060 37,883
Series 1993-149, Class M,
7.00%, 8/25/2023 16,334 16,325
Series 2005-40, Class YG,
5.00%, 5/25/2025 570,917 561,999
Series 2015-92, Class PA,
2.50%, 12/25/2041 2,729,798 2,480,716
Series 2013-59, Class MX,
2.50%, 9/25/2042 10,592,694 9,724,296
Series 2015-88, Class JA,
2.50%, 12/25/2045 2,033,700 1,853,752
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(b) 1,539,875 1,369,618
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 713,641 662,802
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,109,818 1,917,945
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(b) 1,555,211 1,472,186
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 5,041,702
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 5,227,883
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(c) 878,510 844,019
Total Collateralized Mortgage Obligations
(cost $37,278,388)
33,061,321
Corporate Bonds 12.2%
Diversified Financial Services 12.2%
Private Export Funding Corp. ,
Series GG, 2.45%,
7/15/2024 5,500,000 5,302,415
Series OO, 1.75%,
11/15/2024 10,000,000 9,411,200
Series NN, 3.25%,
6/15/2025 14,000,000 13,476,353
Series PP, 1.40%,
7/15/2028 15,000,000 12,701,045
Total Corporate Bonds
(cost $44,469,970)
40,891,013
Mortgage-Backed Securities 42.2%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,948,104 1,860,818
Pool# G08881
3.50%, 6/1/2049 1,270,020 1,170,469
FHLMC Non Gold Pool Pool #
847558 ,
4.23%, 6/1/2035 (b) 429,811
433,410
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 2,120,471 1,990,072
Pool# SB8083
1.50%, 1/1/2036 8,010,148 6,939,045
Pool# QO0449
2.00%, 6/1/2037 2,941,651 2,616,287
Pool# SD8025
3.50%, 11/1/2049 2,806,053 2,581,561
Pool# SD8030
3.00%, 12/1/2049 1,493,959 1,321,989
Pool# SD8050
3.00%, 3/1/2050 2,192,799 1,939,103
Pool# SD8080
2.00%, 6/1/2050 2,526,066 2,066,868
Pool# SD8171
1.50%, 10/1/2051 3,135,557 2,416,844

NVIT Government Bond Fund - December 31, 2022 - Statement of Investments - 99
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8182
2.00%, 12/1/2051 4,225,457 3,443,676
Pool# RA6433
2.50%, 12/1/2051 2,976,811 2,519,829
Pool# SD8199
2.00%, 3/1/2052 5,273,390 4,293,816
Pool# QE0958
2.00%, 3/1/2052 3,976,335 3,237,509
Pool# SD8200
2.50%, 3/1/2052 4,279,186 3,623,434
Pool# QE0799
2.50%, 4/1/2052 2,888,650 2,448,880
Pool# SD8244
4.00%, 9/1/2052 2,947,288 2,764,666
FNMA Pool
Pool# 745684
3.60%, 4/1/2034(b) 1,142,407 1,150,735
Pool# 790760
3.92%, 9/1/2034(b) 372,609 368,995
Pool# 822705
2.95%, 4/1/2035(b) 173,898 170,940
Pool# 799144
3.16%, 4/1/2035(b) 67,046 65,458
Pool# 815217
2.81%, 5/1/2035(b) 538,745 528,114
Pool# 783609
2.99%, 5/1/2035(b) 410,978 403,551
Pool# 821377
3.84%, 5/1/2035(b) 204,948 201,927
Pool# 826181
3.85%, 7/1/2035(b) 601,898 595,519
Pool# 873932
6.31%, 8/1/2036 5,900,036 5,881,822
Pool# 745866
4.11%, 9/1/2036(b) 1,518,815 1,550,822
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 4,443,404 3,849,253
Pool# BM5426
3.00%, 12/1/2047 9,494,048 8,496,801
Pool# CA1564
4.50%, 4/1/2048 1,303,171 1,277,369
Pool# BM5267
4.50%, 12/1/2048 3,392,040 3,325,890
Pool# MA3664
4.00%, 5/1/2049 1,199,383 1,140,621
Pool# MA3746
4.00%, 8/1/2049 1,259,538 1,195,591
Pool# BP5843
2.50%, 5/1/2050 5,711,942 4,872,290
Pool# MA4096
2.50%, 8/1/2050 3,778,258 3,223,120
Pool# MA4119
2.00%, 9/1/2050 4,594,602 3,759,469
Pool# MA4183
2.50%, 11/1/2050 3,174,408 2,703,833
Pool# MA4492
2.00%, 12/1/2051 5,170,367 4,215,353
Pool# FS1648
2.50%, 1/1/2052 3,335,007 2,826,848
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS1476
3.00%, 3/1/2052 1,923,239 1,688,901
Pool# MA4577
2.00%, 4/1/2052 13,569,605 11,048,497
Pool# FS1749
2.50%, 4/1/2052 4,317,760 3,661,961
Pool# MA4656
4.50%, 7/1/2052 3,908,904 3,762,841
Pool# MA4698
3.00%, 8/1/2052 1,983,434 1,741,042
Pool# MA4732
4.00%, 9/1/2052 5,915,828 5,549,266
Pool# MA4782
3.50%, 10/1/2052 9,906,943 9,003,298
Pool# MA4785
5.00%, 10/1/2052 4,910,987 4,843,072
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 63,841 60,633
Pool# 682492
3.50%, 10/15/2025 106,544 101,184
Pool# 719433
3.50%, 10/15/2025 97,857 92,921
Pool# 733504
3.50%, 11/15/2025 166,534 158,106
Pool# 682497
3.50%, 11/15/2025 111,787 106,141
Pool# 740930
3.50%, 11/15/2025 102,269 97,093
Pool# 749618
3.50%, 11/15/2025 46,354 44,016
Pool# 742371
3.50%, 11/15/2025 33,573 32,143
Pool# 750403
3.50%, 11/15/2025 16,203 15,384
Pool# 705178
3.50%, 11/15/2025 14,372 13,806
Pool# 755650
3.50%, 12/15/2025 343,812 331,737
Pool# 682502
3.50%, 12/15/2025 109,065 103,592
Total Mortgage-Backed Securities
(cost $157,668,890)
141,928,231
U.S. Government Agency Securities 21.8%
FFCB
3.14%, 7/2/2026 13,500,000 13,009,993
2.75%, 11/6/2026 2,000,000 1,906,210
1.95%, 11/27/2029 1,500,000 1,286,732
2.38%, 3/16/2032 15,000,000 12,862,700
3.19%, 3/9/2033 2,475,000 2,233,621
FHLB, 2.13%, 12/14/2029 2,590,000 2,253,018
Hashemite Kingdom of
Jordan AID Bond, 3.00%,
6/30/2025 2,125,000 2,049,102

100 - Statement of Investments - December 31, 2022 - NVIT Government Bond Fund
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FFCB
Resolution Funding
Corp.STRIPS , 0.00%,
1/15/2030(d) 10,000,000 7,302,718
State of Israel AID Bond,
5.50%, 9/18/2033 6,024,000 6,547,473
Tennessee Valley Authority,
7.13%, 5/1/2030 20,721,000 24,007,997
Total U.S. Government Agency Securities
(cost $82,613,852)
73,459,564
U.S. Treasury Obligations 10.0%
U.S. Treasury Bonds
2.50%, 2/15/2045 14,600,000 10,991,632
2.50%, 2/15/2046 7,000,000 5,237,422
2.25%, 8/15/2046 14,500,000 10,261,582
1.25%, 5/15/2050 3,400,000 1,829,758
U.S. Treasury Notes
0.13%, 8/15/2023 4,000,000 3,889,219
0.75%, 5/31/2026 1,500,000 1,337,754
Total U.S. Treasury Obligations
(cost $40,075,713)
33,547,367
Total Investments
(cost $370,247,122) — 98.3%
330,531,345
Other assets in excess of
liabilities — 1.7% 5,795,162
NET ASSETS — 100.0%
$ 336,326,507
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $25,402,424 which represents 7.55% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
PO
Principal only security—This security entitles
the holder to receive principal payments from
an underlying pool of assets or on the security
itself. In the case of asset-backed securities,
high prepayments return principal faster than
expected and cause the yield to increase.
Low prepayments return principal slower than
expected and cause the yield to decrease.
REMICS Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and
Principal Securities
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note (20) 3/2023 USD (2,365,625) 13,546
Net contracts 13,546
As of December 31, 2022, the Fund had $60,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Government Money Market Fund - December 31, 2022 - Statement of Investments - 101
U.S. Government Agency Securities 28 .1%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.06%), 4.36%,
1/20/2023(a) 25,000,000 25,000,000
(SOFR + 0.06%), 4.36%,
2/9/2023(a) 22,000,000 22,000,000
(SOFR + 0.05%), 4.35%,
2/17/2023(a) 5,500,000 5,500,000
(SOFR + 0.04%), 4.34%,
3/10/2023(a) 7,500,000 7,500,000
(SOFR + 0.04%), 4.34%,
5/19/2023(a) 9,000,000 9,000,000
(SOFR + 0.05%), 4.35%,
4/25/2024(a) 17,000,000 17,000,000
(SOFR + 0.05%), 4.35%,
5/24/2024(a) 8,000,000 8,000,000
(SOFR + 0.10%), 4.40%,
7/18/2024(a) 16,000,000 16,000,000
(SOFR + 0.08%), 4.38%,
7/22/2024(a) 12,000,000 11,997,677
FHLB
(SOFR + 0.01%), 4.31%,
1/17/2023(a) 25,000,000 25,000,000
(SOFR + 0.03%), 4.33%,
1/19/2023(a) 40,000,000 40,000,000
(SOFR + 0.04%), 4.34%,
1/26/2023(a) 32,000,000 32,000,000
(SOFR + 0.03%), 4.33%,
1/27/2023(a) 26,000,000 26,000,000
4.27%, 2/10/2023 41,000,000 40,806,844
(SOFR + 0.04%), 4.34%,
2/17/2023(a) 41,000,000 41,000,000
4.36%, 2/22/2023 17,000,000 16,894,166
(SOFR + 0.06%), 4.36%,
3/14/2023(a) 33,000,000 33,000,000
(SOFR + 0.02%), 4.32%,
3/15/2023(a) 21,000,000 20,998,250
(SOFR + 0.04%), 4.34%,
3/17/2023(a) 19,000,000 19,000,000
(SOFR + 0.03%), 4.33%,
3/21/2023(a) 21,000,000 21,000,000
(SOFR + 0.02%), 4.32%,
3/24/2023(a) 50,000,000 50,000,000
(SOFR + 0.05%), 4.35%,
3/28/2023(a) 26,000,000 26,000,000
(SOFR + 0.07%), 4.37%,
3/28/2023(a) 21,000,000 21,000,000
(SOFR + 0.02%), 4.32%,
4/21/2023(a) 25,000,000 25,000,000
(SOFR + 0.03%), 4.33%,
5/1/2023(a) 50,000,000 50,000,000
(SOFR + 0.06%), 4.36%,
5/1/2023(a) 21,000,000 21,000,000
(SOFR + 0.05%), 4.35%,
5/23/2023(a) 25,000,000 25,000,000
(SOFR + 0.07%), 4.37%,
7/25/2023(a) 22,000,000 22,000,000
(SOFR + 0.07%), 0.00%,
10/4/2023(a) 21,000,000 21,000,000
Total U.S. Government Agency Securities
(cost $698,696,937)
698,696,937
U.S. Treasury Obligations 6 .1%
Principal
Amount ($) Value ($)
U.S. Treasury Bills
2.96%, 1/26/2023 20,000,000 19,959,444
4.20%, 2/21/2023 21,000,000 20,876,835
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.05%), 4.45%, 1/31/2023(a) 27,000,000 27,000,151
(US Treasury 3 Month
Bill Money Market Yield +
0.03%), 4.43%, 4/30/2023(a) 19,000,000 19,000,096
(US Treasury 3 Month Bill
Money Market Yield - 0.08%),
4.32%, 4/30/2024(a) 25,000,000 24,974,854
(US Treasury 3 Month
Bill Money Market Yield +
0.04%), 4.44%, 7/31/2024(a) 40,000,000 39,979,414
Total U.S. Treasury Obligations
(cost $151,790,794) 151,790,794
Repurchase Agreements 66 .5%
Banco Santander SA, 4.31%,
dated 12/30/2022, due
1/3/2023, repurchase
price $510,244,233,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 6.00%, maturing
1/1/2030 - 9/1/2057;
total market value
$520,200,166.(b) 510,000,000 510,000,000
Barclays Capital, Inc., 4.25%,
dated 12/30/2022, due
1/3/2023, repurchase price
$32,015,111, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00% -
2.63%, maturing 1/19/2023
- 5/15/2040; total market
value $32,640,074.(b) 32,000,000 32,000,000
Canadian Imperial Bank
of Commerce, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$25,011,944, collateralized
by U.S. Government
Agency Securities, ranging
from 2.00% - 6.50%,
maturing 7/1/2048 -
12/1/2052; total market
value $25,500,001.(b) 25,000,000 25,000,000

102 - Statement of Investments - December 31, 2022 - NVIT Government Money Market Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $550,262,778,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.00%, maturing 4/15/2023
- 7/20/2060; total market
value $561,000,000.(b) 550,000,000 550,000,000
Nomura Securities Co. Ltd.,
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $90,042,700,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
9.00%, maturing 6/1/2023
- 11/1/2052; total market
value $91,800,001.(b) 90,000,000 90,000,000
RBC Dominion Securities
Inc., 4.30%, dated
12/30/2022, due
1/3/2023, repurchase
price $205,097,944,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.50%, maturing
11/15/2026 - 10/1/2052;
total market value
$220,436,836.(b) 205,000,000 205,000,000
Royal Bank of Canada,
4.29%, dated 12/30/2022,
due 1/3/2023, repurchase
price $245,116,783,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.00%, maturing 6/29/2023
- 3/16/2064; total market
value $261,972,103.(b) 245,000,000 245,000,000
Total Repurchase Agreements
(cost $1,657,000,000) 1,657,000,000
Total Investments
(cost $2,507,487,731) — 100.7% 2,507,487,731
Liabilities in excess of other assets — (0.7)% (17,529,905)
NET ASSETS — 100.0%
$2,489,957,826
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
SOFR Secured Overnight Financing Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Short Term Bond Fund - December 31, 2022 - Statement of Investments - 103
Asset-Backed Securities 24.1%
Principal
Amount ($) Value ($)
Airlines 1.4%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 5,390,985 5,352,922
American Airlines Pass-
Through Trust
Series 2013-2, Class A,
4.95%, 1/15/2023 1,235,200 1,233,513
Series 2015-1, Class B,
3.70%, 5/1/2023 1,396,418 1,381,264
Series 2015-2, Class B,
4.40%, 9/22/2023 2,480,992 2,438,421
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 4,303,784 3,551,881
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 2,371,150 2,337,826
Series 2019-2, Class B,
3.50%, 5/1/2028 132,309 113,884
16,409,711
Automobiles 0.3%
Westlake Automobile
Receivables Trust
Series 2022-1A, Class B,
2.75%, 3/15/2027(a) 500,000 481,674
Series 2022-1A, Class C,
3.11%, 3/15/2027(a) 3,050,000 2,901,178
3,382,852
Credit Card 0.8%
Avant Credit Card Master
Trust, Series 2021-
1A, Class A, 1.37%,
4/15/2027(a) 2,250,000 2,058,467
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 8,500,000 8,081,107
10,139,574
Equipment Loans & Leases 0.2%
Atalaya Equipment Leasing
Trust
Series 2021-1A, Class A2,
1.23%, 5/15/2026(a) 1,490,333 1,447,342
Series 2021-1A, Class B,
2.08%, 2/15/2027(a) 600,000 562,492
2,009,834
Home Equity 0.4%
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 5.15%,
1/25/2035(b) 1,296,950 1,291,976
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
5.63%, 1/25/2036(b) 453,546 443,266
RASC Trust, Series 2005-
KS12, Class M2, 5.08%,
1/25/2036(b) 2,786,990 2,768,594
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 4.72%, 12/25/2036(b) 15,847 15,828
4,519,664
Other 21.0%
37 Capital CLO I, Series
2021-1A, Class A, 5.28%,
10/15/2034(a)(b) 9,400,000 9,044,840
AMSR Trust
Series 2020-SFR3, Class
E1, 2.56%, 9/17/2037(a) 2,082,000 1,854,478
Series 2020-SFR3, Class
E2, 2.76%, 9/17/2037(a) 3,718,000 3,312,943
Apidos CLO XXXIII, Series
2020-33A, Class AR,
5.47%, 10/24/2034(a)(b) 12,500,000 12,190,375
Apidos CLO XXXV, Series
2021-35A, Class A, 5.29%,
4/20/2034(a)(b) 7,600,000 7,394,481
ARES LVI CLO Ltd., Series
2020-56A, Class AR,
5.52%, 10/25/2034(a)(b) 2,700,000 2,631,606
ARES LXIII CLO Ltd., Series
2022-63A, Class A1A,
5.34%, 4/20/2035(a)(b) 5,000,000 4,873,485
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
5.16%, 4/15/2034(a)(b) 10,500,000 10,227,137
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
5.38%, 4/20/2034(a)(b) 700,000 681,350
Carlyle US CLO Ltd.
Series 2021-1A, Class A1,
5.22%, 4/15/2034(a)(b) 7,000,000 6,845,300
Series 2020-2A, Class A1R,
5.50%, 1/25/2035(a)(b) 150,000 145,523
Series 2020-2A, Class BR,
6.36%, 1/25/2035(a)(b) 150,000 135,368
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class ARR,
5.32%, 4/20/2034(a)(b) 5,000,000 4,837,895
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
5.24%, 1/20/2031(a)(b) 3,000,000 2,962,305
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
5.23%, 10/17/2034(a)(b) 1,550,000 1,511,820

104 - Statement of Investments - December 31, 2022 - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class AR,
5.34%, 10/20/2032(a)(b) 2,750,000 2,683,450
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 5.49%, 10/25/2034(a)
(b) 3,300,000 3,203,281
Series 2020-12A, Class BR,
5.96%, 10/25/2034(a)(b) 700,000 659,824
Dryden 76 CLO Ltd., Series
2019-76A, Class A1R,
5.39%, 10/20/2034(a)(b) 200,000 194,461
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,283,287 1,099,678
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 52,826 52,776
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 1,352,012 1,320,411
FREED ABS Trust, Series
2022-2CP, Class A, 3.03%,
5/18/2029(a) 690,873 686,611
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 606,962 532,426
GoldentTree Loan
Management US CLO 1
Ltd., Series 2021-9A, Class
A, 5.31%, 1/20/2033(a)(b) 10,000,000 9,782,340
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052(a) 250,425 231,976
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 4,935,077 4,243,960
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 2,093,989 1,826,965
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 288,122 272,776
Invesco CLO Ltd.
Series 2021-1A, Class A1,
5.08%, 4/15/2034(a)(b) 1,350,000 1,312,048
Series 2021-2A, Class A,
5.20%, 7/15/2034(a)(b) 10,000,000 9,710,280
LCM 34 Ltd., Series
34A, Class A1, 5.41%,
10/20/2034(a)(b) 11,450,000 11,178,795
LCM 37 Ltd., Series
37A, Class A1, 5.34%,
4/15/2034(a)(b) 1,700,000 1,677,179
LL ABS Trust, Series 2022-
1A, Class A, 3.76%,
11/15/2029(a) 1,780,833 1,744,025
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
5.37%, 1/20/2035(a)(b) 10,600,000 10,305,150
Magnetite XXXII Ltd., Series
2022-32A, Class A, 5.21%,
4/15/2035(a)(b) 10,000,000 9,862,700
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
5.22%, 1/20/2032(a)(b) 2,000,000 1,966,842
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
5.38%, 10/20/2035(a)(b) 9,300,000 9,075,052
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
5.14%, 4/16/2033(a)(b) 5,000,000 4,920,185
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 9,000,000 8,667,943
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 600,000 575,671
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 6.48%,
5/20/2031(a)(b) 10,000,000 9,766,670
Reese Park CLO Ltd., Series
2020-1A, Class AR, 5.21%,
10/15/2034(a)(b) 1,300,000 1,264,349
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(a) 1,812,904 1,665,336
Series 2017-2A, Class A,
3.22%, 9/22/2053(a) 1,620,151 1,420,796
RR 1 LLC, Series 2017-
1A, Class A1AB, 5.23%,
7/15/2035(a)(b) 4,900,000 4,790,867
RR 19 Ltd., Series 2021-
19A, Class A1, 5.22%,
10/15/2035(a)(b) 8,750,000 8,567,501
Southwick Park CLO LLC,
Series 2019-4A, Class A1R,
5.30%, 7/20/2032(a)(b) 5,000,000 4,907,895
Tricon American Homes,
Series 2020-SFR1, Class B,
2.05%, 7/17/2038(a) 4,760,000 4,178,965
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 12,724,696 12,337,881
Series 2018-SFR1, Class E,
4.56%, 5/17/2037(a) 6,250,000 5,846,107
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,157,129 4,724,728
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,787,214
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 826,291
Series 2020-SFR2, Class D,
2.28%, 11/17/2039(a) 5,764,000 4,747,909
Series 2020-SFR2, Class
E1, 2.73%, 11/17/2039(a) 2,826,000 2,311,227
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,050,032

NVIT Short Term Bond Fund - December 31, 2022 - Statement of Investments - 105
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
5.18%, 7/15/2034(a)(b) 10,000,000 9,782,580
247,412,059
Total Asset-Backed Securities
(cost $295,867,193)
283,873,694
Collateralized Mortgage Obligations 3.6%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 2,382,893 2,225,639
AREIT Trust, Series 2022-
CRE6, Class A, 5.08%,
1/16/2037(a)(b) 2,661,921 2,542,005
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 725,291 607,634
GS Mortgage-Backed
Securities Trust, Series
2022-NQM1, Class A16,
4.00%, 5/25/2062(a)(b) 3,777,342 3,301,054
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 1,862 1,725
New Residential Mortgage
Loan Trust, Series 2016-
2A, Class A1, 3.75%,
11/26/2035(a)(b) 4,030,618 3,731,441
PRPM LLC, Series 2021-
RPL2, Class M1, 2.93%,
10/25/2051(a)(b) 1,900,000 1,639,151
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 19,262
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 71,366 65,172
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 414,415 391,783
Verus Securitization Trust
Series 2022-1, Class A1,
2.72%, 1/25/2067(a)(c) 9,592,607 8,337,051
Series 2022-1, Class A2,
3.03%, 1/25/2067(a)(b) 3,191,793 2,685,508
Series 2022-1, Class A3,
3.29%, 1/25/2067(a)(b) 3,175,424 2,579,446
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 6,206,757 5,609,793
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 4,654,382 4,393,649
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Visio Trust, Series 2019-
2, Class A1, 2.72%,
11/25/2054(a)(b) 4,193,030 3,888,145
Total Collateralized Mortgage Obligations
(cost $47,111,827)
42,018,458
Commercial Mortgage-Backed Securities 0.7%
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.55%,
9/10/2035(a)(b) 2,025,000 1,870,236
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C8, Class XA,
IO, 0.96%, 12/15/2048(b) 1,151,008 1
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
6.99%, 2/15/2039(a)(b) 1,270,000 1,185,882
Series 2022-TFLM, Class D,
7.84%, 2/15/2039(a)(b) 5,730,000 5,298,584
Total Commercial Mortgage-Backed
Securities
(cost $9,063,489) 8,354,703
Corporate Bonds 33.8%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
5.04%, 5/1/2027(d) 2,750,000 2,719,688
Lockheed Martin Corp. ,
4.95%, 10/15/2025(d) 3,500,000 3,525,291
Moog, Inc. ,
4.25%, 12/15/2027(a)(d) 2,000,000 1,850,000
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,574,148
10,669,127
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 595,000 527,011
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 222,027
749,038
Automobiles 0.7%
Hyundai Capital America ,
1.80%, 10/15/2025(a) 6,000,000 5,396,508
Mercedes-Benz Finance North
America LLC ,
5.50%, 11/27/2024(a) 2,750,000 2,765,544
8,162,052
Banks 9.5%
Bank of America Corp. ,
(SOFR + 0.74%), 0.81%,
10/24/2024(e) 10,000,000 9,588,534

106 - Statement of Investments - December 31, 2022 - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(e) 5,000,000 4,867,280
Bank of Montreal ,
Series H, 4.25%,
9/14/2024(d) 10,000,000 9,866,787
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,000,000 4,736,392
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(e) 5,000,000 4,682,204
(SOFR + 1.37%), 4.14%,
5/24/2025(e) 5,000,000 4,903,188
(SOFR + 1.55%), 5.61%,
9/29/2026(e) 3,500,000 3,514,969
Citizens Bank NA ,
(SOFR + 1.45%), 6.06%,
10/24/2025(e) 4,000,000 4,045,034
Citizens Financial Group, Inc. ,
4.30%, 12/3/2025 3,250,000 3,152,308
Credit Agricole SA ,
4.38%, 3/17/2025(a) 7,470,000 7,205,897
Fifth Third Bank NA ,
(SOFR + 1.23%), 5.85%,
10/27/2025(e) 5,000,000 5,050,496
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(d)(e) 2,000,000 1,851,764
Huntington National Bank
(The) ,
(SOFR + 1.22%), 5.70%,
11/18/2025(e) 5,000,000 5,009,929
JPMorgan Chase & Co. ,
(CME Term SOFR 3
Month + 0.60%), 0.65%,
9/16/2024(d)(e) 10,000,000 9,643,476
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,896,000 2,852,800
National Australia Bank Ltd. ,
5.13%, 11/22/2024(d) 2,500,000 2,510,062
Royal Bank of Canada ,
5.66%, 10/25/2024(d) 5,000,000 5,057,239
Toronto-Dominion Bank (The) ,
0.70%, 9/10/2024 10,000,000 9,306,421
4.29%, 9/13/2024(d) 3,500,000 3,458,967
Wells Fargo & Co. ,
4.13%, 8/15/2023(d) 7,000,000 6,958,084
(SOFR + 1.56%), 4.54%,
8/15/2026(d)(e) 3,000,000 2,939,878
111,201,709
Beverages 0.4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 4,851,518
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1.3%
Credit Suisse Group AG ,
(SOFR + 1.56%), 2.59%,
9/11/2025(a)(e) 1,500,000 1,326,091
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(e) 5,000,000 4,914,277
UBS AG ,
7.50%, 7/15/2025 5,000,000 5,176,422
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(e) 4,000,000 3,889,385
15,306,175
Chemicals 0.4%
HB Fuller Co. ,
4.00%, 2/15/2027(d) 250,000 230,625
Linde, Inc. ,
4.80%, 12/5/2024 4,000,000 4,010,983
4,241,608
Communications Equipment 0.1%
Viasat , Inc. ,
5.63%, 4/15/2027(a) 1,350,000 1,226,272
Consumer Finance 0.4%
John Deere Capital Corp. ,
4.55%, 10/11/2024(d) 5,000,000 4,999,342
Diversified Financial Services 0.4%
Siemens
Financieringsmaatschappij
NV ,
3.13%, 3/16/2024(a) 5,000,000 4,887,345
Diversified Telecommunication Services 0.3%
CCO Holdings LLC ,
5.13%, 5/1/2027(a)(d) 1,400,000 1,304,898
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a)(d) 650,000 541,125
Lumen Technologies, Inc. ,
4.00%, 2/15/2027(a)(d) 1,400,000 1,186,434
3,032,457
Electric Utilities 2.4%
Eversource Energy ,
4.20%, 6/27/2024 9,000,000 8,895,684
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,700,000 4,277,429
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024 9,000,000 8,881,375
Vistra Operations Co. LLC ,
3.55%, 7/15/2024(a) 1,670,000 1,601,631
5.13%, 5/13/2025(a) 2,000,000 1,955,440
3.70%, 1/30/2027(a) 1,000,000 911,822
5.63%, 2/15/2027(a) 1,750,000 1,660,159
28,183,540

NVIT Short Term Bond Fund - December 31, 2022 - Statement of Investments - 107
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment 0.1%
Sensata Technologies BV ,
5.63%, 11/1/2024(a) 650,000 643,747
Entertainment 1.3%
Walt Disney Co. (The) ,
3.70%, 9/15/2024 6,000,000 5,869,688
Warnermedia Holdings, Inc. ,
3.43%, 3/15/2024(a)(d) 10,000,000 9,707,683
15,577,371
Equity Real Estate Investment Trusts (REITs) 1.0%
Kite Realty Group Trust ,
4.00%, 3/15/2025 7,650,000 7,276,806
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,786,000 1,486,801
VICI Properties LP ,
5.63%, 5/1/2024(a)(d) 2,120,000 2,099,351
3.50%, 2/15/2025(a)(d) 1,350,000 1,272,820
12,135,778
Food Products 0.2%
JBS USA LUX SA ,
3.00%, 2/2/2029(a) 3,045,000 2,520,178
Health Care Equipment & Supplies 0.8%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(a)(d) 9,000,000 9,032,402
Health Care Providers & Services 0.9%
HCA, Inc. ,
5.38%, 2/1/2025 650,000 649,213
UnitedHealth Group, Inc. ,
2.38%, 8/15/2024(d) 5,000,000 4,807,981
5.00%, 10/15/2024(d) 5,000,000 5,021,220
10,478,414
Hotels, Restaurants & Leisure 0.1%
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,750,000 1,632,145
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 1,350,000 1,204,171
Insurance 2.4%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 7,511,734
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 6,870,874
4.15%, 8/26/2025(a)(d) 5,000,000 4,891,035
Pricoa Global Funding I ,
4.20%, 8/28/2025(a) 3,000,000 2,939,731
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 5,666,562
27,879,936
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail 0.4%
Amazon.com, Inc. ,
4.70%, 11/29/2024 5,000,000 5,003,488
IT Services 0.7%
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 4,000,000 3,922,219
International Business
Machines Corp. ,
4.00%, 7/27/2025 5,000,000 4,918,857
8,841,076
Machinery 0.6%
Amsted Industries, Inc. ,
5.63%, 7/1/2027(a) 2,100,000 1,992,186
Daimler Trucks Finance North
America LLC ,
1.13%, 12/14/2023(a)(d) 5,000,000 4,803,452
6,795,638
Media 1.1%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 4,000,000 3,920,404
Comcast Corp. ,
3.70%, 4/15/2024(d) 7,500,000 7,385,676
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 2,120,000 1,778,418
13,084,498
Multi-Utilities 0.9%
DTE Energy Co. ,
4.22%, 11/1/2024(c) 9,250,000 9,092,273
WEC Energy Group, Inc. ,
5.00%, 9/27/2025 2,000,000 1,999,491
11,091,764
Oil, Gas & Consumable Fuels 1.5%
Continental Resources, Inc. ,
4.50%, 4/15/2023(d) 2,810,000 2,803,200
3.80%, 6/1/2024(d) 4,000,000 3,889,709
Targa Resources Partners LP ,
6.50%, 7/15/2027(d) 1,350,000 1,358,559
5.00%, 1/15/2028(d) 4,000,000 3,815,834
Var Energi ASA ,
7.50%, 1/15/2028(a) 1,000,000 1,018,602
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025(d) 4,500,000 4,382,236
17,268,140
Pharmaceuticals 1.2%
Royalty Pharma plc ,
0.75%, 9/2/2023(d) 9,957,000 9,646,193
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 4,060,000 3,989,917
13,636,110

108 - Statement of Investments - December 31, 2022 - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services 0.4%
Equifax, Inc. ,
2.60%, 12/1/2024 5,000,000 4,765,928
Road & Rail 1.1%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 3,726,000 3,397,084
Triton Container International
Ltd. ,
1.15%, 6/7/2024(a) 10,000,000 9,248,173
12,645,257
Semiconductors & Semiconductor Equipment 0.2%
Intel Corp. ,
2.88%, 5/11/2024(d) 2,000,000 1,948,224
Software 0.1%
PTC, Inc. ,
3.63%, 2/15/2025(a) 1,350,000 1,285,781
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
3.00%, 2/9/2024(d) 5,000,000 4,900,015
Thrifts & Mortgage Finance 1.0%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 2,961,300
5.70%, 10/22/2023(a)(d) 6,800,000 6,748,756
5.15%, 7/21/2024(a) 2,620,000 2,564,745
12,274,801
Tobacco 0.4%
BAT International Finance plc ,
4.45%, 3/16/2028 2,250,000 2,083,863
Philip Morris International,
Inc. ,
5.13%, 11/15/2024(d) 3,000,000 3,003,965
5,087,828
Total Corporate Bonds
(cost $411,791,667)
397,242,873
Loan Participation 0.1%
Software 0.1%
Open Text Corp., 1st Lien
Term Loan, (ICE LIBOR
USD 1 Month + 1.75%),
6.13%, 5/30/2025 (e) 921,237 899,165
0
Total Loan Participation
(cost $922,589) 899,165
Mortgage-Backed Securities 1.8%
FHLMC Non Gold Pool
Pool# 1Q0648
2.59%, 6/1/2037(b) 156,956 157,221
Pool# 1B3601
4.31%, 10/1/2037(b) 106,063 104,844
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool#
SD8245 ,
4.50%, 9/1/2052 5,860,320
5,641,033
FNMA Pool
Pool# 747271
4.13%, 7/1/2034(b) 185,029 183,497
Pool# 886345
3.81%, 8/1/2036(b) 28,313 27,925
Pool# 949691
3.98%, 9/1/2037(b) 64,062 63,169
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,978,693 2,649,244
Pool# BN0906
4.00%, 11/1/2048 2,602,690 2,484,860
Pool# MA4700
4.00%, 8/1/2052 3,913,219 3,670,749
Pool# MA4803
3.50%, 11/1/2052 3,492,556 3,174,003
Pool# MA4806
5.00%, 11/1/2052 3,500,000 3,451,598
Total Mortgage-Backed Securities
(cost $21,433,680)
21,608,143
U.S. Treasury Obligations 34.8%
U.S. Treasury Notes
0.38%, 4/15/2024 16,000,000 15,140,000
2.00%, 5/31/2024 16,000,000 15,415,625
3.00%, 6/30/2024 30,000,000 29,281,641
0.38%, 8/15/2024 50,250,000 46,944,492
4.50%, 11/30/2024 (d) 70,000,000 70,002,730
1.00%, 12/15/2024 89,000,000 83,298,437
0.50%, 3/31/2025 100,000,000 91,843,750
2.88%, 6/15/2025 24,000,000 23,196,563
2.00%, 8/15/2025 6,000,000 5,665,547
2.25%, 11/15/2025 4,000,000 3,785,938
1.25%, 12/31/2026 3,000,000 2,686,523
4.13%, 9/30/2027 1,000,000 1,003,750
2.75%, 5/31/2029 1,000,000 929,062
1.50%, 2/15/2030 24,000,000 20,452,500
Total U.S. Treasury Obligations
(cost $423,712,808)
409,646,558
Repurchase Agreements 0.9%
Bank of America NA
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $6,002,867,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $6,120,000. (f)(g) 6,000,000 6,000,000

NVIT Short Term Bond Fund - December 31, 2022 - Statement of Investments - 109
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,725,090,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$4,817,290. (f)(g) 4,722,834 4,722,834
Total Repurchase Agreements
(cost $10,722,834)
10,722,834
Total Investments
(cost $1,220,626,087) — 99.8%
1,174,366,428
Other assets in excess of
liabilities — 0.2% 1,991,422
NET ASSETS — 100.0%
$ 1,176,357,850
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $466,315,153 which represents 39.64% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(d) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $36,924,272, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,722,834 and by
$27,354,845 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.25%, and maturity dates ranging from 2/28/2023 –
2/15/2052, a total value of $38,077,679.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$10,722,834.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.71 USD 110,000,000 (158,015) (752,304) (910,319)
(158,015) (752,304) (910,319)
As of December 31, 2022, the Fund had $1,549,876 segregated as collateral for credit default swap contracts.

110 - Statement of Investments - December 31, 2022 - NVIT Short Term Bond Fund
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 987 3/2023 USD 202,412,110 63,647
Total long contracts 63,647
Short Contracts
U.S. Treasury 5 Year Note (343) 3/2023 USD (37,019,883) 31,333
U.S. Treasury 10 Year Note (236) 3/2023 USD (26,502,062) 146,934
Total short contracts 178,267
Net contracts 241,914
As of December 31, 2022, the Fund had $1,110,192 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

112 - Statements of Assets and Liabilities - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
Assets:
Investment securities, at value
*
$ 207,062,467
Repurchase agreements, at value 4,452,378
Cash 9,906,386
Cash pledged for swap contracts 4,316,073
Deposits with broker for futures contracts 3,211,676
Foreign currencies, at value 22,819
Interest and dividends receivable 2,284,394
Security lending income receivable 6,582
Receivable for investments sold —
Receivable for capital shares issued 48,134
Reclaims receivable 15,053
Receivable for variation margin on futures contracts 116,325
Receivable for variation margin on centrally cleared swap contracts 52,702
Unrealized appreciation on forward foreign currency contracts (Note 2) 12,630
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 218
Total Assets 231,507,837
Liabilities:
Payable for investments purchased 450,000
Payable for capital shares redeemed 90,290
Payable for variation margin on futures contracts —
Payable for variation margin on centrally cleared swap contracts —
Unrealized depreciation on forward foreign currency contracts (Note 2) 46,286
Unrealized depreciation on unfunded commitments (Note 2) 6,067
Payable upon return of securities loaned (Note 2) 4,452,378
Accrued expenses and other payables:
Investment advisory fees 109,825
Fund administration fees 20,461
Distribution fees —
Administrative servicing fees 29,409
Accounting and transfer agent fees 1,200
Trustee fees 36
Custodian fees 4,172
Compliance program costs (Note 3) 250
Professional fees 15,634
Printing fees 84,456
Other 3,536
Total Liabilities 5,314,000
Net Assets $ 226,193,837
* Includes value of securities on loan (Note 2) 24,627,025
Cost of investment securities 238,842,570
Cost of repurchase agreements 4,452,378
Cost of foreign currencies 23,259
Represented by:
Capital $ 243,126,316
Total distributable earnings (loss) (16,932,479)
Net Assets $ 226,193,837

Fixed Income Funds - December 31, 2022 - Statements of Assets and Liabilities - 113
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 1,746,826,411 $ 1,346,048,434 $ 171,873,200 $ 93,785,608 $ 330,531,345
31,906,946 16,768,330 — — —
6,902,943 22,347,581 7,227,203 1,882,699 3,859,199
— 1,469,564 — — —
1,742,514 971,656 — — 59,996
95,606 — — — —
13,765,355 9,123,010 1,125,169 1,725,140 1,750,236
27,258 36,316 — — 116
6,687 210,823 10,050 — 8,373
10,907 295 39,137 8,871 586,419
12,282 — — — —
46,334 — — — 1,250
— — — — —
— — — — —
— — 13,318 1,712 —
2,032 1,027 192 127 285
1,801,345,275 1,396,977,036 180,288,269 97,404,157 336,797,219
7,786,902 20,091,164 1,847,105 — —
333,832 240,858 177,502 17,997 159,706
— 111,703 — — —
— 97,590 — — —
— — — — —
— — — — —
31,906,946 16,768,330 — — —
659,942 463,450 87,036 56,902 138,744
68,478 50,459 18,033 15,849 23,306
88,329 22,242 3,433 — 1,460
10,029 15,800 5,374 16,635 61,998
5,333 2,965 5,772 3,192 1,075
4 12 47 51 99
12,051 17,656 2,332 454 6,560
1,965 1,514 196 109 378
16,416 15,745 13,676 10,818 11,365
12,202 23,572 17,798 25,738 61,353
17,559 15,974 2,066 2,150 4,668
40,919,988 37,939,034 2,180,370 149,895 470,712
$ 1,760,425,287 $ 1,359,038,002 $ 178,107,899 $ 97,254,262 $ 336,326,507
57,616,602 54,842,735 — — —
2,023,237,830 1,483,133,487 196,752,394 109,422,897 370,247,122
31,906,946 16,768,330 — — —
94,972 — — — —
$ 2,075,791,693 $ 1,578,666,038 $ 213,321,075 $ 119,694,002 $ 394,168,041
(315,366,406) (219,628,036) (35,213,176) (22,439,740) (57,841,534)
$ 1,760,425,287 $ 1,359,038,002 $ 178,107,899 $ 97,254,262 $ 336,326,507

114 - Statements of Assets and Liabilities - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
Net Assets:
Class I Shares $ 226,193,837
Class II Shares —
Class IV Shares —
Class P Shares —
Class Y Shares —
Total $ 226,193,837
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 26,261,760
Class II Shares —
Class IV Shares —
Class P Shares —
Class Y Shares —
Total 26,261,760
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8.61
Class II Shares $ —
Class IV Shares $ —
Class P Shares $ —
Class Y Shares $ —

Fixed Income Funds - December 31, 2022 - Statements of Assets and Liabilities - 115
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 29,848,563 $ 17,681,907 $ 4,849 $ 97,254,262 $ 320,262,144
2,303,057 102,818,389 26,804,818 — 6,766,369
— — — — 9,292,915
406,203,027 — — — —
1,322,070,640 1,238,537,706 151,298,232 — 5,079
$ 1,760,425,287 $ 1,359,038,002 $ 178,107,899 $ 97,254,262 $ 336,326,507
3,126,997 1,969,783 568 17,872,644 34,451,267
237,646 11,500,159 3,220,727 — 729,312
— — — — 1,000,424
42,358,387 — — — —
137,805,707 138,097,921 18,138,267 — 548
183,528,737 151,567,863 21,359,562 17,872,644 36,181,551
$ 9.55 $ 8.98 $ 8.54 $ 5.44 $ 9.30
$ 9.69 $ 8.94 $ 8.32 $ — $ 9.28
$ — $ — $ — $ — $ 9.29
$ 9.59 $ — $ — $ — $ —
$ 9.59 $ 8.97 $ 8.34 $ — $ 9.27

116 - Statements of Assets and Liabilities - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
Assets:
Investment securities, at value
*
$ 850,487,731
Repurchase agreements, at value 1,657,000,000
Cash 328,808
Cash pledged for swap contracts —
Deposits with broker for futures contracts —
Interest and dividends receivable 4,086,289
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 1,141,577
Prepaid expenses 2,410
Total Assets 2,513,046,815
Liabilities:
Payable for investments purchased 21,000,000
Payable for capital shares redeemed 1,006,073
Payable for variation margin on futures contracts —
Payable for variation margin on centrally cleared swap contracts —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 547,631
Fund administration fees 77,743
Distribution fees 54,655
Administrative servicing fees 227,882
Accounting and transfer agent fees 1,428
Trustee fees 29
Custodian fees 16,897
Compliance program costs (Note 3) 2,865
Professional fees 13,115
Printing fees 127,610
Other 13,061
Total Liabilities 23,088,989
Net Assets $ 2,489,957,826
* Includes value of securities on loan (Note 2) —
Cost of investment securities 850,487,731
Cost of repurchase agreements 1,657,000,000
Represented by:
Capital $ 2,489,957,660
Total distributable earnings (loss) 166
Net Assets $ 2,489,957,826

Fixed Income Funds - December 31, 2022 - Statements of Assets and Liabilities - 117
NVIT Short Term
Bond Fund
$ 1,163,643,594
10,722,834
54,256,292
1,549,876
1,159,540
6,827,995
5,788
212,596
13,471
1,383
1,238,393,369
50,231,192
320,011
91,555
102,923
10,722,834
340,150
52,113
35,414
41,278
5,842
15
30,084
1,266
14,534
24,225
22,083
62,035,519
$ 1,176,357,850
36,924,272
1,209,903,253
10,722,834
$ 1,317,846,348
(141,488,498)
$ 1,176,357,850

118 - Statements of Assets and Liabilities - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
Net Assets:
Class I Shares $ 1,117,598,274
Class II Shares 261,350,502
Class IV Shares 31,455,102
Class V Shares 673,121,738
Class Y Shares 406,432,210
Total $ 2,489,957,826
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 1,117,603,595
Class II Shares 261,350,396
Class IV Shares 31,455,248
Class V Shares 673,122,739
Class Y Shares 406,435,522
Total 2,489,967,500
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 1.00
Class II Shares $ 1.00
Class IV Shares $ 1.00
Class V Shares $ 1.00
Class Y Shares $ 1.00

Fixed Income Funds - December 31, 2022 - Statements of Assets and Liabilities - 119
NVIT Short Term
Bond Fund
$ 148,307,043
196,691,166
—
—
831,359,641
$ 1,176,357,850
15,667,944
20,861,614
—
—
87,795,287
124,324,845
$ 9.47
$ 9.43
$ —
$ —
$ 9.47

120 - Statements of Operations - For the Year Ended December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
INVESTMENT INCOME:
Interest income $ 14,471,804
Dividend income 137,138
Income from securities lending (Note 2) 41,459
Foreign tax withholding (165)
Total Income 14,650,236
EXPENSES:
Investment advisory fees 1,418,046
Fund administration fees 122,140
Distribution fees Class II Shares —
Distribution fees Class P Shares —
Administrative servicing fees Class I Shares 373,105
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Professional fees 60,944
Printing fees 21,509
Trustee fees 8,704
Custodian fees 9,517
Accounting and transfer agent fees 8,014
Compliance program costs (Note 3) 1,040
Other 5,711
Total expenses before fees waived and expenses reimbursed 2,028,730
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,028,730
NET INVESTMENT INCOME 12,621,506
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (8,338,678)
Expiration or closing of futures contracts (Note 2) 15,377,792
Settlement of forward foreign currency contracts (Note 2) 1,725,294
Foreign currency transactions (Note 2) (212,068)
Expiration or closing of written option contracts (Note 2) —
Expiration or closing of swap contracts (Note 2) 3,768,177
Net realized gains (losses) 12,320,517
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (33,266,579)
Futures contracts (Note 2) 2,087,731
Forward foreign currency contracts (Note 2) 95,069
Translation of assets and liabilities denominated in foreign currencies (Note 2) 8,596
Written options contracts (Note 2) —
Swap contracts (Note 2) (402,845)
Unfunded Commitments (6,067)
Net change in unrealized appreciation/depreciation (31,484,095)
Net realized/unrealized gains (losses) (19,163,578)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (6,542,072)

Fixed Income Funds - For the Year Ended December 31, 2022 - Statements of Operations - 121
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 59,911,287 $ 42,745,844 $ 6,692,957 $ 6,778,072 $ 9,850,468
— — 269,968 75,248 —
121,325 110,823 — — 3,154
(1,999) — – — —
60,030,613 42,856,667 6,962,925 6,853,320 9,853,622
8,283,794 5,401,659 1,091,548 737,958 1,855,434
541,243 402,345 101,267 81,311 149,757
6,108 278,209 66,915 — 22,746
1,134,687 — — — —
45,625 26,412 — 165,740 536,995
3,665 166,926 66,915 — 13,647
— — — — 15,469
101,300 84,805 53,140 38,666 45,089
28,134 9,508 9,610 10,094 20,627
63,459 49,174 6,673 3,953 13,305
67,761 55,684 8,087 5,331 16,075
33,146 17,572 36,981 21,327 6,498
7,844 5,849 794 436 1,579
38,072 27,430 2,884 1,613 8,815
10,354,838 6,525,573 1,444,814 1,066,429 2,706,036
— — (26,766) — —
(199,183) — — — (56,617)
— — (219,419) (61,066) —
10,155,655 6,525,573 1,198,629 1,005,363 2,649,419
49,874,958 36,331,094 5,764,296 5,847,957 7,204,203
(97,281,286) (60,520,339) (8,436,656) (2,735,351) (11,132,387)
58,210,401 (26,671,363) — — 1,679,318
— — — — —
(1) — — – —
— 1,706,598 — — —
— 1,068,495 — — —
(39,070,886) (84,416,609) (8,436,656) (2,735,351) (9,453,069)
(291,466,825) (162,261,967) (23,927,190) (18,185,378) (50,999,682)
2,145,120 (390,228) — — 281,244
— — — — —
(6,604) — — — —
— 141,305 — — —
— (652,333) — — —
— — — — —
(289,328,309) (163,163,223) (23,927,190) (18,185,378) (50,718,438)
(328,399,195) (247,579,832) (32,363,846) (20,920,729) (60,171,507)
$ (278,524,237) $ (211,248,738) $ (26,599,550) $ (15,072,772) $ (52,967,304)

122 - Statements of Operations - For the Year Ended December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
INVESTMENT INCOME:
Interest income $ 41,030,220
Dividend income —
Income from securities lending (Note 2) —
Total Income 41,030,220
EXPENSES:
Investment advisory fees 6,737,188
Fund administration fees 646,834
Distribution fees Class II Shares 578,073
Administrative servicing fees Class I Shares 1,626,672
Administrative servicing fees Class II Shares 346,846
Administrative servicing fees Class IV Shares 50,683
Administrative servicing fees Class V Shares 670,056
Professional fees 96,860
Printing fees 25,081
Trustee fees 85,271
Custodian fees 39,839
Accounting and transfer agent fees 9,028
Compliance program costs (Note 3) 10,604
Other 40,701
Total expenses before fees waived 10,963,736
Distribution fees voluntarily waived - Class II (Note 3) (155,005)
Investment advisory fees voluntarily waived (Note 3) (1,506,361)
Administrative servicing fees voluntarily waived - Class I (Note 3) (437,797)
Administrative servicing fees voluntarily waived - Class II (Note 3) (80,942)
Administrative servicing fees voluntarily waived - Class IV (Note 3) (15,103)
Administrative servicing fees voluntarily waived - Class V (Note 3) (191,843)
Net Expenses 8,576,685
NET INVESTMENT INCOME 32,453,535
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 187
Expiration or closing of futures contracts (Note 2) —
Expiration or closing of written option contracts (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 187
Net change in unrealized appreciation/depreciation in the value of:
Investment securities —
Futures contracts (Note 2) —
Written options contracts (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation —
Net realized/unrealized gains (losses) 187
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 32,453,722

Fixed Income Funds - For the Year Ended December 31, 2022 - Statements of Operations - 123
NVIT Short Term
Bond Fund
$ 33,720,287
211,061
82,322
34,013,670
4,704,297
407,505
452,886
246,932
271,733
—
—
82,324
10,063
46,534
65,839
33,237
5,560
34,771
6,361,681
—
—
—
—
—
—
6,361,681
27,651,989
(70,251,382)
(3,881,961)
2,476,060
1,309,825
(70,347,458)
(45,486,832)
1,392,428
336,440
(752,304)
(44,510,268)
(114,857,726)
$ (87,205,737)

The accompanying notes are an integral part of these financial statements.
124 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 12,621,506 $ 12,437,213
Net realized gains (losses) 12,320,517 5,064,792
Net change in unrealized appreciation/depreciation (31,484,095) (2,948,519)
Change in net assets resulting from operations (6,542,072) 14,553,486
Distributions to Shareholders From:
Distributable earnings:
Class I (8,491,526) (16,497,000)
Class II — —
Class P — —
Class Y — —
Change in net assets from shareholder distributions (8,491,526) (16,497,000)
Change in net assets from capital transactions (34,950,343) 2,634,420
Change in net assets (49,983,941) 690,906
Net Assets:
Beginning of year 276,177,778 275,486,872
End of year $ 226,193,837 $ 276,177,778
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 14,652,368 $ 47,411,448
Dividends reinvested 8,491,526 16,497,000
Cost of shares redeemed (58,094,237) (61,274,028)
Total Class I Shares (34,950,343) 2,634,420
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class P Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class P Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (34,950,343) $ 2,634,420

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 125
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 49,874,958 $ 35,113,386 $ 36,331,094 $ 24,834,159
(39,070,886) 33,847,975 (84,416,609) 5,419,363
(289,328,309) (78,290,068) (163,163,223) (42,666,427)
(278,524,237) (9,328,707) (211,248,738) (12,412,905)
(1,216,984) (1,026,838) (457,722) (932,156)
(86,509) (3,581,643) (2,399,847) (5,721,361)
(16,084,824) (9,511,979) (a) — —
(55,853,552) (83,595,420) (33,912,654) (60,088,224)
(73,241,869) (97,715,880) (36,770,223) (66,741,741)
60,467,217 485,480,086 257,598,053 41,824,251
(291,298,889) 378,435,499 9,579,092 (37,330,395)
2,051,724,176 1,673,288,677 1,349,458,910 1,386,789,305
$ 1,760,425,287 $ 2,051,724,176 $ 1,359,038,002 $ 1,349,458,910
$ 6,280,548 $ 25,689,357 $ 6,008,516 $ 2,201,542
1,216,984 1,026,838 457,722 932,156
(5,400,952) (4,796,775) (4,775,829) (5,631,243)
2,096,580 21,919,420 1,690,409 (2,497,545)
1,364,877 22,137,426 15,394,234 26,758,079
86,509 3,581,643 2,399,847 5,721,361
(1,476,448) (116,361,108) (19,241,064) (13,217,235)
(25,062) (90,642,039) (1,446,983) 19,262,205
19,172,020 545,470,674 (a) — —
16,084,824 9,511,979 (a) — —
(73,187,306) (14,080,328) (a) — —
(37,930,462) 540,902,325 (a) — —
92,950,139 100,652,339 263,556,767 103,160,606
55,853,552 83,595,420 33,912,654 60,088,224
(52,477,530) (170,947,379) (40,114,794) (138,189,239)
96,326,161 13,300,380 257,354,627 25,059,591
$ 60,467,217 $ 485,480,086 $ 257,598,053 $ 41,824,251

The accompanying notes are an integral part of these financial statements.
126 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 1,627,131 4,978,914
Reinvested 978,616 1,792,875
Redeemed (6,512,928) (6,531,545)
Total Class I Shares (3,907,181) 240,244
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class P Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class P Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (3,907,181) 240,244
(a) For the period from September 23, 2021 (commencement of operations) through December 31, 2021.

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 127
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
613,150 2,188,527 622,188 196,198
124,521 88,273 50,121 84,785
(524,061) (398,241) (489,028) (500,709)
213,610 1,878,559 183,281 (219,726)
128,794 1,830,887 1,579,547 2,391,987
8,721 304,303 263,664 522,619
(139,599) (9,901,140) (2,006,125) (1,190,716)
(2,084) (7,765,950) (162,914) 1,723,890
1,733,111 46,424,171 (a) — —
1,637,672 822,836 (a) — —
(7,051,671) (1,207,731) (a) — —
(3,680,888) 46,039,276 (a) — —
8,836,010 8,325,097 27,009,344 9,193,019
5,685,170 7,105,237 3,717,715 5,466,603
(5,223,979) (14,137,501) (4,271,531) (12,293,549)
9,297,201 1,292,833 26,455,528 2,366,073
5,827,839 41,444,718 26,475,895 3,870,237

The accompanying notes are an integral part of these financial statements.
128 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 5,764,296 $ 4,321,376
Net realized gains (losses) (8,436,656) (907,155)
Net change in unrealized appreciation/depreciation (23,927,190) (3,450,460)
Change in net assets resulting from operations (26,599,550) (36,239)
Distributions to Shareholders From:
Distributable earnings:
Class I (162) (154)
Class II (798,134) (606,096)
Class IV — —
Class Y (5,165,940) (5,130,044)
Change in net assets from shareholder distributions (5,964,236) (5,736,294)
Change in net assets from capital transactions 6,917,255 10,941,935
Change in net assets (25,646,531) 5,169,402
Net Assets:
Beginning of year 203,754,430 198,585,028
End of year $ 178,107,899 $ 203,754,430
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested 162 154
Cost of shares redeemed — —
Total Class I Shares 162 154
Class II Shares
Proceeds from shares issued 11,404,429 13,431,664
Dividends reinvested 798,134 606,096
Cost of shares redeemed (5,748,488) (6,580,328)
Total Class II Shares 6,454,075 7,457,432
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares
Proceeds from shares issued 9,895,474 23,139,135
Dividends reinvested 5,165,940 5,130,044
Cost of shares redeemed (14,598,396) (24,784,830)
Total Class Y Shares 463,018 3,484,349
Change in net assets from capital transactions $ 6,917,255 $ 10,941,935

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 129
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 5,847,957 $ 5,563,002 $ 7,204,203 $ 5,606,474
(2,735,351) 1,012,777 (9,453,069) (1,330,854)
(18,185,378) (699,799) (50,718,438) (14,042,997)
(15,072,772) 5,875,980 (52,967,304) (9,767,377)
(5,708,979) (5,750,087) (7,058,593) (6,838,979)
— — (127,161) (144,971)
— — (205,111) (199,876)
— — (120) (109)
(5,708,979) (5,750,087) (7,390,985) (7,183,935)
(3,016,475) (315,510) (28,649,843) (5,788,647)
(23,798,226) (189,617) (89,008,132) (22,739,959)
121,052,488 121,242,105 425,334,639 448,074,598
$ 97,254,262 $ 121,052,488 $ 336,326,507 $ 425,334,639
$ 37,813,578 $ 16,445,280 $ 39,620,810 $ 84,714,410
5,708,979 5,750,087 7,058,593 6,838,979
(46,539,032) (22,510,877) (72,777,512) (100,231,545)
(3,016,475) (315,510) (26,098,109) (8,678,156)
— — 3,794,354 8,305,892
— — 127,161 144,971
— — (5,322,623) (5,824,086)
— — (1,401,108) 2,626,777
— — 615,129 1,515,743
— — 205,111 199,876
— — (1,970,986) (1,452,996)
— — (1,150,746) 262,623
— — — —
— — 120 109
— — — —
— — 120 109
$ (3,016,475) $ (315,510) $ (28,649,843) $ (5,788,647)

The accompanying notes are an integral part of these financial statements.
130 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested 19 15
Redeemed — —
Total Class I Shares 19 15
Class II Shares
Issued 1,239,591 1,327,319
Reinvested 94,180 60,922
Redeemed (642,655) (650,810)
Total Class II Shares 691,116 737,431
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares
Issued 1,099,475 2,286,661
Reinvested 608,178 514,350
Redeemed (1,621,396) (2,444,756)
Total Class Y Shares 86,257 356,255
Total change in shares 777,392 1,093,701

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 131
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
5,972,116 2,459,176 3,854,117 7,592,603
1,027,705 880,594 748,690 625,740
(7,617,874) (3,348,822) (7,288,281) (9,030,997)
(618,053) (9,052) (2,685,474) (812,654)
— — 371,365 752,865
— — 13,494 13,301
— — (545,139) (531,910)
— — (160,280) 234,256
— — 61,515 137,459
— — 21,756 18,306
— — (196,708) (130,719)
— — (113,437) 25,046
— — — —
— — 13 10
— — — —
— — 13 10
(618,053) (9,052) (2,959,178) (553,342)

The accompanying notes are an integral part of these financial statements.
132 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT Government Money Market Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 32,453,535 $ (12)
Net realized gains (losses) 187 50,884
Net change in unrealized appreciation/depreciation — —
Change in net assets resulting from operations 32,453,722 50,872
Distributions to Shareholders From:
Distributable earnings:
Class I (14,867,233) —
Class II (2,972,118) —
Class IV (431,328) —
Class V (8,751,260) —
Class Y (5,482,489) —
Return of capital:
Class I — —
Class II — —
Class Y — —
Change in net assets from shareholder distributions (32,504,428) —
Change in net assets from capital transactions 502,856,316 30,582,381
Change in net assets 502,805,610 30,633,253
Net Assets:
Beginning of year 1,987,152,216 1,956,518,963
End of year $ 2,489,957,826 $ 1,987,152,216
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 687,087,710 $ 464,349,871
Dividends reinvested 14,867,233 —
Cost of shares redeemed (513,558,663) (499,068,195)
Total Class I Shares 188,396,280 (34,718,324)
Class II Shares
Proceeds from shares issued 396,855,248 232,996,788
Dividends reinvested 2,972,118 —
Cost of shares redeemed (281,867,728) (248,313,169)
Total Class II Shares 117,959,638 (15,316,381)
Class IV Shares
Proceeds from shares issued 13,668,920 9,907,133
Dividends reinvested 431,328 —
Cost of shares redeemed (16,694,156) (10,834,274)
Total Class IV Shares (2,593,908) (927,141)
Class V Shares
Proceeds from shares issued 604,540,914 576,625,468
Dividends reinvested 8,751,260 —
Cost of shares redeemed (619,098,232) (561,894,411)
Total Class V Shares (5,806,058) 14,731,057
Class Y Shares
Proceeds from shares issued 592,226,786 466,156,809
Dividends reinvested 5,482,489 —
Cost of shares redeemed (392,808,911) (399,343,639)
Total Class Y Shares 204,900,364 66,813,170
Change in net assets from capital transactions $ 502,856,316 $ 30,582,381

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 133
NVIT Short Term Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 27,651,989 $ 19,261,886
(70,347,458) 18,150,345
(44,510,268) (42,519,804)
(87,205,737) (5,107,573)
(2,532,249) (2,487,508)
(2,543,278) (2,113,025)
— —
— —
(15,362,775) (19,359,250)
(1,077,550) —
(1,082,244) —
(6,537,337) —
(29,135,433) (23,959,783)
(441,141,576) 26,811,562
(557,482,746) (2,255,794)
1,733,840,596 1,736,096,390
$ 1,176,357,850 $ 1,733,840,596
$ 8,760,955 $ 166,697,063
3,609,799 2,487,508
(42,593,444) (33,325,595)
(30,222,690) 135,858,976
47,120,522 54,763,029
3,625,522 2,113,025
(41,503,748) (39,140,257)
9,242,296 17,735,797
— —
— —
— —
— —
— —
— —
— —
— —
10,160,173 86,662,712
21,900,112 19,359,250
(452,221,467) (232,805,173)
(420,161,182) (126,783,211)
$ (441,141,576) $ 26,811,562

The accompanying notes are an integral part of these financial statements.
134 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT Government Money Market Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 687,087,710 464,349,871
Reinvested 14,867,239 —
Redeemed (513,558,663) (499,068,195)
Total Class I Shares 188,396,286 (34,718,324)
Class II Shares
Issued 396,855,248 232,996,788
Reinvested 2,972,127 —
Redeemed (281,867,728) (248,313,169)
Total Class II Shares 117,959,647 (15,316,381)
Class IV Shares
Issued 13,668,660 9,907,133
Reinvested 431,327 —
Redeemed (16,694,156) (10,834,274)
Total Class IV Shares (2,594,169) (927,141)
Class V Shares
Issued 604,540,914 576,625,468
Reinvested 8,751,504 —
Redeemed (619,098,233) (561,894,410)
Total Class V Shares (5,805,815) 14,731,058
Class Y Shares
Issued 592,226,786 466,156,809
Reinvested 5,482,492 —
Redeemed (392,808,911) (399,343,640)
Total Class Y Shares 204,900,367 66,813,169
Total change in shares 502,856,316 30,582,381

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 135
NVIT Short Term Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
900,040 15,968,315
380,738 241,455
(4,386,236) (3,194,099)
(3,105,458) 13,015,671
4,920,114 5,276,627
383,940 205,841
(4,255,336) (3,769,648)
1,048,718 1,712,820
— —
— —
— —
— —
— —
— —
— —
— —
1,027,881 8,286,549
2,309,657 1,879,061
(45,943,837) (22,253,504)
(42,606,299) (12,087,894)
(44,663,039) 2,640,597

136 - Financial Highlights - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi Sector Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class I Shares
12/31/2022 $ 9.15 $ 0.45 $ (0.66) $ (0.21) $ (0.33) $ — $ — $ (0.33) $ 8.61 (2.30)% $ 226,194 0.82% 5.08% 0.82% 73.91%
12/31/2021 9.20 0.40 0.08 0.48 (0.53) — — (0.53) 9.15 5.24% 276,178 0.82% 4.23% 0.82% 89.90%
12/31/2020 9.14 0.40 (0.03) 0.37 (0.31) — — (0.31) 9.20 4.06% 275,487 0.83% 4.61% 0.83% 101.62%
12/31/2019 8.79 0.39 0.41 0.80 (0.44) — (0.01) (0.45) 9.14 9.17% 284,162 0.82% 4.28% 0.82% 212.51%
12/31/2018 9.26 0.34 (0.56) (0.22) (0.25) — — (0.25) 8.79 (2.34)% 299,847 0.82% 3.73% 0.82% 234.11%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

Fixed Income Funds - December 31, 2022 - Financial Highlights - 137
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Core Plus Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.49 $ 0.27 $ (1.81) $ (1.54) $ (0.27) $ (0.13) $ (0.40) $ 9.55 (13.46)% $ 29,849 0.63% 2.60% 0.64% 97.87%
12/31/2021 12.24 0.23 (0.31) (0.08) (0.24) (0.43) (0.67) 11.49 (0.72)% 33,483 0.64% 1.91% 0.64% 233.40%
12/31/2020 11.52 0.28 0.79 1.07 (0.35) — (0.35) 12.24 9.31% 12,665 0.65% 2.29% 0.65% 201.93%
12/31/2019 10.82 0.32 0.75 1.07 (0.37) — (0.37) 11.52 9.89% 9,073 0.65% 2.78% 0.65% 173.78%
12/31/2018 11.26 0.31 (0.45) (0.14) (0.30) — (0.30) 10.82 (1.20)% 6,600 0.64% 2.78% 0.64% 214.05%
Class II Shares
12/31/2022 11.66 0.24 (1.83) (1.59) (0.25) (0.13) (0.38) 9.69 (13.75)% 2,303 0.88% 2.33% 0.89% 97.87%
12/31/2021 12.23 0.22 (0.33) (0.11) (0.03) (0.43) (0.46) 11.66 (0.93)% 2,796 0.89% 1.80% 0.90% 233.40%
12/31/2020 11.51 0.25 0.79 1.04 (0.32) — (0.32) 12.23 9.04% 97,903 0.90% 2.05% 0.90% 201.93%
12/31/2019 10.81 0.29 0.75 1.04 (0.34) — (0.34) 11.51 9.59% 79,674 0.90% 2.55% 0.90% 173.78%
12/31/2018 11.25 0.28 (0.45) (0.17) (0.27) — (0.27) 10.81 (1.45)% 75,782 0.89% 2.53% 0.89% 214.05%
Class P Shares
12/31/2022 11.54 0.25 (1.81) (1.56) (0.26) (0.13) (0.39) 9.59 (13.60)% 406,203 0.73% 2.46% 0.74% 97.87%
12/31/2021(g) 11.91 0.05 (0.21) (0.16) (0.21) — (0.21) 11.54 (1.36)% 531,352 0.73% 1.55% 0.74% 233.40%
Class Y Shares
12/31/2022 11.55 0.28 (1.82) (1.54) (0.29) (0.13) (0.42) 9.59 (13.44)% 1,322,071 0.48% 2.74% 0.49% 97.87%
12/31/2021 12.28 0.26 (0.31) (0.05) (0.25) (0.43) (0.68) 11.55 (0.50)% 1,484,094 0.49% 2.13% 0.50% 233.40%
12/31/2020 11.56 0.30 0.79 1.09 (0.37) — (0.37) 12.28 9.41% 1,562,720 0.50% 2.46% 0.50% 201.93%
12/31/2019 10.85 0.34 0.75 1.09 (0.38) — (0.38) 11.56 10.08% 1,599,473 0.50% 2.96% 0.50% 173.78%
12/31/2018 11.29 0.32 (0.44) (0.12) (0.32) — (0.32) 10.85 (1.05)% 1,600,465 0.49% 2.93% 0.49% 214.05%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 23, 2021 (commencement of operations) through December 31, 2021. Total return is calculated based on inception date of September 22,
2021 through December 31, 2021.

138 - Financial Highlights - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 10.80 $ 0.24 $ (1.82) $ (1.58) $ (0.23) $ (0.01) $ (0.24) $ 8.98 (14.69)% $ 17,682 0.59% 2.54% 0.59% 107.55%
12/31/2021 11.45 0.19 (0.30) (0.11) (0.22) (0.32) (0.54) 10.80 (1.03)% 19,294 0.59% 1.71% 0.59% 132.82%
12/31/2020 11.01 0.25 0.52 0.77 (0.30) (0.03) (0.33) 11.45 7.01% 22,973 0.60% 2.20% 0.60% 67.80%
12/31/2019 10.41 0.31 0.62 0.93 (0.33) — (0.33) 11.01 8.94% 19,227 0.59% 2.78% 0.59% 43.79%
12/31/2018 10.80 0.31 (0.36) (0.05) (0.34) — (0.34) 10.41 (0.42)% 14,299 0.59% 2.96% 0.59% 33.67%
Class II Shares
12/31/2022 10.76 0.22 (1.83) (1.61) (0.20) (0.01) (0.21) 8.94 (14.98)% 102,818 0.84% 2.26% 0.84% 107.55%
12/31/2021 11.41 0.16 (0.30) (0.14) (0.19) (0.32) (0.51) 10.76 (1.25)% 125,449 0.84% 1.45% 0.84% 132.82%
12/31/2020 10.97 0.22 0.53 0.75 (0.28) (0.03) (0.31) 11.41 6.77% 113,409 0.85% 1.95% 0.85% 67.80%
12/31/2019 10.37 0.28 0.62 0.90 (0.30) — (0.30) 10.97 8.70% 104,839 0.84% 2.54% 0.84% 43.79%
12/31/2018 10.76 0.29 (0.37) (0.08) (0.31) — (0.31) 10.37 (0.69)% 95,092 0.84% 2.71% 0.84% 33.67%
Class Y Shares
12/31/2022 10.79 0.26 (1.83) (1.57) (0.24) (0.01) (0.25) 8.97 (14.58)% 1,238,538 0.44% 2.69% 0.44% 107.55%
12/31/2021 11.44 0.21 (0.31) (0.10) (0.23) (0.32) (0.55) 10.79 (0.88)% 1,204,716 0.44% 1.85% 0.44% 132.82%
12/31/2020 11.00 0.27 0.52 0.79 (0.32) (0.03) (0.35) 11.44 7.17% 1,250,407 0.45% 2.36% 0.45% 67.80%
12/31/2019 10.40 0.32 0.63 0.95 (0.35) — (0.35) 11.00 9.09% 1,297,030 0.44% 2.94% 0.44% 43.79%
12/31/2018 10.79 0.33 (0.36) (0.03) (0.36) — (0.36) 10.40 (0.27)% 1,311,884 0.44% 3.11% 0.44% 33.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - December 31, 2022 - Financial Highlights - 139
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine Total Return Tactical Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 10.12 $ 0.29 $ (1.58) $ (1.29) $ (0.29) $ — $ (0.29) $ 8.54 (12.75)%(g) $ 5 0.59% 3.12% 0.70% 103.94%
12/31/2021 10.41 0.22 (0.22) — (0.26) (0.03) (0.29) 10.12 (0.04)% 6 0.62% 2.16% 0.73% 113.27%
12/31/2020 10.05 0.21 0.17 0.38 (0.02) — (0.02) 10.41 3.83% 6 0.83% 2.11% 0.95% 48.77%
12/31/2019 9.72 0.27 0.40 0.67 (0.34) — (0.34) 10.05 6.87% 472 0.81% 2.60% 0.96% 50.92%
12/31/2018 9.96 0.28 (0.25) 0.03 (0.27) — (0.27) 9.72 0.31% 5 0.80% 2.86% 0.97% 32.42%
Class II Shares
12/31/2022 9.88 0.25 (1.55) (1.30) (0.26) — (0.26) 8.32 (13.21)% 26,805 0.98% 2.74% 1.20% 103.94%
12/31/2021 10.18 0.18 (0.22) (0.04) (0.23) (0.03) (0.26) 9.88 (0.45)% 24,995 0.98% 1.77% 1.20% 113.27%
12/31/2020 10.04 0.20 0.18 0.38 (0.24) — (0.24) 10.18 3.74% 18,236 0.98% 2.00% 1.20% 48.77%
12/31/2019 9.72 0.26 0.38 0.64 (0.32) — (0.32) 10.04 6.59% 12,914 0.98% 2.57% 1.22% 50.92%
12/31/2018 9.96 0.27 (0.24) 0.03 (0.27) — (0.27) 9.72 0.30% 5,444 0.98% 2.72% 1.24% 32.42%
Class Y Shares
12/31/2022 9.90 0.28 (1.55) (1.27) (0.29) — (0.29) 8.34 (12.84)% 151,298 0.58% 3.12% 0.70% 103.94%
12/31/2021 10.19 0.22 (0.22) — (0.26) (0.03) (0.29) 9.90 —% 178,754 0.58% 2.20% 0.70% 113.27%
12/31/2020 10.05 0.24 0.17 0.41 (0.27) — (0.27) 10.19 4.09% 180,343 0.58% 2.40% 0.70% 48.77%
12/31/2019 9.72 0.30 0.38 0.68 (0.35) — (0.35) 10.05 7.04% 172,516 0.58% 3.00% 0.72% 50.92%
12/31/2018 9.96 0.30 (0.25) 0.05 (0.29) — (0.29) 9.72 0.52% 169,635 0.58% 3.04% 0.74% 32.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

140 - Financial Highlights - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Federated High Income Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class I Shares
12/31/2022 $ 6.55 $ 0.32 $ (1.10) $ (0.78) $ (0.33) $ — $ (0.33) $ 5.44 (11.93)% $ 97,254 0.91% 5.30% 0.97% 40.07%
12/31/2021 6.55 0.30 0.02 0.32 (0.32) — (0.32) 6.55 4.96% 121,052 0.91% 4.45% 0.98% 40.26%
12/31/2020 6.51 0.31 0.08 0.39 (0.35) — (0.35) 6.55 6.02% 121,242 0.91% 4.95% 0.98% 39.93%
12/31/2019 6.01 0.34 0.54 0.88 (0.38) — (0.38) 6.51 14.74% 130,650 0.91% 5.27% 0.96% 29.22%
12/31/2018 6.59 0.34 (0.53) (0.19) (0.39) — (0.39) 6.01 (3.00)% 125,574 0.91% 5.21% 0.94% 18.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - December 31, 2022 - Financial Highlights - 141
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 10.87 $ 0.19 $ (1.55) $ (1.36) $ (0.21) $ — $ (0.21) $ 9.30 (12.55)% $ 320,262 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.29 0.14 (0.37) (0.23) (0.19) — (0.19) 10.87 (2.08)% 403,595 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.87 0.19 0.47 0.66 (0.24) — (0.24) 11.29 6.08% 428,406 0.69% 1.65% 0.71% 59.09%
12/31/2019 10.47 0.24 0.42 0.66 (0.26) — (0.26) 10.87 6.27% 440,832 0.69% 2.17% 0.71% 50.89%
12/31/2018 10.71 0.23 (0.24) (0.01) (0.23) — (0.23) 10.47 (0.05)% 400,284 0.70% 2.16% 0.72% 40.81%
Class II Shares
12/31/2022 10.83 0.16 (1.54) (1.38) (0.17) — (0.17) 9.28 (12.74)% 6,766 0.95% 1.66% 0.96% 68.52%
12/31/2021 11.26 0.11 (0.37) (0.26) (0.17) — (0.17) 10.83 (2.36)% 9,637 0.95% 1.01% 0.96% 73.45%
12/31/2020 10.82 0.16 0.47 0.63 (0.19) — (0.19) 11.26 5.79% 7,380 0.94% 1.41% 0.96% 59.09%
12/31/2019 10.43 0.20 0.43 0.63 (0.24) — (0.24) 10.82 6.01% 11,657 0.94% 1.88% 0.95% 50.89%
12/31/2018 10.68 0.20 (0.23) (0.03) (0.22) — (0.22) 10.43 (0.25)% 5,399 0.95% 1.94% 0.96% 40.81%
Class IV Shares
12/31/2022 10.86 0.19 (1.55) (1.36) (0.21) — (0.21) 9.29 (12.56)% 9,293 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.28 0.14 (0.37) (0.23) (0.19) — (0.19) 10.86 (2.08)% 12,096 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.86 0.19 0.47 0.66 (0.24) — (0.24) 11.28 6.09% 12,283 0.69% 1.65% 0.71% 59.09%
12/31/2019 10.47 0.24 0.41 0.65 (0.26) — (0.26) 10.86 6.18% 12,169 0.69% 2.17% 0.71% 50.89%
12/31/2018 10.70 0.23 (0.23) — (0.23) — (0.23) 10.47 0.04% 12,087 0.70% 2.16% 0.72% 40.81%
Class Y Shares
12/31/2022 10.84 0.20 (1.55) (1.35) (0.22) — (0.22) 9.27 (12.45)%(g) 5 0.56% 2.01% 0.56% 68.52%
12/31/2021 11.28 0.15 (0.39) (0.24) (0.20) — (0.20) 10.84 (2.11)%(g) 6 0.56% 1.38% 0.56% 73.45%
12/31/2020 10.87 0.20 0.47 0.67 (0.26) — (0.26) 11.28 6.15% 6 0.56% 1.73% 0.56% 59.09%
12/31/2019 10.47 0.25 0.42 0.67 (0.27) — (0.27) 10.87 6.43% 6 0.56% 2.30% 0.56% 50.89%
12/31/2018 10.70 0.24 (0.22) 0.02 (0.25) — (0.25) 10.47 0.19% 9 0.54% 2.30% 0.54% 40.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

142 - Financial Highlights - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Class I Shares
12/31/2022 $ 1.00 $ 0.01 $ — $ 0.01 $ (0.01) $ — $ (0.01) $ 1.00 1.30% $ 1,117,598 0.37% 1.37% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 929,226 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 963,920 0.29% 0.21% 0.49%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.78% 795,519 0.49% 1.77% 0.49%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.39% 874,213 0.49% 1.38% 0.49%
Class II Shares
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.13% 261,351 0.57% 1.28% 0.73%
12/31/2021 1.00 — — — — — — 1.00 —% 143,396 0.07% —% 0.74%
12/31/2020 1.00 — — — — — — 1.00 0.18% 158,709 0.36% 0.14% 0.74%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.53% 130,429 0.74% 1.53% 0.74%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.14% 214,159 0.74% 1.13% 0.74%
Class IV Shares
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 31,455 0.36% 1.27% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 34,050 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 34,976 0.30% 0.23% 0.49%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.78% 30,997 0.49% 1.77% 0.49%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.39% 34,535 0.49% 1.37% 0.49%
Class V Shares
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.33% 673,122 0.33% 1.30% 0.43%
12/31/2021 1.00 — — — — — — 1.00 —% 678,941 0.07% —% 0.44%
12/31/2020 1.00 — — — — — — 1.00 0.26% 664,192 0.28% 0.26% 0.44%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.83% 619,588 0.44% 1.81% 0.44%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.44% 558,328 0.44% 1.41% 0.44%
Class Y Shares
12/31/2022 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.40% 406,432 0.27% 1.61% 0.33%
12/31/2021 1.00 — — — — — — 1.00 —% 201,539 0.07% —% 0.34%
12/31/2020 1.00 — — — — — — 1.00 0.29% 134,722 0.24% 0.15% 0.34%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.94% 45,731 0.34% 1.72% 0.34%
12/31/2018(f) 1.00 — — — — — — 1.00 0.49% 20 0.34% 1.94% 0.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from October 1, 2018 (commencement of operations) through December 31, 2018. Total return is calculated based on inception date of September 28,
2018 through December 31, 2018.

Fixed Income Funds - December 31, 2022 - Financial Highlights - 143
The accompanying notes are an integral part of these financial statements.
NVIT Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 10.26 $ 0.20 $ (0.75) $ (0.55) $ (0.17) $ — $ (0.07) $ (0.24) $ 9.47 (5.39)% $ 148,307 0.56% 1.99% 0.56% 80.96%
12/31/2021 10.43 0.10 (0.14) (0.04) (0.13) — — (0.13) 10.26 (0.35)%(f) 192,608 0.54% 0.99% 0.54% 140.94%
12/31/2020 10.31 0.15 0.17 0.32 (0.20) — — (0.20) 10.43 3.10%(f) 60,056 0.54% 1.48% 0.54% 72.41%
12/31/2019 10.13 0.24 0.20 0.44 (0.26) — — (0.26) 10.31 4.33% 129,712 0.54% 2.29% 0.54% 50.59%
12/31/2018 10.28 0.23 (0.13) 0.10 (0.25) — — (0.25) 10.13 0.98% 104,294 0.54% 2.26% 0.54% 33.03%
Class II Shares
12/31/2022 10.22 0.17 (0.75) (0.58) (0.15) — (0.06) (0.21) 9.43 (5.67)% 196,691 0.81% 1.77% 0.81% 80.96%
12/31/2021 10.39 0.08 (0.14) (0.06) (0.11) — — (0.11) 10.22 (0.59)% 202,459 0.79% 0.74% 0.79% 140.94%
12/31/2020 10.27 0.13 0.16 0.29 (0.17) — — (0.17) 10.39 2.83% 188,135 0.79% 1.26% 0.79% 72.41%
12/31/2019 10.09 0.21 0.20 0.41 (0.23) — — (0.23) 10.27 4.09% 172,947 0.79% 2.02% 0.79% 50.59%
12/31/2018 10.23 0.20 (0.12) 0.08 (0.22) — — (0.22) 10.09 0.82% 187,622 0.79% 2.00% 0.79% 33.03%
Class Y Shares
12/31/2022 10.27 0.21 (0.76) (0.55) (0.17) — (0.08) (0.25) 9.47 (5.32)% 831,360 0.40% 2.10% 0.40% 80.96%
12/31/2021 10.44 0.12 (0.14) (0.02) (0.15) — — (0.15) 10.27 (0.19)% 1,338,774 0.39% 1.14% 0.39% 140.94%
12/31/2020 10.31 0.17 0.17 0.34 (0.21) — — (0.21) 10.44 3.32% 1,487,905 0.39% 1.67% 0.39% 72.41%
12/31/2019 10.13 0.25 0.20 0.45 (0.27) — — (0.27) 10.31 4.48% 1,513,639 0.39% 2.43% 0.39% 50.59%
12/31/2018 10.28 0.25 (0.14) 0.11 (0.26) — — (0.26) 10.13 1.10% 1,552,321 0.39% 2.39% 0.39% 33.03%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

144 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Amundi Multi Sector Bond Fund ("Multi Sector Bond ")
NVIT BNY Mellon Core Plus Bond Fund ("Core Plus Bond")
NVIT Core Bond Fund ("Core Bond")
NVIT DoubleLine Total Return Tactical Fund ("Total Return Tactical")
NVIT Federated High Income Bond Fund ("High Income Bond")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT Short Term Bond Fund ("Short Term Bond")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Multi Sector Bond and High Income Bond. Shares of Total Return Tactical are held by separate accounts established by NLIC and NLAIC, other affiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Blueprint Funds.
Shares of Core Bond and Core Plus Bond are held by separate accounts established by NLIC and NLAIC and series of the
Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds. Shares of Government Bond and Government Money
Market are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Short
Term Bond are held by separate accounts established by NLIC and NLAIC and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class P, Class V, and Class Y shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 145
Each Fund, except Total Return Tactical, is a diversified fund as defined in the 1940 Act. Total Return Tactical is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

146 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Multi Sector Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 17,836,045 $ – $ 17,836,045
Collateralized Mortgage Obligations – 25,471,580 – 25,471,580
Commercial Mortgage-Backed Securities – 22,234,366 – 22,234,366
  Common Stocks
Airlines – 359,166 – 359,166
Paper & Forest Products – – – –
Total Common Stocks $ – $ 359,166 $ – $ 359,166

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 147
Level 1 Level 2 Level 3 Total
Assets:
Convertible Bonds $ – $ 2,854,191 $ – $ 2,854,191
Convertible Preferred Stock 1,273,875 – – 1,273,875
Corporate Bonds – 126,689,355 – 126,689,355
Foreign Government Security – 734,764 – 734,764
Forward Foreign Currency Contracts – 12,630 – 12,630
Futures Contracts# 1,070,541 – – 1,070,541
Loan Participations – 8,618,062 – 8,618,062
Municipal Bond – 991,063 – 991,063
Repurchase Agreements – 4,452,378 – 4,452,378
Warrants – – – –
Total Assets $ 2,344,416 $ 210,253,600 $ – $ 212,598,016
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (1,659,569) $ – $ (1,659,569)
Forward Foreign Currency Contracts – (46,286) – (46,286)
Futures Contracts# (76,084) – – (76,084)
Total Liabilities $ (76,084) $ (1,705,855) $ – $ (1,781,939)
Total $ 2,268,332 $ 208,547,745 $ – $ 210,816,077
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 145,595,967 $ – $ 145,595,967
Collateralized Mortgage Obligations – 14,731,647 – 14,731,647
Commercial Mortgage-Backed Securities – 18,001,986 – 18,001,986
Corporate Bonds – 841,770,051 – 841,770,051
Foreign Government Securities – 18,774,958 – 18,774,958
Futures Contracts# 1,385,610 – – 1,385,610
Mortgage-Backed Securities – 479,683,111 – 479,683,111
Municipal Bonds – 6,537,222 – 6,537,222
Repurchase Agreements – 31,906,946 – 31,906,946
Supranational – 357,484 – 357,484
U.S. Treasury Obligations – 221,373,985 – 221,373,985
Total Assets $ 1,385,610 $ 1,778,733,357 $ – $ 1,780,118,967
Liabilities:
Futures Contracts# $ (553,767) $ – $ – $ (553,767)
Total Liabilities $ (553,767) $ – $ – $ (553,767)
Total $ 831,843 $ 1,778,733,357 $ – $ 1,779,565,200
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 148,901,225 $ – $ 148,901,225
Collateralized Mortgage Obligations – 16,090,498 – 16,090,498
Commercial Mortgage-Backed Securities – 26,711,388 – 26,711,388
Corporate Bonds – 366,864,297 – 366,864,297
Futures Contracts# 396,967 – – 396,967
Loan Participation – 980,485 – 980,485
Mortgage-Backed Securities – 402,591,743 – 402,591,743
Municipal Bonds – 14,448,060 – 14,448,060
Repurchase Agreements – 16,768,330 – 16,768,330
U.S. Government Agency Security – 12,932,720 – 12,932,720
U.S. Treasury Obligations – 356,528,018 – 356,528,018
Total Assets $ 396,967 $ 1,362,816,764 $ – $ 1,363,213,731
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (713,321) $ – $ (713,321)

148 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (507,023) $ – $ – $ (507,023)
Total Liabilities $ (507,023) $ (713,321) $ – $ (1,220,344)
Total $ (110,056) $ 1,362,103,443 $ – $ 1,361,993,387
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 30,817,722 $ – $ 30,817,722
Collateralized Mortgage Obligations – 29,921,678 – 29,921,678
Commercial Mortgage-Backed Securities – 12,576,973 – 12,576,973
Corporate Bonds – 23,871,935 – 23,871,935
Foreign Government Securities – 777,531 – 777,531
Investment Company 4,544,444 – – 4,544,444
Mortgage-Backed Securities – 32,436,741 – 32,436,741
Short-Term Investment – 819,179 – 819,179
U.S. Treasury Obligations – 36,106,997 – 36,106,997
Total $ 4,544,444 $ 167,328,756 $ – $ 171,873,200
High Income Bond
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Media Entertainment $ 27,493 $ – $ – $ 27,493
Oil Field Services – – 350,378 350,378
Pharmaceuticals 83,196 – – 83,196
Total Common Stocks $ 110,689 $ – $ 350,378 $ 461,067
  Corporate Bonds
Aerospace / Defense – 1,585,280 – 1,585,280
Airlines – 384,659 – 384,659
Automotive – 5,523,961 – 5,523,961
Building Materials – 3,594,228 – 3,594,228
Cable Satellite – 8,156,632 – 8,156,632
Chemicals – 3,641,870 – 3,641,870
Construction Machinery – 560,629 – 560,629
Consumer Cyclical Services – 2,386,766 – 2,386,766
Consumer Products – 1,537,059 – 1,537,059
Diversified Manufacturing – 1,009,514 – 1,009,514
Finance Companies – 1,900,039 – 1,900,039
Food & Beverage – 2,205,524 – 2,205,524
Food & Staples Retailing – – – –
Gaming – 3,888,487 – 3,888,487
Health Insurance – 611,885 – 611,885
Healthcare – 5,825,301 – 5,825,301
Independent Energy – 4,438,495 – 4,438,495
Industrial - Other – 1,350,558 – 1,350,558
Insurance - P&C – 6,775,791 – 6,775,791
Leisure – 437,596 – 437,596
Lodging – 224,916 – 224,916
Media Entertainment – 6,822,702 – 6,822,702
Metals & Mining – 502,717 – 502,717
Midstream – 6,164,893 – 6,164,893
Oil Field Services – 2,125,228 – 2,125,228
Packaging – 5,146,282 – 5,146,282
Paper – 693,507 – 693,507
Pharmaceuticals – 1,473,855 – 1,473,855
Restaurants – 1,550,757 – 1,550,757
Retailers – 604,543 – 604,543

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 149
Level 1 Level 2 Level 3 Total
Assets:
Supermarkets $ – $ 493,588 $ – $ 493,588
Technology – 8,240,608 – 8,240,608
Transportation Services – 237,500 – 237,500
Utility - Electric – 2,736,211 – 2,736,211
Wireless Communications – 490,596 – 490,596
Total Corporate Bonds $ – $ 93,322,177 $ – $ 93,322,177
Rights   – – 2,364 2,364
Total $ 110,689 $ 93,322,177 $ 352,742 $ 93,785,608
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 7,643,849 $ – $ 7,643,849
Collateralized Mortgage Obligations – 33,061,321 – 33,061,321
Corporate Bonds – 40,891,013 – 40,891,013
Futures Contracts# 13,546 – – 13,546
Mortgage-Backed Securities – 141,928,231 – 141,928,231
U.S. Government Agency Securities – 73,459,564 – 73,459,564
U.S. Treasury Obligations – 33,547,367 – 33,547,367
Total $ 13,546 $ 330,531,345 $ – $ 330,544,891
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 1,657,000,000 $ – $ 1,657,000,000
U.S. Government Agency Securities – 698,696,937 – 698,696,937
U.S. Treasury Obligations – 151,790,794 – 151,790,794
Total $ – $ 2,507,487,731 $ – $ 2,507,487,731
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 283,873,694 $ – $ 283,873,694
Collateralized Mortgage Obligations – 42,018,458 – 42,018,458
Commercial Mortgage-Backed Securities – 8,354,703 – 8,354,703
Corporate Bonds – 397,242,873 – 397,242,873
Futures Contracts# 241,914 – – 241,914
Loan Participation – 899,165 – 899,165
Mortgage-Backed Securities – 21,608,143 – 21,608,143
Repurchase Agreements – 10,722,834 – 10,722,834
U.S. Treasury Obligations – 409,646,558 – 409,646,558
Total Assets $ 241,914 $ 1,174,366,428 $ – $ 1,174,608,342
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (752,304) $ – $ (752,304)
Total Liabilities $ – $ (752,304) $ – $ (752,304)
Total $ 241,914 $ 1,173,614,124 $ – $ 1,173,856,038
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of December 31 2022, Multi Sector Bond held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

150 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
As of December 31, 2022, High Income Bond held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
Multi Sector Bond
Loan
Participation Total
Balance as of 12/31/2021 $ 1,694,700 $ 1,694,700
Accrued Accretion/(Amortization) (286) (286)
Realized Gains (Losses) 286 286
Purchases — —
Sales (1,680,000) (1,680,000)
Change in Unrealized Appreciation/Depreciation (14,700) (14,700)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ – $ —
Change in Unrealized Appreciation/Depreciation for Investments Still
Held as of 12/31/2022 ** $ – $ —
High Income Bond
Common
Stocks
Corporate
Bonds Rights Total
Balance as of 12/31/2021 $ 418,152 $ — $ — $ 418,152
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) 97,875 (98,507) — (632)
Purchases — — — —
Sales (211,410) — — (211,410)
Change in Unrealized Appreciation/Depreciation 45,761 98,507 2,364 146,632
Transfers into Level 3 — — — —
Transfers out of Level 3 — — — —
Balance as of 12/31/2022 $ 350,378 $ — $ 2,364 $ 352,742
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 12/31/2022 ** $ 45,761 $ — $ 2,364 $ 48,125
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 151
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet each
Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged

152 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of December 31, 2022 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 153
(f) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration

154 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
Multi Sector Bond
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 12,630
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 1,070,541
Total $ 1,083,171

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 155
1
Liabilities:
Swap Contracts
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (1,659,569)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (46,286)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (76,084)
Total $ (1,781,939)
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 1,385,610
Total $ 1,385,610
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (553,767)
Total $ (553,767)
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 396,967
Total $ 396,967
Liabilities:
Swap Contracts
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (713,321)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (507,023)
Total $ (1,220,344)
Government Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 13,546
Total $ 13,546
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 241,914
Total $ 241,914
Liabilities:
Swap Contracts
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (752,304)
Total $ (752,304)

156 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Multi Sector Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 3,768,177
Forward Foreign Currency Contracts
Currency risk 1,725,294
Futures Contracts
Interest rate risk 15,377,792
Total $ 20,871,263
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 58,210,401
Total $ 58,210,401
Core Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (2,598,993)
Written Options
Interest rate risk 1,706,598
Swap Contracts
Credit risk 1,068,495
Futures Contracts
Interest rate risk (26,671,363)
Total $ (26,495,263)
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,679,318
Total $ 1,679,318
Short Term Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (2,305,720)
Written Options
Interest rate risk 2,476,060
Swap Contracts
Credit risk 1,309,825
Futures Contracts
Interest rate risk (3,881,961)
Total $ (2,401,796)
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 157
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
Multi Sector Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (402,845)
Forward Foreign Currency Contracts
Currency risk 95,069
Futures Contracts
Interest rate risk 2,087,731
Total $ 1,779,955
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 2,145,120
Total $ 2,145,120
Core Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ 159,902
Written Options
Interest rate risk 141,305
Swap Contracts
Credit risk (652,333)
Futures Contracts
Interest rate risk (390,228)
Total $ (741,354)
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 281,244
Total $ 281,244
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ 380,720
Written Options
Interest rate risk 336,440
Swap Contracts
Credit risk (752,304)
Futures Contracts
Interest rate risk 1,392,428
Total $ 1,357,284
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

158 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
Multi Sector Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 142,076,923
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 94,783
Average Settlement Value Sold $ 16,553,818
Futures Contracts:
Average Notional Balance Long $ 16,903,264
Average Notional Balance Short $ 92,959,432
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 28,023,791
Average Notional Balance Short $ 242,517,545
Core Bond
Options:
Average Value Purchased $ 418,764
Average Value Written $ 2,090,236
Average Number of Purchased Option Contracts 1,577
Average Number of Written Option Contracts 2,762
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 98,576,923
Futures Contracts:
Average Notional Balance Long $ 223,089,446
Average Notional Balance Short $ 141,376,209
Government Bond
Futures Contracts:
Average Notional Balance Long $ 346,308
Average Notional Balance Short $ 14,615,600
Short Term Bond
Options:
Average Value Purchased $ 347,115
Average Value Written $ 5,014,409
Average Number of Purchased Option Contracts 3,385
Average Number of Written Option Contracts 6,145
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 133,846,154
Futures Contracts:
Average Notional Balance Long $ 244,810,517
Average Notional Balance Short $ 289,379,298

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 159
As of December 31, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2022:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of December 31, 2022, certain Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower.
(i) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time
Multi Sector Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ 12,630 $ — $ — $ 12,630
Total $ 12,630 $ – $ — $ 12,630
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
HSBC Bank PLC
Forward Foreign
Currency Contracts $ (3,748) $ — $ — $ (3,748)
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (42,538) — — (42,538)
Total $ (46,286) $ — $ — $ (46,286)
Multi Sector Bond
Unfunded
Commitment
Funded
Commitment
Total
Commitment
Security
Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
Osmosis Buyer Ltd.,
Delayed Draw Term Loan 07/31/2028 0.00% $ 101,111 $ 95,044 $101,111 $95,044 $ 202,222 $ 190,088

160 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(j) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral,
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Multi Sector Bond $ 4,452,378
Core Plus Bond 31,906,946
Core Bond 16,768,330
Short Term Bond 10,722,834

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 161
if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(k) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Credit Suisse AG, 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $39,494,229, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.00%, maturing 2/23/2023 - 5/15/2037; total market value $40,284,146.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.

162 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
Multi Sector Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,452,378 $ – $ 1,452,378 $ (1,452,378) $ –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 4,452,378 $ – $ 4,452,378 $ (4,452,378) $ –
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 906,946 $ – $ 906,946 $ (906,946) $ –
Credit Suisse AG 22,000,000 – 22,000,000 (22,000,000) –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 4,000,000 – 4,000,000 (4,000,000) –
Total $ 31,906,946 $ – $ 31,906,946 $ (31,906,946) $ –
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
Cantor Fitzgerald &
Co. 6,768,330 – 6,768,330 (6,768,330) –
Credit Suisse AG 5,000,000 – 5,000,000 (5,000,000) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 16,768,330 $ – $ 16,768,330 $ (16,768,330) $ –

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 163
During the year ended December 31, 2022, Government Money Market, along with another series of Nationwide Mutual Funds
(“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-
upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York
Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 6,000,000 $ – $ 6,000,000 $ (6,000,000) $ –
Cantor Fitzgerald &
Co. 4,722,834 – 4,722,834 (4,722,834) –
Total $ 10,722,834 $ – $ 10,722,834 $ (10,722,834) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

164 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
As of December 31, 2022, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Banco Santander SA, 4.31%, dated 12/30/2022, due 1/3/2023, repurchase price $630,244,233, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 6.00%, maturing 1/1/2030 - 9/1/2057; total market value $642,600,166.
Barclays Capital, Inc., 4.25%, dated 12/30/2022, due 1/3/2023, repurchase price  $44,015,111, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 2.63%, maturing 1/19/2023 - 5/15/2040; total market value $ 44,880,112.
Canadian Imperial Bank of Commerce., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $ 25,011,944, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 6.50%, maturing 7/1/2048 - 12/1/2052; total market value$
25,500,001.
MUFG Securities Ltd., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $665,262,778, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 4/15/2023 - 7/20/2060; total market value
$678,300,030.
Nomura Securities Co. Ltd., 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $100,042,700, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.13% - 9.00%, maturing 3/1/2023 - 11/1/2052; total market value $
102,000,001.
RBC Dominion Securities Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $250,097,944, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 11/15/2026 - 10/1/2052; total market value
$ 266,720,410.
Royal Bank of Canada, 4.29%, dated 12/30/2022, due 1/3/2023, repurchase price $300,116,783, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 6/29/2023 - 3/16/2064; total market value $
321,103,753
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 510,000,000 $ – $ 510,000,000 $ (510,000,000) $ –
Barclays Capital, Inc. 32,000,000 – 32,000,000 (32,000,000) –
Canadian Imperial
Bank of Commerce 25,000,000 – 25,000,000 (25,000,000) –
MUFG Securities Ltd. 550,000,000 – 550,000,000 (550,000,000) –
Nomura Securities
Co. Ltd. 90,000,000 – 90,000,000 (90,000,000) –
RBC Dominion
Securities Inc. 205,000,000 – 205,000,000 (205,000,000) –
Royal Bank of Canada 245,000,000 – 245,000,000 (245,000,000) –
Total $ 1,657,000,000 $ – $ 1,657,000,000 $ (1,657,000,000) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 165
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to amortization, foreign currency gain/loss, defaulted bond interest, paydown reclass, investments in contingent preferred debt instruments, investments in partnerships, and treatment of notional principal contracts. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to amortization, outstanding wash sale loss deferrals, investments in perpetual bonds, debt modification, treatment of notional principal contracts, and mark-to-market adjustments on futures. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Fund Capital
Total
Distributable
Earnings (Loss)
Multi Sector Bond $ – $ –
Core Plus Bond (1) 1
Core Bond – –
Total Return Tactical 1 (1)
High Income Bond – –
Government Bond – –
Government Money Market – –
Short Term Bond – –

166 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Multi Sector Bond Amundi Asset Management US, Inc.
Core Plus Bond Insight North America LLC
Core Bond Nationwide Asset Management, LLC ("NWAM")(a)
Total Return Tactical DoubleLine Capital LP
High Income Bond Federated Investment Management Company
Government Bond NWAM(a)
Government Money Market Dreyfus Cash Investment Strategies
Short Term Bond NWAM(a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Multi Sector Bond Up to $200 million 0.575%
$200 million up to $500 million 0.550%
$500 million and more 0.525%
Core Plus Bond Up to $1 billion 0.45%
$1 billion up to $1.5 billion 0.44%
$1.5 billion and more 0.43%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
High Income Bond Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 167
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the year ended December 31, 2022, NFA voluntarily waived investment advisory fees payable by Government Money
Market, for which NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued at anytime at the discretion of NFA.
For the year ended December 31, 2022, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $3,388,894 during the year ended December 31, 2022.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2022, DoubleLine reimbursed the Fund $28,002.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
Fund Fee Schedule
Advisory Fee
(annual rate)
$1.5 billion and more 0.33%
Fund
Advisory Fee
Waiver
(annual rate)
Core Plus Bond(a) 0.0111%
Government Bond 0.015
(a) The rate is effective on February 2, 2022. Prior to the effective date, the advisory fee waived was limited to 0.0065%.
Fund Amount
Core Plus Bond $ 199,183
Government Bond 56,617
Fund Amount
Government Money Market $ 1,506,361
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Multi Sector Bond 0.57 % N/A       N/A 0.57%
Core Plus Bond 0.44 0.43% 0.43% 0.43
Core Bond 0.39 N/A       N/A 0.39
Total Return Tactical 0.58 N/A       N/A 0.46
High Income Bond 0.67 N/A       N/A 0.61
Government Bond 0.49 0.48 0.48 0.48
Government Money
Market 0.29 N/A 0.22 0.22
Short Term Bond 0.35 N/A       N/A 0.35
* Please see above for additional information regarding contractual waivers.

168 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $2,452,402 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Fund Classes
Amount
(annual rate)
Multi Sector Bond All Classes 0.78%
Core Plus Bond All Classes 0.55
Total Return Tactical All Classes 0.58
High Income Bond All Classes 0.76
Fund Classes
Amount
(annual rate)
Core Plus Bond Class I 0.69%
Class P 0.79
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Multi Sector Bond $ — $ — $ — $ —
Core Plus Bond — — — —
Core Bond — — — —
Total Return Tactical 196,534 203,661 191,417 591,612
High Income Bond 88,347 85,490 61,066 234,903
Government Bond — — — —
Government Money Market — — — —
Short Term Bond — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 169
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $33,706.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
During the year ended December 31, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
During the year ended December 31, 2022, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of Government
Money Market in an amount equal to $155,005. Also during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II, Class IV and Class V shares of Government Money Market in an amount equal to $725,685. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by Government Money Market of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represents that any of these voluntary waivers will be continued or repeated.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily net assets of Class IV shares of the Fund, and 0.10% of the average daily net assets of Class V shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
Fund
Class II
Shares
Class P
Shares
Multi Sector Bond N/A N/A
Core Plus Bond 0.25% 0.25%
Core Bond 0.25 N/A
Total Return Tactical 0.25 N/A
High Income Bond N/A N/A
Government Bond 0.25 N/A
Government Money Market 0.25 N/A
Short Term Bond 0.25 N/A
N/A — Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 26,766
Fund Class I Class II Class IV Class V
Multi Sector Bond 0.15% N/A N/A N/A
Core Plus Bond 0.15 0.15% N/A N/A

170 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023. During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class I Class II Class IV Class V
Core Bond 0.15 0.15 N/A N/A
Total Return Tactical N/A 0.25 N/A N/A
High Income Bond 0.15 N/A N/A N/A
Government Bond 0.15 0.15 0.15% N/A
Government Money Market 0.15 0.15 0.15 0.10%
Short Term Bond 0.15 0.15 N/A N/A
N/A — Not Applicable.
Fund Amount
Multi Sector Bond $ 373,105
Core Plus Bond 49,290
Core Bond 193,338
Total Return Tactical 66,915
High Income Bond 165,740
Government Bond 566,111
Government Money Market 2,694,257
Short Term Bond 518,665
Fund Purchases
*
Sales
*
Multi Sector Bond $ 171,144,905 $ 200,249,488
Core Plus Bond 1,886,928,781 1,851,442,852
Core Bond 1,664,749,930 1,450,157,273
Total Return Tactical 196,015,342 184,601,408
High Income Bond 42,394,077 44,644,778

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 171
For the year ended December 31, 2022, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(b) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(c) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(d) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
Fund Purchases
*
Sales
*
Government Bond 256,850,234 291,109,817
Short Term Bond 1,079,734,063 1,503,819,723
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Core Plus Bond $ 273,997,092 $ 527,953,211
Core Bond 450,163,165 265,280,436
Total Return Tactical 151,732,153 140,460,729
Government Bond 52,049,156 91,349,641
Short Term Bond 599,633,318 726,945,997

172 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass- throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“ Ginnie Maes ”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes ”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 173
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(f) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(g) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(h) Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about Underlying Fund risks may be found in such Underlying Fund’s annual or semiannual report to shareholders.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.

174 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi Sector Bond $ 8,491,526 $ – $ 8,491,526 $ – $ 8,491,526
Core Plus Bond 58,772,104 14,469,765 73,241,869 – 73,241,869
Core Bond 35,196,085 1,574,138 36,770,223 – 36,770,223
Total Return Tactical 5,964,236 – 5,964,236 – 5,964,236
High Income Bond 5,708,979 – 5,708,979 – 5,708,979
Government Bond 7,390,985 – 7,390,985 – 7,390,985
Government Money Market 32,504,428 – 32,504,428 – 32,504,428
Short Term Bond 20,438,302 – 20,438,302 8,697,131 29,135,433
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi Sector Bond $ 16,497,000 $ – $ 16,497,000 $ – $ 16,497,000
Core Plus Bond 83,426,445 14,289,435 97,715,880 – 97,715,880
Core Bond 45,251,853 21,489,888 66,741,741 – 66,741,741
Total Return Tactical 5,736,294 – 5,736,294 – 5,736,294
High Income Bond 5,750,087 – 5,750,087 – 5,750,087
Government Bond 7,183,935 – 7,183,935 – 7,183,935
Government Money Market – – – – –
Short Term Bond 23,959,783 – 23,959,783 – 23,959,783
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Multi Sector Bond $ 12,717,062 $ 2,616,951 $ 15,334,013 $ 8,830 $ – $ – $ (32,275,322) $ (16,932,479)
Core Plus Bond 5,150,582 – 5,150,582 352,014 – (43,164,303) (277,704,699) (315,366,406)
Core Bond 2,942,024 – 2,942,024 – – (85,086,627) (137,483,433) (219,628,036)
Total Return
Tactical 897,425 – 897,425 474 – (9,971,109) (26,139,966) (35,213,176)
High Income Bond 545,167 – 545,167 – – (7,179,435) (15,805,472) (22,439,740)
Government Bond 676,805 – 676,805 – – (18,479,376) (40,038,963) (57,841,534)
Government
Money Market 166 – 166 – – – – 166
Short Term Bond – – – – – (94,274,327) (47,214,171) (141,488,498)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi Sector Bond $ 243,868,846 $ 3,057,049 $ (35,312,491) $ (32,255,442)
Core Plus Bond 2,057,040,589 4,862,083 (282,337,472) (277,475,389)
Core Bond 1,499,326,993 1,580,657 (139,064,090) (137,483,433)
Total Return Tactical 198,013,166 299,616 (26,439,582) (26,139,966)
High Income Bond 109,591,080 526,087 (16,331,559) (15,805,472)
Government Bond 370,583,854 55,293 (40,094,256) (40,038,963)
Government Money Market 2,507,487,731 8,256 (8,256) –

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 175
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
During the year ended December 31, 2022, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
10. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
11. Subsequent Events
On December 7, 2022, the Board of Trustees approved the termination of Nationwide Asset Management, LLC as subadviser of NVIT Short Term Bond Fund (the "Fund") and approved the appointment of Loomis, Sayles & Company, LP to subadvise the
Fund. The change will be effective on or about March 20, 2023 (the “Effective Date”). As of the Effective Date, the Fund will be renamed “NVIT Loomis Short Term Bond Fund".
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Short Term Bond 1,220,912,194 1,027,583 (48,241,754) (47,214,171)
Fund Amount
Core Plus Bond $ (43,164,303)
Core Bond (85,086,627)
Total Return Tactical (9,971,109)
High Income Bond (7,179,435)
Government Bond (18,479,376)
Short Term Bond (94,274,327)
Fund Utilized
Multi Sector Bond $ 4,426,974

176 - Report of Independent Registered Public Accounting Firm - December 31, 2022 - Fixed Income Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Amundi Multi Sector Bond
Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT Core Bond Fund, NVIT DoubleLine Total Return Tactical Fund, NVIT
Federated High Income Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund and NVIT
Short Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Amundi
Multi Sector Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT Core Bond Fund, NVIT DoubleLine Total Return Tactical
Fund, NVIT Federated High Income Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund and NVIT
Short Term Bond Fund (eight of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the
"Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Fixed Income Funds - December 31, 2022 (Unaudited) - Supplemental Information - 177
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

178 - Supplemental Information - December 31, 2022 (Unaudited) - Fixed Income Funds
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

Fixed Income Funds - December 31, 2022 (Unaudited) - Supplemental Information - 179
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital
Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, and NVIT J.P. Morgan
US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

180 - Supplemental Information - December 31, 2022 (Unaudited) - Fixed Income Funds
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT GS Small Cap Equity Insights Fund, the Trustees
noted that the Fund had experienced performance in the fourth quintile of its peer group for the two-year period ended June 30,
2022 and considered that the Fund had been organized in 2019 and did not yet have three years of performance.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

Fixed Income Funds - December 31, 2022 (Unaudited) - Supplemental Information - 181
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Replacement of Nationwide Asset Management, LLC by Loomis, Sayles & Company, L.P.
for NVIT Loomis Short Term Bond Fund (formerly known as the NVIT Short Term Bond Fund)
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the December 6-7, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Loomis Short Term Bond Fund (formerly known as the NVIT Short Term Bond
Fund) (the “Fund”), the appointment of Loomis, Sayles & Company, L.P. (“Loomis”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”).  Loomis replaced Nationwide Asset Management, LLC (“NWAM”), the previous sub-adviser to the Fund.  The Board was provided with detailed materials relating to Loomis in advance of the meeting.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Loomis under the Sub-advisory Agreement, including information relating to Loomis’s investment strategy and process for the Fund.  The Board also considered information provided to it regarding the experience of the investment personnel of Loomis who would be managing the Fund.  The Board considered information concerning the past performance record of Loomis in managing the investment strategy it intended to use in managing the Fund’s assets.
The Board considered the sub-advisory fee rate that NFA would pay to Loomis with respect to the Fund.  The Board considered that the sub-advisory fee proposed to be paid to Loomis would be based on the aggregate of assets of the Fund and the Nationwide
Loomis Short Term Bond Fund, which is also sub-advised by Loomis.  The Board noted that sub-advisory fee schedule proposed with respect to Loomis was anticipated to result in an overall lower sub-advisory fee rate to be paid by NFA with respect to the

182 - Supplemental Information - December 31, 2022 (Unaudited) - Fixed Income Funds
Fund.  The Board noted that NFA agreed to share 100% of the reduction in sub-advisory fees with the Fund’s shareholders by reducing its advisory fee through a fee waiver.
The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Loomis’s expected profitability as a result of the Sub-advisory Agreement or the expected profitability of the Fund with regards to NFA following the implementation of the Sub-advisory Agreement.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Multi Sector Bond 0.73%
Core Plus Bond –
Core Bond –
Total Return Tactical –
High Income Bond 1.21
Government Bond –
Government Money Market –
Short Term Bond –
Fund Amount
Multi Sector Bond $ –
Core Plus Bond 14,469,765
Core Bond 1,574,138
Total Return Tactical –
High Income Bond –
Government Bond –
Government Money Market –
Short Term Bond –

Fixed Income Funds - December 31, 2022 - Management Information - 183
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

184 - Management Information - December 31, 2022 - Fixed Income Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Funds - December 31, 2022 - Management Information - 185
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

186 - Market Index Definitions - December 31, 2022 - Fixed Income Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fixed Income Funds - December 31, 2022 - Market Index Definitions - 187
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

188 - Market Index Definitions - December 31, 2022 - Fixed Income Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Fixed Income Funds - December 31, 2022 - Market Index Definitions - 189
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

190 - Market Index Definitions - December 31, 2022 - Fixed Income Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CFX (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Example 28
Statements of Investments 30
Statements of Assets and Liabilities 146
Statements of Operations 150
Statements of Changes in Net Assets 152
Financial Highlights 160
Notes to Financial Statements 165
Report of Independent Registered Public Accounting Firm 189
Supplemental Information 190
Management Information 193
Market Index Definitions 196

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Bond Index Fund
For the annual period ended December 31, 2022, the NVIT Bond Index Fund Class Y returned -13.23% versus -13.01% for its benchmark, the Bloomberg
®
U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Intermediate Core Bond (consisting of 114 investments as of December 31, 2022), was -13.36% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Bloomberg U.S. Aggregate Bond Index posted a return of -5.93% during the first quarter of 2022. In the first quarter, the primary focus for markets was the trajectory of the conflict in Ukraine, inflation, and monetary policy. Investors’ varying reactions to news flow and data prints caused a great degree of volatility in the financial markets, particularly in rates. In March, the Federal Open
Market Committee (“FOMC”) raised interest rates by 0.25% for the first time since 2018, as it aimed to control the historic rise in inflation brought on by pandemic-related supply bottlenecks and recent geopolitical tensions in Europe. In subsequent interviews, the Chair and other officials maintained a hawkish stance. Regarding the Federal Reverse’s (“Fed”) balance sheet, Chair Jerome
Powell reiterated that the FOMC would begin the runoff process soon and that the process would take around three years. Labor and inflation data remained strong over the month of March. Consumer Price Index (“CPI”) increased at a monthly rate of 0.8%, bringing yearly increase to 7.9%, marking the fastest increase since 1982. US non-farm payrolls increased by 431,000, and prior months were revised higher, with the three-month moving average now at 562,000. The unemployment rate also fell to 3.62%.
With inflation well above 2% and the Fed’s hawkish backdrop, front-end rates moved meaningfully higher as markets were pricing eight additional rate hikes for 2022. The selloff in the front-end led to a dramatic flattening of the nominal yield curve. Consequently, the 2-year10-year yield curve briefly inverted toward the final days of March.
On the geopolitical front, the zero-COVID policy exerted pressure on China as they combated an increase in cases, which led to disruptions in the global supply chain. As the Russia-Ukraine war continued, so too did the path of uncertainty for global markets. Given the increased Russian sanctions, oil prices climbed throughout the month. Brent Crude surged to its highest level since 2008, around $140 a barrel, as countries pledged to limit their dependence on Russian oil. At the end of March, the U.S.
announced that they would release a record number of barrels from the strategic oil reserves. This led the price of oil to retrace to around $100 per barrel. In sum, with geopolitical tensions exacerbating supply-side inflation and Central banks hawkish policies to control it, markets began forecasting higher inflation and lower real growth globally for the year.
The Bloomberg U.S. Aggregate Bond Index posted a return of -4.69% during the second quarter of 2022. Market volatility continued throughout the second quarter as the market’s focus toggled between persistently high inflation and growing fears around a potential recession. The Russian/Ukrainian conflict, tightening monetary policy, COVID restrictions in China and the future trajectory of economic growth drove volatility throughout the quarter. The June CPI indicated that headline inflation was back at a 40-year high of 8.6% due to the strength coming from food, energy, and goods and services. Treasury yields moved higher post CPI led by the front end, which advanced 40 basis points (“bps”) over the month. With respect to monetary policy, Fed speakers at the beginning of June suggested 50 bps hikes in June and July would create sufficient near-term tightening under the assumption that monthly inflation would decelerate; however, the surprisingly strong CPI released the week prior to the June 15th
FOMC meeting forced the Fed to accelerate its hiking path, raising rates by 75 bps. While the committee “does not expect moves of this size to be common,” they did raise guidance for the path of hikes for the rest of the year to potentially move into restrictive territory in 2022 and said they would be looking for compelling evidence that inflation pressures were abating before considering a pause. Importantly, the Summary of Economic Projections revealed an acknowledgment that restoring price stability will require some economic pain, likely in the form of higher unemployment, which stoked hard landing fears amongst market participants.
Against this backdrop, credit spreads moved to the widest levels of the year with the Bloomberg U.S. Credit Index widening to 143 bps, resulting in a monthly excess return of -151 bps in June. Over the quarter, the Index posted a total return of -6.90% which marks the second consecutive quarter of negative returns. Ahead of earnings season, with more companies providing negative guidance, analysts lowered their second quarter year-over-year (“YoY”) earnings growth estimates from 5.9% at the start of the quarter to 4.3%. In June, the primary market issuance printed at $91.2 billion, which is much lower than the around $125 billion expected by the street. With a similar trend to May, tumultuous markets kept many issuers on the sidelines. In respect to credit sub-
sectors, the best performing sectors in June were Foreign Local Government, Supranational, Construction Machinery, Consumer
Products and Supermarkets. The worst performing was Gaming, Tobacco, Cable Satellite, Sovereigns and Paper. AA rated bonds fared the best across the investment grade quality spectrum, while BBB fared the worst.
In the third quarter, the market was once again defined by a backdrop of continually high inflation and hawkish central banks driving global sovereign yields higher, as markets moved to reprice the path of global monetary policy. The Bloomberg U.S.
Aggregate Bond Index posted a return of -4.75% during the third quarter. Treasury yields climbed and risk assets sold off as inflation continued to drive hawkish Fed rhetoric. August Headline CPI modestly advanced, printing a touch lower than what we had seen in July; however, core CPI moved sharply higher propelling the year-over-year inflation rate from 5.9% to 6.3%. In
September in the United States, nominal yields on the United States Treasury (“UST”) 2-year sold off by 79 bps, to close the month

NVIT Bond Index Fund - December 31, 2022 - Fund Commentary - 5
at 4.28%. Further out on the curve, the nominal yield on the UST 10-year sold off to a lesser extent, but a still significant amount, off 64 bps to close the month at 3.83%.
A strong inflation in September showed strength across both goods and services. Headline CPI rose by 0.12% in August, bringing the YoY gain to 8.3%, lower than what we had seen in July; however, core CPI was the surprise with a monthly increase of 0.57%, bringing the YoY gain to 6.3%, higher than the 5.9% seen last month. The main story was shelter inflation which rose 0.69% (after
0.54% in July) with strength coming in both the rental and the owners’ equivalent rent categories. Rental inflation is currently running at 6.7%, which is the highest in almost 4 decades. Following the strong inflation, the Fed raised rates by 75 bps during the September FOMC meeting, bringing the Fed Funds rate to 3-3.25%. With this latest hike, the Fed had raised rates a total of
300 bps over a 7-month period, which is the fastest tightening since the 1980s. The Statement of Economic Projections (SEP) that accompanied the rate rise provided details on the projected path ahead. By the end of 2022, the Fed estimated the funds rate to be at 4.4%, up 100 bps from their June projection. By the end of 2023, the estimated Fed funds rate was at 4.6% up from 3.8%
projected in June, implying another 25 bps of hiking in 2023 before reaching the terminal rate. During the press conference, Chair
Powell honed in on the “higher for longer” narrative and “will do what it takes” to control inflation. He repeated that there will be some economic pain to businesses and households in the process of lowering inflation but that will be needed to bring inflation down.
Toward the end of September, the U.K. financial markets experienced heightened volatility with yields on Gilts experiencing their fastest monthly rise since 1957, after the government announced their intention to increase fiscal spending, which the market perceived as inflationary. The large sell-off in rates led to margin calls for liability-driven investing/corporate bond investors which exacerbated the liquidity issues and led the basis of estimate to step in to relieve market pressure. Against this backdrop, the
Bloomberg
®
U.S. Credit Index widened by 17 bps to 147 bps, resulting in a monthly excess return of -132 bps. In the primary market, gross investment grade supply was $103.4 billion. This level of issuance significantly surprised to the downside as the initial street estimates were in the $130-$150 billion range. Historically, this was the quietest September since 2011 and the first year since 2008 where August supply surpassed September supply. From a sub-sector perspective, the best performing sectors were Supranational, Packaging, Diversified Manufacturing, Airlines and Environmental. The worst performing were Transportation
Services, Sovereigns, Cable Satellite, Wirelines and Railroads. AA rated bonds fared the best across the investment grade quality spectrum, while A rated bonds fared the worst.
The Bloomberg
®
U.S. Aggregate Bond Index posted a return of 1.87% in the fourth quarter. The fourth quarter saw a slight shift in sentiment, as December marked the second straight month of meaningfully positive inflation news with both core and headline
CPI growing at a slower pace than the previous quarters. The lower growth rates were led by goods inflation, which continues to decline on an annualized basis while services inflation remains stubbornly high. On the back of the weaker inflation data in
December, the FOMC downshifted their hiking cycle by raising the Federal funds target rate by 50 bps after four consecutive 75 bps hikes. In the press conference Chairman Powell continued to push against the market’s “Fed pivot” narrative by noting that the
Fed needs to see “substantially more evidence” before it is confident that inflation will remain on a sustained downward path. It is notable that in the Fed’s economic projections they raised their 2023 year-end forecasts of interest rates and core inflation from
4.6% to 5.1% and 3.1% to 3.5% respectively. While the Fed clearly communicated vigilance, Powell recognized the lagged effects of policy, paving the way for a continued downshift in the pace of hikes if conditions warrant.
The November Core CPI showed a second consecutive soft inflation result. Core CPI rose to 0.2% multiple of money (“MoM”), the smallest increase since August 2021, a sign of moderation. Headline CPI rose 0.1% MoM, bringing the annual run rate to
7.1%, the smallest annual increase since December 2021. Details showed autos prices falling -1.3% MoM, with used cars seeing a steeper decline of -2.9% MoM. Owners’ equivalent rent and rent of primary residence ticked up to 0.68% and 0.77% MoM, respectively. Though rents increased after falling the previous month, we view this reading as positive as it provides supporting evidence that rents have likely peaked and are no longer accelerating sequentially, and thus the next phase will be deceleration, likely in early 2023. In addition, the November jobs report showed that the US labor market is still strong, with 263,000 jobs added and the unemployment rate remaining at 3.7%. The labor participation rate, which fell to 62.1%, is still lower than pre-pandemic levels. Average hourly earnings rose by 0.55% month to month, up by 5.1% a year ago. Treasuries sold off and the yield curve bear steepened after the meeting with the 10-year constant maturity Treasury yield rising 20 bps in aggregate over the month.
Elsewhere, the Bank of Japan surprised the markets by adjusting its yield curve control policy to allow the 10-year Japanese
Government Bond yield to float in a range of +/-50 bps from +/-25 bps. Against this backdrop, the Bloomberg Investment Grade
Credit Index tightened by 3 bps to 121 bps, resulting in a monthly excess return of 18 bps in December. From a total return perspective, the Index declined 0.43% for the month and 15.26% over 2022. In the primary market, issuance printed $6.1 billion in December ending the year with a total issuance of $1.4 trillion. This is about a 16% reduction from the primary market activity seen in 2021. In respect to earnings, for Q4 2022, the estimated earnings decline for the S&P 500
®
Index is -2.8%. If -2.8% is the
actual decline for the quarter, it will mark the first time the Index has reported a (year-over-year) earnings decline since Q3 2020 according to FactSet. Over the month the best performing sectors were Metals and Mining, Life Insurance, Basic Industry, Gaming
and Home Construction. The worst performing were Cable/Satellite, Restaurants, Pharmaceuticals, Media/Entertainment and

6 - Fund Commentary - December 31, 2022 - NVIT Bond Index Fund
Independent Energy. BBB rated bonds fared the best across the investment grade quality spectrum, while AA rated bonds fared the worst.
U.S. bonds, as represented by the Bloomberg
®
U.S. Aggregate Bond Index, decreased approximately -13.01% for the year ending
December 31, 2022. From a sector perspective, Treasuries, Mortgages, Consumer Non-Cyclicals, and Banking detracted over the period.
The Fund did not use derivatives and had no liquidity events that materially impact the performance for the reporting period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Jay Mauro and Karen Uyehara
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Bond Index Fund - December 31, 2022 - Fund Commentary - 7
Asset Allocation
1
U.S. Treasury Obligations 40.6%
Mortgage-Backed Securities 27.5%
Corporate Bonds 24.8%
Commercial Mortgage-Backed Securities 1.8%
Foreign Government Securities 1.5%
Repurchase Agreements 1.3%
Supranational 1.1%
U.S. Government Agency Securities 1.0%
Municipal Bonds 0.7%
Asset-Backed Securities 0.2%
Liabilities in excess of other assets (0.5)%
100.0%
Top Industries
2
Banks 4.9%
Capital Markets 1.7%
Oil, Gas & Consumable Fuels 1.6%
Electric Utilities 1.4%
Health Care Providers & Services 1.0%
Equity Real Estate Investment Trusts (REITs) 0.9%
Consumer Finance 0.9%
Pharmaceuticals 0.8%
Diversified Telecommunication Services 0.7%
Insurance 0.6%
Other Industries
#
85.5%
100.0%
Top Holdings
2
U.S. Treasury Notes, 2.38%, 8/15/2024 1.2%
U.S. Treasury Notes, 2.00%, 2/15/2025 0.9%
U.S. Treasury Notes, 1.50%, 10/31/2024 0.7%
U.S. Treasury Notes, 0.25%, 7/31/2025 0.7%
U.S. Treasury Notes, 1.50%, 9/30/2024 0.7%
FHLMC UMBS, 2.00%, 5/1/2051 0.5%
U.S. Treasury Notes, 2.25%, 3/31/2024 0.5%
U.S. Treasury Notes, 1.63%, 9/30/2026 0.5%
U.S. Treasury Notes, 0.38%, 11/30/2025 0.5%
U.S. Treasury Notes, 0.38%, 12/31/2025 0.5%
Other Holdings
#
93.3%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

8 - Fund Commentary - December 31, 2022 - NVIT Bond Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.39)% (0.36)% 0.77% 4/30/2014
Class Y (13.23)% (0.22)% 0.82% 4/19/2007
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.06%
Expense Ratios
Expense
Ratio
^
Class I 0.38%
Class Y 0.23%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Bond Index Fund - December 31, 2022 - Fund Commentary - 9
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Bond Index Fund versus performance of the
Bloomberg
®
U.S. Aggregate Bond Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance for of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - December 31, 2022 - NVIT International Index Fund
For the annual period ended December 31, 2022, the NVIT International Index Fund Class II returned -14.51% versus -14.45%
for its benchmark, the MSCI EAFE
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category,
Foreign Large Blend (consisting of 131 investments as of December 31, 2022), was -14.80% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
In the first quarter of 2022, as developed markets started recovering from the Omicron Variant, investors’ attention shifted to rising inflation rates, the spike in commodity prices, and the financial and economic implications of the Russian invasion of Ukraine.
Those concerns dampened investors’ sentiment and market performance over the quarter.
In response to a rising inflation rate, the European Central Bank (“ECB”) announced their plan to end bond purchasing by the end of September 2022. Annual inflation in the eurozone rose from 5.9% in February to 7.5% in March, fueled by increasing commodity prices. In the UK, the Bank of England (“BoE”) raised the interest rate by 0.5% over the quarter on top of an additional 0.15% raise in December. The UK equity market proved more resilient than its developed markets peers, supported by its exposure to Energy and Materials.
In Japan, the manufacturing sector continued to suffer from supply chain disruption and the semiconductor shortage. The Yen weakened and reached a six-year low against the U.S. Dollar in March.
In the second quarter, tiding inflation and recession fears weighed down developed markets’ performance. Global geopolitical tension intensified as the war in Ukraine continued with no sign of resolution. European countries were directly impacted by the reduction in gas supply from Russia and increased gas prices that peaked in the first half of June 2022 and drove inflation higher.
Germany announced its energy emergency plan to prioritize industrial users with the allocation of gas supply. Similarly, the UK unveiled its new measures to help households facing larger energy bills in the upcoming fall.
As a result of the ongoing elevated inflation, the BoE raised the UK base rate to 1.25% in June 2022, while the ECB indicated a first-rate hike would likely be in July 2022 along with an end to asset purchase plan early in the third quarter of 2022. In Japan, the
Yen weakened against the U.S. Dollar breaching the 130 level for the first time in the last two decades, as Bank of Japan (BoJ)
kept its accommodative monetary policy unchanged.
In the third quarter, developed equity markets came under downward pressure over the quarter as recession fears remained elevated. The central banks’ hawkish tone on bringing inflation rates down, despite inherent risk to the growth outlook, weighed down on both equity and bond markets over the quarter. The energy crisis in Europe intensified worries over supply and high costs.
In the Eurozone, a recession loomed amid the intensifying energy crisis. This increased geopolitical tension and weakened the
Euro, which dropped to parity with the U.S. Dollar for the first time since the 1980’s. Inflation continued to rise particularly in the form of high gas and electricity prices. The ECB hiked policy rates by 0.75% in September 2022 with an expectation to bring the rates to 2% by year end.
In the UK, BoE used further tightening to contain inflation, even though a recession was expected to start in the fourth quarter. UK markets reacted negatively to the fiscal policy announced by the newly formed government.
The Japanese Yen depreciated over the quarter as the BoJ kept the policy rate unchanged. The Ministry of Finance intervened in the currency markets for the first time since 1998, which weighed down on investor sentiment and pushed equities into negative territory.
In the fourth quarter, ongoing concerns about an economic recession, tighter monetary policy, and geopolitical tension remained elevated over the quarter. Developed markets posted strong positive gains over the quarter on the back of optimism that inflation rates across developed markets had already peaked, and central banks would slow down the pace of tightening; however, in
December 2022 central banks reiterated their plans to further tighten their monetary policy in their battle against high inflation rates.
In Europe, easing inflation pressures and the resolution of the fiscal and political turmoil in the UK supported the market performance during the quarter. BoE and the ECB raised interest rates over the quarter to 3.5% and 2.0%, respectively.
In Japan, companies reported strong earnings supported by weakened Yen against the U.S. Dollar. The BoJ surprised the market by loosening its yield curve control by 25 basis points as it dealt with the highest inflation in over 40 years.

NVIT International Index Fund - December 31, 2022 - Fund Commentary - 11
Over the year, from Global Industry Classification Standard* (GICS
®
) sector perspective, Energy (+28.12%), Financials (-4.56%), and Materials (-10.36%) were among the best performers. While Information Technology (-32.34%), Consumer Discretionary
(-22.27%), and Real Estate (20.81%) were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals and to manage day-to day cash flows generated from clients’ trades, dividends, interest, and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund had no liquidity events that materially impacted the performance during the reporting period..
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Paul Whitehead, Jennifer Hsui, CFA, and Amy Whitelaw
* The Global Industry Classification Standard (“GICS”) is an industry taxonomy developed in 1999 by MSCI and Standard &
Poor's for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries into which S&P has categorized all major public companies. To learn more, visit https://www.msci.com/
documents/1296102/11185224/GICS+Methodology+2020.pdf/9caadd09-790d-3d60-455b-2a1ed5d1e48c?t=1578405935658.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities, including mid-sized companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2022 - NVIT International Index Fund
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreements 0.8%
Futures Contracts
†
(0.0)%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Industries
2
Banks 9.7%
Pharmaceuticals 9.5%
Insurance 5.4%
Oil, Gas & Consumable Fuels 4.9%
Metals & Mining 3.7%
Food Products 3.3%
Chemicals 3.0%
Automobiles 3.0%
Textiles, Apparel & Luxury Goods 2.9%
Machinery 2.8%
Other Industries
#
51.8%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.2%
Novo Nordisk A/S Class B 1.6%
Roche Holding AG 1.5%
ASML Holding NV 1.5%
AstraZeneca plc 1.5%
Shell plc 1.4%
LVMH Moet Hennessy Louis Vuitton SE 1.4%
Novartis AG (Registered) 1.4%
TotalEnergies SE 1.1%
Toyota Motor Corp. 1.0%
Other Holdings
#
85.4%
100.0%
Top Countries
2
Japan 21.7%
United Kingdom 11.7%
France 10.9%
Australia 8.2%
Germany 8.0%
United States 6.5%
Switzerland 5.8%
Netherlands 5.3%
Sweden 3.0%
Denmark 2.9%
Other Countries
#
16.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT International Index Fund - December 31, 2022 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.29)% 1.40% 2.45% 4/30/2014
Class II (14.51)% 1.18% 4.12% 4/28/2006
Class VIII (14.60)% 0.99% 3.94% 4/28/2006
Class Y (14.14)% 1.55% 4.51% 4/28/2006
MSCI EAFE
®
Index (14.45)% 1.54% 4.67%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.43% 0.43%
Class II 0.65% 0.65%
Class VIII 0.83% 0.78%
Class Y 0.28% 0.28%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2022 - NVIT International Index Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT International Index Fund versus performance of the
MSCI EAFE
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Mid Cap Index Fund - December 31, 2022 - Fund Commentary - 15
For the annual period ended December 31, 2022, the NVIT Mid Cap Index Fund Class I returned -13.40% versus -13.06% for its benchmark, the S&P MidCap 400
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category,
Mid-Cap Blend (consisting of 77 investments as of December 31, 2022), was -13.68% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
In the first quarter, geopolitical tension after the Russian invasion of Ukraine fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices. On the other hand, economic data in the U.S. remained strong with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policy makers’ challenges. Investors were concerned that the Federal Reserve (“Fed”) may dampen growth in their efforts to get inflation under control.
Commodity prices spiked in the first quarter and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by
25 basis points (“bps”) and signaled hikes at all six remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
In the second quarter, concerns about high inflation, growth outlook and recession fears increased in the U.S. While the unemployment rate remained low and wage growth strong, consumer sentiment decreased as consumers struggled with higher prices and borrowing costs. The increase in expectation of an interest rate hike weighed down U.S. equity market valuations.
As the Fed continued to grapple with inflation, their messaging evolved over the quarter. Initially, Chairman Jerome Powell adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July remained unclear.
In the third quarter, the U.S. equity market rallied in July 2022 on the back of softened tone from the Fed signaling slower rate rise in 2023, however, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against a high inflation rate, the U.S. Congress passed a new bill that aims to reduce inflation by curbing the deficit.
U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the quarter highlighted the resilience of the U.S. economy. The Labor market added 315,000 payroll jobs across the economy, generating considerable household income gains.
In the fourth quarter, the U.S. equity market rallied over the quarter, despite tighter monetary policy. It posted positive returns in
October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in
December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in
December 2022.
After consecutive 75 bps interest rate hikes, the Fed raised the Federal funds rate by an additional 50 bps in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down.
Concerns regarding an economic recession and its magnitude remained elevated.
Over the year, from Global Industry Classification Standard* (GICS
®
) sector perspective, Energy (+36.73%), Utilities (-0.54%) and
Consumer Staples (-0.75%) were among the best performers. While Information Technology (-20.61%), Consumer Discretionary
(-21.04%), and Real Estate (-26.38%) were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest, and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund had no liquidity events that materially impacted the performance during the reporting period.
Subadviser:
BlackRock Investment Management, LLC

16 - Fund Commentary - December 31, 2022 - NVIT Mid Cap Index Fund
Portfolio Managers:
Paul Whitehead, Jennifer Hsui, CFA, Suzanne Henige, CFA, and Amy Whitelaw
* The Global Industry Classification Standard (“GICS”) is an industry taxonomy developed in 1999 by MSCI and Standard &
Poor's for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries into which S&P has categorized all major public companies. To learn more, visit https://www.msci.com/
documents/1296102/11185224/GICS+Methodology+2020.pdf/9caadd09-790d-3d60-455b-2a1ed5d1e48c?t=1578405935658.
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P
®
) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC. All rights reserved.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Mid Cap Index Fund - December 31, 2022 - Fund Commentary - 17
Asset Allocation
1
Common Stocks 99.0%
Repurchase Agreements 1.8%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 7.6%
Banks 7.1%
Machinery 4.6%
Insurance 4.0%
Health Care Equipment & Supplies 3.5%
Oil, Gas & Consumable Fuels 3.2%
Software 3.2%
Electronic Equipment, Instruments & Components 3.0%
Hotels, Restaurants & Leisure 2.8%
Specialty Retail 2.8%
Other Industries
#
58.2%
100.0%
Top Holdings
2
Fair Isaac Corp. 0.7%
First Horizon Corp. 0.6%
United Therapeutics Corp. 0.6%
Hubbell, Inc. 0.6%
RPM International, Inc. 0.6%
Carlisle Cos., Inc. 0.6%
Reliance Steel & Aluminum Co. 0.6%
AECOM 0.6%
Toro Co. (The) 0.6%
Neurocrine Biosciences, Inc. 0.5%
Other Holdings
#
94.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

18 - Fund Commentary - December 31, 2022 - NVIT Mid Cap Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.40)% 6.27% 10.35% 10/31/1997
Class II (13.55)% 6.05% 10.12% 5/6/2002
Class Y (13.27)% 6.43% 10.52% 4/28/2006
S&P MidCap 400
®
Index (13.06)% 6.71% 10.78%
Expense Ratios
Expense
Ratio
^
Class I 0.40%
Class II 0.60%
Class Y 0.25%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Mid Cap Index Fund - December 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Mid Cap Index Fund versus performance of the S&P
MidCap 400
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2022 - NVIT S&P 500 Index Fund
For the annual period ended December 31, 2022, the NVIT S&P 500 Index Fund Class IV returned -18.32% versus -18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Large
Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
In the first quarter, geopolitical tension after the Russian invasion of Ukraine fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices. On the other hand, economic data in the U.S. remained strong with robust employment numbers and corporate earnings results. This data provided comfort to investors but added to U.S. policy makers’ challenges.
Investors were concerned that the Federal Reserve (“Fed”) may dampen growth in their efforts to get inflation under control.
Commodity prices spiked in the first quarter and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by
25 basis points (“bps”) and signaled hikes at all six remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
In the second quarter, concerns about high inflation, the growth outlook and recession fears increased in the U.S. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increased expectation of an interest rate hike weighed down U.S. equity market valuations.
As the Fed continued to grapple with inflation, their messaging evolved over the quarter. Initially, Chairman Jerome Powell adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July remained unclear.
In the third quarter, the U.S. equity market rallied in July 2022 on the back of a softened tone from the Fed signaling a slower rate rise in 2023; however, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against high inflation rate, the U.S. Congress passed a new bill which aims to reduce inflation by curbing the deficit.
U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the quarter highlighted the resilience of the U.S. economy. The Labor market added 315,000 payroll jobs across the economy generating considerable household income gains.
In the fourth quarter, the U.S. equity market rallied over the quarter, despite tighter monetary policy. It posted positive returns in
October and November 2022, while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.
After consecutive 75 bps interest rate hikes, the Fed raised the Federal funds rate by an additional 50 bps in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down.
Concerns regarding an economic recession, and its magnitude remained elevated.
Over the year, from Global Industry Classification Standard* (GICS
®
) sector perspective, Energy (+65.68%), Utilities (+1.77%) and
Consumer Staples (-0.62%) were among the best performers. While Information Technology (-28.20%), Consumer Discretionary
(-37.00%), and Communication Services (-39.89%) were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest, and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund had no liquidity events that materially impacted the performance during the reporting period.
Subadviser:
BlackRock Investment Management, LLC

NVIT S&P 500 Index Fund - December 31, 2022 - Fund Commentary - 21
Portfolio Managers:
Paul Whitehead, Jennifer Hsui, CFA, and Amy Whitelaw
* The Global Industry Classification Standard (“GICS”) is an industry taxonomy developed in 1999 by MSCI and Standard &
Poor's for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries into which S&P has categorized all major public companies. To learn more, visit https://www.msci.com/
documents/1296102/11185224/GICS+Methodology+2020.pdf/9caadd09-790d-3d60-455b-2a1ed5d1e48c?t=1578405935658.
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P
®
) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC. All rights reserved.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.6%
Repurchase Agreement
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.4%
100.0%
Top Industries
2
Software 8.4%
Technology Hardware, Storage & Peripherals 6.3%
Semiconductors & Semiconductor Equipment 5.1%
Pharmaceuticals 4.9%
Oil, Gas & Consumable Fuels 4.8%
IT Services 4.5%
Interactive Media & Services 4.0%
Banks 3.8%
Health Care Providers & Services 3.7%
Capital Markets 3.1%
Other Industries
#
51.4%
100.0%
Top Holdings
2
Apple, Inc. 6.0%
Microsoft Corp. 5.6%
Amazon.com, Inc. 2.3%
Berkshire Hathaway, Inc., Class B 1.7%
Alphabet, Inc., Class A 1.6%
UnitedHealth Group, Inc. 1.5%
Alphabet, Inc., Class C 1.5%
Johnson & Johnson 1.4%
Exxon Mobil Corp. 1.4%
JPMorgan Chase & Co. 1.2%
Other Holdings
#
75.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

22 - Fund Commentary - December 31, 2022 - NVIT S&P 500 Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (18.31)% 9.17% 11.46% 5/1/2013
Class II (18.56)% 8.88% 11.17% 5/1/2013
Class IV (18.32)% 9.15% 12.27% 2/7/2000
Class Y (18.20)% 9.27% 12.39% 4/28/2006
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.31% 0.24%
Class II 0.56% 0.49%
Class IV 0.26% 0.26%
Class Y 0.16% 0.16%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT S&P 500 Index Fund - December 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class IV shares of the NVIT S&P 500 Index Fund versus performance of the
S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the
Market Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2022 - NVIT Small Cap Index Fund
For the annual period ended December 31, 2022, the NVIT Small Cap Index Fund Class II Fund returned -20.72% versus -20.44%
for its benchmark, the Russell 2000
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category,
Small Blend (consisting of 134 investments as of December 31, 2022), was -18.10% for the same period. Performance for the
Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
In the first quarter, geopolitical tension after the Russian invasion of Ukraine fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices. On the other hand, economic data in the U.S. remained strong with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policy makers challenges. Investors were concerned that the US Federal Reserve may dampen growth in their efforts to get inflation under control.
Commodity prices spiked in the first quarter and pushed expectations for a higher inflation rate. The Federal Reserve (“Fed”) hiked the interest rate by 25 basis points (“bps”) and signaled hikes at all six-remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
In the second quarter, concerns about high inflation, growth outlook and recession fears increased in the U.S. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increased expectation of an interest rate hike weighed down U.S. equity market valuations.
As the Fed continued to grapple with inflation, their messaging evolved over the quarter. Initially, Chairman Jerome Powell adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July remained unclear.
In the third quarter, the U.S. equity market rallied in July 2022 on the back of softened tone from the Fed signaling a slower rate rise in 2023; however, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against high inflation rate, the U.S. congress passed a new bill which aims to reduce inflation by curbing the deficit.
U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the quarter highlighted the resilience of the U.S. economy. The Labor market added 315,000 payroll jobs across the economy, generating considerable household income gains.
In the fourth quarter, the U.S. equity market rallied over the quarter, despite tighter monetary policy. It posted positive returns in
October and November 2022, while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.
After consecutive 75 bps interest rate hikes, the Fed raised the Federal funds rate by an additional 50 bps in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down.
Concerns regarding an economic recession, and its magnitude remained elevated.
Over the year, from Global Industry Classification Standard* (GICS
®
) sector perspective, Energy (+52.88%), Utilities (-1.25%), and
Consumer Staples (-9.09%) were among the best performers. While Consumer discretionary (-30.33%), Information Technology
(-32.88%), and Communication Services (-40.54%) were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest, and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund had no liquidity events that materially impacted the performance during the period.
Subadviser:
BlackRock Investment Management, LLC

NVIT Small Cap Index Fund - December 31, 2022 - Fund Commentary - 25
Portfolio Managers:
Paul Whitehead, Jennifer Hsui, CFA, and Amy Whitelaw
* The Global Industry Classification Standard (“GICS”) is an industry taxonomy developed in 1999 by MSCI and Standard &
Poor's for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries into which S&P has categorized all major public companies. To learn more, visit https://www.msci.com/
documents/1296102/11185224/GICS+Methodology+2020.pdf/9caadd09-790d-3d60-455b-2a1ed5d1e48c?t=1578405935658.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.5%
Repurchase Agreements 5.0%
Rights
†
0.0%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (3.5)%
100.0%
Top Industries
2
Banks 9.5%
Biotechnology 7.0%
Equity Real Estate Investment Trusts (REITs) 5.5%
Software 4.4%
Oil, Gas & Consumable Fuels 4.4%
Machinery 3.7%
Health Care Equipment & Supplies 3.6%
Health Care Providers & Services 2.6%
Semiconductors & Semiconductor Equipment 2.4%
Specialty Retail 2.3%
Other Industries
#
54.6%
100.0%
Top Holdings
2
Halozyme Therapeutics, Inc. 0.3%
Shockwave Medical, Inc. 0.3%
Inspire Medical Systems, Inc. 0.3%
EMCOR Group, Inc. 0.3%
Crocs, Inc. 0.3%
Matador Resources Co. 0.3%
Iridium Communications, Inc. 0.3%
Murphy Oil Corp. 0.3%
Agree Realty Corp. 0.3%
Texas Roadhouse, Inc. 0.3%
Other Holdings
#
97.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

26 - Fund Commentary - December 31, 2022 - NVIT Small Cap Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (20.72)% 3.66% 7.88% 5/1/2013
Class Y (20.46)% 3.99% 8.91% 4/13/2007
Russell 2000
®
Index (20.44)% 4.13% 9.01%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 0.67% 0.60%
Class Y 0.27% 0.27%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Small Cap Index Fund - December 31, 2022 - Fund Commentary - 27
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Small Cap Index Fund versus performance of the
Russell 2000
®
Index from inception through 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the
Market Index Definition page at the back of this book.

28 - Shareholder Expense Example - December 31, 2022 - Index Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Bond Index Fund
Class I Shares
Actual
(b)
1,000.00 966.50 1.93 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
Class Y Shares
Actual
(b)
1,000.00 967.00 1.19 0.24
Hypothetical
(b)(c)
1,000.00 1,024.00 1.22 0.24
NVIT International Index Fund
Class I Shares
Actual
(b)
1,000.00 1,060.70 2.44 0.47
Hypothetical
(b)(c)
1,000.00 1,022.84 2.40 0.47
Class II Shares
Actual
(b)
1,000.00 1,058.50 3.74 0.72
Hypothetical
(b)(c)
1,000.00 1,021.58 3.67 0.72
Class VIII Shares
Actual
(b)
1,000.00 1,057.70 4.25 0.82
Hypothetical
(b)(c)
1,000.00 1,021.07 4.18 0.82
Class Y Shares
Actual
(b)
1,000.00 1,060.90 1.66 0.32
Hypothetical
(b)(c)
1,000.00 1,023.59 1.63 0.32

Index Funds - December 31, 2022 - Shareholder Expense Example - 29
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Mid Cap Index Fund
Class I Shares
Actual
(b)
1,000.00 1,078.90 2.10 0.40
Hypothetical
(b)(c)
1,000.00 1,023.19 2.04 0.40
Class II Shares
Actual
(b)
1,000.00 1,077.50 3.14 0.60
Hypothetical
(b)(c)
1,000.00 1,022.18 3.06 0.60
Class Y Shares
Actual
(b)
1,000.00 1,079.50 1.31 0.25
Hypothetical
(b)(c)
1,000.00 1,023.95 1.28 0.25
NVIT S&P 500 Index Fund
Class I Shares
Actual
(b)
1,000.00 1,021.60 1.27 0.25
Hypothetical
(b)(c)
1,000.00 1,023.95 1.28 0.25
Class II Shares
Actual
(b)
1,000.00 1,019.90 2.60 0.51
Hypothetical
(b)(c)
1,000.00 1,022.63 2.60 0.51
Class IV Shares
Actual
(b)
1,000.00 1,021.90 1.43 0.28
Hypothetical
(b)(c)
1,000.00 1,023.79 1.43 0.28
Class Y Shares
Actual
(b)
1,000.00 1,022.50 0.87 0.17
Hypothetical
(b)(c)
1,000.00 1,024.35 0.87 0.17
NVIT Small Cap Index Fund
Class II Shares
Actual
(b)
1,000.00 1,038.90 3.13 0.61
Hypothetical
(b)(c)
1,000.00 1,022.13 3.11 0.61
Class Y Shares
Actual
(b)
1,000.00 1,040.00 1.44 0.28
Hypothetical
(b)(c)
1,000.00 1,023.79 1.43 0.28
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

30 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Asset-Backed Securities 0.2%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust
Series 2012-1, Class A,
4.15%, 4/11/2024 186,348 180,472
Series 2013-1, Class A,
4.30%, 8/15/2025 301,554 280,509
Series 2020-1, Class A,
5.88%, 10/15/2027 284,538 280,539
741,520
Automobiles 0.1%
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 831,114 803,415
Series 2021-1, Class A4,
0.53%, 10/15/2026 510,000 466,593
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 366,055 363,595
1,633,603
Credit Card 0.1%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 1,500,000 1,456,423
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 100,000 94,261
1,550,684
Other 0.0%
†
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 485,655
Total Asset-Backed Securities
(cost $4,577,196)
4,411,462
Commercial Mortgage-Backed Securities 1.8%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,287,922
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 951,577
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,708,017
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,244,870
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,424,876
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 549,021
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,405,536
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,560,403
Commercial Mortgage Trust
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,465,960
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,456,219
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 951,923
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 958,007
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,164,975
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,366,596
Series K115, Class A2,
1.38%, 6/25/2030 960,000 770,071
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,609,823
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,289,638
FNMA ACES REMICS, Series
2013-M6, Class 1AC,
3.35%, 2/25/2043(a) 122,597 114,567
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,422,340
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 950,843
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,057,928
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,423,130
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,428,260
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,388,472
Total Commercial Mortgage-Backed
Securities
(cost $38,469,001) 33,950,974
Corporate Bonds 24.8%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
1.43%, 2/4/2024 250,000 239,577
4.88%, 5/1/2025 300,000 297,703
2.20%, 2/4/2026 550,000 499,710
2.25%, 6/15/2026 500,000 450,097

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
5.04%, 5/1/2027(b) 500,000 494,489
3.20%, 3/1/2029 500,000 438,445
2.95%, 2/1/2030(b) 85,000 71,988
5.15%, 5/1/2030(b) 800,000 780,511
3.25%, 2/1/2035 100,000 76,050
5.71%, 5/1/2040 350,000 333,747
3.75%, 2/1/2050 200,000 137,312
5.81%, 5/1/2050 500,000 463,588
5.93%, 5/1/2060 160,000 145,751
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 39,953
2.63%, 11/15/2027 300,000 272,541
3.63%, 4/1/2030(b) 200,000 185,866
2.25%, 6/1/2031 30,000 25,094
2.85%, 6/1/2041 50,000 36,975
4.25%, 4/1/2050(b) 200,000 177,405
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 200,000 181,519
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024 257,000 252,829
2.90%, 12/15/2029 100,000 85,300
1.80%, 1/15/2031 185,000 141,976
4.85%, 4/27/2035 90,000 83,860
Leidos, Inc. ,
3.63%, 5/15/2025(b) 100,000 96,027
Lockheed Martin Corp. ,
3.55%, 1/15/2026 126,000 122,396
3.90%, 6/15/2032(b) 50,000 47,115
5.25%, 1/15/2033(b) 25,000 25,776
3.60%, 3/1/2035 110,000 97,633
4.07%, 12/15/2042 393,000 339,971
4.70%, 5/15/2046 250,000 230,980
4.15%, 6/15/2053 100,000 84,814
5.70%, 11/15/2054 25,000 26,194
4.30%, 6/15/2062 100,000 84,002
Northrop Grumman Corp. ,
2.93%, 1/15/2025 500,000 479,500
4.75%, 6/1/2043 250,000 230,964
4.03%, 10/15/2047 400,000 331,473
Raytheon Technologies Corp. ,
3.95%, 8/16/2025 200,000 195,388
1.90%, 9/1/2031(b) 50,000 39,255
2.38%, 3/15/2032 185,000 149,816
4.70%, 12/15/2041 50,000 45,062
4.50%, 6/1/2042 700,000 629,523
3.75%, 11/1/2046 100,000 77,181
4.63%, 11/16/2048 400,000 360,428
3.03%, 3/15/2052 195,000 132,200
Textron, Inc. ,
4.30%, 3/1/2024 250,000 246,586
9,984,570
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.10%, 8/5/2029(b) 100,000 88,246
3.90%, 2/1/2035 380,000 323,060
4.55%, 4/1/2046 500,000 405,634
5.25%, 5/15/2050(b) 200,000 182,098
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics
United Parcel Service, Inc. ,
3.05%, 11/15/2027 100,000 93,889
6.20%, 1/15/2038 295,000 326,145
3.40%, 9/1/2049 320,000 247,070
5.30%, 4/1/2050(b) 150,000 155,640
1,821,782
Airlines 0.0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 300,000 241,419
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 271,526
2.63%, 2/10/2030 50,000 41,486
554,431
Auto Components 0.0%
†
Aptiv plc ,
3.25%, 3/1/2032(b) 110,000 89,976
5.40%, 3/15/2049(b) 150,000 127,241
3.10%, 12/1/2051 50,000 29,549
4.15%, 5/1/2052 100,000 71,952
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 129,329
2.65%, 7/1/2027(b) 55,000 48,926
Lear Corp. ,
2.60%, 1/15/2032 50,000 37,618
5.25%, 5/15/2049 150,000 122,812
657,403
Automobiles 0.1%
General Motors Co. ,
6.13%, 10/1/2025 400,000 407,084
4.20%, 10/1/2027 250,000 235,082
6.80%, 10/1/2027 100,000 103,798
5.40%, 10/15/2029(b) 60,000 57,258
5.60%, 10/15/2032(b) 90,000 83,610
5.15%, 4/1/2038 250,000 215,670
5.20%, 4/1/2045 250,000 203,193
5.40%, 4/1/2048(b) 200,000 163,465
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 100,000 85,667
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031(b) 250,000 308,199
1,863,026
Banks 4.9%
Banco Santander SA ,
2.75%, 5/28/2025 200,000 187,178
5.18%, 11/19/2025 200,000 196,736
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(b)(c) 200,000 170,833
3.80%, 2/23/2028 600,000 544,111

32 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(c) 200,000 185,503
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.22%, 11/22/2032(b)(c) 200,000 151,021
Bank of America Corp. ,
4.00%, 4/1/2024(b) 350,000 345,587
(SOFR + 0.67%), 1.84%,
2/4/2025(c) 85,000 81,496
Series L, 3.95%, 4/21/2025 310,000 301,694
(SOFR + 0.69%), 0.98%,
4/22/2025(c) 300,000 281,266
(SOFR + 1.11%), 3.84%,
4/25/2025(c) 280,000 273,371
3.88%, 8/1/2025(b) 250,000 243,348
(SOFR + 0.65%), 1.53%,
12/6/2025(c) 400,000 368,920
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 300,000 278,466
4.45%, 3/3/2026(b) 125,000 122,483
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 400,000 382,016
3.50%, 4/19/2026 290,000 276,759
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 500,000 450,248
(SOFR + 1.75%), 4.83%,
7/22/2026(b)(c) 235,000 232,254
4.25%, 10/22/2026 435,000 420,188
(SOFR + 1.01%), 1.20%,
10/24/2026(b)(c) 200,000 177,806
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(c) 700,000 655,809
(SOFR + 0.96%), 1.73%,
7/22/2027(c) 850,000 744,699
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 466,558
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 280,000 248,692
(SOFR + 1.58%), 4.38%,
4/27/2028(c) 260,000 248,644
(SOFR + 2.04%), 4.95%,
7/22/2028(c) 250,000 244,165
(SOFR + 1.99%), 6.20%,
11/10/2028(c) 70,000 72,273
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 1,000,000 905,529
(SOFR + 1.06%), 2.09%,
6/14/2029(b)(c) 100,000 84,149
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 200,000 167,315
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(c) 200,000 162,558
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 488,662
(SOFR + 1.37%), 1.92%,
10/24/2031(b)(c) 400,000 305,555
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 630,000 504,242
(SOFR + 1.22%), 2.30%,
7/21/2032(c) 100,000 77,011
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 280,000 219,297
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 350,000 281,967
(SOFR + 1.83%), 4.57%,
4/27/2033(b)(c) 290,000 265,264
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(c) 265,000 251,589
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(c) 300,000 220,428
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(c) 250,000 212,379
7.75%, 5/14/2038 200,000 232,486
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 201,810
5.88%, 2/7/2042 250,000 254,745
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 300,000 219,941
5.00%, 1/21/2044 350,000 321,787
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(c) 300,000 253,000
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 300,000 246,057
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 600,000 469,535
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 36,782
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 50,000 31,231
Bank of Montreal ,
2.15%, 3/8/2024 100,000 96,746
0.63%, 7/9/2024 300,000 280,362
1.85%, 5/1/2025 500,000 467,052
1.25%, 9/15/2026(b) 300,000 262,130
2.65%, 3/8/2027 100,000 91,330
Bank of Nova Scotia (The) ,
0.65%, 7/31/2024(b) 80,000 74,581
5.25%, 12/6/2024 20,000 20,037
1.45%, 1/10/2025 50,000 46,501
3.45%, 4/11/2025 90,000 86,611
1.05%, 3/2/2026 250,000 221,055

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The),
1.35%, 6/24/2026(b) 300,000 265,986
1.30%, 9/15/2026 200,000 174,697
1.95%, 2/2/2027(b) 50,000 44,510
2.15%, 8/1/2031(b) 300,000 237,697
2.45%, 2/2/2032 50,000 40,214
Barclays plc ,
5.20%, 5/12/2026(b) 500,000 486,248
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
5.30%, 8/9/2026(c) 200,000 198,505
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.05%),
7.32%, 11/2/2026(b)(c) 200,000 207,159
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(c) 400,000 345,751
4.34%, 1/10/2028 200,000 185,825
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(c) 200 ,000 193,707
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c) 200,000 208,466
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b)(c) 400,000 375,652
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 184,212
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(b)(c) 200,000 209,560
5.25%, 8/17/2045(b) 205,000 183,172
4.95%, 1/10/2047(b) 200,000 170,233
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024(b) 200,000 186,522
3.95%, 8/4/2025(b) 60,000 58,601
1.25%, 6/22/2026(b) 200,000 175,564
Citigroup, Inc. ,
3.75%, 6/16/2024(b) 500,000 491,280
3.30%, 4/27/2025(b) 560,000 542,227
(SOFR + 1.37%), 4.14%,
5/24/2025(c) 105,000 102,967
(SOFR + 0.69%), 2.01%,
1/25/2026(c) 145,000 134,381
4.60%, 3/9/2026 350,000 343,777
(SOFR + 1.53%), 3.29%,
3/17/2026(c) 90,000 85,550
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 400,000 378,633
3.40%, 5/1/2026(b) 500,000 473,906
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.55%), 5.61%,
9/29/2026(c) 230,000 230,984
(SOFR + 0.77%), 1.46%,
6/9/2027(b)(c) 285,000 247,211
4.45%, 9/29/2027 500,000 476,704
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 500,000 467,234
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 400,000 360,611
(SOFR + 1.89%), 4.66%,
5/24/2028(c) 70,000 67,743
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b)(c) 700,000 638,677
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 500,000 450,943
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 168,165
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 100,000 82,018
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 300,000 275,489
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 242,637
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 193,419
6.63%, 6/15/2032(b) 333,000 350,668
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 450,000 363,157
(SOFR + 1.94%), 3.79%,
3/17/2033(c) 90,000 76,976
(SOFR + 2.09%), 4.91%,
5/24/2033(b)(c) 35,000 32,775
(SOFR + 2.34%), 6.27%,
11/17/2033(c) 200,000 206,328
8.13%, 7/15/2039 350,000 430,144
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 300,000 285,993
6.68%, 9/13/2043(b) 150,000 160,307
4.65%, 7/23/2048(b) 200,000 172,005
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 138,156
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 40,000 37,179
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 234,108
Cooperatieve Rabobank UA ,
1.38%, 1/10/2025(b) 250,000 233,367
3.38%, 5/21/2025 250,000 242,171
5.25%, 5/24/2041(b) 175,000 175,114
5.25%, 8/4/2045(b) 250,000 224,158
Discover Bank ,
2.45%, 9/12/2024 300,000 283,767

34 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp ,
3.65%, 1/25/2024(b) 500,000 492,439
(SOFR + 1.36%), 4.06%,
4/25/2028(b)(c) 40,000 37,925
(SOFR + 2.19%), 6.36%,
10/27/2028(c) 60,000 61,734
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(c) 60,000 57,224
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 40,000 36,546
Fifth Third Bank NA ,
3.95%, 7/28/2025 200,000 196,301
3.85%, 3/15/2026 300,000 285,962
2.25%, 2/1/2027(b) 295,000 265,566
HSBC Holdings plc ,
4.25%, 3/14/2024(b) 500,000 491,125
(SOFR + 1.43%), 3.00%,
3/10/2026(c) 200,000 187,975
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 1,200,000 1,083,135
(SOFR + 3.03%), 7.34%,
11/3/2026(c) 300,000 312,022
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 200,000 173,209
(SOFR + 2.11%), 4.75%,
6/9/2028(c) 200,000 189,042
(SOFR + 3.35%), 7.39%,
11/3/2028(b)(c) 215,000 225,954
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 161,436
4.95%, 3/31/2030(b) 200,000 190,740
(SOFR + 1.19%), 2.80%,
5/24/2032(b)(c) 220,000 170,209
(SOFR + 2.53%), 4.76%,
3/29/2033(b)(c) 200,000 173,332
(SOFR + 4.25%), 8.11%,
11/3/2033(c) 300,000 317,424
6.50%, 5/2/2036(b) 400,000 391,289
6.50%, 9/15/2037 400,000 384,840
6.80%, 6/1/2038 200,000 198,501
5.25%, 3/14/2044(b) 250,000 210,580
HSBC USA, Inc. ,
3.75%, 5/24/2024 200,000 196,092
3.50%, 6/23/2024 500,000 487,432
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(c) 30,000 28,576
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c) 250,000 179,787
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(c) 250,000 241,217
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV ,
4.55%, 10/2/2028(b) 200,000 190,906
JPMorgan Chase & Co. ,
3.88%, 9/10/2024 1,000,000 978,869
3.13%, 1/23/2025 500,000 482,558
(SOFR + 0.54%), 0.82%,
6/1/2025(c) 190,000 177,108
(SOFR + 0.98%), 3.85%,
6/14/2025(c) 200,000 195,544
(CME Term SOFR 3
Month + 0.58%), 0.97%,
6/23/2025(c) 400,000 372,868
(SOFR + 0.49%), 0.77%,
8/9/2025(c) 500,000 461,473
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 235,588
(SOFR + 0.61%), 1.56%,
12/10/2025(b)(c) 200,000 185,165
(SOFR + 1.07%), 5.55%,
12/15/2025(c) 300,000 300,005
(SOFR + 0.92%), 2.59%,
2/24/2026(c) 90,000 84,614
(CME Term SOFR 3
Month + 1.59%), 2.00%,
3/13/2026(c) 300,000 277,667
3.30%, 4/1/2026(b) 500,000 473,967
(SOFR + 1.32%), 4.08%,
4/26/2026(c) 355,000 344,677
2.95%, 10/1/2026(b) 1,000,000 932,625
8.00%, 4/29/2027 290,000 322,821
(SOFR + 0.77%), 1.47%,
9/22/2027(c) 200,000 173,153
4.25%, 10/1/2027 500,000 481,752
(SOFR + 1.17%), 2.95%,
2/24/2028(c) 85,000 76,891
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 360,000 343,795
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(c) 500,000 460,108
(SOFR + 1.99%), 4.85%,
7/25/2028(b)(c) 180,000 175,461
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(c) 600,000 555,082
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 500,000 417,594
(SOFR + 1.75%), 4.57%,
6/14/2030(c) 200,000 188,173
(SOFR + 2.04%), 2.52%,
4/22/2031(b)(c) 400,000 327,315
(SOFR + 1.25%), 2.58%,
4/22/2032(b)(c) 75,000 60,078
(SOFR + 1.18%), 2.54%,
11/8/2032(c) 510,000 403,120
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 130,000 105,807
(SOFR + 1.80%), 4.59%,
4/26/2033(c) 35,000 32,402

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 2.08%), 4.91%,
7/25/2033(b)(c) 90,000 85,691
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 270,000 263,534
5.60%, 7/15/2041 400,000 399,850
(SOFR + 1.51%), 2.53%,
11/19/2041(c) 300,000 196,134
5.40%, 1/6/2042 500,000 490,195
4.85%, 2/1/2044 500,000 455,611
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 750,000 613,310
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 250,000 195,000
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 393,111
(SOFR + 1.58%), 3.33%,
4/22/2052(c) 200,000 135,163
KeyBank NA ,
5.85%, 11/15/2027(b) 250,000 258,045
6.95%, 2/1/2028 225,000 237,071
KeyCorp ,
2.25%, 4/6/2027(b) 50,000 44,257
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(b)
(c) 105,000 99,140
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 474,275
Kreditanstalt fuer
Wiederaufbau ,
2.63%, 2/28/2024(b) 2,500,000 2,438,455
0.63%, 1/22/2026 850,000 761,168
2.88%, 4/3/2028(b) 1,000,000 940,230
0.00%, 6/29/2037(b)(d) 750,000 410,355
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 914,705
Lloyds Banking Group plc ,
4.50%, 11/4/2024(b) 205,000 200,052
4.58%, 12/10/2025(b) 350,000 338,904
4.65%, 3/24/2026 200,000 191,506
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(c) 200,000 184,622
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 500,000 449,648
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(c) 200,000 211,700
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(c) 300,000 194,539
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(c) 40,000 38,959
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
4.79%, 7/18/2025(b)(c) 240,000 237,608
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.95%, 7/19/2025(c) 200,000 185,833
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.45%),
0.96%, 10/11/2025(c) 200,000 183,890
3.85%, 3/1/2026 750,000 717,540
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 173,388
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(b)(c) 200,000 173,213
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(c) 200,000 176,037
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(c) 300,000 292,838
3.74%, 3/7/2029 600,000 552,918
3.20%, 7/18/2029 500,000 436,585
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 200,000 159,205
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(c) 300,000 286,447
Mizuho Financial Group, Inc. ,
(SOFR + 1.36%), 2.55%,
9/13/2025(b)(c) 455,000 429,452
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(b)(c) 200,000 174,229
3.17%, 9/11/2027(b) 250,000 227,024

36 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc.,
(SOFR + 1.77%), 2.20%,
7/10/2031(c) 400,000 312,230
2.56%, 9/13/2031 200,000 152,403
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 690,725
National Bank of Canada ,
0.75%, 8/6/2024 250,000 232,497
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.85%),
7.47%, 11/10/2026(b)(c) 300,000 312,180
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(c) 200,000 173,092
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(b)(c) 200,000 178,730
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 471,016
Oesterreichische Kontrollbank
AG ,
1.50%, 2/12/2025 1,000,000 939,950
PNC Bank NA ,
2.95%, 2/23/2025 500,000 480,482
3.88%, 4/10/2025 500,000 486,277
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026 100,000 87,777
(SOFR + 1.62%), 5.35%,
12/2/2028(b)(c) 135,000 136,063
2.55%, 1/22/2030(b) 500,000 424,193
(SOFR + 0.98%), 2.31%,
4/23/2032(c) 200,000 161,788
Regions Financial Corp. ,
2.25%, 5/18/2025(b) 400,000 373,804
1.80%, 8/12/2028(b) 200,000 169,669
Royal Bank of Canada ,
2.55%, 7/16/2024 350,000 337,669
3.97%, 7/26/2024 90,000 88,691
0.65%, 7/29/2024(b) 400,000 373,371
0.75%, 10/7/2024(b) 300,000 278,940
5.66%, 10/25/2024(b) 40,000 40,458
2.25%, 11/1/2024(b) 500,000 476,621
3.38%, 4/14/2025 40,000 38,653
1.20%, 4/27/2026(b) 100,000 88,913
1.15%, 7/14/2026(b) 200,000 176,104
1.40%, 11/2/2026(b) 300,000 263,200
2.05%, 1/21/2027 200,000 180,627
3.63%, 5/4/2027 40,000 38,016
4.24%, 8/3/2027 90,000 87,666
6.00%, 11/1/2027(b) 40,000 41,698
2.30%, 11/3/2031(b) 200,000 160,861
3.88%, 5/4/2032(b) 40,000 36,423
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024(b) 500,000 485,759
(SOFR + 2.33%), 5.81%,
9/9/2026(c) 40,000 39,698
3.24%, 10/5/2026(b) 300,000 278,420
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(c) 125,000 107,248
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 440,442
(SOFR + 1.22%), 2.47%,
1/11/2028(b)(c) 200,000 170,792
Santander UK plc ,
4.00%, 3/13/2024 500,000 492,074
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 500,000 475,275
3.78%, 3/9/2026 450,000 432,838
1.40%, 9/17/2026 200,000 174,164
3.35%, 10/18/2027(b) 500,000 459,051
1.90%, 9/17/2028 200,000 164,803
3.20%, 9/17/2029 500,000 429,278
2.93%, 9/17/2041(b) 300,000 201,730
SVB Financial Group ,
1.80%, 10/28/2026 300,000 262,500
(United States SOFR
Compounded Index
+ 1.71%), 4.34%,
4/29/2028(b)(c) 140,000 132,389
(United States SOFR
Compounded Index
+ 1.97%), 4.57%,
4/29/2033(b)(c) 140,000 123,870
Toronto-Dominion Bank (The) ,
0.55%, 3/4/2024(b) 250,000 237,418
2.35%, 3/8/2024(b) 100,000 97,008
3.25%, 3/11/2024(b) 500,000 489,482
0.70%, 9/10/2024 100,000 93,064
4.29%, 9/13/2024(b) 90,000 88,945
1.25%, 12/13/2024(b) 200,000 186,094
1.45%, 1/10/2025 100,000 93,118
3.77%, 6/6/2025(b) 100,000 97,045
0.75%, 1/6/2026(b) 200,000 176,845
1.20%, 6/3/2026(b) 200,000 176,354
1.25%, 9/10/2026 100,000 87,441
1.95%, 1/12/2027(b) 100,000 89,102
2.80%, 3/10/2027(b) 100,000 91,710
4.11%, 6/8/2027 100,000 96,665
4.69%, 9/15/2027(b) 90,000 88,971
2.00%, 9/10/2031 100,000 78,739
2.45%, 1/12/2032 100,000 80,994
3.20%, 3/10/2032(b) 100,000 86,097
4.46%, 6/8/2032(b) 55,000 52,424
Truist Bank ,
2.15%, 12/6/2024 400,000 380,276
3.63%, 9/16/2025 250,000 240,056

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Bank,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(c) 250,000 233,797
Truist Financial Corp. ,
2.85%, 10/26/2024(b) 250,000 241,066
4.00%, 5/1/2025(b) 500,000 488,745
(SOFR + 1.46%), 4.26%,
7/28/2026(c) 90,000 88,430
(SOFR + 1.63%), 5.90%,
10/28/2026(c) 100,000 102,230
1.13%, 8/3/2027(b) 300,000 252,898
(SOFR + 1.37%), 4.12%,
6/6/2028(c) 65,000 62,210
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(c) 300,000 251,110
(SOFR + 2.24%), 4.92%,
7/28/2033(b)(c) 90,000 84,419
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(c) 100,000 105,210
US Bancorp ,
(SOFR + 0.73%), 2.22%,
1/27/2028(c) 100,000 89,886
3.90%, 4/26/2028(b) 500,000 479,506
(SOFR + 1.66%), 4.55%,
7/22/2028(c) 105,000 102,544
(SOFR + 1.02%), 2.68%,
1/27/2033(c) 100,000 82,190
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(c) 115,000 109,110
US Bank NA ,
2.80%, 1/27/2025 1,000,000 963,452
Wells Fargo & Co. ,
3.75%, 1/24/2024 1,500,000 1,479,618
3.00%, 2/19/2025 825,000 790,281
3.00%, 4/22/2026 500,000 467,655
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 800,000 777,526
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 400,000 372,263
(SOFR + 1.56%), 4.54%,
8/15/2026(c) 70,000 68,597
4.30%, 7/22/2027 200,000 192,466
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 200,000 185,200
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 800,000 706,071
(SOFR + 1.98%), 4.81%,
7/25/2028(b)(c) 125,000 122,087
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 500,000 424,702
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 200,000 168,480
(SOFR + 2.10%), 4.90%,
7/25/2033(b)(c) 175,000 166,168
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 600,000 427,974
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
5.38%, 11/2/2043 250,000 232,419
5.61%, 1/15/2044(b) 388,000 376,164
4.65%, 11/4/2044 300,000 252,533
4.90%, 11/17/2045 300,000 258,261
4.40%, 6/14/2046 350,000 281,129
(SOFR + 4.50%), 5.01%,
4/4/2051(c) 500,000 440,438
(SOFR + 2.13%), 4.61%,
4/25/2053(c) 300,000 254,014
Westpac Banking Corp. ,
1.15%, 6/3/2026 200,000 176,587
5.46%, 11/18/2027 200,000 204,254
3.40%, 1/25/2028(b) 300,000 279,458
1.95%, 11/20/2028 200,000 170,079
2.65%, 1/16/2030(b) 120,000 104,292
2.15%, 6/3/2031(b) 300,000 248,999
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(b)(c) 300,000 282,348
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 428,684
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 63,195
3.13%, 11/18/2041 65,000 42,875
Zions Bancorp NA ,
3.25%, 10/29/2029(b) 250,000 204,300
94,766,181
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 250,000 240,602
4.70%, 2/1/2036 150,000 141,666
4.90%, 2/1/2046 770,000 699,988
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044(b) 150,000 134,812
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 250,000 237,941
4.60%, 4/15/2048 363,000 315,429
4.44%, 10/6/2048 581,000 496,190
5.55%, 1/23/2049 650,000 642,589
5.80%, 1/23/2059(b) 150,000 153,430
Coca-Cola Co. (The) ,
1.75%, 9/6/2024 500,000 476,496
2.90%, 5/25/2027(b) 500,000 469,973
3.45%, 3/25/2030(b) 200,000 185,989
2.00%, 3/5/2031(b) 95,000 78,342
2.25%, 1/5/2032(b) 300,000 251,633
2.88%, 5/5/2041 300,000 228,766
2.60%, 6/1/2050 400,000 264,948
3.00%, 3/5/2051(b) 135,000 98,162
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 129,187

38 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Constellation Brands, Inc. ,
3.60%, 5/9/2024 40,000 39,210
3.50%, 5/9/2027(b) 500,000 468,120
2.88%, 5/1/2030 100,000 85,126
2.25%, 8/1/2031(b) 405,000 321,730
Diageo Capital plc ,
2.38%, 10/24/2029 210,000 179,150
Diageo Investment Corp. ,
7.45%, 4/15/2035(b) 250,000 295,991
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 200,000 140,262
Keurig Dr Pepper, Inc. ,
3.95%, 4/15/2029 50,000 46,509
4.05%, 4/15/2032(b) 50,000 45,483
4.50%, 4/15/2052(b) 250,000 208,308
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 176,330
5.00%, 5/1/2042 250,000 221,744
PepsiCo, Inc. ,
2.25%, 3/19/2025 300,000 285,558
3.60%, 2/18/2028 25,000 23,936
2.75%, 3/19/2030 700,000 619,811
1.63%, 5/1/2030(b) 130,000 105,739
1.40%, 2/25/2031 200,000 157,541
1.95%, 10/21/2031 100,000 80,806
3.90%, 7/18/2032 35,000 33,001
2.63%, 10/21/2041 50,000 36,997
4.45%, 4/14/2046(b) 300,000 280,478
3.63%, 3/19/2050 200,000 163,316
2.75%, 10/21/2051(b) 50,000 34,577
4.20%, 7/18/2052 25,000 22,760
9,318,626
Biotechnology 0.4%
AbbVie, Inc. ,
3.85%, 6/15/2024(b) 325,000 319,984
2.60%, 11/21/2024 400,000 382,664
3.80%, 3/15/2025 250,000 243,652
3.60%, 5/14/2025 500,000 484,573
3.20%, 5/14/2026 120,000 113,619
4.55%, 3/15/2035 195,000 182,340
4.50%, 5/14/2035 500,000 463,153
4.05%, 11/21/2039 380,000 325,261
4.40%, 11/6/2042 625,000 542,139
4.75%, 3/15/2045 168,000 150,872
4.25%, 11/21/2049 675,000 560,172
Amgen, Inc. ,
1.65%, 8/15/2028 200,000 166,761
4.05%, 8/18/2029(b) 120,000 112,143
2.00%, 1/15/2032 200,000 156,300
3.35%, 2/22/2032 55,000 48,036
4.20%, 3/1/2033(b) 120,000 111,015
2.80%, 8/15/2041 200,000 138,562
4.56%, 6/15/2048 274,000 233,950
4.66%, 6/15/2051 618,000 531,720
3.00%, 1/15/2052 200,000 127,647
4.20%, 2/22/2052 25,000 19,825
4.88%, 3/1/2053(b) 55,000 48,778
4.40%, 2/22/2062(b) 165,000 130,543
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 58,435
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 162,938
3.15%, 5/1/2050(b) 230,000 149,510
3.25%, 2/15/2051 130,000 87,004
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 1,000,000 983,125
3.65%, 3/1/2026 145,000 139,790
1.20%, 10/1/2027 60,000 50,883
1.65%, 10/1/2030 115,000 91,192
5.65%, 12/1/2041 200,000 204,036
4.50%, 2/1/2045 500,000 439,882
4.75%, 3/1/2046 200,000 179,985
2.80%, 10/1/2050(b) 95,000 60,737
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 40,314
8,241,540
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 250,000 215,415
Carlisle Cos., Inc. ,
2.20%, 3/1/2032 100,000 75,969
Carrier Global Corp. ,
2.49%, 2/15/2027 31,000 27,944
2.72%, 2/15/2030 50,000 42,095
3.58%, 4/5/2050 350,000 249,569
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 43,275
4.00%, 3/25/2032(b) 100,000 86,704
4.50%, 3/25/2052 30,000 22,523
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 177,704
1.75%, 9/15/2030(b) 100,000 79,878
2.00%, 9/16/2031(b) 100,000 78,935
4.90%, 12/1/2032(b) 65,000 63,891
4.63%, 7/2/2044(e) 100,000 86,561
Masco Corp. ,
2.00%, 2/15/2031 250,000 192,349
3.13%, 2/15/2051 60,000 37,215
Owens Corning ,
4.30%, 7/15/2047(b) 200,000 153,831
1,633,858
Capital Markets 1.7%
Ameriprise Financial, Inc. ,
4.50%, 5/13/2032(b) 50,000 48,420
ARES Capital Corp. ,
2.88%, 6/15/2027 100,000 84,752
2.88%, 6/15/2028(b) 250,000 200,458
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 41,193
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024 750,000 729,300

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
2.10%, 10/24/2024 250,000 238,338
Series J, 0.85%, 10/25/2024 100,000 93,133
Series G, 3.00%, 2/24/2025 205,000 197,580
3.35%, 4/25/2025 90,000 87,125
(SOFR + 0.57%), 3.43%,
6/13/2025(c) 40,000 39,107
(SOFR + 1.35%), 4.41%,
7/24/2026(c) 25,000 24,619
1.05%, 10/15/2026 100,000 86,928
2.05%, 1/26/2027(b) 200,000 179,586
(SOFR + 1.15%), 3.99%,
6/13/2028(c) 40,000 38,265
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(c) 25,000 25,851
Series J, 1.90%, 1/25/2029 200,000 167,183
3.85%, 4/26/2029 90,000 83,574
1.80%, 7/28/2031 100,000 77,182
2.50%, 1/26/2032 100,000 81,098
(SOFR + 1.42%), 4.29%,
6/13/2033(c) 40,000 37,410
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 180,000 186,587
Blackstone Private Credit
Fund ,
4.70%, 3/24/2025(b) 100,000 95,859
7.05%, 9/29/2025(f) 50,000 49,604
3.25%, 3/15/2027 200,000 168,392
4.00%, 1/15/2029(b) 200,000 165,005
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 200,000 155,285
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 38,064
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 126,320
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 40,000 38,514
3.90%, 1/25/2028(b) 40,000 36,676
4.85%, 3/29/2029 300,000 286,135
3.50%, 3/30/2051 35,000 22,216
3.63%, 2/15/2052 15,000 9,744
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 232,816
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026(b) 170,000 150,786
1.15%, 5/13/2026(b) 400,000 355,421
2.45%, 3/3/2027(b) 40,000 36,465
1.65%, 3/11/2031(b) 200,000 155,685
2.30%, 5/13/2031(b) 300,000 245,314
1.95%, 12/1/2031 100,000 78,253
2.90%, 3/3/2032(b) 100,000 84,980
CI Financial Corp. ,
4.10%, 6/15/2051 50,000 29,468
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
CME Group, Inc. ,
3.00%, 3/15/2025(b) 500,000 483,110
2.65%, 3/15/2032 50,000 41,882
Credit Suisse AG ,
3.63%, 9/9/2024 250,000 233,110
2.95%, 4/9/2025(b) 400,000 360,001
5.00%, 7/9/2027(b) 250,000 227,862
Credit Suisse Group AG ,
3.75%, 3/26/2025 390,000 351,016
4.55%, 4/17/2026 250,000 220,493
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032(b) 55,000 55,574
Deutsche Bank AG ,
3.70%, 5/30/2024(b) 470,000 461,816
(SOFR + 2.58%), 3.96%,
11/26/2025(b)(c) 200,000 191,113
(SOFR + 1.87%), 2.13%,
11/24/2026(b)(c) 155,000 136,742
(SOFR + 1.22%), 2.31%,
11/16/2027(c) 170,000 144,140
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 200,000 170,009
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 350,000 280,591
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 113,690
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027 30,000 27,233
3.45%, 3/1/2032 25,000 20,960
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 83,484
3.25%, 7/15/2027 50,000 42,058
3.13%, 10/12/2028 150,000 120,925
Goldman Sachs Group, Inc.
(The) ,
3.00%, 3/15/2024 85,000 82,886
3.85%, 7/8/2024 385,000 376,732
(SOFR + 0.73%), 1.76%,
1/24/2025(c) 100,000 95,715
3.50%, 4/1/2025 670,000 644,300
3.75%, 5/22/2025(b) 500,000 483,578
4.25%, 10/21/2025 500,000 487,973
3.85%, 1/26/2027 800,000 761,700
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 250,000 219,227
(SOFR + 1.51%), 4.39%,
6/15/2027(c) 65,000 62,622
(SOFR + 0.82%), 1.54%,
9/10/2027(c) 500,000 431,314
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 240,000 209,852
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 95,000 84,587
(SOFR + 1.85%), 3.62%,
3/15/2028(c) 75,000 69,860
(SOFR + 1.73%), 4.48%,
8/23/2028(c) 200,000 191,683

40 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 390,000 311,021
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 280,000 217,254
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 165,000 130,279
(SOFR + 1.41%), 3.10%,
2/24/2033(b)(c) 95,000 77,138
6.45%, 5/1/2036 400,000 414,547
6.75%, 10/1/2037 500,000 533,512
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 500,000 411,083
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 200,000 172,806
6.25%, 2/1/2041 350,000 365,292
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 200,000 144,061
(SOFR + 1.47%), 2.91%,
7/21/2042(c) 300,000 204,007
(SOFR + 1.63%), 3.44%,
2/24/2043(c) 35,000 25,717
4.80%, 7/8/2044 300,000 265,236
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 81,297
Intercontinental Exchange,
Inc. ,
3.65%, 5/23/2025(b) 45,000 44,019
3.75%, 12/1/2025 160,000 155,468
4.00%, 9/15/2027 180,000 173,833
4.35%, 6/15/2029 150,000 145,040
2.10%, 6/15/2030 165,000 134,688
1.85%, 9/15/2032 500,000 376,718
4.60%, 3/15/2033 110,000 105,219
4.25%, 9/21/2048(b) 100,000 84,071
3.00%, 6/15/2050 75,000 50,171
4.95%, 6/15/2052(b) 120,000 111,363
5.20%, 6/15/2062 110,000 103,628
Jefferies Financial Group, Inc. ,
4.85%, 1/15/2027(b) 500,000 493,672
2.63%, 10/15/2031 50,000 38,142
Legg Mason, Inc. ,
4.75%, 3/15/2026(b) 500,000 500,951
Main Street Capital Corp. ,
3.00%, 7/14/2026(b) 100,000 86,180
Moody's Corp. ,
3.25%, 1/15/2028(b) 300,000 276,528
2.00%, 8/19/2031(b) 60,000 47,398
2.75%, 8/19/2041 75,000 52,234
3.25%, 5/20/2050 35,000 24,167
3.10%, 11/29/2061 95,000 59,790
Morgan Stanley ,
Series F, 3.88%, 4/29/2024 625,000 615,291
(SOFR + 0.51%), 0.79%,
1/22/2025(b)(c) 100,000 94,605
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.16%), 3.62%,
4/17/2025(c) 140,000 136,612
(SOFR + 0.53%), 0.79%,
5/30/2025(b)(c) 370,000 343,987
(SOFR + 0.56%), 1.16%,
10/21/2025(b)(c) 600,000 552,307
(SOFR + 0.94%), 2.63%,
2/18/2026(c) 300,000 281,697
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 594,730
(SOFR + 1.67%), 4.68%,
7/17/2026(c) 80,000 78,628
3.13%, 7/27/2026 500,000 466,386
3.63%, 1/20/2027 750,000 707,261
3.95%, 4/23/2027 500,000 472,196
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 416,538
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 195,000 173,268
(SOFR + 1.61%), 4.21%,
4/20/2028(c) 80,000 76,088
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(c) 600,000 549,453
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 500, 000 465,352
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 420,000 366,662
7.25%, 4/1/2032 324,000 364,550
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 377,263
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 500,000 383,597
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 215,204
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 70,000 56,628
(SOFR + 2.08%), 4.89%,
7/20/2033(b)(c) 45,000 42,278
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 130,000 136,215
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 326,309
(SOFR + 2.62%), 5.30%,
4/20/2037(c) 80,000 73,149
(SOFR + 1.49%), 3.22%,
4/22/2042(c) 400,000 295,990
4.30%, 1/27/2045(b) 300,000 255,701
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(c) 100,000 99,422
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 126,218
Nasdaq, Inc. ,
1.65%, 1/15/2031(b) 400,000 305,788
Nomura Holdings, Inc. ,
2.33%, 1/22/2027(b) 300,000 262,627
2.17%, 7/14/2028 200,000 165,136

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nomura Holdings, Inc.,
5.61%, 7/6/2029 200,000 196,411
3.10%, 1/16/2030 200,000 166,808
Northern Trust Corp. ,
4.00%, 5/10/2027(b) 65,000 63,490
6.13%, 11/2/2032(b) 130,000 137,077
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 84,912
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 230,000 180,590
Owl Rock Capital Corp. III ,
3.13%, 4/13/2027 50,000 41,160
Prospect Capital Corp. ,
3.36%, 11/15/2026 100,000 82,899
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046(b) 250,000 222,256
S&P Global, Inc. ,
2.45%, 3/1/2027(f) 30,000 27,398
2.70%, 3/1/2029(f) 100,000 88,022
2.50%, 12/1/2029 80,000 68,392
1.25%, 8/15/2030(b) 110,000 84,600
2.90%, 3/1/2032(f) 25,000 21,324
3.25%, 12/1/2049 65,000 46,479
2.30%, 8/15/2060 40,000 21,773
State Street Corp. ,
3.30%, 12/16/2024(b) 310,000 302,541
2.65%, 5/19/2026(b) 300,000 281,878
(SOFR + 1.35%), 5.75%,
11/4/2026(c) 55,000 56,299
(SOFR + 0.56%), 1.68%,
11/18/2027(b)(c) 200,000 177,153
(SOFR + 0.73%), 2.20%,
2/7/2028(c) 40,000 35,929
(SOFR + 1.72%), 5.82%,
11/4/2028(c) 60,000 61,961
2.40%, 1/24/2030 200,000 169,607
(SOFR + 1.00%), 2.62%,
2/7/2033(c) 20,000 16,340
32,205,494
Chemicals 0.3%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 23,010
1.85%, 5/15/2027(b) 105,000 93,292
2.05%, 5/15/2030 145,000 121,375
2.70%, 5/15/2040 65,000 48,362
2.80%, 5/15/2050(b) 40,000 27,691
Cabot Corp. ,
5.00%, 6/30/2032(b) 30,000 27,738
Celanese US Holdings LLC ,
5.90%, 7/5/2024(b) 100,000 99,968
6.05%, 3/15/2025 100,000 99,611
1.40%, 8/5/2026 100,000 83,648
6.17%, 7/15/2027 100,000 98,633
6.33%, 7/15/2029(b) 165,000 160,321
6.38%, 7/15/2032(b) 70,000 66,566
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
CF Industries, Inc. ,
5.15%, 3/15/2034 300,000 283,948
Dow Chemical Co. (The) ,
6.30%, 3/15/2033(b) 25,000 26,299
9.40%, 5/15/2039 206,000 271,359
4.80%, 5/15/2049 350,000 295,396
6.90%, 5/15/2053(b) 25,000 27,145
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048(b) 300,000 285,540
Eastman Chemical Co. ,
4.65%, 10/15/2044(b) 200,000 163,791
Ecolab, Inc. ,
5.25%, 1/15/2028 75,000 76,414
1.30%, 1/30/2031 200,000 152,214
2.13%, 2/1/2032 100,000 79,824
2.13%, 8/15/2050 200,000 111,553
2.70%, 12/15/2051 75,000 46,651
2.75%, 8/18/2055 65,000 38,788
FMC Corp. ,
3.45%, 10/1/2029 60,000 52,885
4.50%, 10/1/2049 85,000 67,253
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(b) 70,000 59,437
Linde, Inc. ,
4.70%, 12/5/2025(b) 400,000 400,295
3.20%, 1/30/2026 250,000 239,849
Lubrizol Corp. (The) ,
6.50%, 10/1/2034(b) 147,000 167,701
LYB International Finance III
LLC ,
2.25%, 10/1/2030(b) 135,000 107,048
4.20%, 5/1/2050 200,000 147,872
LyondellBasell Industries NV ,
4.63%, 2/26/2055 250,000 194,618
Mosaic Co. (The) ,
4.05%, 11/15/2027(b) 250,000 235,395
Nutrien Ltd. ,
3.00%, 4/1/2025(b) 150,000 142,795
5.95%, 11/7/2025 50,000 51,017
5.88%, 12/1/2036 125,000 127,188
5.25%, 1/15/2045 154,000 140,696
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 97,502
2.80%, 8/15/2029 300,000 258,657
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 35,456
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026 400,000 388,604
2.95%, 8/15/2029 200,000 175,077
2.20%, 3/15/2032 200,000 158,163
4.50%, 6/1/2047 150,000 125,878
2.90%, 3/15/2052 80,000 49,807
Westlake Corp. ,
2.88%, 8/15/2041 100,000 66,043
4.38%, 11/15/2047 200,000 150,507
6,448,880

42 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
3.45%, 5/1/2025 30,000 29,026
4.00%, 5/1/2032(b) 40,000 37,554
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 15,727
Republic Services, Inc. ,
3.20%, 3/15/2025 500,000 479,433
1.45%, 2/15/2031 165,000 127,202
2.38%, 3/15/2033(b) 200,000 159,500
6.20%, 3/1/2040 70,000 74,000
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 95,546
2.20%, 1/15/2032 100,000 79,331
3.20%, 6/1/2032(b) 50,000 42,892
4.20%, 1/15/2033(b) 100,000 92,874
2.95%, 1/15/2052 70,000 45,894
Waste Management, Inc. ,
2.00%, 6/1/2029 35,000 29,618
2.95%, 6/1/2041 85,000 63,084
4.15%, 7/15/2049 125,000 108,435
1,480,116
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025 400,000 388,711
5.90%, 2/15/2039 300,000 321,558
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 54,000 53,000
2.30%, 11/15/2030 300,000 234,586
5.60%, 6/1/2032 100,000 97,345
1,095,200
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 100,000 82,222
2.35%, 1/15/2032 50,000 37,966
3.05%, 10/1/2041 55,000 36,139
156,327
Construction Materials 0.0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 50,989
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 411,943
2.40%, 7/15/2031 25,000 19,965
3.20%, 7/15/2051 50,000 34,019
Vulcan Materials Co. ,
4.50%, 6/15/2047 250,000 207,659
724,575
Consumer Finance 0.9%
AerCap Ireland Capital DAC ,
1.65%, 10/29/2024 150,000 138,360
4.45%, 4/3/2026 200,000 190,887
2.45%, 10/29/2026 180,000 157,400
3.88%, 1/23/2028(b) 500,000 449,673
3.00%, 10/29/2028 300,000 251,333
3.30%, 1/30/2032 300,000 234,528
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
AerCap Ireland Capital DAC,
3.40%, 10/29/2033 150,000 113,729
3.85%, 10/29/2041(b) 150,000 106,046
Ally Financial, Inc. ,
3.88%, 5/21/2024 600,000 584,040
4.63%, 3/30/2025 100,000 97,760
4.75%, 6/9/2027(b) 40,000 37,493
7.10%, 11/15/2027(b) 100,000 101,736
2.20%, 11/2/2028(b) 165,000 128,646
8.00%, 11/1/2031 150,000 154,852
American Express Co. ,
3.38%, 5/3/2024 25,000 24,491
2.50%, 7/30/2024(b) 400,000 384,686
3.00%, 10/30/2024(b) 500,000 483,512
3.63%, 12/5/2024(b) 500,000 486,778
2.25%, 3/4/2025 35,000 33,036
3.95%, 8/1/2025(b) 130,000 127,353
4.20%, 11/6/2025(b) 200,000 197,359
1.65%, 11/4/2026(b) 200,000 177,228
2.55%, 3/4/2027 60,000 54,582
5.85%, 11/5/2027(b) 95,000 98,898
4.05%, 5/3/2029(b) 60,000 57,135
(SOFR + 2.26%), 4.99%,
5/26/2033(b)(c) 25,000 24,030
(SOFR + 1.76%), 4.42%,
8/3/2033(b)(c) 130,000 122,800
American Honda Finance
Corp. ,
0.75%, 8/9/2024(b) 50,000 46,743
2.15%, 9/10/2024(b) 500,000 477,035
1.50%, 1/13/2025 50,000 46,780
1.30%, 9/9/2026(b) 115,000 101,474
2.35%, 1/8/2027(b) 100,000 90,779
2.25%, 1/12/2029 50,000 42,885
Capital One Financial Corp. ,
3.75%, 4/24/2024 700,000 686,752
(SOFR + 1.29%), 2.64%,
3/3/2026(b)(c) 290,000 271,627
(SOFR + 2.16%), 4.98%,
7/24/2026(c) 60,000 58,764
3.75%, 7/28/2026 250,000 235,378
3.65%, 5/11/2027(b) 300,000 282,244
(SOFR + 1.79%), 3.27%,
3/1/2030(c) 95,000 81,222
(SOFR + 2.60%), 5.25%,
7/26/2030(c) 60,000 57,141
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 71,927
Caterpillar Financial Services
Corp. ,
0.95%, 1/10/2024(b) 200,000 192,933
0.45%, 5/17/2024 300,000 282,599
3.30%, 6/9/2024 250,000 244,322
2.15%, 11/8/2024(b) 500,000 477,029
3.25%, 12/1/2024(b) 500,000 485,189
4.90%, 1/17/2025 40,000 40,106
3.65%, 8/12/2025 100,000 97,556
1.15%, 9/14/2026(b) 100,000 88,259
1.70%, 1/8/2027(b) 200,000 179,208
3.60%, 8/12/2027(b) 100,000 95,421

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Discover Financial Services ,
4.10%, 2/9/2027(b) 250,000 235,249
General Motors Financial Co.,
Inc. ,
1.20%, 10/15/2024 65,000 60,175
6.05%, 10/10/2025(b) 50,000 50,857
5.25%, 3/1/2026 455,000 447,925
1.50%, 6/10/2026 200,000 173,689
2.35%, 2/26/2027(b) 50,000 43,666
5.00%, 4/9/2027(b) 200,000 193,734
2.40%, 10/15/2028(b) 195,000 161,695
3.60%, 6/21/2030 200,000 168,312
2.70%, 6/10/2031(b) 145,000 111,095
John Deere Capital Corp. ,
0.45%, 1/17/2024(b) 250,000 239,032
0.63%, 9/10/2024 65,000 60,655
4.55%, 10/11/2024(b) 30,000 29,996
1.25%, 1/10/2025(b) 200,000 187,066
3.40%, 6/6/2025 30,000 29,103
4.05%, 9/8/2025(b) 55,000 54,130
0.70%, 1/15/2026 200,000 177,968
1.05%, 6/17/2026 100,000 88,741
2.25%, 9/14/2026(b) 250,000 230,165
1.30%, 10/13/2026(b) 55,000 48,623
1.70%, 1/11/2027 200,000 178,340
4.15%, 9/15/2027 60,000 58,843
1.50%, 3/6/2028(b) 250,000 213,190
3.35%, 4/18/2029 40,000 36,963
4.85%, 10/11/2029 40,000 40,039
1.45%, 1/15/2031(b) 200,000 156,358
4.35%, 9/15/2032 60,000 58,286
PACCAR Financial Corp. ,
0.50%, 8/9/2024 60,000 55,875
3.55%, 8/11/2025 30,000 29,075
4.95%, 10/3/2025 80,000 80,355
2.00%, 2/4/2027 100,000 90,237
Synchrony Financial ,
4.25%, 8/15/2024 350,000 341,962
4.88%, 6/13/2025 30,000 29,231
4.50%, 7/23/2025 275,000 263,604
2.88%, 10/28/2031(b) 180,000 134,410
Toyota Motor Credit Corp. ,
0.50%, 6/18/2024 100,000 93,814
0.63%, 9/13/2024(b) 100,000 93,059
4.40%, 9/20/2024 90,000 89,151
1.45%, 1/13/2025 200,000 187,259
1.80%, 2/13/2025 500,000 469,841
3.95%, 6/30/2025 75,000 73,422
3.65%, 8/18/2025 75,000 72,872
1.13%, 6/18/2026(b) 500,000 441,730
3.20%, 1/11/2027 200,000 187,870
1.90%, 1/13/2027 100,000 89,232
3.05%, 3/22/2027 100,000 93,235
4.55%, 9/20/2027(b) 90,000 88,760
4.45%, 6/29/2029(b) 90,000 88,116
2.15%, 2/13/2030(b) 500,000 420,668
1.90%, 9/12/2031 100,000 78,954
16,878,371
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 50,000 48,672
2.63%, 6/19/2030 50,000 40,687
2.69%, 5/25/2031(b) 75,000 60,935
Avery Dennison Corp. ,
2.25%, 2/15/2032(b) 100,000 76,079
Berry Global, Inc. ,
0.95%, 2/15/2024 230,000 217,904
International Paper Co. ,
6.00%, 11/15/2041 350,000 348,877
Packaging Corp. of America ,
3.00%, 12/15/2029 50,000 42,785
4.05%, 12/15/2049(b) 100,000 76,237
3.05%, 10/1/2051 40,000 25,576
Sonoco Products Co. ,
1.80%, 2/1/2025(b) 200,000 185,849
2.25%, 2/1/2027(b) 165,000 146,716
3.13%, 5/1/2030 50,000 42,959
2.85%, 2/1/2032(b) 200,000 162,572
WRKCo, Inc. ,
4.90%, 3/15/2029(b) 250,000 240,021
1,715,869
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 26,838
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 63,694
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 74,198
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 60,493
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 22,126
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 94,494
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 103,418
4.68%, 7/1/2114 75,000 63,852
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 18,176
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 57,080
3.30%, 7/15/2056 200,000 149,478
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 13,241

44 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050(b) 84,000 55,892
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 30,001
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051(b) 200,000 134,061
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 38,722
1,005,764
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043 250,000 233,709
Block Financial LLC ,
2.50%, 7/15/2028 105,000 89,251
Corebridge Financial, Inc. ,
3.50%, 4/4/2025(f) 50,000 47,934
3.65%, 4/5/2027(b)(f) 50,000 46,610
3.85%, 4/5/2029(f) 50,000 45,540
3.90%, 4/5/2032(f) 50,000 43,668
4.35%, 4/5/2042(f) 50,000 41,017
4.40%, 4/5/2052(b)(f) 50,000 39,629
Equitable Holdings, Inc. ,
7.00%, 4/1/2028(b) 133,000 142,124
4.35%, 4/20/2028 650,000 619,297
Jackson Financial, Inc. ,
3.13%, 11/23/2031 200,000 153,296
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 1.00%,
10/18/2024 85,000 78,629
1.88%, 2/7/2025 50,000 46,889
3.45%, 6/15/2025 20,000 19,292
5.45%, 10/30/2025(b) 100,000 101,194
4.80%, 3/15/2028 100,000 99,144
3.70%, 3/15/2029 100,000 91,971
2.40%, 3/15/2030 185,000 154,014
Series C, 8.00%, 3/1/2032 159,000 187,721
2.75%, 4/15/2032(b) 50,000 41,130
4.15%, 12/15/2032 30,000 27,702
5.80%, 1/15/2033 50,000 52,185
ORIX Corp. ,
5.00%, 9/13/2027 40,000 39,507
4.00%, 4/13/2032 50,000 44,345
5.20%, 9/13/2032(b) 40,000 38,987
Shell International Finance
BV ,
2.88%, 5/10/2026 500,000 470,850
2.38%, 11/7/2029(b) 150,000 129,637
4.13%, 5/11/2035 500,000 463,574
6.38%, 12/15/2038 250,000 274,866
2.88%, 11/26/2041 50,000 36,267
4.55%, 8/12/2043 200,000 180,584
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Shell International Finance
BV,
3.75%, 9/12/2046 500,000 391,555
3.00%, 11/26/2051 100,000 67,712
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 235,729
4,775,559
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
1.70%, 3/25/2026 300,000 270,359
2.30%, 6/1/2027(b) 300,000 266,817
1.65%, 2/1/2028 200,000 168,910
4.35%, 3/1/2029(b) 500,000 475,484
4.30%, 2/15/2030 300,000 282,479
2.25%, 2/1/2032(b) 300,000 235,146
2.55%, 12/1/2033 360,000 276,664
4.50%, 5/15/2035 310,000 281,805
4.85%, 3/1/2039 500,000 447,295
4.65%, 6/1/2044 250,000 209,853
3.50%, 9/15/2053 1,140,000 769,427
3.55%, 9/15/2055 975,000 650,563
3.80%, 12/1/2057 814,000 561,606
3.65%, 9/15/2059 379,000 253,676
Bell Telephone Co. of Canada
(The) ,
Series US-4, 3.65%,
3/17/2051 250,000 180,779
3.65%, 8/15/2052 50,000 36,376
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 250,000 299,382
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 369,000 435,146
Orange SA ,
9.00%, 3/1/2031(e) 100,000 122,331
5.38%, 1/13/2042(b) 250,000 241,618
Telefonica Emisiones SA ,
5.21%, 3/8/2047 250,000 200,748
5.52%, 3/1/2049 350,000 292,567
TELUS Corp. ,
2.80%, 2/16/2027 200,000 184,715
3.40%, 5/13/2032 60,000 51,228
4.30%, 6/15/2049(b) 100,000 81,744
Verizon Communications, Inc. ,
0.75%, 3/22/2024 55,000 52,178
3.38%, 2/15/2025(b) 498,000 482,494
0.85%, 11/20/2025(b) 250,000 222,962
1.45%, 3/20/2026(b) 105,000 94,261
4.13%, 3/16/2027 300,000 292,183
2.10%, 3/22/2028 125,000 108,485
4.33%, 9/21/2028(b) 283,000 272,100
3.88%, 2/8/2029(b) 110,000 103,209
3.15%, 3/22/2030 200,000 176,368
1.75%, 1/20/2031 500,000 387,919
2.55%, 3/21/2031 415,000 341,279
2.36%, 3/15/2032(b) 840,000 665,870
4.81%, 3/15/2039 385,000 352,657
3.40%, 3/22/2041 530,000 398,508

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
2.85%, 9/3/2041 110,000 75,702
2.88%, 11/20/2050 700,000 438,871
3.55%, 3/22/2051(b) 270,000 192,335
3.88%, 3/1/2052(b) 90,000 68,252
2.99%, 10/30/2056 500,000 305,050
3.00%, 11/20/2060 400,000 238,169
3.70%, 3/22/2061 350,000 244,122
12,789,692
Electric Utilities 1.4%
AEP Texas, Inc. ,
4.70%, 5/15/2032(b) 20,000 19,157
5.25%, 5/15/2052 20,000 19,125
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 31,704
Series O, 4.50%, 6/15/2052 80,000 70,363
Alabama Power Co. ,
3.75%, 9/1/2027(b) 40,000 38,325
3.94%, 9/1/2032 40,000 36,737
4.15%, 8/15/2044 350,000 289,630
3.13%, 7/15/2051 80,000 54,317
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 155,000 149,448
5.75%, 11/1/2027 100,000 102,644
5.95%, 11/1/2032(b) 100,000 104,412
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 27,972
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 41,695
2.20%, 12/15/2031 100,000 76,295
6.35%, 12/15/2032 100,000 105,165
3.50%, 12/1/2049 200,000 135,665
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031 80,000 64,806
3.20%, 9/15/2049 115,000 80,897
2.90%, 6/15/2050 60,000 39,650
4.55%, 6/1/2052 30,000 26,495
CenterPoint Energy Houston
Electric LLC ,
Series ai., 4.45%, 10/1/2032 40,000 38,561
4.50%, 4/1/2044 250,000 224,022
Series AD, 2.90%, 7/1/2050 60,000 40,341
Series AJ, 4.85%, 10/1/2052 40,000 38,167
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024(b) 400,000 402,280
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 170,621
3.65%, 6/15/2046 250,000 189,882
4.00%, 3/1/2048(b) 350,000 287,512
Series 127, 3.20%,
11/15/2049(b) 155,000 110,202
Series 131, 2.75%, 9/1/2051 200,000 127,986
Connecticut Light and Power
Co. (The) ,
Series A, 2.05%, 7/1/2031 100,000 80,269
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%,
12/1/2031(b) 50,000 40,326
6.05%, 1/15/2038 150,000 157,412
5.10%, 6/1/2065 100,000 90,960
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 34,485
4.30%, 7/1/2044 500,000 429,564
Series B, 3.65%, 3/1/2052 25,000 19,317
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 470,591
2.45%, 2/1/2030 100,000 85,413
2.85%, 3/15/2032 70,000 59,215
3.70%, 12/1/2047 500,000 380,370
3.20%, 8/15/2049 50,000 35,044
3.55%, 3/15/2052 35,000 26,139
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 44,675
5.00%, 12/8/2025 65,000 64,859
5.00%, 12/8/2027(b) 85,000 84,519
4.30%, 3/15/2028 80,000 76,978
2.45%, 6/1/2030 70,000 57,560
2.55%, 6/15/2031(b) 150,000 122,222
4.50%, 8/15/2032(b) 90,000 84,303
3.50%, 6/15/2051 200,000 138,852
5.00%, 8/15/2052 90,000 79,863
Duke Energy Florida LLC ,
3.20%, 1/15/2027(b) 250,000 236,021
2.50%, 12/1/2029 70,000 59,823
2.40%, 12/15/2031(b) 95,000 77,573
5.65%, 4/1/2040 300,000 302,437
3.40%, 10/1/2046 500,000 359,091
3.00%, 12/15/2051 45,000 30,166
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 126,503
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 44,189
4.15%, 12/1/2044 100,000 83,301
4.20%, 8/15/2045 500,000 418,190
Edison International ,
3.55%, 11/15/2024(b) 175,000 168,941
4.70%, 8/15/2025 40,000 39,138
4.13%, 3/15/2028 500,000 463,845
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 154,311
Entergy Corp. ,
1.90%, 6/15/2028(b) 500,000 422,698
2.80%, 6/15/2030 80,000 67,571
3.75%, 6/15/2050 35,000 25,770
Entergy Louisiana LLC ,
4.75%, 9/15/2052 200,000 179,456
Entergy Texas, Inc. ,
4.00%, 3/30/2029 50,000 47,156
1.75%, 3/15/2031 400,000 311,877
3.55%, 9/30/2049 200,000 143,495
5.00%, 9/15/2052(b) 20,000 18,283
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 164,052

46 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 215,885
Eversource Energy ,
4.20%, 6/27/2024 40,000 39,536
Series H, 3.15%, 1/15/2025 245,000 235,433
Series Q, 0.80%, 8/15/2025 100,000 89,600
2.90%, 3/1/2027 50,000 46,035
4.60%, 7/1/2027 35,000 34,513
Series O, 4.25%, 4/1/2029 400,000 378,634
Series R, 1.65%, 8/15/2030 100,000 77,811
3.38%, 3/1/2032 50,000 43,526
3.45%, 1/15/2050 100,000 72,538
Exelon Corp. ,
5.63%, 6/15/2035 300,000 304,062
4.10%, 3/15/2052(b)(f) 35,000 27,967
Florida Power & Light Co. ,
2.85%, 4/1/2025 60,000 57,449
3.13%, 12/1/2025(b) 500,000 482,076
5.65%, 2/1/2037 450,000 458,077
3.95%, 3/1/2048 500,000 412,645
2.88%, 12/4/2051 10,000 6,706
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 953,596
4.70%, 5/15/2032 60,000 57,844
4.30%, 3/15/2042 500,000 429,317
5.13%, 5/15/2052(b) 25,000 23,435
Iberdrola International BV ,
5.81%, 3/15/2025 118,000 119,600
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 292,518
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 200,000 182,862
3.10%, 11/30/2051 70,000 45,392
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 373,098
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 576,052
4.80%, 9/15/2043 400,000 372,668
2.70%, 8/1/2052 100,000 64,026
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 63,630
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 83,831
Series EE, 3.13%, 8/1/2050 100,000 67,571
Series GG, 5.90%, 5/1/2053 30,000 31,973
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024 70,000 69,078
4.26%, 9/1/2024 90,000 88,779
4.45%, 6/20/2025(b) 70,000 69,134
1.88%, 1/15/2027 270,000 238,965
4.63%, 7/15/2027 150,000 147,488
1.90%, 6/15/2028 125,000 106,719
2.75%, 11/1/2029(b) 245,000 211,914
2.44%, 1/15/2032(b) 145,000 117,001
5.00%, 7/15/2032 105,000 102,978
3.00%, 1/15/2052 85,000 55,492
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Northern States Power Co. ,
4.00%, 8/15/2045(b) 165,000 134,353
4.50%, 6/1/2052 25,000 22,650
NSTAR Electric Co. ,
3.95%, 4/1/2030 200,000 188,009
Ohio Power Co. ,
Series R, 2.90%, 10/1/2051 90,000 58,556
Oncor Electric Delivery Co.
LLC ,
4.55%, 9/15/2032(f) 40,000 39,161
4.55%, 12/1/2041 150,000 136,562
5.30%, 6/1/2042 150,000 149,173
3.10%, 9/15/2049 50,000 35,389
2.70%, 11/15/2051 105,000 68,575
4.60%, 6/1/2052(f) 90,000 82,268
4.95%, 9/15/2052(f) 100,000 96,513
Pacific Gas and Electric Co. ,
4.95%, 6/8/2025 100,000 98,456
3.15%, 1/1/2026 350,000 325,223
5.45%, 6/15/2027 100,000 98,611
3.75%, 7/1/2028 400,000 354,799
4.20%, 3/1/2029 200,000 178,555
4.55%, 7/1/2030 250,000 226,600
2.50%, 2/1/2031 150,000 116,383
3.25%, 6/1/2031 200,000 162,570
5.90%, 6/15/2032 100,000 97,579
4.50%, 7/1/2040 100,000 78,157
4.20%, 6/1/2041 250,000 185,055
4.95%, 7/1/2050 250,000 193,710
5.25%, 3/1/2052(b) 200,000 163,273
PacifiCorp ,
5.25%, 6/15/2035 177,000 173,306
5.35%, 12/1/2053 100,000 98,970
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 195,325
4.60%, 5/15/2052 30,000 26,971
4.38%, 8/15/2052 30,000 26,388
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 154,076
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 160,427
Series 38, 4.10%, 6/1/2032 30,000 28,220
4.30%, 3/15/2044 250,000 212,920
Series 34, 3.20%, 3/1/2050 200,000 141,862
Series 36, 2.70%, 1/15/2051 200,000 128,765
Series 39, 4.50%, 6/1/2052 30,000 26,923
Public Service Co. of
Oklahoma ,
Series J, 2.20%, 8/15/2031 100,000 79,632
Series K, 3.15%,
8/15/2051(b) 50,000 33,142
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031 165,000 131,154
4.90%, 12/15/2032 100,000 100,179
3.95%, 5/1/2042 400,000 334,599
3.20%, 8/1/2049 250,000 178,460

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co. ,
Series C, 4.20%, 6/1/2025 70,000 68,699
Series D, 4.70%, 6/1/2027 75,000 73,440
5.85%, 11/1/2027 35,000 36,025
Series G, 2.50%, 6/1/2031 100,000 82,401
2.75%, 2/1/2032(b) 100,000 83,727
5.95%, 11/1/2032 25,000 26,415
6.00%, 1/15/2034 177,000 184,839
4.00%, 4/1/2047 200,000 156,295
Series C, 4.13%, 3/1/2048 200,000 159,595
Series B, 4.88%, 3/1/2049 300,000 263,797
Series H, 3.65%,
6/1/2051(b) 30,000 21,805
Series E, 5.45%, 6/1/2052 40,000 38,196
Southern Co. (The) ,
5.15%, 10/6/2025 50,000 50,323
3.25%, 7/1/2026 295,000 277,389
4.40%, 7/1/2046 200,000 166,798
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 550,000 405,567
3.25%, 11/1/2051 100,000 65,740
Tampa Electric Co. ,
4.10%, 6/15/2042 100,000 81,264
3.63%, 6/15/2050 40,000 28,934
5.00%, 7/15/2052 35,000 31,928
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 16,985
Union Electric Co. ,
2.15%, 3/15/2032 100,000 79,038
3.65%, 4/15/2045 250,000 192,035
3.25%, 10/1/2049 250,000 176,894
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 40,239
Series B, 4.20%, 5/15/2045 200,000 162,549
2.95%, 11/15/2051 50,000 32,856
Series C, 4.63%, 5/15/2052 40,000 34,907
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 245,000 208,572
4.75%, 9/30/2032 25,000 24,496
5.63%, 5/15/2033 59,000 60,843
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032 100,000 91,519
Wisconsin Public Service
Corp. ,
5.35%, 11/10/2025 30,000 30,331
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 479,903
4.60%, 6/1/2032 60,000 57,302
6.50%, 7/1/2036 177,000 191,545
27,383,043
Electrical Equipment 0.1%
Eaton Corp. ,
3.10%, 9/15/2027(b) 500,000 465,117
4.15%, 3/15/2033(b) 20,000 18,592
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 169,826
1.95%, 10/15/2030 100,000 80,908
2.20%, 12/21/2031 100,000 80,830
2.80%, 12/21/2051 45,000 28,950
Rockwell Automation, Inc. ,
1.75%, 8/15/2031 50,000 39,585
2.80%, 8/15/2061 60,000 35,576
919,384
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032 30,000 29,049
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 213,391
Arrow Electronics, Inc. ,
2.95%, 2/15/2032(b) 160,000 126,149
Avnet, Inc. ,
3.00%, 5/15/2031 100,000 77,598
5.50%, 6/1/2032 20,000 18,468
CDW LLC ,
2.67%, 12/1/2026(b) 150,000 133,173
3.28%, 12/1/2028 150,000 128,424
3.57%, 12/1/2031(b) 150,000 123,605
Corning, Inc. ,
4.38%, 11/15/2057(b) 380,000 294,619
Flex Ltd. ,
6.00%, 1/15/2028 20,000 19,957
Jabil, Inc. ,
1.70%, 4/15/2026(b) 140,000 124,061
4.25%, 5/15/2027 30,000 28,367
3.00%, 1/15/2031(b) 270,000 223,495
Keysight Technologies, Inc. ,
3.00%, 10/30/2029(b) 75,000 64,998
Teledyne Technologies, Inc. ,
0.95%, 4/1/2024 250,000 236,174
1,841,528
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 345,000 309,214
3.34%, 12/15/2027(b) 285,000 263,256
3.14%, 11/7/2029(b) 85,000 74,988
5.13%, 9/15/2040(b) 200,000 184,408
Halliburton Co. ,
3.80%, 11/15/2025(b) 101,000 98,238
6.70%, 9/15/2038 300,000 315,018
5.00%, 11/15/2045(b) 300,000 265,634
NOV, Inc. ,
3.95%, 12/1/2042 90,000 62,747
1,573,503
Entertainment 0.3%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030 25,000 19,536
2.50%, 9/15/2050 200,000 122,820
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 104,123

48 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024(b) 60,000 58,597
3.55%, 4/14/2025 55,000 52,930
3.70%, 4/14/2027 45,000 42,346
4.00%, 4/14/2032(b) 55,000 48,682
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 311,381
3.00%, 2/13/2026(b) 150,000 142,038
3.00%, 7/30/2046(b) 150,000 104,736
Walt Disney Co. (The) ,
1.75%, 1/13/2026 100,000 91,527
2.00%, 9/1/2029 300,000 251,491
2.65%, 1/13/2031 600,000 512,139
6.55%, 3/15/2033 300,000 331,024
6.20%, 12/15/2034(b) 245,000 266,305
6.65%, 11/15/2037 150,000 169,874
3.50%, 5/13/2040 100,000 80,501
5.40%, 10/1/2043(b) 300,000 299,356
4.70%, 3/23/2050(b) 200,000 183,591
3.60%, 1/13/2051(b) 100,000 76,144
Warnermedia Holdings, Inc. ,
3.43%, 3/15/2024(f) 180,000 174,738
3.64%, 3/15/2025(f) 390,000 370,875
3.76%, 3/15/2027(f) 450,000 405,238
4.05%, 3/15/2029(b)(f) 130,000 112,466
4.28%, 3/15/2032(b)(f) 230,000 189,466
5.05%, 3/15/2042(f) 200,000 153,017
5.14%, 3/15/2052(f) 900,000 654,270
5,329,211
Equity Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate
Equities, Inc. ,
4.85%, 4/15/2049 300,000 254,006
3.55%, 3/15/2052 70,000 49,883
American Tower Corp. ,
0.60%, 1/15/2024 155,000 147,746
2.40%, 3/15/2025(b) 125,000 117,597
1.45%, 9/15/2026(b) 105,000 91,617
3.65%, 3/15/2027 35,000 32,689
1.50%, 1/31/2028(b) 300,000 248,221
3.95%, 3/15/2029 300,000 276,557
2.90%, 1/15/2030 110,000 93,155
1.88%, 10/15/2030 165,000 127,330
2.30%, 9/15/2031(b) 145,000 112,718
4.05%, 3/15/2032(b) 60,000 53,508
2.95%, 1/15/2051(b) 200,000 123,822
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025(b) 395,000 380,377
1.90%, 12/1/2028 200,000 167,342
3.30%, 6/1/2029 20,000 17,902
2.45%, 1/15/2031(b) 210,000 173,652
2.05%, 1/15/2032 85,000 66,704
Boston Properties LP ,
3.80%, 2/1/2024 250,000 245,528
2.75%, 10/1/2026 250,000 225,146
2.90%, 3/15/2030 100,000 81,741
2.45%, 10/1/2033(b) 300,000 215,805
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 484,603
2.50%, 8/16/2031 100,000 76,484
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 63,696
Corporate Office Properties
LP ,
2.00%, 1/15/2029 100,000 76,690
2.90%, 12/1/2033 100,000 70,926
Crown Castle, Inc. ,
3.70%, 6/15/2026 60,000 57,050
2.90%, 3/15/2027 40,000 36,383
3.65%, 9/1/2027(b) 750,000 696,628
3.80%, 2/15/2028 150,000 139,405
3.10%, 11/15/2029 260,000 226,628
2.90%, 4/1/2041 200,000 137,012
4.75%, 5/15/2047(b) 100,000 84,814
CubeSmart LP ,
2.25%, 12/15/2028(b) 155,000 127,745
2.00%, 2/15/2031 50,000 37,668
2.50%, 2/15/2032(b) 175,000 133,787
Digital Realty Trust LP ,
5.55%, 1/15/2028(b) 380,000 382,512
EPR Properties ,
4.95%, 4/15/2028 200,000 170,635
Equinix, Inc. ,
2.63%, 11/18/2024 80,000 76,184
1.00%, 9/15/2025 50,000 44,714
1.55%, 3/15/2028(b) 100,000 82,652
2.00%, 5/15/2028 30,000 25,324
3.20%, 11/18/2029(b) 105,000 91,394
2.50%, 5/15/2031 90,000 72,314
2.95%, 9/15/2051 100,000 62,287
3.40%, 2/15/2052(b) 200,000 136,223
ERP Operating LP ,
1.85%, 8/1/2031(b) 30,000 23,333
4.50%, 7/1/2044 350,000 295,497
Essential Properties LP ,
2.95%, 7/15/2031 100,000 72,712
Essex Portfolio LP ,
3.38%, 4/15/2026 300,000 282,055
4.00%, 3/1/2029 100,000 91,132
3.00%, 1/15/2030 75,000 63,425
2.65%, 3/15/2032 35,000 27,582
Extra Space Storage LP ,
2.35%, 3/15/2032 40,000 30,268
Federal Realty Investment
Trust ,
3.50%, 6/1/2030 200,000 171,124
GLP Capital LP ,
5.30%, 1/15/2029 500,000 473,170
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 250,000 208,741
Healthpeak Properties, Inc. ,
1.35%, 2/1/2027(b) 60,000 51,937
3.50%, 7/15/2029 125,000 111,241
3.00%, 1/15/2030(b) 180,000 154,799

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 199,130
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 100,000 83,598
Series J, 2.90%, 12/15/2031 80,000 61,197
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028 125,000 103,361
4.15%, 4/15/2032(b) 100,000 87,489
2.70%, 1/15/2034 30,000 21,871
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 80,005
Kimco Realty Corp. ,
2.25%, 12/1/2031 25,000 19,194
4.45%, 9/1/2047 250,000 192,553
Life Storage LP ,
2.40%, 10/15/2031 90,000 69,237
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 25,944
2.75%, 3/15/2030 50,000 42,516
National Retail Properties,
Inc. ,
2.50%, 4/15/2030(b) 300,000 243,169
3.50%, 4/15/2051 40,000 26,749
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027(b) 550,000 515,040
3.63%, 10/1/2029 100,000 82,039
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 73,177
Physicians Realty LP ,
2.63%, 11/1/2031 50,000 39,027
Prologis LP ,
2.88%, 11/15/2029 125,000 108,758
2.25%, 4/15/2030 160,000 133,298
1.75%, 7/1/2030 65,000 51,195
1.25%, 10/15/2030(b) 65,000 49,275
2.25%, 1/15/2032(b) 200,000 158,526
4.63%, 1/15/2033(b) 50,000 48,403
3.00%, 4/15/2050(b) 65,000 43,481
2.13%, 10/15/2050(b) 155,000 85,922
Public Storage ,
1.50%, 11/9/2026 140,000 124,421
1.85%, 5/1/2028 185,000 158,703
1.95%, 11/9/2028(b) 135,000 115,158
2.30%, 5/1/2031(b) 160,000 129,861
2.25%, 11/9/2031 100,000 80,194
Rayonier LP ,
2.75%, 5/17/2031(b) 45,000 36,151
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 60,841
3.25%, 1/15/2031 65,000 56,366
5.63%, 10/13/2032 45,000 45,703
2.85%, 12/15/2032 400,000 324,385
1.80%, 3/15/2033(b) 55,000 39,450
Regency Centers LP ,
2.95%, 9/15/2029 50,000 41,966
3.70%, 6/15/2030(b) 300,000 261,698
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 90,000 68,963
Sabra Health Care LP ,
3.90%, 10/15/2029 50,000 41,830
3.20%, 12/1/2031 100,000 74,407
Simon Property Group LP ,
3.30%, 1/15/2026 170,000 161,315
1.38%, 1/15/2027 100,000 87,276
2.45%, 9/13/2029 250,000 208,722
2.65%, 2/1/2032 100,000 80,047
4.25%, 11/30/2046(b) 350,000 279,500
SITE Centers Corp. ,
3.63%, 2/1/2025(b) 500,000 471,896
Spirit Realty LP ,
3.40%, 1/15/2030 250,000 208,271
STORE Capital Corp. ,
2.70%, 12/1/2031 100,000 73,414
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 54,111
2.70%, 7/15/2031 195,000 153,917
4.20%, 4/15/2032(b) 30,000 26,422
UDR, Inc. ,
3.00%, 8/15/2031(b) 250,000 208,465
1.90%, 3/15/2033 55,000 39,157
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 231,154
3.00%, 1/15/2030 100,000 83,893
2.50%, 9/1/2031(b) 100,000 78,472
VICI Properties LP ,
4.75%, 2/15/2028(b) 85,000 80,637
4.95%, 2/15/2030(b) 80,000 76,153
5.13%, 5/15/2032 85,000 78,706
5.63%, 5/15/2052 30,000 26,537
Welltower, Inc. ,
4.25%, 4/1/2026 50,000 48,350
2.05%, 1/15/2029 70,000 56,853
3.10%, 1/15/2030(b) 100,000 84,401
2.75%, 1/15/2031 300,000 240,001
2.75%, 1/15/2032 200,000 156,379
Weyerhaeuser Co. ,
7.38%, 3/15/2032 193,000 213,339
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 107,792
2.45%, 2/1/2032 70,000 54,699
16,927,950
Food & Staples Retailing 0.3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 409,633
Kroger Co. (The) ,
4.00%, 2/1/2024(b) 500,000 493,001
7.50%, 4/1/2031 257,000 290,367
5.40%, 7/15/2040 200,000 191,230
5.40%, 1/15/2049(b) 50,000 47,705
3.95%, 1/15/2050 100,000 77,627
Sysco Corp. ,
2.40%, 2/15/2030 100,000 83,119
5.95%, 4/1/2030(b) 200,000 206,991
2.45%, 12/14/2031 100,000 80,319

50 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Sysco Corp.,
6.60%, 4/1/2050 300,000 326,971
3.15%, 12/14/2051(b) 50,000 32,867
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 20,000 19,013
3.20%, 4/15/2030(b) 500,000 432,692
4.80%, 11/18/2044 70,000 58,584
Walmart, Inc. ,
3.30%, 4/22/2024(b) 725,000 710,234
3.90%, 9/9/2025 60,000 59,088
1.05%, 9/17/2026 50,000 44,278
3.95%, 9/9/2027 60,000 59,171
1.50%, 9/22/2028(b) 100,000 85,695
1.80%, 9/22/2031(b) 300,000 244,145
4.15%, 9/9/2032(b) 60,000 58,449
2.50%, 9/22/2041(b) 600,000 437,732
4.05%, 6/29/2048 125,000 110,932
2.65%, 9/22/2051(b) 400,000 270,442
4,830,285
Food Products 0.3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 17,183
4.02%, 4/16/2043 172,000 145,035
2.70%, 9/15/2051 80,000 52,964
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031(b) 100,000 82,072
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 477,487
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 235,618
5.30%, 11/1/2038 250,000 235,416
General Mills, Inc. ,
4.20%, 4/17/2028 500,000 483,165
2.25%, 10/14/2031 100,000 80,420
3.00%, 2/1/2051 100,000 68,377
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 214,720
Hormel Foods Corp. ,
1.70%, 6/3/2028(b) 200,000 172,666
3.05%, 6/3/2051 200,000 137,761
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 169,430
J M Smucker Co. (The) ,
2.13%, 3/15/2032 100,000 77,475
4.25%, 3/15/2035(b) 300,000 268,134
JBS USA LUX SA ,
5.13%, 2/1/2028(b)(f) 100,000 94,737
3.00%, 5/15/2032(b)(f) 200,000 153,370
5.75%, 4/1/2033(f) 100,000 95,378
4.38%, 2/2/2052(f) 100,000 70,693
6.50%, 12/1/2052(f) 100,000 95,181
Kellogg Co. ,
3.25%, 4/1/2026(b) 125,000 118,836
4.50%, 4/1/2046(b) 250,000 213,009
Kraft Heinz Foods Co. ,
5.00%, 6/4/2042 800,000 723,621
5.50%, 6/1/2050 200,000 191,139
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
McCormick & Co., Inc. ,
3.40%, 8/15/2027(b) 100,000 93,147
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044(b) 250,000 223,281
Mondelez International, Inc. ,
1.50%, 5/4/2025(b) 60,000 55,522
2.75%, 4/13/2030 92,000 79,300
1.50%, 2/4/2031 70,000 53,821
2.63%, 9/4/2050 40,000 24,851
Tyson Foods, Inc. ,
3.55%, 6/2/2027 100,000 93,730
4.55%, 6/2/2047(b) 100,000 85,568
5.10%, 9/28/2048 250,000 230,642
Unilever Capital Corp. ,
2.00%, 7/28/2026(b) 100,000 91,131
1.38%, 9/14/2030 165,000 128,883
5.90%, 11/15/2032 206,000 221,136
2.63%, 8/12/2051 200,000 128,936
6,183,835
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 466,625
4.30%, 10/1/2048 100,000 84,051
3.38%, 9/15/2049 160,000 116,133
5.75%, 10/15/2052 30,000 31,315
CenterPoint Energy
Resources Corp. ,
4.40%, 7/1/2032(b) 40,000 38,349
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%,
11/15/2024(b) 100,000 95,256
ONE Gas, Inc. ,
4.66%, 2/1/2044(b) 250,000 215,324
Piedmont Natural Gas Co.,
Inc. ,
3.35%, 6/1/2050 150,000 100,336
Southern California Gas Co. ,
2.95%, 4/15/2027(b) 80,000 73,772
6.35%, 11/15/2052 10,000 10,939
Southwest Gas Corp. ,
5.80%, 12/1/2027 100,000 101,274
4.05%, 3/15/2032 100,000 87,807
3.18%, 8/15/2051 90,000 54,963
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 72,527
1,548,671
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 88,224
3.75%, 11/30/2026 298,000 290,111
1.15%, 1/30/2028(b) 90,000 76,491
1.40%, 6/30/2030 95,000 75,464
5.30%, 5/27/2040 200,000 203,449
4.90%, 11/30/2046 250,000 243,734
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 424,845
1.92%, 2/1/2027(b) 280,000 248,245

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Baxter International, Inc.,
2.27%, 12/1/2028(b) 190,000 162,029
2.54%, 2/1/2032(b) 300,000 238,318
3.13%, 12/1/2051(b) 30,000 19,361
Becton Dickinson and Co. ,
3.73%, 12/15/2024 156,000 152,123
3.70%, 6/6/2027(b) 326,000 308,013
4.30%, 8/22/2032 40,000 37,441
4.67%, 6/6/2047 200,000 175,992
3.79%, 5/20/2050(b) 91,000 69,832
Boston Scientific Corp. ,
4.70%, 3/1/2049(b) 100,000 89,460
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 100,000 87,602
3.25%, 11/15/2039 100,000 79,717
3.40%, 11/15/2049(b) 140,000 105,721
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(b)(f) 175,000 175,630
5.60%, 11/15/2025(f) 150,000 150,925
5.65%, 11/15/2027(b)(f) 200,000 202,340
6.38%, 11/22/2052(f) 100,000 106,211
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 87,158
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 330,814
4.63%, 3/15/2045(b) 100,000 93,130
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031(b) 150,000 121,574
Stryker Corp. ,
3.38%, 11/1/2025(b) 160,000 154,595
3.50%, 3/15/2026 70,000 67,185
4.63%, 3/15/2046 200,000 176,098
Zimmer Biomet Holdings, Inc. ,
2.60%, 11/24/2031 200,000 162,025
4.45%, 8/15/2045 150,000 117,947
5,121,804
Health Care Providers & Services 1.0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 48,391
Series 2020, 3.01%,
6/15/2050 66,000 44,107
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 53,115
3.88%, 8/15/2047 200,000 153,574
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 39,841
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 165,939
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 167,464
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 27,257
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 56,049
Cardinal Health, Inc. ,
3.41%, 6/15/2027 100,000 93,484
4.37%, 6/15/2047 200,000 156,650
Centene Corp. ,
2.45%, 7/15/2028(b) 400,000 337,620
4.63%, 12/15/2029 600,000 548,302
Cigna Corp. ,
3.50%, 6/15/2024 500,000 488,912
3.25%, 4/15/2025 250,000 240,746
4.50%, 2/25/2026 350,000 344,626
3.05%, 10/15/2027 400,000 365,983
4.38%, 10/15/2028 300,000 289,330
2.38%, 3/15/2031(b) 110,000 90,022
4.80%, 7/15/2046 250,000 223,031
4.90%, 12/15/2048 600,000 540,607
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114 30,000 25,494
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 33,270
2.78%, 10/1/2030 77,000 63,511
3.82%, 10/1/2049(b) 108,000 80,385
4.19%, 10/1/2049 37,000 28,780
3.91%, 10/1/2050 149,000 110,273
6.46%, 11/1/2052(b) 91,000 97,115
CVS Health Corp. ,
4.10%, 3/25/2025 61,000 60,107
2.88%, 6/1/2026(b) 400,000 373,391
4.30%, 3/25/2028 652,000 630,642
1.75%, 8/21/2030(b) 360,000 283,713
1.88%, 2/28/2031(b) 210,000 164,725
2.13%, 9/15/2031 10,000 7,929
4.88%, 7/20/2035 200,000 189,934
4.13%, 4/1/2040 200,000 166,408
5.13%, 7/20/2045 300,000 273,421
5.05%, 3/25/2048(b) 900,000 807,790
4.25%, 4/1/2050 85,000 67,653
Elevance Health, Inc. ,
5.35%, 10/15/2025 40,000 40,443
4.10%, 3/1/2028 750,000 718,743
2.25%, 5/15/2030 200,000 165,449
4.10%, 5/15/2032 40,000 37,207
5.50%, 10/15/2032 100,000 102,372
4.63%, 5/15/2042 250,000 227,326
5.10%, 1/15/2044 300,000 282,728
4.65%, 8/15/2044 100,000 89,284
4.55%, 5/15/2052 40,000 34,747
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 75,629
HCA, Inc. ,
5.00%, 3/15/2024 1,000,000 994,255
5.25%, 6/15/2026(b) 350,000 345,775
5.38%, 9/1/2026(b) 220,000 217,553
3.13%, 3/15/2027(b)(f) 30,000 27,275
4.13%, 6/15/2029 250,000 228,223

52 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc.,
2.38%, 7/15/2031 50,000 38,921
3.63%, 3/15/2032(f) 375,000 317,308
5.50%, 6/15/2047 160,000 142,099
5.25%, 6/15/2049 80,000 68,137
4.63%, 3/15/2052(b)(f) 330,000 256,838
Humana, Inc. ,
1.35%, 2/3/2027 280,000 242,087
5.75%, 3/1/2028 60,000 61,262
3.70%, 3/23/2029 100,000 91,554
2.15%, 2/3/2032(b) 215,000 167,772
5.88%, 3/1/2033 100,000 103,230
3.95%, 8/15/2049(b) 150,000 117,789
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 16,160
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 62,313
4.88%, 4/1/2042(b) 250,000 240,098
Series 2019, 3.27%,
11/1/2049(b) 122,000 88,111
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 30,999
2.95%, 12/1/2029(b) 250,000 215,340
4.70%, 2/1/2045(b) 75,000 64,263
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 33,581
Series 2020, 3.19%,
7/1/2049 100,000 68,833
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 52,557
McKesson Corp. ,
1.30%, 8/15/2026(b) 100,000 87,943
3.95%, 2/16/2028 250,000 236,128
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 37,761
4.13%, 7/1/2052 50,000 41,845
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048(b) 33,000 25,520
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 141,485
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 150,000 114,946
4.26%, 11/1/2047 35,000 27,799
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 89,782
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 86,483
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%,
10/1/2048(b) 38,000 29,544
Series 21A, 2.70%,
10/1/2051 151,000 89,289
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 356,500
4.20%, 6/30/2029 100,000 95,452
2.95%, 6/30/2030 75,000 64,779
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 23,817
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 36,806
Series 2018, 4.09%,
8/15/2048 50,000 40,427
Series 20A, 3.36%,
8/15/2050 134,000 90,821
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 46,971
UnitedHealth Group, Inc. ,
5.00%, 10/15/2024(b) 60,000 60,255
5.15%, 10/15/2025(b) 30,000 30,342
1.15%, 5/15/2026(b) 120,000 107,169
3.38%, 4/15/2027 200,000 189,409
3.70%, 5/15/2027(b) 55,000 53,202
2.95%, 10/15/2027 200,000 185,153
5.25%, 2/15/2028 45,000 46,001
4.00%, 5/15/2029 100,000 95,500
2.30%, 5/15/2031(b) 75,000 62,502
4.20%, 5/15/2032(b) 140,000 132,897
5.35%, 2/15/2033 60,000 61,901
4.63%, 7/15/2035 105,000 101,796
5.80%, 3/15/2036 500,000 527,391
3.50%, 8/15/2039 300,000 245,185
3.05%, 5/15/2041 180,000 135,257
3.95%, 10/15/2042(b) 250,000 210,879
4.75%, 7/15/2045 250,000 234,108
3.70%, 8/15/2049 500,000 395,661
3.25%, 5/15/2051 60,000 42,932
4.75%, 5/15/2052 200,000 184,597
5.88%, 2/15/2053(b) 145,000 156,566
3.88%, 8/15/2059 100,000 78,230
3.13%, 5/15/2060(b) 100,000 67,784
4.95%, 5/15/2062(b) 100,000 93,588
6.05%, 2/15/2063 40,000 43,406
Universal Health Services,
Inc. ,
1.65%, 9/1/2026 100,000 85,696
2.65%, 1/15/2032 100,000 76,367
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 36,120
19,509,844

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 193,156
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 183,599
3.25%, 2/15/2030(b) 165,000 139,969
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 98,268
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 166,000 167,431
5.00%, 10/15/2027 55,000 54,270
Series HH, 2.85%,
4/15/2031 200,000 161,956
Series GG, 3.50%,
10/15/2032 200,000 166,373
McDonald's Corp. ,
3.80%, 4/1/2028(b) 200,000 191,373
4.70%, 12/9/2035 400,000 382,538
4.88%, 7/15/2040 250,000 233,365
4.88%, 12/9/2045 250,000 231,037
3.63%, 9/1/2049 200,000 150,448
4.20%, 4/1/2050(b) 50,000 41,600
Starbucks Corp. ,
3.50%, 3/1/2028(b) 250,000 234,357
2.55%, 11/15/2030 200,000 168,155
3.00%, 2/14/2032 140,000 119,366
4.45%, 8/15/2049 250,000 212,483
3.50%, 11/15/2050(b) 200,000 144,302
3,274,046
Household Durables 0.1%
DR Horton, Inc. ,
2.50%, 10/15/2024(b) 215,000 204,727
1.30%, 10/15/2026(b) 220,000 189,191
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 34,976
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 81,243
PulteGroup, Inc. ,
6.38%, 5/15/2033 50,000 49,878
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 500,000 486,302
2.40%, 5/15/2031 175,000 138,611
4.70%, 5/14/2032(b) 20,000 18,847
1,203,775
Household Products 0.1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031(b) 100,000 80,113
5.60%, 11/15/2032 40,000 41,374
5.00%, 6/15/2052 40,000 37,407
Clorox Co. (The) ,
4.60%, 5/1/2032 100,000 96,197
Colgate-Palmolive Co. ,
3.25%, 8/15/2032 35,000 31,585
Kimberly-Clark Corp. ,
6.63%, 8/1/2037(b) 130,000 148,254
3.20%, 7/30/2046 165,000 118,092
2.88%, 2/7/2050 100,000 68,540
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 215,248
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Procter & Gamble Co. (The),
1.00%, 4/23/2026(b) 170,000 152,269
2.85%, 8/11/2027(b) 250,000 233,513
1.20%, 10/29/2030 100,000 78,461
1.95%, 4/23/2031(b) 300,000 249,564
3.60%, 3/25/2050(b) 300,000 246,304
1,796,921
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
2.45%, 1/15/2031 70,000 55,687
Constellation Energy
Generation LLC ,
6.25%, 10/1/2039 180,000 183,601
Oglethorpe Power Corp. ,
4.50%, 4/1/2047(f) 40,000 31,757
5.25%, 9/1/2050 200,000 171,047
Southern Power Co. ,
0.90%, 1/15/2026 200,000 176,052
618,144
Industrial Conglomerates 0.1%
3M Co. ,
2.00%, 2/14/2025 200,000 189,419
3.00%, 8/7/2025 400,000 383,330
3.05%, 4/15/2030 100,000 87,793
5.70%, 3/15/2037(b) 415,000 424,441
3.25%, 8/26/2049(b) 90,000 62,498
Honeywell International, Inc. ,
4.85%, 11/1/2024(b) 60,000 60,189
1.35%, 6/1/2025 40,000 36,978
2.50%, 11/1/2026 500,000 460,480
1.10%, 3/1/2027(b) 100,000 86,905
4.95%, 2/15/2028 60,000 60,776
2.70%, 8/15/2029 500,000 444,531
1.75%, 9/1/2031 100,000 79,025
5.00%, 2/15/2033 60,000 61,112
2.80%, 6/1/2050(b) 90,000 63,958
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 29,402
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 202,562
2,733,399
Insurance 0.6%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 452,558
Alleghany Corp. ,
3.63%, 5/15/2030(b) 50,000 46,372
3.25%, 8/15/2051 50,000 35,179
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 190,125
American International Group,
Inc. ,
2.50%, 6/30/2025(b) 116,000 109,202
3.90%, 4/1/2026(b) 87,000 84,273

54 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
American International Group,
Inc.,
4.80%, 7/10/2045 150,000 134,637
4.38%, 6/30/2050 200,000 169,171
Aon Corp. ,
2.80%, 5/15/2030 200,000 170,565
2.05%, 8/23/2031(b) 50,000 39,534
2.60%, 12/2/2031 25,000 20,405
5.00%, 9/12/2032 30,000 29,666
2.90%, 8/23/2051 50,000 31,800
3.90%, 2/28/2052 30,000 23,152
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 213,443
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 215,063
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031(b) 200,000 156,880
3.05%, 3/9/2052 100,000 63,235
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 453,994
6.65%, 2/1/2033 50,000 49,444
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027(b) 100,000 92,319
4.40%, 5/15/2042(b) 140,000 127,685
4.30%, 5/15/2043 250,000 224,112
4.25%, 1/15/2049 300,000 267,062
2.85%, 10/15/2050 45,000 30,054
3.85%, 3/15/2052 100,000 79,705
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047 150,000 109,726
Brown & Brown, Inc. ,
4.20%, 3/17/2032 30,000 26,009
4.95%, 3/17/2052(b) 25,000 20,293
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 174,587
Chubb INA Holdings, Inc. ,
3.35%, 5/3/2026 90,000 86,153
4.35%, 11/3/2045(b) 250,000 216,397
2.85%, 12/15/2051 50,000 33,041
3.05%, 12/15/2061 35,000 22,679
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 58,419
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 84,606
3.13%, 10/15/2052 50,000 31,209
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 200,000 181,425
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 20,329
First American Financial
Corp. ,
2.40%, 8/15/2031 75,000 54,805
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 197,948
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 76,821
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 311,890
Kemper Corp. ,
3.80%, 2/23/2032 30,000 25,070
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 500,000 413,163
Loews Corp. ,
4.13%, 5/15/2043(b) 200,000 162,314
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(b)(c) 500,000 455,265
3.70%, 3/16/2032 20,000 17,824
Markel Corp. ,
3.35%, 9/17/2029 475,000 412,558
3.45%, 5/7/2052 100,000 67,382
Marsh & McLennan Cos., Inc. ,
5.75%, 11/1/2032 25,000 26,143
4.20%, 3/1/2048 500,000 411,791
6.25%, 11/1/2052 25,000 27,724
MetLife, Inc. ,
3.60%, 11/13/2025(b) 500,000 485,822
5.70%, 6/15/2035(b) 159,000 166,383
6.40%, 12/15/2036 300,000 290,130
4.88%, 11/13/2043 250,000 233,505
5.00%, 7/15/2052(b) 60,000 57,117
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 40,000 38,300
Old Republic International
Corp. ,
3.88%, 8/26/2026 200,000 189,339
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 483,923
4.30%, 11/15/2046 200,000 160,473
Progressive Corp. (The) ,
2.50%, 3/15/2027(b) 40,000 36,825
3.00%, 3/15/2032(b) 30,000 26,048
6.25%, 12/1/2032 162,000 176,600
3.70%, 1/26/2045 250,000 193,398
Prudential Financial, Inc. ,
3.88%, 3/27/2028 200,000 191,771
4.60%, 5/15/2044(b) 250,000 222,154
3.91%, 12/7/2047 186,000 148,115
3.94%, 12/7/2049 505,000 393,282
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 250,000 247,800
4.10%, 3/4/2049(b) 200,000 162,625
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 210,214
Unum Group ,
4.00%, 6/15/2029 250,000 225,833
4.13%, 6/15/2051 50,000 34,068
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 75,664

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 48,296
4.50%, 9/15/2028 400,000 376,912
2.95%, 9/15/2029 65,000 54,640
12,164,443
Interactive Media & Services 0.1%
Alphabet, Inc. ,
3.38%, 2/25/2024(b) 750,000 750,736
0.45%, 8/15/2025 45,000 40,623
2.00%, 8/15/2026(b) 500,000 459,692
0.80%, 8/15/2027(b) 90,000 77,084
1.10%, 8/15/2030 165,000 129,125
1.90%, 8/15/2040 100,000 66,362
2.05%, 8/15/2050 500,000 292,228
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 187,224
Meta Platforms, Inc. ,
3.50%, 8/15/2027(b) 230,000 214,360
3.85%, 8/15/2032 195,000 171,588
4.45%, 8/15/2052 165,000 131,117
4.65%, 8/15/2062 180,000 144,420
2,664,559
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 459,933
4.00%, 12/6/2037 200,000 166,472
4.20%, 12/6/2047(b) 500,000 381,681
Amazon.com, Inc. ,
0.45%, 5/12/2024 250,000 235,475
2.80%, 8/22/2024 250,000 242,247
4.70%, 11/29/2024 130,000 130,091
1.00%, 5/12/2026(b) 250,000 221,420
3.30%, 4/13/2027 195,000 185,056
3.15%, 8/22/2027 250,000 234,917
1.65%, 5/12/2028(b) 200,000 171,699
3.45%, 4/13/2029(b) 180,000 168,132
4.65%, 12/1/2029 130,000 129,028
1.50%, 6/3/2030 200,000 160,708
2.10%, 5/12/2031 300,000 244,995
3.60%, 4/13/2032(b) 270,000 247,084
4.70%, 12/1/2032 130,000 128,677
4.80%, 12/5/2034(b) 100,000 99,756
3.88%, 8/22/2037 200,000 177,184
2.88%, 5/12/2041 200,000 149,202
4.05%, 8/22/2047 400,000 342,978
2.50%, 6/3/2050 250,000 157,553
3.10%, 5/12/2051 300,000 213,662
3.95%, 4/13/2052(b) 190,000 157,260
4.25%, 8/22/2057 250,000 214,729
2.70%, 6/3/2060 100,000 60,233
3.25%, 5/12/2061 200,000 136,918
eBay, Inc. ,
1.40%, 5/10/2026 40,000 35,471
3.60%, 6/5/2027(b) 500,000 471,166
2.60%, 5/10/2031(b) 75,000 61,471
3.65%, 5/10/2051 100,000 71,648
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 174,850
6,031,696
IT Services 0.5%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 104,169
1.25%, 9/1/2030 400,000 312,633
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 201,246
2.60%, 5/1/2031(b) 135,000 109,914
CGI, Inc. ,
1.45%, 9/14/2026 50,000 44,218
2.30%, 9/14/2031 50,000 37,965
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 87,086
2.38%, 9/15/2028(b) 100,000 84,166
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 83,305
4.70%, 7/15/2027 70,000 68,292
1.65%, 3/1/2028 110,000 91,062
2.25%, 3/1/2031 270,000 211,574
3.10%, 3/1/2041 75,000 51,653
5.63%, 7/15/2052(b) 50,000 45,871
Fiserv, Inc. ,
2.75%, 7/1/2024 150,000 144,904
2.25%, 6/1/2027 400,000 356,994
3.50%, 7/1/2029(b) 300,000 270,275
2.65%, 6/1/2030 215,000 180,736
4.40%, 7/1/2049 200,000 162,259
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 235,211
2.15%, 1/15/2027 90,000 78,511
4.45%, 6/1/2028 300,000 279,135
3.20%, 8/15/2029 150,000 127,508
5.30%, 8/15/2029 45,000 43,504
2.90%, 11/15/2031 155,000 122,228
5.95%, 8/15/2052(b) 30,000 27,125
International Business
Machines Corp. ,
3.30%, 5/15/2026(b) 400,000 380,588
3.50%, 5/15/2029(b) 400,000 367,696
1.95%, 5/15/2030 400,000 326,226
5.88%, 11/29/2032 53,000 56,542
4.15%, 5/15/2039 300,000 258,700
4.00%, 6/20/2042 150,000 124,271
4.25%, 5/15/2049(b) 300,000 247,333
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031 150,000 99,971
Mastercard, Inc. ,
2.00%, 3/3/2025(b) 300,000 283,787
3.30%, 3/26/2027(b) 60,000 57,143
2.95%, 6/1/2029 200,000 180,533
3.35%, 3/26/2030 370,000 339,242
2.00%, 11/18/2031(b) 300,000 240,846
3.80%, 11/21/2046(b) 250,000 208,866

56 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
PayPal Holdings, Inc. ,
2.40%, 10/1/2024(b) 85,000 81,461
1.65%, 6/1/2025 95,000 88,194
2.85%, 10/1/2029(b) 170,000 148,078
2.30%, 6/1/2030 100,000 82,150
4.40%, 6/1/2032(b) 60,000 56,473
3.25%, 6/1/2050(b) 120,000 81,550
5.05%, 6/1/2052(b) 60,000 54,329
5.25%, 6/1/2062(b) 60,000 54,499
Visa, Inc. ,
3.15%, 12/14/2025(b) 135,000 130,150
1.10%, 2/15/2031(b) 300,000 229,787
4.30%, 12/14/2045 750,000 684,645
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 149,184
8,573,788
Leisure Products 0.0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 47,788
4.40%, 9/15/2032(b) 100,000 84,414
5.10%, 4/1/2052 30,000 21,558
Hasbro, Inc. ,
3.00%, 11/19/2024(b) 100,000 96,077
3.55%, 11/19/2026 100,000 93,773
3.90%, 11/19/2029 100,000 88,868
5.10%, 5/15/2044 100,000 85,130
517,608
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029(b) 165,000 142,276
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032 50,000 42,826
Danaher Corp. ,
3.35%, 9/15/2025(b) 250,000 240,636
2.80%, 12/10/2051 140,000 92,507
Illumina, Inc. ,
5.80%, 12/12/2025 100,000 100,679
5.75%, 12/13/2027 100,000 101,246
PerkinElmer, Inc. ,
1.90%, 9/15/2028 60,000 49,689
3.30%, 9/15/2029 100,000 87,024
2.25%, 9/15/2031(b) 35,000 27,423
Thermo Fisher Scientific, Inc. ,
4.80%, 11/21/2027 65,000 65,211
1.75%, 10/15/2028(b) 115,000 97,393
2.60%, 10/1/2029(b) 325,000 286,320
2.00%, 10/15/2031(b) 55,000 44,543
4.95%, 11/21/2032 70,000 70,987
2.80%, 10/15/2041 30,000 22,079
5.30%, 2/1/2044 100,000 100,681
1,571,520
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 61,571
6.05%, 8/15/2036(b) 177,000 192,773
3.25%, 9/19/2049(b) 330,000 248,683
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 30,000 29,101
5.45%, 10/14/2025 100,000 100,219
1.45%, 7/15/2026 150,000 132,196
Cummins, Inc. ,
2.60%, 9/1/2050(b) 50,000 30,954
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 221,112
Dover Corp. ,
2.95%, 11/4/2029 45,000 39,164
5.38%, 3/1/2041 100,000 96,125
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 74,904
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041(b) 200,000 192,987
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 218,788
Parker-Hannifin Corp. ,
3.65%, 6/15/2024 90,000 88,060
4.25%, 9/15/2027 65,000 63,063
4.50%, 9/15/2029 95,000 91,034
4.20%, 11/21/2034 300,000 270,266
Stanley Black & Decker, Inc. ,
4.25%, 11/15/2028(b) 250,000 239,990
2.30%, 3/15/2030(b) 500,000 409,720
3.00%, 5/15/2032(b) 40,000 33,746
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(e) 250,000 240,013
3,074,469
Media 0.6%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 410,000 401,841
4.20%, 3/15/2028 200,000 183,823
2.25%, 1/15/2029 100,000 80,488
5.05%, 3/30/2029(b) 150,000 141,126
2.30%, 2/1/2032(b) 300,000 220,964
4.40%, 4/1/2033(b) 75,000 64,174
6.38%, 10/23/2035 300,000 292,436
3.50%, 3/1/2042 100,000 64,076
5.38%, 5/1/2047 400,000 313,777
5.75%, 4/1/2048 350,000 286,542
4.80%, 3/1/2050 500,000 362,974
5.25%, 4/1/2053(b) 180,000 138,932
6.83%, 10/23/2055 150,000 138,380
3.85%, 4/1/2061 310,000 179,292
Comcast Corp. ,
3.95%, 10/15/2025 500,000 489,656
5.35%, 11/15/2027 55,000 56,170
3.15%, 2/15/2028 500,000 461,610
3.40%, 4/1/2030 365,000 332,822
1.95%, 1/15/2031 700,000 565,798
5.50%, 11/15/2032(b) 60,000 62,562
4.25%, 1/15/2033 250,000 235,639
7.05%, 3/15/2033(b) 295,000 339,751
4.40%, 8/15/2035 200,000 186,145
6.50%, 11/15/2035 100,000 111,237
3.90%, 3/1/2038 250,000 215,441

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
3.40%, 7/15/2046(b) 250,000 183,098
3.97%, 11/1/2047 443,000 353,903
4.70%, 10/15/2048(b) 400,000 357,278
4.00%, 11/1/2049(b) 450,000 355,094
2.45%, 8/15/2052(b) 300,000 174,786
2.94%, 11/1/2056 527,000 325,910
2.65%, 8/15/2062 300,000 168,688
Discovery Communications
LLC ,
3.45%, 3/15/2025(b) 270,000 256,109
4.90%, 3/11/2026(b) 115,000 111,517
3.95%, 3/20/2028 500,000 443,793
3.63%, 5/15/2030(b) 200,000 164,818
5.00%, 9/20/2037 125,000 100,767
4.00%, 9/15/2055 330,000 198,288
Fox Corp. ,
5.58%, 1/25/2049 300,000 267,657
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 256,863
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 126,290
3.38%, 3/1/2041 70,000 49,116
Omnicom Group, Inc. ,
3.60%, 4/15/2026 200,000 191,854
Paramount Global ,
5.50%, 5/15/2033(b) 118,000 106,479
4.38%, 3/15/2043 459,000 316,070
4.60%, 1/15/2045 250,000 174,547
Time Warner Cable LLC ,
6.75%, 6/15/2039 700,000 662,903
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 532,602
11,804,086
Metals & Mining 0.2%
ArcelorMittal SA ,
6.55%, 11/29/2027 40,000 40,188
6.80%, 11/29/2032 40,000 39,774
7.00%, 10/15/2039(b)(e) 100,000 101,484
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 100,000 100,980
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 80,000 83,540
5.00%, 9/30/2043(b) 400,000 387,520
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 330,534
Newmont Corp. ,
2.60%, 7/15/2032(b) 115,000 91,553
5.88%, 4/1/2035 236,000 238,618
4.88%, 3/15/2042(b) 150,000 136,249
Nucor Corp. ,
3.95%, 5/23/2025 60,000 58,702
4.30%, 5/23/2027 60,000 58,532
5.20%, 8/1/2043 200,000 188,558
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 209,943
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042(b) 250,000 215,258
Southern Copper Corp. ,
3.88%, 4/23/2025 50,000 48,230
6.75%, 4/16/2040 250,000 279,096
5.88%, 4/23/2045(b) 230,000 235,212
Steel Dynamics, Inc. ,
3.25%, 1/15/2031 200,000 170,688
Teck Resources Ltd. ,
6.25%, 7/15/2041(b) 250,000 245,109
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 262,480
6.88%, 11/10/2039(b) 250,000 263,432
3,785,680
Multiline Retail 0.1%
Dollar General Corp. ,
4.63%, 11/1/2027(b) 70,000 68,703
3.50%, 4/3/2030 500,000 449,823
5.00%, 11/1/2032(b) 75,000 73,982
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 50,000 40,441
3.38%, 12/1/2051 50,000 33,541
Target Corp. ,
2.25%, 4/15/2025(b) 280,000 265,628
2.50%, 4/15/2026(b) 750,000 702,238
1.95%, 1/15/2027 130,000 118,013
2.35%, 2/15/2030 105,000 89,128
2.65%, 9/15/2030 450,000 386,667
4.50%, 9/15/2032(b) 100,000 97,054
3.63%, 4/15/2046 200,000 158,436
2,483,654
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024 60,000 57,388
1.95%, 3/15/2027 80,000 70,381
Ameren Illinois Co. ,
3.85%, 9/1/2032(b) 40,000 37,159
2.90%, 6/15/2051 100,000 66,517
5.90%, 12/1/2052 100,000 108,586
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 400,000 380,596
4.60%, 5/1/2053(f) 90,000 78,148
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 178,126
3.88%, 10/15/2049 100,000 70,503
CenterPoint Energy, Inc. ,
2.65%, 6/1/2031 85,000 70,156
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031 50,000 40,876
3.95%, 3/1/2043 500,000 400,050
4.50%, 12/1/2045 150,000 128,402
6.15%, 11/15/2052(b) 200,000 214,108
3.70%, 11/15/2059(b) 50,000 35,941
3.60%, 6/15/2061(b) 200,000 142,535
Consumers Energy Co. ,
4.35%, 4/15/2049 300,000 260,540

58 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Consumers Energy Co.,
3.10%, 8/15/2050 45,000 31,235
2.65%, 8/15/2052 25,000 15,719
2.50%, 5/1/2060 100,000 55,972
Dominion Energy, Inc. ,
Series D, 2.85%, 8/15/2026 500,000 460,883
Series C, 2.25%,
8/15/2031(b) 30,000 23,870
Series A, 4.35%, 8/15/2032 40,000 37,183
5.38%, 11/15/2032(b) 50,000 49,559
Series E, 6.30%, 3/15/2033 10,000 10,519
Series B, 5.95%, 6/15/2035 151,000 151,905
Series C, 4.90%, 8/1/2041 600,000 529,912
Series B, 4.85%,
8/15/2052(b) 40,000 34,546
DTE Energy Co. ,
4.22%, 11/1/2024(b)(e) 90,000 88,465
Series F, 1.05%, 6/1/2025 170,000 153,980
2.95%, 3/1/2030 50,000 42,478
NiSource, Inc. ,
0.95%, 8/15/2025 160,000 144,239
2.95%, 9/1/2029 250,000 216,823
1.70%, 2/15/2031 85,000 64,798
5.95%, 6/15/2041 300,000 303,261
5.00%, 6/15/2052(b) 70,000 63,654
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 237,781
2.38%, 6/15/2028 200,000 170,175
4.22%, 3/15/2032(b) 40,000 35,498
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 196,946
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030(b) 100,000 79,074
4.15%, 5/15/2048(b) 200,000 166,739
3.32%, 4/15/2050 200,000 142,947
Sempra Energy ,
6.00%, 10/15/2039 220,000 222,318
4.00%, 2/1/2048(b) 150,000 116,892
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 191,576
4.40%, 6/1/2043(b) 250,000 204,280
Series 21A, 3.15%,
9/30/2051 100,000 64,729
WEC Energy Group, Inc. ,
5.15%, 10/1/2027(b) 100,000 101,067
1.80%, 10/15/2030 300,000 233,917
6,982,952
Oil, Gas & Consumable Fuels 1.6%
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 209,100
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 500,000 480,017
3.06%, 6/17/2041 50,000 37,012
3.00%, 2/24/2050 500,000 333,485
2.77%, 11/10/2050 300,000 191,525
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets America,
Inc.,
2.94%, 6/4/2051(b) 150,000 98,760
3.00%, 3/17/2052(b) 50,000 32,959
3.38%, 2/8/2061(b) 50,000 33,982
BP Capital Markets plc ,
3.72%, 11/28/2028(b) 500,000 472,390
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 485,965
6.25%, 3/15/2038(b) 340,000 336,368
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 35,928
6.75%, 11/15/2039(b) 54,000 56,028
5.40%, 6/15/2047(b) 200,000 178,888
3.75%, 2/15/2052(b) 25,000 17,555
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027(b) 250,000 246,982
3.70%, 11/15/2029(b) 65,000 58,755
2.74%, 12/31/2039(b) 100,000 77,326
Cheniere Energy Partners LP ,
3.25%, 1/31/2032(b) 200,000 158,941
Chevron Corp. ,
1.55%, 5/11/2025 200,000 186,052
2.95%, 5/16/2026 300,000 284,527
2.00%, 5/11/2027 120,000 107,768
2.24%, 5/11/2030 60,000 51,414
3.08%, 5/11/2050(b) 25,000 17,941
Chevron USA, Inc. ,
0.69%, 8/12/2025 140,000 126,525
1.02%, 8/12/2027(b) 120,000 102,911
3.85%, 1/15/2028(b) 50,000 48,254
2.34%, 8/12/2050(b) 200,000 124,007
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 132,512
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 477,735
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 130,652
6.40%, 5/15/2037 200,000 205,126
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 96,400
ConocoPhillips ,
5.90%, 10/15/2032 177,000 188,864
ConocoPhillips Co. ,
2.40%, 3/7/2025(b) 50,000 47,522
3.76%, 3/15/2042 250,000 207,328
4.30%, 11/15/2044 155,000 134,056
3.80%, 3/15/2052 50,000 39,307
4.03%, 3/15/2062 200,000 157,440
Continental Resources, Inc. ,
4.90%, 6/1/2044 60,000 44,481
Devon Energy Corp. ,
5.88%, 6/15/2028(b) 100,000 101,138
4.75%, 5/15/2042(b) 300,000 253,946
Diamondback Energy, Inc. ,
3.50%, 12/1/2029(b) 100,000 87,732

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.,
6.25%, 3/15/2033 35,000 35,524
4.40%, 3/24/2051(b) 50,000 38,089
6.25%, 3/15/2053(b) 60,000 57,981
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029 200,000 172,656
Enbridge Energy Partners LP ,
5.88%, 10/15/2025(b) 250,000 253,873
Enbridge, Inc. ,
1.60%, 10/4/2026 95,000 83,201
3.70%, 7/15/2027(b) 500,000 468,041
3.13%, 11/15/2029(b) 150,000 130,778
2.50%, 8/1/2033(b) 200,000 153,826
4.00%, 11/15/2049(b) 250,000 190,968
3.40%, 8/1/2051(b) 65,000 44,118
Energy Transfer LP ,
4.90%, 2/1/2024 250,000 248,573
4.75%, 1/15/2026 250,000 243,505
5.55%, 2/15/2028 50,000 49,596
3.75%, 5/15/2030(b) 60,000 52,901
5.75%, 2/15/2033 30,000 29,351
6.05%, 6/1/2041(b) 75,000 70,426
5.00%, 5/15/2044(e) 150,000 122,276
5.35%, 5/15/2045 500,000 424,019
5.30%, 4/15/2047 300,000 249,597
6.25%, 4/15/2049 450,000 418,443
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 750,000 738,477
2.80%, 1/31/2030 120,000 101,943
6.13%, 10/15/2039 285,000 291,789
4.45%, 2/15/2043 500,000 421,036
4.85%, 3/15/2044 100,000 88,144
4.25%, 2/15/2048 250,000 200,603
3.70%, 1/31/2051 250,000 180,224
3.20%, 2/15/2052 80,000 52,420
4.95%, 10/15/2054 200,000 166,456
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 57,086
Equinor ASA ,
3.70%, 3/1/2024(b) 500,000 492,804
3.25%, 11/10/2024(b) 500,000 487,311
3.70%, 4/6/2050 500,000 394,310
Exxon Mobil Corp. ,
3.18%, 3/15/2024(b) 500,000 490,078
2.02%, 8/16/2024 100,000 95,658
2.71%, 3/6/2025 500,000 478,106
3.04%, 3/1/2026 235,000 224,135
2.28%, 8/16/2026(b) 100,000 92,524
3.29%, 3/19/2027(b) 200,000 192,168
3.48%, 3/19/2030(b) 250,000 233,151
2.61%, 10/15/2030(b) 250,000 218,373
4.23%, 3/19/2040(b) 200,000 179,956
3.10%, 8/16/2049(b) 250,000 178,661
4.33%, 3/19/2050 326,000 285,494
3.45%, 4/15/2051 274,000 206,276
Hess Corp. ,
4.30%, 4/1/2027(b) 500,000 477,527
5.60%, 2/15/2041(b) 250,000 236,317
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 245,729
6.38%, 3/1/2041 250,000 247,287
5.00%, 8/15/2042 350,000 299,575
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 160,000 156,909
1.75%, 11/15/2026(b) 300,000 264,762
2.00%, 2/15/2031(b) 50,000 38,706
4.80%, 2/1/2033 60,000 55,627
5.30%, 12/1/2034 350,000 327,549
5.05%, 2/15/2046 250,000 212,026
3.25%, 8/1/2050 50,000 32,281
5.45%, 8/1/2052(b) 60,000 53,855
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 250,000 188,805
3.95%, 3/1/2050 25,000 18,294
Marathon Oil Corp. ,
6.80%, 3/15/2032 118,000 121,396
6.60%, 10/1/2037 70,000 69,565
Marathon Petroleum Corp. ,
3.63%, 9/15/2024 250,000 243,280
6.50%, 3/1/2041 250,000 256,805
MPLX LP ,
4.88%, 6/1/2025(b) 250,000 246,168
1.75%, 3/1/2026(b) 160,000 142,619
4.25%, 12/1/2027 350,000 330,723
4.00%, 3/15/2028 500,000 465,055
2.65%, 8/15/2030 190,000 153,975
4.95%, 9/1/2032 90,000 84,392
4.50%, 4/15/2038 250,000 210,592
4.70%, 4/15/2048 200,000 157,826
4.95%, 3/14/2052 110,000 89,853
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 492,755
6.13%, 2/1/2041(b) 100,000 94,311
ONEOK, Inc. ,
4.00%, 7/13/2027(b) 500,000 470,404
4.35%, 3/15/2029 100,000 92,419
5.20%, 7/15/2048 250,000 208,244
Ovintiv, Inc. ,
6.50%, 2/1/2038 250,000 247,686
Phillips 66 ,
4.65%, 11/15/2034 200,000 186,597
5.88%, 5/1/2042(b) 382,000 391,291
Phillips 66 Co. ,
3.61%, 2/15/2025(b)(f) 500,000 484,038
4.90%, 10/1/2046(f) 50,000 44,252
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030(b) 200,000 156,624
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 200,000 195,705
5.15%, 6/1/2042 250,000 202,629
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 980,524
5.90%, 9/15/2037(b)(f) 60,000 60,042

60 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 82,547
Suncor Energy, Inc. ,
6.50%, 6/15/2038 500,000 512,740
Targa Resources Corp. ,
5.20%, 7/1/2027 60,000 58,808
6.25%, 7/1/2052(b) 60,000 56,625
Targa Resources Partners LP ,
4.00%, 1/15/2032 100,000 84,139
TotalEnergies Capital
International SA ,
2.83%, 1/10/2030 500,000 441,328
3.13%, 5/29/2050 200,000 141,243
3.39%, 6/29/2060 100,000 69,605
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 95,000 87,925
4.88%, 1/15/2026 285,000 283,202
4.25%, 5/15/2028(b) 500,000 473,304
2.50%, 10/12/2031 100,000 79,403
5.85%, 3/15/2036 450,000 442,126
6.10%, 6/1/2040 200,000 201,045
Valero Energy Corp. ,
2.80%, 12/1/2031 100,000 81,502
7.50%, 4/15/2032 118,000 132,629
6.63%, 6/15/2037 200,000 212,827
3.65%, 12/1/2051 50,000 35,300
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 485,983
3.50%, 11/15/2030(b) 400,000 349,712
4.65%, 8/15/2032(b) 60,000 55,854
5.80%, 11/15/2043 250,000 237,702
4.90%, 1/15/2045 350,000 297,599
31,618,696
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 60,948
Suzano Austria GmbH ,
2.50%, 9/15/2028 200,000 168,274
6.00%, 1/15/2029 200,000 198,933
5.00%, 1/15/2030(b) 200,000 187,250
615,405
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024(b) 85,000 80,655
2.38%, 12/1/2029(b) 35,000 30,013
1.95%, 3/15/2031 100,000 80,874
3.13%, 12/1/2049(b) 150,000 106,738
GSK Consumer Healthcare
Capital US LLC ,
3.63%, 3/24/2032 500,000 438,939
737,219
Pharmaceuticals 0.8%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 200,000 178,062
1.75%, 5/28/2028 125,000 107,294
2.25%, 5/28/2031 35,000 29,113
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
AstraZeneca plc ,
3.38%, 11/16/2025 500,000 482,449
0.70%, 4/8/2026(b) 200,000 175,824
1.38%, 8/6/2030(b) 200,000 158,005
6.45%, 9/15/2037 200,000 225,453
4.00%, 9/18/2042 250,000 216,104
2.13%, 8/6/2050 85,000 49,782
3.00%, 5/28/2051 180,000 126,221
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 319,000 309,665
3.20%, 6/15/2026 132,000 125,842
3.90%, 2/20/2028 750,000 722,136
2.95%, 3/15/2032(b) 555,000 482,834
2.35%, 11/13/2040 350,000 240,637
3.25%, 8/1/2042 250,000 190,823
4.55%, 2/20/2048 195,000 175,334
4.25%, 10/26/2049 400,000 343,736
2.55%, 11/13/2050 300,000 187,912
Eli Lilly & Co. ,
2.75%, 6/1/2025 95,000 90,805
2.25%, 5/15/2050 300,000 187,942
2.50%, 9/15/2060 150,000 90,410
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 287,644
5.38%, 4/15/2034 201,000 206,315
4.20%, 3/18/2043 300,000 260,921
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 234,937
4.95%, 5/15/2033(b) 263,000 273,724
3.63%, 3/3/2037 100,000 88,841
3.70%, 3/1/2046(b) 250,000 209,728
3.75%, 3/3/2047(b) 100,000 84,165
2.45%, 9/1/2060(b) 500,000 305,182
Merck & Co., Inc. ,
2.75%, 2/10/2025(b) 220,000 210,818
1.70%, 6/10/2027 170,000 150,709
1.90%, 12/10/2028 130,000 111,613
2.15%, 12/10/2031 115,000 93,908
3.90%, 3/7/2039 100,000 87,757
3.60%, 9/15/2042(b) 250,000 204,790
4.15%, 5/18/2043(b) 350,000 309,918
4.00%, 3/7/2049 350,000 298,124
2.75%, 12/10/2051 70,000 46,770
2.90%, 12/10/2061 100,000 63,553
Novartis Capital Corp. ,
3.10%, 5/17/2027(b) 500,000 473,765
4.40%, 5/6/2044 200,000 185,578
4.00%, 11/20/2045 200,000 175,461
Pfizer, Inc. ,
3.40%, 5/15/2024 500,000 490,166
0.80%, 5/28/2025 125,000 114,473
2.63%, 4/1/2030 100,000 87,842
1.70%, 5/28/2030(b) 140,000 115,191
1.75%, 8/18/2031(b) 100,000 80,275
7.20%, 3/15/2039 525,000 634,803
2.55%, 5/28/2040 45,000 32,539
4.00%, 3/15/2049 500,000 431,883
2.70%, 5/28/2050 65,000 43,948
Pharmacia LLC ,
6.60%, 12/1/2028(b)(e) 177,000 194,301

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Royalty Pharma plc ,
2.20%, 9/2/2030 50,000 39,078
2.15%, 9/2/2031(b) 35,000 26,468
3.55%, 9/2/2050 200,000 127,811
3.35%, 9/2/2051 50,000 30,823
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026(b) 925,000 867,523
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030(b) 200,000 163,250
3.03%, 7/9/2040 200,000 146,771
3.18%, 7/9/2050(b) 300,000 202,332
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026(b) 500,000 467,433
5.25%, 6/15/2046 100,000 75,612
Viatris, Inc. ,
1.65%, 6/22/2025 200,000 181,139
2.30%, 6/22/2027 400,000 341,780
2.70%, 6/22/2030(b) 150,000 117,275
4.00%, 6/22/2050 100,000 61,614
Wyeth LLC ,
6.50%, 2/1/2034 206,000 230,908
Zoetis, Inc. ,
4.50%, 11/13/2025(b) 230,000 229,145
3.90%, 8/20/2028(b) 350,000 332,460
3.00%, 5/15/2050 300,000 202,651
15,330,098
Professional Services 0.0%
†
Equifax, Inc. ,
5.10%, 12/15/2027 45,000 44,419
2.35%, 9/15/2031(b) 100,000 77,595
Thomson Reuters Corp. ,
3.35%, 5/15/2026(b) 280,000 264,881
Verisk Analytics, Inc. ,
4.00%, 6/15/2025(b) 250,000 242,993
3.63%, 5/15/2050 85,000 58,662
688,550
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026(b) 500,000 493,625
Road & Rail 0.4%
Burlington Northern Santa Fe
LLC ,
3.75%, 4/1/2024 500,000 492,012
3.65%, 9/1/2025 250,000 242,550
3.25%, 6/15/2027(b) 300,000 283,556
4.55%, 9/1/2044 250,000 226,023
4.70%, 9/1/2045 250,000 229,582
3.90%, 8/1/2046 200,000 162,430
4.05%, 6/15/2048 250,000 208,246
3.55%, 2/15/2050 250,000 191,413
2.88%, 6/15/2052 25,000 16,667
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 265,935
3.85%, 8/5/2032 40,000 37,165
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Canadian National Railway
Co.,
6.20%, 6/1/2036 236,000 254,809
2.45%, 5/1/2050 85,000 52,719
4.40%, 8/5/2052 35,000 31,083
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031(b) 35,000 28,987
5.95%, 5/15/2037 250,000 258,407
3.00%, 12/2/2041 25,000 18,847
3.10%, 12/2/2051 30,000 20,169
6.13%, 9/15/2115 100,000 100,344
CSX Corp. ,
4.10%, 11/15/2032 40,000 37,500
4.10%, 3/15/2044(b) 250,000 209,635
4.30%, 3/1/2048 250,000 212,208
4.50%, 3/15/2049 150,000 130,458
3.95%, 5/1/2050(b) 100,000 79,686
4.50%, 11/15/2052 40,000 34,724
4.50%, 8/1/2054 150,000 127,734
4.65%, 3/1/2068 40,000 33,702
Kansas City Southern ,
2.88%, 11/15/2029 160,000 138,180
4.20%, 11/15/2069 115,000 84,879
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 85,721
3.00%, 3/15/2032(b) 55,000 46,957
4.45%, 6/15/2045 200,000 172,653
3.40%, 11/1/2049 170,000 122,054
2.90%, 8/25/2051 100,000 64,584
3.70%, 3/15/2053 40,000 30,032
4.55%, 6/1/2053 45,000 39,113
3.16%, 5/15/2055 250,000 165,447
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 71,340
1.75%, 9/1/2026 165,000 145,001
2.90%, 12/1/2026(b) 270,000 246,106
2.85%, 3/1/2027 25,000 22,567
4.30%, 6/15/2027 25,000 23,944
Union Pacific Corp. ,
3.25%, 8/15/2025(b) 500,000 480,533
2.15%, 2/5/2027 55,000 49,662
3.95%, 9/10/2028(b) 500,000 480,630
2.38%, 5/20/2031 200,000 168,381
4.50%, 1/20/2033(b) 100,000 97,776
3.60%, 9/15/2037 500,000 422,589
3.20%, 5/20/2041 100,000 78,457
4.05%, 11/15/2045 220,000 181,533
4.05%, 3/1/2046 340,000 278,253
2.95%, 3/10/2052 335,000 226,470
3.95%, 8/15/2059 300,000 233,807
8,143,260
Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices, Inc. ,
3.92%, 6/1/2032(b) 75,000 69,685
4.39%, 6/1/2052(b) 85,000 74,643
Analog Devices, Inc. ,
2.80%, 10/1/2041(b) 175,000 128,079
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 189,908

62 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.,
1.75%, 6/1/2030 60,000 48,927
5.10%, 10/1/2035 250,000 252,964
2.75%, 6/1/2050(b) 85,000 57,898
Broadcom Corp. ,
3.88%, 1/15/2027(b) 500,000 472,945
Broadcom, Inc. ,
3.15%, 11/15/2025(b) 26,000 24,628
4.00%, 4/15/2029(f) 95,000 86,302
4.15%, 11/15/2030 121,000 108,434
4.15%, 4/15/2032(b)(f) 80,000 70,229
4.30%, 11/15/2032(b) 200,000 176,268
3.42%, 4/15/2033(f) 84,000 67,343
3.47%, 4/15/2034(f) 1,000,000 797,733
3.14%, 11/15/2035(f) 300,000 220,580
4.93%, 5/15/2037(f) 363,000 316,669
3.50%, 2/15/2041(f) 100,000 71,003
Intel Corp. ,
3.40%, 3/25/2025(b) 300,000 292,461
3.70%, 7/29/2025(b) 500,000 487,665
3.75%, 3/25/2027(b) 200,000 192,818
3.15%, 5/11/2027(b) 300,000 282,659
3.75%, 8/5/2027 60,000 57,641
1.60%, 8/12/2028(b) 75,000 63,712
4.00%, 8/5/2029(b) 60,000 57,073
3.90%, 3/25/2030(b) 400,000 374,543
2.00%, 8/12/2031 100,000 79,200
2.80%, 8/12/2041(b) 30,000 20,947
4.10%, 5/11/2047(b) 300,000 241,884
3.73%, 12/8/2047 443,000 331,995
3.25%, 11/15/2049 100,000 68,056
4.75%, 3/25/2050(b) 400,000 347,157
4.90%, 8/5/2052(b) 60,000 53,079
5.05%, 8/5/2062(b) 60,000 52,636
KLA Corp. ,
4.65%, 11/1/2024 63,000 62,809
4.65%, 7/15/2032(b) 50,000 48,975
3.30%, 3/1/2050(b) 220,000 159,312
4.95%, 7/15/2052(b) 90,000 83,588
5.25%, 7/15/2062(b) 75,000 72,020
Lam Research Corp. ,
3.80%, 3/15/2025(b) 255,000 249,542
1.90%, 6/15/2030(b) 90,000 73,332
2.88%, 6/15/2050(b) 285,000 190,440
Micron Technology, Inc. ,
5.33%, 2/6/2029 150,000 143,988
6.75%, 11/1/2029 100,000 101,578
2.70%, 4/15/2032(b) 100,000 74,772
3.37%, 11/1/2041 50,000 33,385
3.48%, 11/1/2051 50,000 31,058
NVIDIA Corp. ,
1.55%, 6/15/2028(b) 365,000 311,661
2.85%, 4/1/2030 110,000 95,954
2.00%, 6/15/2031 200,000 160,185
3.50%, 4/1/2050 280,000 211,332
NXP BV ,
2.70%, 5/1/2025 25,000 23,531
3.88%, 6/18/2026 35,000 33,248
4.30%, 6/18/2029 100,000 93,230
3.40%, 5/1/2030 35,000 30,245
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV,
2.50%, 5/11/2031 190,000 151,331
2.65%, 2/15/2032 40,000 31,306
5.00%, 1/15/2033(b) 85,000 80,273
3.25%, 5/11/2041 195,000 136,059
3.13%, 2/15/2042 50,000 33,890
3.25%, 11/30/2051 30,000 18,681
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 237,738
1.30%, 5/20/2028(b) 73,000 61,764
2.15%, 5/20/2030(b) 80,000 67,683
1.65%, 5/20/2032 590,000 454,424
5.40%, 5/20/2033 100,000 104,112
4.65%, 5/20/2035(b) 100,000 97,100
4.50%, 5/20/2052(b) 90,000 78,819
6.00%, 5/20/2053 100,000 106,207
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 31,373
Texas Instruments, Inc. ,
4.70%, 11/18/2024 100,000 100,307
1.38%, 3/12/2025(b) 200,000 186,727
4.60%, 2/15/2028 105,000 104,857
2.25%, 9/4/2029 300,000 259,373
1.90%, 9/15/2031 80,000 64,740
3.65%, 8/16/2032 40,000 37,063
2.70%, 9/15/2051 100,000 68,722
TSMC Arizona Corp. ,
3.13%, 10/25/2041 200,000 155,239
4.50%, 4/22/2052 200,000 187,235
Xilinx, Inc. ,
2.38%, 6/1/2030 50,000 42,043
11,419,015
Software 0.5%
Adobe, Inc. ,
1.90%, 2/1/2025 30,000 28,340
3.25%, 2/1/2025 135,000 131,190
2.15%, 2/1/2027(b) 245,000 222,976
2.30%, 2/1/2030 100,000 85,267
Autodesk, Inc. ,
2.40%, 12/15/2031(b) 155,000 123,818
Microsoft Corp. ,
2.88%, 2/6/2024 365,000 358,527
2.40%, 8/8/2026 465,000 433,590
3.50%, 2/12/2035 325,000 293,564
3.45%, 8/8/2036 239,000 211,439
2.53%, 6/1/2050 836,000 550,129
2.92%, 3/17/2052 1,075,000 760,563
2.68%, 6/1/2060 400,000 253,765
Oracle Corp. ,
2.50%, 4/1/2025 100,000 94,288
5.80%, 11/10/2025(b) 35,000 35,783
2.65%, 7/15/2026 190,000 174,633
3.25%, 11/15/2027 300,000 275,539
6.15%, 11/9/2029 65,000 67,468
2.95%, 4/1/2030(b) 600,000 511,561
3.25%, 5/15/2030(b) 250,000 217,067
2.88%, 3/25/2031 500,000 414,564
6.25%, 11/9/2032 180,000 188,392
3.90%, 5/15/2035 200,000 167,253

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
5.38%, 7/15/2040 350,000 321,175
4.50%, 7/8/2044 370,000 297,500
4.00%, 7/15/2046 500,000 364,369
4.00%, 11/15/2047 500,000 365,448
3.60%, 4/1/2050 700,000 471,287
6.90%, 11/9/2052 180,000 192,568
3.85%, 4/1/2060 250,000 166,109
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 47,739
1.00%, 9/15/2025 60,000 53,758
2.95%, 9/15/2029 90,000 78,271
1.75%, 2/15/2031 245,000 188,741
Salesforce, Inc. ,
3.70%, 4/11/2028 500,000 479,580
1.95%, 7/15/2031 35,000 27,904
2.70%, 7/15/2041 200,000 142,745
2.90%, 7/15/2051 290,000 190,071
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 110,927
VMware, Inc. ,
4.70%, 5/15/2030 300,000 279,064
Workday, Inc. ,
3.50%, 4/1/2027 50,000 46,728
3.70%, 4/1/2029 50,000 45,872
3.80%, 4/1/2032(b) 70,000 61,792
9,531,364
Specialty Retail 0.4%
Advance Auto Parts, Inc. ,
3.50%, 3/15/2032 55,000 45,123
AutoNation, Inc. ,
1.95%, 8/1/2028 45,000 35,886
2.40%, 8/1/2031(b) 90,000 64,711
3.85%, 3/1/2032 30,000 23,945
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 311,467
4.00%, 4/15/2030 100,000 92,595
4.75%, 8/1/2032(b) 40,000 38,768
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 125,000 98,905
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 32,234
Home Depot, Inc. (The) ,
2.70%, 4/15/2025(b) 30,000 28,749
4.00%, 9/15/2025 30,000 29,645
2.50%, 4/15/2027 200,000 184,036
2.88%, 4/15/2027 45,000 41,972
2.80%, 9/14/2027(b) 750,000 694,689
0.90%, 3/15/2028 130,000 107,796
1.50%, 9/15/2028(b) 100,000 85,019
3.90%, 12/6/2028 300,000 288,794
1.38%, 3/15/2031(b) 300,000 232,403
1.88%, 9/15/2031 100,000 79,910
3.25%, 4/15/2032 200,000 177,714
4.50%, 9/15/2032 90,000 87,876
5.95%, 4/1/2041 150,000 163,144
4.20%, 4/1/2043 150,000 131,247
4.40%, 3/15/2045 600,000 536,074
3.35%, 4/15/2050 135,000 99,094
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The),
2.38%, 3/15/2051 200,000 119,313
2.75%, 9/15/2051 100,000 65,338
3.63%, 4/15/2052(b) 140,000 108,069
4.95%, 9/15/2052(b) 25,000 23,996
Lowe's Cos., Inc. ,
3.13%, 9/15/2024(b) 400,000 386,936
4.00%, 4/15/2025(b) 500,000 490,262
4.40%, 9/8/2025 40,000 39,403
3.35%, 4/1/2027(b) 60,000 56,326
3.10%, 5/3/2027 250,000 232,749
1.30%, 4/15/2028 170,000 141,270
1.70%, 9/15/2028(b) 80,000 67,193
6.50%, 3/15/2029 236,000 252,921
3.65%, 4/5/2029(b) 400,000 369,572
1.70%, 10/15/2030 75,000 58,650
3.75%, 4/1/2032(b) 245,000 217,937
5.00%, 4/15/2033 60,000 58,573
2.80%, 9/15/2041 60,000 40,830
4.05%, 5/3/2047 250,000 195,531
3.00%, 10/15/2050(b) 345,000 219,468
4.25%, 4/1/2052 65,000 51,532
5.63%, 4/15/2053(b) 50,000 47,865
4.45%, 4/1/2062 75,000 58,305
5.80%, 9/15/2062 60,000 57,430
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026(b) 300,000 288,104
4.70%, 6/15/2032 100,000 96,657
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 456,985
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 42,231
7,955,242
Technology Hardware, Storage & Peripherals 0 .4%
Apple, Inc. ,
2.50%, 2/9/2025(b) 595,000 568,851
1.13%, 5/11/2025 140,000 128,891
0.55%, 8/20/2025(b) 500,000 450,971
3.25%, 2/23/2026(b) 230,000 220,954
2.45%, 8/4/2026 625,000 579,614
3.35%, 2/9/2027(b) 500,000 478,060
3.20%, 5/11/2027 300,000 284,321
1.40%, 8/5/2028(b) 50,000 42,355
3.25%, 8/8/2029 150,000 138,651
2.20%, 9/11/2029(b) 235,000 203,170
1.65%, 5/11/2030 300,000 245,023
1.25%, 8/20/2030 500,000 393,632
1.65%, 2/8/2031(b) 250,000 201,227
1.70%, 8/5/2031(b) 50,000 39,974
3.35%, 8/8/2032(b) 150,000 136,167
3.85%, 5/4/2043 550,000 474,309
4.38%, 5/13/2045 355,000 328,072
4.65%, 2/23/2046 460,000 435,493
2.65%, 5/11/2050 300,000 198,481
2.40%, 8/20/2050 100,000 62,198
2.65%, 2/8/2051(b) 400,000 263,791
2.70%, 8/5/2051 50,000 32,962
3.95%, 8/8/2052(b) 120,000 101,964
2.55%, 8/20/2060(b) 300,000 181,531

64 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
2.85%, 8/5/2061 50,000 32,152
4.10%, 8/8/2062 120,000 99,745
Dell International LLC ,
4.00%, 7/15/2024 200,000 196,555
6.02%, 6/15/2026(b) 700,000 714,109
3.38%, 12/15/2041(f) 100,000 66,973
8.35%, 7/15/2046 99,000 112,787
3.45%, 12/15/2051(b)(f) 150,000 91,800
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(e) 150,000 149,607
HP, Inc. ,
1.45%, 6/17/2026(b) 155,000 135,780
4.75%, 1/15/2028(b) 60,000 58,214
4.00%, 4/15/2029(b) 60,000 54,768
2.65%, 6/17/2031 50,000 38,954
4.20%, 4/15/2032 60,000 51,587
5.50%, 1/15/2033 60,000 56,367
6.00%, 9/15/2041(b) 250,000 239,865
Western Digital Corp. ,
2.85%, 2/1/2029(b) 250,000 193,418
8,483,343
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 357,458
3.88%, 11/1/2045(b) 250,000 216,256
3.38%, 3/27/2050 200,000 156,465
730,179
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 475,000 466,971
Tobacco 0.3%
Altria Group, Inc. ,
4.40%, 2/14/2026(b) 160,000 156,633
4.50%, 5/2/2043 250,000 187,686
5.38%, 1/31/2044(b) 170,000 149,838
5.95%, 2/14/2049 500,000 444,616
3.70%, 2/4/2051 250,000 156,580
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 481,443
4.70%, 4/2/2027 100,000 95,859
3.56%, 8/15/2027 750,000 685,171
4.74%, 3/16/2032 70,000 62,113
4.39%, 8/15/2037 350,000 272,126
4.54%, 8/15/2047 460,000 325,024
4.76%, 9/6/2049(b) 150,000 108,640
5.65%, 3/16/2052 70,000 57,702
BAT International Finance plc ,
1.67%, 3/25/2026(b) 150,000 132,908
4.45%, 3/16/2028 70,000 64,831
Philip Morris International,
Inc. ,
5.13%, 11/15/2024 90,000 90,119
5.00%, 11/17/2025 90,000 90,404
5.13%, 11/17/2027 90,000 90,657
5.63%, 11/17/2029 70,000 71,014
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
5.75%, 11/17/2032(b) 30,000 30,583
6.38%, 5/16/2038 460,000 489,657
3.88%, 8/21/2042 250,000 189,798
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 489,129
5.70%, 8/15/2035 120,000 108,319
5,030,850
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 69,827
3.25%, 3/1/2025 1,000,000 948,900
3.75%, 6/1/2026(b) 250,000 234,165
1.88%, 8/15/2026 80,000 69,483
2.10%, 9/1/2028 100,000 81,450
3.25%, 10/1/2029(b) 250,000 212,869
Aircastle Ltd. ,
4.13%, 5/1/2024 300,000 289,995
GATX Corp. ,
3.25%, 9/15/2026 50,000 46,361
4.00%, 6/30/2030 100,000 88,614
4.90%, 3/15/2033(b) 145,000 135,203
3.10%, 6/1/2051 90,000 53,828
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 195,013
2,425,708
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032 60,000 57,403
4.30%, 9/1/2045(b) 500,000 423,091
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 136,580
5.30%, 5/1/2052 40,000 37,404
654,478
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035(b) 177,000 187,626
6.13%, 3/30/2040 350,000 361,064
Rogers Communications, Inc. ,
2.95%, 3/15/2025(f) 80,000 76,225
3.63%, 12/15/2025(b) 200,000 191,590
3.20%, 3/15/2027(b)(f) 60,000 55,516
3.80%, 3/15/2032(f) 70,000 60,407
4.50%, 3/15/2042(f) 70,000 57,055
4.50%, 3/15/2043(b) 100,000 80,955
5.00%, 3/15/2044 80,000 68,537
3.70%, 11/15/2049 400,000 270,898
4.55%, 3/15/2052(f) 80,000 62,023
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 500,000 480,853
3.75%, 4/15/2027(b) 500,000 470,946
2.05%, 2/15/2028(b) 100,000 85,883
3.88%, 4/15/2030 500,000 452,907
2.55%, 2/15/2031 500,000 408,460
2.70%, 3/15/2032 80,000 64,635
4.38%, 4/15/2040 250,000 213,350

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
3.00%, 2/15/2041 200,000 141,125
4.50%, 4/15/2050 300,000 246,641
3.30%, 2/15/2051 300,000 200,203
3.40%, 10/15/2052 200,000 134,390
5.80%, 9/15/2062 200,000 193,490
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 492,038
7.88%, 2/15/2030 206,000 232,164
4.38%, 2/19/2043 500,000 400,274
5.25%, 5/30/2048 400,000 352,292
4.25%, 9/17/2050(b) 40,000 30,503
6,072,050
Total Corporate Bonds
(cost $548,860,273)
478,963,115
Foreign Government Securities 1.5%
CANADA 0.2%
Province of Alberta,
3.30%, 3/15/2028(b) 500,000 473,099
Province of Ontario,
3.05%, 1/29/2024 500,000 490,361
2.50%, 4/27/2026 600,000 562,272
2.00%, 10/2/2029(b) 1,000,000 861,377
Province of Quebec,
2.50%, 4/9/2024(b) 500,000 484,881
0.60%, 7/23/2025 450,000 407,604
7.50%, 9/15/2029 578,000 678,894
3,958,488
CHILE 0.1%
Republic of Chile,
3.13%, 3/27/2025 750,000 727,575
3.24%, 2/6/2028(b) 500,000 463,018
2.45%, 1/31/2031 500,000 414,714
2.55%, 1/27/2032(b) 500,000 409,088
3.10%, 5/7/2041(b) 400,000 287,335
3.63%, 10/30/2042 400,000 305,013
3.25%, 9/21/2071 200,000 123,123
2,729,866
GERMANY 0.0%
†
FMS Wertmanagement AoeR,
2.75%, 1/30/2024(b) 600,000 587,250
HUNGARY 0.0%
†
Hungary Government Bond,
5.38%, 3/25/2024 500,000 499,450
7.63%, 3/29/2041 100,000 109,157
608,607
INDONESIA 0.2%
Republic of Indonesia,
4.15%, 9/20/2027 200,000 196,050
3.50%, 1/11/2028 500,000 474,574
4.10%, 4/24/2028 1,000,000 979,280
2.85%, 2/14/2030 500,000 443,811
Foreign Government Securities
Principal
Amount ($) Value ($)
4.65%, 9/20/2032 200,000 195,567
5.35%, 2/11/2049(b) 200,000 194,019
4.20%, 10/15/2050 200,000 165,020
4.45%, 4/15/2070(b) 200,000 167,655
2,815,976
ISRAEL 0.0%
†
State of Israel Government
Bond,
3.25%, 1/17/2028(b) 200,000 189,500
3.38%, 1/15/2050(b) 200,000 153,594
3.88%, 7/3/2050(b) 200,000 168,214
4.50%, 4/3/2120 200,000 174,912
686,220
ITALY 0.0%
†
Italian Republic Government
Bond,
5.38%, 6/15/2033 491,000 475,348
4.00%, 10/17/2049(b) 400,000 283,240
758,588
JAPAN 0.2%
Japan Bank for International
Cooperation,
2.50%, 5/23/2024(b) 2,000,000 1,934,276
2.38%, 4/20/2026 500,000 463,685
1.88%, 7/21/2026(b) 500,000 453,112
2,851,073
MEXICO 0.2%
United Mexican States,
4.15%, 3/28/2027(b) 200,000 194,749
3.75%, 1/11/2028(b) 1,000,000 943,780
2.66%, 5/24/2031(b) 700,000 564,570
4.88%, 5/19/2033(b) 200,000 183,588
6.75%, 9/27/2034 996,000 1,039,881
6.05%, 1/11/2040(b) 400,000 387,991
4.75%, 3/8/2044 400,000 322,630
5.55%, 1/21/2045 300,000 269,082
4.60%, 1/23/2046 347,000 270,356
4.35%, 1/15/2047(b) 300,000 225,414
3.77%, 5/24/2061(b) 200,000 126,306
4,528,347
PANAMA 0.1%
Republic of Panama,
2.25%, 9/29/2032 200,000 148,101
6.70%, 1/26/2036 250,000 260,388
4.30%, 4/29/2053 500,000 360,903
4.50%, 4/1/2056 400,000 291,418
3.87%, 7/23/2060 200,000 128,827
1,189,637
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027(b) 250,000 239,193
2.78%, 1/23/2031 500,000 413,615
8.75%, 11/21/2033 300,000 364,575
3.00%, 1/15/2034(b) 200,000 157,531
3.30%, 3/11/2041 200,000 145,408

66 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
5.63%, 11/18/2050(b) 300,000 296,227
3.60%, 1/15/2072(b) 150,000 97,396
1,713,945
PHILIPPINES 0.2%
Republic of Philippines,
4.20%, 1/21/2024 500,000 494,501
9.50%, 2/2/2030 500,000 634,400
2.46%, 5/5/2030 500,000 433,813
7.75%, 1/14/2031(b) 200,000 237,233
6.38%, 10/23/2034(b) 500,000 553,263
3.70%, 2/2/2042 600,000 487,750
2,840,960
POLAND 0.0%
†
Republic of Poland,
4.00%, 1/22/2024 500,000 493,050
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 904,708
Republic of Korea,
5.63%, 11/3/2025 300,000 304,680
4.13%, 6/10/2044(b) 250,000 229,485
1,438,873
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 1,250,000 1,258,703
5.10%, 6/18/2050 700,000 685,887
1,944,590
Total Foreign Government Securities
(cost $32,768,963)
29,145,470
Mortgage-Backed Securities 27.5%
FHLMC Gold Pool
Pool# C90719
5.00%, 10/1/2023 12,624 12,569
Pool# J09912
4.00%, 6/1/2024 39,567 38,674
Pool# C00351
8.00%, 7/1/2024 51 52
Pool# D60780
8.00%, 6/1/2025 299 299
Pool# G30267
5.00%, 8/1/2025 14,856 14,804
Pool# E02746
3.50%, 11/1/2025 45,986 45,010
Pool# J13883
3.50%, 12/1/2025 105,000 103,200
Pool# J14732
4.00%, 3/1/2026 56,335 55,039
Pool# E02896
3.50%, 5/1/2026 49,501 48,651
Pool# J18127
3.00%, 3/1/2027 74,253 71,746
Pool# J18702
3.00%, 3/1/2027 66,096 63,956
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J19106
3.00%, 5/1/2027 29,764 28,769
Pool# J20471
3.00%, 9/1/2027 132,455 127,838
Pool# D82854
7.00%, 10/1/2027 27 27
Pool# G14609
3.00%, 11/1/2027 201,400 194,105
Pool# C00566
7.50%, 12/1/2027 338 346
Pool# G15100
2.50%, 7/1/2028 91,231 86,842
Pool# C18271
7.00%, 11/1/2028 1,170 1,184
Pool# C00678
7.00%, 11/1/2028 327 334
Pool# C00836
7.00%, 7/1/2029 272 281
Pool# C31285
7.00%, 9/1/2029 459 465
Pool# G18536
2.50%, 1/1/2030 1,298,645 1,221,783
Pool# C37436
8.00%, 1/1/2030 809 847
Pool# C36429
7.00%, 2/1/2030 494 494
Pool# C36306
7.00%, 2/1/2030 452 453
Pool# C00921
7.50%, 2/1/2030 578 602
Pool# G01108
7.00%, 4/1/2030 202 207
Pool# C37703
7.50%, 4/1/2030 311 311
Pool# G18552
3.00%, 5/1/2030 474,647 454,580
Pool# U49055
3.00%, 6/1/2030 53,073 50,062
Pool# J32243
3.00%, 7/1/2030 388,381 371,184
Pool# J32257
3.00%, 7/1/2030 77,740 74,457
Pool# J32255
3.00%, 7/1/2030 73,098 70,003
Pool# C41561
8.00%, 8/1/2030 1,569 1,580
Pool# C01051
8.00%, 9/1/2030 829 871
Pool# C43550
7.00%, 10/1/2030 1,140 1,141
Pool# C44017
7.50%, 10/1/2030 365 365
Pool# C43967
8.00%, 10/1/2030 1,247 1,246
Pool# C44957
8.00%, 11/1/2030 713 714
Pool# J33361
3.00%, 12/1/2030 175,921 168,482
Pool# G18578
3.00%, 12/1/2030 160,258 153,085

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J33315
3.00%, 12/1/2030 70,427 67,445
Pool# C01103
7.50%, 12/1/2030 417 441
Pool# C46932
7.50%, 1/1/2031 536 538
Pool# G18587
3.00%, 2/1/2031 116,339 110,710
Pool# G18592
3.00%, 3/1/2031 129,047 123,584
Pool# C48206
7.50%, 3/1/2031 1,420 1,419
Pool# C91366
4.50%, 4/1/2031 41,175 40,902
Pool# G18601
3.00%, 5/1/2031 75,437 72,245
Pool# G18605
3.00%, 6/1/2031 44,016 42,154
Pool# J34627
3.00%, 6/1/2031 11,427 10,943
Pool# C91377
4.50%, 6/1/2031 22,104 21,957
Pool# C53324
7.00%, 6/1/2031 1,307 1,314
Pool# C01209
8.00%, 6/1/2031 278 278
Pool# J35107
2.50%, 8/1/2031 85,005 79,408
Pool# G01309
7.00%, 8/1/2031 486 499
Pool# G01311
7.00%, 9/1/2031 3,986 4,120
Pool# C01222
7.00%, 9/1/2031 579 606
Pool# G01315
7.00%, 9/1/2031 147 153
Pool# J35522
2.50%, 10/1/2031 291,622 272,409
Pool# C60012
7.00%, 11/1/2031 557 557
Pool# C61298
8.00%, 11/1/2031 2,038 2,043
Pool# J35957
2.50%, 12/1/2031 424,488 396,524
Pool# C61105
7.00%, 12/1/2031 4,439 4,478
Pool# C63171
7.00%, 1/1/2032 3,189 3,264
Pool# V61548
2.50%, 2/1/2032 412,631 386,250
Pool# D99004
3.50%, 3/1/2032 73,992 71,731
Pool# G30577
3.50%, 4/1/2032 153,851 149,149
Pool# G01391
7.00%, 4/1/2032 7,569 7,976
Pool# C01345
7.00%, 4/1/2032 2,671 2,798
Pool# C01370
8.00%, 4/1/2032 641 664
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01381
8.00%, 5/1/2032 8,054 8,390
Pool# C68290
7.00%, 6/1/2032 1,999 2,024
Pool# C68300
7.00%, 6/1/2032 780 779
Pool# D99266
3.50%, 7/1/2032 121,254 117,549
Pool# G01449
7.00%, 7/1/2032 4,675 4,860
Pool# C69908
7.00%, 8/1/2032 20,490 20,943
Pool# C91558
3.50%, 9/1/2032 24,254 23,513
Pool# G16407
2.50%, 1/1/2033 220,127 206,070
Pool# G16408
2.50%, 1/1/2033 154,384 144,516
Pool# G01536
7.00%, 3/1/2033 7,447 7,741
Pool# C01528
5.00%, 4/1/2033 33,833 34,515
Pool# G30646
3.00%, 5/1/2033 148,287 139,202
Pool# G30642
3.00%, 5/1/2033 75,486 70,861
Pool# K90535
3.00%, 5/1/2033 33,074 31,130
Pool# G18693
4.00%, 5/1/2033 48,042 47,359
Pool# G18696
3.50%, 7/1/2033 13,277 12,782
Pool# A16419
6.50%, 11/1/2033 13,249 13,640
Pool# C01806
7.00%, 1/1/2034 10,210 10,246
Pool# A21356
6.50%, 4/1/2034 42,180 43,948
Pool# C01851
6.50%, 4/1/2034 16,315 16,872
Pool# A24301
6.50%, 5/1/2034 24,787 25,420
Pool# A22067
6.50%, 5/1/2034 12,748 13,253
Pool# G18737
3.50%, 6/1/2034 85,987 83,000
Pool# A24988
6.50%, 7/1/2034 9,855 10,106
Pool# G01741
6.50%, 10/1/2034 5,758 5,965
Pool# G08023
6.50%, 11/1/2034 12,259 12,930
Pool# G01947
7.00%, 5/1/2035 5,859 6,063
Pool# G08073
5.50%, 8/1/2035 53,989 55,925
Pool# A37135
5.50%, 9/1/2035 90,825 93,351
Pool# A47368
5.00%, 10/1/2035 73,714 75,099

68 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A38531
5.50%, 10/1/2035 122,132 126,736
Pool# A38255
5.50%, 10/1/2035 96,229 99,758
Pool# G08088
6.50%, 10/1/2035 50,877 53,476
Pool# A39759
5.50%, 11/1/2035 3,968 4,077
Pool# A40376
5.50%, 12/1/2035 2,454 2,510
Pool# A42305
5.50%, 1/1/2036 7,612 7,762
Pool# A41548
7.00%, 1/1/2036 6,118 6,113
Pool# G08111
5.50%, 2/1/2036 74,281 76,990
Pool# A43886
5.50%, 3/1/2036 229,002 232,127
Pool# A43885
5.50%, 3/1/2036 163,564 165,457
Pool# A43884
5.50%, 3/1/2036 89,925 90,354
Pool# A48378
5.50%, 3/1/2036 62,647 62,955
Pool# A43861
5.50%, 3/1/2036 44,136 44,503
Pool# G08116
5.50%, 3/1/2036 16,707 17,337
Pool# A48735
5.50%, 5/1/2036 6,482 6,510
Pool# A53039
6.50%, 10/1/2036 41,911 43,063
Pool# G05254
5.00%, 1/1/2037 51,854 53,015
Pool# G04331
5.00%, 2/1/2037 51,596 52,751
Pool# G05941
6.00%, 2/1/2037 261,695 271,373
Pool# G03620
6.50%, 10/1/2037 1,729 1,816
Pool# G03721
6.00%, 12/1/2037 23,216 24,151
Pool# G03969
6.00%, 2/1/2038 25,719 26,672
Pool# C91982
3.50%, 3/1/2038 86,842 81,600
Pool# G04913
5.00%, 3/1/2038 91,751 93,805
Pool# G05299
4.50%, 6/1/2038 83,360 82,299
Pool# G04581
6.50%, 8/1/2038 45,961 47,610
Pool# C92013
3.50%, 9/1/2038 211,372 198,612
Pool# A81674
6.00%, 9/1/2038 167,708 172,992
Pool# G05459
5.50%, 5/1/2039 633,375 657,547
Pool# G05535
4.50%, 7/1/2039 248,268 246,266
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A89500
4.50%, 10/1/2039 24,922 24,696
Pool# A91165
5.00%, 2/1/2040 1,005,790 1,019,669
Pool# G60342
4.50%, 5/1/2042 245,904 244,048
Pool# G60195
4.00%, 6/1/2042 313,947 301,839
Pool# Q08977
4.00%, 6/1/2042 62,982 60,762
Pool# Q09824
4.00%, 8/1/2042 40,510 38,947
Pool# Q11087
4.00%, 9/1/2042 47,427 45,620
Pool# G07158
3.50%, 10/1/2042 173,341 162,424
Pool# G07163
3.50%, 10/1/2042 157,806 147,884
Pool# Q11532
3.50%, 10/1/2042 117,877 110,440
Pool# Q12051
3.50%, 10/1/2042 93,789 87,892
Pool# Q12052
3.50%, 10/1/2042 40,569 38,018
Pool# C09020
3.50%, 11/1/2042 279,281 261,661
Pool# G07264
3.50%, 12/1/2042 254,691 238,570
Pool# Q14292
3.50%, 1/1/2043 68,214 63,910
Pool# Q15884
3.00%, 2/1/2043 377,951 344,290
Pool# Q16470
3.00%, 3/1/2043 814,726 742,170
Pool# V80002
2.50%, 4/1/2043 321,011 277,083
Pool# Q16915
3.00%, 4/1/2043 288,701 262,990
Pool# Q17675
3.50%, 4/1/2043 301,601 282,631
Pool# Q18523
3.50%, 5/1/2043 301,064 281,842
Pool# Q18751
3.50%, 6/1/2043 399,705 374,185
Pool# G07410
3.50%, 7/1/2043 131,107 122,860
Pool# Q20332
3.50%, 7/1/2043 43,626 40,841
Pool# G07459
3.50%, 8/1/2043 362,293 339,201
Pool# G60038
3.50%, 1/1/2044 768,195 719,730
Pool# Q26869
4.00%, 6/1/2044 343,866 329,739
Pool# G07946
4.00%, 7/1/2044 11,547 11,072
Pool# Q28607
3.50%, 9/1/2044 142,090 132,918
Pool# G61231
3.50%, 9/1/2044 37,158 34,794

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08609
3.50%, 10/1/2044 119,151 111,213
Pool# Q30833
4.00%, 1/1/2045 16,746 16,058
Pool# G60400
4.50%, 1/1/2045 97,349 95,741
Pool# G07925
4.00%, 2/1/2045 31,747 30,772
Pool# Q34165
4.00%, 6/1/2045 198,255 190,111
Pool# V81873
4.00%, 8/1/2045 118,075 113,224
Pool# G08669
4.00%, 9/1/2045 180,771 173,343
Pool# V82126
3.50%, 12/1/2045 109,869 102,242
Pool# Q38199
3.50%, 1/1/2046 8,847 8,223
Pool# Q38357
4.00%, 1/1/2046 49,081 47,065
Pool# G61365
4.50%, 1/1/2046 35,830 35,238
Pool# G08697
3.00%, 3/1/2046 515,375 461,730
Pool# Q39364
3.50%, 3/1/2046 82,039 76,303
Pool# Q39434
3.50%, 3/1/2046 67,110 62,491
Pool# Q39440
4.00%, 3/1/2046 28,285 27,117
Pool# G08704
4.50%, 4/1/2046 18,136 17,836
Pool# Q40097
4.50%, 4/1/2046 2,932 2,878
Pool# G60582
3.50%, 5/1/2046 207,103 192,645
Pool# Q40718
3.50%, 5/1/2046 69,056 64,199
Pool# G08707
4.00%, 5/1/2046 85,208 81,689
Pool# G08708
4.50%, 5/1/2046 13,021 12,806
Pool# Q40728
4.50%, 5/1/2046 2,666 2,617
Pool# Q41548
3.00%, 7/1/2046 77,467 69,557
Pool# Q41903
3.50%, 7/1/2046 98,036 91,151
Pool# Q41491
3.50%, 7/1/2046 9,615 8,931
Pool# Q41407
3.50%, 7/1/2046 2,640 2,451
Pool# G61791
4.00%, 7/1/2046 76,843 73,687
Pool# Q41947
4.50%, 7/1/2046 3,814 3,731
Pool# G08715
3.00%, 8/1/2046 519,854 466,127
Pool# Q42596
3.50%, 8/1/2046 83,532 77,936
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q42203
3.50%, 8/1/2046 22,148 20,625
Pool# G61237
3.50%, 8/1/2046 15,627 14,638
Pool# Q42393
3.50%, 8/1/2046 12,139 11,272
Pool# Q42680
4.00%, 8/1/2046 2,584 2,479
Pool# G08720
4.50%, 8/1/2046 9,791 9,629
Pool# G61323
3.00%, 9/1/2046 494,199 450,204
Pool# G08721
3.00%, 9/1/2046 285,697 256,082
Pool# V82617
3.50%, 9/1/2046 188,749 175,375
Pool# G08722
3.50%, 9/1/2046 56,692 52,892
Pool# G60733
4.50%, 9/1/2046 110,193 108,372
Pool# G60722
3.00%, 10/1/2046 838,368 751,724
Pool# Q44035
3.00%, 10/1/2046 403,092 360,932
Pool# G61815
4.00%, 10/1/2046 33,516 32,139
Pool# G61257
3.00%, 11/1/2046 781,709 698,820
Pool# Q44452
3.00%, 11/1/2046 180,521 161,453
Pool# G08732
3.00%, 11/1/2046 51,804 46,268
Pool# Q44473
3.50%, 11/1/2046 22,977 21,332
Pool# Q44223
3.50%, 11/1/2046 13,305 12,348
Pool# G08734
4.00%, 11/1/2046 253,692 242,901
Pool# G08737
3.00%, 12/1/2046 1,718,061 1,537,837
Pool# G60989
3.00%, 12/1/2046 299,814 268,820
Pool# Q45878
3.00%, 12/1/2046 64,184 57,314
Pool# G08738
3.50%, 12/1/2046 1,099,109 1,021,003
Pool# Q45024
3.50%, 12/1/2046 81,618 75,819
Pool# G08741
3.00%, 1/1/2047 471,101 421,538
Pool# G08747
3.00%, 2/1/2047 894,768 800,602
Pool# G08748
3.50%, 2/1/2047 228,196 212,351
Pool# G08749
4.00%, 2/1/2047 389,155 372,282
Pool# G61890
4.00%, 2/1/2047 27,769 26,606
Pool# G08751
3.50%, 3/1/2047 340,445 316,176

70 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q47592
3.50%, 4/1/2047 57,952 53,802
Pool# Q47484
3.50%, 4/1/2047 13,800 12,830
Pool# G60988
3.00%, 5/1/2047 1,033,310 926,812
Pool# Q48098
3.50%, 5/1/2047 44,597 41,465
Pool# Q48237
4.50%, 5/1/2047 69,747 68,443
Pool# G61390
3.00%, 6/1/2047 761,840 681,714
Pool# Q48414
4.50%, 6/1/2047 50,686 49,311
Pool# Q48365
4.50%, 6/1/2047 15,391 15,136
Pool# G08770
3.50%, 7/1/2047 651,585 607,107
Pool# V83270
3.50%, 7/1/2047 149,331 138,577
Pool# G61339
3.00%, 8/1/2047 154,276 138,145
Pool# G08774
3.50%, 8/1/2047 72,021 66,792
Pool# Q49917
3.50%, 8/1/2047 52,488 48,708
Pool# Q53085
3.00%, 9/1/2047 164,272 147,869
Pool# G61295
3.50%, 9/1/2047 358,924 334,344
Pool# G08779
3.50%, 9/1/2047 195,487 179,012
Pool# G61622
3.00%, 10/1/2047 374,429 335,512
Pool# G08785
4.00%, 10/1/2047 22,385 21,230
Pool# Q52075
4.00%, 11/1/2047 134,873 129,147
Pool# V83598
3.50%, 12/1/2047 58,133 53,916
Pool# G67707
3.50%, 1/1/2048 431,058 404,038
Pool# V83909
4.00%, 1/1/2048 161,810 154,966
Pool# G61311
3.50%, 2/1/2048 401,071 372,020
Pool# T65458
3.50%, 2/1/2048 72,094 65,267
Pool# Q54460
4.00%, 2/1/2048 123,529 119,361
Pool# G08801
4.00%, 2/1/2048 122,307 116,771
Pool# G61298
4.00%, 2/1/2048 57,379 54,844
Pool# Q54727
3.50%, 3/1/2048 164,631 152,706
Pool# Q55401
5.00%, 4/1/2048 34,570 34,620
Pool# V84237
3.50%, 5/1/2048 268,079 248,216
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08813
3.50%, 5/1/2048 29,500 27,343
Pool# G08820
4.50%, 5/1/2048 230,115 225,984
Pool# G08821
5.00%, 5/1/2048 9,328 9,350
Pool# G67712
4.00%, 6/1/2048 118,138 114,153
Pool# G67713
4.00%, 6/1/2048 96,574 92,308
Pool# G08817
4.00%, 6/1/2048 35,723 34,023
Pool# G08818
4.50%, 6/1/2048 121,845 119,658
Pool# Q56473
4.50%, 6/1/2048 30,664 30,279
Pool# Q56472
4.50%, 6/1/2048 27,543 27,269
Pool# G08827
4.50%, 7/1/2048 82,882 81,237
Pool# Q57401
4.50%, 7/1/2048 38,212 37,732
Pool# Q57402
4.50%, 7/1/2048 11,978 11,843
Pool# G08833
5.00%, 7/1/2048 3,718 3,728
Pool# G08831
4.00%, 8/1/2048 96,724 92,331
Pool# G08836
4.00%, 9/1/2048 390,180 371,668
Pool# G67716
4.50%, 10/1/2048 67,472 66,588
Pool# G08843
4.50%, 10/1/2048 29,413 28,857
Pool# V85044
4.00%, 12/1/2048 116,291 111,008
Pool# V85082
4.50%, 12/1/2048 21,934 21,518
Pool# G61846
4.00%, 1/1/2049 2,043 1,950
Pool# V85139
4.50%, 1/1/2049 26,325 25,813
FHLMC Non Gold Pool
Pool# 1B8478
4.00%, 7/1/2041(a) 34,176 34,655
Pool# 2B0108
3.21%, 1/1/2042(a) 6,691 6,545
Pool# 2B1381
3.25%, 6/1/2043(a) 461 455
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 45,068 43,985
Pool# ZS7757
3.00%, 3/1/2030 321,681 309,348
Pool# SB0383
2.50%, 4/1/2032 713,015 666,744
Pool# ZS8701
3.50%, 6/1/2033 47,376 45,562
Pool# SB0218
3.00%, 10/1/2033 82,836 78,829

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB0366
3.50%, 2/1/2034 115,151 110,742
Pool# QN0248
3.00%, 7/1/2034 42,891 40,261
Pool# SB0095
3.50%, 7/1/2034 92,418 89,780
Pool# SB0069
3.00%, 9/1/2034 151,250 141,978
Pool# SB8021
3.00%, 12/1/2034 289,685 271,893
Pool# SB8500
2.50%, 7/1/2035 736,612 675,921
Pool# SB8505
2.50%, 10/1/2035 2,139,613 1,963,314
Pool# SB8506
2.00%, 2/1/2036 1,874,621 1,672,166
Pool# SB8508
2.00%, 2/1/2036 1,321,564 1,178,855
Pool# RC1826
2.00%, 2/1/2036 382,574 341,228
Pool# SB8092
1.50%, 3/1/2036 434,413 376,320
Pool# RC1887
2.00%, 3/1/2036 719,440 641,693
Pool# RC2049
2.00%, 6/1/2036 1,700,293 1,516,513
Pool# RC2045
2.00%, 6/1/2036 528,076 471,033
Pool# SB8112
2.50%, 7/1/2036 298,746 274,132
Pool# QN7405
2.00%, 8/1/2036 219,262 195,514
Pool# SB8119
2.00%, 9/1/2036 974,490 869,149
Pool# SB8140
1.50%, 2/1/2037 630,674 546,297
Pool# SB8144
1.50%, 3/1/2037 1,310,958 1,135,164
Pool# QN9700
1.50%, 3/1/2037 417,514 361,518
Pool# SB8148
2.00%, 4/1/2037 2,893,917 2,580,977
Pool# SB8154
2.50%, 5/1/2037 200,040 183,131
Pool# QA2237
3.00%, 7/1/2046 999,603 897,295
Pool# QA2226
3.00%, 7/1/2046 584,267 524,559
Pool# ZS4693
3.00%, 12/1/2046 785,788 702,527
Pool# ZM2339
3.50%, 1/1/2047 165,357 153,171
Pool# ZS4746
3.00%, 12/1/2047 389,124 346,307
Pool# ZA5785
4.50%, 10/1/2048 164,890 161,604
Pool# ZT1321
4.50%, 11/1/2048 209,529 205,314
Pool# ZA6139
4.50%, 12/1/2048 68,197 66,721
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD0295
3.00%, 2/1/2049 1,852,641 1,665,679
Pool# ZA6536
4.00%, 3/1/2049 76,527 72,795
Pool# ZA6380
4.00%, 3/1/2049 73,000 69,523
Pool# ZT1858
4.50%, 4/1/2049 38,290 37,537
Pool# QA8965
3.00%, 4/1/2050 567,113 500,973
Pool# RA2579
3.00%, 5/1/2050 260,324 229,842
Pool# RA3022
2.50%, 6/1/2050 592,606 504,471
Pool# SD7521
2.50%, 7/1/2050 889,300 763,709
Pool# RA3174
3.00%, 7/1/2050 550,999 488,355
Pool# SD7523
2.50%, 8/1/2050 232,151 199,278
Pool# RA3382
3.00%, 8/1/2050 542,200 478,038
Pool# SD0500
3.00%, 8/1/2050 41,071 36,774
Pool# SD0514
2.00%, 10/1/2050 863,476 708,684
Pool# RA3723
2.00%, 10/1/2050 273,186 223,336
Pool# RA3935
2.50%, 11/1/2050 2,592,253 2,210,462
Pool# RA3932
2.50%, 11/1/2050 1,521,214 1,300,941
Pool# RA3934
2.50%, 11/1/2050 755,929 642,253
Pool# RA3987
2.50%, 11/1/2050 336,222 286,703
Pool# RA4071
2.50%, 12/1/2050 887,910 754,385
Pool# RA4216
2.50%, 12/1/2050 821,149 697,620
Pool# RA4411
2.50%, 1/1/2051 1,916,028 1,633,654
Pool# RA4351
2.50%, 1/1/2051 994,131 844,529
Pool# RA4410
2.50%, 1/1/2051 684,293 581,325
Pool# RA4652
2.00%, 2/1/2051 3,136,793 2,561,161
Pool# RA4493
2.00%, 2/1/2051 1,498,026 1,223,133
Pool# QB9104
2.00%, 2/1/2051 796,498 650,474
Pool# RA4737
2.00%, 3/1/2051 2,884,252 2,355,954
Pool# RA4718
2.00%, 3/1/2051 1,261,397 1,029,931
Pool# SD7537
2.00%, 3/1/2051 675,449 551,731
Pool# SD8139
1.50%, 4/1/2051 951,286 734,273

72 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8140
2.00%, 4/1/2051 5,363,241 4,379,067
Pool# SD8145
1.50%, 5/1/2051 1,886,429 1,455,791
Pool# SD8146
2.00%, 5/1/2051 12,293,716 10,035,672
Pool# QC2070
2.00%, 5/1/2051 132,774 108,971
Pool# SD0593
3.00%, 5/1/2051 1,959,481 1,760,498
Pool# RA5436
2.00%, 6/1/2051 403,340 328,981
Pool# RA5373
2.00%, 6/1/2051 338,567 277,868
Pool# SD8154
1.50%, 7/1/2051 1,901,231 1,467,222
Pool# RA5398
2.00%, 7/1/2051 1,146,309 940,797
Pool# QC5128
2.00%, 8/1/2051 324,347 265,531
Pool# SD8166
2.00%, 9/1/2051 1,900,144 1,549,525
Pool# RA6140
2.00%, 10/1/2051 1,351,261 1,101,255
Pool# RA6085
2.00%, 10/1/2051 805,638 661,204
Pool# RA6091
2.00%, 10/1/2051 780,810 639,979
Pool# RA6503
2.00%, 12/1/2051 9,314,171 7,590,861
Pool# RA6624
2.00%, 1/1/2052 5,989,867 4,880,155
Pool# SD0856
2.00%, 1/1/2052 1,480,561 1,206,626
Pool# RA7543
4.00%, 6/1/2052 219,042 205,560
Pool# SD8224
2.50%, 7/1/2052 2,938,061 2,489,133
Pool# SD1488
4.00%, 8/1/2052 562,399 527,615
Pool# SD1424
4.00%, 8/1/2052 483,018 453,287
Pool# SD1501
4.00%, 8/1/2052 267,762 251,281
Pool# RA7920
4.00%, 9/1/2052 566,496 531,482
FNMA Pool
Pool# AC9890
2.75%, 4/1/2040(a) 230,315 229,282
Pool# AC9895
3.06%, 4/1/2040(a) 363,465 357,913
Pool# AJ1249
4.07%, 9/1/2041(a) 67,101 67,970
Pool# AK0714
2.24%, 2/1/2042(a) 9,778 9,571
Pool# AT4250
3.38%, 6/1/2043(a) 21,043 21,185
Pool# BF0203
3.00%, 2/1/2047 485,018 442,865
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# BF0206
4.00%, 2/1/2047 277,535 265,143
Pool# BF0200
3.50%, 11/1/2051 192,917 177,703
Pool# BF0171
4.00%, 1/1/2057 163,928 157,011
Pool# BF0184
4.00%, 2/1/2057 188,631 180,671
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 10,039 9,802
Pool# 934863
4.00%, 6/1/2024 28,036 27,623
Pool# AC1374
4.00%, 8/1/2024 12,938 12,747
Pool# AC1529
4.50%, 9/1/2024 59,634 59,519
Pool# AD0244
4.50%, 10/1/2024 6,479 6,467
Pool# AD4089
4.50%, 5/1/2025 74,985 74,771
Pool# 890216
4.50%, 7/1/2025 14,235 14,208
Pool# AB1609
4.00%, 10/1/2025 41,018 40,032
Pool# AH1361
3.50%, 12/1/2025 39,694 38,591
Pool# AH1518
3.50%, 12/1/2025 18,131 17,719
Pool# AH5616
3.50%, 2/1/2026 111,692 109,103
Pool# AL0298
4.00%, 5/1/2026 97,981 95,626
Pool# AB4277
3.00%, 1/1/2027 180,231 174,203
Pool# AL1391
3.50%, 1/1/2027 2,644 2,596
Pool# AP4746
3.00%, 8/1/2027 49,511 47,772
Pool# AP7855
3.00%, 9/1/2027 296,857 286,070
Pool# AP4640
3.00%, 9/1/2027 34,535 33,308
Pool# AQ5096
3.00%, 11/1/2027 72,680 70,066
Pool# AB6887
3.00%, 11/1/2027 58,159 56,026
Pool# AQ4532
3.00%, 11/1/2027 49,151 47,301
Pool# AQ3758
3.00%, 11/1/2027 35,771 34,459
Pool# AB6886
3.00%, 11/1/2027 29,910 28,824
Pool# AQ7406
3.00%, 11/1/2027 28,614 27,589
Pool# AQ2884
3.00%, 12/1/2027 26,438 25,447
Pool# AS0487
2.50%, 9/1/2028 153,697 146,056

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 930998
4.50%, 4/1/2029 3,302 3,238
Pool# BM1507
2.50%, 12/1/2029 87,013 82,964
Pool# AL8077
3.50%, 12/1/2029 10,400 10,207
Pool# BM4299
3.00%, 3/1/2030 338,084 327,062
Pool# AS4874
3.00%, 4/1/2030 221,306 211,704
Pool# AS5412
2.50%, 7/1/2030 87,164 81,724
Pool# AS5420
3.00%, 7/1/2030 188,336 180,174
Pool# AL7152
3.50%, 7/1/2030 200,643 196,771
Pool# AS5702
2.50%, 8/1/2030 310,788 291,408
Pool# AZ4898
2.50%, 8/1/2030 192,192 180,195
Pool# AY8448
3.00%, 8/1/2030 651,554 621,981
Pool# AZ2953
3.00%, 9/1/2030 566,560 540,895
Pool# AZ5718
3.00%, 9/1/2030 382,869 365,855
Pool# AS6060
3.00%, 10/1/2030 424,583 405,891
Pool# AZ9234
3.50%, 10/1/2030 24,790 23,964
Pool# BA2993
3.00%, 11/1/2030 88,224 84,393
Pool# AS6174
3.50%, 11/1/2030 11,208 10,945
Pool# AS6272
2.50%, 12/1/2030 117,208 109,890
Pool# AS6295
3.00%, 12/1/2030 164,350 157,214
Pool# BA3545
3.00%, 12/1/2030 79,724 76,262
Pool# AH1515
4.00%, 12/1/2030 180,790 174,997
Pool# AD0716
6.50%, 12/1/2030 517,138 530,128
Pool# BA6532
2.50%, 1/1/2031 92,509 86,732
Pool# BM5016
3.00%, 1/1/2031 272,020 260,231
Pool# AB2121
4.00%, 1/1/2031 28,018 27,120
Pool# AL8060
3.00%, 2/1/2031 194,098 185,682
Pool# MA0641
4.00%, 2/1/2031 125,005 120,998
Pool# 560868
7.50%, 2/1/2031 527 526
Pool# AS6799
3.00%, 3/1/2031 142,172 136,008
Pool# BC0774
3.00%, 3/1/2031 84,773 80,927
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC4410
3.50%, 3/1/2031 10,710 10,425
Pool# AS6919
3.50%, 3/1/2031 9,501 9,277
Pool# BC0320
3.50%, 3/1/2031 7,630 7,436
Pool# BC4430
3.00%, 4/1/2031 30,920 29,500
Pool# AL8565
3.00%, 6/1/2031 102,948 98,473
Pool# AL8566
3.00%, 6/1/2031 94,466 90,368
Pool# AL8561
3.50%, 6/1/2031 93,279 91,094
Pool# AS8028
2.50%, 9/1/2031 336,099 314,249
Pool# AL9378
3.00%, 9/1/2031 49,259 47,121
Pool# MA2775
2.50%, 10/1/2031 704,931 659,118
Pool# BM1888
2.50%, 10/1/2031 608,285 578,993
Pool# AS8038
2.50%, 10/1/2031 317,739 297,107
Pool# BC4777
2.50%, 10/1/2031 261,061 243,588
Pool# AL9323
2.50%, 10/1/2031 15,106 14,126
Pool# AS8612
3.00%, 10/1/2031 86,495 82,577
Pool# 607212
7.50%, 10/1/2031 2,882 2,884
Pool# MA0895
3.50%, 11/1/2031 126,150 122,161
Pool# MA2830
2.50%, 12/1/2031 274,722 256,877
Pool# BM3814
2.50%, 12/1/2031 188,611 176,369
Pool# AS8594
2.50%, 1/1/2032 222,147 207,714
Pool# AS8597
2.50%, 1/1/2032 186,387 174,272
Pool# AS8609
3.00%, 1/1/2032 138,938 132,893
Pool# AL9786
3.00%, 1/1/2032 129,170 123,573
Pool# AL9585
3.50%, 1/1/2032 51,112 49,910
Pool# BM1036
2.50%, 2/1/2032 1,010,267 944,671
Pool# BM4624
3.00%, 2/1/2032 146,200 139,859
Pool# AL9872
3.00%, 2/1/2032 108,596 103,885
Pool# AL9740
3.00%, 2/1/2032 96,698 92,015
Pool# AL9871
3.00%, 2/1/2032 66,636 63,744
Pool# AS8767
3.00%, 2/1/2032 11,179 10,694

74 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1007
2.50%, 3/1/2032 300,060 280,553
Pool# AL9899
3.00%, 3/1/2032 19,508 18,661
Pool# BM3269
2.50%, 4/1/2032 443,329 414,539
Pool# MA1029
3.50%, 4/1/2032 109,156 105,703
Pool# 545556
7.00%, 4/1/2032 1,999 2,051
Pool# AO2565
3.50%, 5/1/2032 34,239 33,156
Pool# AS9695
3.50%, 5/1/2032 22,565 21,812
Pool# 545605
7.00%, 5/1/2032 2,750 2,842
Pool# BM4088
3.00%, 6/1/2032 176,249 168,599
Pool# AO5103
3.50%, 6/1/2032 119,453 115,673
Pool# 890786
3.50%, 6/1/2032 22,362 21,617
Pool# MA1107
3.50%, 7/1/2032 15,536 14,777
Pool# FM1664
4.00%, 7/1/2032 83,664 81,653
Pool# 651361
7.00%, 7/1/2032 957 957
Pool# BM1669
3.00%, 8/1/2032 110,235 104,906
Pool# AP1990
3.50%, 8/1/2032 53,267 51,582
Pool# AP1997
3.50%, 8/1/2032 28,796 27,885
Pool# BH5355
3.50%, 8/1/2032 5,690 5,501
Pool# AO7202
3.50%, 9/1/2032 107,667 104,263
Pool# MA1166
3.50%, 9/1/2032 84,708 82,027
Pool# BM5167
3.50%, 9/1/2032 15,344 14,984
Pool# CA0586
2.50%, 10/1/2032 47,126 44,059
Pool# AP3673
3.50%, 10/1/2032 95,519 92,497
Pool# BH9391
3.50%, 10/1/2032 6,980 6,746
Pool# BM3389
3.00%, 11/1/2032 177,241 168,676
Pool# AB6962
3.50%, 11/1/2032 150,780 146,008
Pool# AQ3343
3.50%, 11/1/2032 91,265 88,377
Pool# BM3977
3.00%, 12/1/2032 257,920 245,445
Pool# CA0951
3.00%, 12/1/2032 137,691 131,025
Pool# FM1661
2.50%, 1/1/2033 507,682 476,067
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4338
2.50%, 1/1/2033 291,217 272,313
Pool# BM3919
3.00%, 2/1/2033 166,605 158,548
Pool# BM3750
3.50%, 3/1/2033 138,218 133,611
Pool# BM4129
3.50%, 4/1/2033 170,607 164,930
Pool# 555346
5.50%, 4/1/2033 29,168 29,961
Pool# 713560
5.50%, 4/1/2033 6,678 6,735
Pool# 694846
6.50%, 4/1/2033 6,095 6,250
Pool# AB9402
3.00%, 5/1/2033 176,314 165,323
Pool# AB9403
3.00%, 5/1/2033 77,160 72,354
Pool# AB9300
3.00%, 5/1/2033 59,138 55,599
Pool# BM4132
3.50%, 5/1/2033 128,201 123,299
Pool# MA3372
4.00%, 5/1/2033 109,596 107,913
Pool# 555421
5.00%, 5/1/2033 617,110 628,874
Pool# MA3393
4.00%, 6/1/2033 47,639 46,612
Pool# MA3427
4.00%, 7/1/2033 36,995 36,221
Pool# 720087
5.50%, 7/1/2033 108,399 111,689
Pool# 728721
5.50%, 7/1/2033 12,961 13,346
Pool# 555684
5.50%, 7/1/2033 4,354 4,484
Pool# MA1527
3.00%, 8/1/2033 616,284 577,860
Pool# 743235
5.50%, 10/1/2033 8,693 8,940
Pool# 750229
6.50%, 10/1/2033 16,827 17,240
Pool# FM2154
4.00%, 12/1/2033 165,627 161,646
Pool# 755872
5.50%, 12/1/2033 92,504 95,208
Pool# 725221
5.50%, 1/1/2034 2,621 2,702
Pool# 725223
5.50%, 3/1/2034 314 323
Pool# 725228
6.00%, 3/1/2034 249,927 258,492
Pool# 725425
5.50%, 4/1/2034 152,145 156,890
Pool# 725423
5.50%, 5/1/2034 14,920 15,382
Pool# 725594
5.50%, 7/1/2034 64,775 66,836
Pool# MA3739
3.50%, 8/1/2034 96,993 93,282

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 75
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 788027
6.50%, 9/1/2034 20,785 21,295
Pool# MA3827
2.50%, 11/1/2034 547,427 504,378
Pool# FM1905
3.00%, 11/1/2034 67,668 63,511
Pool# 807310
7.00%, 11/1/2034 1,848 1,915
Pool# FM2412
3.50%, 1/1/2035 37,501 36,061
Pool# 735141
5.50%, 1/1/2035 196,671 203,050
Pool# 889852
5.50%, 5/1/2035 5,549 5,721
Pool# FM5474
2.50%, 10/1/2035 491,480 450,941
Pool# MA4156
2.50%, 10/1/2035 409,113 375,404
Pool# FM4900
2.00%, 12/1/2035 66,159 59,011
Pool# 256023
6.00%, 12/1/2035 179,639 186,514
Pool# CA8793
2.00%, 2/1/2036 1,572,335 1,402,427
Pool# CA8736
2.00%, 2/1/2036 763,174 680,710
Pool# CA8789
2.00%, 2/1/2036 751,969 670,702
Pool# FM5908
2.00%, 2/1/2036 538,548 480,389
Pool# CA9141
2.00%, 2/1/2036 526,892 470,014
Pool# CA9145
2.00%, 2/1/2036 431,231 384,692
Pool# FM5571
2.00%, 2/1/2036 251,008 223,896
Pool# CA9435
2.00%, 3/1/2036 472,207 421,217
Pool# CA9475
2.00%, 3/1/2036 443,222 395,324
Pool# CA9441
2.50%, 3/1/2036 353,736 324,573
Pool# CB0262
2.00%, 4/1/2036 703,812 627,742
Pool# 745418
5.50%, 4/1/2036 29,089 30,120
Pool# FM7259
2.50%, 5/1/2036 309,886 285,112
Pool# 745516
5.50%, 5/1/2036 16,711 17,308
Pool# MA4360
2.00%, 6/1/2036 1,255,174 1,119,509
Pool# 889745
5.50%, 6/1/2036 3,136 3,236
Pool# CB1090
2.50%, 7/1/2036 184,327 169,131
Pool# FM8538
2.00%, 8/1/2036 244,747 218,291
Pool# 995065
5.50%, 9/1/2036 109,386 112,472
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 888635
5.50%, 9/1/2036 71,112 73,322
Pool# MA4441
1.50%, 10/1/2036 276,243 239,207
Pool# MA4535
1.50%, 2/1/2037 4,672,084 4,045,623
Pool# MA4566
1.50%, 3/1/2037 2,091,285 1,810,829
Pool# MA4581
1.50%, 4/1/2037 548,175 474,659
Pool# BT2234
2.00%, 4/1/2037 5,436,067 4,834,782
Pool# MA4582
2.00%, 4/1/2037 2,667,732 2,372,676
Pool# FS2950
2.50%, 4/1/2037 99,767 91,539
Pool# FS2035
2.00%, 5/1/2037 2,630,257 2,345,837
Pool# CB4006
2.00%, 5/1/2037 2,224,234 1,983,738
Pool# MA4628
2.50%, 6/1/2037 200,272 183,243
Pool# FS2497
1.50%, 8/1/2037 342,536 296,707
Pool# 995024
5.50%, 8/1/2037 38,893 40,211
Pool# 995050
6.00%, 9/1/2037 357,298 372,719
Pool# 955194
7.00%, 11/1/2037 34,729 36,420
Pool# 928940
7.00%, 12/1/2037 21,009 20,814
Pool# MA3389
4.00%, 6/1/2038 72,036 68,975
Pool# MA3464
3.50%, 9/1/2038 145,749 136,647
Pool# 990810
7.00%, 10/1/2038 41,034 40,623
Pool# AD8536
5.00%, 8/1/2040 110,168 111,261
Pool# AB1735
3.50%, 11/1/2040 4,848 4,538
Pool# AE9747
4.50%, 12/1/2040 399,032 395,573
Pool# AB2067
3.50%, 1/1/2041 160,848 151,067
Pool# 932888
3.50%, 1/1/2041 130,031 121,692
Pool# AB2068
3.50%, 1/1/2041 92,361 86,453
Pool# 932891
3.50%, 1/1/2041 21,815 20,420
Pool# AL3650
5.00%, 2/1/2041 7,732 7,830
Pool# AL6521
5.00%, 4/1/2041 693,864 702,623
Pool# AL0390
5.00%, 5/1/2041 223,977 226,806
Pool# AL5863
4.50%, 6/1/2041 1,356,508 1,338,219

76 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AI9851
4.50%, 9/1/2041 22,966 22,701
Pool# AL0761
5.00%, 9/1/2041 72,701 73,619
Pool# BM3907
5.50%, 9/1/2041 177,038 182,615
Pool# AJ5431
4.50%, 10/1/2041 49,388 48,886
Pool# AJ4861
4.00%, 12/1/2041 75,565 72,569
Pool# AX5316
4.50%, 1/1/2042 39,635 39,291
Pool# AL2499
4.50%, 1/1/2042 12,582 12,476
Pool# AW8167
3.50%, 2/1/2042 470,609 440,521
Pool# AB5185
3.50%, 5/1/2042 207,235 193,988
Pool# AO3575
4.50%, 5/1/2042 45,374 44,811
Pool# AO4647
3.50%, 6/1/2042 473,077 442,819
Pool# AO8036
4.50%, 7/1/2042 219,086 216,557
Pool# AP2092
4.50%, 8/1/2042 11,415 11,087
Pool# AP6579
3.50%, 9/1/2042 413,389 386,976
Pool# AL2782
4.50%, 9/1/2042 69,552 68,949
Pool# AB6524
3.50%, 10/1/2042 640,348 599,063
Pool# AB7074
3.00%, 11/1/2042 363,473 330,725
Pool# AP8785
3.00%, 11/1/2042 122,394 111,376
Pool# AL2677
3.50%, 11/1/2042 421,244 394,307
Pool# AB6786
3.50%, 11/1/2042 214,973 201,157
Pool# MA1273
3.50%, 12/1/2042 177,447 166,043
Pool# AR4210
3.50%, 1/1/2043 102,862 96,196
Pool# AT4040
3.00%, 3/1/2043 97,877 89,056
Pool# AR8213
3.50%, 4/1/2043 97,463 91,229
Pool# AB9238
3.00%, 5/1/2043 598,267 544,349
Pool# AB9237
3.00%, 5/1/2043 488,902 444,839
Pool# AB9236
3.00%, 5/1/2043 156,213 142,134
Pool# AB9362
3.50%, 5/1/2043 644,818 603,297
Pool# AT4145
3.00%, 6/1/2043 181,631 165,259
Pool# AB9814
3.00%, 7/1/2043 576,471 524,515
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AT6871
3.00%, 7/1/2043 78,320 71,034
Pool# AS0203
3.00%, 8/1/2043 441,008 401,259
Pool# AS0255
4.50%, 8/1/2043 152,802 150,221
Pool# AS0516
3.00%, 9/1/2043 301,666 274,148
Pool# AL4471
4.00%, 9/1/2043 235,222 226,652
Pool# AL6951
3.50%, 10/1/2043 303,082 283,619
Pool# BM4222
3.00%, 1/1/2044 418,755 381,055
Pool# AS2276
4.50%, 4/1/2044 235,854 231,693
Pool# AW1006
4.00%, 5/1/2044 89,257 86,150
Pool# AL7767
4.50%, 6/1/2044 21,767 21,078
Pool# AS3161
4.00%, 8/1/2044 514,446 492,762
Pool# BM4650
3.00%, 10/1/2044 763,488 694,756
Pool# CA0688
3.50%, 10/1/2044 187,110 174,978
Pool# BC5090
4.00%, 10/1/2044 43,479 41,647
Pool# AS3946
4.00%, 12/1/2044 624,702 600,015
Pool# AL8303
3.00%, 1/1/2045 133,823 121,776
Pool# BM4384
4.00%, 1/1/2045 221,341 212,014
Pool# BM3611
4.00%, 1/1/2045 185,249 177,748
Pool# BM3804
3.50%, 2/1/2045 84,504 79,038
Pool# AL9555
4.00%, 2/1/2045 1,199,838 1,152,268
Pool# AX9524
4.00%, 2/1/2045 715,576 690,660
Pool# AS4418
4.00%, 2/1/2045 466,204 451,379
Pool# AS4375
4.00%, 2/1/2045 322,922 312,653
Pool# AL6889
4.50%, 2/1/2045 76,481 75,131
Pool# BM3931
3.00%, 3/1/2045 369,970 336,665
Pool# AY1312
3.50%, 3/1/2045 1,155,466 1,077,047
Pool# AX9567
3.50%, 3/1/2045 63,967 59,614
Pool# AS4578
4.00%, 3/1/2045 92,687 89,739
Pool# BM4975
4.00%, 3/1/2045 89,540 85,766
Pool# BM3664
3.00%, 5/1/2045 411,211 374,193

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 77
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS4921
3.50%, 5/1/2045 555,419 517,275
Pool# AS5012
4.00%, 5/1/2045 889,502 860,767
Pool# BM5562
4.00%, 6/1/2045 171,548 164,321
Pool# AS5312
3.50%, 7/1/2045 112,420 104,583
Pool# AZ7111
4.00%, 7/1/2045 11,300 10,824
Pool# AZ9866
4.00%, 8/1/2045 8,648 8,215
Pool# AL7207
4.50%, 8/1/2045 95,396 93,713
Pool# AL9634
3.50%, 10/1/2045 70,407 65,908
Pool# BA2164
3.00%, 11/1/2045 92,403 83,042
Pool# AS6311
3.50%, 12/1/2045 896,517 833,183
Pool# AS6282
3.50%, 12/1/2045 840,243 781,232
Pool# BC0326
3.50%, 12/1/2045 512,971 476,785
Pool# BC0092
3.50%, 12/1/2045 49,495 45,983
Pool# BC0475
3.50%, 12/1/2045 37,636 34,996
Pool# AS6362
4.50%, 12/1/2045 18,145 17,825
Pool# AS6474
3.50%, 1/1/2046 207,726 194,132
Pool# AS6539
3.50%, 1/1/2046 190,897 178,404
Pool# AL9849
3.50%, 1/1/2046 104,048 97,334
Pool# AS6527
4.00%, 1/1/2046 125,209 119,931
Pool# BC0178
4.50%, 1/1/2046 2,098 2,057
Pool# BC1158
3.50%, 2/1/2046 696,166 646,911
Pool# BC2667
4.00%, 2/1/2046 19,732 18,896
Pool# BC0605
4.00%, 2/1/2046 14,545 13,914
Pool# AL9781
4.50%, 2/1/2046 184,630 182,392
Pool# BC0300
3.50%, 3/1/2046 519,282 481,593
Pool# BM4621
3.50%, 3/1/2046 266,312 249,294
Pool# AS6833
3.50%, 3/1/2046 11,424 10,626
Pool# AS6795
4.00%, 3/1/2046 63,185 60,420
Pool# BA6972
4.00%, 3/1/2046 22,898 21,933
Pool# BC0311
4.50%, 3/1/2046 2,565 2,515
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0823
3.50%, 4/1/2046 85,936 79,829
Pool# BA7692
3.50%, 4/1/2046 11,294 10,489
Pool# AS7026
4.00%, 4/1/2046 48,770 46,704
Pool# AS7171
3.50%, 5/1/2046 24,653 22,896
Pool# AS7251
4.00%, 5/1/2046 9,026 8,645
Pool# AS7387
3.50%, 6/1/2046 67,116 62,305
Pool# AL8833
4.00%, 6/1/2046 566,828 548,810
Pool# AS7594
3.50%, 7/1/2046 462,611 429,447
Pool# AS7593
3.50%, 7/1/2046 442,881 411,132
Pool# AL8824
3.50%, 7/1/2046 124,988 116,809
Pool# AS7545
3.50%, 7/1/2046 115,028 106,758
Pool# AS7490
3.50%, 7/1/2046 84,828 78,756
Pool# BC1452
4.00%, 7/1/2046 835,249 800,365
Pool# BD5180
4.50%, 7/1/2046 1,237 1,209
Pool# MA2705
3.00%, 8/1/2046 424,554 380,401
Pool# BC1489
3.00%, 8/1/2046 101,090 90,656
Pool# BD4890
3.50%, 8/1/2046 536,930 498,331
Pool# BC9501
3.50%, 8/1/2046 20,372 18,899
Pool# AS7760
4.00%, 8/1/2046 95,411 91,349
Pool# AS7648
4.00%, 8/1/2046 40,114 38,340
Pool# AS7795
4.00%, 8/1/2046 36,462 34,872
Pool# BD3911
4.00%, 8/1/2046 8,178 7,826
Pool# BD3923
4.00%, 8/1/2046 6,282 6,012
Pool# AS7770
4.50%, 8/1/2046 23,727 23,313
Pool# BD5232
4.50%, 8/1/2046 4,346 4,270
Pool# AL8947
3.50%, 9/1/2046 153,063 142,171
Pool# BD4944
3.50%, 9/1/2046 15,502 14,376
Pool# AL9263
3.00%, 10/1/2046 145,864 130,551
Pool# AL9234
3.50%, 10/1/2046 60,787 56,735
Pool# BM3932
3.50%, 10/1/2046 35,495 32,948

78 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8125
3.50%, 10/1/2046 34,181 31,737
Pool# FM1871
4.00%, 10/1/2046 85,866 82,462
Pool# BC4766
4.50%, 10/1/2046 27,590 27,049
Pool# AS8154
4.50%, 10/1/2046 8,792 8,639
Pool# FM1368
3.00%, 11/1/2046 819,334 735,523
Pool# MA2806
3.00%, 11/1/2046 282,258 253,427
Pool# BC9003
3.00%, 11/1/2046 113,443 101,739
Pool# AS8369
3.50%, 11/1/2046 444,029 411,967
Pool# BE5067
3.50%, 11/1/2046 299,854 278,952
Pool# BE0065
3.50%, 11/1/2046 11,253 10,478
Pool# BE5038
4.00%, 11/1/2046 10,436 10,183
Pool# MA2833
3.00%, 12/1/2046 2,366,740 2,124,989
Pool# AS8483
3.00%, 12/1/2046 557,826 500,996
Pool# BC9067
3.00%, 12/1/2046 276,736 247,527
Pool# AS8488
3.00%, 12/1/2046 220,317 197,129
Pool# AS8509
3.00%, 12/1/2046 72,634 65,008
Pool# BM1121
3.50%, 12/1/2046 455,762 423,186
Pool# AS8492
3.50%, 12/1/2046 449,523 420,101
Pool# AS8572
3.50%, 12/1/2046 318,232 295,155
Pool# AS8417
3.50%, 12/1/2046 271,291 251,618
Pool# BE4224
3.50%, 12/1/2046 11,676 10,839
Pool# AS8650
3.00%, 1/1/2047 958,008 853,360
Pool# AL9697
3.00%, 1/1/2047 566,764 507,295
Pool# AS8647
3.00%, 1/1/2047 418,334 374,169
Pool# BE5775
3.00%, 1/1/2047 354,322 314,550
Pool# AL9774
3.50%, 1/1/2047 300,080 281,062
Pool# BM3204
3.50%, 1/1/2047 232,459 217,252
Pool# BD2440
3.50%, 1/1/2047 160,309 148,717
Pool# AS8692
3.50%, 1/1/2047 147,343 136,789
Pool# BD2450
3.50%, 1/1/2047 111,312 103,424
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE6548
3.50%, 1/1/2047 56,619 52,525
Pool# BE5856
4.50%, 1/1/2047 6,856 6,736
Pool# BE7115
4.50%, 1/1/2047 6,535 6,419
Pool# BE6503
4.50%, 1/1/2047 3,663 3,599
Pool# BM3908
5.50%, 1/1/2047 35,086 36,274
Pool# MA2895
3.00%, 2/1/2047 3,004,480 2,685,501
Pool# BM3688
3.50%, 2/1/2047 362,176 336,552
Pool# BD5046
3.50%, 2/1/2047 68,027 63,116
Pool# BM5274
4.00%, 2/1/2047 61,067 58,492
Pool# BE8495
4.50%, 2/1/2047 3,647 3,583
Pool# BE7869
4.50%, 2/1/2047 2,934 2,878
Pool# AL9859
3.00%, 3/1/2047 892,709 800,417
Pool# AL9848
3.00%, 3/1/2047 292,313 261,369
Pool# BM5383
4.00%, 3/1/2047 39,642 37,972
Pool# AS8966
4.00%, 3/1/2047 25,753 24,588
Pool# AS8979
4.50%, 3/1/2047 41,899 41,160
Pool# BE9247
4.50%, 3/1/2047 4,141 4,059
Pool# BM3707
2.50%, 4/1/2047 156,436 134,871
Pool# AS9463
3.50%, 4/1/2047 123,897 115,095
Pool# AS9451
3.50%, 4/1/2047 84,880 78,724
Pool# BD7122
4.00%, 4/1/2047 383,331 366,101
Pool# AS9467
4.00%, 4/1/2047 209,854 200,573
Pool# AS9470
4.50%, 4/1/2047 133,942 131,579
Pool# BH0304
4.50%, 4/1/2047 6,347 6,232
Pool# AS9562
3.00%, 5/1/2047 62,634 55,906
Pool# BM3237
3.50%, 5/1/2047 311,149 289,232
Pool# AS9577
3.50%, 5/1/2047 120,797 112,012
Pool# BM1268
4.00%, 5/1/2047 225,663 215,729
Pool# BE3670
3.50%, 6/1/2047 124,649 115,584
Pool# AS9794
3.50%, 6/1/2047 112,876 105,344

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 79
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9747
4.00%, 6/1/2047 569,331 545,546
Pool# BM3549
4.00%, 6/1/2047 227,479 217,946
Pool# BE3702
4.00%, 6/1/2047 83,426 79,689
Pool# BM1295
4.50%, 6/1/2047 91,957 90,335
Pool# BE9624
4.50%, 6/1/2047 11,684 11,442
Pool# BM3801
3.00%, 7/1/2047 497,404 444,904
Pool# AS9938
3.50%, 7/1/2047 121,340 113,609
Pool# BM1551
3.50%, 7/1/2047 112,048 104,088
Pool# AS9909
3.50%, 7/1/2047 57,641 53,584
Pool# BM1492
4.00%, 7/1/2047 392,525 375,165
Pool# AS9973
4.00%, 7/1/2047 27,023 25,795
Pool# 890673
3.00%, 8/1/2047 251,674 225,390
Pool# MA3087
3.50%, 8/1/2047 203,261 188,507
Pool# CA0240
3.50%, 8/1/2047 105,600 97,854
Pool# BM1658
3.50%, 8/1/2047 88,345 81,957
Pool# BH7375
3.50%, 8/1/2047 67,483 62,604
Pool# CA0123
4.00%, 8/1/2047 331,629 317,774
Pool# BH2597
4.00%, 8/1/2047 197,735 188,694
Pool# BH5359
4.00%, 8/1/2047 121,414 116,170
Pool# CA0133
4.00%, 8/1/2047 38,069 36,328
Pool# BM5787
4.00%, 8/1/2047 11,088 10,629
Pool# CA0407
3.50%, 9/1/2047 171,438 158,745
Pool# BH4004
4.00%, 9/1/2047 186,833 178,348
Pool# BM3556
4.00%, 9/1/2047 113,671 110,583
Pool# CA0392
4.00%, 9/1/2047 73,576 70,101
Pool# CA0265
4.00%, 9/1/2047 23,981 22,899
Pool# CA0487
3.50%, 10/1/2047 453,754 419,954
Pool# BM1959
3.50%, 10/1/2047 323,423 301,589
Pool# CA0493
4.00%, 10/1/2047 198,278 189,180
Pool# BM3015
4.00%, 10/1/2047 135,241 130,532
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0549
4.00%, 10/1/2047 127,872 122,025
Pool# CA0496
4.50%, 10/1/2047 140,797 138,400
Pool# CA0623
4.50%, 10/1/2047 33,490 32,944
Pool# CA0693
3.50%, 11/1/2047 308,187 285,614
Pool# CA0680
3.50%, 11/1/2047 159,029 148,897
Pool# BM3358
3.50%, 11/1/2047 138,959 130,106
Pool# CA0696
4.00%, 11/1/2047 324,160 308,478
Pool# BM3191
4.00%, 11/1/2047 71,048 67,821
Pool# CA0808
4.00%, 11/1/2047 55,884 53,492
Pool# BM3379
3.00%, 12/1/2047 461,143 413,185
Pool# BJ2492
3.50%, 12/1/2047 200,451 185,790
Pool# MA3211
4.00%, 12/1/2047 513,481 491,113
Pool# BJ1699
4.00%, 12/1/2047 164,884 160,405
Pool# CA0991
3.50%, 1/1/2048 324,636 303,952
Pool# MA3238
3.50%, 1/1/2048 317,676 294,579
Pool# CA1015
4.00%, 1/1/2048 199,920 191,229
Pool# CA1025
4.50%, 1/1/2048 266,098 261,083
Pool# CA1189
3.50%, 2/1/2048 1,243,276 1,152,940
Pool# BH9280
3.50%, 2/1/2048 668,350 621,300
Pool# CA1242
3.50%, 2/1/2048 155,738 146,155
Pool# MA3277
4.00%, 2/1/2048 11,686 11,070
Pool# BJ8271
4.50%, 2/1/2048 310,175 304,283
Pool# BJ8269
4.50%, 2/1/2048 193,924 190,622
Pool# BK1586
4.50%, 2/1/2048 184,375 180,901
Pool# BJ8270
4.50%, 2/1/2048 168,907 165,787
Pool# CA4341
3.00%, 3/1/2048 110,293 97,972
Pool# MA3305
3.50%, 3/1/2048 34,534 31,942
Pool# BK1972
4.50%, 3/1/2048 53,826 53,313
Pool# BJ0640
5.00%, 3/1/2048 15,094 15,097
Pool# CA1531
3.50%, 4/1/2048 118,434 111,146

80 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1510
3.50%, 4/1/2048 70,098 64,941
Pool# CA1551
4.00%, 4/1/2048 511,102 485,867
Pool# CA1560
4.50%, 4/1/2048 106,999 105,370
Pool# BJ2681
5.00%, 4/1/2048 41,315 41,298
Pool# MA3348
5.00%, 4/1/2048 3,437 3,432
Pool# BM4024
3.50%, 5/1/2048 76,024 71,350
Pool# MA3358
4.50%, 5/1/2048 158,006 153,810
Pool# MA3374
5.00%, 5/1/2048 11,300 11,317
Pool# CA1898
4.50%, 6/1/2048 132,463 130,688
Pool# CA1951
4.00%, 7/1/2048 133,189 126,995
Pool# BK6577
4.50%, 7/1/2048 10,997 10,671
Pool# CA1988
4.50%, 7/1/2048 4,177 4,089
Pool# BK4766
4.50%, 8/1/2048 217,210 212,840
Pool# CA2376
4.00%, 9/1/2048 124,266 118,486
Pool# MA3472
5.00%, 9/1/2048 14,274 14,339
Pool# MA3495
4.00%, 10/1/2048 177,287 169,041
Pool# CA2493
4.50%, 10/1/2048 81,089 79,470
Pool# BM4664
4.50%, 10/1/2048 78,259 76,721
Pool# BM5024
3.00%, 11/1/2048 571,024 508,061
Pool# FM1001
3.50%, 11/1/2048 41,487 38,457
Pool# MA3521
4.00%, 11/1/2048 187,487 178,586
Pool# MA3536
4.00%, 12/1/2048 141,011 134,453
Pool# CA2779
4.50%, 12/1/2048 272,712 267,310
Pool# BN0340
4.50%, 12/1/2048 216,013 210,643
Pool# BM5212
4.50%, 12/1/2048 56,668 55,483
Pool# FM2888
3.50%, 1/1/2049 1,463,934 1,351,222
Pool# BN3944
4.00%, 1/1/2049 93,254 88,918
Pool# BN3960
4.50%, 1/1/2049 146,170 142,956
Pool# BN6135
4.00%, 2/1/2049 62,303 59,213
Pool# FM2337
4.50%, 2/1/2049 222,762 218,281
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3387
4.00%, 4/1/2049 305,750 292,976
Pool# CA3394
5.00%, 4/1/2049 27,237 27,254
Pool# CA3489
4.00%, 5/1/2049 231,738 222,057
Pool# MA3665
4.50%, 5/1/2049 232,112 227,131
Pool# FM1051
4.50%, 5/1/2049 131,445 128,622
Pool# FM7504
3.50%, 6/1/2049 299,786 277,018
Pool# CA3669
4.00%, 6/1/2049 336,784 321,229
Pool# CA3639
4.00%, 6/1/2049 115,925 110,271
Pool# FM8304
4.00%, 7/1/2049 644,023 613,244
Pool# CA3825
4.00%, 7/1/2049 270,547 259,882
Pool# FM7105
3.50%, 8/1/2049 196,884 181,873
Pool# BO5494
3.00%, 11/1/2049 92,090 82,012
Pool# BO6225
3.00%, 12/1/2049 719,140 635,269
Pool# BO5380
3.00%, 12/1/2049 105,261 93,740
Pool# MA3873
4.00%, 12/1/2049 129,373 122,382
Pool# CA5152
3.00%, 2/1/2050 233,546 206,424
Pool# FM2887
3.00%, 3/1/2050 467,403 415,373
Pool# FM0077
3.00%, 3/1/2050 118,076 104,268
Pool# CA5510
3.00%, 4/1/2050 403,640 356,767
Pool# MA4077
2.00%, 7/1/2050 1,046,587 856,228
Pool# CA6598
2.50%, 8/1/2050 933,786 795,359
Pool# BQ4909
2.00%, 9/1/2050 1,807,600 1,479,702
Pool# CA6985
2.00%, 9/1/2050 972,411 795,316
Pool# FM4226
2.50%, 9/1/2050 2,308,730 1,974,222
Pool# FM4231
2.50%, 9/1/2050 2,141,727 1,827,783
Pool# FM4222
2.50%, 9/1/2050 545,874 470,242
Pool# CA7029
2.50%, 9/1/2050 512,614 442,003
Pool# CA7572
2.50%, 10/1/2050 3,113,579 2,684,143
Pool# CA7368
2.50%, 10/1/2050 1,320,623 1,126,211
Pool# CA7369
2.50%, 10/1/2050 1,011,245 862,374

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 81
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4181
1.50%, 11/1/2050 928,901 717,674
Pool# CA7573
2.50%, 11/1/2050 4,573,795 3,939,367
Pool# FM4859
2.50%, 11/1/2050 1,109,178 948,303
Pool# FM4808
2.50%, 11/1/2050 848,791 722,262
Pool# FM4969
2.00%, 12/1/2050 1,842,566 1,505,921
Pool# CA8442
2.00%, 1/1/2051 2,219,481 1,821,603
Pool# FM6031
2.00%, 2/1/2051 2,697,081 2,201,789
Pool# CA8823
2.00%, 2/1/2051 1,150,247 939,758
Pool# CA8893
2.00%, 2/1/2051 1,124,885 918,657
Pool# BQ9747
2.00%, 2/1/2051 837,045 683,453
Pool# FM6135
2.00%, 2/1/2051 634,946 518,759
Pool# CA8866
2.50%, 2/1/2051 741,777 630,198
Pool# MA4280
1.50%, 3/1/2051 3,769,189 2,910,312
Pool# FM6554
2.00%, 3/1/2051 2,082,021 1,700,342
Pool# MA4281
2.00%, 3/1/2051 1,878,185 1,533,866
Pool# FM7677
2.50%, 3/1/2051 2,272,075 1,941,840
Pool# FM6569
2.50%, 3/1/2051 2,266,060 1,925,087
Pool# FM7460
4.00%, 3/1/2051 838,825 795,570
Pool# FM6834
2.00%, 4/1/2051 2,532,860 2,068,525
Pool# CB0235
2.00%, 4/1/2051 1,330,318 1,089,351
Pool# CB0149
2.00%, 4/1/2051 346,404 282,667
Pool# BR7647
2.00%, 4/1/2051 249,247 203,384
Pool# BR7703
2.50%, 4/1/2051 395,135 335,505
Pool# MA4325
2.00%, 5/1/2051 983,557 802,915
Pool# CB0400
2.00%, 5/1/2051 328,523 271,768
Pool# CB0514
2.50%, 5/1/2051 1,393,355 1,183,493
Pool# FS1463
4.00%, 5/1/2051 304,011 289,883
Pool# CB0684
2.00%, 6/1/2051 1,407,430 1,152,490
Pool# CB0819
2.00%, 6/1/2051 1,278,109 1,046,592
Pool# FM7719
2.00%, 6/1/2051 921,408 752,027
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8630
1.50%, 7/1/2051 1,497,533 1,155,590
Pool# MA4378
2.00%, 7/1/2051 2,210,075 1,803,034
Pool# CB1110
2.00%, 7/1/2051 581,329 473,891
Pool# FM8160
2.50%, 7/1/2051 701,953 602,250
Pool# FM8007
2.50%, 7/1/2051 451,703 383,557
Pool# CB1065
2.50%, 7/1/2051 363,761 308,855
Pool# CB1133
2.50%, 7/1/2051 300,818 255,477
Pool# CB1330
2.50%, 8/1/2051 1,633,068 1,386,504
Pool# FM8011
2.50%, 8/1/2051 1,371,158 1,172,129
Pool# CB1400
3.00%, 8/1/2051 44,020 39,015
Pool# MA4437
2.00%, 10/1/2051 10,901,937 8,889,977
Pool# BU1052
2.00%, 10/1/2051 513,969 422,458
Pool# FM9082
2.00%, 10/1/2051 508,226 416,697
Pool# FM9081
2.00%, 10/1/2051 191,474 157,043
Pool# FS1215
2.50%, 10/1/2051 1,150,356 976,777
Pool# FS1473
3.50%, 10/1/2051 1,373,713 1,270,781
Pool# MA4464
1.50%, 11/1/2051 1,899,012 1,463,623
Pool# CB2038
2.00%, 11/1/2051 5,891,933 4,801,830
Pool# FM9450
2.00%, 11/1/2051 1,991,693 1,627,624
Pool# MA4465
2.00%, 11/1/2051 1,913,149 1,559,338
Pool# FM9411
2.00%, 11/1/2051 1,903,955 1,551,998
Pool# CB2148
2.00%, 11/1/2051 945,912 770,911
Pool# MA4466
2.50%, 11/1/2051 5,718,524 4,854,482
Pool# FM9491
2.50%, 11/1/2051 796,035 675,635
Pool# FM9494
2.50%, 11/1/2051 506,364 429,771
Pool# BU5908
2.00%, 12/1/2051 3,740,286 3,066,985
Pool# CB2297
2.50%, 12/1/2051 4,740,676 4,023,288
Pool# MA4493
2.50%, 12/1/2051 3,675,581 3,116,149
Pool# FM9543
2.50%, 12/1/2051 2,844,674 2,415,346
Pool# CB2410
2.50%, 12/1/2051 2,018,633 1,712,684

82 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9806
2.50%, 12/1/2051 1,770,782 1,502,925
Pool# FM9864
2.50%, 12/1/2051 1,025,726 868,831
Pool# CB2469
2.50%, 12/1/2051 929,069 790,989
Pool# FM9697
2.50%, 12/1/2051 468,055 399,003
Pool# FS1192
2.00%, 1/1/2052 4,722,459 3,853,504
Pool# FS1095
2.00%, 1/1/2052 2,854,665 2,330,360
Pool# MA4512
2.50%, 1/1/2052 4,518,403 3,833,563
Pool# FS2639
2.50%, 1/1/2052 982,120 834,189
Pool# FS2040
2.00%, 2/1/2052 1,929,889 1,572,843
Pool# BU9905
2.00%, 2/1/2052 959,618 781,852
Pool# CB2868
2.50%, 2/1/2052 1,902,452 1,613,669
Pool# CB3156
2.00%, 3/1/2052 1,935,531 1,576,826
Pool# BV4170
2.50%, 3/1/2052 4,835,984 4,102,698
Pool# CB3159
2.50%, 3/1/2052 1,910,642 1,620,744
Pool# BV4133
2.50%, 3/1/2052 1,910,373 1,620,681
Pool# CB3016
2.50%, 3/1/2052 949,668 805,521
Pool# CB3237
3.00%, 3/1/2052 951,053 834,995
Pool# CB3350
2.50%, 4/1/2052 1,925,694 1,633,661
Pool# BV5355
2.50%, 4/1/2052 958,723 813,040
Pool# MA4578
2.50%, 4/1/2052 943,038 798,898
Pool# CB3368
3.00%, 4/1/2052 948,981 833,271
Pool# CB3362
3.00%, 4/1/2052 938,480 825,116
Pool# CB3516
3.00%, 5/1/2052 1,443,843 1,267,880
Pool# FS2141
3.50%, 6/1/2052 1,135,223 1,032,380
Pool# CB3915
4.50%, 6/1/2052 71,243 68,578
Pool# CB4831
4.50%, 10/1/2052 1,485,575 1,431,328
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 1/25/2038 2,840,250 2,458,621
2.00%, 1/25/2038 1,899,750 1,689,313
2.50%, 1/25/2038 1,270,000 1,161,895
3.00%, 1/25/2038 348,663 326,538
3.50%, 1/25/2038 393,000 375,938
4.00%, 1/25/2038 343,000 334,304
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
4.50%, 1/25/2038 215,000 213,533
5.00%, 1/25/2038 35,000 35,153
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 1/25/2053 1,600,000 1,231,536
2.00%, 1/25/2053 2,995,208 2,436,483
2.50%, 1/25/2053 326,000 275,964
3.00%, 1/25/2053 4,525,000 3,970,096
3.50%, 1/25/2053 2,400,000 2,179,927
4.00%, 1/25/2053 4,125,000 3,867,847
4.50%, 1/25/2053 5,425,000 5,220,240
5.00%, 1/25/2053 6,926,000 6,823,643
5.50%, 1/25/2053 1,500,000 1,503,701
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 144 144
Pool# 457801
7.00%, 8/15/2028 1,207 1,217
Pool# 486936
6.50%, 2/15/2029 524 539
Pool# 502969
6.00%, 3/15/2029 1,632 1,673
Pool# 487053
7.00%, 3/15/2029 636 641
Pool# 781014
6.00%, 4/15/2029 1,173 1,203
Pool# 509099
7.00%, 6/15/2029 2,380 2,383
Pool# 470643
7.00%, 7/15/2029 6,228 6,237
Pool# 434505
7.50%, 8/15/2029 42 42
Pool# 781124
7.00%, 12/15/2029 4,287 4,459
Pool# 507396
7.50%, 9/15/2030 29,311 29,480
Pool# 531352
7.50%, 9/15/2030 1,918 1,926
Pool# 536334
7.50%, 10/15/2030 141 142
Pool# 540659
7.00%, 1/15/2031 660 660
Pool# 486019
7.50%, 1/15/2031 718 722
Pool# 535388
7.50%, 1/15/2031 451 452
Pool# 528589
6.50%, 3/15/2031 7,968 8,190
Pool# 508473
7.50%, 4/15/2031 2,926 2,953
Pool# 544470
8.00%, 4/15/2031 1,413 1,413
Pool# 781287
7.00%, 5/15/2031 2,080 2,162
Pool# 781319
7.00%, 7/15/2031 635 675
Pool# 485879
7.00%, 8/15/2031 2,851 2,882

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 83
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 572554
6.50%, 9/15/2031 26,876 27,625
Pool# 781328
7.00%, 9/15/2031 1,916 1,999
Pool# 550991
6.50%, 10/15/2031 427 439
Pool# 571267
7.00%, 10/15/2031 263 263
Pool# 555171
6.50%, 12/15/2031 1,046 1,075
Pool# 781380
7.50%, 12/15/2031 654 692
Pool# 781481
7.50%, 1/15/2032 3,053 3,233
Pool# 580972
6.50%, 2/15/2032 144 149
Pool# 781401
7.50%, 2/15/2032 2,106 2,209
Pool# 781916
6.50%, 3/15/2032 24,015 24,684
Pool# 552474
7.00%, 3/15/2032 3,350 3,444
Pool# 781478
7.50%, 3/15/2032 1,178 1,240
Pool# 781429
8.00%, 3/15/2032 2,161 2,285
Pool# 781431
7.00%, 4/15/2032 7,805 8,220
Pool# 552616
7.00%, 6/15/2032 31,299 32,103
Pool# 570022
7.00%, 7/15/2032 11,690 12,100
Pool# 595077
6.00%, 10/15/2032 3,773 3,979
Pool# 552903
6.50%, 11/15/2032 42,150 43,325
Pool# 552952
6.00%, 12/15/2032 2,886 2,963
Pool# 602102
6.00%, 2/15/2033 12,778 13,116
Pool# 588192
6.00%, 2/15/2033 2,623 2,692
Pool# 553144
5.50%, 4/15/2033 9,581 9,991
Pool# 604243
6.00%, 4/15/2033 4,950 5,178
Pool# 611526
6.00%, 5/15/2033 7,131 7,312
Pool# 553320
6.00%, 6/15/2033 13,950 14,565
Pool# 604788
6.50%, 11/15/2033 45,222 46,515
Pool# 781688
6.00%, 12/15/2033 20,105 21,301
Pool# 604875
6.00%, 12/15/2033 18,482 19,493
Pool# 781690
6.00%, 12/15/2033 7,443 7,887
Pool# 781699
7.00%, 12/15/2033 2,559 2,608
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 621856
6.00%, 1/15/2034 8,036 8,241
Pool# 564799
6.00%, 3/15/2034 10,426 10,700
Pool# 630038
6.50%, 8/15/2034 28,249 29,036
Pool# 781804
6.00%, 9/15/2034 19,075 20,213
Pool# 781847
6.00%, 12/15/2034 14,198 15,042
Pool# 486921
5.50%, 2/15/2035 4,817 5,023
Pool# 781902
6.00%, 2/15/2035 20,198 21,402
Pool# 781933
6.00%, 6/15/2035 2,032 2,153
Pool# 649513
5.50%, 10/15/2035 144,199 147,006
Pool# 649510
5.50%, 10/15/2035 73,504 75,520
Pool# 652207
5.50%, 3/15/2036 38,855 39,408
Pool# 655519
5.00%, 5/15/2036 18,116 18,264
Pool# 652539
5.00%, 5/15/2036 6,283 6,328
Pool# 606308
5.50%, 5/15/2036 6,491 6,598
Pool# 657912
6.50%, 8/15/2036 2,991 3,074
Pool# 697957
4.50%, 3/15/2039 558,173 554,074
Pool# 704630
5.50%, 7/15/2039 16,256 16,639
Pool# 710724
4.50%, 8/15/2039 163,943 162,899
Pool# 722292
5.00%, 9/15/2039 327,863 334,763
Pool# 782803
6.00%, 11/15/2039 165,371 175,210
Pool# 736666
4.50%, 4/15/2040 366,864 357,721
Pool# 733312
4.00%, 9/15/2040 47,160 45,525
Pool# 742235
4.00%, 12/15/2040 93,960 90,509
Pool# 755959
4.00%, 1/15/2041 83,597 80,941
Pool# 742244
4.00%, 1/15/2041 76,809 73,975
Pool# 755958
4.00%, 1/15/2041 75,914 73,514
Pool# 759075
4.00%, 1/15/2041 72,623 69,943
Pool# 753826
4.00%, 1/15/2041 37,668 36,362
Pool# 690662
4.00%, 1/15/2041 27,135 26,194
Pool# 719486
4.00%, 1/15/2041 7,295 7,001

84 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 759207
4.00%, 2/15/2041 169,917 163,650
Pool# 757555
4.00%, 2/15/2041 18,945 18,395
Pool# 757557
4.00%, 2/15/2041 7,812 7,526
Pool# 738107
4.00%, 3/15/2041 195,898 188,669
Pool# 784637
4.00%, 8/15/2041 62,844 61,777
Pool# 778869
4.00%, 2/15/2042 114,880 110,640
Pool# AD8789
3.50%, 3/15/2043 406,939 380,558
Pool# AD2254
3.50%, 3/15/2043 68,292 64,243
Pool# AA6403
3.00%, 5/15/2043 483,450 442,554
Pool# AD2411
3.50%, 5/15/2043 268,993 253,043
Pool# 783781
3.50%, 6/15/2043 314,017 295,381
Pool# 784015
3.00%, 7/15/2043 90,229 82,595
Pool# 784459
3.00%, 12/15/2046 195,833 175,807
Pool# 784293
3.00%, 12/15/2046 53,554 47,855
Pool# 784355
4.00%, 12/15/2046 89,365 84,884
Pool# 784500
3.00%, 2/15/2047 434,896 389,651
Pool# 784713
3.00%, 2/15/2047 105,994 94,986
Pool# 784458
3.50%, 12/15/2047 1,058,195 995,435
Pool# 784747
4.00%, 5/15/2048 60,565 58,173
Pool# 784715
4.00%, 5/15/2048 56,412 54,068
Pool# 785073
4.00%, 9/15/2049 68,641 65,901
Pool# BD4016
3.00%, 10/15/2049 176,811 157,078
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 208,172 215,542
Pool# 4245
6.00%, 9/20/2038 81,979 86,545
Pool# 4559
5.00%, 10/20/2039 190,543 193,730
Pool# 4715
5.00%, 6/20/2040 49,033 49,868
Pool# 4747
5.00%, 7/20/2040 551,973 559,338
Pool# 4771
4.50%, 8/20/2040 451,972 451,088
Pool# 4802
5.00%, 9/20/2040 373,033 379,390
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4834
4.50%, 10/20/2040 123,733 123,491
Pool# 737727
4.00%, 12/20/2040 779,349 750,608
Pool# 737730
4.00%, 12/20/2040 230,548 222,043
Pool# 4923
4.50%, 1/20/2041 193,372 192,994
Pool# 4978
4.50%, 3/20/2041 27,240 27,186
Pool# 5017
4.50%, 4/20/2041 280,837 280,288
Pool# 5056
5.00%, 5/20/2041 92,704 94,279
Pool# 5082
4.50%, 6/20/2041 110,265 109,713
Pool# 5175
4.50%, 9/20/2041 131,102 130,845
Pool# 675523
3.50%, 3/20/2042 149,704 138,525
Pool# 5332
4.00%, 3/20/2042 124,220 120,827
Pool# MA0392
3.50%, 9/20/2042 1,144,060 1,078,608
Pool# MA0462
3.50%, 10/20/2042 900,820 848,708
Pool# MA0534
3.50%, 11/20/2042 2,049,900 1,932,623
Pool# MA0625
3.50%, 12/20/2042 431,390 406,443
Pool# MA0698
3.00%, 1/20/2043 470,628 429,619
Pool# MA0852
3.50%, 3/20/2043 474,128 447,387
Pool# MA0934
3.50%, 4/20/2043 432,526 407,511
Pool# AF1001
3.50%, 6/20/2043 389,026 362,953
Pool# MA1376
4.00%, 10/20/2043 189,323 182,550
Pool# AJ9335
3.50%, 10/20/2044 41,439 38,667
Pool# MA2677
3.00%, 3/20/2045 157,223 143,525
Pool# MA2754
3.50%, 4/20/2045 287,129 268,360
Pool# MA2824
2.50%, 5/20/2045 307,973 271,490
Pool# MA2825
3.00%, 5/20/2045 618,256 564,393
Pool# AM4381
3.50%, 5/20/2045 386,140 351,021
Pool# MA2891
3.00%, 6/20/2045 1,042,271 950,397
Pool# MA2960
3.00%, 7/20/2045 358,580 326,781
Pool# 784156
4.00%, 8/20/2045 151,240 144,291
Pool# AO1103
3.50%, 9/20/2045 620,338 578,670

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 85
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AO1099
3.50%, 9/20/2045 338,991 316,229
Pool# MA3106
4.00%, 9/20/2045 83,460 80,403
Pool# MA3172
3.00%, 10/20/2045 171,529 156,149
Pool# MA3173
3.50%, 10/20/2045 119,326 111,282
Pool# MA3174
4.00%, 10/20/2045 10,419 10,022
Pool# MA3243
3.00%, 11/20/2045 325,926 296,507
Pool# MA3244
3.50%, 11/20/2045 311,627 290,005
Pool# 784098
3.00%, 12/20/2045 634,283 576,411
Pool# MA3309
3.00%, 12/20/2045 555,417 503,371
Pool# MA3310
3.50%, 12/20/2045 232,440 216,104
Pool# 784111
3.00%, 1/20/2046 333,974 303,324
Pool# MA3377
4.00%, 1/20/2046 46,993 45,204
Pool# 784119
3.00%, 2/20/2046 631,738 574,109
Pool# 784115
3.00%, 2/20/2046 28,887 26,252
Pool# MA3520
3.00%, 3/20/2046 429,228 389,845
Pool# MA3521
3.50%, 3/20/2046 818,572 763,306
Pool# MA3522
4.00%, 3/20/2046 322,889 310,617
Pool# MA3596
3.00%, 4/20/2046 222,828 202,597
Pool# MA3597
3.50%, 4/20/2046 233,925 218,166
Pool# MA3662
3.00%, 5/20/2046 854,714 775,772
Pool# MA3735
3.00%, 6/20/2046 519,889 470,844
Pool# MA3736
3.50%, 6/20/2046 1,329,877 1,240,947
Pool# MA3804
4.00%, 7/20/2046 49,189 47,306
Pool# MA3873
3.00%, 8/20/2046 1,106,646 1,000,525
Pool# MA3876
4.50%, 8/20/2046 52,560 52,847
Pool# MA3936
3.00%, 9/20/2046 1,122,368 1,015,874
Pool# MA3939
4.50%, 9/20/2046 8,662 8,489
Pool# MA4006
4.50%, 10/20/2046 158,393 159,941
Pool# MA4068
3.00%, 11/20/2046 168,569 152,392
Pool# MA4069
3.50%, 11/20/2046 17,400 16,194
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4070
4.00%, 11/20/2046 30,229 29,079
Pool# MA4071
4.50%, 11/20/2046 10,889 10,962
Pool# MA4125
2.50%, 12/20/2046 99,599 87,811
Pool# MA4126
3.00%, 12/20/2046 1,723,231 1,556,779
Pool# MA4127
3.50%, 12/20/2046 415,886 387,861
Pool# MA4194
2.50%, 1/20/2047 382,514 337,190
Pool# MA4196
3.50%, 1/20/2047 107,945 100,793
Pool# MA4261
3.00%, 2/20/2047 452,348 407,156
Pool# MA4262
3.50%, 2/20/2047 1,648,699 1,537,614
Pool# MA4264
4.50%, 2/20/2047 12,712 12,638
Pool# MA4321
3.50%, 3/20/2047 821,053 765,894
Pool# AZ1974
3.50%, 4/20/2047 207,161 192,978
Pool# MA4382
3.50%, 4/20/2047 141,176 131,282
Pool# MA4383
4.00%, 4/20/2047 654,445 627,957
Pool# MA4384
4.50%, 4/20/2047 15,893 15,744
Pool# MA4509
3.00%, 6/20/2047 161,878 145,850
Pool# MA4511
4.00%, 6/20/2047 312,503 300,021
Pool# MA4512
4.50%, 6/20/2047 35,633 34,934
Pool# MA4585
3.00%, 7/20/2047 29,242 26,424
Pool# MA4587
4.00%, 7/20/2047 940,240 902,728
Pool# 784471
3.50%, 8/20/2047 378,276 352,321
Pool# BC1888
3.50%, 8/20/2047 345,621 321,907
Pool# MA4652
3.50%, 8/20/2047 321,082 299,271
Pool# MA4653
4.00%, 8/20/2047 48,410 46,474
Pool# 784408
3.50%, 10/20/2047 213,807 192,614
Pool# MA4780
4.50%, 10/20/2047 12,215 12,032
Pool# MA4836
3.00%, 11/20/2047 299,765 271,157
Pool# MA4837
3.50%, 11/20/2047 285,771 266,044
Pool# MA4838
4.00%, 11/20/2047 1,281,061 1,229,943
Pool# 784421
3.50%, 12/20/2047 311,560 283,737

86 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4900
3.50%, 12/20/2047 205,531 191,679
Pool# MA4962
3.50%, 1/20/2048 385,027 359,759
Pool# MA5018
3.00%, 2/20/2048 113,856 102,532
Pool# MA5019
3.50%, 2/20/2048 21,684 20,224
Pool# 784480
3.50%, 4/20/2048 282,247 269,615
Pool# 784479
3.50%, 4/20/2048 196,393 187,700
Pool# 784481
3.50%, 4/20/2048 85,789 79,898
Pool# MA5137
4.00%, 4/20/2048 270,076 259,236
Pool# BD4034
4.00%, 4/20/2048 90,042 85,655
Pool# MA5138
4.50%, 4/20/2048 110,752 108,998
Pool# MA5192
4.00%, 5/20/2048 495,503 474,870
Pool# MA5265
4.50%, 6/20/2048 200,124 196,785
Pool# MA5331
4.50%, 7/20/2048 90,694 88,900
Pool# MA5398
4.00%, 8/20/2048 497,755 477,009
Pool# MA5399
4.50%, 8/20/2048 248,884 244,517
Pool# MA5466
4.00%, 9/20/2048 111,472 106,384
Pool# BJ2692
4.00%, 11/20/2048 71,426 67,850
Pool# MA5597
5.00%, 11/20/2048 8,612 8,610
Pool# MA5652
4.50%, 12/20/2048 116,108 112,674
Pool# 784656
4.50%, 12/20/2048 65,005 63,128
Pool# BK2856
4.50%, 12/20/2048 12,627 12,251
Pool# MA5653
5.00%, 12/20/2048 24,591 24,615
Pool# MA5712
5.00%, 1/20/2049 90,434 90,412
Pool# MA5818
4.50%, 3/20/2049 81,966 80,446
Pool# MA5878
5.00%, 4/20/2049 9,616 9,583
Pool# MA5987
4.50%, 6/20/2049 541,728 529,360
Pool# MA6041
4.50%, 7/20/2049 146,074 143,090
Pool# MA6092
4.50%, 8/20/2049 63,441 61,892
Pool# MA6153
3.00%, 9/20/2049 116,629 104,885
Pool# MA6409
3.00%, 1/20/2050 805,076 723,758
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6474
3.00%, 2/20/2050 753,342 677,286
Pool# MA6542
3.50%, 3/20/2050 191,329 178,672
Pool# MA6657
3.50%, 5/20/2050 388,895 360,823
Pool# MA6818
2.00%, 8/20/2050 1,337,821 1,130,305
Pool# BW4732
2.50%, 8/20/2050 1,001,646 838,525
Pool# BW6206
2.50%, 8/20/2050 937,342 784,692
Pool# MA6820
3.00%, 8/20/2050 1,327,497 1,190,997
Pool# MA6821
3.50%, 8/20/2050 643,371 597,116
Pool# MA6864
2.00%, 9/20/2050 1,360,245 1,148,416
Pool# BW4741
2.50%, 9/20/2050 971,634 813,118
Pool# BY0776
2.50%, 9/20/2050 644,898 539,837
Pool# BY0805
2.50%, 9/20/2050 621,129 519,796
Pool# MA6866
3.00%, 9/20/2050 347,257 311,658
Pool# MA6994
2.00%, 11/20/2050 1,820,179 1,535,942
Pool# MA7051
2.00%, 12/20/2050 2,593,940 2,187,746
Pool# MA7053
3.00%, 12/20/2050 914,999 821,882
Pool# MA7136
2.50%, 1/20/2051 1,925,704 1,676,524
Pool# MA7192
2.00%, 2/20/2051 4,623,981 3,875,861
Pool# MA7193
2.50%, 2/20/2051 529,966 461,394
Pool# MA7367
2.50%, 5/20/2051 3,967,926 3,449,822
Pool# MA7472
2.50%, 7/20/2051 3,448,918 2,995,259
Pool# MA7534
2.50%, 8/20/2051 2,871,448 2,494,002
Pool# MA7589
2.50%, 9/20/2051 499,955 433,966
Pool# MA7647
1.50%, 10/20/2051 409,989 328,466
Pool# MA7648
2.00%, 10/20/2051 3,688,806 3,099,898
Pool# MA7650
3.00%, 10/20/2051 2,466,331 2,203,842
Pool# MA7704
2.00%, 11/20/2051 945,324 793,907
Pool# MA7705
2.50%, 11/20/2051 1,662,006 1,440,291
Pool# MA7766
2.00%, 12/20/2051 3,616,573 3,031,078
Pool# MA7767
2.50%, 12/20/2051 1,846,748 1,601,894

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 87
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7768
3.00%, 12/20/2051 480,759 429,571
Pool# MA7826
2.00%, 1/20/2052 1,172,712 982,726
Pool# MA7935
2.00%, 3/20/2052 1,704,866 1,428,554
Pool# MA7936
2.50%, 3/20/2052 3,622,184 3,139,129
Pool# MA7986
2.00%, 4/20/2052 4,171,385 3,495,458
Pool# MA7987
2.50%, 4/20/2052 4,867,088 4,216,491
Pool# MA8042
2.50%, 5/20/2052 869,030 752,886
Pool# MA8043
3.00%, 5/20/2052 987,035 878,886
Pool# MA8147
2.50%, 7/20/2052 285,316 247,405
Pool# MA8148
3.00%, 7/20/2052 1,950,360 1,736,972
Pool# MA8197
2.50%, 8/20/2052 1,145,422 993,249
Pool# MA8265
3.00%, 9/20/2052 500,464 446,245
GNMA TBA
2.00%, 1/15/2053 3,850,000 3,225,666
2.50%, 1/15/2053 1,369,000 1,186,044
3.00%, 1/15/2053 2,522,000 2,245,038
3.50%, 1/15/2053 850,000 780,823
4.00%, 1/15/2053 1,214,000 1,149,432
4.50%, 1/15/2053 1,575,000 1,530,397
5.00%, 1/15/2053 2,400,000 2,377,750
Total Mortgage-Backed Securities
(cost $599,583,401)
532,855,030
Municipal Bonds 0.7%
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 120,288
Bay Area Toll Authority
Series F-1, 2.57%,
4/1/2031 60,000 52,561
Series F-2, 6.26%,
4/1/2049 250,000 283,422
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 62,269
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
B, 6.00%, 11/1/2040 100,000 107,449
Golden State Tobacco
Securitization Corp, RB,
Series A-1, 3.71%, 6/1/2041 90,000 67,405
Municipal Bonds
Principal
Amount ($) Value ($)
California
Bay Area Toll Authority
(continued)
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 372,945
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 92,067
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 235,430
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 469,858
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 170,516
Series F, 6.58%, 5/15/2049 200,000 227,390
Series N, 3.26%, 5/15/2060 230,000 149,050
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 110,596
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 207,470
State of California
7.55%, 4/1/2039 1,410,000 1,764,801
7.63%, 3/1/2040 425,000 536,724
University of California
Series BD, 3.35%, 7/1/2029 200,000 182,732
Series F, 5.95%, 5/15/2045 300,000 316,200
Series AQ, 4.77%,
5/15/2115 150,000 122,372
5,651,545
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 527,753
Florida 0.0%
†
State Board of Administration
Finance Corp, RB, Series A,
2.15%, 7/1/2030 105,000 85,975
State Board of Administration
Finance Corp., RB, Series
A, 1.26%, 7/1/2025 95,000 87,225
173,200
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 478,000 516,045

88 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Illinois 0.1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 295,000 326,972
State of Illinois
4.95%, 6/1/2023 43,636 43,659
5.10%, 6/1/2033 945,000 906,953
1,277,584
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth
Series A, 3.62%, 2/1/2029 70,000 67,854
Series A, 4.48%, 8/1/2039 50,000 46,523
114,377
Michigan 0.0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 64,638
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
Series A, 7.43%, 2/15/2029 125,000 134,563
New Jersey Transportation
Trust Fund Authority, RB,
Series B, 4.13%, 6/15/2042 30,000 24,096
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 545,439
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 257,252
961,350
New York 0.1%
City of New York, GO, 5.26%,
10/1/2052 35,000 35,082
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 563,470
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 311,772
New York City Transitional
Finance Authority Future
Tax Secured Revenue,
RB, Series B-1, 5.57%,
11/1/2038 500,000 512,955
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 256,412
Port Authority of New York &
New Jersey
6.04%, 12/1/2029 620,000 654,032
Municipal Bonds
Principal
Amount ($) Value ($)
New York
Port Authority of New York &
New Jersey (continued)
3.18%, 7/15/2060 135,000 87,216
2,420,939
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 96,463
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 150,394
246,857
Oklahoma 0.0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 55,620
4.38%, 11/1/2045 60,000 54,487
110,107
South Carolina 0.0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 103,877
Texas 0.1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 197,660
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 218,776
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 69,994
Series A, 4.51%, 11/1/2051 45,000 40,447
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 31,906
North Texas Tollway Authority,
RB, Series A, 3.01%,
1/1/2043 35,000 26,185
Permanent University Fund -
University of Texas System,
RB, Series A, 5.26%,
7/1/2039 260,000 272,552
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 346,873
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 150,000 152,844
1,357,237
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 54,896

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 89
Municipal Bonds
Principal
Amount ($) Value ($)
Washington 0.0%
†
State of Washington, GO,
Series F, 5.14%, 8/1/2040 200,000 201,945
Total Municipal Bonds
(cost $13,934,033)
13,782,350
Supranational 1.1%
African Development Bank,
0.88%, 3/23/2026(b) 200,000 178,838
Asian Development Bank
2.63%, 1/30/2024 1,000,000 976,481
0.38%, 6/11/2024 1,000,000 939,374
1.50%, 10/18/2024 500,000 473,204
0.63%, 4/29/2025 1,000,000 916,102
0.38%, 9/3/2025 1,000,000 898,822
1.00%, 4/14/2026 200,000 179,880
1.88%, 1/24/2030 500,000 429,387
Asian Infrastructure
Investment Bank (The),
0.50%, 10/30/2024(b) 230,000 213,094
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 940,000
European Investment Bank
3.25%, 1/29/2024 1,000,000 983,493
0.38%, 3/26/2026(b) 1,500,000 1,324,133
0.75%, 10/26/2026(b) 290,000 254,242
2.38%, 5/24/2027(b) 2,000,000 1,857,081
1.25%, 2/14/2031(b) 300,000 243,785
Inter-American Development
Bank
2.63%, 1/16/2024 1,000,000 977,064
1.75%, 3/14/2025 500,000 471,408
0.63%, 7/15/2025 1,000,000 910,330
2.00%, 7/23/2026 1,000,000 924,050
2.25%, 6/18/2029 250,000 223,320
1.13%, 1/13/2031 2,000,000 1,597,580
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 1,000,000 917,350
1.88%, 10/27/2026 400,000 366,156
2.50%, 11/22/2027 1,000,000 926,700
1.13%, 9/13/2028 1,000,000 846,437
0.88%, 5/14/2030 1,000,000 794,429
1.63%, 11/3/2031 1,000,000 818,509
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 482,841
Total Supranational
(cost $23,172,200)
21,064,090
U.S. Government Agency Securities 1.0%
FHLB
2.75%, 12/13/2024 1,000,000 967,966
5.50%, 7/15/2036 1,500,000 1,647,436
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLMC
0.25%, 6/26/2023 2,700,000 2,644,259
0.25%, 8/24/2023 3,535,000 3,432,074
0.25%, 12/4/2023 1,030,000 987,291
0.38%, 7/21/2025(b) 1,165,000 1,054,266
6.25%, 7/15/2032(b) 1,245,000 1,452,083
FNMA
2.38%, 1/19/2023 490,000 489,584
0.50%, 6/17/2025 1,000,000 909,906
6.25%, 5/15/2029 2,500,000 2,800,607
7.25%, 5/15/2030 2,000,000 2,399,304
0.88%, 8/5/2030(b) 440,000 349,268
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 492,709
Total U.S. Government Agency Securities
(cost $20,889,553)
19,626,753
U.S. Treasury Obligations 40.6%
U.S. Treasury Bonds
6.88%, 8/15/2025 449,000 476,834
6.00%, 2/15/2026 (b) 4,042,000 4,249,626
6.50%, 11/15/2026 (b) 3,000,000 3,249,258
5.50%, 8/15/2028 4,000,000 4,279,062
5.38%, 2/15/2031 1,000,000 1,097,539
4.75%, 2/15/2037 709,600 775,183
5.00%, 5/15/2037 305,000 340,623
4.38%, 2/15/2038 3,050,000 3,193,326
4.25%, 5/15/2039 2,500,000 2,574,805
4.50%, 8/15/2039 1,080,000 1,145,180
4.38%, 11/15/2039 300,000 312,809
3.88%, 8/15/2040 1,000,000 975,469
1.38%, 11/15/2040 1,500,000 975,176
4.25%, 11/15/2040 1,400,000 1,430,297
1.88%, 2/15/2041 1,000,000 706,797
4.75%, 2/15/2041 2,000,000 2,174,531
3.75%, 8/15/2041 4,900,000 4,647,152
2.00%, 11/15/2041 6,000,000 4,284,141
3.13%, 11/15/2041 4,100,000 3,542,816
3.13%, 2/15/2042 1,000,000 861,680
3.00%, 5/15/2042 1,000,000 840,781
3.25%, 5/15/2042 2,000,000 1,753,438
2.75%, 8/15/2042 6,200,000 4,984,945
2.75%, 11/15/2042 1,500,000 1,202,344
3.13%, 2/15/2043 4,050,000 3,455,156
2.88%, 5/15/2043 3,850,000 3,142,412
3.63%, 2/15/2044 3,500,000 3,210,293
3.38%, 5/15/2044 4,000,000 3,527,031
3.13%, 8/15/2044 5,700,000 4,816,277
3.00%, 11/15/2044 5,500,000 4,539,219
2.50%, 2/15/2045 6,500,000 4,893,535
3.00%, 5/15/2045 5,500,000 4,531,055
2.88%, 8/15/2045 3,300,000 2,657,016
2.50%, 2/15/2046 5,000,000 3,741,016
2.50%, 5/15/2046 3,000,000 2,237,930
2.88%, 11/15/2046 3,000,000 2,403,867
3.00%, 2/15/2047 2,000,000 1,637,109
3.00%, 5/15/2047 2,000,000 1,636,094
2.75%, 8/15/2047 2,500,000 1,950,488

90 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.75%, 11/15/2047 3,200,000 2,496,125
3.00%, 2/15/2048 3,000,000 2,458,945
3.38%, 11/15/2048 5,500,000 4,851,602
2.88%, 5/15/2049 5,000,000 4,023,242
2.25%, 8/15/2049 3,000,000 2,108,906
2.38%, 11/15/2049 (b) 800,000 578,188
2.00%, 2/15/2050 500,000 330,215
1.25%, 5/15/2050 1,700,000 914,879
1.38%, 8/15/2050 5,000,000 2,778,320
1.63%, 11/15/2050 6,800,000 4,046,000
1.88%, 2/15/2051 4,400,000 2,796,406
2.38%, 5/15/2051 7,500,000 5,380,664
2.00%, 8/15/2051 7,200,000 4,714,312
1.88%, 11/15/2051 9,600,000 6,080,250
2.25%, 2/15/2052 4,000,000 2,781,562
2.88%, 5/15/2052 8,300,000 6,650,375
3.00%, 8/15/2052 (b) 5,200,000 4,284,313
4.00%, 11/15/2052 3,000,000 3,004,219
U.S. Treasury Notes
0.88%, 1/31/2024 6,000,000 5,756,953
2.25%, 1/31/2024 5,500,000 5,354,980
2.50%, 1/31/2024 (b) 2,000,000 1,952,734
2.75%, 2/15/2024 2,500,000 2,445,898
2.25%, 3/31/2024 10,000,000 9,702,344
2.00%, 4/30/2024 7,000,000 6,753,906
2.50%, 4/30/2024 4,000,000 3,886,250
2.50%, 5/15/2024 7,000,000 6,794,375
2.00%, 5/31/2024 3,800,000 3,661,211
1.75%, 6/30/2024 6,000,000 5,749,688
1.75%, 7/31/2024 2,000,000 1,913,047
2.13%, 7/31/2024 6,500,000 6,251,934
2.38%, 8/15/2024 24,353,000 23,496,840
0.38%, 9/15/2024 5,000,000 4,659,961
1.50%, 9/30/2024 (b) 14,000,000 13,293,984
2.13%, 9/30/2024 9,000,000 8,636,836
0.63%, 10/15/2024 6,000,000 5,603,203
1.50%, 10/31/2024 15,000,000 14,211,914
0.75%, 11/15/2024 6,000,000 5,600,156
2.25%, 11/15/2024 7,550,000 7,251,244
1.50%, 11/30/2024 5,000,000 4,731,250
2.13%, 11/30/2024 3,800,000 3,637,461
1.00%, 12/15/2024 1,000,000 935,938
2.25%, 12/31/2024 5,000,000 4,791,797
2.00%, 2/15/2025 18,700,000 17,792,758
2.63%, 3/31/2025 4,300,000 4,142,781
2.13%, 5/15/2025 6,300,000 5,986,723
0.25%, 5/31/2025 7,500,000 6,808,594
0.25%, 7/31/2025 15,000,000 13,535,742
2.88%, 7/31/2025 6,500,000 6,279,355
2.00%, 8/15/2025 6,000,000 5,665,547
0.25%, 8/31/2025 4,000,000 3,596,875
2.75%, 8/31/2025 4,000,000 3,844,844
0.25%, 9/30/2025 8,000,000 7,183,125
4.25%, 10/15/2025 (b) 3,000,000 2,997,656
0.25%, 10/31/2025 8,000,000 7,153,438
2.25%, 11/15/2025 8,500,000 8,045,117
4.50%, 11/15/2025 3,000,000 3,018,047
0.38%, 11/30/2025 10,200,000 9,123,422
4.00%, 12/15/2025 4,000,000 3,974,376
0.38%, 12/31/2025 10,000,000 8,937,109
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.38%, 1/31/2026 8,000,000 7,117,812
1.63%, 2/15/2026 8,500,000 7,861,172
0.50%, 2/28/2026 2,000,000 1,782,109
0.75%, 3/31/2026 4,000,000 3,585,156
1.63%, 5/15/2026 2,000,000 1,840,703
0.75%, 5/31/2026 3,000,000 2,675,508
0.88%, 6/30/2026 6,000,000 5,365,312
0.63%, 7/31/2026 2,000,000 1,767,266
1.50%, 8/15/2026 9,700,000 8,841,398
0.75%, 8/31/2026 5,000,000 4,427,148
1.38%, 8/31/2026 4,500,000 4,079,707
0.88%, 9/30/2026 8,000,000 7,103,438
1.63%, 9/30/2026 10,000,000 9,149,219
1.13%, 10/31/2026 8,000,000 7,155,312
1.63%, 10/31/2026 8,000,000 7,302,188
1.25%, 11/30/2026 2,000,000 1,794,609
1.25%, 12/31/2026 6,000,000 5,373,047
2.25%, 2/15/2027 1,200,000 1,116,703
1.88%, 2/28/2027 2,500,000 2,289,648
2.50%, 3/31/2027 2,500,000 2,345,996
2.75%, 4/30/2027 (b) 3,500,000 3,316,797
2.38%, 5/15/2027 5,700,000 5,314,137
0.50%, 5/31/2027 1,000,000 857,344
2.63%, 5/31/2027 3,000,000 2,827,852
0.50%, 6/30/2027 5,000,000 4,276,953
2.75%, 7/31/2027 3,000,000 2,838,398
2.25%, 8/15/2027 8,300,000 7,677,824
0.50%, 8/31/2027 8,000,000 6,808,438
3.13%, 8/31/2027 3,000,000 2,885,391
4.13%, 9/30/2027 4,000,000 4,015,000
4.13%, 10/31/2027 2,000,000 2,007,344
2.25%, 11/15/2027 5,390,000 4,966,801
0.63%, 11/30/2027 8,500,000 7,217,695
3.88%, 11/30/2027 (b) 3,000,000 2,983,594
3.88%, 12/31/2027 2,500,000 2,485,547
0.75%, 1/31/2028 4,000,000 3,401,250
2.75%, 2/15/2028 8,000,000 7,522,188
1.13%, 2/29/2028 3,000,000 2,597,461
1.25%, 3/31/2028 1,500,000 1,303,711
1.25%, 4/30/2028 5,000,000 4,338,477
2.88%, 5/15/2028 8,000,000 7,548,438
1.25%, 5/31/2028 3,000,000 2,597,344
1.25%, 6/30/2028 4,000,000 3,458,594
1.00%, 7/31/2028 4,000,000 3,400,156
2.88%, 8/15/2028 8,500,000 8,004,277
1.13%, 8/31/2028 4,000,000 3,415,312
1.25%, 9/30/2028 4,500,000 3,864,727
1.38%, 10/31/2028 9,000,000 7,768,477
3.13%, 11/15/2028 7,000,000 6,676,523
1.50%, 11/30/2028 3,000,000 2,605,195
1.38%, 12/31/2028 9,500,000 8,193,750
1.75%, 1/31/2029 2,000,000 1,756,719
2.63%, 2/15/2029 8,772,000 8,107,247
1.88%, 2/28/2029 2,000,000 1,771,172
2.38%, 3/31/2029 5,000,000 4,546,484
2.88%, 4/30/2029 5,000,000 4,682,813
2.38%, 5/15/2029 5,700,000 5,181,656
2.75%, 5/31/2029 3,500,000 3,251,719
2.63%, 7/31/2029 3,000,000 2,762,461
1.63%, 8/15/2029 3,000,000 2,603,320

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 91
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.13%, 8/31/2029 4,000,000 3,797,344
3.88%, 9/30/2029 3,500,000 3,475,254
4.00%, 10/31/2029 2,500,000 2,500,781
1.75%, 11/15/2029 (b) 4,000,000 3,487,031
3.88%, 11/30/2029 4,500,000 4,469,766
3.88%, 12/31/2029 3,000,000 2,985,000
0.63%, 5/15/2030 4,800,000 3,798,937
0.63%, 8/15/2030 7,000,000 5,510,039
0.88%, 11/15/2030 9,100,000 7,273,602
1.13%, 2/15/2031 6,500,000 5,297,754
1.63%, 5/15/2031 5,500,000 4,625,371
1.25%, 8/15/2031 6,000,000 4,865,156
1.38%, 11/15/2031 7,500,000 6,104,297
1.88%, 2/15/2032 9,100,000 7,719,715
2.88%, 5/15/2032 8,800,000 8,109,750
2.75%, 8/15/2032 8,200,000 7,467,125
4.13%, 11/15/2032 (b) 5,500,000 5,612,578
Total U.S. Treasury Obligations
(cost $881,444,094)
785,801,783
Repurchase Agreements 1.3%
Bank of America NA
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $1,020,000. (h)(i) 1,000,000 1,000,000
Cantor Fitzgerald & Co.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,759,207,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$4,852,073. (h)(i) 4,756,934 4,756,934
Credit Suisse AG
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $3,001,424,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$3,061,454. (h)(i) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $15,007,167,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $15,307,951. (h)(i) 15,000,000 15,000,000
Pershing LLC
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,482,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$1,020,000. (h)(i) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $24,756,934)
24,756,934
Total Investments
(cost $2,188,455,648) — 100.5%
1,944,357,961
Liabilities in excess of other
assets — (0.5)% (9,012,162)
NET ASSETS — 100.0%
$ 1,935,345,799

92 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2022.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $153,531,722, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $24,756,934 and by
$134,317,293 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.50%, and maturity dates ranging from 1/26/2023 –
11/15/2052, a total value of $159,074,227.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $7,300,706 which represents 0.38% of net assets.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$24,756,934.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 93
Common Stocks 99.2%
Shares Value ($)
AUSTRALIA 8.2%
Airlines 0.0%
†
Qantas Airways Ltd.* 83,574 336,491
Banks 2.0%
ANZ Group Holdings Ltd.* 284,490 4,582,824
Commonwealth Bank of
Australia 160,623 11,211,658
National Australia Bank Ltd. 299,702 6,073,198
Westpac Banking Corp.(a) 331,153 5,208,378
27,076,058
Beverages 0.0%
†
Treasury Wine Estates Ltd. 63,481 586,582
Capital Markets 0.4%
ASX Ltd. 19,029 872,644
Macquarie Group Ltd. 34,632 3,931,606
4,804,250
Chemicals 0.0%
†
Orica Ltd. 43,395 443,432
Commercial Services & Supplies 0.1%
Brambles Ltd. 132,212 1,085,846
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 20,518 379,173
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 373,142 1,013,281
Electric Utilities 0.1%
Origin Energy Ltd. 160,212 841,138
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 105,718 555,738
Goodman Group 159,335 1,871,965
GPT Group (The) 188,284 537,776
Mirvac Group 387,568 561,446
Scentre Group 475,279 924,160
Stockland 233,407 576,335
Vicinity Ltd. 380,331 517,485
5,544,905
Food & Staples Retailing 0.3%
Coles Group Ltd. 125,187 1,417,715
Endeavour Group Ltd. 132,028 573,373
Woolworths Group Ltd. 116,344 2,656,840
4,647,928
Gas Utilities 0.1%
APA Group 115,973 849,112
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 6,465 897,634
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 17,998 795,527
Sonic Healthcare Ltd. 41,485 845,845
1,641,372
Hotels, Restaurants & Leisure 0.3%
Aristocrat Leisure Ltd. 56,314 1,162,956
Flutter Entertainment plc* 15,944 2,184,720
Lottery Corp. Ltd. (The)* 196,081 597,619
3,945,295
Insurance 0.3%
Insurance Australia Group
Ltd. 242,297 783,093
Medibank Pvt Ltd. 236,941 472,445
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance
QBE Insurance Group Ltd. 137,977 1,260,380
Suncorp Group Ltd. 115,523 947,305
3,463,223
Interactive Media & Services 0.1%
REA Group Ltd. 5,193 391,051
SEEK Ltd. 31,559 449,284
840,335
Metals & Mining 2.9%
BHP Group Ltd. 249,495 7,692,884
BHP Group Ltd. 229,493 7,105,382
BlueScope Steel Ltd. 41,522 473,286
Fortescue Metals Group Ltd. 161,312 2,248,897
Glencore plc 924,845 6,184,230
IGO Ltd. 66,262 602,213
Mineral Resources Ltd. 15,464 813,464
Newcrest Mining Ltd. 82,546 1,150,858
Northern Star Resources Ltd. 105,566 773,022
Pilbara Minerals Ltd.*(a) 246,660 628,540
Rio Tinto Ltd. 35,443 2,793,272
Rio Tinto plc 106,319 7,460,001
South32 Ltd. 431,313 1,167,529
39,093,578
Multiline Retail 0.2%
Wesfarmers Ltd. 107,164 3,346,280
Oil, Gas & Consumable Fuels 0.5%
Ampol Ltd. 23,052 442,485
Santos Ltd.(a) 302,234 1,481,994
Washington H Soul Pattinson
& Co. Ltd. 21,282 400,441
Woodside Energy Group Ltd. 178,260 4,310,222
6,635,142
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd.(a) 67,713 360,981
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 180,925 456,342
Software 0.0%
†
WiseTech Global Ltd. 14,259 491,705
Trading Companies & Distributors 0.0%
†
Reece Ltd.(a) 18,060 173,681
Transportation Infrastructure 0.2%
Transurban Group 294,459 2,600,133
111,553,897
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 31,596 1,007,521
Electric Utilities 0.0%
†
Verbund AG(a) 6,693 564,493
Metals & Mining 0.0%
†
voestalpine AG 10,407 274,701
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 14,476 747,486
Paper & Forest Products 0.1%
Mondi plc 47,726 810,553
3,404,754

94 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
BELGIUM 0.9%
Banks 0.1%
KBC Group NV 23,324 1,497,571
Beverages 0.4%
Anheuser-Busch InBev SA/
NV 81,828 4,919,353
Chemicals 0.1%
Solvay SA 7,285 738,412
Umicore SA 20,586 759,481
1,497,893
Distributors 0.0%
†
D'ieteren Group 2,320 446,646
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
NV 4,899 392,424
Groupe Bruxelles Lambert
NV 4,876 390,713
Sofina SA 1,515 335,241
1,118,378
Electric Utilities 0.0%
†
Elia Group SA/NV 3,198 454,426
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Warehouses De Pauw CVA 13,861 396,351
Insurance 0.1%
Ageas SA/NV 15,852 705,287
Pharmaceuticals 0.1%
UCB SA 11,564 910,836
11,946,741
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 16,274 715,535
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 38,725 718,936
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 341,000 1,159,165
Beverages 0.1%
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 169,200 532,274
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 178,000 330,926
Food Products 0.0%
†
Wilmar International Ltd. 166,794 519,645
Internet & Direct Marketing Retail 0.4%
Prosus NV* 78,306 5,376,137
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 127,000 280,333
Real Estate Management & Development 0.0%
†
ESR Group Ltd. Reg. S(b) 191,400 401,743
8,600,223
Common Stocks
Shares Value ($)
DENMARK 2.9%
Air Freight & Logistics 0.2%
DSV A/S 17,508 2,776,876
Banks 0.1%
Danske Bank A/S 63,635 1,253,646
Beverages 0.1%
Carlsberg A/S
, Class B
9,568 1,266,578
Biotechnology 0.2%
Genmab A/S* 6,150 2,605,002
Building Products 0.0%
†
ROCKWOOL A/S
, Class B
699 164,893
Chemicals 0.1%
Chr Hansen Holding A/S 10,368 747,458
Novozymes A/S
, Class B
18,864 957,963
1,705,421
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 17,821 1,616,842
Electrical Equipment 0.2%
Vestas Wind Systems A/S 96,455 2,818,043
Health Care Equipment & Supplies 0.1%
Coloplast A/S
, Class B
11,677 1,368,179
Demant A/S* 7,552 209,999
1,578,178
Insurance 0.1%
Tryg A/S 35,391 839,424
Marine 0.1%
AP Moller - Maersk A/S
, Class
A
305 676,676
AP Moller - Maersk A/S
, Class
B
464 1,042,174
1,718,850
Pharmaceuticals 1.6%
Novo Nordisk A/S
, Class B
156,526 21,193,613
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 7,919 558,709
40,096,075
FINLAND 1.3%
Banks 0.2%
Nordea Bank Abp 315,661 3,376,023
Communications Equipment 0.2%
Nokia OYJ 503,190 2,338,022
Diversified Telecommunication Services 0.1%
Elisa OYJ 13,980 741,018
Electric Utilities 0.1%
Fortum OYJ 43,656 727,214
Food & Staples Retailing 0.0%
†
Kesko OYJ
, Class B
23,678 523,959
Insurance 0.2%
Sampo OYJ
, Class A
45,634 2,386,125
Machinery 0.2%
Kone OYJ
, Class B
32,040 1,659,558
Wartsila OYJ Abp 46,529 393,191
2,052,749

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 95
Common Stocks
Shares Value ($)
FINLAND
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ(a) 40,152 1,854,542
Paper & Forest Products 0.2%
Stora Enso OYJ
, Class R
54,172 765,319
UPM-Kymmene OYJ 50,537 1,894,429
2,659,748
Pharmaceuticals 0.0%
†
Orion OYJ
, Class B
10,483 574,607
17,234,007
FRANCE 10.9%
Aerospace & Defense 0.9%
Airbus SE 55,762 6,630,231
Dassault Aviation SA 2,288 388,203
Safran SA 32,459 4,056,183
Thales SA 10,488 1,340,749
12,415,366
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 64,238 1,786,261
Valeo 18,726 333,787
2,120,048
Automobiles 0.0%
†
Renault SA* 16,928 564,010
Banks 0.7%
BNP Paribas SA 105,412 5,998,718
Credit Agricole SA 112,519 1,186,068
Societe Generale SA 75,413 1,892,124
9,076,910
Beverages 0.3%
Pernod Ricard SA 19,615 3,855,518
Remy Cointreau SA 2,263 381,557
4,237,075
Building Products 0.2%
Cie de Saint-Gobain 46,024 2,259,493
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 5,988 340,242
Chemicals 0.6%
Air Liquide SA 49,480 7,038,004
Arkema SA 5,841 526,860
7,564,864
Construction & Engineering 0.5%
Bouygues SA(a) 20,302 609,060
Eiffage SA 8,188 807,384
Vinci SA 51,066 5,100,220
6,516,664
Diversified Financial Services 0.0%
†
Eurazeo SE 4,146 258,788
Wendel SE 2,192 205,437
464,225
Diversified Telecommunication Services 0.1%
Orange SA 188,935 1,878,656
Electric Utilities 0.1%
Electricite de France SA 55,096 707,756
Electrical Equipment 0.1%
Legrand SA 25,455 2,049,572
Common Stocks
Shares Value ($)
FRANCE
Entertainment 0.0%
†
Bollore SE 83,739 469,275
Ubisoft Entertainment SA* 7,493 212,688
681,963
Equity Real Estate Investment Trusts (REITs) 0.1%
Covivio 4,146 246,867
Gecina SA 4,125 420,273
Klepierre SA* 21,147 489,140
Unibail-Rodamco-Westfield* 10,310 537,969
1,694,249
Food & Staples Retailing 0.1%
Carrefour SA 55,306 925,385
Food Products 0.2%
Danone SA 60,473 3,185,955
Health Care Equipment & Supplies 0.4%
BioMerieux 4,116 432,843
EssilorLuxottica SA 27,530 4,995,414
5,428,257
Hotels, Restaurants & Leisure 0.1%
Accor SA* 15,849 393,776
La Francaise des Jeux
SAEM Reg. S(b) 9,632 386,966
Sodexo SA 8,696 831,885
1,612,627
Household Durables 0.0%
†
SEB SA 1,982 166,598
Insurance 0.4%
AXA SA 176,431 4,917,263
Interactive Media & Services 0.0%
†
Adevinta ASA* 30,065 198,579
IT Services 0.3%
Capgemini SE 15,299 2,565,856
Edenred 24,532 1,334,888
Worldline SA Reg. S*(b) 22,021 859,267
4,760,011
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 2,718 885,509
Machinery 0.1%
Alstom SA 31,211 766,304
Media 0.1%
Publicis Groupe SA 22,422 1,423,817
Vivendi SE 63,686 609,417
2,033,234
Multi-Utilities 0.3%
Engie SA 170,026 2,435,460
Veolia Environnement SA 62,651 1,609,537
4,044,997
Oil, Gas & Consumable Fuels 1.1%
TotalEnergies SE 235,034 14,669,690
Personal Products 0.6%
L'Oreal SA 22,883 8,209,116
Pharmaceuticals 0.8%
Ipsen SA 3,465 373,418
Sanofi 108,132 10,462,925
10,836,343

96 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Professional Services 0.2%
Bureau Veritas SA 28,901 760,625
Teleperformance 5,487 1,309,336
2,069,961
Software 0.2%
Dassault Systemes SE 63,735 2,298,736
Textiles, Apparel & Luxury Goods 2.0%
Hermes International 2,977 4,593,929
Kering SA 7,098 3,632,634
LVMH Moet Hennessy Louis
Vuitton SE 26,237 19,059,744
27,286,307
Transportation Infrastructure 0.1%
Aeroports de Paris* 2,745 369,155
Getlink SE 43,248 693,042
1,062,197
147,928,162
GERMANY 8.0%
Aerospace & Defense 0.1%
MTU Aero Engines AG 4,909 1,062,506
Rheinmetall AG 3,947 786,183
1,848,689
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 94,022 3,539,163
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 56,801 472,029
Auto Components 0.0%
†
Continental AG 9,684 578,580
Automobiles 0.9%
Bayerische Motoren Werke
AG 30,997 2,766,643
Bayerische Motoren Werke
AG (Preference) 5,639 480,258
Dr Ing hc F Porsche AG
(Preference)*(a) 10,490 1,064,276
Mercedes-Benz Group AG 75,758 4,971,510
Porsche Automobil Holding
SE (Preference) 13,916 763,453
Volkswagen AG 2,900 458,459
Volkswagen AG (Preference)
(a) 17,757 2,213,212
12,717,811
Banks 0.1%
Commerzbank AG* 97,553 922,456
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 196,621 2,228,604
Deutsche Boerse AG 17,893 3,087,273
5,315,877
Chemicals 0.5%
BASF SE 86,240 4,281,318
Covestro AG Reg. S(b) 18,990 742,949
Evonik Industries AG 19,951 383,052
Symrise AG 12,422 1,351,421
6,758,740
Common Stocks
Shares Value ($)
GERMANY
Construction Materials 0.1%
HeidelbergCement AG 14,234 811,813
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 308,399 6,151,474
Telefonica Deutschland
Holding AG 80,332 197,929
United Internet AG
(Registered) 9,093 183,842
6,533,245
Electrical Equipment 0.1%
Siemens Energy AG(a) 42,769 804,703
Food & Staples Retailing 0.0%
†
HelloFresh SE* 16,242 356,081
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG 3,784 477,594
Siemens Healthineers AG
Reg. S(b) 26,421 1,321,737
1,799,331
Health Care Providers & Services 0.1%
Fresenius Medical Care AG
& Co. KGaA 18,023 589,499
Fresenius SE & Co. KGaA 41,076 1,155,669
1,745,168
Household Products 0.1%
Henkel AG & Co. KGaA 10,214 658,749
Henkel AG & Co. KGaA
(Preference) 16,543 1,151,623
1,810,372
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 61,483 2,733,953
Industrial Conglomerates 0.7%
Siemens AG (Registered) 72,584 10,074,130
Insurance 1.0%
Allianz SE (Registered) 38,527 8,284,319
Hannover Rueck SE 5,569 1,107,057
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 13,326 4,333,135
13,724,511
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 7,883 396,065
Internet & Direct Marketing Retail 0.1%
Zalando SE Reg. S*(a)(b) 15,248 540,558
Zalando SE Reg. S*∞(b) 5,968 211,521
752,079
IT Services 0.0%
†
Bechtle AG 8,050 284,853
Life Sciences Tools & Services 0.1%
Sartorius AG (Preference) 2,392 945,929
Machinery 0.2%
Daimler Truck Holding AG* 42,305 1,310,747
GEA Group AG 14,815 605,167
Knorr-Bremse AG 6,840 373,771

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 97
Common Stocks
Shares Value ($)
GERMANY
Machinery
Rational AG 503 298,117
2,587,802
Multi-Utilities 0.2%
E.ON SE 213,343 2,129,255
Personal Products 0.1%
Beiersdorf AG 9,287 1,065,699
Pharmaceuticals 0.5%
Bayer AG (Registered) 92,713 4,787,004
Merck KGaA 12,329 2,387,638
7,174,642
Real Estate Management & Development 0.2%
Aroundtown SA(a) 103,363 241,298
LEG Immobilien SE 6,907 450,104
Vonovia SE 67,537 1,591,670
2,283,072
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 124,174 3,782,054
Software 0.8%
Nemetschek SE 5,676 289,907
SAP SE 98,607 10,176,189
10,466,096
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 16,471 2,248,460
Puma SE 10,377 629,699
2,878,159
Trading Companies & Distributors 0.1%
Brenntag SE 14,067 899,385
108,191,742
HONG KONG 2.8%
Banks 0.1%
Hang Seng Bank Ltd. 75,200 1,245,137
Capital Markets 0.4%
Futu Holdings Ltd., ADR*(a) 5,070 206,095
Hong Kong Exchanges &
Clearing Ltd. 113,900 4,922,205
5,128,300
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 354,220 432,959
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 59,500 311,441
CLP Holdings Ltd. 151,500 1,105,464
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 217,500 143,540
Power Assets Holdings Ltd. 136,500 747,672
2,308,117
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 207,400 1,522,839
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 819,545 476,792
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 1,024,266 973,806
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates 0.0%
†
Jardine Matheson Holdings
Ltd. 13,600 693,600
Jardine Matheson Holdings
Ltd. 600 30,509
724,109
Insurance 1.2%
AIA Group Ltd. 1,128,400 12,431,587
Prudential plc 259,380 3,510,094
15,941,681
Machinery 0.1%
Techtronic Industries Co. Ltd. 129,000 1,436,417
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 185,016 1,139,107
Hang Lung Properties Ltd. 199,000 386,374
Henderson Land
Development Co. Ltd. 135,775 474,072
Hongkong Land Holdings
Ltd. 101,500 453,197
Hongkong Land Holdings
Ltd. 8,100 37,148
New World Development Co.
Ltd. 147,231 415,072
Sino Land Co. Ltd. 341,000 424,713
Sun Hung Kai Properties Ltd. 136,500 1,867,951
Swire Pacific Ltd.
, Class A
48,000 420,981
Swire Properties Ltd. 110,800 280,305
Wharf Real Estate
Investment Co. Ltd. 152,500 889,094
6,788,014
Road & Rail 0.1%
MTR Corp. Ltd. 152,000 805,343
37,783,514
IRELAND 0.6%
Banks 0.1%
AIB Group plc 103,969 400,766
Bank of Ireland Group plc 104,061 986,676
1,387,442
Building Products 0.1%
Kingspan Group plc 15,176 817,125
Construction Materials 0.2%
CRH plc 71,519 2,831,626
Containers & Packaging 0.1%
Smurfit Kappa Group plc 22,414 830,447
Food Products 0.1%
Kerry Group plc
, Class A
(a) 14,942 1,348,327
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 13,266 773,673
7,988,640
ISRAEL 0.7%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,614 425,377
Banks 0.3%
Bank Hapoalim BM 117,407 1,059,169
Bank Leumi Le-Israel BM 151,743 1,264,897

98 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
ISRAEL
Banks
Israel Discount Bank Ltd.
,
Class A
121,588 639,027
Mizrahi Tefahot Bank Ltd. 15,131 490,173
3,453,266
Chemicals 0.1%
ICL Group Ltd. 69,583 501,785
Diversified Telecommunication Services 0.0%
†
Bezeq The Israeli
Telecommunication Corp.
Ltd. 199,108 343,502
IT Services 0.0%
†
Wix.com Ltd.*(a) 5,628 432,399
Marine 0.0%
†
ZIM Integrated Shipping
Services Ltd.(a) 6,446 110,807
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 101,793 928,352
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,509 233,135
Semiconductors & Semiconductor Equipment 0.0%
†
Tower Semiconductor Ltd.* 10,623 463,552
Software 0.2%
Check Point Software
Technologies Ltd.* 9,547 1,204,449
Nice Ltd.* 5,856 1,135,203
2,339,652
9,231,827
ITALY 2.0%
Automobiles 0.2%
Ferrari NV 11,751 2,514,198
Banks 0.6%
FinecoBank Banca Fineco
SpA 55,789 929,755
Intesa Sanpaolo SpA(a) 1,591,578 3,550,795
Mediobanca Banca di
Credito Finanziario SpA 59,494 571,637
UniCredit SpA 181,957 2,587,475
7,639,662
Beverages 0.1%
Coca-Cola HBC AG* 18,455 440,504
Davide Campari-Milano NV 49,380 500,478
940,982
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 33,033 333,681
Telecom Italia SpA*(a) 745,741 173,273
506,954
Electric Utilities 0.4%
Enel SpA 773,763 4,161,522
Terna - Rete Elettrica
Nazionale 129,062 955,287
5,116,809
Electrical Equipment 0.1%
Prysmian SpA 23,179 858,067
Common Stocks
Shares Value ($)
ITALY
Gas Utilities 0.1%
Snam SpA 198,205 962,325
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 2,475 346,817
Health Care Providers & Services 0.0%
†
Amplifon SpA 11,235 335,623
Insurance 0.2%
Assicurazioni Generali SpA 105,377 1,871,430
Poste Italiane SpA Reg. S(b) 50,782 495,225
2,366,655
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 57,385 451,084
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 238,653 3,408,979
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 9,618 399,794
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 18,895 1,005,794
26,853,743
JAPAN 21.7%
Air Freight & Logistics 0.1%
Nippon Express Holdings,
Inc.(a) 7,500 427,705
SG Holdings Co. Ltd. 27,300 380,561
Yamato Holdings Co. Ltd. 24,400 387,893
1,196,159
Airlines 0.0%
†
ANA Holdings, Inc.* 16,300 347,253
Japan Airlines Co. Ltd.*(a) 12,186 249,981
597,234
Auto Components 0.4%
Aisin Corp. 14,500 386,215
Bridgestone Corp.(a) 54,200 1,929,612
Denso Corp. 41,300 2,024,592
Koito Manufacturing Co. Ltd. 17,200 256,208
Sumitomo Electric Industries
Ltd. 70,200 796,327
5,392,954
Automobiles 1.6%
Honda Motor Co. Ltd. 154,400 3,530,225
Isuzu Motors Ltd. 57,300 669,260
Mazda Motor Corp. 55,880 422,398
Nissan Motor Co. Ltd. 228,200 717,973
Subaru Corp. 56,200 862,361
Suzuki Motor Corp. 36,200 1,164,668
Toyota Motor Corp. 1,001,270 13,684,497
Yamaha Motor Co. Ltd.(a) 29,000 659,025
21,710,407
Banks 1.4%
Chiba Bank Ltd. (The) 50,200 367,908
Concordia Financial Group
Ltd. 102,600 429,305
Japan Post Bank Co. Ltd.(a) 37,300 320,489
Mitsubishi UFJ Financial
Group, Inc. 1,136,367 7,665,965
Mizuho Financial Group, Inc. 226,251 3,197,770

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 99
Common Stocks
Shares Value ($)
JAPAN
Banks
Resona Holdings, Inc. 197,300 1,083,873
Shizuoka Financial Group,
Inc. 42,600 342,399
Sumitomo Mitsui Financial
Group, Inc. 123,953 4,994,596
Sumitomo Mitsui Trust
Holdings, Inc. 30,940 1,079,572
19,481,877
Beverages 0.2%
Asahi Group Holdings Ltd. 42,600 1,326,461
Ito En Ltd.(a) 4,300 156,889
Kirin Holdings Co. Ltd.(a) 76,500 1,172,001
Suntory Beverage & Food
Ltd.(a) 13,700 467,458
3,122,809
Building Products 0.4%
AGC, Inc.(a) 19,000 629,416
Daikin Industries Ltd. 23,500 3,614,994
Lixil Corp. 28,700 437,374
TOTO Ltd. 13,900 470,384
5,152,168
Capital Markets 0.2%
Daiwa Securities Group, Inc. 131,100 581,183
Japan Exchange Group, Inc. 49,400 713,949
Nomura Holdings, Inc. 266,500 991,935
SBI Holdings, Inc. 24,090 461,868
2,748,935
Chemicals 0.7%
Asahi Kasei Corp. 113,800 808,663
JSR Corp. 16,800 331,100
Mitsubishi Chemical Group
Corp. 112,600 581,760
Mitsui Chemicals, Inc. 18,100 405,890
Nippon Paint Holdings Co.
Ltd.(a) 73,300 580,006
Nippon Sanso Holdings
Corp. 15,700 226,141
Nissan Chemical Corp. 11,100 488,605
Nitto Denko Corp. 12,800 736,314
Shin-Etsu Chemical Co. Ltd. 35,100 4,276,426
Sumitomo Chemical Co. Ltd. 146,300 523,844
Toray Industries, Inc. 136,300 756,628
Tosoh Corp. 25,600 303,752
10,019,129
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 21,800 437,040
Secom Co. Ltd. 20,600 1,175,135
Toppan, Inc. 24,900 367,599
1,979,774
Construction & Engineering 0.1%
Kajima Corp. 40,900 475,773
Obayashi Corp. 60,900 460,417
Shimizu Corp. 54,300 289,283
Taisei Corp. 17,800 573,426
1,798,899
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 64,900 319,716
ORIX Corp. 113,100 1,823,716
2,143,432
Common Stocks
Shares Value ($)
JAPAN
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 112,556 3,212,807
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 56,500 584,677
Kansai Electric Power Co.,
Inc. (The) 62,000 601,839
Tokyo Electric Power Co.
Holdings, Inc.* 150,100 541,926
1,728,442
Electrical Equipment 0.3%
Fuji Electric Co. Ltd. 12,500 476,006
Mitsubishi Electric Corp. 182,700 1,808,564
Nidec Corp. 41,500 2,161,194
4,445,764
Electronic Equipment, Instruments & Components 1.2%
Azbil Corp. 10,200 258,289
Hamamatsu Photonics KK 13,800 663,835
Hirose Electric Co. Ltd. 2,894 362,005
Ibiden Co. Ltd. 11,100 404,376
Keyence Corp. 18,344 7,181,762
Kyocera Corp. 30,100 1,502,121
Murata Manufacturing Co.
Ltd. 53,800 2,699,108
Omron Corp. 18,200 887,677
Shimadzu Corp. 23,300 664,570
TDK Corp. 36,100 1,172,202
Yokogawa Electric Corp. 22,400 354,888
16,150,833
Entertainment 0.5%
Capcom Co. Ltd.(a) 15,100 484,277
Koei Tecmo Holdings Co.
Ltd. 11,120 200,421
Konami Group Corp. 9,200 418,346
Nexon Co. Ltd.(a) 45,400 1,012,717
Nintendo Co. Ltd. 105,000 4,396,939
Square Enix Holdings Co.
Ltd. 8,300 385,362
Toho Co. Ltd. 11,000 425,660
7,323,722
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 217 484,330
GLP J-REIT 419 482,063
Japan Metropolitan Fund
Invest 687 546,007
Japan Real Estate
Investment Corp. 123 538,708
Nippon Building Fund, Inc. 150 669,860
Nippon Prologis REIT, Inc. 202 473,079
Nomura Real Estate Master
Fund, Inc. 403 500,478
3,694,525
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 60,900 1,281,928
Kobe Bussan Co. Ltd. 14,800 427,214
Seven & i Holdings Co. Ltd. 70,700 3,024,431

100 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Food & Staples Retailing
Welcia Holdings Co. Ltd. 9,300 216,630
4,950,203
Food Products 0.3%
Ajinomoto Co., Inc. 42,700 1,301,976
Kikkoman Corp. 14,300 755,886
MEIJI Holdings Co. Ltd. 10,980 563,829
Nisshin Seifun Group, Inc. 14,923 187,084
Nissin Foods Holdings Co.
Ltd. 5,800 459,212
Yakult Honsha Co. Ltd. 12,600 821,678
4,089,665
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 36,900 596,827
Tokyo Gas Co. Ltd. 35,200 691,991
1,288,818
Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd. 20,000 329,595
Hoya Corp. 33,800 3,270,326
Olympus Corp. 114,100 2,016,797
Sysmex Corp. 15,400 938,019
Terumo Corp. 61,100 1,727,838
8,282,575
Health Care Technology 0.1%
M3, Inc. 43,400 1,182,265
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 8,026 305,382
Oriental Land Co. Ltd. 19,200 2,797,195
3,102,577
Household Durables 1.0%
Iida Group Holdings Co. Ltd. 13,000 196,499
Open House Group Co. Ltd. 8,000 290,178
Panasonic Holdings Corp. 209,400 1,753,569
Sekisui Chemical Co. Ltd. 36,400 506,509
Sekisui House Ltd. 56,700 1,002,795
Sharp Corp.(a) 22,900 164,826
Sony Group Corp. 119,500 9,112,581
13,026,957
Household Products 0.1%
Unicharm Corp. 37,800 1,449,528
Industrial Conglomerates 0.4%
Hitachi Ltd. 91,000 4,579,561
Toshiba Corp. 36,300 1,272,415
5,851,976
Insurance 0.8%
Dai-ichi Life Holdings, Inc. 92,500 2,100,536
Japan Post Holdings Co. Ltd. 223,800 1,886,759
Japan Post Insurance Co.
Ltd. 19,600 344,939
MS&AD Insurance Group
Holdings, Inc. 41,541 1,329,562
Sompo Holdings, Inc. 29,050 1,289,900
T&D Holdings, Inc. 50,800 731,147
Tokio Marine Holdings, Inc. 173,800 3,720,462
11,403,305
Interactive Media & Services 0.1%
Kakaku.com, Inc. 12,400 199,441
Common Stocks
Shares Value ($)
JAPAN
Interactive Media & Services
Z Holdings Corp. 261,300 660,588
860,029
Internet & Direct Marketing Retail 0.1%
Rakuten Group, Inc.*(a) 85,700 388,970
ZOZO, Inc. 12,300 305,387
694,357
IT Services 0.6%
Fujitsu Ltd. 18,700 2,476,405
GMO Payment Gateway, Inc.
(a) 4,100 340,911
Itochu Techno-Solutions
Corp. 8,700 203,768
NEC Corp. 24,100 843,197
Nomura Research Institute
Ltd. 33,015 784,848
NTT Data Corp. 62,000 912,295
Obic Co. Ltd. 6,400 946,183
Otsuka Corp. 11,200 354,442
SCSK Corp. 12,600 190,183
TIS, Inc. 22,200 588,441
7,640,673
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 19,600 1,229,146
Shimano, Inc.(a) 6,700 1,067,497
Yamaha Corp. 13,800 509,126
2,805,769
Machinery 1.0%
Daifuku Co. Ltd. 9,800 461,202
FANUC Corp. 17,900 2,671,430
Hitachi Construction
Machinery Co. Ltd. 10,200 229,861
Hoshizaki Corp.(a) 9,400 330,972
Komatsu Ltd. 87,800 1,904,836
Kubota Corp.(a) 95,400 1,314,167
Kurita Water Industries Ltd.
(a) 9,600 398,519
Makita Corp. 22,000 515,104
MINEBEA MITSUMI, Inc. 35,700 535,795
MISUMI Group, Inc. 25,100 550,208
Mitsubishi Heavy Industries
Ltd. 31,400 1,242,600
NGK Insulators Ltd. 22,400 285,681
SMC Corp. 5,400 2,285,440
Toyota Industries Corp. 14,400 785,101
Yaskawa Electric Corp. 23,600 759,274
14,270,190
Marine 0.1%
Mitsui OSK Lines Ltd.(a) 33,800 847,037
Nippon Yusen KK(a) 44,400 1,051,851
1,898,888
Media 0.1%
CyberAgent, Inc. 40,700 362,010
Dentsu Group, Inc.(a) 19,101 603,016
Hakuhodo DY Holdings, Inc. 24,000 243,084
1,208,110
Metals & Mining 0.2%
JFE Holdings, Inc. 48,300 560,821
Nippon Steel Corp. 75,344 1,311,811

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 101
Common Stocks
Shares Value ($)
JAPAN
Metals & Mining
Sumitomo Metal Mining Co.
Ltd. 24,300 864,470
2,737,102
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 37,400 694,275
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 280,639 955,544
Idemitsu Kosan Co. Ltd. 20,456 478,692
Inpex Corp.(a) 95,700 1,021,175
2,455,411
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 65,300 264,151
Personal Products 0.3%
Kao Corp.(a) 44,900 1,797,373
Kobayashi Pharmaceutical
Co. Ltd. 5,000 343,941
Kose Corp.(a) 3,300 358,506
Shiseido Co. Ltd. 37,600 1,852,952
4,352,772
Pharmaceuticals 1.4%
Astellas Pharma, Inc. 175,900 2,668,595
Chugai Pharmaceutical Co.
Ltd.(a) 63,300 1,608,461
Daiichi Sankyo Co. Ltd. 165,700 5,310,277
Eisai Co. Ltd. 23,700 1,552,323
Kyowa Kirin Co. Ltd. 26,500 609,610
Nippon Shinyaku Co. Ltd. 4,200 239,296
Ono Pharmaceutical Co. Ltd. 32,900 769,620
Otsuka Holdings Co. Ltd.(a) 36,300 1,181,785
Shionogi & Co. Ltd. 24,600 1,223,812
Takeda Pharmaceutical Co.
Ltd. 142,949 4,464,885
19,628,664
Professional Services 0.4%
Nihon M&A Center Holdings,
Inc. 29,500 365,914
Persol Holdings Co. Ltd. 16,500 350,407
Recruit Holdings Co. Ltd. 137,300 4,366,670
5,082,991
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 6,100 626,931
Daiwa House Industry Co.
Ltd. 56,000 1,284,970
Hulic Co. Ltd.(a) 37,300 293,557
Mitsubishi Estate Co. Ltd. 111,300 1,440,299
Mitsui Fudosan Co. Ltd. 85,300 1,558,341
Nomura Real Estate
Holdings, Inc. 10,300 220,200
Sumitomo Realty &
Development Co. Ltd. 30,400 715,802
6,140,100
Road & Rail 0.5%
Central Japan Railway Co. 13,600 1,673,107
East Japan Railway Co. 28,376 1,619,048
Hankyu Hanshin Holdings,
Inc. 20,200 600,539
Common Stocks
Shares Value ($)
JAPAN
Road & Rail
Keio Corp. 8,899 327,190
Keisei Electric Railway Co.
Ltd. 12,700 363,280
Kintetsu Group Holdings Co.
Ltd.(a) 16,900 560,169
Odakyu Electric Railway Co.
Ltd.(a) 29,000 377,981
Tobu Railway Co. Ltd. 17,000 398,039
Tokyu Corp. 52,200 657,447
West Japan Railway Co. 19,900 868,573
7,445,373
Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp. 17,500 1,129,802
Disco Corp. 2,800 804,910
Lasertec Corp.(a) 7,000 1,162,717
Renesas Electronics Corp.* 107,300 969,724
Rohm Co. Ltd. 8,600 613,711
SUMCO Corp.(a) 34,400 460,292
Tokyo Electron Ltd. 14,100 4,188,595
9,329,751
Software 0.1%
Oracle Corp. Japan 3,100 201,699
Trend Micro, Inc.*(a) 13,100 612,586
814,285
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 5,500 3,333,023
Hikari Tsushin, Inc.(a) 1,900 267,284
Nitori Holdings Co. Ltd. 7,300 946,753
USS Co. Ltd. 19,400 307,445
4,854,505
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 23,200 351,065
Canon, Inc.(a) 95,300 2,060,669
FUJIFILM Holdings Corp. 34,000 1,715,408
Ricoh Co. Ltd. 52,100 399,621
Seiko Epson Corp. 27,500 399,167
4,925,930
Tobacco 0.2%
Japan Tobacco, Inc.(a) 114,400 2,313,176
Trading Companies & Distributors 1.2%
ITOCHU Corp. 112,300 3,511,275
Marubeni Corp. 145,700 1,665,028
Mitsubishi Corp. 119,700 3,872,502
Mitsui & Co. Ltd. 136,800 3,977,773
MonotaRO Co. Ltd. 23,200 328,071
Sumitomo Corp. 106,400 1,764,338
Toyota Tsusho Corp. 20,900 766,135
15,885,122
Wireless Telecommunication Services 0.9%
KDDI Corp. 153,700 4,645,447
SoftBank Corp. 269,800 3,050,561
SoftBank Group Corp. 113,600 4,810,740
12,506,748
295,336,111
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 16,078 301,911

102 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 12,273 883,803
Metals & Mining 0.1%
ArcelorMittal SA(a) 51,769 1,353,548
2,237,351
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd. 203,000 1,344,165
Sands China Ltd.* 238,700 790,805
2,134,970
NETHERLANDS 5.3%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 36,152 499,321
ING Groep NV 354,923 4,330,208
4,829,529
Beverages 0.2%
Heineken Holding NV 9,909 762,987
Heineken NV 24,693 2,319,947
3,082,934
Biotechnology 0.1%
Argenx SE* 5,067 1,909,364
Argenx SE* 164 61,567
1,970,931
Capital Markets 0.1%
Euronext NV Reg. S(b) 8,422 624,278
Chemicals 0.3%
Akzo Nobel NV 17,863 1,191,928
Koninklijke DSM NV 16,640 2,039,990
OCI NV 10,129 361,448
3,593,366
Diversified Financial Services 0.1%
EXOR NV* 10,613 774,717
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 302,975 937,393
Entertainment 0.1%
Universal Music Group NV 68,099 1,643,854
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 98,076 2,818,106
Food Products 0.0%
†
JDE Peet's NV 9,883 285,660
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV 86,879 1,303,988
Insurance 0.1%
Aegon NV 161,955 821,573
NN Group NV 25,771 1,052,522
1,874,095
IT Services 0.2%
Adyen NV Reg. S*(b) 2,042 2,825,754
Oil, Gas & Consumable Fuels 1.4%
Shell plc 686,866 19,519,164
Professional Services 0.2%
Randstad NV 11,753 717,719
Common Stocks
Shares Value ($)
NETHERLANDS
Professional Services
Wolters Kluwer NV 24,532 2,562,591
3,280,310
Semiconductors & Semiconductor Equipment 1.6%
ASM International NV 4,603 1,165,300
ASML Holding NV 38,418 20,795,786
21,961,086
Trading Companies & Distributors 0.1%
IMCD NV 5,601 800,023
72,125,188
NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 183,960 630,557
Electric Utilities 0.0%
†
Mercury NZ Ltd. 61,413 216,750
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 56,742 807,652
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 126,676 418,675
Software 0.1%
Xero Ltd.*(a) 13,229 631,493
Transportation Infrastructure 0.0%
†
Auckland International Airport
Ltd.* 109,506 544,030
3,249,157
NORWAY 0.7%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 7,983 338,808
Banks 0.1%
DNB Bank ASA 87,972 1,741,682
Diversified Telecommunication Services 0.1%
Telenor ASA 68,777 642,978
Food Products 0.1%
Mowi ASA 36,422 621,849
Orkla ASA 73,824 533,374
Salmar ASA 6,472 254,494
1,409,717
Insurance 0.0%
†
Gjensidige Forsikring ASA 19,658 385,763
Metals & Mining 0.1%
Norsk Hydro ASA 122,903 920,484
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA 29,104 907,204
Equinor ASA 90,310 3,239,274
4,146,478
9,585,910
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 259,329 1,291,925

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 103
Common Stocks
Shares Value ($)
PORTUGAL
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 27,834 601,854
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA
,
Class B
49,186 665,558
2,559,337
SINGAPORE 1.6%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 153,500 384,176
Airlines 0.1%
Singapore Airlines Ltd. 131,714 542,797
Banks 0.7%
DBS Group Holdings Ltd. 169,700 4,296,196
Oversea-Chinese Banking
Corp. Ltd. 324,900 2,948,086
United Overseas Bank Ltd. 112,800 2,586,920
9,831,202
Capital Markets 0.0%
†
Singapore Exchange Ltd. 74,100 495,532
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 777,450 1,492,590
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 27,200 346,774
Entertainment 0.1%
Sea Ltd., ADR*(a) 34,019 1,770,009
Equity Real Estate Investment Trusts (REITs) 0.2%
CapitaLand Ascendas REIT 296,207 606,451
CapitaLand Integrated
Commercial Trust 475,670 725,292
Mapletree Logistics Trust 321,704 382,290
Mapletree Pan Asia
Commercial Trust 227,800 284,282
1,998,315
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 594,396 424,181
Industrial Conglomerates 0.1%
Jardine Cycle & Carriage Ltd. 9,600 205,109
Keppel Corp. Ltd. 143,200 776,803
981,912
Real Estate Management & Development 0.1%
Capitaland Investment Ltd. 255,697 707,126
City Developments Ltd. 40,200 246,169
UOL Group Ltd. 47,500 238,538
1,191,833
Road & Rail 0.0%
†
Grab Holdings Ltd.
, Class
A
*(a) 127,610 410,904
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 63,451 2,255,683
22,125,908
Common Stocks
Shares Value ($)
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 119,606 4,678,111
SOUTH KOREA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 16,044 768,627
SPAIN 2.4%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 578,025 3,490,566
Banco Santander SA 1,578,792 4,728,223
CaixaBank SA 416,201 1,633,707
9,852,496
Biotechnology 0.0%
†
Grifols SA*(a) 26,811 310,905
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA(a) 20,216 579,238
Ferrovial SA 45,686 1,195,117
1,774,355
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 51,581 1,715,359
Telefonica SA 496,970 1,799,864
3,515,223
Electric Utilities 0.6%
Acciona SA 2,355 433,141
Endesa SA 27,635 521,458
Iberdrola SA 575,355 6,730,217
Red Electrica Corp. SA 39,887 692,871
8,377,687
Gas Utilities 0.0%
†
Enagas SA(a) 23,894 397,265
Naturgy Energy Group SA 13,320 346,480
743,745
Independent Power and Renewable Electricity Producers
0.1%
Corp. ACCIONA Energias
Renovables SA 6,402 247,423
EDP Renovaveis SA 25,334 560,031
807,454
IT Services 0.2%
Amadeus IT Group SA* 42,856 2,210,087
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 129,103 2,058,071
Specialty Retail 0.2%
Industria de Diseno Textil SA 102,004 2,716,179
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 7,372 928,434
33,294,636
SWEDEN 3.0%
Automobiles 0.0%
†
Volvo Car AB
, Class B
*(a) 52,647 240,528
Banks 0.3%
Skandinaviska Enskilda
Banken AB
, Class A
153,885 1,770,947

104 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Banks
Svenska Handelsbanken AB
,
Class A
143,366 1,442,590
Swedbank AB
, Class A
85,055 1,444,976
4,658,513
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 15,383 317,826
Building Products 0.3%
Assa Abloy AB
, Class B
95,505 2,054,878
Nibe Industrier AB
, Class B
141,607 1,324,169
3,379,047
Capital Markets 0.1%
EQT AB(a) 29,305 624,559
Commercial Services & Supplies 0.0%
†
Securitas AB
, Class B
48,153 400,851
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson
, Class B
274,858 1,609,670
Construction & Engineering 0.0%
†
Skanska AB
, Class B
33,439 530,788
Diversified Financial Services 0.4%
Industrivarden AB
, Class A
12,817 312,415
Industrivarden AB
, Class C
14,453 351,658
Investor AB
, Class A
(a) 45,358 845,729
Investor AB
, Class B
171,534 3,111,160
Kinnevik AB
, Class B
* 22,788 314,578
L E Lundbergforetagen AB
,
Class B
7,314 311,776
5,247,316
Diversified Telecommunication Services 0.0%
†
Telia Co. AB 234,891 601,159
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB
, Class B
185,264 1,947,451
Entertainment 0.0%
†
Embracer Group AB*(a) 64,961 293,650
Health Care Equipment & Supplies 0.0%
†
Getinge AB
, Class B
21,456 446,779
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 17,244 1,684,115
Household Durables 0.0%
†
Electrolux AB
, Class B
(a) 20,317 274,977
Household Products 0.1%
Essity AB
, Class B
56,896 1,493,403
Industrial Conglomerates 0.1%
Investment AB Latour
, Class B
13,357 253,571
Lifco AB
, Class B
22,913 381,396
634,967
Machinery 1.0%
Alfa Laval AB 26,089 754,932
Atlas Copco AB
, Class A
252,698 2,991,782
Atlas Copco AB
, Class B
147,171 1,572,427
Epiroc AB
, Class A
61,092 1,116,415
Epiroc AB
, Class B
34,185 551,019
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Husqvarna AB
, Class B
37,249 262,452
Indutrade AB 26,094 530,254
Sandvik AB 101,083 1,825,077
SKF AB
, Class B
(a) 37,680 576,624
Volvo AB
, Class A
19,682 374,680
Volvo AB
, Class B
144,574 2,617,752
13,173,414
Metals & Mining 0.1%
Boliden AB 24,982 939,438
Paper & Forest Products 0.1%
Holmen AB
, Class B
8,736 347,550
Svenska Cellulosa AB SCA
,
Class B
59,552 752,995
1,100,545
Real Estate Management & Development 0.1%
Fastighets AB Balder
, Class B
* 52,175 244,158
Sagax AB
, Class B
18,146 413,287
657,445
Specialty Retail 0.1%
H & M Hennes & Mauritz AB
,
Class B
(a) 71,785 774,891
Wireless Telecommunication Services 0.0%
†
Tele2 AB
, Class B
54,761 446,199
41,477,531
SWITZERLAND 5.8%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered)(a) 2,929 281,311
Building Products 0.1%
Geberit AG (Registered) 3,377 1,599,146
Capital Markets 0.7%
Credit Suisse Group AG
(Registered)(a) 314,310 944,333
Julius Baer Group Ltd. 20,527 1,193,152
Partners Group Holding AG 2,167 1,926,225
UBS Group AG (Registered) 317,467 5,917,453
9,981,163
Chemicals 0.5%
Clariant AG (Registered)* 21,207 337,475
EMS-Chemie Holding AG
(Registered) 666 450,140
Givaudan SA (Registered) 864 2,634,105
Sika AG (Registered) 13,809 3,331,965
6,753,685
Containers & Packaging 0.1%
SIG Group AG* 26,973 591,164
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 2,422 1,325,611
Electric Utilities 0.0%
†
BKW AG 2,053 280,126
Electrical Equipment 0.3%
ABB Ltd. (Registered) 148,323 4,517,589

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 105
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products 0.2%
Barry Callebaut AG
(Registered) 351 695,417
Chocoladefabriken Lindt &
Spruengli AG 99 1,008,862
Chocoladefabriken Lindt &
Spruengli AG (Registered) 10 1,029,919
2,734,198
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 47,103 3,235,245
Sonova Holding AG
(Registered) 5,010 1,192,065
Straumann Holding AG
(Registered) 10,971 1,242,391
5,669,701
Insurance 0.7%
Baloise Holding AG
(Registered) 4,502 695,419
Swiss Life Holding AG
(Registered) 2,968 1,532,120
Zurich Insurance Group AG 14,200 6,785,830
9,013,369
Life Sciences Tools & Services 0.3%
Bachem Holding AG
, Class
B
(a) 2,947 257,030
Lonza Group AG
(Registered) 7,035 3,462,471
3,719,501
Machinery 0.1%
Schindler Holding AG 4,002 751,451
Schindler Holding AG
(Registered) 2,182 391,923
VAT Group AG Reg. S(b) 2,654 730,954
1,874,328
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 5,341 1,241,162
Pharmaceuticals 1.4%
Novartis AG (Registered) 204,316 18,507,211
Professional Services 0.1%
Adecco Group AG
(Registered) 15,443 507,835
SGS SA (Registered) 598 1,384,561
1,892,396
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 6,753 586,370
Software 0.0%
†
Temenos AG (Registered) 6,246 345,029
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 15,846 983,517
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont
SA (Registered) 49,186 6,364,946
Swatch Group AG (The) 2,844 807,400
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)
(Registered) 4,684 244,315
7,416,661
79,313,238
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11.7%
Aerospace & Defense 0.3%
BAE Systems plc 295,981 3,059,020
Rolls-Royce Holdings plc* 822,460 920,819
3,979,839
Banks 1.6%
Barclays plc 1,520,317 2,922,942
HSBC Holdings plc 1,888,034 11,774,666
Lloyds Banking Group plc 6,448,666 3,541,175
NatWest Group plc 503,802 1,608,205
Standard Chartered plc 237,824 1,785,041
21,632,029
Beverages 0.8%
Coca-Cola Europacific
Partners plc(a) 18,878 1,044,331
Diageo plc 215,089 9,498,176
10,542,507
Capital Markets 0.4%
3i Group plc 91,476 1,485,267
abrdn plc 205,090 467,145
Hargreaves Lansdown plc 34,332 355,817
London Stock Exchange
Group plc 30,899 2,666,090
Schroders plc 65,137 342,404
St James's Place plc 53,430 707,525
6,024,248
Chemicals 0.1%
Croda International plc 12,886 1,029,829
Johnson Matthey plc 17,921 461,345
1,491,174
Commercial Services & Supplies 0.1%
Rentokil Initial plc 235,845 1,449,571
Diversified Financial Services 0.0%
†
M&G plc 221,626 503,764
Diversified Telecommunication Services 0.1%
BT Group plc 683,015 927,426
Electric Utilities 0.2%
SSE plc 101,618 2,095,963
Electronic Equipment, Instruments & Components 0.1%
Halma plc 34,681 828,689
Equity Real Estate Investment Trusts (REITs) 0.1%
British Land Co. plc (The) 84,330 403,231
Land Securities Group plc 67,035 504,162
Segro plc 111,719 1,032,789
1,940,182
Food & Staples Retailing 0.2%
J Sainsbury plc 172,410 452,578
Ocado Group plc*(a) 52,554 395,478

106 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Food & Staples Retailing
Tesco plc 717,324 1,944,856
2,792,912
Food Products 0.0%
†
Associated British Foods plc 35,017 667,127
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 80,361 1,073,604
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 166,338 3,843,564
Entain plc 57,824 927,131
InterContinental Hotels
Group plc 16,909 973,260
Whitbread plc 19,857 617,735
6,361,690
Household Durables 0.1%
Barratt Developments plc 100,508 482,628
Berkeley Group Holdings plc 9,492 432,184
Persimmon plc 30,403 448,783
Taylor Wimpey plc 350,281 431,799
1,795,394
Household Products 0.3%
Reckitt Benckiser Group plc 68,276 4,749,895
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 251,516 1,509,934
DCC plc 9,696 478,656
Melrose Industries plc 386,036 627,584
Smiths Group plc 33,256 641,156
3,257,330
Insurance 0.3%
Admiral Group plc 17,686 457,101
Aviva plc 265,269 1,413,922
Legal & General Group plc 564,630 1,705,265
Phoenix Group Holdings plc 73,686 542,654
4,118,942
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 81,970 511,516
Internet & Direct Marketing Retail 0.0%
†
Just Eat Takeaway.com NV
Reg. S*(b) 15,662 333,511
Machinery 0.2%
CNH Industrial NV 96,271 1,546,128
Spirax-Sarco Engineering plc 6,752 867,569
2,413,697
Media 0.2%
Informa plc 134,618 1,009,274
Pearson plc 65,864 746,566
WPP plc 100,686 999,595
2,755,435
Multiline Retail 0.1%
Next plc 11,850 834,366
Multi-Utilities 0.3%
National Grid plc 347,171 4,170,002
Oil, Gas & Consumable Fuels 0.8%
BP plc 1,778,328 10,341,394
Common Stocks
Shares Value ($)
UNITED KINGDOM
Personal Products 0.9%
Unilever plc 240,668 12,092,550
Pharmaceuticals 1.5%
AstraZeneca plc 146,509 19,883,521
Professional Services 0.6%
Experian plc 86,527 2,945,688
Intertek Group plc 15,863 774,239
RELX plc 181,654 5,013,481
8,733,408
Software 0.1%
AVEVA Group plc 11,759 456,725
Sage Group plc (The) 92,632 831,916
1,288,641
Specialty Retail 0.1%
JD Sports Fashion plc 253,499 386,959
Kingfisher plc 172,677 494,188
881,147
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 36,305 887,114
Tobacco 0.8%
British American Tobacco plc 202,863 8,048,531
Imperial Brands plc 85,937 2,147,099
10,195,630
Trading Companies & Distributors 0.2%
Ashtead Group plc 41,201 2,353,677
Bunzl plc 31,146 1,039,570
3,393,247
Water Utilities 0.1%
Severn Trent plc 24,602 788,978
United Utilities Group plc 67,024 803,715
1,592,693
Wireless Telecommunication Services 0.2%
Vodafone Group plc 2,497,156 2,531,294
159,071,452
UNITED STATES 6.5%
Automobiles 0.2%
Stellantis NV 206,723 2,929,746
Biotechnology 0.7%
CSL Ltd. 45,547 8,881,245
Construction Materials 0.2%
Holcim AG* 51,853 2,673,912
James Hardie Industries plc
CHDI 40,239 720,709
3,394,621
Electrical Equipment 0.5%
Schneider Electric SE 51,395 7,228,167
Energy Equipment & Services 0.1%
Tenaris SA 46,414 814,544
Food Products 2.2%
Nestle SA (Registered) 260,020 30,028,536
Insurance 0.2%
Swiss Re AG 28,783 2,700,128
IT Services 0.1%
Computershare Ltd. 53,407 952,775

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 107
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services 0.1%
QIAGEN NV* 20,923 1,053,024
Personal Products 0.1%
Haleon plc* 478,811 1,915,188
Pharmaceuticals 2.1%
GSK plc 383,784 6,673,929
Roche Holding AG 69,029 21,885,397
28,559,326
Software 0.0%
†
CyberArk Software Ltd.* 4,002 518,859
88,976,159
Total Common Stocks
(cost $981,563,626) 1,349,483,393
Repurchase Agreements 0.8%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 4.30%, dated
12/30/2022, due
1/3/2023, repurchase
price $2,208,847,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$2,251,948.(c)(d) 2,207,792 2,207,792
Credit Suisse AG, 4.27%,
dated 12/30/2022, due
1/3/2023, repurchase
price $1,000,475,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$1,020,485.(c)(d) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase
price $7,003,345,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $7,143,710.(c)(d) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $10,207,792) 10,207,792
Total Investments
(cost $991,771,418) — 100.0% 1,359,691,185
Liabilities in excess of other assets — 0.0% (201,460)
NET ASSETS — 100.0%
$ 1,359,489,725

108 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $40,164,390, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,207,792 and by
$31,889,247 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.25%, and maturity dates ranging from 1/19/2023 –
2/15/2052, a total value of $42,097,039.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $19,728,815 which represents 1.45% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$10,207,792.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 52 3/2023 EUR 2,106,860 (2,757)
FTSE 100 Index 23 3/2023 GBP 2,075,985 341
Nikkei 225 Index 20 3/2023 JPY 1,980,722 (9,811)
SPI 200 Index 9 3/2023 AUD 1,071,113 (3,444)
Net contracts (15,671)
As of December 31, 2022, the Fund had $456,476 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

NVIT Mid Cap Index Fund - December 31, 2022 - Statement of Investments - 109
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 1 .5%
Axon Enterprise, Inc.*(a) 34,810 5,776,023
Curtiss-Wright Corp.(a) 19,627 3,277,513
Hexcel Corp.(a) 42,936 2,526,784
Mercury Systems, Inc.*(a) 29,475 1,318,711
Woodward, Inc.(a) 31,057 3,000,417
15,899,448
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.*(a) 61,095 2,608,146
Airlines 0 .1%
JetBlue Airways Corp.* 164,877 1,068,403
Auto Components 1 .4%
Adient plc*(a) 48,834 1,694,052
Dana, Inc. 65,715 994,268
Fox Factory Holding Corp.*(a) 21,515 1,962,813
Gentex Corp. 120,287 3,280,227
Goodyear Tire & Rubber Co.
(The)*(a) 143,628 1,457,824
Lear Corp. 30,367 3,766,115
Visteon Corp.* 14,587 1,908,417
15,063,716
Automobiles 0 .5%
Harley-Davidson, Inc. 68,566 2,852,345
Thor Industries, Inc.(a) 28,087 2,120,288
4,972,633
Banks 7 .1%
Associated Banc-Corp. 77,933 1,799,473
Bank of Hawaii Corp.(a) 20,697 1,605,259
Bank OZK 57,281 2,294,677
Cadence Bank(a) 93,339 2,301,740
Cathay General Bancorp 38,190 1,557,770
Commerce Bancshares, Inc.
(a) 58,596 3,988,633
Cullen/Frost Bankers, Inc. 33,107 4,426,406
East West Bancorp, Inc. 72,653 4,787,833
First Financial Bankshares,
Inc.(a) 66,629 2,292,038
First Horizon Corp. 276,296 6,769,252
FNB Corp.(a) 181,064 2,362,885
Fulton Financial Corp.(a) 85,598 1,440,614
Glacier Bancorp, Inc.(a) 57,230 2,828,307
Hancock Whitney Corp. 43,977 2,128,047
Home BancShares, Inc.(a) 97,509 2,222,230
International Bancshares
Corp.(a) 27,064 1,238,449
Old National Bancorp(a) 149,695 2,691,516
PacWest Bancorp 60,371 1,385,514
Pinnacle Financial Partners,
Inc. 39,075 2,868,105
Prosperity Bancshares, Inc. 47,046 3,419,303
Synovus Financial Corp. 74,367 2,792,481
Texas Capital Bancshares,
Inc.* 25,750 1,552,983
UMB Financial Corp. 22,193 1,853,559
Umpqua Holdings Corp. 112,459 2,007,393
United Bankshares, Inc.(a) 69,222 2,802,799
Valley National Bancorp(a) 217,207 2,456,611
Washington Federal, Inc. 33,335 1,118,389
Webster Financial Corp.(a) 90,014 4,261,263
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 31,385 2,652,660
75,906,189
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A*(a) 4,872 1,605,421
Celsius Holdings, Inc.*(a) 20,649 2,148,322
Coca-Cola Consolidated, Inc. 2,338 1,197,898
4,951,641
Biotechnology 2 .0%
Arrowhead Pharmaceuticals,
Inc.*(a) 53,749 2,180,059
Exelixis, Inc.* 166,342 2,668,126
Halozyme Therapeutics,
Inc.*(a) 69,620 3,961,378
Neurocrine Biosciences,
Inc.*(a) 49,499 5,912,161
United Therapeutics Corp.* 23,467 6,525,938
21,247,662
Building Products 2 .6%
Builders FirstSource, Inc.*(a) 75,780 4,916,606
Carlisle Cos., Inc. 26,628 6,274,888
Fortune Brands Innovations,
Inc. 65,818 3,758,866
Lennox International, Inc. 16,625 3,977,199
Owens Corning 48,120 4,104,636
Simpson Manufacturing Co.,
Inc. 22,193 1,967,631
Trex Co., Inc.* 56,841 2,406,080
27,405,906
Capital Markets 2 .0%
Affiliated Managers Group, Inc. 19,689 3,119,328
Evercore, Inc., Class A(a) 18,564 2,024,961
Federated Hermes, Inc., Class
B 43,614 1,583,624
Interactive Brokers Group,
Inc., Class A 53,044 3,837,733
Janus Henderson Group plc(a) 68,403 1,608,839
Jefferies Financial Group, Inc. 95,091 3,259,720
SEI Investments Co.(a) 52,632 3,068,446
Stifel Financial Corp. 54,798 3,198,559
21,701,210
Chemicals 2 .6%
Ashland, Inc. 25,676 2,760,940
Avient Corp. 44,029 1,486,419
Cabot Corp.(a) 28,686 1,917,372
Chemours Co. (The) 79,020 2,419,592
Ingevity Corp.* 18,422 1,297,646
NewMarket Corp. 3,528 1,097,596
Olin Corp. 65,584 3,472,017
RPM International, Inc. 66,472 6,477,696
Scotts Miracle-Gro Co. (The)
(a) 20,839 1,012,567
Sensient Technologies Corp.
(a) 21,503 1,567,999
Valvoline, Inc. 90,326 2,949,144
Westlake Corp. 17,812 1,826,443
28,285,431

110 - Statement of Investments - December 31, 2022 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1 .5%
Brink's Co. (The) 24,217 1,300,695
Clean Harbors, Inc.* 25,724 2,935,623
IAA, Inc.* 68,312 2,732,480
MSA Safety, Inc. 18,929 2,729,373
Stericycle, Inc.*(a) 47,107 2,350,168
Tetra Tech, Inc. 27,289 3,962,090
16,010,429
Communications Equipment 0 .8%
Calix, Inc.*(a) 29,271 2,003,014
Ciena Corp.*(a) 76,455 3,897,676
Lumentum Holdings, Inc.*(a) 35,098 1,831,063
Viasat, Inc.*(a) 38,317 1,212,733
8,944,486
Construction & Engineering 2 .2%
AECOM 71,905 6,106,892
Dycom Industries, Inc.*(a) 15,279 1,430,114
EMCOR Group, Inc. 24,537 3,634,175
Fluor Corp.*(a) 72,678 2,519,020
MasTec, Inc.*(a) 30,112 2,569,457
MDU Resources Group, Inc. 103,959 3,154,116
Valmont Industries, Inc.(a) 10,926 3,612,900
23,026,674
Construction Materials 0 .2%
Eagle Materials, Inc.(a) 18,971 2,520,297
Consumer Finance 0 .4%
FirstCash Holdings, Inc. 19,624 1,705,522
Navient Corp. 57,000 937,650
SLM Corp. 127,637 2,118,774
4,761,946
Containers & Packaging 0 .9%
AptarGroup, Inc.(a) 33,416 3,675,092
Greif, Inc., Class A 13,718 919,929
Silgan Holdings, Inc. 43,144 2,236,585
Sonoco Products Co.(a) 49,833 3,025,361
9,856,967
Diversified Consumer Services 1 .1%
Graham Holdings Co., Class B 1,990 1,202,378
Grand Canyon Education,
Inc.* 15,792 1,668,583
H&R Block, Inc. 80,049 2,922,589
Service Corp. International 79,194 5,475,473
11,269,023
Diversified Financial Services 0 .3%
Voya Financial, Inc.(a) 50,049 3,077,513
Diversified Telecommunication Services 0 .6%
Frontier Communications
Parent, Inc.*(a) 113,925 2,902,809
Iridium Communications, Inc.* 64,921 3,336,939
6,239,748
Electric Utilities 1 .5%
ALLETE, Inc. 29,477 1,901,561
Hawaiian Electric Industries,
Inc. 55,959 2,341,884
IDACORP, Inc.(a) 25,934 2,796,982
OGE Energy Corp.(a) 103,258 4,083,854
PNM Resources, Inc. 44,208 2,156,909
Common Stocks
Shares Value ($)
Electric Utilities
Portland General Electric
Co.(a) 45,966 2,252,334
15,533,524
Electrical Equipment 2 .1%
Acuity Brands, Inc. 16,704 2,766,349
EnerSys 20,942 1,546,357
Hubbell, Inc. 27,653 6,489,606
nVent Electric plc 86,045 3,310,151
Regal Rexnord Corp.(a) 34,007 4,080,160
SunPower Corp.*(a) 43,043 776,065
Sunrun, Inc.* 109,726 2,635,619
Vicor Corp.* 11,290 606,838
22,211,145
Electronic Equipment, Instruments & Components 3 .1%
Arrow Electronics, Inc.* 31,670 3,311,732
Avnet, Inc. 47,121 1,959,291
Belden, Inc. 22,418 1,611,854
Cognex Corp. 88,718 4,179,505
Coherent Corp.*(a) 71,411 2,506,526
IPG Photonics Corp.* 17,068 1,615,828
Jabil, Inc.(a) 69,325 4,727,965
Littelfuse, Inc.(a) 12,671 2,790,154
National Instruments Corp.(a) 67,651 2,496,322
Novanta, Inc.* 18,378 2,497,019
TD SYNNEX Corp. 21,637 2,049,240
Vishay Intertechnology, Inc. 67,309 1,451,855
Vontier Corp. 81,352 1,572,534
32,769,825
Energy Equipment & Services 0 .7%
ChampionX Corp. 103,643 3,004,611
NOV, Inc.(a) 200,971 4,198,284
7,202,895
Entertainment 0 .1%
World Wrestling Entertainment,
Inc., Class A(a) 22,403 1,535,054
Equity Real Estate Investment Trusts (REITs) 7 .7%
Apartment Income REIT Corp. 77,197 2,648,629
Brixmor Property Group, Inc. 153,353 3,476,513
Corporate Office Properties
Trust(a) 57,506 1,491,706
Cousins Properties, Inc. 77,806 1,967,714
CubeSmart(a) 115,632 4,654,188
Douglas Emmett, Inc. 89,427 1,402,215
EastGroup Properties, Inc. 22,476 3,327,797
EPR Properties(a) 38,287 1,444,186
First Industrial Realty Trust,
Inc. 67,560 3,260,446
Healthcare Realty Trust, Inc.
(a) 196,262 3,781,969
Highwoods Properties, Inc. 54,203 1,516,600
Independence Realty Trust,
Inc.(a) 115,890 1,953,905
JBG SMITH Properties(a) 51,260 972,915
Kilroy Realty Corp. 54,177 2,095,025
Kite Realty Group Trust(a) 112,081 2,359,305
Lamar Advertising Co., Class A 44,931 4,241,486
Life Storage, Inc. 43,765 4,310,852
Macerich Co. (The) 110,843 1,248,092

NVIT Mid Cap Index Fund - December 31, 2022 - Statement of Investments - 111
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Medical Properties Trust, Inc.
(a) 306,693 3,416,560
National Retail Properties, Inc. 92,028 4,211,201
National Storage Affiliates
Trust 44,112 1,593,325
Omega Healthcare Investors,
Inc.(a) 120,751 3,374,990
Park Hotels & Resorts, Inc. 115,810 1,365,400
Pebblebrook Hotel Trust(a) 66,921 896,072
Physicians Realty Trust(a) 118,382 1,712,988
PotlatchDeltic Corp. 41,362 1,819,514
Rayonier, Inc. 75,611 2,492,139
Rexford Industrial Realty, Inc.
(a) 94,479 5,162,333
Sabra Health Care REIT, Inc. 117,821 1,464,515
SL Green Realty Corp.(a) 32,992 1,112,490
Spirit Realty Capital, Inc. 71,910 2,871,366
STORE Capital Corp. 136,951 4,390,649
82,037,085
Food & Staples Retailing 1 .6%
BJ's Wholesale Club Holdings,
Inc.* 69,209 4,578,867
Casey's General Stores, Inc. 19,193 4,305,950
Grocery Outlet Holding Corp.* 44,780 1,307,128
Performance Food Group Co.* 80,155 4,680,251
Sprouts Farmers Market,
Inc.*(a) 55,347 1,791,582
16,663,778
Food Products 1 .5%
Darling Ingredients, Inc.* 82,668 5,174,190
Flowers Foods, Inc. 98,471 2,830,056
Ingredion, Inc. 33,805 3,310,524
Lancaster Colony Corp. 10,172 2,006,936
Pilgrim's Pride Corp.* 23,394 555,140
Post Holdings, Inc.* 28,009 2,528,092
16,404,938
Gas Utilities 1 .4%
National Fuel Gas Co. 47,028 2,976,872
New Jersey Resources Corp.
(a) 49,557 2,459,018
ONE Gas, Inc. 27,952 2,116,525
Southwest Gas Holdings, Inc.
(a) 31,802 1,967,908
Spire, Inc.(a) 26,851 1,848,960
UGI Corp. 107,151 3,972,088
15,341,371
Health Care Equipment & Supplies 3 .5%
Enovis Corp.*(a) 24,268 1,298,823
Envista Holdings Corp.*(a) 83,388 2,807,674
Globus Medical, Inc., Class
A*(a) 39,713 2,949,485
Haemonetics Corp.*(a) 26,150 2,056,697
ICU Medical, Inc.* 10,378 1,634,327
Inari Medical, Inc.*(a) 24,750 1,573,110
Integra LifeSciences Holdings
Corp.* 37,394 2,096,682
Lantheus Holdings, Inc.*(a) 35,163 1,791,906
LivaNova plc* 27,682 1,537,458
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Masimo Corp.* 24,943 3,690,317
Neogen Corp.*(a) 111,995 1,705,684
Omnicell, Inc.* 22,787 1,148,921
Penumbra, Inc.*(a) 19,555 4,350,205
QuidelOrtho Corp.*(a) 27,619 2,366,120
Shockwave Medical, Inc.* 18,609 3,826,196
STAAR Surgical Co.*(a) 24,657 1,196,851
Tandem Diabetes Care,
Inc.*(a) 33,104 1,488,025
37,518,481
Health Care Providers & Services 2 .4%
Acadia Healthcare Co., Inc.*(a) 46,859 3,857,433
Amedisys, Inc.* 16,702 1,395,285
Chemed Corp. 7,618 3,888,456
Encompass Health Corp. 51,070 3,054,497
HealthEquity, Inc.* 43,548 2,684,299
LHC Group, Inc.* 15,995 2,586,231
Option Care Health, Inc.* 79,669 2,397,240
Patterson Cos., Inc. 43,914 1,230,909
Progyny, Inc.* 38,417 1,196,690
R1 RCM, Inc.*(a) 71,371 781,512
Tenet Healthcare Corp.* 55,904 2,727,556
25,800,108
Hotels, Restaurants & Leisure 2 .8%
Boyd Gaming Corp. 41,368 2,255,797
Choice Hotels International,
Inc.(a) 14,271 1,607,485
Churchill Downs, Inc.(a) 16,968 3,587,544
Cracker Barrel Old Country
Store, Inc.(a) 11,707 1,109,121
Light & Wonder, Inc.*(a) 48,586 2,847,140
Marriott Vacations Worldwide
Corp. 20,046 2,697,991
Papa John's International, Inc.
(a) 16,448 1,353,835
Penn Entertainment, Inc.*(a) 79,869 2,372,109
Texas Roadhouse, Inc. 34,174 3,108,125
Travel + Leisure Co. 43,176 1,571,606
Wendy's Co. (The)(a) 86,960 1,967,905
Wingstop, Inc.(a) 15,396 2,118,798
Wyndham Hotels & Resorts,
Inc. 46,147 3,290,743
29,888,199
Household Durables 1 .4%
Helen of Troy Ltd.* 12,306 1,364,859
KB Home 43,515 1,385,953
Leggett & Platt, Inc.(a) 67,536 2,176,685
Taylor Morrison Home Corp.,
Class A* 55,787 1,693,136
Tempur Sealy International,
Inc.(a) 88,692 3,044,796
Toll Brothers, Inc. 54,509 2,721,089
TopBuild Corp.*(a) 16,509 2,583,493
14,970,011
Household Products 0 .1%
Energizer Holdings, Inc.(a) 34,292 1,150,497

112 - Statement of Investments - December 31, 2022 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0 .2%
Ormat Technologies, Inc.(a) 25,081 2,169,005
Insurance 4 .0%
American Financial Group, Inc. 35,999 4,941,943
Brighthouse Financial, Inc.* 35,595 1,824,956
CNO Financial Group, Inc. 58,201 1,329,893
First American Financial Corp.
(a) 53,106 2,779,568
Hanover Insurance Group, Inc.
(The) 18,369 2,482,203
Kemper Corp.(a) 32,888 1,618,090
Kinsale Capital Group, Inc.(a) 11,018 2,881,427
Old Republic International
Corp. 146,942 3,548,649
Primerica, Inc.(a) 19,108 2,709,896
Reinsurance Group of
America, Inc. 34,309 4,874,966
RenaissanceRe Holdings Ltd. 22,564 4,156,966
RLI Corp. 20,654 2,711,251
Selective Insurance Group,
Inc.(a) 30,807 2,729,808
Unum Group 96,108 3,943,311
42,532,927
Interactive Media & Services 0 .3%
TripAdvisor, Inc.*(a) 53,092 954,594
Ziff Davis, Inc.* 24,307 1,922,684
2,877,278
IT Services 2 .1%
Concentrix Corp.(a) 22,000 2,929,520
Euronet Worldwide, Inc.* 24,311 2,294,472
ExlService Holdings, Inc.* 17,048 2,888,443
Genpact Ltd. 87,019 4,030,720
Kyndryl Holdings, Inc.*(a) 105,119 1,168,923
Maximus, Inc. 31,188 2,287,016
Western Union Co. (The) 197,242 2,716,023
WEX, Inc.*(a) 22,597 3,697,999
22,013,116
Leisure Products 1 .1%
Brunswick Corp.(a) 37,925 2,733,634
Mattel, Inc.* 181,506 3,238,067
Polaris, Inc.(a) 28,052 2,833,252
Topgolf Callaway Brands
Corp.*(a) 71,377 1,409,696
YETI Holdings, Inc.*(a) 44,252 1,828,050
12,042,699
Life Sciences Tools & Services 1 .4%
Azenta, Inc.*(a) 38,592 2,246,826
Bruker Corp.(a) 51,779 3,539,094
Medpace Holdings, Inc.* 12,971 2,755,170
Repligen Corp.*(a) 26,609 4,505,170
Sotera Health Co.*(a) 51,093 425,605
Syneos Health, Inc.* 52,507 1,925,957
15,397,822
Machinery 4 .7%
AGCO Corp. 31,925 4,427,678
Chart Industries, Inc.*(a) 21,548 2,482,976
Crane Holdings Co. 24,560 2,467,052
Common Stocks
Shares Value ($)
Machinery
Donaldson Co., Inc. 63,216 3,721,526
Esab Corp. 26,614 1,248,729
Flowserve Corp.(a) 66,748 2,047,829
Graco, Inc. 86,604 5,824,985
ITT, Inc. 42,283 3,429,151
Kennametal, Inc. 41,148 990,021
Lincoln Electric Holdings, Inc. 29,628 4,280,950
Middleby Corp. (The)*(a) 27,791 3,721,215
Oshkosh Corp. 33,732 2,974,825
Terex Corp. 34,922 1,491,868
Timken Co. (The) 34,400 2,431,048
Toro Co. (The) 53,550 6,061,860
Watts Water Technologies,
Inc., Class A 14,075 2,058,187
49,659,900
Marine 0 .2%
Kirby Corp.* 30,853 1,985,391
Media 1 .0%
Cable One, Inc.(a) 2,513 1,788,904
John Wiley & Sons, Inc., Class
A(a) 21,982 880,599
New York Times Co. (The),
Class A 84,537 2,744,071
Nexstar Media Group, Inc.(a) 19,416 3,398,382
TEGNA, Inc. 113,841 2,412,291
11,224,247
Metals & Mining 2 .5%
Alcoa Corp. 92,085 4,187,105
Cleveland-Cliffs, Inc.*(a) 264,610 4,262,867
Commercial Metals Co. 60,419 2,918,238
MP Materials Corp.*(a) 47,548 1,154,465
Reliance Steel & Aluminum
Co. 30,220 6,117,737
Royal Gold, Inc.(a) 33,599 3,787,279
United States Steel Corp.(a) 121,079 3,033,029
Worthington Industries, Inc.(a) 15,560 773,488
26,234,208
Mortgage Real Estate Investment Trusts (REITs) 0 .5%
Annaly Capital Management,
Inc.(a) 240,901 5,078,193
Multiline Retail 0 .6%
Kohl's Corp.(a) 60,056 1,516,414
Macy's, Inc. 139,531 2,881,315
Nordstrom, Inc.(a) 56,863 917,769
Ollie's Bargain Outlet
Holdings, Inc.*(a) 29,917 1,401,312
6,716,810
Multi-Utilities 0 .4%
Black Hills Corp.(a) 33,131 2,330,435
NorthWestern Corp. 29,750 1,765,365
4,095,800
Oil, Gas & Consumable Fuels 3 .2%
Antero Midstream Corp.(a) 172,937 1,865,990
Antero Resources Corp.*(a) 142,175 4,406,003
CNX Resources Corp.* 92,926 1,564,874
DT Midstream, Inc.(a) 49,935 2,759,408
Equitrans Midstream Corp. 223,168 1,495,226

NVIT Mid Cap Index Fund - December 31, 2022 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
HF Sinclair Corp. 69,248 3,593,279
Matador Resources Co. 57,594 3,296,680
Murphy Oil Corp.(a) 74,664 3,211,299
PBF Energy, Inc., Class A(a) 58,565 2,388,281
PDC Energy, Inc.(a) 47,445 3,011,809
Range Resources Corp. 124,417 3,112,913
Southwestern Energy Co.* 569,740 3,332,979
34,038,741
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp.(a) 36,915 2,185,368
Personal Products 0 .3%
BellRing Brands, Inc.*(a) 69,763 1,788,723
Coty, Inc., Class A*(a) 186,252 1,594,317
3,383,040
Pharmaceuticals 0 .7%
Jazz Pharmaceuticals plc* 32,421 5,164,989
Perrigo Co. plc 68,540 2,336,529
7,501,518
Professional Services 1 .8%
ASGN, Inc.* 25,856 2,106,747
CACI International, Inc., Class
A* 12,098 3,636,538
FTI Consulting, Inc.*(a) 17,638 2,800,914
Insperity, Inc. 18,341 2,083,538
KBR, Inc. 71,144 3,756,403
ManpowerGroup, Inc. 26,651 2,217,630
Science Applications
International Corp. 28,485 3,159,841
19,761,611
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.*(a) 24,500 3,904,565
Road & Rail 1 .8%
Avis Budget Group, Inc.*(a) 12,810 2,099,944
Knight-Swift Transportation
Holdings, Inc. 82,815 4,340,334
Landstar System, Inc. 18,608 3,031,243
RXO, Inc.* 59,356 1,020,923
Ryder System, Inc. 26,046 2,176,664
Saia, Inc.*(a) 13,650 2,862,132
Werner Enterprises, Inc. 30,520 1,228,735
XPO, Inc.*(a) 59,356 1,975,961
18,735,936
Semiconductors & Semiconductor Equipment 2 .5%
Allegro MicroSystems, Inc.*(a) 33,491 1,005,400
Amkor Technology, Inc. 50,789 1,217,920
Cirrus Logic, Inc.*(a) 28,837 2,147,780
Lattice Semiconductor Corp.* 70,320 4,562,362
MACOM Technology Solutions
Holdings, Inc.*(a) 26,374 1,661,035
MKS Instruments, Inc. 29,476 2,497,502
Power Integrations, Inc. 29,452 2,112,297
Silicon Laboratories, Inc.*(a) 17,137 2,324,977
SiTime Corp.*(a) 8,284 841,820
Synaptics, Inc.* 20,408 1,942,025
Universal Display Corp.(a) 22,211 2,399,676
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Wolfspeed, Inc.*(a) 63,956 4,415,522
27,128,316
Software 3 .2%
ACI Worldwide, Inc.* 58,742 1,351,066
Aspen Technology, Inc.* 14,954 3,071,552
Blackbaud, Inc.*(a) 22,786 1,341,184
CommVault Systems, Inc.*(a) 23,220 1,459,145
Dynatrace, Inc.* 103,782 3,974,851
Envestnet, Inc.*(a) 25,787 1,591,058
Fair Isaac Corp.*(a) 12,932 7,740,836
Manhattan Associates, Inc.* 32,083 3,894,876
NCR Corp.*(a) 70,471 1,649,726
Paylocity Holding Corp.* 21,213 4,120,837
Qualys, Inc.*(a) 17,982 2,018,120
Teradata Corp.* 52,949 1,782,263
33,995,514
Specialty Retail 2 .8%
AutoNation, Inc.*(a) 17,612 1,889,767
Dick's Sporting Goods, Inc. 29,091 3,499,356
Five Below, Inc.*(a) 28,600 5,058,482
Foot Locker, Inc. 41,377 1,563,637
GameStop Corp., Class A*(a) 129,254 2,386,029
Gap, Inc. (The)(a) 108,762 1,226,835
Lithia Motors, Inc., Class A(a) 14,074 2,881,511
Murphy USA, Inc.(a) 10,703 2,991,917
RH* 9,895 2,643,845
Victoria's Secret & Co.*(a) 42,791 1,531,062
Williams-Sonoma, Inc. 34,349 3,947,387
29,619,828
Technology Hardware, Storage & Peripherals 0 .3%
Super Micro Computer, Inc.* 23,863 1,959,152
Xerox Holdings Corp. 57,693 842,318
2,801,470
Textiles, Apparel & Luxury Goods 2 .2%
Capri Holdings Ltd.*(a) 66,315 3,801,176
Carter's, Inc.(a) 20,086 1,498,617
Columbia Sportswear Co.(a) 18,229 1,596,496
Crocs, Inc.*(a) 31,553 3,421,292
Deckers Outdoor Corp.*(a) 13,586 5,422,988
Hanesbrands, Inc.(a) 178,759 1,136,907
PVH Corp.(a) 33,582 2,370,553
Skechers USA, Inc., Class A* 69,073 2,897,612
Under Armour, Inc., Class A* 97,384 989,421
Under Armour, Inc., Class C* 101,130 902,080
24,037,142
Thrifts & Mortgage Finance 0 .7%
Essent Group Ltd. 54,747 2,128,563
MGIC Investment Corp. 154,231 2,005,003
New York Community
Bancorp, Inc.(a) 348,116 2,993,798
7,127,364
Trading Companies & Distributors 1 .0%
GATX Corp.(a) 18,107 1,925,498
MSC Industrial Direct Co., Inc.,
Class A 24,211 1,978,039
Univar Solutions, Inc.*(a) 84,014 2,671,645

114 - Statement of Investments - December 31, 2022 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Watsco, Inc.(a) 17,127 4,271,474
10,846,656
Water Utilities 0 .5%
Essential Utilities, Inc. 122,897 5,865,874
Total Common Stocks
(cost $757,327,198) 1,056,804,718
Repurchase Agreements 1 .8%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,001,912,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $4,080,000.(b)(c) 4,000,000 4,000,000
BofA Securities, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $3,001,434,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
11/20/2049 - 7/20/2051;
total market value
$3,060,000.(b)(c) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,603,572,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$5,712,913.(b)(c) 5,600,895 5,600,895
MetLife, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $300,144,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $306,159.(b)(c) 300,000 300,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $6,002,887,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$6,120,000.(b)(c) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $18,900,895) 18,900,895
Total Investments
(cost $776,228,093) — 100.8% 1,075,705,613
Liabilities in excess of other assets — (0.8)% (8,938,096)
NET ASSETS — 100.0%
$ 1,066,767,517
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $303,561,925, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $18,900,895 and by
$293,198,876 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $312,099,771.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$18,900,895.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT Mid Cap Index Fund - December 31, 2022 - Statement of Investments - 115
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 62 3/2023 USD 15,144,120 (158,253)
Net contracts (158,253)
As of December 31, 2022, the Fund had $873,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

116 - Statement of Investments - December 31, 2022 - NVIT S&P 500 Index Fund
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 1 .9%
Boeing Co. (The)* 44,526 8,481,758
General Dynamics Corp. 17,836 4,425,290
Howmet Aerospace, Inc. 29,764 1,172,999
Huntington Ingalls Industries,
Inc. 3,089 712,570
L3Harris Technologies, Inc. 15,137 3,151,675
Lockheed Martin Corp. 18,612 9,054,552
Northrop Grumman Corp. 11,415 6,228,138
Raytheon Technologies Corp. 116,651 11,772,419
Textron, Inc. 17,346 1,228,097
TransDigm Group, Inc. 4,107 2,585,973
48,813,471
Air Freight & Logistics 0 .6%
CH Robinson Worldwide, Inc.
(a) 10,010 916,516
Expeditors International of
Washington, Inc. 13,228 1,374,654
FedEx Corp. 19,147 3,316,260
United Parcel Service, Inc.,
Class B 57,722 10,034,392
15,641,822
Airlines 0 .2%
Alaska Air Group, Inc.* 9,760 419,094
American Airlines Group,
Inc.*(a) 49,866 634,296
Delta Air Lines, Inc.* 51,575 1,694,755
Southwest Airlines Co.* 47,487 1,598,887
United Airlines Holdings, Inc.* 24,836 936,317
5,283,349
Auto Components 0 .1%
Aptiv plc* 21,479 2,000,339
BorgWarner, Inc. 18,583 747,966
2,748,305
Automobiles 1 .3%
Ford Motor Co. 309,811 3,603,102
General Motors Co. 114,997 3,868,499
Tesla, Inc.* 213,330 26,277,989
33,749,590
Banks 3 .8%
Bank of America Corp. 528,944 17,518,625
Citigroup, Inc. 154,471 6,986,723
Citizens Financial Group, Inc. 39,066 1,538,028
Comerica, Inc. 10,356 692,299
Fifth Third Bancorp 55,130 1,808,815
First Republic Bank 14,532 1,771,305
Huntington Bancshares, Inc. 114,321 1,611,926
JPMorgan Chase & Co. 233,130 31,262,733
KeyCorp(a) 74,300 1,294,306
M&T Bank Corp. 14,192 2,058,692
PNC Financial Services
Group, Inc. (The) 32,499 5,132,892
Regions Financial Corp. 77,026 1,660,681
Signature Bank 5,189 597,877
SVB Financial Group* 5,005 1,151,851
Truist Financial Corp. 106,128 4,566,688
US Bancorp 107,511 4,688,555
Wells Fargo & Co. 302,856 12,504,924
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 12,644 621,579
97,468,499
Beverages 1 .9%
Brown-Forman Corp., Class B 14,174 930,948
Coca-Cola Co. (The) 309,340 19,677,118
Constellation Brands, Inc.,
Class A 12,724 2,948,787
Keurig Dr Pepper, Inc. 68,461 2,441,319
Molson Coors Beverage Co.,
Class B 14,728 758,787
Monster Beverage Corp.* 30,336 3,080,014
PepsiCo, Inc. 109,500 19,782,270
49,619,243
Biotechnology 2 .5%
AbbVie, Inc. 140,558 22,715,578
Amgen, Inc. 42,485 11,158,261
Biogen, Inc.* 11,563 3,202,026
Gilead Sciences, Inc. 99,765 8,564,825
Incyte Corp.* 14,429 1,158,937
Moderna, Inc.* 26,705 4,796,752
Regeneron Pharmaceuticals,
Inc.* 8,504 6,135,551
Vertex Pharmaceuticals, Inc.* 20,227 5,841,153
63,573,083
Building Products 0 .4%
A O Smith Corp. 10,396 595,067
Allegion plc 6,908 727,136
Carrier Global Corp. 65,836 2,715,735
Johnson Controls International
plc 53,907 3,450,048
Masco Corp. 17,770 829,326
Trane Technologies plc(a) 18,434 3,098,571
11,415,883
Capital Markets 3 .1%
Ameriprise Financial, Inc. 8,662 2,697,087
Bank of New York Mellon
Corp. (The) 58,701 2,672,070
BlackRock, Inc. 11,891 8,426,319
Cboe Global Markets, Inc. 8,309 1,042,530
Charles Schwab Corp. (The) 121,463 10,113,009
CME Group, Inc. 28,385 4,773,222
FactSet Research Systems,
Inc. 2,979 1,195,205
Franklin Resources, Inc.(a) 21,735 573,369
Goldman Sachs Group, Inc.
(The) 26,923 9,244,820
Intercontinental Exchange, Inc. 44,328 4,547,610
Invesco Ltd. 35,513 638,879
MarketAxess Holdings, Inc. 2,947 821,889
Moody's Corp. 12,429 3,462,968
Morgan Stanley 105,617 8,979,557
MSCI, Inc. 6,395 2,974,762
Nasdaq, Inc. 27,015 1,657,370
Northern Trust Corp. 16,079 1,422,831
Raymond James Financial,
Inc. 14,980 1,600,613
S&P Global, Inc. 26,467 8,864,857
State Street Corp. 28,957 2,246,194

NVIT S&P 500 Index Fund - December 31, 2022 - Statement of Investments - 117
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc.(a) 17,905 1,952,719
79,907,880
Chemicals 1 .9%
Air Products & Chemicals, Inc. 17,493 5,392,392
Albemarle Corp.(a) 9,225 2,000,533
Celanese Corp. 7,782 795,632
CF Industries Holdings, Inc. 15,556 1,325,371
Corteva, Inc. 56,592 3,326,478
Dow, Inc. 56,270 2,835,445
DuPont de Nemours, Inc.(a) 39,817 2,732,641
Eastman Chemical Co. 9,702 790,131
Ecolab, Inc. 19,694 2,866,659
FMC Corp. 9,801 1,223,165
International Flavors &
Fragrances, Inc. 20,320 2,130,349
Linde plc(a) 39,164 12,774,513
LyondellBasell Industries NV,
Class A 20,385 1,692,566
Mosaic Co. (The) 28,664 1,257,490
PPG Industries, Inc. 18,713 2,352,972
Sherwin-Williams Co. (The) 18,796 4,460,855
47,957,192
Commercial Services & Supplies 0 .5%
Cintas Corp. 6,818 3,079,145
Copart, Inc.* 33,925 2,065,693
Republic Services, Inc. 16,021 2,066,549
Rollins, Inc. 17,572 642,081
Waste Management, Inc. 29,864 4,685,064
12,538,532
Communications Equipment 0 .9%
Arista Networks, Inc.* 19,844 2,408,070
Cisco Systems, Inc. 326,599 15,559,176
F5, Inc.* 4,653 667,752
Juniper Networks, Inc. 25,273 807,725
Motorola Solutions, Inc. 13,114 3,379,609
22,822,332
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 11,359 1,618,657
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 4,810 1,625,636
Vulcan Materials Co. 10,674 1,869,124
3,494,760
Consumer Finance 0 .5%
American Express Co. 47,467 7,013,249
Capital One Financial Corp. 30,335 2,819,942
Discover Financial Services 22,040 2,156,173
Synchrony Financial 38,995 1,281,376
13,270,740
Containers & Packaging 0 .3%
Amcor plc 119,712 1,425,770
Avery Dennison Corp. 6,432 1,164,192
Ball Corp.(a) 25,343 1,296,041
International Paper Co. 28,336 981,276
Packaging Corp. of America 7,387 944,871
Sealed Air Corp. 11,676 582,399
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 21,091 741,559
7,136,108
Distributors 0 .2%
Genuine Parts Co. 10,976 1,904,446
LKQ Corp. 20,865 1,114,399
Pool Corp.(a) 3,151 952,642
3,971,487
Diversified Financial Services 1 .7%
Berkshire Hathaway, Inc.,
Class B* 143,200 44,234,480
Diversified Telecommunication Services 0 .9%
AT&T, Inc. 566,451 10,428,363
Lumen Technologies, Inc.(a) 70,677 368,934
Verizon Communications, Inc. 333,800 13,151,720
23,949,017
Electric Utilities 2 .1%
Alliant Energy Corp. 20,588 1,136,663
American Electric Power Co.,
Inc. 40,250 3,821,738
Constellation Energy Corp. 26,104 2,250,426
Duke Energy Corp. 61,506 6,334,503
Edison International 30,450 1,937,229
Entergy Corp. 16,065 1,807,313
Evergy, Inc. 17,589 1,106,876
Eversource Energy 28,047 2,351,460
Exelon Corp. 79,018 3,415,948
FirstEnergy Corp. 44,455 1,864,443
NextEra Energy, Inc. 157,939 13,203,700
NRG Energy, Inc. 19,142 609,098
PG&E Corp.*(a) 125,659 2,043,215
Pinnacle West Capital Corp. 8,702 661,700
PPL Corp. 59,081 1,726,347
Southern Co. (The) 86,527 6,178,893
Xcel Energy, Inc. 42,826 3,002,531
53,452,083
Electrical Equipment 0 .6%
AMETEK, Inc. 18,256 2,550,728
Eaton Corp. plc 31,041 4,871,885
Emerson Electric Co. 46,636 4,479,854
Generac Holdings, Inc.* 4,937 496,958
Rockwell Automation, Inc. 9,164 2,360,372
14,759,797
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 47,221 3,595,407
CDW Corp. 10,574 1,888,305
Corning, Inc. 61,372 1,960,221
Keysight Technologies, Inc.* 14,068 2,406,613
TE Connectivity Ltd. 25,288 2,903,062
Teledyne Technologies, Inc.* 3,780 1,511,660
Trimble, Inc.* 19,664 994,212
Zebra Technologies Corp.,
Class A* 4,170 1,069,230
16,328,710
Energy Equipment & Services 0 .4%
Baker Hughes Co.(a) 79,797 2,356,405
Halliburton Co. 71,531 2,814,745

118 - Statement of Investments - December 31, 2022 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger Ltd. 113,125 6,047,663
11,218,813
Entertainment 1 .3%
Activision Blizzard, Inc. 56,640 4,335,792
Electronic Arts, Inc. 20,621 2,519,474
Live Nation Entertainment,
Inc.*(a) 10,992 766,582
Netflix, Inc.* 35,370 10,429,906
Take-Two Interactive Software,
Inc.* 12,281 1,278,820
Walt Disney Co. (The)* 144,896 12,588,564
Warner Bros Discovery,
Inc.*(a) 178,895 1,695,925
33,615,063
Equity Real Estate Investment Trusts (REITs) 2 .6%
Alexandria Real Estate
Equities, Inc. 12,073 1,758,674
American Tower Corp. 37,081 7,855,981
AvalonBay Communities, Inc. 10,980 1,773,490
Boston Properties, Inc. 10,893 736,149
Camden Property Trust 8,175 914,619
Crown Castle, Inc. 34,189 4,637,396
Digital Realty Trust, Inc. 23,206 2,326,866
Equinix, Inc. 7,355 4,817,746
Equity Residential 26,995 1,592,705
Essex Property Trust, Inc. 5,016 1,062,991
Extra Space Storage, Inc. 10,794 1,588,661
Federal Realty Investment
Trust(a) 6,116 617,961
Healthpeak Properties, Inc. 41,678 1,044,867
Host Hotels & Resorts, Inc. 55,189 885,783
Invitation Homes, Inc.(a) 45,267 1,341,714
Iron Mountain, Inc. 23,713 1,182,093
Kimco Realty Corp. 47,597 1,008,104
Mid-America Apartment
Communities, Inc.(a) 8,926 1,401,293
Prologis, Inc. 73,480 8,283,400
Public Storage 12,600 3,530,394
Realty Income Corp. 49,943 3,167,884
Regency Centers Corp. 11,754 734,625
SBA Communications Corp. 8,516 2,387,120
Simon Property Group, Inc. 26,170 3,074,452
UDR, Inc. 24,803 960,620
Ventas, Inc. 31,831 1,433,986
VICI Properties, Inc.(a) 77,295 2,504,358
Vornado Realty Trust(a) 12,299 255,942
Welltower, Inc. 37,757 2,474,971
Weyerhaeuser Co. 59,614 1,848,034
67,202,879
Food & Staples Retailing 1 .5%
Costco Wholesale Corp. 35,178 16,058,757
Kroger Co. (The) 51,667 2,303,315
Sysco Corp. 40,300 3,080,935
Walgreens Boots Alliance, Inc.
(a) 56,612 2,115,024
Walmart, Inc. 112,422 15,940,316
39,498,347
Common Stocks
Shares Value ($)
Food Products 1 .2%
Archer-Daniels-Midland Co. 43,926 4,078,529
Campbell Soup Co. 15,564 883,257
Conagra Brands, Inc. 39,142 1,514,795
General Mills, Inc.(a) 46,703 3,916,047
Hershey Co. (The) 11,776 2,726,968
Hormel Foods Corp. 23,374 1,064,686
J M Smucker Co. (The) 8,345 1,322,349
Kellogg Co. 20,712 1,475,523
Kraft Heinz Co. (The) 62,184 2,531,511
Lamb Weston Holdings, Inc. 11,198 1,000,653
McCormick & Co., Inc. (Non-
Voting)(a) 20,041 1,661,198
Mondelez International, Inc.,
Class A 108,169 7,209,464
Tyson Foods, Inc., Class A 22,519 1,401,808
30,786,788
Gas Utilities 0 .1%
Atmos Energy Corp.(a) 10,735 1,203,071
Health Care Equipment & Supplies 2 .8%
Abbott Laboratories 138,839 15,243,134
Align Technology, Inc.* 5,701 1,202,341
Baxter International, Inc. 40,571 2,067,904
Becton Dickinson and Co. 22,493 5,719,970
Boston Scientific Corp.* 112,912 5,224,438
Cooper Cos., Inc. (The)(a) 4,033 1,333,592
Dentsply Sirona, Inc. 16,794 534,721
Dexcom, Inc.* 30,963 3,506,250
Edwards Lifesciences Corp.* 49,201 3,670,887
Hologic, Inc.* 19,429 1,453,483
IDEXX Laboratories, Inc.* 6,623 2,701,919
Intuitive Surgical, Inc.* 28,245 7,494,811
Medtronic plc 105,641 8,210,419
ResMed, Inc. 11,726 2,440,532
STERIS plc(a) 8,069 1,490,264
Stryker Corp. 26,872 6,569,935
Teleflex, Inc. 3,600 898,668
Zimmer Biomet Holdings, Inc. 16,749 2,135,497
71,898,765
Health Care Providers & Services 3 .7%
AmerisourceBergen Corp. 12,773 2,116,614
Cardinal Health, Inc. 21,717 1,669,386
Centene Corp.* 44,622 3,659,450
Cigna Corp. 24,077 7,977,673
CVS Health Corp. 104,434 9,732,205
DaVita, Inc.* 4,450 332,282
Elevance Health, Inc. 18,929 9,710,009
HCA Healthcare, Inc. 16,806 4,032,768
Henry Schein, Inc.*(a) 10,876 868,666
Humana, Inc. 9,981 5,112,168
Laboratory Corp. of America
Holdings 7,115 1,675,440
McKesson Corp. 11,320 4,246,358
Molina Healthcare, Inc.* 4,605 1,520,663
Quest Diagnostics, Inc. 9,334 1,460,211
UnitedHealth Group, Inc. 74,262 39,372,227
Universal Health Services,
Inc., Class B 5,277 743,477
94,229,597

NVIT S&P 500 Index Fund - December 31, 2022 - Statement of Investments - 119
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2 .0%
Booking Holdings, Inc.* 3,140 6,327,979
Caesars Entertainment, Inc.* 17,288 719,181
Carnival Corp.*(a) 75,395 607,684
Chipotle Mexican Grill, Inc.* 2,174 3,016,403
Darden Restaurants, Inc. 9,449 1,307,080
Domino's Pizza, Inc. 2,875 995,900
Expedia Group, Inc.* 11,888 1,041,389
Hilton Worldwide Holdings,
Inc. 21,652 2,735,947
Las Vegas Sands Corp.*(a) 26,419 1,269,961
Marriott International, Inc.,
Class A 21,758 3,239,549
McDonald's Corp. 58,026 15,291,592
MGM Resorts International 26,509 888,847
Norwegian Cruise Line
Holdings Ltd.*(a) 32,777 401,190
Royal Caribbean Cruises
Ltd.*(a) 17,354 857,808
Starbucks Corp. 91,282 9,055,174
Wynn Resorts Ltd.* 8,098 667,842
Yum! Brands, Inc. 22,452 2,875,652
51,299,178
Household Durables 0 .3%
DR Horton, Inc.(a) 25,002 2,228,678
Garmin Ltd. 11,862 1,094,744
Lennar Corp., Class A 20,229 1,830,724
Mohawk Industries, Inc.* 4,471 457,026
Newell Brands, Inc. 29,961 391,890
NVR, Inc.*(a) 243 1,120,857
PulteGroup, Inc. 18,201 828,692
Whirlpool Corp.(a) 4,470 632,326
8,584,937
Household Products 1 .6%
Church & Dwight Co., Inc. 19,779 1,594,385
Clorox Co. (The)(a) 9,495 1,332,433
Colgate-Palmolive Co. 66,087 5,206,995
Kimberly-Clark Corp. 26,582 3,608,507
Procter & Gamble Co. (The) 188,465 28,563,755
40,306,075
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 51,594 1,483,843
Industrial Conglomerates 0 .9%
3M Co. 43,820 5,254,894
General Electric Co. 87,049 7,293,836
Honeywell International, Inc. 53,365 11,436,120
23,984,850
Insurance 2 .4%
Aflac, Inc. 46,735 3,362,116
Allstate Corp. (The) 21,547 2,921,773
American International Group,
Inc. 59,365 3,754,243
Aon plc, Class A 16,552 4,967,917
Arch Capital Group Ltd.* 28,833 1,810,136
Arthur J Gallagher & Co. 16,589 3,127,690
Assurant, Inc. 4,031 504,117
Brown & Brown, Inc. 17,879 1,018,567
Chubb Ltd. 33,142 7,311,125
Common Stocks
Shares Value ($)
Insurance
Cincinnati Financial Corp. 12,556 1,285,609
Everest Re Group Ltd. 3,062 1,014,349
Globe Life, Inc.(a) 7,116 857,834
Hartford Financial Services
Group, Inc. (The) 25,633 1,943,750
Lincoln National Corp. 12,306 378,040
Loews Corp. 15,839 923,889
Marsh & McLennan Cos., Inc. 39,241 6,493,601
MetLife, Inc. 53,462 3,869,045
Principal Financial Group, Inc. 18,084 1,517,609
Progressive Corp. (The) 46,272 6,001,941
Prudential Financial, Inc. 29,245 2,908,708
Travelers Cos., Inc. (The) 18,801 3,524,999
W R Berkley Corp. 16,265 1,180,351
Willis Towers Watson plc 8,405 2,055,695
62,733,104
Interactive Media & Services 4 .0%
Alphabet, Inc., Class A* 474,732 41,885,604
Alphabet, Inc., Class C* 420,830 37,340,246
Match Group, Inc.* 22,017 913,486
Meta Platforms, Inc., Class A* 178,724 21,507,646
101,646,982
Internet & Direct Marketing Retail 2 .4%
Amazon.com, Inc.* 705,417 59,255,028
eBay, Inc. 43,899 1,820,492
Etsy, Inc.*(a) 10,021 1,200,315
62,275,835
IT Services 4 .5%
Accenture plc, Class A 49,889 13,312,381
Akamai Technologies, Inc.* 12,450 1,049,535
Automatic Data Processing,
Inc. 32,908 7,860,405
Broadridge Financial
Solutions, Inc. 8,996 1,206,633
Cognizant Technology
Solutions Corp., Class A 40,742 2,330,035
DXC Technology Co.* 19,310 511,715
EPAM Systems, Inc.*(a) 4,639 1,520,386
Fidelity National Information
Services, Inc. 47,797 3,243,026
Fiserv, Inc.* 50,718 5,126,068
FleetCor Technologies, Inc.* 6,037 1,108,876
Gartner, Inc.* 6,148 2,066,589
Global Payments, Inc. 21,596 2,144,915
International Business
Machines Corp. 71,860 10,124,355
Jack Henry & Associates, Inc. 5,685 998,059
Mastercard, Inc., Class A 67,519 23,478,382
Paychex, Inc. 25,458 2,941,926
PayPal Holdings, Inc.* 91,212 6,496,119
VeriSign, Inc.* 7,545 1,550,045
Visa, Inc., Class A(a) 129,950 26,998,412
114,067,862
Leisure Products 0 .0%
†
Hasbro, Inc. 10,037 612,357
Life Sciences Tools & Services 1 .9%
Agilent Technologies, Inc. 23,514 3,518,870

120 - Statement of Investments - December 31, 2022 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 1,681 706,844
Bio-Techne Corp. 12,096 1,002,517
Charles River Laboratories
International, Inc.*(a) 3,999 871,382
Danaher Corp. 52,072 13,820,950
Illumina, Inc.* 12,496 2,526,691
IQVIA Holdings, Inc.* 14,789 3,030,118
Mettler-Toledo International,
Inc.* 1,763 2,548,329
PerkinElmer, Inc. 9,819 1,376,820
Thermo Fisher Scientific, Inc. 31,172 17,166,109
Waters Corp.* 4,702 1,610,811
West Pharmaceutical
Services, Inc. 5,972 1,405,510
49,584,951
Machinery 1 .9%
Caterpillar, Inc.(a) 41,631 9,973,122
Cummins, Inc. 11,255 2,726,974
Deere & Co. 22,004 9,434,435
Dover Corp. 11,158 1,510,905
Fortive Corp. 27,613 1,774,135
IDEX Corp. 5,921 1,351,942
Illinois Tool Works, Inc. 22,264 4,904,759
Ingersoll Rand, Inc. 31,580 1,650,055
Nordson Corp. 4,354 1,035,033
Otis Worldwide Corp. 33,411 2,616,416
PACCAR, Inc. 27,321 2,703,959
Parker-Hannifin Corp. 10,036 2,920,476
Pentair plc 12,775 574,620
Snap-on, Inc. 4,202 960,115
Stanley Black & Decker, Inc. 11,311 849,682
Westinghouse Air Brake
Technologies Corp. 14,500 1,447,245
Xylem, Inc. 14,174 1,567,219
48,001,092
Media 0 .8%
Charter Communications, Inc.,
Class A* 8,654 2,934,572
Comcast Corp., Class A 342,872 11,990,234
DISH Network Corp., Class
A*(a) 19,234 270,045
Fox Corp., Class A 24,537 745,189
Fox Corp., Class B 12,458 354,430
Interpublic Group of Cos., Inc.
(The) 30,709 1,022,917
News Corp., Class A 30,655 557,921
News Corp., Class B(a) 9,114 168,062
Omnicom Group, Inc. 16,409 1,338,482
Paramount Global, Class B(a) 39,422 665,443
20,047,295
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 113,474 4,312,012
Newmont Corp. 62,787 2,963,546
Nucor Corp. 20,837 2,746,525
Steel Dynamics, Inc. 13,257 1,295,209
11,317,292
Common Stocks
Shares Value ($)
Multiline Retail 0 .5%
Dollar General Corp. 18,025 4,438,656
Dollar Tree, Inc.*(a) 16,479 2,330,790
Target Corp. 36,572 5,450,691
12,220,137
Multi-Utilities 0 .9%
Ameren Corp. 20,710 1,841,533
CenterPoint Energy, Inc. 49,282 1,477,967
CMS Energy Corp.(a) 23,400 1,481,922
Consolidated Edison, Inc. 28,480 2,714,429
Dominion Energy, Inc. 66,330 4,067,356
DTE Energy Co. 15,349 1,803,968
NiSource, Inc. 32,080 879,634
Public Service Enterprise
Group, Inc. 39,764 2,436,340
Sempra Energy 25,007 3,864,582
WEC Energy Group, Inc. 24,774 2,322,810
22,890,541
Oil, Gas & Consumable Fuels 4 .8%
APA Corp. 25,361 1,183,851
Chevron Corp. 142,033 25,493,503
ConocoPhillips 99,037 11,686,366
Coterra Energy, Inc.(a) 62,751 1,541,792
Devon Energy Corp. 51,119 3,144,330
Diamondback Energy, Inc. 14,019 1,917,519
EOG Resources, Inc. 46,420 6,012,318
EQT Corp. 28,861 976,368
Exxon Mobil Corp. 327,320 36,103,396
Hess Corp. 21,977 3,116,778
Kinder Morgan, Inc. 156,587 2,831,093
Marathon Oil Corp. 50,475 1,366,358
Marathon Petroleum Corp. 37,249 4,335,411
Occidental Petroleum Corp.(a) 59,250 3,732,158
ONEOK, Inc.(a) 35,307 2,319,670
Phillips 66 37,941 3,948,899
Pioneer Natural Resources
Co. 18,941 4,325,935
Targa Resources Corp. 17,685 1,299,848
Valero Energy Corp. 31,521 3,998,754
Williams Cos., Inc. (The) 96,730 3,182,417
122,516,764
Personal Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 18,193 4,513,865
Pharmaceuticals 4 .9%
Bristol-Myers Squibb Co. 169,445 12,191,568
Catalent, Inc.* 14,088 634,101
Eli Lilly & Co. 62,681 22,931,217
Johnson & Johnson 207,812 36,709,990
Merck & Co., Inc. 201,512 22,357,756
Organon & Co. 19,612 547,763
Pfizer, Inc. 446,144 22,860,418
Viatris, Inc. 95,453 1,062,392
Zoetis, Inc. 37,174 5,447,850
124,743,055
Professional Services 0 .4%
CoStar Group, Inc.* 32,324 2,497,999
Equifax, Inc.(a) 9,691 1,883,543
Jacobs Solutions, Inc. 10,022 1,203,341

NVIT S&P 500 Index Fund - December 31, 2022 - Statement of Investments - 121
Common Stocks
Shares Value ($)
Professional Services
Leidos Holdings, Inc. 10,902 1,146,781
Robert Half International, Inc. 8,760 646,751
Verisk Analytics, Inc.(a) 12,250 2,161,145
9,539,560
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A*(a) 25,641 1,973,331
Road & Rail 0 .9%
CSX Corp. 168,230 5,211,765
JB Hunt Transport Services,
Inc. 6,495 1,132,468
Norfolk Southern Corp. 18,488 4,555,813
Old Dominion Freight Line,
Inc.(a) 7,177 2,036,689
Union Pacific Corp. 49,253 10,198,819
23,135,554
Semiconductors & Semiconductor Equipment 5 .1%
Advanced Micro Devices, Inc.* 127,322 8,246,646
Analog Devices, Inc. 40,787 6,690,292
Applied Materials, Inc. 68,450 6,665,661
Broadcom, Inc. 32,190 17,998,395
Enphase Energy, Inc.* 10,820 2,866,867
First Solar, Inc.* 7,880 1,180,345
Intel Corp. 328,012 8,669,357
KLA Corp. 11,279 4,252,521
Lam Research Corp. 10,842 4,556,893
Microchip Technology, Inc. 43,775 3,075,194
Micron Technology, Inc. 86,463 4,321,421
Monolithic Power Systems,
Inc. 3,551 1,255,669
NVIDIA Corp. 197,936 28,926,367
NXP Semiconductors NV 20,336 3,213,698
ON Semiconductor Corp.*(a) 33,996 2,120,330
Qorvo, Inc.* 8,875 804,430
QUALCOMM, Inc. 89,221 9,808,957
Skyworks Solutions, Inc. 12,928 1,178,129
SolarEdge Technologies,
Inc.*(a) 4,443 1,258,569
Teradyne, Inc. 12,126 1,059,206
Texas Instruments, Inc. 72,202 11,929,214
130,078,161
Software 8 .3%
Adobe, Inc.* 37,001 12,451,947
ANSYS, Inc.* 7,036 1,699,827
Autodesk, Inc.* 17,289 3,230,795
Cadence Design Systems,
Inc.* 21,819 3,505,004
Ceridian HCM Holding, Inc.*(a) 12,072 774,419
Fortinet, Inc.* 51,204 2,503,364
Gen Digital, Inc. 45,482 974,679
Intuit, Inc. 22,435 8,732,151
Microsoft Corp. 592,479 142,088,314
Oracle Corp. 122,145 9,984,132
Paycom Software, Inc.* 3,785 1,174,523
PTC, Inc.* 8,172 980,967
Roper Technologies, Inc. 8,308 3,589,804
Salesforce, Inc.* 79,480 10,538,253
ServiceNow, Inc.* 16,125 6,260,854
Synopsys, Inc.* 12,207 3,897,573
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.*(a) 3,185 1,026,876
213,413,482
Specialty Retail 2 .4%
Advance Auto Parts, Inc. 4,654 684,278
AutoZone, Inc.* 1,531 3,775,721
Bath & Body Works, Inc. 19,150 806,981
Best Buy Co., Inc. 15,770 1,264,912
CarMax, Inc.*(a) 12,857 782,863
Home Depot, Inc. (The) 81,365 25,699,949
Lowe's Cos., Inc. 49,333 9,829,107
O'Reilly Automotive, Inc.* 5,069 4,278,388
Ross Stores, Inc. 27,255 3,163,488
TJX Cos., Inc. (The) 92,407 7,355,597
Tractor Supply Co. 8,826 1,985,585
Ulta Beauty, Inc.* 4,005 1,878,625
61,505,494
Technology Hardware, Storage & Peripherals 6 .3%
Apple, Inc. 1,188,509 154,422,975
Hewlett Packard Enterprise
Co. 100,147 1,598,346
HP, Inc. 71,045 1,908,979
NetApp, Inc. 17,340 1,041,440
Seagate Technology Holdings
plc(a) 15,377 808,984
Western Digital Corp.* 25,419 801,970
160,582,694
Textiles, Apparel & Luxury Goods 0 .5%
NIKE, Inc., Class B 99,665 11,661,802
Ralph Lauren Corp.(a) 3,721 393,198
Tapestry, Inc. 19,167 729,879
VF Corp. 25,696 709,467
13,494,346
Tobacco 0 .7%
Altria Group, Inc. 142,874 6,530,771
Philip Morris International, Inc. 123,210 12,470,084
19,000,855
Trading Companies & Distributors 0 .2%
Fastenal Co. 45,194 2,138,580
United Rentals, Inc.*(a) 5,569 1,979,334
WW Grainger, Inc. 3,571 1,986,369
6,104,283
Water Utilities 0 .1%
American Water Works Co.,
Inc. 14,368 2,189,971
Wireless Telecommunication Services 0 .3%
T-Mobile US, Inc.*(a) 47,533 6,654,620
Total Common Stocks
(cost $933,590,301) 2,553,910,709

122 - Statement of Investments - December 31, 2022 - NVIT S&P 500 Index Fund
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $160,401,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$163,530.(b)(c) 160,324 160,324
Total Repurchase Agreement
(cost $160,324) 160,324
Total Investments
(cost $933,750,625) — 99.6% 2,554,071,033
Other assets in excess of liabilities — 0.4% 10,443,689
NET ASSETS — 100.0%
$ 2,564,514,722
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $108,159,575, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $160,324 and by
$110,899,089 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $111,059,413.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was $160,324.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 54 3/2023 USD 10,424,700 (216,337)
Net contracts (216,337)
As of December 31, 2022, the Fund had $930,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 123
Common Stocks 98 .5%
Shares Value ($)
Aerospace & Defense 1 .0%
AAR Corp.* 5,306 238,239
Aerojet Rocketdyne Holdings,
Inc.* 12,218 683,353
AeroVironment, Inc.*(a) 3,734 319,855
AerSale Corp.*(a) 3,091 50,136
Archer Aviation, Inc., Class
A*(a) 20,885 39,055
Astra Space, Inc.*(a) 20,358 8,831
Astronics Corp.* 4,125 42,488
Cadre Holdings, Inc.(a) 2,923 58,869
Ducommun, Inc.* 1,606 80,236
Kaman Corp. 4,178 93,169
Kratos Defense & Security
Solutions, Inc.* 19,147 197,597
Maxar Technologies, Inc. 11,281 583,679
Momentus, Inc.*(a) 7,713 6,015
Moog, Inc., Class A 4,334 380,352
National Presto Industries, Inc. 932 63,805
Park Aerospace Corp. 2,606 34,947
Parsons Corp.*(a) 5,245 242,581
Redwire Corp.*(a) 2,738 5,421
Rocket Lab USA, Inc.*(a) 33,303 125,552
Terran Orbital Corp.*(a) 3,388 5,353
Triumph Group, Inc.* 9,852 103,643
V2X, Inc.* 1,760 72,670
Virgin Galactic Holdings,
Inc.*(a) 36,231 126,084
3,561,930
Air Freight & Logistics 0 .4%
Air Transport Services Group,
Inc.* 8,943 232,339
Atlas Air Worldwide Holdings,
Inc.*(a) 4,292 432,634
Forward Air Corp. 4,131 433,301
Hub Group, Inc., Class A* 4,947 393,237
Radiant Logistics, Inc.* 5,236 26,651
1,518,162
Airlines 0 .3%
Allegiant Travel Co.*(a) 2,441 165,963
Blade Air Mobility, Inc.*(a) 7,941 28,429
Frontier Group Holdings,
Inc.*(a) 5,920 60,798
Hawaiian Holdings, Inc.*(a) 7,608 78,058
Joby Aviation, Inc.*(a) 39,554 132,506
SkyWest, Inc.* 7,724 127,523
Spirit Airlines, Inc. 16,610 323,563
Sun Country Airlines Holdings,
Inc.* 4,964 78,729
Wheels Up Experience,
Inc.*(a) 22,520 23,196
1,018,765
Auto Components 1 .3%
Adient plc*(a) 14,569 505,399
American Axle &
Manufacturing Holdings,
Inc.* 17,494 136,803
Dana, Inc. 19,650 297,305
Dorman Products, Inc.* 3,990 322,671
Common Stocks
Shares Value ($)
Auto Components
Fox Factory Holding Corp.* 6,493 592,356
Gentherm, Inc.* 5,015 327,429
Goodyear Tire & Rubber Co.
(The)*(a) 43,148 437,952
Holley, Inc.*(a) 7,275 15,423
LCI Industries(a) 3,762 347,797
Luminar Technologies, Inc.*(a) 37,789 187,056
Modine Manufacturing Co.* 7,599 150,916
Motorcar Parts of America,
Inc.*(a) 2,974 35,272
Patrick Industries, Inc.(a) 3,363 203,798
Solid Power, Inc.*(a) 19,912 50,576
Standard Motor Products, Inc. 3,055 106,314
Stoneridge, Inc.* 4,154 89,560
Visteon Corp.* 4,212 551,056
XPEL, Inc. Reg. S*(a) 3,277 196,817
4,554,500
Automobiles 0 .2%
Canoo, Inc.*(a) 27,073 33,300
Cenntro Electric Group Ltd.*(a) 26,042 11,458
Faraday Future Intelligent
Electric, Inc.*(a) 32,169 9,339
Fisker, Inc.*(a) 26,975 196,108
Lordstown Motors Corp.*(a) 30,199 34,427
Mullen Automotive, Inc.*(a) 45,616 13,046
Winnebago Industries, Inc.(a) 4,531 238,784
Workhorse Group, Inc.*(a) 22,466 34,148
570,610
Banks 9 .8%
1st Source Corp. 2,712 143,980
ACNB Corp. 1,409 56,092
Amalgamated Financial Corp. 2,822 65,019
Amerant Bancorp, Inc. 4,373 117,371
American National
Bankshares, Inc. 1,705 62,966
Ameris Bancorp 9,944 468,760
Arrow Financial Corp. 2,237 75,834
Associated Banc-Corp. 24,038 555,037
Atlantic Union Bankshares
Corp. 11,983 421,083
Banc of California, Inc. 8,196 130,562
BancFirst Corp.(a) 3,058 269,654
Bancorp, Inc. (The)* 8,280 234,986
Bank First Corp.(a) 1,182 109,713
Bank of Marin Bancorp 2,695 88,612
Bank of NT Butterfield & Son
Ltd. (The) 7,856 234,187
BankUnited, Inc. 10,564 358,859
Bankwell Financial Group, Inc. 1,249 36,758
Banner Corp.(a) 4,528 286,170
Bar Harbor Bankshares 2,705 86,668
BayCom Corp.(a) 2,187 41,509
BCB Bancorp, Inc. 2,398 43,140
Berkshire Hills Bancorp, Inc. 5,986 178,981
Blue Ridge Bankshares, Inc. 3,085 38,532
Brookline Bancorp, Inc. 10,026 141,868
Business First Bancshares,
Inc. 3,865 85,571
Byline Bancorp, Inc. 4,253 97,691

124 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Cadence Bank(a) 22,350 551,151
Cambridge Bancorp 1,085 90,120
Camden National Corp. 2,446 101,974
Capital Bancorp, Inc. 1,596 37,570
Capital City Bank Group, Inc. 2,246 72,995
Capstar Financial Holdings,
Inc. 3,411 60,238
Carter Bankshares, Inc.* 3,935 65,282
Cathay General Bancorp 11,807 481,608
Central Pacific Financial Corp. 3,687 74,772
Citizens & Northern Corp.(a) 2,547 58,224
City Holding Co.(a) 1,983 184,597
Civista Bancshares, Inc. 2,448 53,880
CNB Financial Corp. 3,313 78,816
Coastal Financial Corp.* 1,665 79,121
Colony Bankcorp, Inc. 2,805 35,595
Columbia Banking System,
Inc.(a) 10,258 309,074
Community Bank System, Inc.
(a) 6,992 440,146
Community Trust Bancorp, Inc. 2,860 131,360
ConnectOne Bancorp, Inc. 5,904 142,936
CrossFirst Bankshares, Inc.* 7,651 94,949
Customers Bancorp, Inc.* 4,424 125,376
CVB Financial Corp.(a) 19,618 505,164
Dime Community Bancshares,
Inc.(a) 5,086 161,887
Eagle Bancorp, Inc. 4,131 182,053
Eastern Bankshares, Inc. 24,307 419,296
Enterprise Bancorp, Inc. 1,543 54,468
Enterprise Financial Services
Corp. 5,639 276,085
Equity Bancshares, Inc., Class
A 2,563 83,733
Esquire Financial Holdings,
Inc. 1,178 50,960
Farmers & Merchants
Bancorp, Inc.(a) 1,936 52,620
Farmers National Banc Corp. 5,052 71,334
FB Financial Corp. 5,978 216,045
Financial Institutions, Inc. 2,878 70,108
First Bancorp 29,438 518,997
First Bancorp, Inc. (The) 1,612 48,263
First Bancshares, Inc. (The) 3,456 110,627
First Bank 2,559 35,212
First Busey Corp. 8,737 215,979
First Business Financial
Services, Inc. 1,356 49,562
First Commonwealth Financial
Corp.(a) 12,733 177,880
First Community Bankshares,
Inc. 2,950 100,005
First Financial Bancorp(a) 12,158 294,588
First Financial Bankshares,
Inc.(a) 19,964 686,762
First Financial Corp. 2,087 96,169
First Foundation, Inc. 8,267 118,466
First Guaranty Bancshares,
Inc.(a) 1,147 26,897
Common Stocks
Shares Value ($)
Banks
First Internet Bancorp 1,389 33,725
First Interstate BancSystem,
Inc., Class A(a) 13,986 540,559
First Merchants Corp. 9,226 379,281
First Mid Bancshares, Inc. 3,111 99,801
First of Long Island Corp.
(The) 4,158 74,844
First Western Financial, Inc.* 1,380 38,847
Five Star Bancorp(a) 1,944 52,955
Flushing Financial Corp.(a) 5,039 97,656
Fulton Financial Corp.(a) 26,421 444,665
FVCBankcorp, Inc.* 2,076 39,589
German American Bancorp,
Inc. 4,497 167,738
Glacier Bancorp, Inc.(a) 17,324 856,152
Great Southern Bancorp, Inc. 1,693 100,717
Guaranty Bancshares, Inc. 1,385 47,976
Hancock Whitney Corp. 13,159 636,764
Hanmi Financial Corp. 4,070 100,733
HarborOne Bancorp, Inc. 6,938 96,438
HBT Financial, Inc. 1,708 33,426
Heartland Financial USA, Inc. 6,786 316,363
Heritage Commerce Corp. 10,262 133,406
Heritage Financial Corp. 4,633 141,955
Hilltop Holdings, Inc. 7,989 239,750
Home BancShares, Inc.(a) 30,166 687,483
HomeStreet, Inc. 2,442 67,350
HomeTrust Bancshares, Inc. 2,562 61,924
Hope Bancorp, Inc. 15,667 200,694
Horizon Bancorp, Inc. 6,461 97,432
Independent Bank Corp.(a) 9,175 577,564
Independent Bank Group, Inc. 5,362 322,149
International Bancshares Corp. 8,701 398,158
John Marshall Bancorp, Inc. 1,893 54,481
Lakeland Bancorp, Inc. 10,524 185,328
Lakeland Financial Corp. 3,406 248,536
Live Oak Bancshares, Inc.(a) 5,166 156,013
Macatawa Bank Corp. 4,967 54,786
Mercantile Bank Corp. 2,667 89,291
Metrocity Bankshares, Inc. 3,036 65,669
Metropolitan Bank Holding
Corp.* 1,601 93,931
Mid Penn Bancorp, Inc. 2,416 72,408
Midland States Bancorp, Inc. 3,243 86,329
MidWestOne Financial Group,
Inc. 2,324 73,787
MVB Financial Corp. 1,727 38,029
National Bank Holdings Corp.,
Class A 4,610 193,943
NBT Bancorp, Inc. 5,629 244,411
Nicolet Bankshares, Inc.* 1,945 155,192
Northeast Bank 1,125 47,363
Northwest Bancshares, Inc.(a) 15,982 223,428
OceanFirst Financial Corp. 9,557 203,086
OFG Bancorp 6,480 178,589
Old National Bancorp 45,689 821,488
Old Second Bancorp, Inc. 6,464 103,683
Origin Bancorp, Inc. 3,749 137,588
Orrstown Financial Services,
Inc. 1,796 41,595

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 125
Common Stocks
Shares Value ($)
Banks
Pacific Premier Bancorp, Inc. 12,560 396,394
Park National Corp.(a) 2,190 308,242
Parke Bancorp, Inc. 1,750 36,295
Pathward Financial, Inc. 3,806 163,848
PCB Bancorp 2,008 35,522
PCSB Financial Corp. 2,550 48,552
Peapack-Gladstone Financial
Corp. 3,016 112,256
Peoples Bancorp, Inc.(a) 4,680 132,210
Peoples Financial Services
Corp. 1,212 62,830
Preferred Bank(a) 1,339 99,916
Premier Financial Corp. 5,970 161,011
Primis Financial Corp. 4,294 50,884
Professional Holding Corp.,
Class A* 1,999 55,452
QCR Holdings, Inc. 2,605 129,312
RBB Bancorp 2,362 49,248
Red River Bancshares, Inc. 824 42,073
Renasant Corp. 7,215 271,212
Republic Bancorp, Inc., Class
A 1,525 62,403
Republic First Bancorp, Inc.* 5,965 12,825
S&T Bancorp, Inc. 4,871 166,491
Sandy Spring Bancorp, Inc. 7,181 252,987
Seacoast Banking Corp. of
Florida 7,835 244,374
ServisFirst Bancshares, Inc. 7,659 527,782
Shore Bancshares, Inc. 2,879 50,181
Sierra Bancorp 2,835 60,215
Silvergate Capital Corp., Class
A* 5,007 87,122
Simmons First National Corp.,
Class A 16,157 348,668
SmartFinancial, Inc. 2,695 74,113
South Plains Financial, Inc. 1,712 47,131
Southern First Bancshares,
Inc.* 1,282 58,651
Southside Bancshares, Inc. 4,157 149,610
SouthState Corp. 11,714 894,481
Stellar Bancorp, Inc.(a) 6,921 203,893
Stock Yards Bancorp, Inc.(a) 4,461 289,876
Summit Financial Group, Inc. 1,823 45,374
Texas Capital Bancshares,
Inc.* 7,800 470,418
Third Coast Bancshares, Inc.* 2,127 39,201
Tompkins Financial Corp. 2,134 165,556
Towne Bank 11,405 351,730
TriCo Bancshares 4,927 251,228
Triumph Financial, Inc.*(a) 3,562 174,075
Trustmark Corp.(a) 8,118 283,399
UMB Financial Corp. 6,973 582,385
United Bankshares, Inc. 19,769 800,447
United Community Banks, Inc. 14,578 492,736
Unity Bancorp, Inc. 1,254 34,272
Univest Financial Corp. 4,830 126,208
USCB Financial Holdings, Inc.* 1,525 18,605
Valley National Bancorp 68,136 770,618
Veritex Holdings, Inc. 6,948 195,100
Washington Federal, Inc. 10,117 339,425
Common Stocks
Shares Value ($)
Banks
Washington Trust Bancorp,
Inc. 3,066 144,654
WesBanco, Inc. 9,273 342,916
West Bancorp, Inc. 2,985 76,267
Westamerica Bancorp 3,401 200,693
34,568,962
Beverages 0 .6%
Celsius Holdings, Inc.*(a) 8,485 882,779
Coca-Cola Consolidated, Inc. 713 365,313
Duckhorn Portfolio, Inc.
(The)*(a) 6,380 105,717
MGP Ingredients, Inc.(a) 2,135 227,121
National Beverage Corp.*(a) 3,610 167,973
Primo Water Corp. 24,122 374,856
Vintage Wine Estates, Inc.*(a) 4,582 14,937
Vita Coco Co., Inc. (The)*(a) 4,335 59,910
2,198,606
Biotechnology 7 .2%
2seventy bio, Inc.* 5,745 53,831
4D Molecular Therapeutics,
Inc.* 4,718 104,787
Aadi Bioscience, Inc.*(a) 2,049 26,289
Absci Corp.*(a) 7,740 16,254
ACADIA Pharmaceuticals,
Inc.* 18,319 291,638
Adicet Bio, Inc.*(a) 4,802 42,930
ADMA Biologics, Inc.* 28,580 110,890
Aerovate Therapeutics,
Inc.*(a) 1,299 38,061
Affimed NV* 20,119 24,948
Agenus, Inc.* 46,385 111,324
Agios Pharmaceuticals, Inc.* 8,317 233,541
Akero Therapeutics, Inc.*(a) 5,318 291,426
Albireo Pharma, Inc.*(a) 2,824 61,027
Alector, Inc.* 9,326 86,079
Alkermes plc* 24,940 651,682
Allogene Therapeutics, Inc.*(a) 11,879 74,719
Allovir, Inc.*(a) 4,329 22,208
Alpine Immune Sciences,
Inc.*(a) 3,399 24,983
ALX Oncology Holdings,
Inc.*(a) 2,997 33,776
Amicus Therapeutics, Inc.* 42,075 513,736
AnaptysBio, Inc.*(a) 3,090 95,759
Anavex Life Sciences
Corp.*(a) 10,469 96,943
Anika Therapeutics, Inc.* 2,268 67,133
Apellis Pharmaceuticals,
Inc.*(a) 14,229 735,782
Arbutus Biopharma Corp.*(a) 16,559 38,582
Arcellx, Inc.*(a) 4,510 139,720
Arcturus Therapeutics
Holdings, Inc.*(a) 3,511 59,547
Arcus Biosciences, Inc.*(a) 7,848 162,297
Arcutis Biotherapeutics,
Inc.*(a) 6,581 97,399
Arrowhead Pharmaceuticals,
Inc.* 15,585 632,128
Atara Biotherapeutics, Inc.*(a) 14,299 46,901

126 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Aura Biosciences, Inc.*(a) 2,593 27,227
Aurinia Pharmaceuticals, Inc.* 19,968 86,262
Avid Bioservices, Inc.*(a) 9,101 125,321
Avidity Biosciences, Inc.*(a) 7,859 174,391
Beam Therapeutics, Inc.*(a) 9,622 376,316
BioCryst Pharmaceuticals,
Inc.*(a) 28,209 323,839
Biohaven Ltd.*(a) 9,634 133,720
Bioxcel Therapeutics, Inc.*(a) 3,017 64,805
Bluebird Bio, Inc.*(a) 12,824 88,742
Blueprint Medicines Corp.*(a) 9,160 401,300
Bridgebio Pharma, Inc.*(a) 16,315 124,320
C4 Therapeutics, Inc.*(a) 6,640 39,176
CareDx, Inc.*(a) 7,967 90,903
Caribou Biosciences, Inc.*(a) 8,236 51,722
Catalyst Pharmaceuticals,
Inc.* 14,754 274,424
Celldex Therapeutics, Inc.*(a) 7,022 312,971
Celularity, Inc., Class A*(a) 8,492 10,955
Century Therapeutics, Inc.*(a) 3,114 15,975
Cerevel Therapeutics
Holdings, Inc.*(a) 8,759 276,259
Chimerix, Inc.* 13,749 25,573
Chinook Therapeutics, Inc.*(a) 7,703 201,819
Cogent Biosciences, Inc.*(a) 10,024 115,877
Coherus Biosciences, Inc.*(a) 11,117 88,047
Crinetics Pharmaceuticals,
Inc.*(a) 7,841 143,490
CTI BioPharma Corp.*(a) 14,698 88,335
Cullinan Oncology, Inc.* 4,475 47,211
Cytokinetics, Inc.*(a) 12,518 573,575
Day One Biopharmaceuticals,
Inc.*(a) 4,385 94,365
Deciphera Pharmaceuticals,
Inc.* 7,241 118,680
Denali Therapeutics, Inc.* 16,612 461,980
Design Therapeutics, Inc.*(a) 5,087 52,193
Dynavax Technologies Corp.* 18,028 191,818
Dyne Therapeutics, Inc.* 4,817 55,829
Eagle Pharmaceuticals, Inc.* 1,467 42,880
Editas Medicine, Inc.*(a) 10,316 91,503
Eiger BioPharmaceuticals,
Inc.* 5,797 6,840
Emergent BioSolutions, Inc.* 8,008 94,574
Enanta Pharmaceuticals, Inc.* 3,088 143,654
Enochian Biosciences, Inc.*(a) 2,796 2,880
EQRx, Inc.*(a) 31,824 78,287
Erasca, Inc.* 10,168 43,824
Fate Therapeutics, Inc.*(a) 12,709 128,234
FibroGen, Inc.* 13,544 216,975
Foghorn Therapeutics, Inc.*(a) 3,074 19,612
Gelesis Holdings, Inc.*(a) 3,276 951
Generation Bio Co.*(a) 6,803 26,736
Geron Corp.*(a) 53,459 129,371
Gossamer Bio, Inc.*(a) 10,149 22,023
GreenLight Biosciences
Holdings PBC*(a) 16,160 19,069
Halozyme Therapeutics,
Inc.*(a) 20,246 1,151,997
Heron Therapeutics, Inc.*(a) 16,678 41,695
Common Stocks
Shares Value ($)
Biotechnology
HilleVax, Inc.*(a) 2,598 43,465
Humacyte, Inc.*(a) 8,759 18,481
Icosavax, Inc.*(a) 3,666 29,108
Ideaya Biosciences, Inc.* 6,742 122,502
IGM Biosciences, Inc.*(a) 1,444 24,562
Imago Biosciences, Inc.* 4,028 144,807
ImmunityBio, Inc.*(a) 12,164 61,671
ImmunoGen, Inc.* 32,503 161,215
Immunovant, Inc.*(a) 6,787 120,469
Inhibrx, Inc.*(a) 4,985 122,830
Inovio Pharmaceuticals,
Inc.*(a) 37,587 58,636
Insmed, Inc.*(a) 20,627 412,127
Instil Bio, Inc.* 9,845 6,202
Intellia Therapeutics, Inc.* 12,972 452,593
Intercept Pharmaceuticals,
Inc.*(a) 3,814 47,179
Invivyd, Inc.*(a) 7,781 11,671
Iovance Biotherapeutics, Inc.* 23,329 149,072
Ironwood Pharmaceuticals,
Inc.*(a) 20,692 256,374
iTeos Therapeutics, Inc.* 3,621 70,718
IVERIC bio, Inc.*(a) 20,518 439,290
Janux Therapeutics, Inc.* 2,457 32,359
Jounce Therapeutics, Inc.* 6,488 7,202
KalVista Pharmaceuticals,
Inc.*(a) 3,916 26,472
Karuna Therapeutics, Inc.* 4,605 904,882
Karyopharm Therapeutics,
Inc.* 12,005 40,817
Keros Therapeutics, Inc.* 2,909 139,690
Kezar Life Sciences, Inc.* 7,677 54,046
Kiniksa Pharmaceuticals Ltd.,
Class A* 4,527 67,814
Kinnate Biopharma, Inc.*(a) 4,134 25,217
Kodiak Sciences, Inc.* 5,383 38,542
Kronos Bio, Inc.*(a) 6,987 11,319
Krystal Biotech, Inc.*(a) 3,230 255,881
Kura Oncology, Inc.*(a) 10,131 125,726
Kymera Therapeutics, Inc.*(a) 5,635 140,650
Lexicon Pharmaceuticals, Inc.* 12,745 24,343
Lyell Immunopharma, Inc.*(a) 25,780 89,457
MacroGenics, Inc.* 9,907 66,476
Madrigal Pharmaceuticals,
Inc.*(a) 1,930 560,182
MannKind Corp.*(a) 38,727 204,091
MeiraGTx Holdings plc* 4,544 29,627
Mersana Therapeutics, Inc.* 13,646 79,966
MiMedx Group, Inc.*(a) 17,207 47,835
Mirum Pharmaceuticals, Inc.* 2,849 55,555
Monte Rosa Therapeutics,
Inc.*(a) 4,852 36,924
Morphic Holding, Inc.* 3,884 103,897
Myriad Genetics, Inc.*(a) 12,039 174,686
Nkarta, Inc.*(a) 4,587 27,476
Nurix Therapeutics, Inc.* 7,332 80,505
Nuvalent, Inc., Class A*(a) 3,069 91,395
Ocugen, Inc.*(a) 30,519 39,675
Organogenesis Holdings, Inc.* 10,831 29,135
Outlook Therapeutics, Inc.*(a) 17,792 19,215

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 127
Common Stocks
Shares Value ($)
Biotechnology
Pardes Biosciences, Inc.* 4,009 6,775
PepGen, Inc.*(a) 2,255 30,149
PMV Pharmaceuticals, Inc.*(a) 5,949 51,756
Point Biopharma Global, Inc.* 12,938 94,318
Praxis Precision Medicines,
Inc.*(a) 7,741 18,424
Precigen, Inc.*(a) 13,762 20,918
Prime Medicine, Inc.*(a) 1,589 29,524
Prometheus Biosciences, Inc.* 5,300 583,000
Protagonist Therapeutics, Inc.* 7,247 79,065
Prothena Corp. plc* 5,614 338,244
PTC Therapeutics, Inc.*(a) 10,758 410,633
Rallybio Corp.*(a) 2,315 15,210
RAPT Therapeutics, Inc.*(a) 4,266 84,467
Recursion Pharmaceuticals,
Inc., Class A* 21,265 163,953
REGENXBIO, Inc.* 6,273 142,272
Relay Therapeutics, Inc.*(a) 12,982 193,951
Replimune Group, Inc.* 6,149 167,253
REVOLUTION Medicines,
Inc.*(a) 11,425 272,143
Rigel Pharmaceuticals, Inc.* 25,206 37,809
Rocket Pharmaceuticals,
Inc.*(a) 8,228 161,022
Sage Therapeutics, Inc.* 7,886 300,772
Sana Biotechnology, Inc.*(a) 14,262 56,335
Sangamo Therapeutics, Inc.* 20,702 65,004
Seres Therapeutics, Inc.* 10,161 56,902
Sorrento Therapeutics, Inc.*(a) 70,470 62,436
SpringWorks Therapeutics,
Inc.*(a) 5,540 144,095
Stoke Therapeutics, Inc.*(a) 3,399 31,373
Sutro Biopharma, Inc.* 8,373 67,654
Syndax Pharmaceuticals, Inc.* 8,036 204,516
Talaris Therapeutics, Inc.*(a) 3,651 3,724
Tango Therapeutics, Inc.*(a) 7,537 54,643
Tenaya Therapeutics, Inc.* 3,932 7,903
TG Therapeutics, Inc.*(a) 20,731 245,248
Travere Therapeutics, Inc.*(a) 9,342 196,462
Twist Bioscience Corp.*(a) 8,577 204,218
Tyra Biosciences, Inc.* 2,673 20,315
Vanda Pharmaceuticals, Inc.* 7,930 58,603
Vaxart, Inc.*(a) 19,106 18,359
Vaxcyte, Inc.*(a) 10,924 523,806
VBI Vaccines, Inc.*(a) 24,837 9,714
Vera Therapeutics, Inc.*(a) 2,154 41,680
Veracyte, Inc.*(a) 10,971 260,342
Vericel Corp.* 7,378 194,337
Verve Therapeutics, Inc.*(a) 7,211 139,533
Vir Biotechnology, Inc.* 10,998 278,359
Viridian Therapeutics, Inc.*(a) 5,761 168,279
VistaGen Therapeutics,
Inc.*(a) 31,574 3,252
Xencor, Inc.* 8,691 226,314
Y-mAbs Therapeutics, Inc.* 5,203 25,391
Zentalis Pharmaceuticals,
Inc.*(a) 7,107 143,135
25,602,464
Common Stocks
Shares Value ($)
Building Products 1 .3%
AAON, Inc. 6,648 500,727
American Woodmark Corp.* 2,566 125,375
Apogee Enterprises, Inc. 3,316 147,429
Caesarstone Ltd. 4,132 23,594
CSW Industrials, Inc. 2,185 253,307
Gibraltar Industries, Inc.* 4,846 222,334
Griffon Corp. 6,985 249,993
Insteel Industries, Inc. 2,861 78,735
Janus International Group,
Inc.* 12,267 116,782
JELD-WEN Holding, Inc.* 12,668 122,246
Masonite International Corp.* 3,388 273,107
PGT Innovations, Inc.* 8,575 154,007
Quanex Building Products
Corp. 5,079 120,271
Resideo Technologies, Inc.* 21,982 361,604
Simpson Manufacturing Co.,
Inc. 6,519 577,974
UFP Industries, Inc. 9,119 722,681
View, Inc.*(a) 15,069 14,540
Zurn Elkay Water Solutions
Corp. 18,839 398,445
4,463,151
Capital Markets 1 .6%
Artisan Partners Asset
Management, Inc., Class
A(a) 9,413 279,566
AssetMark Financial Holdings,
Inc.* 3,270 75,210
Associated Capital Group,
Inc., Class A(a) 224 9,406
B. Riley Financial, Inc.(a) 3,200 109,440
Bakkt Holdings, Inc.*(a) 8,042 9,570
BGC Partners, Inc., Class A 47,547 179,252
Blucora, Inc.* 7,209 184,046
Brightsphere Investment
Group, Inc.(a) 5,181 106,625
Cohen & Steers, Inc. 3,910 252,429
Cowen, Inc., Class A(a) 4,148 160,196
Diamond Hill Investment
Group, Inc. 447 82,704
Donnelley Financial Solutions,
Inc.* 3,918 151,431
Federated Hermes, Inc., Class
B 13,215 479,837
Focus Financial Partners, Inc.,
Class A* 8,969 334,275
GCM Grosvenor, Inc., Class A 6,386 48,597
Hamilton Lane, Inc., Class A 5,540 353,895
Houlihan Lokey, Inc. 7,687 669,999
MarketWise, Inc.*(a) 2,408 4,045
Moelis & Co., Class A(a) 9,827 377,062
Open Lending Corp., Class A* 16,792 113,346
Oppenheimer Holdings, Inc.,
Class A 1,233 52,193
Perella Weinberg Partners(a) 5,841 57,242
Piper Sandler Cos. 2,667 347,217
PJT Partners, Inc., Class A 3,596 264,989

128 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Capital Markets
Sculptor Capital Management,
Inc. 3,968 34,363
Silvercrest Asset Management
Group, Inc., Class A 1,403 26,334
StepStone Group, Inc., Class
A 8,313 209,321
StoneX Group, Inc.* 2,672 254,641
Value Line, Inc. 128 6,513
Victory Capital Holdings, Inc.,
Class A 2,564 68,792
Virtus Investment Partners,
Inc. 1,081 206,947
WisdomTree, Inc.(a) 20,624 112,401
5,621,884
Chemicals 2 .0%
AdvanSix, Inc. 4,179 158,886
American Vanguard Corp. 4,287 93,071
Amyris, Inc.*(a) 31,609 48,362
Aspen Aerogels, Inc.* 4,660 54,941
Avient Corp. 13,915 469,770
Balchem Corp. 4,855 592,844
Cabot Corp.(a) 8,506 568,541
Chase Corp. 1,125 97,042
Danimer Scientific, Inc.*(a) 13,402 23,990
Diversey Holdings Ltd.* 12,443 53,007
Ecovyst, Inc.* 11,054 97,938
FutureFuel Corp. 4,513 36,691
Hawkins, Inc. 2,904 112,094
HB Fuller Co.(a) 8,102 580,265
Ingevity Corp.* 5,708 402,071
Innospec, Inc. 3,751 385,828
Intrepid Potash, Inc.*(a) 1,694 48,906
Koppers Holdings, Inc. 3,052 86,066
Kronos Worldwide, Inc. 3,399 31,951
Livent Corp.*(a) 24,837 493,511
LSB Industries, Inc.*(a) 11,200 148,960
Mativ Holdings, Inc. 8,479 177,211
Minerals Technologies, Inc. 4,908 298,014
Origin Materials, Inc.* 16,210 74,728
Orion Engineered Carbons SA 9,252 164,778
Perimeter Solutions SA*(a) 17,939 163,962
PureCycle Technologies,
Inc.*(a) 15,993 108,113
Quaker Chemical Corp.(a) 2,061 343,981
Rayonier Advanced Materials,
Inc.* 9,740 93,504
Sensient Technologies Corp.
(a) 6,480 472,522
Stepan Co. 3,249 345,889
Tredegar Corp.(a) 4,107 41,974
Trinseo plc(a) 5,321 120,840
Tronox Holdings plc 18,004 246,835
Valhi, Inc. 328 7,216
7,244,302
Commercial Services & Supplies 1 .4%
ABM Industries, Inc.(a) 10,153 450,996
ACCO Brands Corp. 14,310 79,993
ACV Auctions, Inc., Class
A*(a) 17,761 145,818
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Aris Water Solution, Inc., Class
A(a) 3,283 47,308
Brady Corp., Class A(a) 6,979 328,711
BrightView Holdings, Inc.* 6,284 43,297
Brink's Co. (The) 6,903 370,760
Casella Waste Systems, Inc.,
Class A*(a) 7,611 603,628
Cimpress plc*(a) 2,821 77,888
CompX International, Inc. 302 5,581
CoreCivic, Inc.* 17,346 200,520
Deluxe Corp. 6,982 118,554
Ennis, Inc. 3,793 84,053
GEO Group, Inc. (The)*(a) 15,716 172,090
Harsco Corp.* 12,252 77,065
Healthcare Services Group,
Inc.(a) 11,427 137,124
Heritage-Crystal Clean, Inc.* 2,311 75,061
HNI Corp. 6,433 182,890
Interface, Inc. 8,811 86,965
KAR Auction Services, Inc.*(a) 16,621 216,904
Kimball International, Inc.,
Class B 5,672 36,868
Li-Cycle Holdings Corp.*(a) 20,899 99,479
Matthews International Corp.,
Class A 4,561 138,837
MillerKnoll, Inc. 11,639 244,535
Montrose Environmental
Group, Inc.*(a) 4,110 182,443
NL Industries, Inc. 1,817 12,374
Pitney Bowes, Inc.(a) 17,361 65,972
Quad/Graphics, Inc.* 4,927 20,102
SP Plus Corp.* 3,169 110,028
Steelcase, Inc., Class A 13,704 96,887
UniFirst Corp.(a) 2,317 447,158
Viad Corp.* 3,118 76,048
VSE Corp.(a) 1,586 74,352
5,110,289
Communications Equipment 0 .9%
ADTRAN Holdings, Inc.(a) 11,727 220,350
Aviat Networks, Inc.*(a) 1,212 37,802
Calix, Inc.*(a) 8,804 602,458
Cambium Networks Corp.* 1,855 40,198
Casa Systems, Inc.*(a) 5,848 15,965
Clearfield, Inc.*(a) 1,750 164,745
CommScope Holding Co.,
Inc.* 30,954 227,512
Comtech Telecommunications
Corp. 3,842 46,642
Digi International, Inc.* 5,174 189,110
DZS, Inc.* 2,637 33,437
Extreme Networks, Inc.* 19,624 359,316
Harmonic, Inc.*(a) 13,958 182,850
Infinera Corp.*(a) 28,941 195,062
Inseego Corp.*(a) 12,527 10,554
NETGEAR, Inc.* 4,352 78,815
NetScout Systems, Inc.* 10,579 343,923
Ondas Holdings, Inc.*(a) 4,836 7,689
Ribbon Communications, Inc.* 11,604 32,375

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 129
Common Stocks
Shares Value ($)
Communications Equipment
Viavi Solutions, Inc.*(a) 35,128 369,195
3,157,998
Construction & Engineering 1 .6%
Ameresco, Inc., Class A*(a) 4,833 276,158
API Group Corp.* 31,487 592,270
Arcosa, Inc. 7,335 398,584
Argan, Inc. 1,982 73,096
Comfort Systems USA, Inc.(a) 5,374 618,440
Concrete Pumping Holdings,
Inc.* 3,442 20,136
Construction Partners, Inc.,
Class A* 6,004 160,247
Dycom Industries, Inc.*(a) 4,442 415,771
EMCOR Group, Inc. 7,212 1,068,169
Fluor Corp.*(a) 21,686 751,637
Granite Construction, Inc.(a) 6,729 235,986
Great Lakes Dredge & Dock
Corp.*(a) 9,726 57,870
IES Holdings, Inc.* 1,375 48,909
MYR Group, Inc.* 2,523 232,292
Northwest Pipe Co.* 1,527 51,460
NV5 Global, Inc.* 2,052 271,521
Primoris Services Corp. 8,127 178,306
Sterling Infrastructure, Inc.* 4,480 146,944
Tutor Perini Corp.* 6,248 47,172
5,644,968
Construction Materials 0 .2%
Summit Materials, Inc., Class
A*(a) 18,339 520,656
United States Lime & Minerals,
Inc. 276 38,850
559,506
Consumer Finance 0 .7%
Atlanticus Holdings Corp.*(a) 709 18,576
Bread Financial Holdings, Inc. 4,254 160,206
Consumer Portfolio Services,
Inc.*(a) 1,005 8,894
Curo Group Holdings Corp.(a) 2,810 9,976
Encore Capital Group, Inc.*(a) 3,502 167,886
Enova International, Inc.* 4,720 181,106
EZCORP, Inc., Class A*(a) 7,520 61,288
FirstCash Holdings, Inc. 5,743 499,124
Green Dot Corp., Class A* 6,983 110,471
LendingClub Corp.*(a) 16,144 142,067
LendingTree, Inc.* 1,694 36,133
Moneylion, Inc.*(a) 20,448 12,678
Navient Corp. 16,392 269,648
Nelnet, Inc., Class A 2,193 199,015
NerdWallet, Inc., Class A*(a) 4,155 39,888
Oportun Financial Corp.* 3,935 21,682
OppFi, Inc.*(a) 1,958 4,014
PRA Group, Inc.*(a) 5,795 195,755
PROG Holdings, Inc.* 7,559 127,672
Regional Management Corp. 1,214 34,089
Sunlight Financial Holdings,
Inc.*(a) 3,439 4,436
World Acceptance Corp.*(a) 599 39,498
2,344,102
Common Stocks
Shares Value ($)
Containers & Packaging 0 .3%
Cryptyde, Inc.* 2,596 498
Greif, Inc., Class A 3,782 253,621
Greif, Inc., Class B 866 67,747
Myers Industries, Inc. 5,555 123,488
O-I Glass, Inc.* 23,566 390,488
Pactiv Evergreen, Inc. 6,513 73,988
Ranpak Holdings Corp.* 6,398 36,916
TriMas Corp. 6,359 176,399
1,123,145
Distributors 0 .0%
†
Funko, Inc., Class A*(a) 5,186 56,579
Weyco Group, Inc. 835 17,669
74,248
Diversified Consumer Services 0 .9%
2U, Inc.* 11,850 74,300
Adtalem Global Education,
Inc.*(a) 6,907 245,199
American Public Education,
Inc.* 2,939 36,120
Beachbody Co., Inc. (The)*(a) 14,808 7,789
Carriage Services, Inc. 1,904 52,436
Chegg, Inc.* 19,086 482,303
Coursera, Inc.* 17,811 210,704
Duolingo, Inc.*(a) 3,571 254,005
European Wax Center, Inc.,
Class A(a) 3,556 44,272
Frontdoor, Inc.* 12,647 263,058
Graham Holdings Co., Class B 564 340,774
Laureate Education, Inc.,
Class A 20,318 195,459
Nerdy, Inc.*(a) 7,668 17,253
OmniAb, Inc.*∞(a) 871 0
OneSpaWorld Holdings
Ltd.*(a) 10,100 94,233
Perdoceo Education Corp.* 10,063 139,876
Rover Group, Inc.*(a) 14,676 53,861
Strategic Education, Inc.(a) 3,462 271,144
Stride, Inc.*(a) 6,240 195,187
Udemy, Inc.*(a) 11,147 117,601
Universal Technical Institute,
Inc.* 4,584 30,805
Vivint Smart Home, Inc.*(a) 14,400 171,360
WW International, Inc.* 7,355 28,390
3,326,129
Diversified Financial Services 0 .3%
Alerus Financial Corp. 2,453 57,278
A-Mark Precious Metals, Inc.
(a) 2,817 97,834
Banco Latinoamericano de
Comercio Exterior SA, Class
E* 4,252 68,882
Cannae Holdings, Inc.* 10,934 225,787
Compass Diversified Holdings 9,751 177,761
Jackson Financial, Inc., Class
A(a) 11,436 397,858
SWK Holdings Corp.*(a) 504 8,891
1,034,291

130 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 0 .7%
Anterix, Inc.* 2,787 89,658
ATN International, Inc. 1,691 76,619
Bandwidth, Inc., Class A*(a) 3,477 79,797
Charge Enterprises, Inc.*(a) 19,693 24,419
Cogent Communications
Holdings, Inc. 6,513 371,762
Consolidated Communications
Holdings, Inc.* 10,977 39,298
EchoStar Corp., Class A* 5,157 86,019
Globalstar, Inc.*(a) 105,559 140,393
IDT Corp., Class B* 2,263 63,749
Iridium Communications, Inc.* 19,053 979,324
Liberty Latin America Ltd.,
Class A* 5,719 43,064
Liberty Latin America Ltd.,
Class C* 22,563 171,479
Ooma, Inc.* 3,428 46,689
Radius Global Infrastructure,
Inc.*(a) 11,458 135,434
2,347,704
Electric Utilities 0 .8%
ALLETE, Inc.(a) 8,858 571,429
MGE Energy, Inc. 5,668 399,027
Otter Tail Corp.(a) 6,284 368,934
PNM Resources, Inc. 12,963 632,465
Portland General Electric
Co.(a) 13,660 669,340
Via Renewables, Inc. 1,565 7,997
2,649,192
Electrical Equipment 1 .4%
Allied Motion Technologies,
Inc.(a) 2,047 71,256
Array Technologies, Inc.*(a) 23,184 448,147
Atkore, Inc.* 6,278 712,051
AZZ, Inc.(a) 3,716 149,383
Babcock & Wilcox Enterprises,
Inc.* 8,693 50,159
Blink Charging Co.*(a) 5,341 58,591
Bloom Energy Corp., Class
A*(a) 27,444 524,729
Encore Wire Corp.(a) 2,690 370,036
Energy Vault Holdings, Inc.*(a) 11,706 36,523
EnerSys 6,281 463,789
Enovix Corp.*(a) 16,611 206,641
ESS Tech, Inc.*(a) 11,413 27,733
Fluence Energy, Inc.*(a) 5,470 93,810
FTC Solar, Inc.*(a) 6,929 18,570
FuelCell Energy, Inc.*(a) 62,496 173,739
GrafTech International Ltd. 30,135 143,443
Heliogen, Inc.*(a) 17,927 12,517
NuScale Power Corp.*(a) 4,378 44,918
Powell Industries, Inc. 1,410 49,604
Preformed Line Products Co. 325 27,069
Shoals Technologies Group,
Inc., Class A*(a) 21,012 518,366
Stem, Inc.*(a) 21,819 195,062
SunPower Corp.*(a) 12,389 223,374
Thermon Group Holdings, Inc.* 4,842 97,227
TPI Composites, Inc.*(a) 5,357 54,320
Common Stocks
Shares Value ($)
Electrical Equipment
Vicor Corp.* 3,350 180,062
4,951,119
Electronic Equipment, Instruments & Components 2 .3%
908 Devices, Inc.*(a) 3,121 23,782
Advanced Energy Industries,
Inc.(a) 5,714 490,147
Aeva Technologies, Inc.*(a) 15,552 21,151
AEye, Inc.*(a) 15,507 7,453
Akoustis Technologies, Inc.*(a) 6,973 19,664
Arlo Technologies, Inc.* 12,454 43,714
Badger Meter, Inc. 4,447 484,856
Belden, Inc. 6,508 467,925
Benchmark Electronics, Inc. 5,233 139,669
Cepton, Inc.* 4,938 6,271
CTS Corp. 4,815 189,807
ePlus, Inc.* 4,164 184,382
Evolv Technologies Holdings,
Inc.*(a) 11,893 30,803
Fabrinet* 5,638 722,904
FARO Technologies, Inc.* 2,791 82,083
Focus Universal, Inc.*(a) 2,504 16,051
Identiv, Inc.* 3,042 22,024
Insight Enterprises, Inc.*(a) 4,884 489,719
Itron, Inc.*(a) 6,862 347,560
Kimball Electronics, Inc.* 3,649 82,431
Knowles Corp.*(a) 13,721 225,299
Lightwave Logic, Inc.*(a) 17,171 74,007
Methode Electronics, Inc.(a) 5,489 243,547
MicroVision, Inc.*(a) 24,966 58,670
Mirion Technologies, Inc.*(a) 20,385 134,745
Napco Security Technologies,
Inc.* 4,518 124,155
nLight, Inc.* 6,578 66,701
Novanta, Inc.* 5,434 738,318
OSI Systems, Inc.*(a) 2,446 194,506
Ouster, Inc.*(a) 24,318 20,986
PAR Technology Corp.*(a) 3,948 102,924
PC Connection, Inc. 1,712 80,293
Plexus Corp.*(a) 4,146 426,748
Rogers Corp.* 2,849 340,000
Sanmina Corp.*(a) 8,643 495,157
ScanSource, Inc.* 3,827 111,825
SmartRent, Inc.*(a) 19,352 47,025
TTM Technologies, Inc.* 15,371 231,795
Velodyne Lidar, Inc.*(a) 34,223 25,280
Vishay Intertechnology, Inc. 19,809 427,280
Vishay Precision Group, Inc.* 1,897 73,319
8,114,976
Energy Equipment & Services 2 .2%
Archrock, Inc. 20,653 185,464
Borr Drilling Ltd.*(a) 31,057 154,353
Bristow Group, Inc.* 3,589 97,370
Cactus, Inc., Class A 9,091 456,914
ChampionX Corp. 30,584 886,630
Diamond Offshore Drilling,
Inc.* 15,043 156,447
DMC Global, Inc.* 2,871 55,812
Dril-Quip, Inc.* 5,118 139,056
Expro Group Holdings NV* 11,872 215,239

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 131
Common Stocks
Shares Value ($)
Energy Equipment & Services
Helix Energy Solutions Group,
Inc.*(a) 21,967 162,116
Helmerich & Payne, Inc.(a) 15,741 780,281
Liberty Energy, Inc., Class A 21,276 340,629
Nabors Industries Ltd.* 1,389 215,114
National Energy Services
Reunited Corp.* 5,580 38,725
Newpark Resources, Inc.* 13,608 56,473
NexTier Oilfield Solutions, Inc.* 26,592 245,710
Noble Corp. plc* 12,835 484,008
Oceaneering International,
Inc.*(a) 15,327 268,069
Oil States International,
Inc.*(a) 9,662 72,079
Patterson-UTI Energy, Inc.(a) 32,722 551,039
ProFrac Holding Corp., Class
A*(a) 3,550 89,460
ProPetro Holding Corp.*(a) 12,988 134,686
RPC, Inc. 11,489 102,137
Select Energy Services, Inc.,
Class A 11,036 101,973
Solaris Oilfield Infrastructure,
Inc., Class A 4,833 47,992
TETRA Technologies, Inc.* 18,389 63,626
Tidewater, Inc.* 7,059 260,124
US Silica Holdings, Inc.* 11,045 138,063
Valaris Ltd.* 9,320 630,218
Weatherford International plc* 10,702 544,946
7,674,753
Entertainment 0 .3%
Cinemark Holdings, Inc.* 16,505 142,933
IMAX Corp.* 7,051 103,368
Liberty Media Corp.-Liberty
Braves, Class A*(a) 1,614 52,729
Liberty Media Corp.-Liberty
Braves, Class C* 5,704 183,840
Lions Gate Entertainment
Corp., Class A* 8,922 50,945
Lions Gate Entertainment
Corp., Class B* 17,810 96,708
Madison Square Garden
Entertainment Corp.*(a) 4,056 182,398
Marcus Corp. (The)(a) 4,220 60,726
Playstudios, Inc.*(a) 12,938 50,200
Reservoir Media, Inc.*(a) 2,894 17,277
Skillz, Inc.*(a) 50,366 25,510
966,634
Equity Real Estate Investment Trusts (REITs) 5 .7%
Acadia Realty Trust 12,772 183,278
Agree Realty Corp.(a) 13,314 944,362
Alexander & Baldwin, Inc. 10,967 205,412
Alexander's, Inc. 316 69,539
American Assets Trust, Inc. 7,477 198,141
Apartment Investment and
Management Co., Class
A(a) 22,765 162,087
Apple Hospitality REIT, Inc. 32,745 516,716
Armada Hoffler Properties, Inc. 9,835 113,103
Ashford Hospitality Trust, Inc.* 5,953 26,610
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Bluerock Homes Trust, Inc.* 541 11,529
Braemar Hotels & Resorts,
Inc.(a) 9,771 40,159
Brandywine Realty Trust 24,876 152,987
Broadstone Net Lease, Inc. 26,363 427,344
BRT Apartments Corp. 1,783 35,018
CareTrust REIT, Inc. 14,872 276,322
CBL & Associates Properties,
Inc.(a) 4,001 92,343
Centerspace(a) 2,282 133,885
Chatham Lodging Trust(a) 7,180 88,099
City Office REIT, Inc.(a) 6,257 52,434
Clipper Realty, Inc.(a) 2,440 15,616
Community Healthcare Trust,
Inc. 3,592 128,594
Corporate Office Properties
Trust(a) 17,310 449,021
CTO Realty Growth, Inc. 2,645 48,351
DiamondRock Hospitality Co. 31,759 260,106
Diversified Healthcare Trust 34,512 22,322
Easterly Government
Properties, Inc. 13,804 196,983
Elme Communities 13,243 235,725
Empire State Realty Trust,
Inc., Class A(a) 20,410 137,563
Equity Commonwealth 15,970 398,771
Essential Properties Realty
Trust, Inc.(a) 21,423 502,798
Farmland Partners, Inc.(a) 6,978 86,946
Four Corners Property Trust,
Inc.(a) 12,689 329,026
Franklin Street Properties
Corp.(a) 15,660 42,752
Getty Realty Corp.(a) 5,685 192,437
Gladstone Commercial Corp. 5,931 109,724
Gladstone Land Corp. 5,048 92,631
Global Medical REIT, Inc. 9,584 90,856
Global Net Lease, Inc.(a) 15,778 198,329
Hersha Hospitality Trust, Class
A(a) 4,960 42,259
Independence Realty Trust,
Inc.(a) 34,230 577,118
Indus Realty Trust, Inc.(a) 756 47,998
Industrial Logistics Properties
Trust 11,224 36,702
Innovative Industrial
Properties, Inc. 4,270 432,764
InvenTrust Properties Corp. 10,437 247,044
iStar, Inc.(a) 10,483 79,985
Kite Realty Group Trust 33,180 698,439
LTC Properties, Inc. 6,200 220,286
LXP Industrial Trust 41,719 418,024
Macerich Co. (The) 32,612 367,211
National Health Investors, Inc. 6,453 336,976
Necessity Retail REIT, Inc.
(The) 20,010 118,659
NETSTREIT Corp.(a) 8,383 153,660
NexPoint Residential Trust,
Inc. 3,552 154,583

132 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Office Properties Income Trust 7,536 100,606
One Liberty Properties, Inc.(a) 2,400 53,328
Orion Office REIT, Inc.(a) 8,863 75,690
Outfront Media, Inc.(a) 21,535 357,050
Paramount Group, Inc.(a) 29,075 172,706
Pebblebrook Hotel Trust(a) 19,667 263,341
Phillips Edison & Co., Inc.(a) 17,814 567,198
Physicians Realty Trust(a) 34,775 503,194
Piedmont Office Realty Trust,
Inc., Class A 19,094 175,092
Plymouth Industrial REIT, Inc. 5,703 109,384
Postal Realty Trust, Inc., Class
A(a) 2,637 38,316
PotlatchDeltic Corp. 12,158 534,830
Retail Opportunity Investments
Corp. 18,889 283,902
RLJ Lodging Trust 24,285 257,178
RPT Realty 12,791 128,422
Ryman Hospitality Properties,
Inc. 8,180 668,960
Sabra Health Care REIT, Inc. 35,416 440,221
Safehold, Inc.(a) 3,984 114,022
Saul Centers, Inc.(a) 1,707 69,441
Service Properties Trust 25,161 183,424
SITE Centers Corp. 30,619 418,256
STAG Industrial, Inc. 27,743 896,376
Summit Hotel Properties, Inc. 15,401 111,195
Sunstone Hotel Investors, Inc.
(a) 32,151 310,579
Tanger Factory Outlet Centers,
Inc.(a) 15,745 282,465
Terreno Realty Corp. 11,392 647,863
UMH Properties, Inc. 7,833 126,111
Uniti Group, Inc.(a) 36,259 200,512
Universal Health Realty
Income Trust 1,975 94,267
Urban Edge Properties(a) 17,673 249,013
Urstadt Biddle Properties, Inc.,
Class A(a) 4,318 81,826
Veris Residential, Inc.* 13,064 208,110
Whitestone REIT 7,196 69,369
Xenia Hotels & Resorts, Inc. 17,067 224,943
20,216,817
Food & Staples Retailing 0 .6%
Andersons, Inc. (The)(a) 4,948 173,130
Chefs' Warehouse, Inc.
(The)*(a) 5,278 175,652
Fresh Market, Inc. (The)*∞ 120 0
HF Foods Group, Inc.* 4,830 19,610
Ingles Markets, Inc., Class A 2,200 212,212
Natural Grocers by Vitamin
Cottage, Inc. 1,204 11,005
PriceSmart, Inc. 3,717 225,919
Rite Aid Corp.* 8,973 29,970
SpartanNash Co.(a) 5,466 165,292
Sprouts Farmers Market, Inc.* 16,194 524,200
United Natural Foods, Inc.* 8,862 343,048
Village Super Market, Inc.,
Class A 1,136 26,457
Common Stocks
Shares Value ($)
Food & Staples Retailing
Weis Markets, Inc. 2,489 204,820
2,111,315
Food Products 1 .2%
Alico, Inc. 887 21,173
AppHarvest, Inc.*(a) 10,421 5,913
B&G Foods, Inc.(a) 10,724 119,573
Benson Hill, Inc.*(a) 26,419 67,368
Beyond Meat, Inc.*(a) 9,451 116,342
BRC, Inc., Class A*(a) 3,632 22,192
Calavo Growers, Inc. 2,682 78,851
Cal-Maine Foods, Inc. 5,766 313,959
Fresh Del Monte Produce, Inc.
(a) 4,576 119,845
Hain Celestial Group, Inc.
(The)* 13,735 222,232
Hostess Brands, Inc.* 20,257 454,567
J & J Snack Foods Corp.(a) 2,318 347,028
John B Sanfilippo & Son, Inc. 1,363 110,839
Lancaster Colony Corp. 2,969 585,784
Lifecore Biomedical, Inc.* 4,125 26,730
Local Bounti Corp.*(a) 9,523 13,237
Mission Produce, Inc.*(a) 6,053 70,336
Seneca Foods Corp., Class A* 744 45,347
Simply Good Foods Co. (The)* 13,541 514,964
Sovos Brands, Inc.* 5,639 81,032
SunOpta, Inc.* 15,339 129,461
Tattooed Chef, Inc.*(a) 6,849 8,424
Tootsie Roll Industries, Inc. 2,374 101,061
TreeHouse Foods, Inc.* 7,704 380,424
Utz Brands, Inc.(a) 9,806 155,523
Vital Farms, Inc.* 4,710 70,273
Whole Earth Brands, Inc.* 6,000 24,420
4,206,898
Gas Utilities 1 .2%
Brookfield Infrastructure Corp.,
Class A(a) 15,052 585,523
Chesapeake Utilities Corp. 2,250 265,905
New Jersey Resources Corp.
(a) 14,797 734,227
Northwest Natural Holding Co. 5,400 256,986
ONE Gas, Inc. 8,235 623,554
South Jersey Industries, Inc. 18,780 667,253
Southwest Gas Holdings, Inc.
(a) 10,283 636,312
Spire, Inc.(a) 7,951 547,506
4,317,266
Health Care Equipment & Supplies 3 .8%
Alphatec Holdings, Inc.*(a) 11,041 136,356
AngioDynamics, Inc.* 5,579 76,823
Artivion, Inc.*(a) 5,629 68,223
AtriCure, Inc.*(a) 6,909 306,621
Atrion Corp. 209 116,925
Avanos Medical, Inc.* 6,920 187,255
Axogen, Inc.* 6,418 64,052
Axonics, Inc.*(a) 7,421 464,035
Bioventus, Inc., Class A*(a) 4,749 12,395
Butterfly Network, Inc.*(a) 20,083 49,404
Cardiovascular Systems, Inc.* 5,974 81,366

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 133
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cerus Corp.* 25,100 91,615
CONMED Corp.(a) 4,430 392,675
Cue Health, Inc.*(a) 17,497 36,219
Cutera, Inc.*(a) 2,518 111,346
Embecta Corp.(a) 8,813 222,881
Figs, Inc., Class A*(a) 19,898 133,913
Glaukos Corp.* 6,959 303,969
Haemonetics Corp.* 7,786 612,369
Heska Corp.*(a) 1,416 88,019
Inari Medical, Inc.*(a) 7,314 464,878
Inogen, Inc.* 3,620 71,350
Inspire Medical Systems, Inc.* 4,308 1,085,099
Integer Holdings Corp.* 5,031 344,422
iRadimed Corp. 1,046 29,591
iRhythm Technologies, Inc.*(a) 4,623 433,036
Lantheus Holdings, Inc.*(a) 10,478 533,959
LeMaitre Vascular, Inc. 2,916 134,194
LivaNova plc* 8,267 459,149
Meridian Bioscience, Inc.* 6,508 216,131
Merit Medical Systems, Inc.* 8,566 604,931
Mesa Laboratories, Inc.(a) 782 129,976
Nano-X Imaging Ltd.*(a) 7,183 53,011
Neogen Corp.* 33,169 505,164
Nevro Corp.*(a) 5,435 215,226
NuVasive, Inc.* 7,973 328,806
Omnicell, Inc.* 6,707 338,167
OraSure Technologies, Inc.* 11,118 53,589
Orthofix Medical, Inc.* 2,773 56,930
OrthoPediatrics Corp.* 2,322 92,253
Outset Medical, Inc.*(a) 7,395 190,939
Owlet, Inc.*(a) 3,132 1,751
Paragon 28, Inc.*(a) 6,915 132,146
PROCEPT BioRobotics
Corp.*(a) 3,976 165,163
Pulmonx Corp.* 5,192 43,769
RxSight, Inc.* 2,913 36,908
SeaSpine Holdings Corp.* 5,414 45,207
Senseonics Holdings, Inc.*(a) 69,573 71,660
Shockwave Medical, Inc.* 5,420 1,114,406
SI-BONE, Inc.*(a) 5,164 70,230
Sight Sciences, Inc.*(a) 3,037 37,082
Silk Road Medical, Inc.* 5,735 303,095
STAAR Surgical Co.* 7,362 357,351
Surmodics, Inc.* 2,093 71,413
Tactile Systems Technology,
Inc.* 2,819 32,362
TransMedics Group, Inc.* 4,698 289,961
Treace Medical Concepts,
Inc.* 4,938 113,525
UFP Technologies, Inc.* 1,040 122,606
Utah Medical Products, Inc. 536 53,884
Varex Imaging Corp.*(a) 5,683 115,365
Vicarious Surgical, Inc.*(a) 7,718 15,590
ViewRay, Inc.* 22,441 100,536
Zimvie, Inc.* 2,944 27,497
Zynex, Inc.(a) 3,154 43,872
13,262,641
Health Care Providers & Services 2 .7%
1Life Healthcare, Inc.* 27,563 460,578
Common Stocks
Shares Value ($)
Health Care Providers & Services
23andMe Holding Co.*(a) 39,371 85,041
Accolade, Inc.*(a) 10,188 79,364
AdaptHealth Corp.*(a) 10,982 211,074
Addus HomeCare Corp.*(a) 2,340 232,807
Agiliti, Inc.*(a) 4,287 69,921
AirSculpt Technologies, Inc.(a) 2,144 7,933
Alignment Healthcare, Inc.*(a) 14,992 176,306
AMN Healthcare Services,
Inc.* 6,621 680,771
Apollo Medical Holdings,
Inc.*(a) 6,003 177,629
ATI Physical Therapy, Inc.* 10,584 3,228
Aveanna Healthcare Holdings,
Inc.* 8,039 6,270
Brookdale Senior Living,
Inc.*(a) 27,491 75,050
Cano Health, Inc.*(a) 24,079 32,988
CareMax, Inc.* 10,307 37,621
Castle Biosciences, Inc.*(a) 3,739 88,016
Clover Health Investments
Corp.*(a) 56,449 52,469
Community Health Systems,
Inc.* 19,521 84,331
CorVel Corp.* 1,358 197,358
Cross Country Healthcare,
Inc.* 5,402 143,531
DocGo, Inc.*(a) 12,130 85,759
Ensign Group, Inc. (The) 8,160 772,018
Fulgent Genetics, Inc.*(a) 3,237 96,398
HealthEquity, Inc.* 12,688 782,088
Hims & Hers Health, Inc.*(a) 18,327 117,476
Innovage Holding Corp.*(a) 2,750 19,745
Invitae Corp.*(a) 37,766 70,245
Joint Corp. (The)* 2,244 31,371
LHC Group, Inc.* 4,559 737,145
LifeStance Health Group,
Inc.*(a) 10,989 54,286
ModivCare, Inc.* 1,927 172,910
National HealthCare Corp. 1,811 107,754
National Research Corp. 2,057 76,726
Oncology Institute, Inc.
(The)*(a) 4,774 7,877
OPKO Health, Inc.*(a) 64,803 81,004
Option Care Health, Inc.* 23,902 719,211
Owens & Minor, Inc.* 11,217 219,068
P3 Health Partners, Inc.*(a) 3,599 6,622
Patterson Cos., Inc. 13,484 377,957
Pediatrix Medical Group,
Inc.*(a) 12,687 188,529
Pennant Group, Inc. (The)* 3,871 42,504
PetIQ, Inc.*(a) 4,561 42,052
Privia Health Group, Inc.*(a) 7,039 159,856
Progyny, Inc.* 11,366 354,051
R1 RCM, Inc.*(a) 22,795 249,605
RadNet, Inc.* 7,676 144,539
Select Medical Holdings Corp.
(a) 15,839 393,282
Sema4 Holdings Corp.* 22,368 5,901
Surgery Partners, Inc.*(a) 7,658 213,352

134 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
US Physical Therapy, Inc.(a) 1,949 157,927
9,389,544
Health Care Technology 0 .5%
Allscripts Healthcare Solutions,
Inc.*(a) 16,541 291,783
American Well Corp., Class
A*(a) 34,238 96,894
Babylon Holdings Ltd., Class
A*(a) 616 4,160
Computer Programs &
Systems, Inc.* 2,114 57,543
Evolent Health, Inc., Class
A*(a) 12,463 349,961
Health Catalyst, Inc.* 8,660 92,056
HealthStream, Inc.* 3,766 93,547
Multiplan Corp.*(a) 59,552 68,485
NextGen Healthcare, Inc.*(a) 8,785 164,982
Nutex Health, Inc.*(a) 38,176 72,534
OptimizeRx Corp.* 2,621 44,033
Pear Therapeutics, Inc.*(a) 11,751 13,866
Phreesia, Inc.*(a) 7,669 248,169
Schrodinger, Inc.*(a) 8,413 157,239
Sharecare, Inc.*(a) 44,962 71,939
Simulations Plus, Inc.(a) 2,343 85,684
1,912,875
Hotels, Restaurants & Leisure 2 .3%
Accel Entertainment, Inc.* 8,663 66,705
Bally's Corp.*(a) 5,509 106,764
Biglari Holdings, Inc., Class B* 109 15,129
BJ's Restaurants, Inc.* 3,506 92,488
Bloomin' Brands, Inc.(a) 13,442 270,453
Bluegreen Vacations Holding
Corp. 1,058 26,408
Bowlero Corp.*(a) 4,466 60,202
Brinker International, Inc.*(a) 6,640 211,882
Century Casinos, Inc.* 3,633 25,540
Cheesecake Factory, Inc.
(The)(a) 7,276 230,722
Chuy's Holdings, Inc.* 2,762 78,165
Cracker Barrel Old Country
Store, Inc.(a) 3,392 321,358
Dave & Buster's
Entertainment, Inc.* 6,502 230,431
Denny's Corp.* 8,313 76,563
Dine Brands Global, Inc.(a) 2,262 146,125
El Pollo Loco Holdings, Inc. 3,196 31,832
Everi Holdings, Inc.* 13,300 190,855
F45 Training Holdings, Inc.*(a) 6,402 18,246
First Watch Restaurant Group,
Inc.* 2,198 29,739
Full House Resorts, Inc.*(a) 5,321 40,014
Golden Entertainment, Inc.* 3,057 114,332
Hilton Grand Vacations, Inc.* 13,098 504,797
Inspirato, Inc.* 3,487 4,150
Inspired Entertainment, Inc.* 3,133 39,695
International Game
Technology plc 15,017 340,586
Jack in the Box, Inc.(a) 3,206 218,745
Krispy Kreme, Inc.(a) 11,158 115,151
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Kura Sushi USA, Inc., Class A* 670 31,946
Life Time Group Holdings,
Inc.* 6,396 76,496
Light & Wonder, Inc.* 14,414 844,660
Lindblad Expeditions Holdings,
Inc.*(a) 5,597 43,097
Monarch Casino & Resort,
Inc.* 2,042 157,009
NEOGAMES SA* 1,917 23,368
Noodles & Co., Class A* 6,632 36,410
ONE Group Hospitality, Inc.
(The)* 3,598 22,667
Papa John's International, Inc.
(a) 5,027 413,772
Portillo's, Inc., Class A*(a) 4,218 68,838
RCI Hospitality Holdings, Inc. 1,287 119,935
Red Rock Resorts, Inc., Class
A 7,883 315,399
Rush Street Interactive, Inc.* 8,632 30,989
Ruth's Hospitality Group, Inc. 4,848 75,047
SeaWorld Entertainment, Inc.* 6,072 324,913
Shake Shack, Inc., Class A*(a) 5,677 235,766
Sonder Holdings, Inc.*(a) 26,769 33,194
Sweetgreen, Inc., Class A*(a) 13,481 115,532
Target Hospitality Corp.* 4,322 65,435
Texas Roadhouse, Inc. 10,255 932,692
Vacasa, Inc., Class A*(a) 15,719 19,806
Wingstop, Inc.(a) 4,564 628,098
Xponential Fitness, Inc., Class
A* 2,724 62,461
8,284,607
Household Durables 1 .6%
Aterian, Inc.*(a) 8,616 6,637
Beazer Homes USA, Inc.* 4,279 54,600
Cavco Industries, Inc.* 1,356 306,795
Century Communities, Inc.(a) 4,313 215,693
Dream Finders Homes, Inc.,
Class A*(a) 2,965 25,677
Ethan Allen Interiors, Inc. 3,271 86,420
GoPro, Inc., Class A* 20,161 100,402
Green Brick Partners, Inc.*(a) 4,029 97,623
Helen of Troy Ltd.* 3,639 403,601
Hovnanian Enterprises, Inc.,
Class A* 776 32,654
Installed Building Products,
Inc.(a) 3,617 309,615
iRobot Corp.*(a) 4,127 198,632
KB Home 11,838 377,040
Landsea Homes Corp.* 1,280 6,669
La-Z-Boy, Inc. 6,614 150,931
Legacy Housing Corp.* 1,495 28,345
LGI Homes, Inc.*(a) 3,123 289,190
Lifetime Brands, Inc. 1,691 12,835
Lovesac Co. (The)* 2,163 47,608
M/I Homes, Inc.* 4,045 186,798
MDC Holdings, Inc. 8,923 281,967
Meritage Homes Corp.* 5,497 506,823
Purple Innovation, Inc.*(a) 8,758 41,951
Skyline Champion Corp.* 8,080 416,201

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 135
Common Stocks
Shares Value ($)
Household Durables
Snap One Holdings Corp.*(a) 2,953 21,882
Sonos, Inc.*(a) 19,749 333,758
Taylor Morrison Home Corp.,
Class A* 15,852 481,108
Traeger, Inc.* 4,347 12,259
Tri Pointe Homes, Inc.* 15,325 284,892
Tupperware Brands Corp.* 6,999 28,976
Universal Electronics, Inc.* 1,713 35,648
Vizio Holding Corp., Class
A*(a) 10,204 75,612
Vuzix Corp.*(a) 8,846 32,199
Weber, Inc., Class A(a) 4,029 32,433
5,523,474
Household Products 0 .3%
Central Garden & Pet Co.*(a) 1,485 55,613
Central Garden & Pet Co.,
Class A* 6,214 222,461
Energizer Holdings, Inc.(a) 10,381 348,283
WD-40 Co. 2,081 335,478
961,835
Independent Power and Renewable Electricity Producers
0 .5%
Altus Power, Inc.*(a) 6,998 45,627
Clearway Energy, Inc., Class A 5,358 160,311
Clearway Energy, Inc., Class
C(a) 12,603 401,658
Montauk Renewables, Inc.* 9,856 108,712
Ormat Technologies, Inc.(a) 7,534 651,540
Sunnova Energy International,
Inc.*(a) 15,183 273,446
1,641,294
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 3,942 74,070
Insurance 2 .1%
Ambac Financial Group, Inc.* 6,774 118,139
American Equity Investment
Life Holding Co. 10,924 498,353
AMERISAFE, Inc. 3,060 159,028
Argo Group International
Holdings Ltd. 4,983 128,811
Bright Health Group, Inc.*(a) 27,312 17,750
BRP Group, Inc., Class A*(a) 9,346 234,958
CNO Financial Group, Inc. 17,824 407,278
Crawford & Co., Class A 2,944 16,369
Donegal Group, Inc., Class A 3,095 43,949
eHealth, Inc.* 3,787 18,329
Employers Holdings, Inc. 3,719 160,400
Enstar Group Ltd.* 1,764 407,555
Genworth Financial, Inc.,
Class A* 66,204 350,219
Goosehead Insurance, Inc.,
Class A* 2,970 101,990
Greenlight Capital Re Ltd.,
Class A* 3,637 29,641
HCI Group, Inc.(a) 1,022 40,461
Hippo Holdings, Inc.*(a) 2,800 38,080
Horace Mann Educators Corp. 5,449 203,629
Common Stocks
Shares Value ($)
Insurance
Investors Title Co. 216 31,871
James River Group Holdings
Ltd.(a) 4,775 99,845
Kinsale Capital Group, Inc. 3,313 866,416
Lemonade, Inc.*(a) 7,413 101,410
MBIA, Inc.* 7,171 92,147
Mercury General Corp. 4,211 144,016
National Western Life Group,
Inc., Class A 398 111,838
NI Holdings, Inc.* 1,529 20,290
Oscar Health, Inc., Class A* 17,870 43,960
Palomar Holdings, Inc.* 3,680 166,189
ProAssurance Corp. 7,170 125,260
RLI Corp. 5,988 786,045
Root, Inc., Class A*(a) 1,097 4,925
Safety Insurance Group, Inc. 1,931 162,706
Selective Insurance Group,
Inc.(a) 9,205 815,655
Selectquote, Inc.* 28,359 19,054
SiriusPoint Ltd.* 13,682 80,724
Stewart Information Services
Corp. 3,485 148,914
Tiptree, Inc. 3,884 53,755
Trean Insurance Group, Inc.* 3,288 19,728
Trupanion, Inc.*(a) 6,003 285,323
United Fire Group, Inc.(a) 3,036 83,065
Universal Insurance Holdings,
Inc. 3,617 38,304
7,276,379
Interactive Media & Services 0 .7%
Arena Group Holdings, Inc.
(The)*(a) 1,604 17,018
Bumble, Inc., Class A*(a) 13,236 278,618
Cargurus, Inc.* 15,753 220,699
Cars.com, Inc.*(a) 10,223 140,771
DHI Group, Inc.* 6,050 32,004
Eventbrite, Inc., Class A*(a) 12,239 71,721
EverQuote, Inc., Class A*(a) 2,800 41,272
fuboTV, Inc.*(a) 29,778 51,814
Leafly Holdings, Inc.* 1,060 691
MediaAlpha, Inc., Class A* 3,888 38,686
Outbrain, Inc.* 5,650 20,453
QuinStreet, Inc.*(a) 7,742 111,098
Shutterstock, Inc. 3,736 196,962
TrueCar, Inc.* 12,691 31,854
Vimeo, Inc.* 21,515 73,796
Vinco Ventures, Inc.*(a) 41,103 19,072
Wejo Group Ltd.*(a) 4,720 2,270
Yelp, Inc.* 10,416 284,773
Ziff Davis, Inc.* 7,008 554,333
ZipRecruiter, Inc., Class A* 11,321 185,891
2,373,796
Internet & Direct Marketing Retail 0 .3%
1-800-Flowers.com, Inc.,
Class A* 4,483 42,857
1stdibs.com, Inc.* 3,895 19,787
aka Brands Holding Corp.*(a) 1,357 1,723
BARK, Inc.*(a) 16,238 24,195
CarParts.com, Inc.* 7,011 43,889

136 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
ContextLogic, Inc., Class A* 85,200 41,552
Duluth Holdings, Inc., Class
B*(a) 1,620 10,012
Groupon, Inc.*(a) 2,990 25,654
Lands' End, Inc.* 2,516 19,096
Liquidity Services, Inc.* 3,529 49,618
Lulu's Fashion Lounge
Holdings, Inc.*(a) 2,363 5,931
Overstock.com, Inc.*(a) 6,544 126,692
PetMed Express, Inc.(a) 2,969 52,551
Porch Group, Inc.*(a) 13,709 25,773
Poshmark, Inc., Class A* 7,031 125,714
Quotient Technology, Inc.* 11,856 40,666
Qurate Retail, Inc., Series A* 54,204 88,353
RealReal, Inc. (The)*(a) 11,212 14,015
Rent the Runway, Inc., Class
A*(a) 6,610 20,160
Revolve Group, Inc.*(a) 6,307 140,394
RumbleON, Inc., Class B*(a) 1,465 9,479
Stitch Fix, Inc., Class A*(a) 12,249 38,094
ThredUp, Inc., Class A*(a) 8,306 10,881
Vivid Seats, Inc., Class A*(a) 3,500 25,550
Xometry, Inc., Class A*(a) 5,187 167,177
1,169,813
IT Services 2 .0%
AvidXchange Holdings, Inc.* 22,590 224,545
BigCommerce Holdings, Inc.,
Series 1* 10,316 90,162
Brightcove, Inc.* 6,532 34,162
Cantaloupe, Inc.* 9,085 39,520
Cass Information Systems,
Inc. 2,127 97,459
Cerberus Cyber Sentinel
Corp.*(a) 6,463 16,481
Conduent, Inc.* 26,608 107,762
CSG Systems International,
Inc. 4,840 276,848
Cyxtera Technologies, Inc.*(a) 6,023 11,564
DigitalOcean Holdings, Inc.*(a) 10,758 274,006
Edgio, Inc.*(a) 21,367 24,145
EVERTEC, Inc.(a) 9,274 300,292
Evo Payments, Inc., Class A* 7,160 242,294
ExlService Holdings, Inc.* 4,938 836,645
Fastly, Inc., Class A* 17,271 141,450
Flywire Corp.*(a) 8,650 211,666
Grid Dynamics Holdings, Inc.* 8,397 94,214
Hackett Group, Inc. (The) 3,974 80,950
I3 Verticals, Inc., Class A* 3,362 81,831
IBEX Holdings Ltd.* 1,393 34,616
Information Services Group,
Inc. 5,028 23,129
International Money Express,
Inc.*(a) 4,733 115,343
Marqeta, Inc., Class A*(a) 66,159 404,232
Maximus, Inc. 9,265 679,402
MoneyGram International,
Inc.* 14,085 153,386
Paya Holdings, Inc.* 13,282 104,529
Payoneer Global, Inc.* 34,261 187,408
Common Stocks
Shares Value ($)
IT Services
Paysafe Ltd.*(a) 4,316 59,949
Perficient, Inc.*(a) 5,300 370,099
PFSweb, Inc. 2,337 14,373
Priority Technology Holdings,
Inc.*(a) 2,909 15,301
Rackspace Technology,
Inc.*(a) 8,766 25,860
Remitly Global, Inc.*(a) 15,559 178,151
Repay Holdings Corp.*(a) 13,980 112,539
Sabre Corp.*(a) 49,610 306,590
Squarespace, Inc., Class A* 4,740 105,086
StoneCo Ltd., Class A* 42,123 397,641
TTEC Holdings, Inc. 2,933 129,433
Tucows, Inc., Class A*(a) 1,416 48,031
Unisys Corp.* 9,881 50,492
Verra Mobility Corp.*(a) 21,509 297,469
6,999,055
Leisure Products 0 .4%
Acushnet Holdings Corp. 5,072 215,357
AMMO, Inc.*(a) 12,107 20,945
Clarus Corp. 4,367 34,237
Johnson Outdoors, Inc., Class
A 808 53,425
Latham Group, Inc.* 6,923 22,292
Malibu Boats, Inc., Class A* 3,035 161,765
Marine Products Corp.(a) 1,063 12,512
MasterCraft Boat Holdings,
Inc.* 2,527 65,373
Smith & Wesson Brands, Inc. 6,985 60,630
Solo Brands, Inc., Class A*(a) 2,712 10,089
Sturm Ruger & Co., Inc.(a) 2,651 134,194
Topgolf Callaway Brands
Corp.*(a) 21,086 416,448
Vista Outdoor, Inc.* 8,588 209,290
1,416,557
Life Sciences Tools & Services 0 .8%
AbCellera Biologics, Inc.*(a) 31,516 319,257
Adaptive Biotechnologies
Corp.*(a) 17,390 132,860
Akoya Biosciences, Inc.* 2,084 19,944
Alpha Teknova, Inc.* 1,003 5,657
Berkeley Lights, Inc.* 8,112 21,740
BioLife Solutions, Inc.*(a) 5,045 91,819
Bionano Genomics, Inc.*(a) 45,618 66,602
Codexis, Inc.* 8,944 41,679
CryoPort, Inc.*(a) 6,552 113,677
Cytek Biosciences, Inc.*(a) 17,286 176,490
Inotiv, Inc.*(a) 2,544 12,567
MaxCyte, Inc.*(a) 13,228 72,225
Medpace Holdings, Inc.* 3,875 823,089
NanoString Technologies, Inc.* 6,974 55,583
Nautilus Biotechnology,
Inc.*(a) 6,744 12,139
NeoGenomics, Inc.*(a) 19,165 177,085
OmniAb, Inc.*(a) 11,270 40,572
Pacific Biosciences of
California, Inc.*(a) 34,451 281,809
Quanterix Corp.* 5,078 70,330
Quantum-Si, Inc.*(a) 12,923 23,649

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 137
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Science 37 Holdings, Inc.*(a) 8,808 3,657
Seer, Inc.*(a) 7,299 42,334
Singular Genomics Systems,
Inc.*(a) 8,661 17,409
SomaLogic, Inc.*(a) 22,658 56,872
2,679,045
Machinery 3 .8%
3D Systems Corp.*(a) 19,663 145,506
Alamo Group, Inc. 1,542 218,347
Albany International Corp.,
Class A 4,793 472,542
Altra Industrial Motion Corp. 9,873 589,912
Astec Industries, Inc. 3,486 141,741
Barnes Group, Inc.(a) 7,581 309,684
Berkshire Grey, Inc.*(a) 6,967 4,207
Blue Bird Corp.* 2,747 29,420
Chart Industries, Inc.* 6,501 749,110
CIRCOR International, Inc.* 2,754 65,986
Columbus McKinnon Corp. 4,297 139,524
Desktop Metal, Inc., Class
A*(a) 39,475 53,686
Douglas Dynamics, Inc. 3,440 124,390
Energy Recovery, Inc.* 8,221 168,448
Enerpac Tool Group Corp. 8,851 225,258
EnPro Industries, Inc.(a) 3,157 343,134
ESCO Technologies, Inc.(a) 3,996 349,810
Evoqua Water Technologies
Corp.* 17,877 707,929
Fathom Digital Manufacturing
C*(a) 1,466 1,935
Federal Signal Corp. 9,046 420,368
Franklin Electric Co., Inc. 7,042 561,600
Gorman-Rupp Co. (The) 3,482 89,209
Greenbrier Cos., Inc. (The)(a) 4,870 163,291
Helios Technologies, Inc. 4,926 268,171
Hillenbrand, Inc.(a) 10,536 449,571
Hillman Solutions Corp.* 19,888 143,393
Hydrofarm Holdings Group,
Inc.*(a) 7,269 11,267
Hyliion Holdings Corp.*(a) 20,015 46,835
Hyster-Yale Materials
Handling, Inc. 1,524 38,572
Hyzon Motors, Inc.*(a) 12,422 19,254
John Bean Technologies Corp.
(a) 4,831 441,215
Kadant, Inc. 1,771 314,583
Kennametal, Inc. 12,604 303,252
Lightning eMotors, Inc.*(a) 5,539 2,030
Lindsay Corp. 1,666 271,308
Luxfer Holdings plc 4,095 56,183
Manitowoc Co., Inc. (The)* 5,151 47,183
Markforged Holding Corp.*(a) 15,580 18,073
Microvast Holdings, Inc.*(a) 27,301 41,771
Miller Industries, Inc. 1,776 47,348
Mueller Industries, Inc. 8,578 506,102
Mueller Water Products, Inc.,
Class A 23,610 254,044
Nikola Corp.*(a) 52,159 112,663
Omega Flex, Inc. 476 44,420
Common Stocks
Shares Value ($)
Machinery
Proterra, Inc.*(a) 33,872 127,697
Proto Labs, Inc.* 4,092 104,469
RBC Bearings, Inc.*(a) 4,350 910,673
REV Group, Inc. 5,321 67,151
Sarcos Technology and
Robotics Corp.*(a) 20,630 11,580
Shyft Group, Inc. (The)(a) 5,328 132,454
SPX Technologies, Inc.*(a) 6,693 439,396
Standex International Corp. 1,807 185,055
Tennant Co. 2,805 172,704
Terex Corp.(a) 10,166 434,292
Titan International, Inc.* 7,771 119,052
Trinity Industries, Inc. 12,499 369,595
Velo3D, Inc.*(a) 7,977 14,279
Wabash National Corp. 7,309 165,183
Watts Water Technologies,
Inc., Class A 4,190 612,704
Xos, Inc.* 7,742 3,429
13,381,988
Marine 0 .2%
Costamare, Inc.(a) 7,664 71,122
Eagle Bulk Shipping, Inc.(a) 2,033 101,528
Eneti, Inc. 3,231 32,472
Genco Shipping & Trading Ltd. 5,644 86,692
Golden Ocean Group Ltd.(a) 18,960 164,762
Matson, Inc. 5,691 355,744
Safe Bulkers, Inc. 11,382 33,122
845,442
Media 0 .8%
AdTheorent Holding Co.,
Inc.*(a) 5,155 8,557
Advantage Solutions, Inc.*(a) 14,252 29,644
AMC Networks, Inc., Class A* 4,490 70,358
Audacy, Inc.*(a) 15,736 3,542
Boston Omaha Corp., Class A* 3,394 89,941
Cardlytics, Inc.*(a) 5,099 29,472
Clear Channel Outdoor
Holdings, Inc.* 56,095 58,900
Cumulus Media, Inc., Class A* 2,615 16,239
Daily Journal Corp.* 190 47,597
Entravision Communications
Corp., Class A 9,139 43,867
EW Scripps Co. (The), Class
A* 8,854 116,784
Gambling.com Group Ltd.* 1,227 11,227
Gannett Co., Inc.* 20,744 42,110
Gray Television, Inc. 12,338 138,062
iHeartMedia, Inc., Class A* 18,836 115,465
Innovid Corp.*(a) 12,652 21,635
Integral Ad Science Holding
Corp.* 5,557 48,846
John Wiley & Sons, Inc., Class
A(a) 6,715 269,003
Loyalty Ventures, Inc.*(a) 2,838 6,840
Magnite, Inc.* 20,295 214,924
PubMatic, Inc., Class A*(a) 6,755 86,532
Scholastic Corp. 4,572 180,411
Sinclair Broadcast Group, Inc.,
Class A 6,223 96,519

138 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Media
Stagwell, Inc.*(a) 11,786 73,191
TechTarget, Inc.*(a) 4,151 182,893
TEGNA, Inc. 34,123 723,066
Thryv Holdings, Inc.*(a) 3,879 73,701
Urban One, Inc.* 2,869 11,713
WideOpenWest, Inc.*(a) 8,087 73,673
2,884,712
Metals & Mining 1 .6%
5E Advanced Materials,
Inc.*(a) 5,475 43,143
Alpha Metallurgical Resources,
Inc. 2,325 340,357
Arconic Corp.*(a) 15,546 328,953
ATI, Inc.*(a) 18,992 567,101
Carpenter Technology Corp.(a) 7,321 270,438
Century Aluminum Co.* 8,072 66,029
Coeur Mining, Inc.*(a) 42,179 141,721
Commercial Metals Co. 17,759 857,760
Compass Minerals
International, Inc. 5,279 216,439
Constellium SE* 19,529 231,028
Dakota Gold Corp.*(a) 7,187 21,920
Haynes International, Inc. 1,850 84,527
Hecla Mining Co.(a) 84,493 469,781
Hycroft Mining Holding
Corp.*(a) 21,357 11,364
Ivanhoe Electric, Inc.*(a) 2,055 24,968
Kaiser Aluminum Corp. 2,452 186,254
Materion Corp.(a) 3,115 272,594
Novagold Resources, Inc.* 35,876 214,538
Olympic Steel, Inc.(a) 1,447 48,590
Piedmont Lithium, Inc.* 2,686 118,238
PolyMet Mining Corp.*(a) 3,769 9,988
Ramaco Resources, Inc.(a) 3,456 30,378
Ryerson Holding Corp.(a) 2,953 89,358
Schnitzer Steel Industries,
Inc., Class A 3,801 116,501
SunCoke Energy, Inc. 13,176 113,709
TimkenSteel Corp.* 6,756 122,757
Warrior Met Coal, Inc. 7,800 270,192
Worthington Industries, Inc.(a) 4,813 239,254
5,507,880
Mortgage Real Estate Investment Trusts (REITs) 1 .2%
AFC Gamma, Inc.(a) 2,363 37,170
Angel Oak Mortgage, Inc.(a) 1,703 8,055
Apollo Commercial Real
Estate Finance, Inc.(a) 21,477 231,093
Arbor Realty Trust, Inc.(a) 25,012 329,908
Ares Commercial Real Estate
Corp. 7,418 76,331
ARMOUR Residential REIT,
Inc.(a) 20,619 116,085
Blackstone Mortgage Trust,
Inc., Class A(a) 25,835 546,927
BrightSpire Capital, Inc. 14,427 89,880
Broadmark Realty Capital, Inc.
(a) 20,570 73,229
Chicago Atlantic Real Estate
Finance, Inc. 695 10,474
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Chimera Investment Corp.(a) 36,139 198,764
Claros Mortgage Trust, Inc.(a) 13,925 204,837
Dynex Capital, Inc. 6,941 88,290
Ellington Financial, Inc.(a) 8,605 106,444
Franklin BSP Realty Trust, Inc.
(a) 12,406 160,037
Granite Point Mortgage Trust,
Inc.(a) 7,976 42,751
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 13,299 385,405
Invesco Mortgage Capital, Inc.
(a) 5,243 66,743
KKR Real Estate Finance
Trust, Inc.(a) 8,418 117,515
Ladder Capital Corp.(a) 17,723 177,939
MFA Financial, Inc.(a) 15,729 154,928
New York Mortgage Trust, Inc.
(a) 58,135 148,826
Nexpoint Real Estate Finance,
Inc.(a) 1,109 17,622
Orchid Island Capital, Inc.(a) 5,035 52,868
PennyMac Mortgage
Investment Trust(a) 13,481 167,030
Ready Capital Corp.(a) 10,997 122,507
Redwood Trust, Inc.(a) 17,425 117,793
TPG RE Finance Trust, Inc. 10,417 70,731
Two Harbors Investment Corp.
(a) 12,794 201,761
4,121,943
Multiline Retail 0 .1%
Big Lots, Inc.(a) 4,390 64,533
Dillard's, Inc., Class A(a) 597 192,950
Franchise Group, Inc.(a) 4,106 97,805
355,288
Multi-Utilities 0 .5%
Avista Corp. 10,875 482,197
Black Hills Corp.(a) 10,167 715,147
NorthWestern Corp. 8,964 531,924
Unitil Corp. 2,405 123,521
1,852,789
Oil, Gas & Consumable Fuels 4 .5%
Aemetis, Inc.*(a) 4,756 18,834
Alto Ingredients, Inc.* 11,167 32,161
Amplify Energy Corp.*(a) 5,047 44,363
Arch Resources, Inc. 2,265 323,419
Ardmore Shipping Corp.* 6,142 88,506
Battalion Oil Corp.* 611 5,933
Berry Corp. 12,143 97,144
California Resources Corp.(a) 11,328 492,881
Callon Petroleum Co.*(a) 7,541 279,696
Centrus Energy Corp., Class
A*(a) 1,261 40,957
Chord Energy Corp. 6,366 870,932
Civitas Resources, Inc.(a) 11,274 653,103
Clean Energy Fuels Corp.*(a) 25,361 131,877
CNX Resources Corp.* 27,275 459,311
Comstock Resources, Inc.(a) 14,058 192,735

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 139
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
CONSOL Energy, Inc.(a) 5,197 337,805
Crescent Energy Co., Class
A(a) 6,031 72,312
CVR Energy, Inc.(a) 4,713 147,705
Delek US Holdings, Inc. 10,999 296,973
Denbury, Inc.* 7,685 668,749
DHT Holdings, Inc. 21,150 187,812
Dorian LPG Ltd. 4,611 87,378
Earthstone Energy, Inc., Class
A*(a) 6,596 93,861
Empire Petroleum Corp.*(a) 1,530 18,819
Energy Fuels, Inc.*(a) 24,359 151,269
Equitrans Midstream Corp. 62,853 421,115
Excelerate Energy, Inc., Class
A 2,900 72,645
FLEX LNG Ltd.(a) 4,469 146,092
Frontline Ltd.*(a) 18,885 229,264
Gevo, Inc.*(a) 31,213 59,305
Golar LNG Ltd.*(a) 14,681 334,580
Green Plains, Inc.*(a) 5,719 174,430
Gulfport Energy Corp.* 1,709 125,851
HighPeak Energy, Inc.(a) 997 22,801
International Seaways, Inc. 7,499 277,613
Kinetik Holdings, Inc.(a) 2,556 84,553
Kosmos Energy Ltd.* 68,729 437,116
Laredo Petroleum, Inc.*(a) 2,609 134,155
Magnolia Oil & Gas Corp.,
Class A(a) 26,613 624,075
Matador Resources Co.(a) 17,150 981,666
Murphy Oil Corp. 22,540 969,445
NACCO Industries, Inc., Class
A(a) 573 21,774
NextDecade Corp.*(a) 5,940 29,344
Nordic American Tankers Ltd.
(a) 32,211 98,566
Northern Oil and Gas, Inc.(a) 10,005 308,354
Par Pacific Holdings, Inc.* 7,934 184,466
PBF Energy, Inc., Class A(a) 14,979 610,844
Peabody Energy Corp.*(a) 17,967 474,688
Permian Resources Corp.(a) 31,815 299,061
Ranger Oil Corp. 3,014 121,856
REX American Resources
Corp.* 2,466 78,567
Riley Exploration Permian, Inc.
(a) 1,663 48,942
Ring Energy, Inc.*(a) 15,303 37,645
SandRidge Energy, Inc.*(a) 3,038 51,737
Scorpio Tankers, Inc. 7,168 385,423
SFL Corp. Ltd. 16,963 156,399
SilverBow Resources, Inc.*(a) 1,800 50,904
Sitio Royalties Corp.(a) 10,862 313,378
SM Energy Co.(a) 18,569 646,758
Talos Energy, Inc.* 10,153 191,689
Teekay Corp.* 11,342 51,493
Teekay Tankers Ltd., Class A* 3,447 106,202
Tellurian, Inc.*(a) 78,475 131,838
Uranium Energy Corp.*(a) 53,818 208,814
Ur-Energy, Inc.*(a) 34,521 39,699
VAALCO Energy, Inc.(a) 16,270 74,191
Vertex Energy, Inc.*(a) 8,181 50,722
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
W&T Offshore, Inc.* 13,890 77,506
World Fuel Services Corp. 9,550 261,002
16,001,103
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 2,493 94,260
Glatfelter Corp. 6,936 19,282
Resolute Forest Products,
Inc.* 6,849 147,870
Sylvamo Corp. 5,391 261,949
523,361
Personal Products 0 .7%
Beauty Health Co. (The)*(a) 14,525 132,178
BellRing Brands, Inc.* 20,037 513,749
Edgewell Personal Care Co.(a) 7,855 302,732
elf Beauty, Inc.* 7,535 416,686
Herbalife Nutrition Ltd.*(a) 15,034 223,706
Honest Co., Inc. (The)* 8,985 27,045
Inter Parfums, Inc. 2,737 264,175
Medifast, Inc. 1,690 194,941
Nature's Sunshine Products,
Inc.* 2,114 17,588
Nu Skin Enterprises, Inc.,
Class A 7,533 317,591
Thorne HealthTech, Inc.* 2,706 9,823
USANA Health Sciences, Inc.* 1,692 90,014
Veru, Inc.*(a) 9,756 51,512
2,561,740
Pharmaceuticals 1 .7%
Aclaris Therapeutics, Inc.* 9,972 157,059
Amneal Pharmaceuticals, Inc.* 15,211 30,270
Amphastar Pharmaceuticals,
Inc.* 5,823 163,160
Amylyx Pharmaceuticals,
Inc.*(a) 7,678 283,702
AN2 Therapeutics, Inc.*(a) 1,573 14,991
ANI Pharmaceuticals, Inc.*(a) 1,857 74,707
Arvinas, Inc.*(a) 7,402 253,222
Atea Pharmaceuticals, Inc.* 12,355 59,428
Athira Pharma, Inc.* 4,871 15,441
Axsome Therapeutics, Inc.*(a) 4,887 376,934
Cara Therapeutics, Inc.*(a) 7,085 76,093
Cassava Sciences, Inc.*(a) 5,835 172,366
CinCor Pharma, Inc.* 3,886 47,759
Collegium Pharmaceutical,
Inc.*(a) 5,081 117,879
Corcept Therapeutics, Inc.*(a) 13,256 269,229
DICE Therapeutics, Inc.*(a) 5,406 168,667
Edgewise Therapeutics,
Inc.*(a) 5,735 51,271
Esperion Therapeutics, Inc.*(a) 10,981 68,412
Evolus, Inc.*(a) 5,022 37,715
EyePoint Pharmaceuticals,
Inc.*(a) 3,716 13,006
Fulcrum Therapeutics, Inc.* 6,712 48,863
Harmony Biosciences
Holdings, Inc.* 3,994 220,069
Innoviva, Inc.*(a) 9,456 125,292

140 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Intra-Cellular Therapies,
Inc.*(a) 13,905 735,853
Ligand Pharmaceuticals, Inc.* 2,300 153,640
Liquidia Corp.* 6,752 43,010
Nektar Therapeutics* 27,268 61,626
NGM Biopharmaceuticals,
Inc.* 6,878 34,528
Nuvation Bio, Inc.*(a) 16,468 31,619
Ocular Therapeutix, Inc.* 11,904 33,450
OmniAb, Inc.*∞(a) 871 0
Pacira BioSciences, Inc.* 6,802 262,625
Phathom Pharmaceuticals,
Inc.*(a) 3,549 39,820
Phibro Animal Health Corp.,
Class A 3,214 43,100
Prestige Consumer
Healthcare, Inc.* 7,609 476,323
Provention Bio, Inc.*(a) 9,785 103,427
Reata Pharmaceuticals, Inc.,
Class A*(a) 4,254 161,609
Relmada Therapeutics,
Inc.*(a) 4,102 14,316
Revance Therapeutics, Inc.*(a) 12,288 226,836
SIGA Technologies, Inc.(a) 7,082 52,124
Supernus Pharmaceuticals,
Inc.* 7,462 266,170
Tarsus Pharmaceuticals,
Inc.*(a) 2,565 37,603
Theravance Biopharma, Inc.* 10,140 113,771
Theseus Pharmaceuticals,
Inc.* 2,825 14,069
Third Harmonic Bio, Inc.*(a) 1,848 7,946
Tricida, Inc.*(a) 4,711 720
Ventyx Biosciences, Inc.*(a) 3,806 124,799
Xeris Biopharma Holdings,
Inc.*(a) 18,732 24,914
5,909,433
Professional Services 1 .6%
Alight, Inc., Class A*(a) 51,405 429,746
ASGN, Inc.* 7,519 612,648
Atlas Technical Consultants,
Inc.* 2,940 15,141
Barrett Business Services, Inc. 1,012 94,399
CBIZ, Inc.* 7,402 346,784
CRA International, Inc. 1,036 126,837
Exponent, Inc. 7,782 771,118
First Advantage Corp.* 8,868 115,284
Forrester Research, Inc.* 1,648 58,932
Franklin Covey Co.* 1,797 84,046
Heidrick & Struggles
International, Inc. 3,031 84,777
HireRight Holdings Corp.* 3,000 35,580
Huron Consulting Group, Inc.* 3,021 219,325
ICF International, Inc. 2,804 277,736
Insperity, Inc. 5,550 630,480
Kelly Services, Inc., Class A 5,231 88,404
Kforce, Inc. 3,033 166,299
Korn Ferry(a) 8,157 412,907
Legalzoom.com, Inc.*(a) 14,505 112,269
Common Stocks
Shares Value ($)
Professional Services
Planet Labs PBC*(a) 23,330 101,486
Red Violet, Inc.*(a) 1,341 30,870
Resources Connection, Inc. 5,026 92,378
Skillsoft Corp.*(a) 11,485 14,931
Spire Global, Inc.*(a) 17,696 16,988
Sterling Check Corp.*(a) 3,897 60,287
TriNet Group, Inc.* 5,774 391,477
TrueBlue, Inc.*(a) 4,938 96,686
Upwork, Inc.*(a) 18,585 194,027
Willdan Group, Inc.* 1,740 31,059
5,712,901
Real Estate Management & Development 0 .6%
American Realty Investors,
Inc.*(a) 366 9,388
Anywhere Real Estate, Inc.*(a) 16,668 106,509
Compass, Inc., Class A*(a) 41,527 96,758
Cushman & Wakefield plc*(a) 24,045 299,601
DigitalBridge Group, Inc. 24,401 266,947
Doma Holdings, Inc.*(a) 19,375 8,775
Douglas Elliman, Inc. 11,246 45,771
eXp World Holdings, Inc.(a) 10,878 120,528
Forestar Group, Inc.* 2,702 41,638
FRP Holdings, Inc.* 1,026 55,260
Kennedy-Wilson Holdings, Inc. 18,583 292,311
Marcus & Millichap, Inc. 3,822 131,668
Newmark Group, Inc., Class A 20,996 167,338
Offerpad Solutions, Inc.*(a) 9,659 4,448
RE/MAX Holdings, Inc., Class
A 2,763 51,502
Redfin Corp.*(a) 15,750 66,780
RMR Group, Inc. (The), Class
A 2,293 64,777
St Joe Co. (The) 5,403 208,826
Stratus Properties, Inc. 834 16,088
Tejon Ranch Co.* 3,212 60,514
Transcontinental Realty
Investors, Inc.* 178 7,864
2,123,291
Road & Rail 0 .6%
ArcBest Corp.(a) 3,747 262,440
Bird Global, Inc., Class A*(a) 24,255 4,371
Covenant Logistics Group, Inc. 1,373 47,464
Daseke, Inc.* 5,850 33,286
Heartland Express, Inc. 6,970 106,920
Marten Transport Ltd. 8,779 173,649
PAM Transportation Services,
Inc.* 941 24,372
Saia, Inc.*(a) 4,053 849,833
TuSimple Holdings, Inc., Class
A*(a) 20,598 33,781
Universal Logistics Holdings,
Inc. 1,000 33,440
Werner Enterprises, Inc. 9,697 390,401
1,959,957
Semiconductors & Semiconductor Equipment 2 .5%
ACM Research, Inc., Class A* 7,214 55,620
Alpha & Omega
Semiconductor Ltd.* 3,286 93,881

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 141
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Ambarella, Inc.* 5,529 454,650
Amkor Technology, Inc. 15,507 371,858
Atomera, Inc.*(a) 3,914 24,345
Axcelis Technologies, Inc.* 4,986 395,689
AXT, Inc.* 6,108 26,753
CEVA, Inc.* 3,403 87,049
Cohu, Inc.* 7,196 230,632
Credo Technology Group
Holding Ltd.*(a) 14,595 194,259
Diodes, Inc.* 6,823 519,503
FormFactor, Inc.* 11,936 265,337
Ichor Holdings Ltd.* 4,134 110,874
Impinj, Inc.* 3,272 357,237
indie Semiconductor, Inc.,
Class A*(a) 14,966 87,252
Kulicke & Soffa Industries, Inc.
(a) 8,774 388,337
MACOM Technology Solutions
Holdings, Inc.* 7,759 488,662
MaxLinear, Inc.* 11,013 373,891
Onto Innovation, Inc.* 7,506 511,083
PDF Solutions, Inc.* 4,482 127,827
Photronics, Inc.* 9,073 152,699
Power Integrations, Inc. 8,657 620,880
Rambus, Inc.* 16,371 586,409
Rigetti Computing, Inc.*(a) 12,013 8,760
Rockley Photonics Holdings
Ltd.*(a) 14,422 2,020
Semtech Corp.* 9,663 277,231
Silicon Laboratories, Inc.*(a) 5,054 685,676
SiTime Corp.*(a) 2,499 253,948
SkyWater Technology, Inc.*(a) 1,581 11,241
SMART Global Holdings,
Inc.*(a) 7,403 110,157
Synaptics, Inc.* 6,044 575,147
Transphorm, Inc.* 3,034 16,505
Ultra Clean Holdings, Inc.*(a) 6,898 228,669
Veeco Instruments, Inc.*(a) 7,946 147,637
8,841,718
Software 4 .5%
8x8, Inc.*(a) 16,765 72,425
A10 Networks, Inc. 9,944 165,369
ACI Worldwide, Inc.* 17,341 398,843
Adeia, Inc. 16,113 152,751
Agilysys, Inc.* 3,024 239,319
Alarm.com Holdings, Inc.*(a) 7,282 360,313
Alkami Technology, Inc.*(a) 5,618 81,967
Altair Engineering, Inc., Class
A*(a) 8,048 365,943
American Software, Inc., Class
A 5,153 75,646
Amplitude, Inc., Class A*(a) 8,408 101,569
Appfolio, Inc., Class A*(a) 2,946 310,450
Appian Corp., Class A* 6,061 197,346
Applied Digital Corp.*(a) 10,251 18,862
Arteris, Inc.* 2,394 10,294
Asana, Inc., Class A*(a) 11,532 158,796
Avaya Holdings Corp.*(a) 18,817 3,688
AvePoint, Inc.*(a) 19,753 81,185
Common Stocks
Shares Value ($)
Software
Benefitfocus, Inc.* 4,082 42,698
Blackbaud, Inc.*(a) 7,054 415,198
Blackline, Inc.* 8,458 568,970
Blend Labs, Inc., Class A*(a) 32,202 46,371
Box, Inc., Class A* 21,314 663,505
C3.ai, Inc., Class A* 9,347 104,593
Cerence, Inc.* 6,127 113,533
Cipher Mining, Inc.*(a) 5,528 3,096
Cleanspark, Inc.*(a) 6,475 13,209
Clear Secure, Inc., Class A(a) 9,422 258,446
CommVault Systems, Inc.* 6,854 430,705
Consensus Cloud Solutions,
Inc.*(a) 2,846 153,001
Couchbase, Inc.*(a) 4,401 58,357
CS Disco, Inc.* 3,146 19,883
Cvent Holding Corp.*(a) 6,734 36,364
Digimarc Corp.*(a) 2,116 39,125
Digital Turbine, Inc.* 14,373 219,045
Domo, Inc., Class B* 4,902 69,805
Duck Creek Technologies,
Inc.* 12,045 145,142
E2open Parent Holdings,
Inc.*(a) 31,125 182,704
Ebix, Inc.(a) 4,214 84,111
eGain Corp.* 3,411 30,801
Enfusion, Inc., Class A*(a) 4,360 42,161
EngageSmart, Inc.*(a) 5,284 92,998
Envestnet, Inc.* 7,094 437,700
Everbridge, Inc.* 6,119 181,000
EverCommerce, Inc.*(a) 3,476 25,861
ForgeRock, Inc., Class A*(a) 5,848 133,159
Greenidge Generation
Holdings, Inc.*(a) 1,302 376
Instructure Holdings, Inc.*(a) 2,465 57,780
Intapp, Inc.* 2,199 54,843
InterDigital, Inc.(a) 4,639 229,538
IronNet, Inc.*(a) 9,171 2,109
Kaleyra, Inc.*(a) 4,171 3,150
KnowBe4, Inc., Class A* 11,086 274,711
Latch, Inc.*(a) 15,343 10,892
LivePerson, Inc.* 10,625 107,738
LiveRamp Holdings, Inc.* 10,151 237,939
LiveVox Holdings, Inc.*(a) 4,142 12,302
Marathon Digital Holdings,
Inc.*(a) 18,353 62,767
Matterport, Inc.*(a) 36,076 101,013
MeridianLink, Inc.*(a) 3,451 47,382
MicroStrategy, Inc., Class
A*(a) 1,439 203,719
Mitek Systems, Inc.*(a) 6,057 58,692
Model N, Inc.* 5,556 225,351
Momentive Global, Inc.* 19,529 136,703
N-able, Inc.*(a) 10,323 106,120
NextNav, Inc.*(a) 10,277 30,112
Olo, Inc., Class A*(a) 13,378 83,613
ON24, Inc.* 6,815 58,813
OneSpan, Inc.* 6,006 67,207
PagerDuty, Inc.* 13,381 355,399
PowerSchool Holdings, Inc.,
Class A*(a) 6,977 161,029

142 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Progress Software Corp. 6,655 335,745
PROS Holdings, Inc.* 6,132 148,762
Q2 Holdings, Inc.*(a) 8,458 227,267
Qualys, Inc.* 5,888 660,810
Rapid7, Inc.*(a) 9,061 307,893
Rimini Street, Inc.* 6,988 26,624
Riot Blockchain, Inc.*(a) 24,515 83,106
Sapiens International Corp.
NV 4,880 90,182
SecureWorks Corp., Class A* 1,886 12,052
ShotSpotter, Inc.* 1,386 46,888
SolarWinds Corp.* 7,763 72,662
Sprout Social, Inc., Class A*(a) 7,166 404,592
SPS Commerce, Inc.* 5,525 709,576
Sumo Logic, Inc.* 18,157 147,072
Telos Corp.* 8,915 45,377
Tenable Holdings, Inc.*(a) 17,089 651,945
Terawulf, Inc.*(a) 3,452 2,298
Upland Software, Inc.* 4,915 35,044
UserTesting, Inc.*(a) 7,680 57,677
Varonis Systems, Inc.* 16,796 402,096
Verint Systems, Inc.* 9,897 359,063
Veritone, Inc.*(a) 5,268 27,920
Viant Technology, Inc., Class
A*(a) 2,617 10,520
Weave Communications,
Inc.*(a) 4,103 18,792
WM Technology, Inc.*(a) 11,545 11,660
Workiva, Inc.*(a) 7,254 609,118
Xperi, Inc.* 6,445 55,491
Yext, Inc.* 17,634 115,150
Zeta Global Holdings Corp.,
Class A* 16,958 138,547
Zuora, Inc., Class A* 18,818 119,683
16,029,217
Specialty Retail 2 .4%
Aaron's Co., Inc. (The) 4,226 50,501
Abercrombie & Fitch Co.,
Class A* 7,463 170,977
Academy Sports & Outdoors,
Inc.(a) 11,817 620,865
American Eagle Outfitters, Inc.
(a) 23,725 331,201
America's Car-Mart, Inc.*(a) 917 66,262
Arko Corp.(a) 12,294 106,466
Asbury Automotive Group,
Inc.*(a) 3,355 601,384
Bed Bath & Beyond, Inc.*(a) 11,592 29,096
Big 5 Sporting Goods Corp.(a) 3,349 29,572
Boot Barn Holdings, Inc.*(a) 4,501 281,402
Buckle, Inc. (The) 4,573 207,385
Build-A-Bear Workshop, Inc.* 2,007 47,847
Caleres, Inc. 5,540 123,431
Camping World Holdings, Inc.,
Class A(a) 5,974 133,340
Cato Corp. (The), Class A 2,624 24,482
Chico's FAS, Inc.* 18,712 92,063
Children's Place, Inc. (The)* 1,935 70,473
Citi Trends, Inc.* 1,148 30,399
Common Stocks
Shares Value ($)
Specialty Retail
Conn's, Inc.* 2,428 16,705
Container Store Group, Inc.
(The)*(a) 5,148 22,188
Designer Brands, Inc., Class A 7,747 75,766
Destination XL Group, Inc.* 8,455 57,071
EVgo, Inc.*(a) 10,397 46,475
Express, Inc.* 9,089 9,271
Foot Locker, Inc. 12,315 465,384
Genesco, Inc.*(a) 1,978 91,027
Group 1 Automotive, Inc. 2,154 388,517
GrowGeneration Corp.*(a) 8,995 35,260
Guess?, Inc.(a) 4,856 100,471
Haverty Furniture Cos., Inc. 2,220 66,378
Hibbett, Inc. 1,935 132,006
JOANN, Inc.(a) 1,605 4,574
LL Flooring Holdings, Inc.* 4,458 25,054
MarineMax, Inc.* 3,049 95,190
Monro, Inc. 4,748 214,610
Murphy USA, Inc. 3,177 888,099
National Vision Holdings,
Inc.*(a) 12,009 465,469
ODP Corp. (The)* 6,133 279,297
OneWater Marine, Inc., Class
A*(a) 1,715 49,049
Party City Holdco, Inc.*(a) 14,742 5,388
Rent-A-Center, Inc. 7,653 172,575
Sally Beauty Holdings, Inc.*(a) 16,094 201,497
Shoe Carnival, Inc. 2,681 64,103
Signet Jewelers Ltd. 7,022 477,496
Sleep Number Corp.*(a) 3,210 83,396
Sonic Automotive, Inc., Class
A 2,742 135,098
Sportsman's Warehouse
Holdings, Inc.* 6,151 57,881
Tile Shop Holdings, Inc.* 5,149 22,553
Tilly's, Inc., Class A* 3,827 34,634
Torrid Holdings, Inc.*(a) 1,699 5,029
TravelCenters of America,
Inc.* 1,995 89,336
Urban Outfitters, Inc.*(a) 9,764 232,871
Volta, Inc.*(a) 17,289 6,144
Warby Parker, Inc., Class A*(a) 12,858 173,454
Winmark Corp. 430 101,407
Zumiez, Inc.*(a) 2,214 48,132
8,456,001
Technology Hardware, Storage & Peripherals 0 .3%
Avid Technology, Inc.*(a) 5,304 141,033
CompoSecure, Inc.*(a) 1,176 5,774
Corsair Gaming, Inc.* 5,852 79,412
Diebold Nixdorf, Inc.*(a) 10,536 14,961
Eastman Kodak Co.*(a) 9,681 29,527
IonQ, Inc.*(a) 18,047 62,262
Super Micro Computer, Inc.* 7,066 580,119
Turtle Beach Corp.* 2,558 18,341
Xerox Holdings Corp. 17,547 256,186
1,187,615
Textiles, Apparel & Luxury Goods 0 .7%
Allbirds, Inc., Class A*(a) 14,980 36,252
Crocs, Inc.* 9,273 1,005,471

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 143
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Ermenegildo Zegna NV(a) 8,920 93,392
Fossil Group, Inc.* 6,867 29,597
G-III Apparel Group Ltd.* 6,462 88,594
Kontoor Brands, Inc.(a) 8,529 341,075
Movado Group, Inc.(a) 2,318 74,756
Oxford Industries, Inc. 2,337 217,762
PLBY Group, Inc.*(a) 6,587 18,114
Rocky Brands, Inc. 1,191 28,132
Steven Madden Ltd. 11,743 375,306
Superior Group of Cos., Inc. 1,903 19,144
Unifi, Inc.* 2,115 18,210
Wolverine World Wide, Inc. 11,638 127,203
2,473,008
Thrifts & Mortgage Finance 1 .3%
Axos Financial, Inc.* 8,603 328,807
Blue Foundry Bancorp*(a) 4,206 54,047
Bridgewater Bancshares, Inc.* 3,221 57,141
Capitol Federal Financial, Inc.
(a) 17,391 150,432
Columbia Financial, Inc.*(a) 5,253 113,570
Enact Holdings, Inc.(a) 4,866 117,368
Essent Group Ltd. 16,495 641,326
Federal Agricultural Mortgage
Corp., Class C 1,389 156,554
Finance of America Cos., Inc.,
Class A*(a) 7,374 9,365
Greene County Bancorp, Inc.
(a) 571 32,787
Hingham Institution for
Savings(a) 263 72,577
Home Bancorp, Inc. 1,225 49,037
Home Point Capital, Inc.(a) 1,076 1,474
Kearny Financial Corp. 9,846 99,937
Luther Burbank Corp. 2,947 32,741
Merchants Bancorp 2,485 60,435
Mr. Cooper Group, Inc.*(a) 10,594 425,137
NMI Holdings, Inc., Class A* 12,643 264,239
Northfield Bancorp, Inc.(a) 6,407 100,782
PennyMac Financial Services,
Inc.(a) 4,203 238,142
Pioneer Bancorp, Inc.*(a) 2,248 25,627
Provident Bancorp, Inc. 2,573 18,731
Provident Financial Services,
Inc. 9,911 211,699
Radian Group, Inc. 24,589 468,912
Southern Missouri Bancorp,
Inc.(a) 1,289 59,075
Sterling Bancorp, Inc.* 3,556 21,656
TrustCo Bank Corp. 2,520 94,727
Velocity Financial, Inc.* 1,120 10,808
Walker & Dunlop, Inc.(a) 4,798 376,547
Waterstone Financial, Inc. 3,461 59,668
WSFS Financial Corp. 8,332 377,773
4,731,121
Tobacco 0 .1%
22nd Century Group, Inc.*(a) 22,706 20,901
Turning Point Brands, Inc. 2,182 47,197
Universal Corp. 3,659 193,232
Common Stocks
Shares Value ($)
Tobacco
Vector Group Ltd.(a) 21,904 259,781
521,111
Trading Companies & Distributors 1 .7%
Alta Equipment Group, Inc. 3,211 42,353
Applied Industrial
Technologies, Inc. 5,837 735,637
Beacon Roofing Supply, Inc.* 7,884 416,196
BlueLinx Holdings, Inc.* 1,371 97,492
Boise Cascade Co. 6,081 417,582
Custom Truck One Source,
Inc.*(a) 9,095 57,480
Distribution Solutions Group,
Inc.* 778 28,677
DXP Enterprises, Inc.*(a) 2,432 67,002
GATX Corp. 5,341 567,962
Global Industrial Co. 1,904 44,801
GMS, Inc.* 6,549 326,140
H&E Equipment Services, Inc. 4,904 222,642
Herc Holdings, Inc.(a) 3,844 505,755
Hudson Technologies, Inc.* 6,555 66,337
Karat Packaging, Inc. 1,070 15,376
McGrath RentCorp 3,668 362,178
MRC Global, Inc.* 12,619 146,128
NOW, Inc.* 16,748 212,700
Rush Enterprises, Inc., Class A 6,284 328,528
Rush Enterprises, Inc., Class
B 1,004 56,495
Textainer Group Holdings Ltd. 6,563 203,519
Titan Machinery, Inc.* 3,102 123,242
Transcat, Inc.*(a) 1,047 74,201
Triton International Ltd. 8,880 610,766
Veritiv Corp. 2,010 244,637
5,973,826
Water Utilities 0 .5%
American States Water Co.(a) 5,683 525,962
Artesian Resources Corp.,
Class A 1,218 71,350
California Water Service
Group(a) 8,326 504,889
Global Water Resources, Inc. 2,173 28,857
Middlesex Water Co. 2,256 177,480
Pure Cycle Corp.* 3,202 33,557
SJW Group 4,149 336,857
York Water Co. (The)(a) 2,067 92,974
1,771,926
Wireless Telecommunication Services 0 .1%
Gogo, Inc.*(a) 7,508 110,818
KORE Group Holdings,
Inc.*(a) 4,965 6,256
Shenandoah
Telecommunications Co.(a) 7,277 115,559
Telephone & Data Systems,
Inc. 15,469 162,270
United States Cellular Corp.* 2,307 48,101
443,004
Total Common Stocks
(cost $294,931,552) 347,990,046

144 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Rights 0 .0%
†
Number of
Rights
Value ($)
Biotechnology 0 .0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,552 0
Oncternal Therapeutics, Inc.,
CVR*∞(a) 97 99
99
Pharmaceuticals 0 .0%
†
Zogenix, Inc., CVR*^∞ 7,758 0
Textiles, Apparel & Luxury Goods 0 .0%
†
PLBY Group, Inc., expiring
1/17/2023*∞(a) 4,761 0
Total Rights
(cost $6,480) 99
Repurchase Agreements 5 .0%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,001,912,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $4,080,000.(b)(c) 4,000,000 4,000,000
BofA Securities, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
11/20/2049 - 7/20/2051;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $3,801,200,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$3,875,372.(b)(c) 3,799,384 3,799,384
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG,
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,002,373,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$5,102,424.(b)(c) 5,000,000 5,000,000
MetLife, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $3,001,434,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $3,061,590.(b)(c) 3,000,000 3,000,000
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,482,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $17,799,384) 17,799,384
Total Investments
(cost $312,737,416) — 103.5% 365,789,529
Liabilities in excess of other assets — (3.5)% (12,233,918)
NET ASSETS — 100.0%
$ 353,555,611

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 145
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $103,433,588, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,799,384 and by
$88,991,103 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $106,790,487.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$17,799,384.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 52 3/2023 USD 4,604,340 (87,156)
Net contracts (87,156)
As of December 31, 2022, the Fund had $297,400 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

146 - Statements of Assets and Liabilities - December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Assets:
Investment securities of affiliated issuers, at value $ 38,300
Investment securities of unaffiliated issuers, at value
*
1,919,562,727
Repurchase agreements, at value 24,756,934
Cash 50,642,404
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 11,597,090
Security lending income receivable 21,664
Receivable for investments sold 16,001,901
Receivable for capital shares issued 25,849
Reclaims receivable —
Prepaid expenses 1,892
Total Assets 2,022,648,761
Liabilities:
Payable for investments purchased 61,950,010
Payable for capital shares redeemed 52,788
Payable for variation margin on futures contracts —
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 24,756,934
Accrued expenses and other payables:
Investment advisory fees 309,981
Fund administration fees 71,134
Distribution fees —
Administrative servicing fees 46,488
Accounting and transfer agent fees 24,427
Trustee fees 60
Custodian fees 28,032
Compliance program costs (Note 3) 2,152
Professional fees 19,598
Printing fees 17,286
Other 24,072
Total Liabilities 87,302,962
Net Assets $ 1,935,345,799
* Includes value of securities on loan (Note 2) 153,531,722
Cost of investment securities of affiliated issuers 25,640
Cost of investment securities of unaffiliated issuers 2,163,673,074
Cost of repurchase agreements 24,756,934
Cost of foreign currencies —
Represented by:
Capital $ 2,209,088,973
Total distributable earnings (loss) (273,743,174)
Net Assets $ 1,935,345,799

Index Funds - December 31, 2022 - Statements of Assets and Liabilities - 147
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ — $ — $ — $ —
1,349,483,393 1,056,804,718 2,553,910,709 347,990,145
10,207,792 18,900,895 160,324 17,799,384
— 13,456,834 8,532,749 3,932,799
232,727 844,938 536,160 293,490
754,688 — — —
1,415,682 1,360,272 2,282,482 427,206
13,099 50,800 12,355 60,409
10,177,998 — — —
16,670 267,962 629,152 1,154,744
8,816,889 — — —
1,653 1,028 1,502 377
1,381,120,591 1,091,687,447 2,566,065,433 371,658,554
4,180,352 — — —
4,510,618 5,486,965 217,655 6,000
11,307 82,011 22,404 15,160
2,087,107 — — —
10,207,792 18,900,895 160,324 17,799,384
289,594 189,657 259,570 60,160
58,937 45,567 91,220 23,192
47,252 9,281 366,528 53,786
42,187 114,885 137,454 12,356
2,694 858 2,524 2,591
99 13 79 2
30,542 33,505 129,090 8,685
1,560 1,254 2,971 419
21,602 10,581 15,369 9,543
23,348 31,190 26,620 27,567
115,875 13,268 118,903 84,098
21,630,866 24,919,930 1,550,711 18,102,943
$ 1,359,489,725 $ 1,066,767,517 $ 2,564,514,722 $ 353,555,611
40,164,390 303,561,925 108,159,575 103,433,588
— — — —
981,563,626 757,327,198 933,590,301 294,938,032
10,207,792 18,900,895 160,324 17,799,384
752,371 — — —
$ 1,221,803,264 $ 720,458,196 $ 970,794,796 $ 306,296,259
137,686,461 346,309,321 1,593,719,926 47,259,352
$ 1,359,489,725 $ 1,066,767,517 $ 2,564,514,722 $ 353,555,611

148 - Statements of Assets and Liabilities - December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Net Assets:
Class I Shares $ 383,194,833
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 1,552,150,966
Total $ 1,935,345,799
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 42,708,659
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 172,649,271
Total 215,357,930
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .97
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 8 .99

Index Funds - December 31, 2022 - Statements of Assets and Liabilities - 149
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 161,701,165 $ 782,153,082 $ 496,105,253 $ —
24,478,282 42,899,243 1,694,016,746 249,830,313
— — 198,301,007 —
140,371,433 — — —
1,032,938,845 241,715,192 176,091,716 103,725,298
$ 1,359,489,725 $ 1,066,767,517 $ 2,564,514,722 $ 353,555,611
17,540,402 45,081,450 67,124,419 —
2,660,155 2,523,403 235,118,168 36,116,123
— — 26,621,549 —
15,352,623 — — —
111,797,680 13,889,506 23,649,205 14,709,956
147,350,860 61,494,359 352,513,341 50,826,079
$ 9 .22 $ 17 .35 $ 7 .39 $ —
$ 9 .20 $ 17 .00 $ 7 .20 $ 6 .92
$ — $ — $ 7 .45 $ —
$ 9 .14 $ — $ — $ —
$ 9 .24 $ 17 .40 $ 7 .45 $ 7 .05

150 - Statements of Operations - For the Year Ended December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 52,742,400
Income from securities lending (Note 2) 269,569
Interest income from affiliated issuers 4,117
Dividend income from unaffiliated issuers —
Income from non-cash dividends from unaffiliated issuers —
European Union tax reclaims (Note 2) —
Foreign tax withholding —
Total Income 53,016,086
EXPENSES:
Investment advisory fees 3,852,980
Fund administration fees 593,345
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 579,432
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 115,535
Printing fees 10,361
Trustee fees 74,165
Custodian fees 81,258
Accounting and transfer agent fees 153,595
Compliance program costs (Note 3) 8,913
Index licensing fee —
Other 46,390
Total expenses before fees waived and expenses reimbursed 5,515,974
Distribution fees waived - Class VIII (Note 3) —
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 5,515,974
NET INVESTMENT INCOME 47,500,112
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 29,005
Transactions in investment securities of unaffiliated issuers (30,641,820)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) 3,059
Net realized gains (losses) (30,609,756)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (47,021)
Investment securities of unaffiliated issuers (327,066,872)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
TBA Sale Commitments (Note 2) (595)
Net change in unrealized appreciation/depreciation (327,114,488)
Net realized/unrealized gains (losses) (357,724,244)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (310,224,132)

Index Funds - For the Year Ended December 31, 2022 - Statements of Operations - 151
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ — $ 140,398 $ 427,621 $ 71,568
355,300 662,443 159,902 681,375
— — — —
55,604,087 17,585,246 42,004,895 4,955,503
2,814,996 — — —
509,765 — — —
(4,799,637) — (10,195) (6,779)
54,484,511 18,388,087 42,582,223 5,701,667
3,966,945 2,301,636 3,098,971 684,412
481,039 336,243 711,959 143,746
57,781 114,719 4,347,245 630,201
547,993 — — —
232,851 1,203,389 786,903 —
31,674 45,887 2,608,359 378,123
— — 218,302 —
205,498 — — —
136,202 59,719 108,583 37,601
12,701 31,378 46,994 12,227
57,216 40,702 96,027 13,170
93,713 76,424 225,150 22,815
12,353 4,187 8,834 1,237
6,701 4,178 8,502 1,506
165,354 — 311,763 76,606
102,421 24,961 172,717 29,658
6,110,442 4,243,423 12,750,309 2,031,302
(68,501) — — —
— — (367,219) —
— — (1,217,226) (176,456)
— — — (14,895)
6,041,941 4,243,423 11,165,864 1,839,951
48,442,570 14,144,664 31,416,359 3,861,716
— — — —
(43,949,681) 54,976,692 6,990,110 3,466,306
(493,847) (1,056,784) (4,807,078) (942,215)
(2,633,684) — – —
— — — —
(47,077,212) 53,919,908 2,183,032 2,524,091
— — — —
(327,301,316) (239,654,822) (596,943,143) (92,647,954)
(359,947) (449,266) (484,138) (98,781)
(297,267) — — —
— — — —
(327,958,530) (240,104,088) (597,427,281) (92,746,735)
(375,035,742) (186,184,180) (595,244,249) (90,222,644)
$ (326,593,172) $ (172,039,516) $ (563,827,890) $ (86,360,928)

The accompanying notes are an integral part of these financial statements.
152 - Statements of Changes in Net Assets - December 31, 2022 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 47,500,112 $ 41,850,143
Net realized gains (losses) (30,609,756) 21,716,352
Net change in unrealized appreciation/depreciation (327,114,488) (108,602,695)
Change in net assets resulting from operations (310,224,132) (45,036,200)
Distributions to Shareholders From:
Distributable earnings:
Class I (12,329,977) (7,954,962)
Class II — —
Class VIII — —
Class Y (52,444,034) (48,823,425)
Change in net assets from shareholder distributions (64,774,011) (56,778,387)
Change in net assets from capital transactions 21,880,010 (131,779,947)
Change in net assets (353,118,133) (233,594,534)
Net Assets:
Beginning of year 2,288,463,932 2,522,058,466
End of year $ 1,935,345,799 $ 2,288,463,932
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 145,189,587 $ 70,461,712
Dividends reinvested 12,329,977 7,954,962
Cost of shares redeemed (42,459,295) (205,945,639)
Total Class I Shares 115,060,269 (127,528,965)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 71,923,366 213,765,630
Dividends reinvested 52,444,034 48,823,425
Cost of shares redeemed (217,547,659) (266,840,037)
Total Class Y Shares (93,180,259) (4,250,982)
Change in net assets from capital transactions $ 21,880,010 $ (131,779,947)

Index Funds - December 31, 2022 - Statements of Changes in Net Assets - 153
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 48,442,570 $ 52,866,818 $ 14,144,664 $ 14,874,026
(47,077,212) 3,690,888 53,919,908 289,690,103
(327,958,530) 156,013,877 (240,104,088) 62,558,929
(326,593,172) 212,571,583 (172,039,516) 367,123,058
(6,108,857) (5,065,840) (218,114,827) (25,414,381)
(886,234) (666,516) (12,374,076) (1,081,702)
(5,067,052) (3,951,902) — —
(46,486,523) (52,787,045) (71,704,677) (19,175,930)
(58,548,666) (62,471,303) (302,193,580) (45,672,013)
(336,178,542) (55,167,621) 230,650,638 (496,411,977)
(721,320,380) 94,932,659 (243,582,458) (174,960,932)
2,080,810,105 1,985,877,446 1,310,349,975 1,485,310,907
$ 1,359,489,725 $ 2,080,810,105 $ 1,066,767,517 $ 1,310,349,975
$ 43,288,099 $ 32,675,367 $ 86,747,672 $ 127,522,124
6,108,857 5,065,840 218,114,827 25,414,381
(31,675,592) (28,690,853) (103,576,584) (93,685,735)
17,721,364 9,050,354 201,285,915 59,250,770
5,483,143 4,683,912 1,797,887 28,662,776
886,234 666,516 12,374,076 1,081,702
(1,911,553) (3,419,634) (5,335,343) (5,009,622)
4,457,824 1,930,794 8,836,620 24,734,856
15,174,517 30,246,944 — —
5,067,052 3,951,902 — —
(7,542,162) (7,711,141) — —
12,699,407 26,487,705 — —
81,555,270 69,981,281 12,016,789 35,470,833
46,486,523 52,787,045 71,704,677 19,175,930
(499,098,930) (215,404,800) (63,193,363) (635,044,366)
(371,057,137) (92,636,474) 20,528,103 (580,397,603)
$ (336,178,542) $ (55,167,621) $ 230,650,638 $ (496,411,977)

The accompanying notes are an integral part of these financial statements.
154 - Statements of Changes in Net Assets - December 31, 2022 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 14,513,628 6,458,238
Reinvested 1,343,990 737,206
Redeemed (4,413,055) (18,513,609)
Total Class I Shares 11,444,563 (11,318,165)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 7,332,093 19,525,813
Reinvested 5,707,649 4,516,577
Redeemed (22,818,670) (24,303,852)
Total Class Y Shares (9,778,928) (261,462)
Total change in shares 1,665,635 (11,579,627)

Index Funds - December 31, 2022 - Statements of Changes in Net Assets - 155
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
4,529,860 2,941,704 4,087,012 4,810,598
666,269 457,364 12,482,509 951,455
(3,280,404) (2,570,216) (4,690,925) (3,588,107)
1,915,725 828,852 11,878,596 2,173,946
558,034 416,578 78,475 1,034,232
97,030 60,198 723,970 41,066
(205,334) (311,875) (245,674) (191,414)
449,730 164,901 556,771 883,884
1,639,330 2,729,918 — —
558,651 359,058 — —
(791,464) (708,375) — —
1,406,517 2,380,601 — —
8,429,327 6,186,822 548,135 1,327,979
5,070,773 4,757,950 4,087,126 716,302
(55,487,719) (19,238,915) (2,945,398) (22,467,940)
(41,987,619) (8,294,143) 1,689,863 (20,423,659)
(38,215,647) (4,919,789) 14,125,230 (17,365,829)

The accompanying notes are an integral part of these financial statements.
156 - Statements of Changes in Net Assets - December 31, 2022 - Index Funds
NVIT S&P 500 Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 31,416,359 $ 54,028,087
Net realized gains 2,183,032 1,772,008,152
Net change in unrealized appreciation/depreciation (597,427,281) (559,965,854)
Change in net assets resulting from operations (563,827,890) 1,266,070,385
Distributions to Shareholders From:
Distributable earnings:
Class I (348,443,088) (15,086,647)
Class II (1,175,041,035) (46,151,209)
Class IV (141,215,077) (6,779,465)
Class Y (124,515,303) (27,057,241)
Change in net assets from shareholder distributions (1,789,214,503) (95,074,562)
Change in net assets from capital transactions 1,882,245,378 (2,689,212,954)
Change in net assets (470,797,015) (1,518,217,131)
Net Assets:
Beginning of year 3,035,311,737 4,553,528,868
End of year $ 2,564,514,722 $ 3,035,311,737
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 99,995,273 $ 107,821,420
Dividends reinvested 348,443,088 15,086,647
Cost of shares redeemed (87,761,453) (50,013,378)
Total Class I Shares 360,676,908 72,894,689
Class II Shares
Proceeds from shares issued 176,224,592 452,947,354
Dividends reinvested 1,175,041,035 46,151,209
Cost of shares redeemed (87,996,898) (38,997,709)
Total Class II Shares 1,263,268,729 460,100,854
Class IV Shares
Proceeds from shares issued 3,930,105 3,254,581
Dividends reinvested 141,215,077 6,779,465
Cost of shares redeemed (19,224,401) (19,290,770)
Total Class IV Shares 125,920,781 (9,256,724)
Class Y Shares
Proceeds from shares issued 145,689,127 352,474,799
Dividends reinvested 124,515,303 27,057,241
Cost of shares redeemed (137,825,470) (3,592,483,813)
Total Class Y Shares 132,378,960 (3,212,951,773)
Change in net assets from capital transactions $ 1,882,245,378 $ (2,689,212,954)

Index Funds - December 31, 2022 - Statements of Changes in Net Assets - 157
NVIT Small Cap Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 3,861,716 $ 3,244,145
2,524,091 45,539,887
(92,746,735) 16,019,333
(86,360,928) 64,803,365
— —
(34,346,422) (7,411,006)
— —
(15,213,383) (6,756,690)
(49,559,805) (14,167,696)
86,069,601 (102,084,808)
(49,851,132) (51,449,139)
403,406,743 454,855,882
$ 353,555,611 $ 403,406,743
$ — $ —
— —
— —
— —
49,944,228 78,568,635
34,346,422 7,411,006
(22,739,840) (31,481,033)
61,550,810 54,498,608
— —
— —
— —
— —
31,448,269 48,841,800
15,213,383 6,756,690
(22,142,861) (212,181,906)
24,518,791 (156,583,416)
$ 86,069,601 $ (102,084,808)

The accompanying notes are an integral part of these financial statements.
158 - Statements of Changes in Net Assets - December 31, 2022 - Index Funds
NVIT S&P 500 Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 6,086,322 4,184,570
Reinvested 45,662,003 553,817
Redeemed (5,881,090) (1,957,707)
Total Class I Shares 45,867,235 2,780,680
Class II Shares
Issued 10,946,962 17,480,292
Reinvested 158,131,774 1,707,254
Redeemed (5,040,208) (1,554,793)
Total Class II Shares 164,038,528 17,632,753
Class IV Shares
Issued 235,222 127,699
Reinvested 18,361,357 248,387
Redeemed (1,279,016) (748,604)
Total Class IV Shares 17,317,563 (372,518)
Class Y Shares
Issued 8,717,328 13,507,544
Reinvested 16,190,101 1,001,234
Redeemed (8,721,444) (129,210,846)
Total Class Y Shares 16,185,985 (114,702,068)
Total change in shares 243,409,311 (94,661,153)

Index Funds - December 31, 2022 - Statements of Changes in Net Assets - 159
NVIT Small Cap Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
— —
— —
— —
— —
6,221,305 7,600,163
4,760,505 734,305
(2,757,203) (3,121,919)
8,224,607 5,212,549
— —
— —
— —
— —
3,638,897 4,664,816
2,066,531 655,088
(2,749,038) (20,344,175)
2,956,390 (15,024,271)
11,180,997 (9,811,722)

160 - Financial Highlights - December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 10.69 $ 0.21 $ (1.64) $ (1.43) $ (0.22) $ (0.07) $ (0.29) $ 8.97 (13.39)% $ 383,195 0.39% 2.16% 0.39% 92.31%
12/31/2021 11.18 0.19 (0.42) (0.23) (0.22) (0.04) (0.26) 10.69 (2.08)% 334,255 0.38% 1.71% 0.38% 99.47%
12/31/2020 10.66 0.22 0.55 0.77 (0.25) — (0.25) 11.18 7.20% 476,003 0.38% 1.98% 0.38% 114.32%
12/31/2019 10.09 0.26 0.59 0.85 (0.28) — (0.28) 10.66 8.40% 388,762 0.38% 2.46% 0.38% 82.79%
12/31/2018 10.41 0.25 (0.29) (0.04) (0.27) (0.01) (0.28) 10.09 (0.36)% 243,014 0.38% 2.46% 0.38% 155.75%
Class Y Shares
12/31/2022 10.71 0.22 (1.63) (1.41) (0.24) (0.07) (0.31) 8.99 (13.23)% 1,552,151 0.24% 2.29% 0.24% 92.31%
12/31/2021 11.20 0.20 (0.42) (0.22) (0.23) (0.04) (0.27) 10.71 (1.93)% 1,954,209 0.23% 1.86% 0.23% 99.47%
12/31/2020 10.68 0.24 0.54 0.78 (0.26) — (0.26) 11.20 7.33% 2,046,055 0.23% 2.14% 0.23% 114.32%
12/31/2019 10.10 0.28 0.59 0.87 (0.29) — (0.29) 10.68 8.62% 1,986,398 0.23% 2.62% 0.23% 82.79%
12/31/2018 10.43 0.27 (0.30) (0.03) (0.29) (0.01) (0.30) 10.10 (0.31)% 1,964,616 0.23% 2.61% 0.23% 155.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2022 - Financial Highlights - 161
The accompanying notes are an integral part of these financial statements.
NVIT International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.20 $ 0.27 $ (1.88) $ (1.61) $ (0.37) $ — $ (0.37) $ 9.22 (14.29)% $ 161,701 0.46% 2.80% 0.46% 7.05%
12/31/2021 10.41 0.27 0.85 1.12 (0.33) — (0.33) 11.20 10.84% 175,008 0.44% 2.45% 0.44% 3.87%
12/31/2020 10.21 0.19 0.53 0.72 (0.24) (0.28) (0.52) 10.41 7.53% 154,058 0.45% 2.02% 0.45% 8.39%
12/31/2019 8.69 0.28 1.60 1.88 (0.34) (0.02) (0.36) 10.21 21.77% 155,627 0.44% 2.85% 0.44% 5.50%
12/31/2018 10.38 0.27 (1.69) (1.42) (0.27) — (0.27) 8.69 (13.81)% 128,761 0.44% 2.67% 0.44% 4.26%
Class II Shares
12/31/2022 11.18 0.25 (1.88) (1.63) (0.35) — (0.35) 9.20 (14.51)% 24,478 0.70% 2.59% 0.70% 7.05%
12/31/2021 10.40 0.25 0.84 1.09 (0.31) — (0.31) 11.18 10.53% 24,720 0.66% 2.20% 0.66% 3.87%
12/31/2020 10.20 0.17 0.53 0.70 (0.22) (0.28) (0.50) 10.40 7.34% 21,270 0.68% 1.81% 0.68% 8.39%
12/31/2019 8.69 0.26 1.59 1.85 (0.32) (0.02) (0.34) 10.20 21.42% 19,065 0.64% 2.68% 0.64% 5.50%
12/31/2018 10.37 0.24 (1.67) (1.43) (0.25) — (0.25) 8.69 (13.90)% 16,366 0.64% 2.43% 0.64% 4.26%
Class VIII Shares
12/31/2022 11.11 0.23 (1.86) (1.63) (0.34) — (0.34) 9.14 (14.60)% 140,371 0.81% 2.44% 0.86% 7.05%
12/31/2021 10.34 0.23 0.84 1.07 (0.30) — (0.30) 11.11 10.35% 155,008 0.81% 2.06% 0.84% 3.87%
12/31/2020 10.15 0.15 0.52 0.67 (0.20) (0.28) (0.48) 10.34 7.13% 119,566 0.85% 1.61% 0.85% 8.39%
12/31/2019 8.65 0.24 1.58 1.82 (0.30) (0.02) (0.32) 10.15 21.20% 107,675 0.84% 2.46% 0.84% 5.50%
12/31/2018 10.33 0.22 (1.67) (1.45) (0.23) — (0.23) 8.65 (14.13)% 83,675 0.84% 2.22% 0.84% 4.26%
Class Y Shares
12/31/2022 11.22 0.29 (1.88) (1.59) (0.39) — (0.39) 9.24 (14.14)% 1,032,939 0.31% 3.01% 0.31% 7.05%
12/31/2021 10.43 0.29 0.85 1.14 (0.35) — (0.35) 11.22 10.98% 1,726,074 0.29% 2.60% 0.29% 3.87%
12/31/2020 10.23 0.20 0.53 0.73 (0.25) (0.28) (0.53) 10.43 7.66% 1,690,984 0.30% 2.19% 0.30% 8.39%
12/31/2019 8.71 0.30 1.59 1.89 (0.35) (0.02) (0.37) 10.23 21.89% 1,802,279 0.29% 3.07% 0.29% 5.50%
12/31/2018 10.40 0.28 (1.69) (1.41) (0.28) — (0.28) 8.71 (13.63)% 1,714,187 0.29% 2.74% 0.29% 4.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

162 - Financial Highlights - December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mid Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 27.67 $ 0.27 $ (4.01) $ (3.74) $ (0.22) $ (6.36) $ (6.58) $ 17.35 (13.40)% $ 782,153 0.41% 1.24% 0.41% 15.01%
12/31/2021 22.93 0.23 5.30 5.53 (0.32) (0.47) (0.79) 27.67 24.26% 918,561 0.40% 0.85% 0.40% 21.16%
12/31/2020 21.58 0.23 2.37 2.60 (0.23) (1.02) (1.25) 22.93 13.11% 711,465 0.41% 1.17% 0.41% 18.06%
12/31/2019 20.73 0.28 4.70 4.98 (0.28) (3.85) (4.13) 21.58 25.65% 645,394 0.40% 1.26% 0.40% 15.94%
12/31/2018 26.02 0.33 (2.84) (2.51) (0.32) (2.46) (2.78) 20.73 (11.38)% 532,759 0.40% 1.28% 0.40% 14.81%
Class II Shares
12/31/2022 27.27 0.22 (3.95) (3.73) (0.18) (6.36) (6.54) 17.00 (13.55)% 42,899 0.61% 1.03% 0.61% 15.01%
12/31/2021 22.64 0.18 5.22 5.40 (0.30) (0.47) (0.77) 27.27 24.00% 53,636 0.60% 0.68% 0.60% 21.16%
12/31/2020 21.34 0.19 2.32 2.51 (0.19) (1.02) (1.21) 22.64 12.84% 24,516 0.61% 0.97% 0.61% 18.06%
12/31/2019 20.54 0.23 4.66 4.89 (0.24) (3.85) (4.09) 21.34 25.41% 26,088 0.62% 1.04% 0.62% 15.94%
12/31/2018 25.80 0.27 (2.80) (2.53) (0.27) (2.46) (2.73) 20.54 (11.57)% 21,726 0.62% 1.06% 0.62% 14.81%
Class Y Shares
12/31/2022 27.72 0.31 (4.02) (3.71) (0.25) (6.36) (6.61) 17.40 (13.27)% 241,715 0.26% 1.37% 0.26% 15.01%
12/31/2021 22.97 0.26 5.32 5.58 (0.36) (0.47) (0.83) 27.72 24.43% 338,153 0.25% 0.97% 0.25% 21.16%
12/31/2020 21.61 0.26 2.38 2.64 (0.26) (1.02) (1.28) 22.97 13.28% 749,330 0.26% 1.32% 0.26% 18.06%
12/31/2019 20.74 0.32 4.71 5.03 (0.31) (3.85) (4.16) 21.61 25.89% 713,721 0.25% 1.40% 0.25% 15.94%
12/31/2018 26.04 0.36 (2.84) (2.48) (0.36) (2.46) (2.82) 20.74 (11.29)% 607,417 0.25% 1.38% 0.25% 14.81%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2022 - Financial Highlights - 163
The accompanying notes are an integral part of these financial statements.
NVIT S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 27.94 $ 0.20 $ (5.01) $ (4.81) $ (0.10) $ (15.64) $ (15.74) $ 7.39 (18.31)% $ 496,105 0.26% 1.34% 0.33% 2.01%
12/31/2021 22.36 0.29 6.03 6.32 (0.55) (0.19) (0.74) 27.94 28.37% 593,935 0.24% 1.13% 0.31% 10.30%
12/31/2020 19.63 0.36 3.16 3.52 (0.38) (0.41) (0.79) 22.36 18.19% 413,064 0.25% 1.83% 0.32% 3.97%
12/31/2019 15.93 0.35 4.52 4.87 (0.38) (0.79) (1.17) 19.63 31.16% 339,938 0.24% 1.91% 0.31% 5.53%
12/31/2018 17.54 0.36 (1.08) (0.72) (0.31) (0.58) (0.89) 15.93 (4.62)% 214,388 0.25% 2.02% 0.32% 3.87%
Class II Shares
12/31/2022 27.74 0.16 (4.98) (4.82) (0.08) (15.64) (15.72) 7.20 (18.56)% 1,694,017 0.51% 1.09% 0.58% 2.01%
12/31/2021 22.21 0.22 6.00 6.22 (0.50) (0.19) (0.69) 27.74 28.09% 1,971,833 0.49% 0.88% 0.56% 10.30%
12/31/2020 19.52 0.31 3.12 3.43 (0.33) (0.41) (0.74) 22.21 17.85% 1,187,286 0.50% 1.58% 0.57% 3.97%
12/31/2019 15.85 0.30 4.50 4.80 (0.34) (0.79) (1.13) 19.52 30.84% 891,043 0.49% 1.65% 0.56% 5.53%
12/31/2018 17.46 0.31 (1.08) (0.77) (0.26) (0.58) (0.84) 15.85 (4.87)% 648,797 0.50% 1.76% 0.57% 3.87%
Class IV Shares
12/31/2022 28.01 0.20 (5.02) (4.82) (0.10) (15.64) (15.74) 7.45 (18.32)% 198,301 0.28% 1.31% 0.28% 2.01%
12/31/2021 22.41 0.28 6.06 6.34 (0.55) (0.19) (0.74) 28.01 28.36% 260,586 0.26% 1.11% 0.26% 10.30%
12/31/2020 19.68 0.35 3.16 3.51 (0.37) (0.41) (0.78) 22.41 18.12% 216,830 0.27% 1.81% 0.27% 3.97%
12/31/2019 15.96 0.35 4.54 4.89 (0.38) (0.79) (1.17) 19.68 31.19% 200,444 0.27% 1.88% 0.27% 5.53%
12/31/2018 17.57 0.36 (1.09) (0.73) (0.30) (0.58) (0.88) 15.96 (4.64)% 164,484 0.27% 1.99% 0.27% 3.87%
Class Y Shares
12/31/2022 28.00 0.21 (5.01) (4.80) (0.11) (15.64) (15.75) 7.45 (18.20)% 176,092 0.18% 1.42% 0.18% 2.01%
12/31/2021 22.40 0.30 6.06 6.36 (0.57) (0.19) (0.76) 28.00 28.50% 208,957 0.15% 1.21% 0.15% 10.30%
12/31/2020 19.67 0.37 3.16 3.53 (0.39) (0.41) (0.80) 22.40 18.24% 2,736,349 0.17% 1.91% 0.17% 3.97%
12/31/2019 15.95 0.36 4.55 4.91 (0.40) (0.79) (1.19) 19.67 31.33% 2,747,114 0.17% 1.96% 0.17% 5.53%
12/31/2018 17.56 0.38 (1.09) (0.71) (0.32) (0.58) (0.90) 15.95 (4.54)% 2,031,778 0.17% 2.09% 0.17% 3.87%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

164 - Financial Highlights - December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2022 $ 10.13 $ 0.08 $ (2.14) $ (2.06) $ (0.06) $ (1.09) $ (1.15) $ 6.92 (20.72)% $ 249,830 0.61% 0.97% 0.68% 17.25%
12/31/2021 9.12 0.06 1.23 1.29 (0.08) (0.20) (0.28) 10.13 14.20% 282,443 0.61% 0.57% 0.68% 32.44%
12/31/2020 8.07 0.05 1.41 1.46 (0.07) (0.34) (0.41) 9.12 19.32% 206,835 0.61% 0.75% 0.68% 23.07%
12/31/2019 10.53 0.10 2.01 2.11 (0.08) (4.49) (4.57) 8.07 24.96% 163,601 0.61% 1.01% 0.68% 15.35%
12/31/2018 13.53 0.12 (1.29) (1.17) (0.14) (1.69) (1.83) 10.53 (11.34)% 119,577 0.61% 0.87% 0.69% 16.54%
Class Y Shares
12/31/2022 10.29 0.11 (2.18) (2.07) (0.08) (1.09) (1.17) 7.05 (20.46)% 103,725 0.28% 1.30% 0.28% 17.25%
12/31/2021 9.26 0.08 1.26 1.34 (0.11) (0.20) (0.31) 10.29 14.54% 120,964 0.27% 0.76% 0.27% 32.44%
12/31/2020 8.18 0.08 1.43 1.51 (0.09) (0.34) (0.43) 9.26 19.71% 248,021 0.28% 1.08% 0.28% 23.07%
12/31/2019 10.60 0.14 2.03 2.17 (0.10) (4.49) (4.59) 8.18 25.40% 203,821 0.28% 1.34% 0.28% 15.35%
12/31/2018 13.61 0.15 (1.29) (1.14) (0.18) (1.69) (1.87) 10.60 (11.09)% 157,363 0.28% 1.12% 0.28% 16.54%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2022 - Notes to Financial Statements - 165
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Bond Index and Small Cap Index are also owned by other series of the Trust that operate as a fund-of-
funds, such as the NVIT Investor Destinations Funds. International Index and Mid Cap Index are also owned by other unaffiliated insurance companies and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

166 - Notes to Financial Statements - December 31, 2022 - Index Funds
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

Index Funds - December 31, 2022 - Notes to Financial Statements - 167
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 4,411,462 $ – $ 4,411,462
Commercial Mortgage-Backed Securities – 33,950,974 – 33,950,974
Corporate Bonds – 478,963,115 – 478,963,115
Foreign Government Securities – 29,145,470 – 29,145,470
Mortgage-Backed Securities – 532,855,030 – 532,855,030
Municipal Bonds – 13,782,350 – 13,782,350
Repurchase Agreements – 24,756,934 – 24,756,934
Supranational – 21,064,090 – 21,064,090
U.S. Government Agency Securities – 19,626,753 – 19,626,753
U.S. Treasury Obligations – 785,801,783 – 785,801,783
Total $ – $ 1,944,357,961 $ – $ 1,944,357,961
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 19,392,255 $ – $ 19,392,255
Air Freight & Logistics – 7,512,198 – 7,512,198
Airlines – 1,948,551 – 1,948,551
Auto Components – 8,091,582 – 8,091,582
Automobiles – 40,676,700 – 40,676,700
Banks 4,582,824 126,820,672 – 131,403,496
Beverages 1,044,331 28,186,763 – 29,231,094
Biotechnology 61,567 14,024,342 – 14,085,909
Building Products – 13,702,798 – 13,702,798
Capital Markets 206,095 35,881,289 – 36,087,384
Chemicals – 41,045,024 – 41,045,024
Commercial Services & Supplies – 4,916,042 – 4,916,042
Communications Equipment – 3,947,692 – 3,947,692
Construction & Engineering – 10,620,706 – 10,620,706
Construction Materials – 7,038,060 – 7,038,060
Containers & Packaging – 1,421,611 – 1,421,611
Distributors – 446,646 – 446,646
Diversified Consumer Services – 379,173 – 379,173
Diversified Financial Services 390,713 9,861,119 – 10,251,832
Diversified Telecommunication Services – 24,735,359 – 24,735,359
Electric Utilities – 26,327,688 – 26,327,688
Electrical Equipment – 22,721,905 – 22,721,905
Electronic Equipment, Instruments &
Components – 19,273,747 – 19,273,747
Energy Equipment & Services – 814,544 – 814,544
Entertainment 1,770,009 9,943,189 – 11,713,198

168 - Notes to Financial Statements - December 31, 2022 - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Equity Real Estate Investment Trusts (REITs) $ – $ 16,791,366 $ – $ 16,791,366
Food & Staples Retailing – 17,616,428 – 17,616,428
Food Products – 44,745,622 – 44,745,622
Gas Utilities – 4,817,806 – 4,817,806
Health Care Equipment & Supplies – 27,634,516 – 27,634,516
Health Care Providers & Services – 3,722,163 – 3,722,163
Health Care Technology – 1,182,265 – 1,182,265
Hotels, Restaurants & Leisure – 19,265,455 – 19,265,455
Household Durables – 15,263,926 – 15,263,926
Household Products – 9,503,198 – 9,503,198
Independent Power and Renewable
Electricity Producers – 3,960,082 – 3,960,082
Industrial Conglomerates 693,600 20,830,824 – 21,524,424
Insurance – 73,839,771 – 73,839,771
Interactive Media & Services – 2,806,524 – 2,806,524
Internet & Direct Marketing Retail – 7,924,711 – 7,924,711
IT Services 432,399 19,125,237 – 19,557,636
Leisure Products – 2,805,769 – 2,805,769
Life Sciences Tools & Services – 7,487,766 – 7,487,766
Machinery – 38,574,901 – 38,574,901
Marine 110,807 5,139,233 – 5,250,040
Media – 5,996,779 – 5,996,779
Metals & Mining – 50,715,898 – 50,715,898
Multiline Retail – 4,874,921 – 4,874,921
Multi-Utilities – 10,344,254 – 10,344,254
Oil, Gas & Consumable Fuels – 66,501,915 – 66,501,915
Paper & Forest Products – 4,834,997 – 4,834,997
Personal Products – 27,635,325 – 27,635,325
Pharmaceuticals 928,352 127,970,468 – 128,898,820
Professional Services – 21,059,066 – 21,059,066
Real Estate Management & Development 453,197 18,189,496 – 18,642,693
Road & Rail 410,904 8,707,058 – 9,117,962
Semiconductors & Semiconductor
Equipment – 37,792,126 – 37,792,126
Software 1,723,308 17,471,188 – 19,194,496
Specialty Retail – 9,226,722 – 9,226,722
Technology Hardware, Storage & Peripherals – 5,909,447 – 5,909,447
Textiles, Apparel & Luxury Goods – 40,032,744 – 40,032,744
Tobacco – 12,508,806 – 12,508,806
Trading Companies & Distributors 773,673 21,151,458 – 21,925,131
Transportation Infrastructure – 5,134,794 – 5,134,794
Water Utilities – 1,592,693 – 1,592,693
Wireless Telecommunication Services – 15,484,241 – 15,484,241
Total Common Stocks $ 13,581,779 $ 1,335,901,614 $ – $ 1,349,483,393
Futures Contracts# 341 – – 341
Repurchase Agreements – 10,207,792 – 10,207,792
Total Assets $ 13,582,120 $ 1,346,109,406 $ – $ 1,359,691,526
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (16,012) $ – $ – $ (16,012)
Total Liabilities $ (16,012) $ – $ – $ (16,012)
Total $ 13,566,108 $ 1,346,109,406 $ – $ 1,359,675,514
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,056,804,718 $ – $ – $ 1,056,804,718
Repurchase Agreements – 18,900,895 – 18,900,895
Total Assets $ 1,056,804,718 $ 18,900,895 $ – $ 1,075,705,613
$ – $ – $ – $ –

Index Funds - December 31, 2022 - Notes to Financial Statements - 169
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (158,253) $ – $ – $ (158,253)
Total Liabilities $ (158,253) $ – $ – $ (158,253)
Total $ 1,056,646,465 $ 18,900,895 $ – $ 1,075,547,360
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,553,910,709 $ – $ – $ 2,553,910,709
Repurchase Agreement – 160,324 – 160,324
Total Assets $ 2,553,910,709 $ 160,324 $ – $ 2,554,071,033
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (216,337) $ – $ – $ (216,337)
Total Liabilities $ (216,337) $ – $ – $ (216,337)
Total $ 2,553,694,372 $ 160,324 $ – $ 2,553,854,696
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 3,561,930 $ – $ – $ 3,561,930
Air Freight & Logistics 1,518,162 – – 1,518,162
Airlines 1,018,765 – – 1,018,765
Auto Components 4,554,500 – – 4,554,500
Automobiles 570,610 – – 570,610
Banks 34,568,962 – – 34,568,962
Beverages 2,198,606 – – 2,198,606
Biotechnology 25,602,464 – – 25,602,464
Building Products 4,463,151 – – 4,463,151
Capital Markets 5,621,884 – – 5,621,884
Chemicals 7,244,302 – – 7,244,302
Commercial Services & Supplies 5,110,289 – – 5,110,289
Communications Equipment 3,157,998 – – 3,157,998
Construction & Engineering 5,644,968 – – 5,644,968
Construction Materials 559,506 – – 559,506
Consumer Finance 2,344,102 – – 2,344,102
Containers & Packaging 1,123,145 – – 1,123,145
Distributors 74,248 – – 74,248
Diversified Consumer Services 3,326,129 – – 3,326,129
Diversified Financial Services 1,034,291 – – 1,034,291
Diversified Telecommunication Services 2,347,704 – – 2,347,704
Electric Utilities 2,649,192 – – 2,649,192
Electrical Equipment 4,951,119 – – 4,951,119
Electronic Equipment, Instruments &
Components 8,114,976 – – 8,114,976
Energy Equipment & Services 7,674,753 – – 7,674,753
Entertainment 966,634 – – 966,634
Equity Real Estate Investment Trusts (REITs) 20,216,817 – – 20,216,817
Food & Staples Retailing 2,111,315 – – 2,111,315
Food Products 4,206,898 – – 4,206,898
Gas Utilities 4,317,266 – – 4,317,266
Health Care Equipment & Supplies 13,262,641 – – 13,262,641
Health Care Providers & Services 9,389,544 – – 9,389,544
Health Care Technology 1,912,875 – – 1,912,875
Hotels, Restaurants & Leisure 8,284,607 – – 8,284,607
Household Durables 5,523,474 – – 5,523,474
Household Products 961,835 – – 961,835

170 - Notes to Financial Statements - December 31, 2022 - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Independent Power and Renewable
Electricity Producers $ 1,641,294 $ – $ – $ 1,641,294
Industrial Conglomerates 74,070 – – 74,070
Insurance 7,276,379 – – 7,276,379
Interactive Media & Services 2,373,796 – – 2,373,796
Internet & Direct Marketing Retail 1,169,813 – – 1,169,813
IT Services 6,999,055 – – 6,999,055
Leisure Products 1,416,557 – – 1,416,557
Life Sciences Tools & Services 2,679,045 – – 2,679,045
Machinery 13,381,988 – – 13,381,988
Marine 845,442 – – 845,442
Media 2,884,712 – – 2,884,712
Metals & Mining 5,507,880 – – 5,507,880
Mortgage Real Estate Investment Trusts
(REITs) 4,121,943 – – 4,121,943
Multiline Retail 355,288 – – 355,288
Multi-Utilities 1,852,789 – – 1,852,789
Oil, Gas & Consumable Fuels 16,001,103 – – 16,001,103
Paper & Forest Products 523,361 – – 523,361
Personal Products 2,561,740 – – 2,561,740
Pharmaceuticals 5,909,433 – – 5,909,433
Professional Services 5,712,901 – – 5,712,901
Real Estate Management & Development 2,123,291 – – 2,123,291
Road & Rail 1,959,957 – – 1,959,957
Semiconductors & Semiconductor
Equipment 8,841,718 – – 8,841,718
Software 16,029,217 – – 16,029,217
Specialty Retail 8,456,001 – – 8,456,001
Technology Hardware, Storage & Peripherals 1,187,615 – – 1,187,615
Textiles, Apparel & Luxury Goods 2,473,008 – – 2,473,008
Thrifts & Mortgage Finance 4,731,121 – – 4,731,121
Tobacco 521,111 – – 521,111
Trading Companies & Distributors 5,973,826 – – 5,973,826
Water Utilities 1,771,926 – – 1,771,926
Wireless Telecommunication Services 443,004 – – 443,004
Total Common Stocks $ 347,990,046 $ – $ – $ 347,990,046
Repurchase Agreements – 17,799,384 – 17,799,384
Rights   – 99 – 99
Total Assets $ 347,990,046 $ 17,799,483 $ – $ 365,789,529
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (87,156) $ – $ – $ (87,156)
Total Liabilities $ (87,156) $ – $ – $ (87,156)
Total $ 347,902,890 $ 17,799,483 $ – $ 365,702,373
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of December 31, 2022, International Index held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of December 31, 2022, Small Cap Index held two rights investments that were categorized as Level 3 investments which were each valued at $0.

Index Funds - December 31, 2022 - Notes to Financial Statements - 171
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of
International Index
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 2,529 2,529
Purchases — —
Sales (2,529) (2,529)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
12/31/2022 ** $ — $ —
Small Cap Index
Rights Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales (1,176) (1,176)
Change in Unrealized Appreciation/Depreciation 1,176 1,176
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 12/31/2022 ** $ 1,176 $ 1,176
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers."
Fund
U.S. Dollar
Amount
International Index $ 2,087,107

172 - Notes to Financial Statements - December 31, 2022 - Index Funds
operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 341
Total $ 341

Index Funds - December 31, 2022 - Notes to Financial Statements - 173
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (16,012)
Total $ (16,012)
Mid Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (158,253)
Total $ (158,253)
S&P 500 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (216,337)
Total $ (216,337)
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (87,156)
Total $ (87,156)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (493,847)
Total $ (493,847)
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,056,784)
Total $ (1,056,784)
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (4,807,078)
Total $ (4,807,078)
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (942,215)
Total $ (942,215)

174 - Notes to Financial Statements - December 31, 2022 - Index Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2022, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (359,947)
Total $ (359,947)
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (449,266)
Total $ (449,266)
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (484,138)
Total $ (484,138)
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (98,781)
Total $ (98,781)
International Index
Futures Contracts:
Average Notional Balance Long $ 15,082,075
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 9,191,283
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 27,845,009
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 4,509,149

Index Funds - December 31, 2022 - Notes to Financial Statements - 175
or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 24,756,934
International Index 10,207,792
Mid Cap Index 18,900,895
S&P 500 Index 160,324
Small Cap Index 17,799,384

176 - Notes to Financial Statements - December 31, 2022 - Index Funds
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
BofA Securities, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $17,758,481, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.50%, maturing 11/20/2049 - 7/20/2051; total market value $18,105,000.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Credit Suisse AG, 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $39,494,229, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.00%, maturing 2/23/2023 - 5/15/2037; total market value $40,284,146.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.

Index Funds - December 31, 2022 - Notes to Financial Statements - 177
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 4,756,934 – 4,756,934 (4,756,934) –
Credit Suisse AG 3,000,000 – 3,000,000 (3,000,000) –
MetLife, Inc. 15,000,000 – 15,000,000 (15,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 24,756,934 $ – $ 24,756,934 $ (24,756,934) $ –
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,207,792 $ – $ 2,207,792 $ (2,207,792) $ –
Credit Suisse AG 1,000,000 – 1,000,000 (1,000,000) –
MetLife, Inc. 7,000,000 – 7,000,000 (7,000,000) –
Total $ 10,207,792 $ – $ 10,207,792 $ (10,207,792) $ –
Mid Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BofA Securities, Inc. 3,000,000 – 3,000,000 (3,000,000) –

178 - Notes to Financial Statements - December 31, 2022 - Index Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,600,895 $ – $ 5,600,895 $ (5,600,895) $ –
MetLife, Inc. 300,000 – 300,000 (300,000) –
Pershing LLC 6,000,000 – 6,000,000 (6,000,000) –
Total $ 18,900,895 $ – $ 18,900,895 $ (18,900,895) $ –
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 160,324 $ – $ 160,324 $ (160,324) $ –
Total $ 160,324 $ – $ 160,324 $ (160,324) $ –
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BofA Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 3,799,384 – 3,799,384 (3,799,384) –
Credit Suisse AG 5,000,000 – 5,000,000 (5,000,000) –
MetLife, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 17,799,384 $ – $ 17,799,384 $ (17,799,384) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - December 31, 2022 - Notes to Financial Statements - 179
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to paydown reclass, foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), and non-taxable distributions. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Index $ – $ –
International Index – –
Mid Cap Index – –
S&P 500 Index 10,683 (10,683)
Small Cap Index – –

180 - Notes to Financial Statements - December 31, 2022 - Index Funds
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union (EU reclaims). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%

Index Funds - December 31, 2022 - Notes to Financial Statements - 181
For the year ended December 31, 2022, the Funds' effective advisory fee rates were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
f
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Fee Schedule
Advisory Fee
(annual rate)
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Bond Index 0.18% 0.18%
International Index 0.24 0.24
Mid Cap Index 0.21 0.21
S&P 500 Index 0.12 0.12
Small Cap Index 0.19 0.19
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Index All Classes 0.30
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund Classes
Amount
(annual rate)
Mid Cap Index Class II 0.72%
S&P 500 Index
Class I
Class II
0.54%
0.52%

182 - Notes to Financial Statements - December 31, 2022 - Index Funds
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $2,266,332 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $29,800.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Bond Index $ — $ — $ — $ —
International Index — — — —
Mid Cap Index — — — —
S&P 500 Index — — — —
Small Cap Index — — 14,895 14,895
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.

Index Funds - December 31, 2022 - Notes to Financial Statements - 183
The Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2023:
During the year ended December 31, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2023:
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
During the year ended December 31, 2022, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Cross trades for the year ended December 31, 2022 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading
Fund
Distribution
Fee Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 68,501
Fund Class I Class II Class IV Class VIII
Bond Index 0.15% N/A N/A N/A
International Index 0.15 0.14% N/A 0.15%
Mid Cap Index 0.15 0.10 N/A N/A
S&P 500 Index 0.15 0.15 0.10% N/A
Small Cap Index N/A 0.15 N/A N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 579,432
International Index 470,023
Mid Cap Index 1,249,276
S&P 500 Index 3,613,564
Small Cap Index 378,123
Fund Amount
S&P 500 Index $ 1,584,445
Small Cap Index 176,456

184 - Notes to Financial Statements - December 31, 2022 - Index Funds
is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended December 31, 2022, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the year ended December
31, 2022 were as follows:
J
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Bond Index $ – $ – $ –
International Index – – –
Mid Cap Index 50,844 85,701 503
S&P 500 Index – 40,411 (4,695)
Small Cap Index 10,397 7,762 271
Bond Index
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization (a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
December 31,
2022
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 40,000 126,525 — (70,476) 29,005 267 (47,021) 38,300 4,117 —
(a) Amortization is included in Dividend/Interest Income.

Index Funds - December 31, 2022 - Notes to Financial Statements - 185
6. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended December 31, 2022, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends
Fund Purchases
*
Sales
*
Bond Index $ 1,943,519,961 $ 1,917,754,498
International Index 115,081,561 447,906,066
Mid Cap Index 168,432,264 221,185,546
S&P 500 Index 199,169,118 53,448,001
Small Cap Index 99,724,374 61,701,600
*
Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 224,357,748 $ 185,347,271

186 - Notes to Financial Statements - December 31, 2022 - Index Funds
primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade

Index Funds - December 31, 2022 - Notes to Financial Statements - 187
date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 49,092,392 $ 15,681,619 $ 64,774,011 $ – $ 64,774,011
International Index 58,548,666 – 58,548,666 – 58,548,666
Mid Cap Index 50,347,029 251,846,551 302,193,580 – 302,193,580
S&P 500 Index 73,104,388 1,716,110,115 1,789,214,503 – 1,789,214,503
Small Cap Index 7,138,111 42,421,694 49,559,805 – 49,559,805
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 48,337,443 $ 8,440,944 $ 56,778,387 $ – $ 56,778,387
International Index 62,471,303 – 62,471,303 – 62,471,303
Mid Cap Index 24,292,150 21,379,863 45,672,013 – 45,672,013
S&P 500 Index 65,802,150 29,272,412 95,074,562 – 95,074,562
Small Cap Index 6,719,774 7,447,922 14,167,696 – 14,167,696
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

188 - Notes to Financial Statements - December 31, 2022 - Index Funds
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Index $ 4,318,001 $ – $ 4,318,001 $ – $ (32,591,103) $ (245,470,072) $ (273,743,174)
International Index 1,110,604 – 1,110,604 – (133,488,136) 270,063,993 137,686,461
Mid Cap Index 1,370,966 55,762,164 57,133,130 – – 289,176,191 346,309,321
S&P 500 Index 2,324,331 3,647,008 5,971,339 – – 1,587,748,587 1,593,719,926
Small Cap Index 553,863 2,100,221 2,654,084 – – 44,605,268 47,259,352
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 2,189,828,033 $ 2,463,570 $ (247,933,642) $ (245,470,072)
International Index 1,089,485,178 384,470,024 (114,279,688) 270,190,336
Mid Cap Index 786,371,169 365,432,792 (76,256,601) 289,176,191
S&P 500 Index 966,106,109 1,638,364,118 (50,615,531) 1,587,748,587
Small Cap Index 321,097,105 101,524,550 (56,919,282) 44,605,268
Fund Amount
Bond Index $ (32,591,103)
International Index (133,488,136)

Index Funds - December 31, 2022 - Report of Independent Registered Public Accounting Firm - 189
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Bond Index Fund, NVIT
International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Bond
Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index
Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of
December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December
31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

190 - Supplemental Information - December 31, 2022 (Unaudited) - Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2022)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2022 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information.  The Trustees submitted

Index Funds - December 31, 2022 (Unaudited) - Supplemental Information - 191
supplemental information requests to the Adviser following each meeting with Independent Legal Counsel.  At the Trustees’ regular quarterly meeting in December 2022, the Trustees met to give final consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that the Funds were shown to pay actual management fees and to have total expense ratios (including
12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians  (or, in the case of the total expense ratio of NVIT
S&P 500 Index Fund, was within what the Trustees considered a generally acceptable range of the Fund’s peer group median, less than one basis point).
In considering the performance of each of the Funds, the Trustees considered principally the gross investment performance of the
Funds, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities.  The
Trustees noted that the three-year gross investment performance of each of the Funds equaled or exceeded the performance of the Fund’s benchmark index, other than the NVIT Mid Cap Index Fund and the NVIT Small Cap Index Fund, whose performance was within eight basis points and five basis points, respectively, of their respective benchmarks.  The Trustees determined that those returns were consistent with a conclusion that each Fund’s investment advisory arrangements were appropriately designed to provide a return approximating that of the Fund’s benchmark index.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreements.

192 - Supplemental Information - December 31, 2022 (Unaudited) - Index Funds
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.  The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Bond Index – %
International Index –
Mid Cap Index 38.71
S&P 500 Index 77.88
Small Cap Index 56.01
Fund Amount
Bond Index $ 15,681,619
International Index –
Mid Cap Index 251,846,551
S&P 500 Index 1,716,110,115
Small Cap Index 42,421,694
Fund Amount Per Share
Bond Index $ – $ –
International Index 52,317,933 0.3551
Mid Cap Index – –
S&P 500 Index – –
Small Cap Index – –
Fund Amount Per Share
Bond Index $ – $ –
International Index 2,688,755 0.0182
Mid Cap Index – –
S&P 500 Index – –
Small Cap Index – –

Index Funds - December 31, 2022 - Management Information - 193
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

194 - Management Information - December 31, 2022 - Index Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - December 31, 2022 - Management Information - 195
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

196 - Market Index Definitions - December 31, 2022 - Index Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Index Funds - December 31, 2022 - Market Index Definitions - 197
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

198 - Market Index Definitions - December 31, 2022 - Index Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Index Funds - December 31, 2022 - Market Index Definitions - 199
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

200 - Market Index Definitions - December 31, 2022 - Index Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

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NAR-IDX (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
International Funds
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT NS Partners International Focused Growth Fund
(formerly, NVIT AllianzGI International Growth Fund)

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Example 24
Statements of Investments 26
Statements of Assets and Liabilities 42
Statements of Operations 46
Statements of Changes in Net Assets 48
Financial Highlights 55
Notes to Financial Statements 59
Report of Independent Registered Public Accounting Firm 79
Supplemental Information 80
Management Information 87
Market Index Definitions 90

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Columbia Overseas Value Fund
For the annual period ended December 31, 2022, the NVIT Columbia Overseas Value Fund Class I returned -5.99% versus
-5.58% for its benchmark, the MSCI EAFE
®
Value Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Foreign Large Value (consisting of 51 investments as of December 31, 2022), was -8.90% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Security selection within the Communication Services and Industrials sectors was the primary driver of the Fund’s narrow underperformance versus the MSCI EAFE
®
Value Index during the period. Also detracting, but to a lesser degree, was security selection within Germany and the United Kingdom. Significant individual detractors included French cloud and big-data provider,
Atos, German industrial equipment maker, Kion Group, and Swedish digital game maker, Stillfront Group. The Fund sold Atos during the third quarter but owns the other two securities as of the end of the reporting period.
A mid-single digit (approximately 5.4%) overweight to Canada, which is not included in the benchmark, was the largest contributor to relative performance. The overweight reflects the Fund’s overall positioning, which is best described as a “lopsided barbell”
balancing defensives like food with cyclicals, and materials and energy. Contributors from a sector perspective mirror that positioning, with overweight in Energy, Staples, and Health Care, and an underweight in Consumer Discretionary, all proving beneficial to relative results. Top individual performers included Canadian oil and petroleum shipping company, Teekay Tankers,
Japanese drugstore chain, MatsukiyoCocokara, and French integrated oil company, TotalEnergies SE. All three securities were held in the portfolio as of period-end.
During the period, the Fund bought and sold currency contracts to neutralize variances with benchmark exposures resulting from bottom-up selection and construction. A routine, long-established risk-control component of the investment process, the use of these derivatives had minimal effect on Fund performance for the calendar year.
The Fund did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Columbia Management Investment Advisors, LLC
Portfolio Manager:
Fred Copper
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies generally involve greater risk because: i) they are usually less stable in price and less liquid than larger, more established companies; ii) they are more vulnerable than larger companies to adverse business and economic developments; and ii) they may have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may concentrate investments in specific countries or sectors, subjecting it to greater volatility than that of other mutual funds. Some of the Fund's investments may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Growth and value style risks may subject the Fund to underperformance versus other funds that use different investing styles. The Fund may invest in REIT and real estate securities that pose risks that are associated with investing in real estate, including (1) possible declines in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds; (4) changes in interest rates; (5) unexpected vacancies of properties; (6) environmental problems; and (7) the relative lack of liquidity associated with investments in real estate. The Fund may hold larger positions in fewer securities and financial instruments than other funds;
therefore a change in value of a single security or instrument may have a substantial impact on the Fund's value and total return.
Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Columbia Overseas Value Fund - December 31, 2022 - Fund Commentary - 5
Asset Allocation
1
Common Stocks 97.8%
Repurchase Agreements 3.4%
Exchange Traded Fund 1.0%
Forward Currency Contracts
†
0.0%
Liabilities in excess of other assets (2.2)%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 13.1%
Banks 12.1%
Pharmaceuticals 10.1%
Insurance 8.4%
Food & Staples Retailing 5.8%
Diversified Telecommunication Services 4.2%
Tobacco 3.9%
Electronic Equipment, Instruments & Components 3.1%
Trading Companies & Distributors 3.0%
Metals & Mining 2.9%
Other Industries
#
33.4%
100.0%
Top Holdings
2
TotalEnergies SE 3.9%
Shell plc 3.2%
British American Tobacco plc 3.0%
AXA SA 2.7%
Novartis AG (Registered) 2.5%
ING Groep NV 2.4%
Koninklijke Ahold Delhaize NV 2.3%
Sanofi 2.2%
Takeda Pharmaceutical Co. Ltd. 2.1%
ITOCHU Corp. 2.1%
Other Holdings
#
73.6%
100.0%
Top Countries
2
Japan 19.3%
United Kingdom 14.9%
France 13.0%
Netherlands 10.5%
United States 6.3%
Canada 5.3%
Germany 4.4%
Spain 3.1%
Singapore 2.6%
Switzerland 2.5%
Other Countries
#
18.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT Columbia Overseas Value Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I
2
(5.99)% 0.70% 3.14% 3/24/2009
Class X (5.86)% N/A 8.34% 10/9/2020
Class Z (6.13)% N/A 8.07% 10/9/2020
MSCI EAFE
®
Value Index (5.58)% 0.17% 3.51%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.04% 1.03%
Class X 0.90% 0.89%
Class Z 1.15% 1.14%
N/A — Not Applicable.
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
Effective April 30, 2014, Class III Shares were renamed Class I Shares.

NVIT Columbia Overseas Value Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Columbia Overseas Value Fund versus the MSCI
EAFE
®
Value Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2022 - NVIT Emerging Markets Fund
For the annual period ended December 31, 2022, the NVIT Emerging Markets Fund Class I returned -24.75% versus -20.09% for its benchmark, the MSCI
®
Emerging Markets Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Diversified Emerging Mkts (consisting of 79 investments as of December 31, 2022), was -22.25% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The following commentary was provided by subadviser, NS Partners Ltd. For the reporting period of 1/1/2022 – 12/31/2022:
The portfolio trailed a surging Emerging Market (EM) benchmark over the year, which was defined by fears over surging inflation and exacerbated by Russia’s invasion of Ukraine. In response, central banks sharply tightened, leading to a rapid deterioration in money supply. Our view was that this tightening would precipitate an economic slowdown globally but would also lead to a peak in inflation around the middle of the year. Given this challenging backdrop, we maintained a defensive bias through the year and opted to sit out the rally in more extreme cyclicals, which was reflected in an underweight to the Gulf states. While this hurt performance through the second and third quarters, these markets started to pull back through the fourth quarter as a recession loom. Selective commodities exposure partially offset this drag. For example, PTT Exploration and Production is a Thai upstream oil name that was a beneficiary of strong oil prices through the year. Chile’s SQM is a lithium and plant nutrition commodity producer, which benefitted in particular from rising demand for electric vehicle batteries.
Stock picking and allocation in China were the largest detractors over the period. Improving Chinese liquidity and macro data indicated a potential bottoming of the economy and a potential bull market in Chinese equities emerging. Led by this data, we cautiously lifted China exposure to neutral from underweight at the beginning of the year, mindful of structural risks in the property market and potential fallout from the Chinese Communist Party (CCP) Congress in October. The reaction to President Xinjiang sweeping away internal opposition in the Politburo Standing Committee at Congress was seen as negatively by markets, and we viewed it as a backward step for China’s institutional quality; however, Congress was soon followed by the announcement of the first meaningful measures to support the property sector, the start of a diplomatic charm offensive, and emerging signals that
COVID restrictions were set to ease. A key catalyst for reopening was a tragic apartment block fire in President Xinjiang’s capital
Urumqi, where strict COVID controls were reported to have prevented residents from escaping the building. News of the fire led to remarkable scenes of protest across China, with demonstrators hitting out against Beijing’s draconian approach to COVID. More surprising was the subsequent acknowledgement by President Xinjiang that Chinese people were ‘frustrated’ with the restrictions and that Omicron is a less deadly strain than Delta. Testing and quarantine restrictions have since eased dramatically, which is taking place alongside a massive vaccination drive targeting the elderly to combat the inevitable spike in cases.
This sharp policy turnaround saw China H-shares, previously punished by foreign investors exiting China, bounce dramatically.
This bounce was a drag on performance as the portfolio was underweight H-shares at the outset of the rally, and overweight
A-shares, favoring companies that dominate their growing domestic markets and that have the potential to go global. While this was a source of outperformance for the Fund earlier in the year, A-shares were not beneficiaries of the initial upturn in sentiment on reopening. China A-shares in more cyclical industries dominate the largest detractors for performance during the period, including industrials like battery manufacturer, CATL, and manufacturing equipment maker, Sany Heavy Industry. While frustrating to trail the early stages of this rally, we were able to take advantage of pullbacks to add exposure in high quality H-shares. This includes companies set to enjoy a reopening boost, such as leading sportswear brand Li Ning, and shopping platform Meituan, whose super app covers personalized restaurant search, reviews, and delivery while expanding into groceries and retail.
Stock picking in Taiwan and South Korea were also detractors during the year, led by chipmakers which are exposed to weakening consumer demand for mobile handsets and other electronic goods as a recession begins to bite. TSMC’s stock in particular had taken a battering earlier in the year, with sentiment hit by the demand slump alongside fears that China is set to invade Taiwan.
Our view is that events in Ukraine and the unity of the Western response are significant deterrents to an invasion attempt. While tensions ran hot during former US House Speaker Pelosi’s trip to Taiwan in August, China has since toned down the rhetoric. At the CCP Congress in October, President Xinjiang reiterated existing policy that China would strive for peaceful reunification with
Taiwan but without ruling out the use of force. In the near term there are risks linked to customer inventory digestion, but valuations are compelling for the world’s most advanced semiconductor foundry. TSMC boasts dominant market share in advanced nodes, a diversified customer base that includes the likes of Apple, Nvidia, AMD, Intel and Qualcomm, and exposure to a long growth runway in high performance computing, AI and auto chips. Competitors are failing to keep pace with TSMC’s levels of reinvestment into capex and research and development, which reinforces a robust technological moat.
Stock picking in India was one of the strongest contributors to performance, led by PepsiCo bottler, Varun Beverages. The rapid growth of India’s middle class supports volume growth for Varun, which can then reinvest in capacity expansion, new geographies, and new segments such as energy drinks and dairy. Management was so successful that Varun is now the second largest PepsiCo bottler outside the US and is so well managed that it has taken over Pepsi’s Indian bottling operations. More broadly, the long-term structural story in India is strong, with growth potential that in many ways resembles China 25 years ago. One key catalyst for

NVIT Emerging Markets Fund - December 31, 2022 - Fund Commentary - 9
this growth is a series of policy reforms pushed through by the Modi Government over nearly a decade, in areas such as health, sanitation, insolvency and bankruptcy law, tax, digital land records and biometric identification. The cumulative effect of these measures is forming a virtuous circle, where an increase in the size of the formal economy in turn increases the government tax take, which allows it to reinvest into productivity enhancing projects such as national freight corridors. In the shorter term, there are risks for the market, with valuations rich and at a point where earnings are beginning to look vulnerable. Our overweight to India has therefore been pared back to a modest level, providing a source of cash to increase China exposure.
We remain cautiously positioned for now, with a preference for defensive sectors and quality. EM central banks responded earlier to rising inflation than their developed counterparts, and policy tightening is already being reflected in an easing of price pressures, which in turn has contributed to a pick-up in real money growth, in contrast to continued weakness in the G7. An improving monetary backdrop could support EM equities despite an expected intensification of global economic weakness in the first half of
2023.
The Fund did not invest in derivatives during the reporting period and did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
NS Partners Ltd.
Portfolio Manager:
Ian Beattie
The following commentary was provided by subadviser, Loomis, Sayles & Company, L.P., for the reporting period of 1/1/2022 –
12/31/2022:
We took a long-term approach to investing with an ownership mindset. While the strategy underperformed its benchmark in 2022, most of the underperformance occurred in the first half of the year given exposure to Russia, no exposure to commodities, and an underweight in China. Although global markets remained under pressure due to high inflation in the US, a strengthening dollar, hawkish Federal Reserve commentary and increasingly probability of a global recession, portfolio returns, while negative, did outperform their benchmark in the last six months of the year by over 200 basis points.
The three largest contributors for the year were Cholamandalam Investment, LG Energy, and Borouge Plc. Cholamandalam
shares rose 25.5% due to a recovery in commercial vehicle loan origination rates to pre-COVID levels and expansion into new verticals. We participated in the initial public offering (IPO) of LG Energy Solutions, a global leader in Lithium-ion batteries. LG has a diversified client base with strong tie-ups with key original equipment manufacturers in diverse regions, especially in Europe, the leader in the shift to electric vehicles. We also invested in the IPO of Borouge, a leading UAE polyolefin manufacturer, based on the company’s attractive outlook for growth combined with a compelling hard currency dividend yield and valuation discount. The
Fund do not have holdings in Borouge Plc and continues to hold LG Energy Solution and Cholamandalam Investment at the end
of reporting period.
The three main detractors were Taiwan Semiconductor Manufacturing Company (TSMC), Star Health, and TCS Group. Shares of
TSMC declined as the outlook for global semiconductors darkened, and TSMC warned of an industry-wide inventory correction that could potentially last into the first half of 2023. Despite the quarter-to-quarter volatility, the quality of TSMC as a leader enjoying structural growth remains unchanged with little evidence to suggest that there are any changes in structurally increasing silicon content. Star Health, a retail health insurer, underperformed due to higher-than-expected claims because of abnormal timing of monsoon-related charges. We believe the current competitive and regulatory structure of the Indian health insurance industry is supportive for Star Health to maintain its leadership position and deliver long-term premium growth based on severe under-
penetration of vital health coverage in India. TCS group, a Russian holding, was marked down to zero. The Fund continues to hold all 3 securities, as their stock prices rose above our target prices.
We take a long-term approach to investing with an ownership mindset. While the strategy underperformed its benchmark in 2022, most of the underperformance occurred in the first half of the year given exposure to Russia, no exposure to commodities, and an underweight in the China market. Although global markets remained under pressure due to high inflation in the US, a strengthening
Dollar, hawkish Federal Reserve commentary, and an increased probability of a global recession. The portfolio returns, while negative, did outperform their benchmark in the last six months of the year by over 200 basis points.
The Fund did not use derivatives, and there were no material liquidity events.

10 - Fund Commentary - December 31, 2022 - NVIT Emerging Markets Fund
Subadviser:
Loomis, Sayles, & Company, L.P.
Portfolio Manager:
Ashish Chugh
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Some of the Fund’s investments may subject the Fund to liquidity risk, making the Fund more volatile than other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Emerging Markets Fund - December 31, 2022 - Fund Commentary - 11
Asset Allocation
1
Common Stocks 98.9%
Repurchase Agreements 0.1%
Rights
†
0.0%
Other assets in excess of liabilities 1.0%
100.0%
Top Industries
2
Banks 11.8%
Semiconductors & Semiconductor Equipment 9.9%
Internet & Direct Marketing Retail 8.5%
Technology Hardware, Storage & Peripherals 5.7%
Interactive Media & Services 5.6%
Insurance 4.9%
Diversified Financial Services 4.3%
Beverages 3.9%
Textiles, Apparel & Luxury Goods 3.8%
Hotels, Restaurants & Leisure 3.3%
Other Industries
#
38.3%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 7.0%
Samsung Electronics Co. Ltd. 5.6%
Tencent Holdings Ltd. 4.8%
Alibaba Group Holding Ltd. 4.5%
Housing Development Finance Corp. Ltd. 2.8%
AIA Group Ltd. 2.7%
Varun Beverages Ltd. 2.6%
Shanghai Baosight Software Co. Ltd., Class A 2.4%
Meituan, Class B 2.2%
Max Healthcare Institute Ltd. 1.8%
Other Holdings
#
63.6%
100.0%
Top Countries
2
China 36.3%
India 17.8%
Taiwan 12.5%
South Korea 8.8%
Hong Kong 4.2%
Brazil 3.6%
Indonesia 3.6%
Thailand 2.9%
Greece 1.7%
Chile 1.5%
Other Countries
#
7.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

12 - Fund Commentary - December 31, 2022 - NVIT Emerging Markets Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (24.75)% (4.30)% (0.22)% 8/30/2000
Class II (24.92)% (4.54)% (0.47)% 8/30/2000
Class D (24.99)% (4.62)% 1.41% 7/29/2016
Class Y (24.60)% (4.16)% 0.14% 4/30/2014
MSCI Emerging Markets
®
Index (20.09)% (1.40)% 1.44%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.19% 1.10%
Class II 1.44% 1.35%
Class D 1.53% 1.44%
Class Y 1.04% 0.95%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Emerging Markets Fund - December 31, 2022 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Emerging Markets Fund versus performance of the
MSCI Emerging Markets
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2022 - NVIT International Equity Fund
For the annual period ended December 31, 2022, the NVIT International Equity Fund Class I returned -14.12% versus -16.00% for its benchmark, the MSCI
®
All Country World Index ex USA. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Foreign Large Blend (consisting of 131 investments as of December 31, 2022), was -14.80% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund outperformed its MSCI
®
All Country World Index ex USA benchmark by 1.88%. Both stock selection and sector allocation accounted for the outperformance. Selection was favorable in seven of eleven sectors for the year. Financials and Consumer
Staples were the best performing sectors, while Consumer Discretionary and Information Technology were the biggest detractors.
Regionally, stock selection was strongest in Japan and China and weakest in Taiwan and Australia.
2022 brought an end to a nearly 15-year cycle of monetary easing and rising equity multiples following the Global Financial crisis.
At the conclusion of most favorable financial periods, the ending tended to be a painful one for investors and the 2022 market dropped of nearly 20% was no exception.
Inflation fears dominated investor thinking for most of 2022 despite a generally favorable period of corporate earnings. As the global economy reopened after the pandemic, inflation began to surface but was dismissed, as transitory in most circles. The
24 February invasion of Ukraine by Russia triggered a disruption in the energy markets and further aggravated fragile supply chains that had just begun to recover from the global pandemic. Oil prices surged nearly 50% in less than two weeks as most of the developed world began to isolate Russia through economic sanctions and trade embargoes. Still, the sharp escalation in commodity prices and “great resignation” created labor imbalances and significant wage pressures in many parts of the developed markets as employers had difficulty filling positions. Unemployment remained at lows not seen in decades. Inflation soared driven in large part by more pernicious wage inflation, reaching double digits in most markets, more than double than the current interest rates.
The response from the central banks, led by the United States Federal Reserve (“Fed”), was harsh and extremely punishing to the capital markets. With the notable exceptions of the Bank of Japan (“BoJ”) and the People’s Bank of China, every major central bank increased interest rates in 2022. Bonds experienced their worst drawdown in nearly 70 years as yields soared. This effectively froze the real estate markets especially in the final quarter of the year. Stocks, which traditionally are better equipped to deal with rising inflation, fell in lock step. The US dollar surged on the back of the sharp increase in US rates reaching highs not seen in decades before trading off, prior to year-end.
European markets suffered to a similar extent, although the European Central Bank was slower to raise rates and started from a negative yield at the beginning of the year. The economy was in a comparatively more fragile condition than others, and this merited caution in raising rates for fears of triggering a deep recession. Corporate earnings in Europe have, to this point, remained ahead of expectations. With compelling valuations, the region closed with a strong fourth quarter enabling it to outperform the
World Indices in 2022.
Within Asia, the BoJ maintained an accommodative monetary policy as it continues to attempt to stimulate growth. Inflation remained at comparatively low levels averaging under 4% for the year. The market slipped a modest 4% in local terms, but a weak
Yen erased most of the comparative advantage for international investors. While China maintained a similar monetary policy, the draconian impact of their zero tolerance COVID policy and overbuilt real estate market sent the market plunging. President Xi
Jinping’s election to a third term and his speech reinforcing the theme of common prosperity and COVID policies sent the market to a multi-year low before it rallied with the lifting of several of the COVID restrictions and visible support to the real estate sector.
Energy was the best-performing sector in 2022, as shares of energy companies surged on bullish sentiment about the demand outlook for oil. Communication services was the worst-performing sector, as rising interest rates led investors to sell off technology stocks with high valuations and low-dividend payments.
From a factor perspective, value was by far the most effective factor for the year with an especially strong first and fourth quarter.
Sentiment worked well in the beginning of the year but suffered a large drawdown in November with increasing fears of a global recession and continued hawkish tones from the central banks. Growth measures were largely out of favor for most of the year.
Quality provided a modest but positive return in developed markets but was mixed in the emerging markets.
The three contributor investments to the Fund’s performance were Novo Nordisk, Bank of Baroda, and Imperial Brands. Novo
Nordisk’s stock rallied over the period and reached its all-time peak in December. Obesity and GLP-1 therapies remain the drivers of growth. The prevalence of diabetes is expected to soar in the coming decades as a result of an increasingly overweight and aging population. We continue to believe in Novo, and this remains a holding in the Fund. Bank of Baroda continued its strong performance in 2022, especially in the second half of the year with annual earnings growth of 58%. Metrics were favorable

NVIT International Equity Fund - December 31, 2022 - Fund Commentary - 15
throughout the bank with loan growth, margins, and asset quality all showing improvements. The interest rate cycle continues to benefit the bank, and they continue to guide for improved operating margins as a result. Wall Street analysts remain positive toward the stock. Imperial Brands has enjoyed strong results in the second half of the year. The company won aggregate share in its target markets, in a reversal of recent trends and grew organic revenue modestly as price/mix more than offset volume declines.
Imperial generates some of the highest margins in the industry on its cigarette portfolio.
The three detractor investments to the Fund’s performance were Deutsche Post, Nan Ya Printed Circuit Board, and Unimicron
Technology. Deutsche Post has come under pressure due to supply chain and inflationary concerns as shares have dropped significantly. Its legacy German Postal operations, which generated roughly 12% of total revenue, face secular demand declines and are heavily regulated. The company was de-rated due to concerns about demand, cost inflation and a broader rotation away from “COVID-19 winners” in the market. Nan Ya Printed Circuit Board’s stock price declined throughout the year. Business demand has been impacted by inflationary pressure and inventory adjustment; however, the company believes it is close to a bottom as it has seen restocking demand for IT, memory and mobile emerging lately. Unimicron Technology experienced a tough second half 2022. The company’s chairman acknowledged that the supply-demand gap has been narrowing, lowering their ability to raise prices. The company continues to focus on higher end substrates that they believe will have higher demand and pricing power;
however, threats from alternative packaging technologies, such as silicon interposer, which could significantly reduce the value-
add of substrate.
During the year, the Fund held no derivatives and had no liquidity events that materially impact performance.
Subadviser:
Lazard Asset Management
Portfolio Managers:
Paul Moghtader CFA, Susanne Willumsen, Taras Ivanenko PhD, CFA
* The MSCI ACWI Index is MSCI’s global equity index, designed to represent performance of large- and mid-cap stocks across
23 developed and 27 emerging markets. As of November 2020, it covered more than 3,000 constituents across 11 sectors and approximately 85% of the free float-adjusted market capitalization in each market. Please see also the description of the benchmark on the Market Index Definitions page at the back of this book.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund uses both a growth style and a value style of investing and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2022 - NVIT International Equity Fund
Asset Allocation
1
Common Stocks 99.0%
Repurchase Agreement 1.5%
Liabilities in excess of other assets (0.5)%
100.0%
Top Industries
2
Banks 12.3%
Pharmaceuticals 8.5%
Oil, Gas & Consumable Fuels 5.7%
Insurance 5.0%
Metals & Mining 4.3%
Semiconductors & Semiconductor Equipment 3.9%
Automobiles 3.5%
Tobacco 3.3%
Chemicals 3.2%
Capital Markets 2.8%
Other Industries
#
47.5%
100.0%
Top Holdings
2
Novo Nordisk A/S, Class B 3.6%
Unilever plc 2.4%
Japan Tobacco, Inc. 2.0%
Roche Holding AG 2.0%
Shin-Etsu Chemical Co. Ltd. 1.7%
Iberdrola SA 1.6%
Japan Post Holdings Co. Ltd. 1.5%
UBS Group AG (Registered) 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.4%
Loblaw Cos. Ltd. 1.4%
Other Holdings
#
80.9%
100.0%
Top Countries
2
Japan 13.6%
China 9.3%
United Kingdom 7.6%
Canada 7.4%
France 6.4%
Germany 5.3%
Denmark 4.6%
Australia 4.4%
United States 4.3%
Netherlands 4.3%
Other Countries
#
32.8%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT International Equity Fund - December 31, 2022 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.12)% 1.24% 4.51% 8/30/2000
Class II
2
(14.38)% 0.98% 4.25% 4/28/2008
MSCI ACWI
®
ex USA (16.00)% 0.88% 3.80%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.14% 1.13%
Class II 1.39% 1.38%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

18 - Fund Commentary - December 31, 2022 - NVIT International Equity Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT International Equity Fund versus performance of the
MSCI ACWI
®
ex USA over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT NS Partners International Focused Growth Fund - December 31, 2022 - Fund Commentary - 19
For the annual period ended December 31, 2022, the NVIT NS Partners International Focused Growth Fund (formerly, NVIT
AllianzGI International Growth Fund) Class I returned -37.93% versus -22.95% for its benchmark, the MSCI EAFE
®
Growth
Index* - Net Return. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Foreign Large Growth
(consisting of 77 investments as of December 31, 2022), was -24.58% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The following commentary is provided by Allianz Global Investors for the reporting period of 1/1/2022 - 07/15/2022**:
The Fund underperformed its benchmark during the report period of January 1, 2022, to July 15, 2022, in what was an especially challenging market environment. The Federal Reserve’s (“Fed”) increasingly hawkish response to high inflation prints reaching
40-year highs in many markets was the main driver, and interest rates eventually increased. The resulting higher discount rate has an over proportional impact on Growth companies, valued on their higher future cash flows, and a sharp rotation away from Growth broadly as a style. In almost all cases, the underperformance of the holdings was driven by this valuation multiple de-rating, rather than first quarter earnings downgrades. The Russia and Ukraine conflict, Energy Crisis and a resurgence of COVID in key Chinese cities only amplified this style rotation and encouraged market participants into risk-off positioning. Performing strongest year-to-
date was the Energy sector, while the selloff heavily impacted the Information Technology sector, the latter being where the Fund was overweight according to purely bottom-up, long term views.
The main active detractors during the period were Sea Ltd, Ambu AS Unsponsored Denmark ADR, Wix.com Ltd, and Mercardo
Libre. These companies with very high growth prospects had attracted relatively higher valuations. Given rising rates, the top active contributors included several companies within the Financials sector: AIA Group, and banks, HDFC Bank and Capitec.
Alibaba was also relatively more resilient, after being sold off heavily in prior quarters. At the time of closure, the Fund still held the abovementioned securities. The Fund did not invest in derivatives during the period and did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Allianz Global Investors U.S. LLC
Portfolio Managers:
Robert Hofmann, CFA and Tobias Kohls, CFA, FRM
The following commentary is provided by NS Partners Ltd for the reporting period of 7/29/2022 - 12/31/2022**:
International equity markets staged a rally towards the end of the year as data suggested inflation had peaked and China initiated a long-awaited re-opening, ending its zero-COVID policy. Global headline consumer price index (“CPI”) momentum has fallen sharply with weakness in commodity prices signaling a further slowdown. Global manufacturing supply conditions are normalizing, and the stock building downswing is accelerating. The US Federal Reserve Bank will remain hawkish until the demand for labor weakens as strong employment numbers and wage growth kept consumer spending solid throughout 2022.
In the Eurozone, money trends suggested a worsening outlook despite optimism on recent lower gas prices. A mild, windy winter has kept gas storage at higher than feared levels. UK money data is even weaker than the Eurozone, and the Bank of England is already softening its policy statements. The former Prime Minister, Liz Truss, and Chancellor Kwasi Kwarteng partly did the central banks’ job with a misjudged economic policy statement that led to a run-on UK government bonds and sterling. The Conservative
Party acknowledged its mistake in their choice of a leader, replacing Truss with former Chancellor Rishi Sunak, which calmed the markets.
In Japan, the Bank of Japan surprised markets raising the upper limit on its target government bond yield range to 50 basis point
(“bps”), citing deteriorating functioning of the bond market. The shift in policy comes before the departure of central bank governor
Haruhiko Kuroda in April and may be driven by the poor political ratings of Prime Minister Fumio Kishida as higher inflation and stronger yen have impacted consumer’s spending power in an economy that has had virtually no wage growth in over twenty years despite full employment.
In China, there has been a complete reversal of the zero COVID policy in response to public protests and the continuing damage to the economy of rolling lockdowns. Having secured an unprecedented third term in power, President Xi Jinping is resetting policy to improve foreign relations and economic growth in the face of a rising death toll from COVID, which the regime had failed to prepare for, despite three years of restrictions. The shift in policy has provided a much-needed boost to the equity market domestically and in Hong Kong.

20 - Fund Commentary - December 31, 2022 - NVIT NS Partners International Focused Growth Fund
Our global “excess” money indicators are likely to turn mixed in the first quarter of 2023, which should be favorable for government bonds and less negative for equities. We expect quality growth to outperform in response to lower bond yields, which should come about as inflation falls and unemployment rises as the major developed economies enter into a recession.
The Fund underperformed the MSCI EAFE
®
Growth Index during the period. The relative underperformance was driven by
Information Technology, Communication Services and Healthcare, partially offset by stronger performance in Financials and Real
Estate.
Top detractors from performance during the period included Cellnex (Communication Services), Xero (Information Technology)
and Lonza Group (Healthcare). Cellnex is a leading operator of telecom towers in Europe, and as an acquiror of long-life assets, the company was able to secure debt on future cashflows. As interest rates have increased the share price has lagged, due to the long duration characteristics of the company, but with rates likely to peak in the coming quarters we would look for this to improve. During the last results meeting, the company announced an increased focus on organic growth cash flow and maximizing shareholder value. With mergers and acquisitions taking a back seat, the Cellnex story goes back to basics, delivering new sites and growing tenancy ratios while keeping a lid on costs. Xero is a cloud-based accounting software company based in
Australia, which has been rapidly expanding into other English-speaking geographies. During the year, the market was concerned about slowing growth rates, and as interest rates have risen, valuation multiples have moved lower. Looking further ahead, the shift to digital taxation will continue to be a strong growth driver, as the ‘making tax digital’ push has proven effective in increasing government revenues and efficiency. As with the other longer duration holding, peaking interest rates in the coming quarters should enable a new base level for some of these names. Lonza is a leading contract development and manufacturing (CDMO)
partner for global pharmaceutical companies, producing active ingredients into a highly regulated industry. Sentiment towards the company was impacted midyear as one of its partner’s drugs failed a Phase III trial, leaving the market concerned about unfilled capacity, but the CDMO industry is growing fast and there is an excess of demand over supply. More recently, the US executive order on biomanufacturing favors Lonza over its Asian competitors as large drug companies will not want to take unnecessary geopolitical risk. Each of these positions was still held in the Fund at the end of the period.
Top contributors to performance during the period included Hannover Re (Financials), Universal Music (Communication Services)
and Prudential PLC (Financials). Hannover Re is one of the largest and most profitable reinsurers globally. Management have been highlighting the hardening pricing environment during the year and talking about a sweet spot for the re-insurers. Higher interest rates, large losses and inflation have all been catalysts to see firmer premiums. The company is clear that they are not willing to chase top line growth, which is reflected in market leading profitability and returns over the years. With global rates set to remain elevated for some time the company appears well positioned to benefit from the tailwinds into the new pricing season.
Universal Music is one of the big three record labels and recovered strongly towards the end of the year, having initially suffered from the perception that all subscription services would be cut post the COVID period. The read across from weaker TV streaming was misleading as music remains a key service that consumers are willing to pay for, with back catalogues in music being a major differentiator. The company has continued to grow sales through a combination of increased streaming penetration, price increases from the platforms, and higher physical sales and merchandising. In the near term fourth quarter numbers should improve with artists such as Taylor Swift contributing, and longer-term global subscriber penetration should continue to expand from the current low (at approximately 8%) levels. Prudential PLC started rallying during the fourth quarter on speculation that China would begin to relax COVID restrictions after the new year and has accelerated further with confirmation of the immediate reopening. The company is one of the region’s leading life insurers and has significant exposure to Hong Kong and emerging Asia, which have all suffered over the past two years with lockdowns. Upon full reopening we are anticipating a strong return to growth as sales forces are rebuilt, and the consumer resumes normal life. Investors had been calling for the company to spin off non-core businesses, change the CEO and move headquarters to the region, to which they have obliged, yet the shares still trade at a significant discount to peers. We would look for this gap to close as volumes pick up in the quarters ahead and more of the share trading shifts from the UK to Hong Kong. Each of these positions was still held in the Fund at the end of the period.
The Fund did not invest in derivatives during the reporting period and there were no liquidity events that had a material impact on the Fund’s performance.
Subadviser:
NS Partners Ltd
Portfolio Managers:
Julian Linton and Tim Bray

NVIT NS Partners International Focused Growth Fund - December 31, 2022 - Fund Commentary - 21
* Fund’s benchmark MSCI ACWI
®
ex USA Growth Index is replaced with MSCI EAFE
®
Growth Index, due to change of subadviser
and strategy of the Fund.
** During the period 07/16/2022 – 07/29/2022 the Fund was managed by a transitional manager.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may concentrate on specific sectors or countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.6%
Repurchase Agreements 1.2%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Professional Services 9.4%
Insurance 8.6%
Food Products 6.7%
Pharmaceuticals 6.5%
Health Care Equipment & Supplies 6.5%
Semiconductors & Semiconductor Equipment 4.3%
Textiles, Apparel & Luxury Goods 4.1%
Beverages 3.8%
Chemicals 3.6%
IT Services 3.5%
Other Industries
#
43.0%
100.0%
Top Holdings
2
Nestle SA (Registered) 3.8%
Novo Nordisk A/S, Class B 3.6%
Recruit Holdings Co. Ltd. 3.3%
Prudential plc 3.2%
Experian plc 3.1%
Bakkafrost P/F 3.0%
Wolters Kluwer NV 3.0%
AIA Group Ltd. 2.9%
AstraZeneca plc 2.9%
CSL Ltd. 2.8%
Other Holdings
#
68.4%
100.0%
Top Countries
2
Japan 15.3%
France 11.5%
Netherlands 9.4%
United States 8.5%
United Kingdom 7.4%
Hong Kong 6.1%
Australia 6.0%
Switzerland 6.0%
China 5.8%
Spain 5.6%
Other Countries
#
18.4%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

22 - Fund Commentary - December 31, 2022 - NVIT NS Partners International Focused Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (37.93)% 0.63% 4.26% 3/24/2008
Class II
2
(38.08)% 0.37% 4.00% 3/24/2008
MSCI ACWI
®
ex USA
Growth Index
3
(23.05)% 1.49% 4.68%
MSCI EAFE
®
Growth
Index
3
(22.95)% 2.49% 5.59%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.10% 0.97%
Class II 1.35% 1.22%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
Effective April 30, 2014, Class VI Shares were renamed Class II Shares.
3
Fund’s benchmark MSCI ACWI
®
ex USA Growth Index is replaced with MSCI EAFE
®
Growth Index, due to change of subadviser
and strategy of the Fund.

NVIT NS Partners International Focused Growth Fund - December 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT NS Partners International Focused Growth Fund
versus performance of the MSCI ACWI
®
ex USA Growth Index (previous benchmark) and the MSCI EAFE
®
Growth Index (new
benchmark as of 7/18/22) over the 10-year period ended 12/31/22. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
* Fund’s benchmark MSCI ACWI
®
ex USA Growth Index is replaced with MSCI EAFE
®
Growth Index, due to change of subadviser
and strategy of the Fund.

24 - Shareholder Expense Example - December 31, 2022 - International Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Columbia Overseas Value Fund
Class I Shares
Actual
(b)
1,000.00 1,086.10 5.10 0.97
Hypothetical
(b)(c)
1,000.00 1,020.32 4.94 0.97
Class X Shares
Actual
(b)
1,000.00 1,086.80 4.37 0.83
Hypothetical
(b)(c)
1,000.00 1,021.02 4.23 0.83
Class Z Shares
Actual
(b)
1,000.00 1,085.90 5.68 1.08
Hypothetical
(b)(c)
1,000.00 1,019.76 5.50 1.08

International Funds - December 31, 2022 - Shareholder Expense Example - 25
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Emerging Markets Fund
Class I Shares
Actual
(b)
1,000.00 952.10 5.31 1.08
Hypothetical
(b)(c)
1,000.00 1,019.76 5.50 1.08
Class II Shares
Actual
(b)
1,000.00 951.40 6.54 1.33
Hypothetical
(b)(c)
1,000.00 1,018.50 6.77 1.33
Class D Shares
Actual
(b)
1,000.00 951.00 6.69 1.36
Hypothetical
(b)(c)
1,000.00 1,018.35 6.92 1.36
Class Y Shares
Actual
(b)
1,000.00 952.90 4.58 0.93
Hypothetical
(b)(c)
1,000.00 1,020.52 4.74 0.93
NVIT International Equity Fund
Class I Shares
Actual
(b)
1,000.00 1,041.80 5.56 1.08
Hypothetical
(b)(c)
1,000.00 1,019.76 5.50 1.08
Class II Shares
Actual
(b)
1,000.00 1,039.80 6.84 1.33
Hypothetical
(b)(c)
1,000.00 1,018.50 6.77 1.33
NVIT NS Partners International Focused Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,015.00 4.93 0.97
Hypothetical
(b)(c)
1,000.00 1,020.32 4.94 0.97
Class II Shares
Actual
(b)
1,000.00 1,013.60 6.19 1.22
Hypothetical
(b)(c)
1,000.00 1,019.06 6.21 1.22
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

26 - Statement of Investments - December 31, 2022 - NVIT Columbia Overseas Value Fund
Common Stocks 97.8%
Shares Value ($)
AUSTRALIA 2.3%
Hotels, Restaurants & Leisure 0.8%
Flutter Entertainment plc *(a) 14,398 1,972,880
Metals & Mining 1.5%
Northern Star Resources Ltd. 487,057 3,566,543
5,539,423
BRAZIL 0.3%
Airlines 0.3%
Azul SA, ADR *(a) 104,165 636,448
CANADA 5.4%
Chemicals 0.6%
Nutrien Ltd. (a) 20,452 1,493,610
Food & Staples Retailing 1.6%
Alimentation Couche-Tard, Inc. 88,882 3,905,819
Metals & Mining 1.0%
Teck Resources Ltd.
, Class B
(a) 64,679 2,446,160
Oil, Gas & Consumable Fuels 1.7%
Cameco Corp. (a) 120,448 2,730,556
Teekay Tankers Ltd.
, Class A
* 32,611 1,004,745
Vermilion Energy, Inc. (a) 22,326 395,170
4,130,471
Paper & Forest Products 0.5%
West Fraser Timber Co. Ltd. 18,471 1,333,759
13,309,819
CHINA 0.8%
Water Utilities 0.8%
Guangdong Investment Ltd. (a) 1,938,000 1,984,052
FINLAND 2.1%
Paper & Forest Products 2.1%
UPM-Kymmene OYJ 137,285 5,146,263
FRANCE 13.3%
Banks 2.0%
BNP Paribas SA 87,927 5,003,693
Biotechnology 0.0%
†
DBV Technologies SA, ADR *(a) 34,031 52,067
Construction & Engineering 1.4%
Eiffage SA 34,126 3,365,020
Insurance 2.8%
AXA SA 245,936 6,854,419
Multi-Utilities 0.8%
Engie SA 139,507 1,998,305
Oil, Gas & Consumable Fuels 4.0%
TotalEnergies SE 157,308 9,818,408
Pharmaceuticals 2.3%
Sanofi 57,804 5,593,154
32,685,066
GERMANY 4.5%
Automobiles 0.6%
Mercedes-Benz Group AG 21,222 1,392,663
Chemicals 0.7%
Covestro AG Reg. S (b) 46,274 1,810,386
Common Stocks
Shares Value ($)
GERMANY
Machinery 1.4%
Duerr AG 72,440 2,444,469
KION Group AG 31,877 912,166
3,356,635
Multi-Utilities 1.2%
E.ON SE 301,693 3,011,026
Pharmaceuticals 0.6%
Bayer AG (Registered) 28,123 1,452,061
11,022,771
GREECE 0.6%
Banks 0.6%
Piraeus Financial Holdings SA * 1,004,863 1,540,944
HONG KONG 1.4%
Food Products 1.4%
WH Group Ltd. Reg. S (b) 5,715,377 3,325,071
IRELAND 1.0%
Banks 1.0%
Bank of Ireland Group plc 259,177 2,457,440
Biotechnology 0.0%
†
Amarin Corp. plc, ADR *(a) 29,778 36,031
2,493,471
ISRAEL 2.3%
Banks 0.7%
Bank Hapoalim BM 196,856 1,775,906
Diversified Telecommunication Services 0.8%
Bezeq The Israeli
Telecommunication Corp. Ltd. 1,189,433 2,052,015
Software 0.8%
Check Point Software
Technologies Ltd. * 14,756 1,861,617
5,689,538
JAPAN 19.7%
Auto Components 0.5%
Koito Manufacturing Co. Ltd. 89,400 1,331,683
Automobiles 1.2%
Toyota Motor Corp. 223,700 3,057,339
Banks 2.1%
Sumitomo Mitsui Financial Group,
Inc. 127,300 5,129,461
Construction & Engineering 0.5%
Kinden Corp. 118,100 1,293,428
Diversified Financial Services 1.8%
ORIX Corp. 277,000 4,466,573
Diversified Telecommunication Services 1.2%
Nippon Telegraph & Telephone
Corp. 104,800 2,991,419
Electronic Equipment, Instruments & Components 1.2%
Daiwabo Holdings Co. Ltd. 198,300 2,910,269
Equity Real Estate Investment Trusts (REITs) 0.2%
Invincible Investment Corp. 1,215 469,671

NVIT Columbia Overseas Value Fund - December 31, 2022 - Statement of Investments - 27
Common Stocks
Shares Value ($)
JAPAN
Food & Staples Retailing 2.0%
MatsukiyoCocokara & Co. 98,600 4,957,443
Health Care Providers & Services 1.0%
Ship Healthcare Holdings, Inc. 119,100 2,436,553
Insurance 1.6%
Dai-ichi Life Holdings, Inc. 176,000 3,996,696
Machinery 0.3%
Takuma Co. Ltd. 85,200 793,579
Pharmaceuticals 2.2%
Takeda Pharmaceutical Co. Ltd. 166,800 5,209,849
Professional Services 0.7%
BayCurrent Consulting, Inc. 57,500 1,797,959
Trading Companies & Distributors 3.2%
ITOCHU Corp. 165,000 5,159,042
Marubeni Corp. 215,700 2,464,972
7,624,014
48,465,936
NETHERLANDS 10.8%
Banks 3.2%
ABN AMRO Bank NV, CVA Reg.
S (b) 130,950 1,808,644
ING Groep NV 486,662 5,937,478
7,746,122
Food & Staples Retailing 2.3%
Koninklijke Ahold Delhaize NV 197,213 5,666,698
Insurance 2.0%
ASR Nederland NV 105,340 4,994,558
Oil, Gas & Consumable Fuels 3.3%
Shell plc 281,186 7,990,664
26,398,042
NORWAY 1.0%
Food Products 1.0%
Leroy Seafood Group ASA 431,095 2,427,595
RUSSIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 2.7%
Electronic Equipment, Instruments & Components 2.0%
Venture Corp. Ltd. 375,700 4,789,816
Oil, Gas & Consumable Fuels 0.7%
BW LPG Ltd. Reg. S (b) 224,810 1,744,045
6,533,861
SOUTH AFRICA 0.6%
Metals & Mining 0.6%
Sibanye Stillwater Ltd., ADR (a) 127,638 1,360,621
SOUTH KOREA 0.9%
Internet & Direct Marketing Retail 0.2%
Hyundai Home Shopping Network
Corp. * 13,374 571,833
Textiles, Apparel & Luxury Goods 0.7%
Youngone Corp. * 44,758 1,651,545
2,223,378
Common Stocks
Shares Value ($)
SPAIN 3.2%
Banks 2.0%
Banco Santander SA 1,659,469 4,969,838
Electric Utilities 1.0%
Endesa SA 125,777 2,373,346
Energy Equipment & Services 0.2%
Tecnicas Reunidas SA *(a) 44,041 430,931
7,774,115
SWEDEN 0.7%
Entertainment 0.3%
Stillfront Group AB * 481,548 806,768
Real Estate Management & Development 0.4%
Neobo Fastigheter AB *∞(a) 46,174 86,509
Samhallsbyggnadsbolaget i
Norden AB (a) 461,743 775,003
861,512
1,668,280
SWITZERLAND 2.6%
Pharmaceuticals 2.6%
Novartis AG (Registered) 69,393 6,285,709
TAIWAN 1.1%
Insurance 1.1%
Fubon Financial Holding Co. Ltd. 1,490,610 2,729,055
UNITED KINGDOM 15.1%
Banks 0.7%
Barclays plc 855,847 1,645,440
Capital Markets 1.2%
TP ICAP Group plc 1,403,988 2,958,457
Diversified Telecommunication Services 2.2%
BT Group plc 1,743,893 2,367,931
Liberty Global plc
, Class C
*(a) 160,659 3,121,603
5,489,534
Energy Equipment & Services 0.2%
John Wood Group plc * 239,898 390,027
Household Durables 0.2%
Crest Nicholson Holdings plc 164,607 472,537
Industrial Conglomerates 1.1%
DCC plc 56,366 2,782,584
Insurance 1.0%
Just Group plc 2,526,471 2,492,516
Oil, Gas & Consumable Fuels 2.0%
BP plc 836,589 4,864,961
Pharmaceuticals 0.8%
AstraZeneca plc, ADR 30,396 2,060,849
Tobacco 3.9%
British American Tobacco plc 188,458 7,477,016
Imperial Brands plc 89,982 2,248,162
9,725,178
Wireless Telecommunication Services 1.8%
Vodafone Group plc 4,283,503 4,342,061
37,224,144
UNITED STATES 5.4%
Biotechnology 0.2%
Insmed, Inc. *(a) 19,021 380,040

28 - Statement of Investments - December 31, 2022 - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Sage Therapeutics, Inc. * 5,657 215,758
595,798
Chemicals 0.6%
Livent Corp. *(a) 72,140 1,433,422
Diversified Financial Services 0.7%
Burford Capital Ltd. (a) 212,818 1,734,467
Food Products 0.3%
JBS SA 169,756 716,272
Health Care Equipment & Supplies 0.0%
†
Quotient Ltd. *(a) 2,252 856
Oil, Gas & Consumable Fuels 1.7%
Diversified Energy Co. plc Reg. S 2,276,268 3,197,430
Energy Fuels, Inc. *(a) 157,325 976,988
4,174,418
Pharmaceuticals 1.9%
Jazz Pharmaceuticals plc * 29,445 4,690,882
13,346,115
Total Common Stocks
(cost $209,341,924) 239,809,717
Exchange Traded Fund 1.0%
UNITED STATES 1.0%
iShares MSCI EAFE Value ETF (a) 54,779 2,513,261
Total Exchange Traded Fund
(cost $2,531,847) 2,513,261
Repurchase Agreements 3.4%
Principal
Amount ($)
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$5,753,734, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $5,866,005.(c)
(d) 5,750,986 5,750,986
Credit Suisse AG, 4.27%,
dated 12/30/2022, due
1/3/2023, repurchase price
$2,000,949, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037; total
market value $2,040,970.(c)
(d) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $600,287,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $612,318.(c)(d) 600,000 600,000
Total Repurchase Agreements
(cost $8,350,986) 8,350,986
Total Investments
(cost $220,224,757) — 102.2% 250,673,964
Liabilities in excess of other assets — (2.2)% (5,459,361)
NET ASSETS — 100.0%
$ 245,214,603
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $15,405,165, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,350,986 and by
$7,574,466 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/15/2023 –
2/15/2052, a total value of $15,925,452.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $8,688,146 which represents 3.54% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$8,350,986.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Columbia Overseas Value Fund - December 31, 2022 - Statement of Investments - 29
Forward Foreign Currency Contracts outstanding as of December 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 19,120,000 USD 13,009,248 Goldman Sachs International 1/18/2023 16,442
CHF 1,833,000 USD 1,949,363 Goldman Sachs International 1/18/2023 36,177
DKK 6,919,000 USD 973,862 Goldman Sachs International 1/18/2023 23,264
EUR 3,453,000 USD 3,659,526 Goldman Sachs International 1/18/2023 40,471
GBP 606,000 USD 731,620 Goldman Sachs International 1/18/2023 1,291
SEK 25,446,000 USD 2,436,656 Goldman Sachs International 1/18/2023 3,999
USD 7,788,555 CAD 10,467,000 Goldman Sachs International 1/18/2023 57,591
USD 740,505 GBP 606,000 Goldman Sachs International 1/18/2023 7,594
USD 2,918,871 TWD 88,398,000 Goldman Sachs International
**
1/18/2023 38,615
Total unrealized appreciation 225,444
SEK 7,488,000 USD 723,790 Goldman Sachs International 1/18/2023 (5,578)
USD 5,588,638 EUR 5,351,000 Goldman Sachs International 1/18/2023 (145,125)
USD 491,622 JPY 66,367,000 Goldman Sachs International 1/18/2023 (15,050)
USD 1,469,928 KRW 1,913,508,000 Goldman Sachs International
**
1/18/2023 (43,718)
Total unrealized depreciation (209,471)
Net unrealized appreciation 15,973
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
GBP British pound
JPY Japanese yen
KRW South Korean won
SEK Swedish krona
TWD Taiwan new dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2022 - NVIT Emerging Markets Fund
Common Stocks 98.9%
Shares Value ($)
ARGENTINA 0.2%
Hotels, Restaurants & Leisure 0.2%
Despegar.com Corp. *(a) 187,142 960,038
BRAZIL 3.6%
Banks 1.2%
Banco Bradesco SA, ADR 821,532 2,366,012
Itau Unibanco Holding SA, ADR 783,390 3,689,767
6,055,779
Interactive Media & Services 0.1%
VTEX
, Class A
*(a) 84,423 316,586
Internet & Direct Marketing Retail 0.5%
MercadoLibre, Inc. * 2,684 2,271,308
Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA, ADR 319,400 3,401,610
Road & Rail 0.5%
Localiza Rent a Car SA 218,159 2,197,094
Software 0.6%
TOTVS SA 535,322 2,786,211
Specialty Retail 0.0%
†
Lojas Renner SA 59,579 224,430
17,253,018
CHILE 1.5%
Banks 0.9%
Banco Santander Chile 105,789,152 4,234,060
Chemicals 0.6%
Sociedad Quimica y Minera de
Chile SA, ADR 36,288 2,897,234
7,131,294
CHINA 35.8%
Airlines 1.4%
Spring Airlines Co. Ltd.
, Class A
* 739,825 6,839,754
Automobiles 0.9%
NIO, Inc., ADR * 462,500 4,509,375
Beverages 1.4%
Kweichow Moutai Co. Ltd.
, Class A
27,600 6,829,768
Construction Materials 0.4%
China National Building Material
Co. Ltd.
, Class H
2,594,000 2,130,820
Diversified Consumer Services 1.6%
China Education Group Holdings
Ltd. Reg. S 5,854,000 7,576,190
Electrical Equipment 2.5%
Contemporary Amperex
Technology Co. Ltd.
, Class A
107,400 6,081,147
NARI Technology Co. Ltd.
, Class A
1,651,793 5,776,828
11,857,975
Entertainment 1.5%
NetEase, Inc. 488,003 7,113,397
Food Products 0.2%
China Mengniu Dairy Co. Ltd. * 240,000 1,079,521
Common Stocks
Shares Value ($)
CHINA
Health Care Equipment & Supplies 1.4%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
, Class A
148,100 6,722,173
Household Durables 1.2%
Haier Smart Home Co. Ltd.
, Class H
1,690,600 5,763,249
Interactive Media & Services 5.3%
Kuaishou Technology Reg. S *(b) 327,500 2,936,739
Tencent Holdings Ltd. 534,200 22,704,679
25,641,418
Internet & Direct Marketing Retail 7.8%
Alibaba Group Holding Ltd. * 1,932,369 21,335,605
JD.com, Inc.
, Class A
192,011 5,397,495
Meituan
, Class B
Reg. S *(b) 482,300 10,664,319
37,397,419
IT Services 0.5%
GDS Holdings Ltd., ADR *(a) 27,117 559,153
GDS Holdings Ltd.
, Class A
* 277,200 718,062
Vnet Group, Inc., ADR *(a) 185,651 1,052,640
2,329,855
Life Sciences Tools & Services 1.3%
Hangzhou Tigermed Consulting
Co. Ltd.
, Class H
Reg. S (b) 301,400 3,458,442
Wuxi Biologics Cayman, Inc. Reg.
S *(b) 346,000 2,656,265
6,114,707
Machinery 1.7%
Jiangsu Hengli Hydraulic Co. Ltd.
,
Class A
452,600 4,112,450
Sany Heavy Industry Co. Ltd.
,
Class A
1,850,646 4,207,419
8,319,869
Semiconductors & Semiconductor Equipment 1.2%
LONGi Green Energy Technology
Co. Ltd.
, Class A
835,983 5,084,378
Silergy Corp. 60,000 850,816
5,935,194
Software 2.6%
Kingdee International Software
Group Co. Ltd. * 709,000 1,509,322
Shanghai Baosight Software Co.
Ltd.
, Class A
1,739,428 11,211,928
12,721,250
Textiles, Apparel & Luxury Goods 2.9%
Li Ning Co. Ltd. 806,000 6,916,486
Shenzhou International Group
Holdings Ltd. 604,200 6,798,964
13,715,450
172,597,384
FRANCE 0.2%
Textiles, Apparel & Luxury Goods 0.2%
LVMH Moet Hennessy Louis
Vuitton SE 1,167 847,762
GREECE 1.7%
Hotels, Restaurants & Leisure 1.3%
OPAP SA 415,894 5,896,127

NVIT Emerging Markets Fund - December 31, 2022 - Statement of Investments - 31
Common Stocks
Shares Value ($)
GREECE
Industrial Conglomerates 0.4%
Mytilineos SA 96,091 2,085,427
7,981,554
HONG KONG 4.2%
Insurance 4.2%
AIA Group Ltd. 1,147,200 12,638,707
Prudential plc 550,752 7,453,124
20,091,831
INDIA 17.6%
Automobiles 0.6%
Maruti Suzuki India Ltd. 28,095 2,841,485
Banks 2.6%
HDFC Bank Ltd. 112,784 2,220,190
HDFC Bank Ltd., ADR 62,262 4,259,343
ICICI Bank Ltd., ADR 266,089 5,824,688
12,304,221
Beverages 2.6%
Varun Beverages Ltd. 778,402 12,393,327
Construction & Engineering 1.0%
Larsen & Toubro Ltd. 181,901 4,574,606
Consumer Finance 0.1%
Cholamandalam Investment and
Finance Co. Ltd. 65,501 570,323
Diversified Financial Services 3.4%
Bajaj Finserv Ltd. 203,710 3,795,893
Housing Development Finance
Corp. Ltd. 415,796 13,239,304
17,035,197
Health Care Providers & Services 1.8%
Max Healthcare Institute Ltd. * 1,614,245 8,578,281
Hotels, Restaurants & Leisure 0.7%
Devyani International Ltd. * 1,507,778 3,295,074
Insurance 0.6%
Star Health & Allied Insurance Co.
Ltd. * 453,664 3,105,859
Personal Products 0.5%
Hindustan Unilever Ltd. 76,433 2,360,184
Real Estate Management & Development 0.5%
Indiabulls Real Estate Ltd. * 2,373,898 2,318,786
Road & Rail 1.2%
Container Corp. of India Ltd. 662,710 5,899,687
Textiles, Apparel & Luxury Goods 0.6%
Titan Co. Ltd. 99,060 3,100,353
Wireless Telecommunication Services 1.4%
Bharti Airtel Ltd. 670,366 6,516,473
84,893,856
INDONESIA 3.5%
Banks 1.7%
Bank Central Asia Tbk. PT 8,632,200 4,732,604
Bank Rakyat Indonesia Persero
Tbk. PT 10,932,100 3,465,597
8,198,201
Common Stocks
Shares Value ($)
INDONESIA
Chemicals 0.4%
Avia Avian Tbk. PT 47,791,400 1,932,713
Diversified Telecommunication Services 1.4%
Telkom Indonesia Persero Tbk. PT 28,610,000 6,892,423
17,023,337
JAPAN 0.1%
Personal Products 0.1%
Shiseido Co. Ltd. 11,300 556,871
KENYA 0.3%
Wireless Telecommunication Services 0.3%
Safaricom plc 6,563,970 1,285,464
MALAYSIA 1.5%
Banks 1.5%
Public Bank Bhd. 7,249,400 7,101,117
MEXICO 1.4%
Food & Staples Retailing 1.4%
Wal-Mart de Mexico SAB de CV 1,937,449 6,819,574
PERU 0.5%
Banks 0.3%
Credicorp Ltd. 9,451 1,282,123
Food & Staples Retailing 0.2%
InRetail Peru Corp. Reg. S (b) 34,611 1,142,509
2,424,632
PHILIPPINES 1.4%
Food Products 0.9%
Monde Nissin Corp. Reg. S (b) 20,476,600 4,083,621
Hotels, Restaurants & Leisure 0.5%
Jollibee Foods Corp. 621,670 2,571,251
Independent Power and Renewable Electricity Producers
0.0%
†
ACEN Corp. 315,000 43,211
6,698,083
QATAR 0.2%
Banks 0.2%
Qatar National Bank QPSC 146,390 723,625
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
(Preference) *^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Food & Staples Retailing 0.0%
†
Magnit PJSC *^∞ 32,259 0
Interactive Media & Services 0.0%
†
Yandex NV
, Class A
*^∞ 33,418 0
Oil, Gas & Consumable Fuels 0.0%
†
Gazprom PJSC ^∞ 1,425,666 0
0
SOUTH AFRICA 1.2%
Banks 0.4%
Capitec Bank Holdings Ltd. 17,646 1,930,208

32 - Statement of Investments - December 31, 2022 - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
SOUTH AFRICA
Diversified Financial Services 0.8%
FirstRand Ltd. 1,041,588 3,804,363
5,734,571
SOUTH KOREA 8.7%
Banks 1.3%
KB Financial Group, Inc. 162,763 6,199,476
Chemicals 0.9%
LG Chem Ltd. * 8,578 4,103,463
Electrical Equipment 0.8%
LG Energy Solution Ltd. * 10,438 3,616,655
Pharmaceuticals 0.1%
Yuhan Corp. * 11,494 521,798
Technology Hardware, Storage & Peripherals 5.6%
Samsung Electronics Co. Ltd. 599,216 26,424,279
Samsung Electronics Co. Ltd.
(Preference) 20,016 805,401
27,229,680
41,671,072
TAIWAN 12.4%
Banks 1.6%
CTBC Financial Holding Co. Ltd. 10,911,000 7,841,990
Communications Equipment 0.5%
Accton Technology Corp. 285,541 2,176,206
Electronic Equipment, Instruments & Components 0.5%
E Ink Holdings, Inc. 455,000 2,381,041
Food & Staples Retailing 1.2%
President Chain Store Corp. 646,000 5,707,897
Semiconductors & Semiconductor Equipment 8.6%
eMemory Technology, Inc. 62,000 2,688,623
MediaTek, Inc. 257,032 5,220,854
Taiwan Semiconductor
Manufacturing Co. Ltd. 2,300,002 33,521,720
41,431,197
59,538,331
THAILAND 2.9%
Food Products 0.6%
Betagro PCL * 3,026,500 2,971,012
Hotels, Restaurants & Leisure 0.6%
Minor International PCL * 3,079,300 2,889,483
Oil, Gas & Consumable Fuels 1.1%
PTT Exploration & Production PCL 963,975 4,916,903
Specialty Retail 0.6%
Home Product Center PCL 6,530,100 2,923,088
13,700,486
Total Common Stocks
(cost $529,594,333) 475,033,900
Rights 0.0%
†
Number of
Rights
Value ($)
BRAZIL 0.0%
†
Road & Rail 0.0%
†
Localiza Rent a Car SA, expiring
01/31/23* 953 1,942
Total Rights
(cost $0) 1,942
Repurchase Agreements 0.1%
Principal
Amount ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$10,005, collateralized by
U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049; total
market value $10,200.(c)(d) 10,000 10,000
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$579,251, collateralized by
U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $590,553.(c)(d) 578,974 578,974
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $14,768,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $15,063.(c)(d) 14,760 14,760
Total Repurchase Agreements
(cost $603,734) 603,734
Total Investments
(cost $530,198,067) — 99.0% 475,639,576
Other assets in excess of liabilities — 1.0% 4,808,456
NET ASSETS — 100.0%
$ 480,448,032

NVIT Emerging Markets Fund - December 31, 2022 - Statement of Investments - 33
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $763,078, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $603,734 and by $186,488
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 4.38%, and
maturity dates ranging from 1/19/2023 – 11/15/2051, a total
value of $790,222.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $24,941,895 which represents 5.19% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was $603,734.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - December 31, 2022 - NVIT International Equity Fund
Common Stocks 99.0%
Shares Value ($)
AUSTRALIA 4.4%
Commercial Services & Supplies 0.3%
Brambles Ltd. 25,985 213,413
Equity Real Estate Investment Trusts (REITs) 0.4%
Charter Hall Group 38,310 312,014
Health Care Providers & Services 0.3%
Sonic Healthcare Ltd. 13,450 274,234
Hotels, Restaurants & Leisure 0.8%
Aristocrat Leisure Ltd. 32,187 664,702
Metals & Mining 2.0%
Allkem Ltd. * 21,453 162,975
BHP Group Ltd. 28,630 886,420
Core Lithium Ltd. *(a) 101,935 68,930
Coronado Global Resources, Inc.
CRDI Reg. S (b) 62,183 82,950
Lynas Rare Earths Ltd. * 15,201 80,624
Perseus Mining Ltd. 181,118 254,192
Pilbara Minerals Ltd. *(a) 36,632 93,346
1,629,437
Oil, Gas & Consumable Fuels 0.4%
Yancoal Australia Ltd. (a) 83,696 341,968
Software 0.2%
WiseTech Global Ltd. 5,208 179,592
3,615,360
AUSTRIA 0.1%
Construction Materials 0.1%
Wienerberger AG 4,277 103,530
BRAZIL 1.8%
Banks 0.1%
Banco Santander Brasil SA 11,600 62,524
Metals & Mining 0.9%
Vale SA, ADR (a) 44,610 757,031
Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA (Preference) 127,300 595,856
Paper & Forest Products 0.1%
Suzano SA 8,300 77,037
1,492,448
CANADA 7.4%
Chemicals 0.5%
Nutrien Ltd. (a) 5,246 383,115
Diversified Financial Services 0.2%
Element Fleet Management Corp.
(a) 14,487 197,404
Electric Utilities 0.1%
Hydro One Ltd. Reg. S (a)(b) 2,943 78,835
Food & Staples Retailing 1.9%
Alimentation Couche-Tard, Inc. 4,560 200,384
Loblaw Cos. Ltd. 13,118 1,159,888
Metro, Inc. 4,412 244,289
1,604,561
Insurance 0.9%
Definity Financial Corp. 5,707 162,190
iA Financial Corp., Inc. 9,986 584,631
746,821
Common Stocks
Shares Value ($)
CANADA
IT Services 0.7%
CGI, Inc. * 6,423 553,640
Metals & Mining 0.3%
Agnico Eagle Mines Ltd. 1,637 85,066
Stelco Holdings, Inc. (a) 5,717 187,006
272,072
Multiline Retail 0.7%
Dollarama, Inc. 9,299 543,861
Oil, Gas & Consumable Fuels 0.7%
Canadian Natural Resources Ltd. 1,436 79,744
Tourmaline Oil Corp. (a) 9,053 456,795
536,539
Paper & Forest Products 0.1%
Canfor Corp. * 4,875 76,725
Road & Rail 0.6%
Canadian National Railway Co. 3,804 451,873
Software 0.7%
Constellation Software, Inc. 371 579,231
6,024,677
CHILE 0.4%
Chemicals 0.4%
Sociedad Quimica y Minera de
Chile SA, ADR (a) 3,993 318,801
CHINA 9.2%
Banks 1.4%
Bank of China Ltd.
, Class H
2,428,000 883,490
Bank of Communications Co. Ltd.
,
Class H
379,000 217,137
1,100,627
Capital Markets 0.3%
China Galaxy Securities Co. Ltd.
,
Class H
434,000 211,881
Consumer Finance 0.2%
360 DigiTech, Inc., ADR 6,694 136,290
Diversified Consumer Services 0.2%
New Oriental Education &
Technology Group, Inc., ADR * 3,603 125,456
Diversified Telecommunication Services 0.2%
China Tower Corp. Ltd.
, Class H
Reg. S (b) 1,522,000 163,816
Entertainment 0.8%
NetEase, Inc. 36,500 532,044
Tencent Music Entertainment
Group, ADR * 15,885 131,528
663,572
Household Durables 0.3%
Haier Smart Home Co. Ltd.
, Class H
67,200 229,085
Independent Power and Renewable Electricity Producers
0.3%
China Longyuan Power Group
Corp. Ltd.
, Class H
191,000 233,661
Interactive Media & Services 1.1%
Baidu, Inc., ADR * 2,608 298,303
Tencent Holdings Ltd. 13,800 586,530
884,833

NVIT International Equity Fund - December 31, 2022 - Statement of Investments - 35
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail 1.6%
Alibaba Group Holding Ltd. * 40,600 448,271
Alibaba Group Holding Ltd., ADR * 2,708 238,548
JD.com, Inc.
, Class A
13,357 375,470
Pinduoduo, Inc., ADR * 2,377 193,844
Vipshop Holdings Ltd., ADR * 8,080 110,211
1,366,344
Marine 0.6%
COSCO SHIPPING Holdings Co.
Ltd.
, Class H
(a) 220,349 224,756
SITC International Holdings Co.
Ltd. (a) 123,000 271,503
496,259
Metals & Mining 0.1%
Ganfeng Lithium Group Co. Ltd.
Reg. S (b) 9,800 73,218
Oil, Gas & Consumable Fuels 1.8%
China Petroleum & Chemical
Corp.
, Class H
892,000 431,099
PetroChina Co. Ltd.
, Class H
2,490,000 1,139,856
1,570,955
Pharmaceuticals 0.2%
CSPC Pharmaceutical Group Ltd. 181,200 190,398
Specialty Retail 0.1%
China Yongda Automobiles
Services Holdings Ltd. 162,500 119,764
7,566,159
COLOMBIA 0.1%
Banks 0.1%
Bancolombia SA, ADR 2,242 63,987
CZECH REPUBLIC 0.2%
Electric Utilities 0.2%
CEZ A/S 4,295 146,256
DENMARK 4.6%
Marine 0.9%
AP Moller - Maersk A/S
, Class B
316 709,756
Pharmaceuticals 3.6%
Novo Nordisk A/S
, Class B
21,536 2,915,974
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 1,594 112,461
3,738,191
FRANCE 6.5%
Aerospace & Defense 0.1%
Airbus SE 596 70,866
Auto Components 0.3%
Cie Generale des Etablissements
Michelin SCA 9,121 253,627
Banks 1.1%
BNP Paribas SA 13,227 752,714
Societe Generale SA 8,312 208,549
961,263
Building Products 0.5%
Cie de Saint-Gobain 8,222 403,649
Common Stocks
Shares Value ($)
FRANCE
Construction & Engineering 1.0%
Vinci SA 8,009 799,899
Hotels, Restaurants & Leisure 0.6%
La Francaise des Jeux SAEM
Reg. S (b) 11,788 473,584
Insurance 0.6%
AXA SA 16,923 471,657
IT Services 0.5%
Capgemini SE 2,618 439,075
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 179 58,317
Oil, Gas & Consumable Fuels 0.5%
Gaztransport Et Technigaz SA 667 71,260
TotalEnergies SE 5,048 315,072
386,332
Textiles, Apparel & Luxury Goods 1.1%
Hermes International 347 535,470
Kering SA 653 334,194
869,664
Trading Companies & Distributors 0.1%
Rexel SA * 4,185 82,934
5,270,867
GERMANY 5.3%
Air Freight & Logistics 1.3%
Deutsche Post AG (Registered) 27,543 1,036,769
Auto Components 0.1%
Schaeffler AG (Preference) (a) 11,006 74,954
Automobiles 0.4%
Bayerische Motoren Werke AG 4,080 364,161
Capital Markets 0.9%
Deutsche Bank AG (Registered) 67,474 764,785
Diversified Telecommunication Services 0.3%
Telefonica Deutschland Holding
AG 83,913 206,752
Electrical Equipment 0.3%
Siemens Energy AG 12,252 230,523
Machinery 0.4%
Rational AG 491 291,005
Marine 0.1%
Hapag-Lloyd AG Reg. S (a)(b) 603 114,630
Pharmaceuticals 1.0%
Merck KGaA 4,349 842,229
Textiles, Apparel & Luxury Goods 0.5%
HUGO BOSS AG 6,535 378,831
4,304,639
GREECE 0.1%
Diversified Telecommunication Services 0.1%
Hellenic Telecommunications
Organization SA 4,527 70,702
HONG KONG 1.5%
Capital Markets 0.1%
Futu Holdings Ltd., ADR *(a) 1,712 69,593

36 - Statement of Investments - December 31, 2022 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
HONG KONG
Food Products 0.4%
WH Group Ltd. Reg. S (b) 627,500 365,065
Marine 0.2%
Orient Overseas International Ltd.
(a) 9,500 171,314
Oil, Gas & Consumable Fuels 0.1%
United Energy Group Ltd. (a) 846,000 83,424
Real Estate Management & Development 0.7%
Swire Pacific Ltd.
, Class A
56,000 491,145
1,180,541
INDIA 4.0%
Aerospace & Defense 0.7%
Hindustan Aeronautics Ltd. Reg. S 18,052 550,920
Banks 2.9%
Bank of Baroda 457,554 1,021,489
ICICI Bank Ltd. 40,469 433,767
Karur Vysya Bank Ltd. (The) 65,952 90,138
State Bank of India 116,375 859,904
2,405,298
Chemicals 0.1%
GHCL Ltd. 10,801 66,500
Metals & Mining 0.3%
Vedanta Ltd. 66,563 247,055
3,269,773
INDONESIA 1.1%
Banks 0.5%
Bank Mandiri Persero Tbk. PT 638,400 405,705
Diversified Telecommunication Services 0.3%
Telkom Indonesia Persero Tbk. PT 1,166,600 281,045
Food Products 0.2%
First Resources Ltd. 57,200 63,268
Golden Agri-Resources Ltd. 367,700 68,560
131,828
Household Products 0.1%
Unilever Indonesia Tbk. PT 327,600 98,802
917,380
IRELAND 0.3%
Trading Companies & Distributors 0.3%
AerCap Holdings NV * 3,648 212,751
ISRAEL 0.4%
Diversified Telecommunication Services 0.4%
Bezeq The Israeli
Telecommunication Corp. Ltd. 172,082 296,877
ITALY 1.4%
Aerospace & Defense 0.1%
Leonardo SpA 10,348 89,199
Automobiles 0.1%
Ferrari NV 401 85,796
Banks 0.8%
Banco BPM SpA 55,601 198,583
UniCredit SpA 29,102 413,839
612,422
Common Stocks
Shares Value ($)
ITALY
IT Services 0.2%
Reply SpA 1,330 152,961
Textiles, Apparel & Luxury Goods 0.2%
Moncler SpA 3,321 176,779
1,117,157
JAPAN 13.6%
Automobiles 1.2%
Honda Motor Co. Ltd. 22,200 507,585
Toyota Motor Corp. 34,800 475,616
983,201
Banks 0.6%
77 Bank Ltd. (The) 15,200 255,596
Nishi-Nippon Financial Holdings,
Inc. 31,700 231,939
487,535
Building Products 0.9%
AGC, Inc. (a) 9,300 308,083
Daikin Industries Ltd. 3,000 461,488
769,571
Chemicals 2.0%
Nissan Chemical Corp. 5,200 228,896
Shin-Etsu Chemical Co. Ltd. 11,500 1,401,108
1,630,004
Diversified Financial Services 0.3%
ORIX Corp. 16,200 261,222
Electronic Equipment, Instruments & Components 0.2%
Hirose Electric Co. Ltd. 1,300 162,614
Health Care Equipment & Supplies 0.2%
Nihon Kohden Corp. 3,300 80,520
Olympus Corp. 5,900 104,286
184,806
Health Care Providers & Services 0.3%
H.U. Group Holdings, Inc. 12,500 272,561
Independent Power and Renewable Electricity Producers
0.2%
Electric Power Development Co.
Ltd. 8,100 128,854
Insurance 2.9%
Dai-ichi Life Holdings, Inc. 36,300 824,319
Japan Post Holdings Co. Ltd. 150,000 1,264,583
MS&AD Insurance Group
Holdings, Inc. 10,900 348,865
2,437,767
Media 0.2%
SKY Perfect JSAT Holdings, Inc. 35,400 129,698
Pharmaceuticals 0.3%
Chugai Pharmaceutical Co. Ltd.
(a) 8,500 215,986
Real Estate Management & Development 0.5%
Daiwa House Industry Co. Ltd. 17,700 406,142
Technology Hardware, Storage & Peripherals 0.2%
Canon, Inc. (a) 7,800 168,659
Tobacco 2.0%
Japan Tobacco, Inc. (a) 79,500 1,607,496

NVIT International Equity Fund - December 31, 2022 - Statement of Investments - 37
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors 1.2%
ITOCHU Corp. 5,600 175,095
Mitsui & Co. Ltd. 26,300 764,733
939,828
Wireless Telecommunication Services 0.4%
SoftBank Corp. 27,000 305,282
11,091,226
MALAYSIA 0.3%
Chemicals 0.3%
Petronas Chemicals Group Bhd. 128,800 251,556
MEXICO 0.6%
Beverages 0.6%
Coca-Cola Femsa SAB de CV,
ADR 6,840 464,299
NETHERLANDS 4.3%
Insurance 0.5%
NN Group NV 10,399 424,709
IT Services 0.5%
Adyen NV Reg. S *(b) 306 423,448
Oil, Gas & Consumable Fuels 0.9%
Shell plc 26,729 759,577
Professional Services 1.0%
Wolters Kluwer NV 7,761 810,707
Semiconductors & Semiconductor Equipment 1.4%
ASML Holding NV 1,972 1,067,451
3,485,892
NIGERIA 0.1%
Wireless Telecommunication Services 0.1%
Airtel Africa plc Reg. S (b) 71,053 96,005
NORWAY 0.1%
Oil, Gas & Consumable Fuels 0.1%
DNO ASA 57,344 69,444
PHILIPPINES 0.1%
Banks 0.1%
BDO Unibank, Inc. 48,864 92,245
POLAND 0.2%
Electric Utilities 0.2%
PGE Polska Grupa Energetyczna
SA * 86,044 134,837
SAUDI ARABIA 0.9%
Banks 0.1%
Al Rajhi Bank * 3,132 62,827
Electric Utilities 0.2%
Saudi Electricity Co. 26,170 160,776
IT Services 0.3%
Arabian Internet &
Communications Services Co. 4,138 267,639
Media 0.3%
Saudi Research & Media Group * 4,603 223,571
714,813
Common Stocks
Shares Value ($)
SINGAPORE 1.5%
Banks 0.4%
DBS Group Holdings Ltd. 8,600 217,721
Oversea-Chinese Banking Corp.
Ltd. 8,800 79,850
297,571
Industrial Conglomerates 0.4%
Jardine Cycle & Carriage Ltd. 16,400 350,395
Semiconductors & Semiconductor Equipment 0.7%
STMicroelectronics NV 16,359 581,562
1,229,528
SOUTH AFRICA 1.2%
Banks 0.4%
Absa Group Ltd. 16,745 191,137
Standard Bank Group Ltd. 10,656 105,238
296,375
Metals & Mining 0.6%
Anglo American plc 2,324 90,898
Gold Fields Ltd., ADR (a) 14,975 154,991
Impala Platinum Holdings Ltd. 10,002 125,053
Sibanye Stillwater Ltd. 54,048 143,500
514,442
Specialty Retail 0.1%
Motus Holdings Ltd. 14,778 96,233
Wireless Telecommunication Services 0.1%
Vodacom Group Ltd. 11,508 82,554
989,604
SOUTH KOREA 3.4%
Automobiles 0.8%
Kia Corp. * 13,061 616,024
Banks 0.3%
Woori Financial Group, Inc. 26,288 241,489
Diversified Financial Services 0.1%
Meritz Financial Group, Inc. * 2,765 94,284
Electronic Equipment, Instruments & Components 0.1%
LG Innotek Co. Ltd. * 333 67,299
Entertainment 0.5%
NCSoft Corp. * 1,219 435,886
Machinery 0.3%
Hyundai Rotem Co. Ltd. * 11,204 249,664
Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd. 23,082 1,017,871
2,722,517
SPAIN 2.9%
Electric Utilities 1.6%
Iberdrola SA 111,524 1,304,553
Specialty Retail 1.3%
Industria de Diseno Textil SA 40,460 1,077,375
2,381,928
SWEDEN 1.1%
Automobiles 0.2%
Volvo Car AB
, Class B
*(a) 36,310 165,889

38 - Statement of Investments - December 31, 2022 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
SWEDEN
Building Products 0.1%
Assa Abloy AB
, Class B
3,697 79,544
Communications Equipment 0.5%
Telefonaktiebolaget LM Ericsson
,
Class B
71,618 419,423
Hotels, Restaurants & Leisure 0.2%
Betsson AB
, Class B
* 22,018 179,083
Interactive Media & Services 0.1%
Hemnet Group AB 5,308 63,894
907,833
SWITZERLAND 2.4%
Building Products 0.3%
Belimo Holding AG (Registered) 472 225,511
Capital Markets 1.5%
UBS Group AG (Registered) 66,497 1,239,476
Pharmaceuticals 0.6%
Novartis AG (Registered) 5,050 457,436
1,922,423
TAIWAN 3.8%
Banks 0.3%
SinoPac Financial Holdings Co.
Ltd. 467,000 252,757
Electrical Equipment 0.3%
Chung-Hsin Electric & Machinery
Manufacturing Corp. 39,000 85,220
Voltronic Power Technology Corp. 3,000 150,536
235,756
Electronic Equipment, Instruments & Components 0.9%
Lotes Co. Ltd. 3,000 80,561
Nan Ya Printed Circuit Board Corp. 42,000 309,721
Unimicron Technology Corp. 81,000 315,783
706,065
Entertainment 0.3%
International Games System Co.
Ltd. 15,000 211,414
Marine 0.2%
Evergreen Marine Corp. Taiwan
Ltd. 8,000 41,732
Wan Hai Lines Ltd. 17,250 44,914
Yang Ming Marine Transport Corp. 23,000 48,969
135,615
Semiconductors & Semiconductor Equipment 1.8%
ASPEED Technology, Inc. 2,100 114,953
Faraday Technology Corp. 11,000 50,929
Global Unichip Corp. 4,000 83,311
Taiwan Semiconductor
Manufacturing Co. Ltd. 81,000 1,180,546
United Microelectronics Corp. * 51,000 67,004
Via Technologies, Inc. 31,000 67,724
1,564,467
3,106,074
THAILAND 0.6%
Banks 0.2%
Krung Thai Bank PCL 278,500 142,033
Common Stocks
Shares Value ($)
THAILAND
Health Care Providers & Services 0.1%
Bumrungrad Hospital PCL 12,800 78,157
Oil, Gas & Consumable Fuels 0.2%
PTT Exploration & Production PCL 28,100 143,328
Real Estate Management & Development 0.1%
Land & Houses PCL 302,800 86,363
449,881
TURKEY 0.8%
Banks 0.6%
Akbank TAS 105,863 110,607
Turkiye Garanti Bankasi A/S 225,012 361,609
472,216
Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S 75,828 153,706
625,922
UNITED ARAB EMIRATES 0.3%
Real Estate Management & Development 0.3%
Emaar Properties PJSC 172,065 273,886
UNITED KINGDOM 7.7%
Banks 2.6%
Barclays plc 291,817 561,044
HSBC Holdings plc 16,434 102,490
NatWest Group plc 167,530 534,779
Standard Chartered plc 119,455 896,595
2,094,908
Electric Utilities 0.4%
SSE plc 17,331 357,468
Equity Real Estate Investment Trusts (REITs) 0.1%
Safestore Holdings plc 5,596 63,991
Food & Staples Retailing 0.1%
Tesco plc 42,936 116,411
IT Services 0.3%
Endava plc, ADR * 3,174 242,811
Media 0.1%
Future plc 3,225 49,454
Oil, Gas & Consumable Fuels 0.2%
Harbour Energy plc 53,038 195,769
Personal Products 2.4%
Unilever plc 38,586 1,936,299
Tobacco 1.4%
Imperial Brands plc 43,916 1,097,223
Wireless Telecommunication Services 0.1%
Vodafone Group plc 69,417 70,366
6,224,700
UNITED STATES 4.3%
Automobiles 0.7%
Stellantis NV 42,711 605,499
Biotechnology 0.1%
CSL Ltd. 539 105,100
Electrical Equipment 0.6%
Schneider Electric SE 3,507 493,223

NVIT International Equity Fund - December 31, 2022 - Statement of Investments - 39
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals 2.9%
GSK plc 40,237 699,714
Roche Holding AG 5,095 1,601,164
2,300,878
3,504,700
Total Common Stocks
(cost $76,433,764) 80,449,409
Repurchase Agreement 1.5%
Principal
Amount ($)
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$1,226,124, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $1,250,049.(c)
(d) 1,225,538 1,225,538
Total Repurchase Agreement
(cost $1,225,538) 1,225,538
Total Investments
(cost $77,659,302) — 100.5% 81,674,947
Liabilities in excess of other assets — (0.5)% (422,857)
NET ASSETS — 100.0%
$ 81,252,090
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $6,073,291, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,225,538 and by
$5,192,907 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.63%, and maturity dates ranging from 2/28/2023 –
5/15/2052, a total value of $6,418,445.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $1,871,551 which represents 2.30% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$1,225,538.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CDI CREST Depository Interest
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - December 31, 2022 - NVIT NS Partners International Focused Growth Fund
Common Stocks 99.6%
Shares Value ($)
AUSTRALIA 6.1%
Capital Markets 1.7%
Macquarie Group Ltd. 32,214 3,657,102
Equity Real Estate Investment Trusts (REITs) 2.4%
Goodman Group 452,471 5,315,908
Oil, Gas & Consumable Fuels 2.0%
Santos Ltd. 907,181 4,448,330
13,421,340
CHINA 5.8%
Beverages 2.0%
Budweiser Brewing Co. APAC Ltd.
Reg. S (a) 1,395,600 4,390,315
Internet & Direct Marketing Retail 2.4%
Alibaba Group Holding Ltd., ADR * 28,758 2,533,292
JD.com, Inc., ADR (b) 50,522 2,835,801
5,369,093
Textiles, Apparel & Luxury Goods 1.4%
Shenzhou International Group
Holdings Ltd. 279,000 3,139,541
12,898,949
DENMARK 3.6%
Pharmaceuticals 3.6%
Novo Nordisk A/S
, Class B
58,616 7,936,604
FAROE ISLANDS 3.1%
Food Products 3.1%
Bakkafrost P/F 108,132 6,759,028
FRANCE 11.6%
Aerospace & Defense 2.7%
Airbus SE 50,593 6,015,626
Beverages 1.8%
Remy Cointreau SA 23,552 3,971,026
Personal Products 2.6%
L'Oreal SA 15,701 5,632,624
Software 1.8%
Dassault Systemes SE 111,653 4,026,999
Textiles, Apparel & Luxury Goods 2.7%
Hermes International 3,837 5,921,030
25,567,305
GERMANY 2.5%
Insurance 2.5%
Hannover Rueck SE 27,904 5,547,016
HONG KONG 6.2%
Insurance 6.2%
AIA Group Ltd. 593,000 6,533,083
Prudential plc 523,375 7,082,642
13,615,725
INDIA 2.6%
Banks 1.4%
HDFC Bank Ltd., ADR (b) 43,526 2,977,613
Health Care Providers & Services 1.2%
Max Healthcare Institute Ltd. * 501,786 2,666,548
5,644,161
Common Stocks
Shares Value ($)
JAPAN 15.3%
Electronic Equipment, Instruments & Components 2.6%
Keyence Corp. 14,400 5,637,667
Health Care Equipment & Supplies 6.3%
Hoya Corp. 62,600 6,056,875
Olympus Corp. 220,200 3,892,189
Terumo Corp. 150,800 4,264,450
14,213,514
Household Durables 2.2%
Sony Group Corp. 62,800 4,788,871
Interactive Media & Services 1.0%
Z Holdings Corp. 831,000 2,100,836
Professional Services 3.2%
Recruit Holdings Co. Ltd. 228,000 7,251,280
33,992,168
NETHERLANDS 9.4%
Entertainment 2.8%
Universal Music Group NV 252,964 6,106,343
IT Services 1.7%
Adyen NV Reg. S *(a) 2,735 3,784,739
Professional Services 3.0%
Wolters Kluwer NV 64,550 6,742,839
Semiconductors & Semiconductor Equipment 1.9%
ASML Holding NV 7,660 4,146,382
20,780,303
NEW ZEALAND 1.5%
Software 1.5%
Xero Ltd. * 68,039 3,247,878
SINGAPORE 1.7%
Banks 1.7%
DBS Group Holdings Ltd. 144,800 3,665,817
SPAIN 5.7%
Diversified Telecommunication Services 2.3%
Cellnex Telecom SA Reg. S (a) 153,523 5,105,504
IT Services 1.8%
Amadeus IT Group SA * 76,762 3,958,622
Specialty Retail 1.6%
Industria de Diseno Textil SA 129,099 3,437,669
12,501,795
SWITZERLAND 6.1%
Chemicals 3.7%
Givaudan SA (Registered) 1,186 3,615,797
Sika AG (Registered) 18,318 4,419,939
8,035,736
Life Sciences Tools & Services 2.4%
Lonza Group AG (Registered) 10,904 5,366,708
13,402,444
TAIWAN 2.4%
Semiconductors & Semiconductor Equipment 2.4%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 71,571 5,331,324

NVIT NS Partners International Focused Growth Fund - December 31, 2022 - Statement of Investments - 41
Common Stocks
Shares Value ($)
UNITED KINGDOM 7.4%
Capital Markets 1.4%
London Stock Exchange Group plc 34,892 3,010,623
Pharmaceuticals 3.0%
AstraZeneca plc 47,975 6,510,944
Professional Services 3.0%
Experian plc 200,626 6,830,026
16,351,593
UNITED STATES 8.6%
Biotechnology 2.8%
CSL Ltd. 31,403 6,123,295
Electrical Equipment 2.0%
Schneider Electric SE 31,840 4,477,962
Food Products 3.8%
Nestle SA (Registered) 72,400 8,361,149
18,962,406
Total Common Stocks
(cost $217,575,509) 219,625,856
Repurchase Agreements 1.2%
Principal
Amount ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$25,012, collateralized by
U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049; total
market value $25,500.(c)(d) 25,000 25,000
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$1,708,063, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $1,741,392.(c)
(d) 1,707,247 1,707,247
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.33%, dated
12/30/2022, due 1/3/2023,
repurchase price $1,000,482,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.63% - 8.50%, maturing
7/16/2023 - 11/20/2072; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,732,247) 2,732,247
Total Investments
(cost $220,307,756) — 100.8% 222,358,103
Liabilities in excess of other assets — (0.8)% (1,691,465)
NET ASSETS — 100.0%
$ 220,666,638
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $13,280,558 which represents 6.02% of net assets.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $5,231,875, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,732,247 and by
$2,707,423 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 4.38%, and maturity dates ranging from 1/19/2023 –
11/15/2051, a total value of $5,439,670.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$2,732,247.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

42 - Statements of Assets and Liabilities - December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
Assets:
Investment securities, at value
*
$ 242,322,978
Repurchase agreements, at value 8,350,986
Cash 481,156
Foreign currencies, at value —
Interest and dividends receivable 436,889
Security lending income receivable 14,174
Receivable for investments sold 622,147
Receivable for capital shares issued 17
Reclaims receivable 2,308,832
Unrealized appreciation on forward foreign currency contracts (Note 2) 225,444
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 311
Total Assets 254,762,934
Liabilities:
Payable for investments purchased 117,821
Payable for capital shares redeemed 480,735
Foreign currency overdraft payable (Note 2) 86
Unrealized depreciation on forward foreign currency contracts (Note 2) 209,471
Payable upon return of securities loaned (Note 2) 8,350,986
Accrued expenses and other payables:
Investment advisory fees 156,199
Fund administration fees 25,120
Distribution fees 37,402
Administrative servicing fees 8,922
Accounting and transfer agent fees 2,030
Trustee fees 77
Deferred capital gain country tax —
Custodian fees 13,472
Compliance program costs (Note 3) 268
Professional fees 15,665
Printing fees 42,974
Other 87,103
Total Liabilities 9,548,331
Net Assets $ 245,214,603
* Includes value of securities on loan (Note 2) 15,405,165
Cost of investment securities 211,873,771
Cost of repurchase agreements 8,350,986
Cost of foreign currencies (85)
Represented by:
Capital $ 245,790,123
Total distributable earnings (loss) (575,520)
Net Assets $ 245,214,603

International Funds - December 31, 2022 - Statements of Assets and Liabilities - 43
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 475,035,842 $ 80,449,409 $ 219,625,856
603,734 1,225,538 2,732,247
6,114,229 588,336 122,375
40,388 444 2,950
930,557 197,035 64,794
575 5,237 721
— — —
38,670 564 97,239
63,761 365,807 1,197,552
— — —
— — 54,638
175 80 19
482,827,931 82,832,450 223,898,391
— — —
133,541 51,455 59,846
— — —
— — —
603,734 1,225,538 2,732,247
356,107 55,064 150,848
28,152 15,209 20,087
21,272 7,924 34,359
33,244 12,501 30,256
2,220 1,922 1,957
45 20 34
1,140,838 162,064 90,658
11,386 430 2,014
535 90 248
17,917 21,783 32,620
22,126 24,576 53,927
8,782 1,784 22,652
2,379,899 1,580,360 3,231,753
$ 480,448,032 $ 81,252,090 $ 220,666,638
763,078 6,073,291 5,231,875
529,594,333 76,433,764 217,575,509
603,734 1,225,538 2,732,247
38,151 435 2,909
$ 633,177,125 $ 82,439,049 $ 253,295,740
(152,729,093) (1,186,959) (32,629,102)
$ 480,448,032 $ 81,252,090 $ 220,666,638

44 - Statements of Assets and Liabilities - December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
Net Assets:
Class I Shares $ 27,291,606
Class II Shares —
Class D Shares —
Class X Shares 41,808,416
Class Y Shares —
Class Z Shares 176,114,581
Total $ 245,214,603
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 2,604,498
Class II Shares —
Class D Shares —
Class X Shares 4,016,521
Class Y Shares —
Class Z Shares 16,973,598
Total 23,594,617
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 10 .48
Class II Shares $ —
Class D Shares $ —
Class X Shares $ 10 .41
Class Y Shares $ —
Class Z Shares $ 10 .38

International Funds - December 31, 2022 - Statements of Assets and Liabilities - 45
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 47,204,750 $ 44,377,100 $ 61,455,363
80,197,202 36,874,990 159,211,275
19,012,751 — —
— — —
334,033,329 — —
— — —
$ 480,448,032 $ 81,252,090 $ 220,666,638
4,610,085 4,886,325 8,973,277
7,959,808 4,108,876 23,513,882
1,882,858 — —
— — —
32,663,203 — —
— — —
47,115,954 8,995,201 32,487,159
$ 10 .24 $ 9 .08 $ 6 .85
$ 10 .08 $ 8 .97 $ 6 .77
$ 10 .10 $ — $ —
$ — $ — $ —
$ 10 .23 $ — $ —
$ — $ — $ —

46 - Statements of Operations - For the Year Ended December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
INVESTMENT INCOME:
Dividend income $ 10,179,924
European Union tax reclaims (Note 2) 267,457
Income from securities lending (Note 2) 123,295
Interest income 21,771
Income from non-cash dividends —
Foreign tax withholding (982,725)
Total Income 9,609,722
EXPENSES:
Investment advisory fees 1,879,974
Fund administration fees 85,562
Distribution fees Class II Shares —
Distribution fees Class D Shares —
Distribution fees Class Z Shares 454,045
Administrative servicing fees Class I Shares 42,661
Administrative servicing fees Class II Shares —
Administrative servicing fees Class D Shares —
Administrative servicing fees Class X Shares 4,061
Administrative servicing fees Class Z Shares 18,163
Professional fees 64,152
Printing fees 24,627
Trustee fees 8,869
Custodian fees 1,094
Accounting and transfer agent fees 8,061
Compliance program costs (Note 3) 947
Other 2,439
Total expenses before fees waived and expenses reimbursed 2,594,655
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,594,655
NET INVESTMENT INCOME 7,015,067
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 6,093,001
Settlement proceeds (Note 10 ) —
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) (673,866)
Foreign currency transactions (Note 2) (65,378)
Net realized gains (losses) 5,353,757
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (29,871,494)
Forward foreign currency contracts (Note 2) 141,235
Translation of assets and liabilities denominated in foreign currencies (Note 2) (92,122)
Net change in unrealized appreciation/depreciation (29,822,381)
Net realized/unrealized gains (losses) (24,468,624)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (17,453,557)
† Net of capital gain country taxes $ —
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ —

International Funds - For the Year Ended December 31, 2022 - Statements of Operations - 47
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 11,829,011 $ 4,274,782 $ 3,037,690
— 57,002 716,370
3,943 29,804 45,932
238,454 9,401 12,106
596,998 — 394,599
(1,335,494) (378,174) (361,813)
11,332,912 3,992,815 3,844,884
4,708,343 688,176 2,001,478
184,355 75,150 113,013
220,578 97,822 416,573
55,247 — —
— — —
75,188 70,339 102,939
132,347 58,694 249,945
47,660 — —
— — —
— — —
58,024 45,581 166,301
37,663 9,615 22,493
17,186 3,028 7,616
2,606 6,105 13,894
9,506 7,851 8,077
2,029 350 917
12,929 1,063 7,764
5,563,661 1,063,774 3,111,010
(432,732) (8,603) (136,445)
— — (274,757)
5,130,929 1,055,171 2,699,808
6,201,983 2,937,644 1,145,076
(72,523,316) (5,507,701) (36,910,367)
— — 2,187,429
— — (201,446)
— — —
(1,022,287) (67,529) (35,513)
(73,545,603) (5,575,230) (34,959,897)
(76,713,572) (11,840,178) (94,706,331)
— — —
(59,414) (9,515) (49,744)
(76,772,986) (11,849,693) (94,756,075)
(150,318,589) (17,424,923) (129,715,972)
$ (144,116,606) $ (14,487,279) $ (128,570,896)
$ (602,137) $ (10,802) $ (182,436)
$ (515,977) $ (143,083) $ 231,295

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - December 31, 2022 - International Funds
NVIT Columbia Overseas Value Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 7,015,067 $ 7,080,007
Net realized gains (losses) 5,353,757 22,659,389
Net change in unrealized appreciation/depreciation (29,822,381) (160,730)
Change in net assets resulting from operations (17,453,557) 29,578,666
Distributions to Shareholders From:
Distributable earnings:
Class I (1,016,244) (816,062)
Class II — —
Class D — —
Class X (1,504,480) (1,466,804)
Class Y — —
Class Z (6,508,505) (6,382,852)
Change in net assets from shareholder distributions (9,029,229) (8,665,718)
Change in net assets from capital transactions (8,760,209) (44,714,951)
Change in net assets (35,242,995) (23,802,003)
Net Assets:
Beginning of year 280,457,598 304,259,601
End of year $ 245,214,603 $ 280,457,598

International Funds - December 31, 2022 - Statements of Changes in Net Assets - 49
NVIT Emerging Markets Fund NVIT International Equity Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 6,201,983 $ 4,896,631 $ 2,937,644 $ 2,343,268
(73,545,603) 81,220,970 (5,575,230) 17,930,890
(76,772,986) (129,959,623) (11,849,693) (7,776,619)
(144,116,606) (43,842,022) (14,487,279) 12,497,539
(461,208) (623,509) (7,552,956) (1,425,531)
(581,346) (578,650) (6,294,817) (1,086,970)
(35,972) (320,952) — —
— — — —
(4,338,556) (3,906,770) — —
— — — —
(5,417,082) (5,429,881) (13,847,773) (2,512,501)
49,227,177 32,151,052 6,549,920 (9,007,789)
(100,306,511) (17,120,851) (21,785,132) 977,249
580,754,543 597,875,394 103,037,222 102,059,973
$ 480,448,032 $ 580,754,543 $ 81,252,090 $ 103,037,222

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - December 31, 2022 - International Funds
NVIT Columbia Overseas Value Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,040,455 $ 32,809
Dividends reinvested 1,016,244 816,062
Cost of shares redeemed (5,483,855) (170,672,867)
Total Class I Shares (2,427,156) (169,823,996)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class D Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class D Shares — —
Class X Shares
Proceeds from shares issued 6,794,437 3,573,852
Dividends reinvested 1,504,480 1,466,804
Cost of shares redeemed (6,272,042) (5,179,012)
Total Class X Shares 2,026,875 (138,356)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued 13,824,332 152,442,769
Dividends reinvested 6,508,505 6,382,852
Cost of shares redeemed (28,692,765) (33,578,220)
Total Class Z Shares (8,359,928) 125,247,401
Change in net assets from capital transactions $ (8,760,209) $ (44,714,951)

International Funds - December 31, 2022 - Statements of Changes in Net Assets - 51
NVIT Emerging Markets Fund NVIT International Equity Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 9,129,540 $ 7,184,682 $ 4,461,114 $ 5,466,316
461,208 623,509 7,552,956 1,425,531
(7,096,459) (9,878,556) (8,325,632) (10,193,111)
2,494,289 (2,070,365) 3,688,438 (3,301,264)
11,042,536 65,610,407 2,125,446 1,341,800
581,346 578,650 6,294,817 1,086,970
(11,326,334) (9,298,767) (5,558,781) (8,135,295)
297,548 56,890,290 2,861,482 (5,706,525)
969,199 2,823,839 — —
35,972 320,952 — —
(3,791,671) (8,711,437) — —
(2,786,500) (5,566,646) — —
— — — —
— — — —
— — — —
— — — —
51,490,710 22,226,977 — —
4,338,556 3,906,770 — —
(6,607,426) (43,235,974) — —
49,221,840 (17,102,227) — —
— — — —
— — — —
— — — —
— — — —
$ 49,227,177 $ 32,151,052 $ 6,549,920 $ (9,007,789)

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - December 31, 2022 - International Funds
NVIT Columbia Overseas Value Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 195,534 2,835
Reinvested 104,984 69,284
Redeemed (517,036) (15,767,475)
Total Class I Shares (216,518) (15,695,356)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class D Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class D Shares — —
Class X Shares
Issued 633,188 304,252
Reinvested 156,554 125,362
Redeemed (587,165) (445,282)
Total Class X Shares 202,577 (15,668)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued 1,308,063 14,097,316
Reinvested 678,676 544,323
Redeemed (2,726,450) (2,860,887)
Total Class Z Shares (739,711) 11,780,752
Total change in shares (753,652) (3,930,272)

International Funds - December 31, 2022 - Statements of Changes in Net Assets - 53
NVIT Emerging Markets Fund NVIT International Equity Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
822,090 474,279 424,991 430,525
44,125 41,902 850,656 111,930
(623,972) (648,845) (793,401) (802,088)
242,243 (132,664) 482,246 (259,633)
986,615 4,487,326 212,338 107,693
56,496 39,471 718,782 86,018
(1,031,059) (614,564) (534,275) (650,253)
12,052 3,912,233 396,845 (456,542)
86,687 182,835 — —
3,486 21,953 — —
(341,424) (585,131) — —
(251,251) (380,343) — —
— — — —
— — — —
— — — —
— — — —
4,892,804 1,491,842 — —
415,505 262,375 — —
(602,513) (2,815,932) — —
4,705,796 (1,061,715) — —
— — — —
— — — —
— — — —
— — — —
4,708,840 2,337,511 879,091 (716,175)

54 - Statements of Changes in Net Assets - December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT NS Partners International Focused
Growth Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 1,145,076 $ (1,618,679)
Net realized gains (losses) (34,959,897) 11,005,151
Net change in unrealized appreciation/depreciation (94,756,075) (20,658,660)
Change in net assets resulting from operations (128,570,896) (11,272,188)
Distributions to Shareholders From:
Distributable earnings:
Class I (2,696,726) (4,067,287)
Class II (6,872,064) (5,429,073)
Change in net assets from shareholder distributions (9,568,790) (9,496,360)
Change in net assets from capital transactions 29,015,253 99,450,988
Change in net assets (109,124,433) 78,682,440
Net Assets:
Beginning of year 329,791,071 251,108,631
End of year $ 220,666,638 $ 329,791,071
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,393,884 $ 6,360,743
Dividends reinvested 2,696,726 4,067,287
Cost of shares redeemed (7,310,581) (14,947,007)
Total Class I Shares (219,971) (4,518,977)
Class II Shares
Proceeds from shares issued 48,009,220 129,376,425
Dividends reinvested 6,872,064 5,429,073
Cost of shares redeemed (25,646,060) (30,835,533)
Total Class II Shares 29,235,224 103,969,965
Change in net assets from capital transactions $ 29,015,253 $ 99,450,988
SHARE TRANSACTIONS:
Class I Shares
Issued 573,843 501,412
Reinvested 416,161 305,123
Redeemed (947,612) (1,172,213)
Total Class I Shares 42,392 (365,678)
Class II Shares
Issued 5,815,391 10,260,418
Reinvested 1,072,085 410,361
Redeemed (3,147,622) (2,444,501)
Total Class II Shares 3,739,854 8,226,278
Total change in shares 3,782,246 7,860,600

International Funds - December 31, 2022 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT Columbia Overseas Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.60 $ 0.30 $ (1.03) $ (0.73) $ (0.39) $ — $ (0.39) $ 10.48 (5.99)% $ 27,292 0.98% 2.85% 0.98% 38.18%
12/31/2021 10.76 0.29 0.83 1.12 (0.28) — (0.28) 11.60 10.40% 32,733 1.02% 2.50% 1.03% 36.23%
12/31/2020 10.37 0.17 0.35 0.52 (0.13) — (0.13) 10.76 5.18% 199,236 1.02% 1.80% 1.02% 127.19%(g)
12/31/2019 10.43 0.28 0.91 1.19 (0.25) (1.00) (1.25) 10.37 12.49% 197,772 1.02% 2.61% 1.02% 40.16%
12/31/2018 12.78 0.22 (2.20) (1.98) (0.24) (0.13) (0.37) 10.43 (15.69)% 178,682 1.01% 1.75% 1.01% 31.04%
Class X Shares
12/31/2022 11.51 0.31 (1.02) (0.71) (0.39) — (0.39) 10.41 (5.86)% 41,808 0.84% 3.00% 0.84% 38.18%
12/31/2021 10.76 0.31 0.83 1.14 (0.39) — (0.39) 11.51 10.58% 43,911 0.88% 2.62% 0.89% 36.23%
12/31/2020(h) 9.37 0.01 1.38 1.39 — — — 10.76 14.83% 41,215 0.91% 0.49% 0.91% 127.19%(g)
Class Z Shares
12/31/2022 11.51 0.29 (1.03) (0.74) (0.39) — (0.39) 10.38 (6.13)% 176,115 1.09% 2.75% 1.09% 38.18%
12/31/2021 10.76 0.28 0.83 1.11 (0.36) — (0.36) 11.51 10.28% 203,813 1.13% 2.36% 1.14% 36.23%
12/31/2020(h) 9.37 — 1.39 1.39 — — — 10.76 14.83% 63,808 1.17% 0.22% 1.17% 127.19%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Excludes merger activity.
(h) For the period from October 12, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of October 9, 2020 through December 31, 2020.

56 - Financial Highlights - December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Emerging Markets Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 13.74 $ 0.13 $ (3.53) $ (3.40) $ (0.10) $ — $ (0.10) $ 10.24 (24.75)% $ 47,205 1.08% 1.20% 1.17% 62.21%
12/31/2021 14.96 0.12 (1.20) (1.08) (0.14) — (0.14) 13.74 (7.28)% 60,015 1.10% 0.77% 1.18% 121.44%
12/31/2020 13.45 0.13 1.62 1.75 (0.24) — (0.24) 14.96 13.30% 67,331 1.12% 1.02% 1.18% 25.45%
12/31/2019 11.21 0.28 2.27 2.55 (0.31) — (0.31) 13.45 22.95% 69,303 1.11% 2.23% 1.16% 22.56%
12/31/2018 13.68 0.18 (2.56) (2.38) (0.09) — (0.09) 11.21 (17.42)% 61,381 1.14% 1.40% 1.19% 18.09%
Class II Shares
12/31/2022 13.52 0.10 (3.47) (3.37) (0.07) — (0.07) 10.08 (24.92)% 80,197 1.33% 0.95% 1.42% 62.21%
12/31/2021 14.76 0.07 (1.17) (1.10) (0.14) — (0.14) 13.52 (7.51)% 107,438 1.35% 0.47% 1.43% 121.44%
12/31/2020 13.28 0.09 1.60 1.69 (0.21) — (0.21) 14.76 13.00% 59,555 1.37% 0.78% 1.43% 25.45%
12/31/2019 11.07 0.25 2.24 2.49 (0.28) — (0.28) 13.28 22.66% 60,374 1.36% 2.01% 1.41% 22.56%
12/31/2018 13.51 0.15 (2.53) (2.38) (0.06) — (0.06) 11.07 (17.65)% 51,754 1.39% 1.16% 1.44% 18.09%
Class D Shares
12/31/2022 13.49 0.10 (3.47) (3.37) (0.02) — (0.02) 10.10 (24.99)% 19,013 1.39% 0.87% 1.48% 62.21%
12/31/2021 14.74 0.07 (1.18) (1.11) (0.14) — (0.14) 13.49 (7.59)% 28,779 1.44% 0.44% 1.52% 121.44%
12/31/2020 13.26 0.08 1.60 1.68 (0.20) — (0.20) 14.74 12.92% 37,053 1.46% 0.67% 1.52% 25.45%
12/31/2019 11.05 0.23 2.25 2.48 (0.27) — (0.27) 13.26 22.58% 39,779 1.45% 1.87% 1.50% 22.56%
12/31/2018 13.48 0.14 (2.53) (2.39) (0.04) — (0.04) 11.05 (17.71)% 36,775 1.47% 1.07% 1.52% 18.09%
Class Y Shares
12/31/2022 13.75 0.15 (3.53) (3.38) (0.14) — (0.14) 10.23 (24.60)% 334,033 0.93% 1.36% 1.02% 62.21%
12/31/2021 14.95 0.14 (1.20) (1.06) (0.14) — (0.14) 13.75 (7.15)% 384,522 0.95% 0.92% 1.03% 121.44%
12/31/2020 13.45 0.16 1.60 1.76 (0.26) — (0.26) 14.95 13.37% 433,936 0.97% 1.30% 1.03% 25.45%
12/31/2019 11.20 0.31 2.27 2.58 (0.33) — (0.33) 13.45 23.24% 780,200 0.96% 2.46% 1.01% 22.56%
12/31/2018 13.68 0.26 (2.63) (2.37) (0.11) — (0.11) 11.20 (17.34)% 612,301 0.96% 2.11% 1.01% 18.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - December 31, 2022 - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 12.75 $ 0.37 $ (2.25) $ (1.88) $ (0.38) $ (1.41) $ (1.79) $ 9.08 (14.12)% $ 44,377 1.11% 3.54% 1.12% 68.60%
12/31/2021 11.61 0.30 1.17 1.47 (0.33) — (0.33) 12.75 12.66% 56,158 1.13% 2.34% 1.14% 86.05%
12/31/2020 10.88 0.15 0.70 0.85 (0.12) — (0.12) 11.61 7.95% 54,133 1.16% 1.48% 1.17% 95.01%
12/31/2019 9.82 0.23 1.59 1.82 (0.28) (0.48) (0.76) 10.88 19.12% 56,389 1.12% 2.14% 1.13% 49.50%
12/31/2018 11.81 0.23 (1.92) (1.69) (0.24) (0.06) (0.30) 9.82 (14.53)% 54,406 1.12% 1.97% 1.13% 59.73%
Class II Shares
12/31/2022 12.63 0.34 (2.23) (1.89) (0.36) (1.41) (1.77) 8.97 (14.38)% 36,875 1.36% 3.28% 1.37% 68.60%
12/31/2021 11.50 0.26 1.16 1.42 (0.29) — (0.29) 12.63 12.40% 46,879 1.38% 2.08% 1.39% 86.05%
12/31/2020 10.78 0.12 0.70 0.82 (0.10) — (0.10) 11.50 7.69% 47,927 1.41% 1.22% 1.42% 95.01%
12/31/2019 9.73 0.20 1.58 1.78 (0.25) (0.48) (0.73) 10.78 18.91% 48,215 1.37% 1.89% 1.38% 49.50%
12/31/2018 11.71 0.19 (1.90) (1.71) (0.21) (0.06) (0.27) 9.73 (14.80)% 44,327 1.37% 1.68% 1.38% 59.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

58 - Financial Highlights - December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT NS Partners International Focused Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.56 $ 0.05 $ (4.45) $ (4.40)(g) $ — $ (0.31) $ (0.31) $ 6.85 (37.93)%(g) $ 61,455 0.97% 0.66% 1.15% 94.95%
12/31/2021 12.09 (0.05) (0.02) (0.07) (0.05) (0.41) (0.46) 11.56 (1.08)% 103,199 0.97% (0.42)% 1.10% 21.23%
12/31/2020 11.26 0.08 4.93 5.01 (0.13) (4.05) (4.18) 12.09 51.04% 112,437 0.97% 0.69% 1.16% 45.67%
12/31/2019 9.14 0.01 2.96 2.97 (0.14) (0.71) (0.85) 11.26 33.15% 80,957 1.07% 0.12% 1.09% 24.39%
12/31/2018 12.03 0.13 (2.00) (1.87) (0.13) (0.89) (1.02) 9.14 (16.46)% 68,915 1.03% 1.20% 1.03% 154.64%
Class II Shares
12/31/2022 11.46 0.03 (4.41) (4.38)(g) — (0.31) (0.31) 6.77 (38.08)%(g) 159,211 1.22% 0.42% 1.40% 94.95%
12/31/2021 12.01 (0.09) (0.02) (0.11) (0.03) (0.41) (0.44) 11.46 (1.41)% 226,592 1.22% (0.68)% 1.35% 21.23%
12/31/2020 11.20 0.04 4.92 4.96 (0.10) (4.05) (4.15) 12.01 50.76% 138,672 1.22% 0.39% 1.41% 45.67%
12/31/2019 9.09 (0.01) 2.93 2.92 (0.10) (0.71) (0.81) 11.20 32.84% 104,815 1.32% (0.13)% 1.34% 24.39%
12/31/2018 12.00 0.10 (1.99) (1.89) (0.13) (0.89) (1.02) 9.09 (16.67)% 90,677 1.28% 0.94% 1.28% 154.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes settlement proceeds which impacted the Fund’s per share operations activity and total return. The per share impact was $0.07 for both Class I and Class II.
Excluding the settlement proceeds, the Class I and Class II total returns are -38.58% and -38.68%, respectively. (Note 10)

International Funds - December 31, 2022 - Notes to Financial Statements - 59
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Columbia Overseas Value Fund ("Overseas Value")
NVIT Emerging Markets Fund ("Emerging Markets")
NVIT International Equity Fund ("International Equity")
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
("International Focused Growth")
Only separate accounts established by (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance
Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of International Growth and International Equity. Shares of
Overseas Value are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Emerging Markets are held by separate accounts established by NLIC and NLAIC, other unaffiliated insurance companies, and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class D, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective July 18, 2022, the NVIT AllianzGI International Growth Fund was renamed NVIT NS Partners International Focused
Growth Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

60 - Notes to Financial Statements - December 31, 2022 - International Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

International Funds - December 31, 2022 - Notes to Financial Statements - 61
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Overseas Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 636,448 $ – $ – $ 636,448
Auto Components – 1,331,683 – 1,331,683
Automobiles – 4,450,002 – 4,450,002
Banks – 30,268,844 – 30,268,844
Biotechnology 683,896 – – 683,896
Capital Markets – 2,958,457 – 2,958,457
Chemicals 2,927,032 1,810,386 – 4,737,418
Construction & Engineering – 4,658,448 – 4,658,448
Diversified Financial Services 1,734,467 4,466,573 – 6,201,040
Diversified Telecommunication Services 3,121,603 7,411,365 – 10,532,968
Electric Utilities – 2,373,346 – 2,373,346
Electronic Equipment, Instruments &
Components – 7,700,085 – 7,700,085
Energy Equipment & Services – 820,958 – 820,958
Entertainment – 806,768 – 806,768
Equity Real Estate Investment Trusts (REITs) – 469,671 – 469,671
Food & Staples Retailing 3,905,819 10,624,141 – 14,529,960
Food Products – 6,468,938 – 6,468,938
Health Care Equipment & Supplies 856 – – 856
Health Care Providers & Services – 2,436,553 – 2,436,553
Hotels, Restaurants & Leisure – 1,972,880 – 1,972,880
Household Durables – 472,537 – 472,537
Industrial Conglomerates – 2,782,584 – 2,782,584
Insurance – 21,067,244 – 21,067,244
Internet & Direct Marketing Retail – 571,833 – 571,833
Machinery – 4,150,214 – 4,150,214
Metals & Mining 3,806,781 3,566,543 – 7,373,324
Multi-Utilities – 5,009,331 – 5,009,331
Oil, Gas & Consumable Fuels 5,107,459 27,615,508 – 32,722,967
Paper & Forest Products 1,333,759 5,146,263 – 6,480,022
Pharmaceuticals 6,751,731 18,540,773 – 25,292,504
Professional Services – 1,797,959 – 1,797,959
Real Estate Management & Development – 861,512 – 861,512
Software 1,861,617 – – 1,861,617
Textiles, Apparel & Luxury Goods – 1,651,545 – 1,651,545
Tobacco – 9,725,178 – 9,725,178
Trading Companies & Distributors – 7,624,014 – 7,624,014
Water Utilities – 1,984,052 – 1,984,052
Wireless Telecommunication Services – 4,342,061 – 4,342,061
Total Common Stocks $ 31,871,468 $ 207,938,249 $ – $ 239,809,717
Exchange Traded Fund 2,513,261 – – 2,513,261
Forward Foreign Currency Contracts – 225,444 – 225,444
Repurchase Agreements – 8,350,986 – 8,350,986
Total Assets $ 34,384,729 $ 216,514,679 $ – $ 250,899,408
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (209,471) $ – $ (209,471)
Total Liabilities $ – $ (209,471) $ – $ (209,471)
Total $ 34,384,729 $ 216,305,208 $ – $ 250,689,937

62 - Notes to Financial Statements - December 31, 2022 - International Funds
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ – $ 6,839,754 $ – $ 6,839,754
Automobiles 4,509,375 2,841,485 – 7,350,860
Banks 21,655,993 34,214,807 – 55,870,800
Beverages – 19,223,095 – 19,223,095
Chemicals 2,897,234 6,036,176 – 8,933,410
Communications Equipment – 2,176,206 – 2,176,206
Construction & Engineering – 4,574,606 – 4,574,606
Construction Materials – 2,130,820 – 2,130,820
Consumer Finance – 570,323 – 570,323
Diversified Consumer Services – 7,576,190 – 7,576,190
Diversified Financial Services – 20,839,560 – 20,839,560
Diversified Telecommunication Services – 6,892,423 – 6,892,423
Electrical Equipment – 15,474,630 – 15,474,630
Electronic Equipment, Instruments &
Components – 2,381,041 – 2,381,041
Entertainment – 7,113,397 – 7,113,397
Food & Staples Retailing 7,962,083 5,707,897 – 13,669,980
Food Products 2,971,012 5,163,142 – 8,134,154
Health Care Equipment & Supplies – 6,722,173 – 6,722,173
Health Care Providers & Services – 8,578,281 – 8,578,281
Hotels, Restaurants & Leisure 3,849,521 11,762,452 – 15,611,973
Household Durables – 5,763,249 – 5,763,249
Independent Power and Renewable
Electricity Producers – 43,211 – 43,211
Industrial Conglomerates – 2,085,427 – 2,085,427
Insurance – 23,197,690 – 23,197,690
Interactive Media & Services 316,586 25,641,418 – 25,958,004
Internet & Direct Marketing Retail 2,271,308 37,397,419 – 39,668,727
IT Services 1,611,793 718,062 – 2,329,855
Life Sciences Tools & Services – 6,114,707 – 6,114,707
Machinery – 8,319,869 – 8,319,869
Oil, Gas & Consumable Fuels 3,401,610 4,916,903 – 8,318,513
Personal Products – 2,917,055 – 2,917,055
Pharmaceuticals – 521,798 – 521,798
Real Estate Management & Development – 2,318,786 – 2,318,786
Road & Rail – 8,096,781 – 8,096,781
Semiconductors & Semiconductor
Equipment – 47,366,391 – 47,366,391
Software – 15,507,461 – 15,507,461
Specialty Retail – 3,147,518 – 3,147,518
Technology Hardware, Storage & Peripherals – 27,229,680 – 27,229,680
Textiles, Apparel & Luxury Goods – 17,663,565 – 17,663,565
Wireless Telecommunication Services – 7,801,937 – 7,801,937
Total Common Stocks $ 51,446,515 $ 423,587,385 $ – $ 475,033,900
Repurchase Agreements – 603,734 – 603,734
Rights 1,942 – – 1,942
Total $ 51,448,457 $ 424,191,119 $ – $ 475,639,576

International Funds - December 31, 2022 - Notes to Financial Statements - 63
International Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 710,985 $ – $ 710,985
Air Freight & Logistics – 1,036,769 – 1,036,769
Auto Components – 328,581 – 328,581
Automobiles – 2,820,570 – 2,820,570
Banks 63,987 9,987,795 – 10,051,782
Beverages 464,299 – – 464,299
Biotechnology – 105,100 – 105,100
Building Products – 1,478,275 – 1,478,275
Capital Markets 69,593 2,216,142 – 2,285,735
Chemicals 701,916 1,948,060 – 2,649,976
Commercial Services & Supplies – 213,413 – 213,413
Communications Equipment – 419,423 – 419,423
Construction & Engineering – 799,899 – 799,899
Construction Materials – 103,530 – 103,530
Consumer Finance 136,290 – – 136,290
Diversified Consumer Services 125,456 – – 125,456
Diversified Financial Services 197,404 355,506 – 552,910
Diversified Telecommunication Services – 1,019,192 – 1,019,192
Electric Utilities 78,835 2,103,890 – 2,182,725
Electrical Equipment – 959,502 – 959,502
Electronic Equipment, Instruments &
Components – 935,978 – 935,978
Entertainment 131,528 1,179,344 – 1,310,872
Equity Real Estate Investment Trusts (REITs) – 376,005 – 376,005
Food & Staples Retailing 1,604,561 116,411 – 1,720,972
Food Products – 496,893 – 496,893
Health Care Equipment & Supplies – 184,806 – 184,806
Health Care Providers & Services – 624,952 – 624,952
Hotels, Restaurants & Leisure – 1,317,369 – 1,317,369
Household Durables – 229,085 – 229,085
Household Products – 98,802 – 98,802
Independent Power and Renewable
Electricity Producers – 362,515 – 362,515
Industrial Conglomerates – 350,395 – 350,395
Insurance 746,821 3,334,133 – 4,080,954
Interactive Media & Services 298,303 650,424 – 948,727
Internet & Direct Marketing Retail 542,603 823,741 – 1,366,344
IT Services 796,451 1,283,123 – 2,079,574
Life Sciences Tools & Services – 58,317 – 58,317
Machinery – 540,669 – 540,669
Marine – 1,627,574 – 1,627,574
Media – 402,723 – 402,723
Metals & Mining 1,184,094 2,309,161 – 3,493,255
Multiline Retail 543,861 – – 543,861
Oil, Gas & Consumable Fuels 536,539 4,146,653 – 4,683,192
Paper & Forest Products 76,725 77,037 – 153,762
Personal Products – 1,936,299 – 1,936,299
Pharmaceuticals – 6,922,901 – 6,922,901
Professional Services – 810,707 – 810,707
Real Estate Management & Development – 1,257,536 – 1,257,536
Road & Rail 451,873 – – 451,873
Semiconductors & Semiconductor
Equipment – 3,213,480 – 3,213,480
Software 579,231 179,592 – 758,823
Specialty Retail – 1,293,372 – 1,293,372
Technology Hardware, Storage & Peripherals – 1,186,530 – 1,186,530
Textiles, Apparel & Luxury Goods – 1,537,735 – 1,537,735
Tobacco – 2,704,719 – 2,704,719
Trading Companies & Distributors 212,751 1,022,762 – 1,235,513

64 - Notes to Financial Statements - December 31, 2022 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 707,913 $ – $ 707,913
Total Common Stocks $ 9,543,121 $ 70,906,288 $ – $ 80,449,409
Repurchase Agreement – 1,225,538 – 1,225,538
Total $ 9,543,121 $ 72,131,826 $ – $ 81,674,947
International Focused Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,015,626 $ – $ 6,015,626
Banks 2,977,613 3,665,817 – 6,643,430
Beverages – 8,361,341 – 8,361,341
Biotechnology – 6,123,295 – 6,123,295
Capital Markets – 6,667,725 – 6,667,725
Chemicals – 8,035,736 – 8,035,736
Diversified Telecommunication Services – 5,105,504 – 5,105,504
Electrical Equipment – 4,477,962 – 4,477,962
Electronic Equipment, Instruments &
Components – 5,637,667 – 5,637,667
Entertainment – 6,106,343 – 6,106,343
Equity Real Estate Investment Trusts (REITs) – 5,315,908 – 5,315,908
Food Products – 15,120,177 – 15,120,177
Health Care Equipment & Supplies – 14,213,514 – 14,213,514
Health Care Providers & Services – 2,666,548 – 2,666,548
Household Durables – 4,788,871 – 4,788,871
Insurance – 19,162,741 – 19,162,741
Interactive Media & Services – 2,100,836 – 2,100,836
Internet & Direct Marketing Retail 5,369,093 – – 5,369,093
IT Services – 7,743,361 – 7,743,361
Life Sciences Tools & Services – 5,366,708 – 5,366,708
Oil, Gas & Consumable Fuels – 4,448,330 – 4,448,330
Personal Products – 5,632,624 – 5,632,624
Pharmaceuticals – 14,447,548 – 14,447,548
Professional Services – 20,824,145 – 20,824,145
Semiconductors & Semiconductor
Equipment 5,331,324 4,146,382 – 9,477,706
Software – 7,274,877 – 7,274,877
Specialty Retail – 3,437,669 – 3,437,669
Textiles, Apparel & Luxury Goods – 9,060,571 – 9,060,571
Total Common Stocks $ 13,678,030 $ 205,947,826 $ – $ 219,625,856
Repurchase Agreements – 2,732,247 – 2,732,247
Total $ 13,678,030 $ 208,680,073 $ – $ 222,358,103
As of December 31, 2022, Overseas Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of December 31, 2022, Emerging Markets held five common stock investments that were categorized as Level 3 investments which were each valued at $0.

International Funds - December 31, 2022 - Notes to Financial Statements - 65
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant
Overseas Value
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (238,094) (238,094)
Purchases
*
888,471 888,471
Sales — —
Change in Unrealized Appreciation/Depreciation (650,377) (650,377)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2022 ** $ (888,471) $ (888,471)
Emerging Markets
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (3,604,220) (3,604,220)
Purchases — —
Sales (1,255,364) (1,255,364)
Change in Unrealized Appreciation/Depreciation (13,776,118) (13,776,118)
Transfers into Level 3 18,635,702 18,635,702
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2022 ** $ (13,776,118) $ (13,776,118)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
Foreign Currency
Amount (USD)
Overseas Value $ 86

66 - Notes to Financial Statements - December 31, 2022 - International Funds
securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
Overseas Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 225,444
Total $ 225,444
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (209,471)
Total $ (209,471)
Overseas Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (673,866)
Total $ (673,866)

International Funds - December 31, 2022 - Notes to Financial Statements - 67
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2022:
International Focused Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (201,446)
Total $ (201,446)
Overseas Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 141,235
Total $ 141,235
Overseas Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 26,929,780
Average Settlement Value Sold $ 27,005,317
Overseas Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ 225,444 $ (209,471) $ — $ 15,973
Total $ 225,444 $ (209,471) $ — $ 15,973

68 - Notes to Financial Statements - December 31, 2022 - International Funds
(e) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ (209,471) $ 209,471 $ — $ —
Total $ (209,471) $ 209,471 $ — $ —
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Overseas Value $ 8,350,986
Emerging Markets 603,734
International Equity 1,225,538
International Focused Growth 2,732,247

International Funds - December 31, 2022 - Notes to Financial Statements - 69
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(f) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Credit Suisse AG, 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $39,494,229, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.00%, maturing 2/23/2023 - 5/15/2037; total market value $40,284,146.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.

70 - Notes to Financial Statements - December 31, 2022 - International Funds
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Overseas Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,750,986 $ – $ 5,750,986 $ (5,750,986) $ –
Credit Suisse AG 2,000,000 – 2,000,000 (2,000,000) –
MetLife, Inc. 600,000 – 600,000 (600,000) –
Total $ 8,350,986 $ – $ 8,350,986 $ (8,350,986) $ –
Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 10,000 $ – $ 10,000 $ (10,000) $ –
Cantor Fitzgerald &
Co. 578,974 – 578,974 (578,974) –
MetLife, Inc. 14,760 – 14,760 (14,760) –
Total $ 603,734 $ – $ 603,734 $ (603,734) $ –
International Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,225,538 $ – $ 1,225,538 $ (1,225,538) $ –
Total $ 1,225,538 $ – $ 1,225,538 $ (1,225,538) $ –

International Funds - December 31, 2022 - Notes to Financial Statements - 71
(g) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(h) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to net operating loss netting to short-term gains, foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), foreign capital gains tax, redesignation of distributions, and settlement proceeds. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the
International Focused Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 25,000 $ – $ 25,000 $ (25,000) $ –
Cantor Fitzgerald &
Co. 1,707,247 – 1,707,247 (1,707,247) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 2,732,247 $ – $ 2,732,247 $ (2,732,247) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

72 - Notes to Financial Statements - December 31, 2022 - International Funds
future. The temporary differences as of December 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(i) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(k) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union (EU reclaims). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Fund Subadviser
Overseas Value Columbia Management Investment Advisers, LLC
Emerging Markets Loomis, Sayles & Company L.P.
NS Partners Ltd ("NS Partners")
International Equity Lazard Asset Management, LLC
International Focused Growth NS Partners(a)
(a) Effective July 18, 2022, NS Partners Ltd was appointed as the subadviser to the Fund. Effective July 18, 2022, Allianz Global
Investors U.S. LLC was terminated and ceased serving as subadviser to the Fund.

International Funds - December 31, 2022 - Notes to Financial Statements - 73
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Prior to July 18, 2022, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on that Fund’s average daily net assets according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2022, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Overseas Value Up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%
International Focused Growth(a) Up to $500 million 0.85%
$500 million up to $1 billion 0.82%
$1 billion and more 0.80%
(a) Effective July 18, 2022.
Fund Fee Schedule
Advisory Fee
(annual rate)
International Focused Growth Up to $1 billion 0.85%
$1 billion and more 0.80%
Fund
Advisory Fee
Waiver
(annual rate)
Emerging Markets 0.0873%
International Equity 0.010
International Focused Growth 0.058
Fund Amount
Emerging Markets $ 432,732
International Equity 8,603
International Focused Growth 136,445
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Overseas Value 0.75 % N/A 0.75%
Emerging Markets 0.95 0.86% 0.86
International Equity 0.80 0.79 0.79
International Focused Growth 0.85 0.79 0.68
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

74 - Notes to Financial Statements - December 31, 2022 - International Funds
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Classes
Amount
(annual rate)
Overseas Value All Classes 0.87%
Emerging Markets All Classes 1.20
International Focused Growth All Classes 0.88
Fund Classes
Amount
(annual rate)
Emerging Markets Class II 1.43%
International Focused Growth Class II 1.25%
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Overseas Value $ 52 $ 31,704 $ — $ 31,756
Emerging Markets — — — —
International Equity — — — —
International Focused Growth 251,553 208,754 274,757 735,064
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

International Funds - December 31, 2022 - Notes to Financial Statements - 75
For the year ended December 31, 2022, NFM earned an aggregate of $458,080 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $4,243.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II, Class D and Class Z shares of each Fund
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such
Fund Class I Class II Class D Class X Class Z
Overseas Value 0.15% N/A N/A 0.01% 0.01%
Emerging Markets 0.15 0.15% 0.22% N/A N/A
International Equity 0.15 0.15 N/A N/A N/A
International Focused Growth 0.15 0.15 N/A N/A N/A
N/A — Not Applicable.
Fund Amount
Overseas Value $ 64,885
Emerging Markets 255,195
International Equity 129,033
International Focused Growth 352,884

76 - Notes to Financial Statements - December 31, 2022 - International Funds
amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases Sales
Overseas Value $ 94,564,329 $ 105,870,694
Emerging Markets 356,431,992 301,526,418
International Equity 58,733,468 62,479,891
International Focused Growth 253,757,797 224,060,729

International Funds - December 31, 2022 - Notes to Financial Statements - 77
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Overseas Value $ 9,029,229 $ – $ 9,029,229 $ – $ 9,029,229
Emerging Markets 5,417,082 – 5,417,082 – 5,417,082
International Equity 5,160,671 8,687,102 13,847,773 – 13,847,773
International Focused Growth 1,558,156 8,010,634 9,568,790 – 9,568,790
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Overseas Value $ 8,665,718 $ – $ 8,665,718 $ – $ 8,665,718
Emerging Markets 5,429,881 – 5,429,881 – 5,429,881
International Equity 2,512,501 – 2,512,501 – 2,512,501
International Focused Growth 3,062,105 6,434,255 9,496,360 – 9,496,360
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Overseas Value $ 4,226,365 $ – $ 4,226,365 $ – $ (27,906,594) $ 23,104,709 $ (575,520)
Emerging Markets 5,545,051 – 5,545,051 – (94,180,479) (64,093,665) (152,729,093)
International Equity 837,418 – 837,418 – (5,620,126) 3,595,749 (1,186,959)
International Focused Growth 3,114,140 – 3,114,140 – (37,229,976) 1,486,734 (32,629,102)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

78 - Notes to Financial Statements - December 31, 2022 - International Funds
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
During the year ended December 31, 2022, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
10. Settlement Proceeds
During the year ended December 31, 2022, International Focused Growth reached a settlement agreement in the amount of
$2,187,429 from a former subadvisor. These settlement proceeds are reflected in the Statements of Operations and Financial
Highlights.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Overseas Value $ 227,482,466 $ 45,352,817 $ (22,145,346) $ 23,207,471
Emerging Markets 538,591,064 21,346,353 (84,297,841) (62,951,488)
International Equity 77,912,485 9,957,307 (6,194,845) 3,762,462
International Focused Growth 220,762,238 13,875,172 (12,279,307) 1,595,865
Fund Amount
Overseas Value $ (27,906,594)
Emerging Markets (94,180,479)
International Equity (5,620,126)
International Focused Growth (37,229,976)
Fund Utilized
Overseas Value $ 5,345,228

International Funds - December 31, 2022 - Report of Independent Registered Public Accounting Firm - 79
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Columbia Overseas Value
Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund and NVIT NS Partners International Focused
Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Columbia
Overseas Value Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund and NVIT NS Partners International Focused
Growth Fund (four of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds")
as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

80 - Supplemental Information - December 31, 2022 (Unaudited) - International Funds
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

International Funds - December 31, 2022 (Unaudited) - Supplemental Information - 81
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

82 - Supplemental Information - December 31, 2022 (Unaudited) - International Funds
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital
Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, and NVIT J.P. Morgan
US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

International Funds - December 31, 2022 (Unaudited) - Supplemental Information - 83
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT GS Small Cap Equity Insights Fund, the Trustees
noted that the Fund had experienced performance in the fourth quintile of its peer group for the two-year period ended June 30,
2022 and considered that the Fund had been organized in 2019 and did not yet have three years of performance.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

84 - Supplemental Information - December 31, 2022 (Unaudited) - International Funds
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Replacement of Allianz Global Investors U.S. LLC by NS Partners Ltd
for NVIT NS Partners International Focused Growth Fund (formerly known as the NVIT AllianzGI International Growth Fund)
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the July 13, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT NS Partners International Focused Growth Fund (formerly known as the NVIT AllianzGI
International Growth Fund) (the “Fund”), the appointment of NS Partners Ltd (“NS Partners”) as sub-adviser to the Fund pursuant to an amended sub-advisory agreement (the “Sub-advisory Agreement”). NS Partners replaced Allianz Global Investors U.S. LLC
(“AllianzGI”), the previous sub-adviser to the Fund. The Board was provided with detailed materials relating to NS Partners in advance of the meeting.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by NS Partners under the Sub-advisory Agreement, including information relating to NS Partners’s investment strategy and process for the Fund. The Board also considered the experience of the investment personnel of NS
Partners who would be managing the Fund. The Board considered information concerning the past performance record of the
Fund’s proposed NS Partners portfolio management team in managing the investment strategy it intended to use in managing the
Fund’s assets. The Board considered differences between the investment strategy followed by AllianzGI in managing the Fund and the strategy proposed to be followed by NS Partners, in light of the relative performance records of the strategies, changes in investor preferences over time, and the investing platforms through which the Fund is offered.
The Board considered the sub-advisory fee rate that NFA would pay to NS Partners with respect to the Fund. The Board considered that the sub-advisory fee rate that NFA would pay to NS Partners with respect to the Fund would not change based on the existing

International Funds - December 31, 2022 (Unaudited) - Supplemental Information - 85
assets of the Fund, although it would lower the asset threshold at which a fee breakpoint would become effective. The Board considered that NFA agreed that it would change the breakpoint in its contractual advisory fee schedule to align with the change to the sub-advisory fee schedule so that any savings to NFA as a result of the new sub-advisory fee arrangement would result in a comparable decrease in fees paid to NFA.
The Board also considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other series of the Nationwide
Variable Insurance Trust.
No information was presented to the Board regarding NS Partners’s expected profitability as a result of the Sub-advisory Agreement or the expected profitability of the Fund with respect to NFA following implementation of the new sub-advisory agreement.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Overseas Value – %
Emerging Markets 0.19
International Equity –
International Focused Growth –
Fund Amount
Overseas Value $ –
Emerging Markets –
International Equity 8,687,102
International Focused Growth 8,010,634
Fund Amount Per Share
Overseas Value $ 7,422,065 $ 0.3146
Emerging Markets 6,717,795 0.1426
International Equity 3,089,631 0.3435
International Focused Growth 1,648,260 0.0507
Fund Amount Per Share
Overseas Value $ 426,200 $ 0.0181
Emerging Markets 1,937,982 0.0411
International Equity 298,215 0.0332
International Focused Growth 419,206 0.0129

International Funds - December 31, 2022 - Management Information - 87
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

88 - Management Information - December 31, 2022 - International Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - December 31, 2022 - Management Information - 89
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

90 - Market Index Definitions - December 31, 2022 - International Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

International Funds - December 31, 2022 - Market Index Definitions - 91
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

92 - Market Index Definitions - December 31, 2022 - International Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

International Funds - December 31, 2022 - Market Index Definitions - 93
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

94 - Market Index Definitions - December 31, 2022 - International Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

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